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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03153

                        FRANK RUSSELL INVESTMENT COMPANY

               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                       GREG J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406

                     ---------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 253-572-9500

Date of fiscal year end:       OCTOBER 31
Date of reporting period:      November 1, 2005 -- January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

                                                FRANK RUSSELL INVESTMENT COMPANY


TAX - MANAGED GLOBAL EQUITY FUND


2006 Quarterly Report

CLASS C AND S SHARES

TAX-MANAGED GLOBAL EQUITY FUND





JANUARY 31, 2006



                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                                Quarterly Report

                          January 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Quarterly Report............................................         4

Shareholder Requests for Additional Information......................         7

Copyright (c) Frank Russell Company 2006. All rights reserved.

The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Frank Russell Investment Company Funds -
   Class S Shares

Domestic Equities - 74.8%
Quantitative Equity Fund                              166,601           6,552
Tax-Managed Large Cap Fund                          1,711,765          32,712
Tax-Managed Mid & Small Cap Fund                      726,733          10,021
                                                                 ------------
                                                                       49,285
                                                                 ------------

International Equities - 25.2%
Emerging Markets Fund                                 161,453           3,386
International Securities Fund                         183,619          13,208
                                                                 ------------
                                                                       16,594
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $45,096)                                              65,879

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                 26
                                                                 ------------

NET ASSETS - 100.0%                                                    65,905
                                                                 ============

            See accompanying notes which are an integral part of the schedule of investments.

                                               Tax-Managed Global Equity Fund  3

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   The Fund allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). Frank Russell Investment Management Company ("FRIMCo"), the Funds' investment adviser, may modify the target asset allocation for the Fund and modify the selection of the Underlying Funds for the Fund from time to time. From time to time, the Fund may adjust its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified below:

                                            ASSET ALLOCATION
       ASSET CLASS/UNDERLYING FUNDS             TARGETS
------------------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap Fund                50%
         Tax-Managed Mid & Small Cap Fund          15
         Quantitative Equity Fund                  10
      International Equities
         International Securities Fund             20
         Emerging Markets Fund                      5
                                                  ---
                                                  100

   Investment Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of this schedule of investments in conformity with GAAP requires management to make estimates

 4  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Fund values portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sales price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between

                                                    Notes to Quarterly Report  5

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement or other significant event (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development, such as a material business development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on a non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. FEDERAL INCOME TAXES

   At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                               $     57,619,247
                                                     ================
   Unrealized Appreciation                           $      8,260,009
   Unrealized Depreciation                                         --
                                                     ----------------
   Net Unrealized Appreciation (Depreciation)        $      8,260,009
                                                     ================

 6  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained free of charge by calling (800) 787-7354.

                              Shareholder Requests for Additional Information  7

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com
                                                             36-08-092 (1 01/06)

                                                FRANK RUSSELL INVESTMENT COMPANY


RUSSELL FUNDS


2006 Quarterly Report

CLASS A AND B SHARES

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND





JANUARY 31, 2006



                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                                Quarterly Report

                          January 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Schedule of Investments.....................................         6

Notes to Quarterly Report............................................         7

Shareholder Requests for Additional Information......................        12

Copyright (c) Frank Russell Company 2006. All rights reserved.

The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 34.3%
Auto and Transportation - 0.6%
Honda Motor Co., Ltd. - ADR                             1,589              45
Union Pacific Corp.                                     1,213             107
United Parcel Service, Inc. Class B                     2,516             189
                                                                 ------------
                                                                          341
                                                                 ------------

Consumer Discretionary - 3.9%
Avon Products, Inc.                                     5,600             159
Cintas Corp.                                            5,034             214
Costco Wholesale Corp.                                  3,800             190
Gannett Co., Inc.                                       3,658             226
Home Depot, Inc.                                        6,723             273
InterActiveCorp (AE)                                    1,830              53
Kimberly-Clark Corp.                                    2,651             151
Leggett & Platt, Inc.                                   8,450             208
Tribune Co.                                             3,288              95
Wal-Mart Stores, Inc.                                   8,864             409
Waste Management, Inc.                                  5,070             160
                                                                 ------------
                                                                        2,138
                                                                 ------------
Consumer Staples - 3.5%
Campbell Soup Co.                                       4,071             122
Clorox Co.                                              1,231              74
Coca-Cola Co. (The)                                     8,608             356
Diageo PLC - ADR                                        2,012             121
General Mills, Inc.                                       466              22
Kraft Foods, Inc. Class A                               5,130             151
Kroger Co. (The) (AE)                                   4,799              88
PepsiCo, Inc.                                           5,977             342
Procter & Gamble Co.                                   10,771             638
                                                                 ------------
                                                                        1,914
                                                                 ------------

Financial Services - 7.6%
ACE, Ltd.                                                 939              52
Aflac, Inc.                                             6,241             293
American International Group, Inc.                      7,079             463
Automatic Data Processing, Inc.                         8,269             363
Bank of America Corp.                                   8,636             382
Bank of New York Co., Inc. (The)                        5,223             166
Citigroup, Inc.                                         8,488             395
Fannie Mae                                                292              17
Freddie Mac                                               622              42
Hartford Financial Services Group, Inc.                 1,317             108
JPMorgan Chase & Co.                                    3,704             147
Marshall & Ilsley Corp.                                   826              35
Mitsubishi UFJ Financial Group, Inc. - ADR              2,945              43
Morgan Stanley                                          4,847             298
Paychex, Inc.                                           5,003             182
PNC Financial Services Group, Inc.                      1,342              87
State Street Corp.                                      4,414             267

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Synovus Financial Corp.                                 5,740             159
US Bancorp                                              5,611             168
Wells Fargo & Co.                                       6,966             434
XL Capital, Ltd. Class A                                  842              57
                                                                 ------------
                                                                        4,158
                                                                 ------------

Health Care - 4.8%
Baxter International, Inc.                              3,226             119
Biogen Idec, Inc. (AE)                                    780              35
Biomet, Inc.                                            4,800             182
Boston Scientific Corp. (AE)                            2,038              45
GlaxoSmithKline PLC - ADR                               1,841              94
Johnson & Johnson                                       8,726             502
Medimmune, Inc. (AE)                                    2,092              71
Medtronic, Inc.                                         5,985             338
Merck & Co., Inc.                                       2,274              79
Novartis AG - ADR                                       3,239             179
Pfizer, Inc.                                           26,452             679
Schering-Plough Corp.                                   2,475              47
Teva Pharmaceutical Industries, Ltd. - ADR              1,336              57
Wyeth                                                   4,675             216
                                                                 ------------
                                                                        2,643
                                                                 ------------

Integrated Oils - 2.2%
BP PLC - ADR                                              411              30
Chevron Corp.                                           3,815             227
ConocoPhillips                                          3,700             239
Exxon Mobil Corp.                                      11,656             731
                                                                 ------------
                                                                        1,227
                                                                 ------------

Materials and Processing - 2.0%
Barrick Gold Corp.                                      4,442             140
Fluor Corp.                                             1,365             120
International Paper Co.                                 5,152             168
Monsanto Co.                                            1,174              99
Newmont Mining Corp.                                    3,372             209
Praxair, Inc.                                           1,707              90
Sigma-Aldrich Corp.                                     3,900             253
                                                                 ------------
                                                                        1,079
                                                                 ------------

Miscellaneous - 1.6%
3M Co.                                                  2,900             211
Eaton Corp.                                               607              40

                                                      Schedule of Investments  3

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Co.                                   17,866             585
Honeywell International, Inc.                           1,326              51
                                                                 ------------
                                                                          887
                                                                 ------------

Other Energy - 0.6%
Baker Hughes, Inc.                                      1,231              95
El Paso Corp.                                           4,285              58
Schlumberger, Ltd.                                      1,202             153
                                                                 ------------
                                                                          306
                                                                 ------------

Producer Durables - 1.9%
Caterpillar, Inc.                                         860              58
Deere & Co.                                               981              70
Diebold, Inc.                                           4,400             172
Dover Corp.                                               209              10
Emerson Electric Co.                                    4,765             369
Illinois Tool Works, Inc.                               1,747             147
Northrop Grumman Corp.                                    557              35
Pall Corp.                                              1,789              52
Parker Hannifin Corp.                                   1,897             144
                                                                 ------------
                                                                        1,057
                                                                 ------------
Technology - 3.9%
Electronic Data Systems Corp.                           2,792              70
General Dynamics Corp.                                    528              61
Hewlett-Packard Co.                                     4,936             154
Intel Corp.                                            15,361             327
International Business Machines Corp.                   3,949             321
Linear Technology Corp.                                 7,700             287
Microsoft Corp.                                        21,002             591
Motorola, Inc.                                          5,673             129
Raytheon Co.                                            2,854             117
Sun Microsystems, Inc. (AE)                            12,469              56
                                                                 ------------
                                                                        2,113
                                                                 ------------

Utilities - 1.7%
Ameren Corp.                                            1,080              55
AT&T, Inc.                                             18,365             477
BellSouth Corp.                                         3,057              88
Comcast Corp. Special Class A (AE)                      2,394              66
PG&E Corp.                                                866              32
Southern Co. (The)                                      1,364              47
Sprint Nextel Corp.                                     1,370              31
Verizon Communications, Inc.                            3,240             103
                                                                 ------------
                                                                          899
                                                                 ------------

TOTAL COMMON STOCKS
(cost $16,773)                                                         18,762
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM DEBT OBLIGATIONS - 59.2%
United States Government Treasuries - 59.2%
United States Treasury Notes
   Principal Only STRIP
   Zero coupon due 02/15/08                            12,315          11,249
   Zero coupon due 05/15/08                             7,270           6,568
United States Treasury Notes
   Interest Only STRIP
   2.090% due 02/15/08                                 16,000          14,612
                                                                 ------------

TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $32,839)                                                         32,429
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.1%
Frank Russell Investment Company
   Money Market Fund                                  231,000             231
Frank Russell Investment Company
   US Government Money Market Fund                  3,281,000           3,281
United States Treasury Bills (c)(z)(sec.)
   4.021% due 03/16/06                                    350             348
   4.023% due 03/16/06                                     30              30
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,890)                                                           3,890
                                                                 ------------

TOTAL INVESTMENTS - 100.6%
(identified cost $53,502)                                              55,081

OTHER ASSETS AND LIABILITIES,
NET - (0.6%)                                                             (334)
                                                                 ------------

NET ASSETS - 100.0%                                                    54,747
                                                                 ============

See accompanying notes which are an integral part of the schedule of investments.

 4  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index
   expiration date 03/06 (14)                                 899                 (5)

United States Treasury 2 Year Notes
   expiration date 03/06 (10)                               2,048                 (5)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (10)
                                                                     ===============

            See accompanying notes which are an integral part of the schedule of investments.

                                                      Schedule of Investments  5

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities

 6  Notes to Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of January 31, 2006, the Fund's allocation to equity securities was approximately 34% and the Fund's allocation to fixed income securities was approximately 66% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund pays Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholder's account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under the Guarantee. If the Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund expects to seek long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

Offering Period                       01/21/03 - 02/27/03
Guarantee Period                      03/03/03 - 03/03/08
Post Guarantee Period Commencement    03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of this schedule of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Fund values portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation. Debt obligation securities maturing within 60 days of the date of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations.

                                                    Notes to Quarterly Report  7

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Ordinarily, the Fund values each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated the close of business.

   - Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   - The value of swap agreements is equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange in which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset of its share to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Fund's net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund's net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement or other significant event (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development, such as a material business development; a natural disaster; or an armed conflict.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

 8  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   The Fund typically uses derivatives in two ways: hedging and return enhancement. The Fund may use a hedging strategy for its cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain

                                                    Notes to Quarterly Report  9

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Interest Rate Swap Agreements

   The Fund may enter into interest rate swap agreements, on either an asset-based or liability basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. There were no outstanding securities on loan and no income was earned on securities lending as of January 31, 2006.

4. RELATED PARTIES

   The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund and US Government Money Market Fund (collectively the "Money Market Funds") (two of the Investment Portfolios of the Investment Company not presented herein). As of January 31, 2006, $231,000 of the Money Market Fund's net assets represents investments by this Fund and $1,652,253,111 represents the

 10  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   investments of other FRIC Funds not presented herein. As of January 31, 2006, $3,281,000 of the US Government Money Market Fund's net assets represents investment by this Fund.

5. FEDERAL INCOME TAXES

   At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                               $     53,565,506
                                                     ================
   Unrealized Appreciation                           $      2,171,421
   Unrealized Depreciation                                   (655,878)
                                                     ----------------
   Net Unrealized Appreciation (Depreciation)        $      1,515,543
                                                     ================

                                                   Notes to Quarterly Report  11

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Ambac Assurance Corporation, a Wisconsin domiciled stock insurance company (the "Insurer"), is the issuer of a financial guarantee policy for the benefit of shareholders of the Fund. If the Fund is unable to meet its obligations under the guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective guaranteed amounts on the Guarantee Maturity Date. Ambac is a wholly-owned subsidiary of AFG, a publicly-held company. AFG is subject to the informational requirements of the Securities Exchange Act, and in accordance therewith files reports and other information with the SEC. Such reports and other information, including AFG's most recent annual or quarterly report, may be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission, or may be obtained free of charge by calling the Fund at (800) 787-7354.

 12  Shareholder Requests for Additional Information

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com
                                                             36-08-095 (1 01/06)

                                                FRANK RUSSELL INVESTMENT COMPANY


MONEY MARKET FUNDS

2006 Quarterly Report

CLASS A AND S SHARES

MONEY MARKET FUND



CLASS S SHARES

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND








JANUARY 31, 2006



                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                               Money Market Funds

                                Quarterly Report

                          January 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         3

US Government Money Market Fund......................................         6

Tax Free Money Market Fund...........................................         7

Notes to Schedules of Investments....................................        13

Notes to Quarterly Report............................................        14

Shareholder Requests for Additional Information......................        16

Copyright (c) Frank Russell Company 2006. All rights reserved.

The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 32.5%
Allstate Financial Global Funding (A)                               17,900         6.150        02/01/06            17,900
Bank of the West (E)                                                50,000         4.290        08/08/06            50,006
Citigroup Global Markets (E)                                        50,000         4.501        03/16/06            50,003
Deutsche Bank AG (NY) (E)                                           13,000         4.624        04/24/06            13,001
Goldman Sachs Group, Inc. (E)                                       50,000         4.700        03/21/06            50,015
Goldman Sachs Group, LP (E)(A)                                      15,000         4.570        01/16/07            15,000
HSBC Finance Corp.                                                   6,460         3.375        02/21/06             6,459
HSBC Finance Corp.                                                   6,812         7.200        07/15/06             6,902
HSBC Finance Corp. (E)                                              70,000         4.551        06/22/06            70,022
HSBC Finance Corp. (E)                                              10,200         4.690        10/27/06            10,205
HSBC USA, Inc.                                                      10,000         7.000        11/01/06            10,158
Merrill Lynch & Co., Inc. (E)                                       15,000         4.880        04/18/06            15,010
Merrill Lynch & Co., Inc. (E)                                       12,027         4.773        05/22/06            12,043
Merrill Lynch & Co., Inc. (E)                                       21,500         4.660        05/26/06            21,521
Metropolitan Life Global Funding (E)(A)                             10,000         4.480        05/22/06            10,003
Metropolitan Life Insurance Co. (E)                                 75,000         4.680        10/13/06            75,000
Morgan Stanley                                                       7,000         6.100        04/15/06             7,030
Morgan Stanley (E)                                                  49,225         4.799        03/27/06            49,247
Morgan Stanley (E)                                                  90,000         4.580        01/03/07            90,002
New York Life Insurance Co. (E)                                     35,000         4.428        05/17/06            35,000
New York Life Insurance Co. (E)                                     50,000         4.438        11/17/06            50,000
Presbyterian Homes & Services Series B2, weekly demand (E)          17,024         4.510        12/01/28            17,024
Principal Life Global Funding I (E)                                 50,000         4.580        02/24/06            50,007
Principal Life Global Funding I (E)                                100,250         4.472        11/13/06           100,369
Principal Life Income Funding (E)                                   50,000         4.290        05/10/06            50,001
Protective Life Insurance Co. (E)                                   50,000         4.530        11/23/06            50,000
Protective Life US Funding                                          40,720         5.875        08/15/06            41,077
Tango Finance Corp. (E)(A)                                          65,000         4.330        01/09/07            64,995
TheTravelers Insurance Co. (E)                                      75,000         4.400        11/10/06            75,000
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $1,113,000)                                                      1,113,000
                                                                                                              ------------

MUNICIPAL BONDS - 0.8%
Illinois Health Facilities Authority Revenue - Elmhurst,
   weekly demand (E)                                                27,300         4.560        01/01/28            27,300
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (amortized cost $27,300)                                                                      27,300
                                                                                                              ------------

REGISTERED INVESTMENT COMPANY FUNDS - 0.0%
Merrill Lynch Premier Institutional Fund                           361,495                                             361
Reserve Primary Fund Class 8                                           992                                               1
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS (cost $362)                                                                  362
                                                                                                              ------------

LEGAL NOTES - 2.6%
Bear Stearns Master Note, daily demand (E)                          90,000                                          90,000
                                                                                                              ------------

TOTAL LEGAL NOTES (cost $90,000)                                                                                    90,000
                                                                                                              ------------

DOMESTIC COMMERCIAL PAPER - 46.9%
Banco Continental de Panama SA                                      13,000         4.600        05/24/06            12,814
Banco Continental de Panama SA                                      27,000         4.510        05/30/06            26,601

                                                            Money Market Fund  3

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
BTM Capital Corp.                                                   50,000         4.360        02/06/06            49,970
BTM Capital Corp.                                                   50,000         4.360        02/15/06            49,915
BTM Capital Corp.                                                   15,000         4.500        02/21/06            14,963
Central American Bank For Economic Integration                      25,000         4.340        02/28/06            24,919
Citigroup Funding Inc.                                              50,000         4.410        02/06/06            49,969
Co-Op Association of Tractor Dealers - Series B                      9,800         4.250        02/07/06             9,793
Co-Op Association of Tractor Dealers - Series B                      7,030         4.400        02/09/06             7,023
Co-Op Association of Tractor Dealers - Series B                      6,755         4.520        02/09/06             6,748
Co-Op Association of Tractor Dealers - Series B                     11,100         4.150        03/29/06            11,028
Co-Op Association of Tractor Dealers - Series B                      9,103         4.370        04/05/06             9,033
Co-Op Association of Tractor Dealers - Series B                      8,620         4.460        05/22/06             8,503
Co-Op Association of Tractor Dealers - Series B                     10,210         4.600        06/12/06            10,039
Cullinan Finance Corp.                                              12,715         4.370        02/08/06            12,704
Cullinan Finance Corp.                                              10,047         4.490        02/23/06            10,019
Cullinan Finance Corp.                                              15,316         4.380        03/02/06            15,262
Dealers Capital Access Trust                                        10,100         4.260        02/03/06            10,098
Dealers Capital Access Trust                                         9,110         4.380        02/07/06             9,103
Dealers Capital Access Trust                                         6,090         4.290        02/10/06             6,084
Dealers Capital Access Trust                                        11,000         4.360        02/17/06            10,979
Dealers Capital Access Trust                                        10,390         4.400        02/22/06            10,363
Dealers Capital Access Trust                                         9,480         4.410        02/24/06             9,453
Dealers Capital Access Trust                                         6,460         4.370        04/07/06             6,409
Dealers Capital Access Trust                                         8,014         4.550        04/21/06             7,934
Dealers Capital Access Trust                                         6,910         4.570        05/22/06             6,814
Eiffel Funding LLC                                                  12,950         4.370        02/13/06            12,931
Fairway Finance                                                     10,769         4.530        02/06/06            10,762
Fairway Finance                                                     11,569         4.430        02/28/06            11,531
Galleon Capital Corp.                                              111,000         4.500        02/01/06           111,000
Galleon Capital Corp.                                                6,800         4.490        02/23/06             6,781
Giro Balanced Funding Corp.                                         35,000         4.440        02/13/06            34,948
Giro Balanced Funding Corp.                                         15,000         4.510        02/14/06            14,976
Giro Balanced Funding Corp.                                         25,000         4.400        03/06/06            24,899
Giro Balanced Funding Corp.                                         44,758         4.420        03/13/06            44,538
Giro Balanced Funding Corp.                                         38,204         4.480        03/20/06            37,981
Gotham Funding Corp.                                                13,000         4.340        02/03/06            12,997
Gotham Funding Corp.                                                50,000         4.550        02/06/06            49,968
Gotham Funding Corp.                                                45,000         4.440        02/15/06            44,922
Gotham Funding Corp.                                                50,000         4.570        03/30/06            49,638
Ivory Funding Corp.                                                  8,592         4.200        02/01/06             8,592
Ivory Funding Corp.                                                 26,964         4.310        02/21/06            26,899
Liquid Funding, Ltd.                                                35,000         4.340        02/02/06            34,996
Liquid Funding, Ltd.                                                25,000         4.500        02/21/06            24,938
Liquid Funding, Ltd.                                                15,000         4.520        02/21/06            14,962
Liquid Funding, Ltd.                                                50,000         4.530        02/27/06            49,836
Lockhart Funding LLC                                                40,000         4.370        02/06/06            39,976
Lockhart Funding LLC                                                20,000         4.370        02/07/06            19,985
Lockhart Funding LLC                                                48,192         4.370        02/08/06            48,151
Lockhart Funding LLC                                                15,000         4.490        02/13/06            14,978
Lockhart Funding LLC                                                10,000         4.280        02/14/06             9,985
Lockhart Funding LLC                                                 5,000         4.450        03/10/06             4,977
Lockhart Funding LLC                                                19,216         4.490        04/10/06            19,053
Lockhart Funding LLC                                                 8,315         4.510        04/10/06             8,244

 4  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Long Lane Master Trust IV (A)                                       40,451         4.400        03/08/06            40,278
Long Lane Master Trust IV                                           20,000         4.530        04/13/06            19,821
L'Oreal USA, Inc.                                                   30,000         4.380        02/09/06            29,971
Park Avenue Receivables Corp.                                       50,000         4.490        02/15/06            49,913
Tango Finance Corp.                                                 15,000         4.390        03/01/06            14,949
Tango Finance Corp.                                                 49,250         4.570        04/20/06            48,762
Three Pillars Funding Corp.                                         30,000         4.450        02/06/06            29,982
Three Pillars Funding Corp.                                         60,274         4.450        02/14/06            60,177
Westpac Banking Corp.                                               55,900         4.490        02/07/06            55,858
Westpac Banking Corp.                                               54,000         4.490        02/09/06            53,946
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,603,641)                                                      1,603,641
                                                                                                              ------------

EURODOLLAR CERTIFICATES OF DEPOSIT - 12.3%
Calyon Grand Cayman                                                121,144         4.480        02/01/06           121,144
Royal Bank of Scotland PLC                                         150,000         4.480        02/01/06           150,000
Societe Generale (Cayman)                                          150,000         4.480        02/01/06           150,000
                                                                                                              ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (amortized cost
$421,144)                                                                                                          421,144
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 0.2%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)                                                      7,500         4.940        12/01/17             7,576
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$7,576)                                                                                                              7,576
                                                                                                              ------------

YANKEE CERTIFICATES OF DEPOSIT - 4.7%
Deutsche Bank AG (NY)                                               60,000         4.400        09/29/06            60,000
Deutsche Bank AG (NY)                                               60,000         4.540        10/16/06            60,000
Royal Bank of Scotland PLC                                          40,000         4.725        11/27/06            39,974
                                                                                                              ------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized cost
$159,974)                                                                                                          159,974
                                                                                                              ------------

TOTAL INVESTMENTS - 100.0% (cost $3,422,997) (+)                                                                 3,422,997

OTHER ASSETS AND LIABILITIES, NET - (0.0%)                                                                            (951)
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                              3,422,046
                                                                                                              ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                            Money Market Fund  5

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 25.1%
Federal Farm Credit Bank Note (E)                                    1,350        4.420         06/20/06             1,350
Federal Home Loan Bank                                               1,400        5.615         03/01/06             1,401
Federal Home Loan Bank                                                 100        2.500         03/15/06               100
Federal Home Loan Bank (E)                                             600        4.275         06/02/06               600
Federal National Mortgage Association                                5,000        2.900         02/24/06             4,998
                                                                                                              ------------

TOTAL INVESTMENTS - 25.1% (amortized cost $8,449)                                                                    8,449
                                                                                                              ------------

REPURCHASE AGREEMENT - 75.1%
Agreement with Barclays and The Bank of New York (Tri-party)
   of $25,222 dated January 31, 2006 at 4.420% to be
   repurchased at $25,225 on February 1, 2006,
   collateralized by: $26,271 par US Government Agency Note,
   valued at $25,727                                                                                                25,222
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENT (identified cost $25,222)                                                                25,222
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENT - 100.2% (cost
$33,671) (+)                                                                                                        33,671

OTHER ASSETS AND LIABILITIES, NET - (0.2%)                                                                             (69)
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 33,602
                                                                                                              ============

See accompanying notes which are an integral part of the schedules of investments.

 6  US Government Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.6%
Alabama - 1.5%
Spring Hill College Educational Building Authority Revenue
   Bonds, weekly demand (E)(u)                                       1,000        3.050         09/01/24             1,000
                                                                                                              ------------

Colorado - 3.0%
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500        3.190         10/01/30               500
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand (E)                                                          500        3.040         02/15/28               500
Superior Metropolitan District No. 1 Revenue Bonds, annual
   demand (E)(u)                                                     1,000        3.120         12/01/20             1,000
                                                                                                              ------------
                                                                                                                     2,000
                                                                                                              ------------

Delaware - 1.9%
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)(u)                                                300        3.070         05/01/15               300
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)(u)                                                450        3.150         12/01/15               450
New Castle County Delaware Revenue Bonds, weekly demand
   (E)(u)                                                              500        3.060         08/01/31               500
                                                                                                              ------------
                                                                                                                     1,250
                                                                                                              ------------

Florida - 0.9%
Florida Housing Finance Agency Revenue Bonds, weekly demand
   (E)                                                                 600        3.040         12/01/29               600
                                                                                                              ------------

Georgia - 1.3%
County of Fulton Georgia Revenue Bonds, weekly demand (E)(u)           100        3.120         01/01/18               100
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)(u)                                                        65        3.030         03/01/17                65
Smyrna Housing Authority Revenue Bonds, weekly demand (E)              700        3.020         06/01/25               700
                                                                                                              ------------
                                                                                                                       865
                                                                                                              ------------

Illinois - 8.7%
Belleville Illinois Revenue Bonds, weekly demand (E)(u)                500        3.050         12/01/08               500
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)(u)                                                100        3.090         11/01/25               100
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              845        3.050         02/01/19               845
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              800        3.140         04/01/21               800
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              600        3.140         08/01/26               600
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              400        3.000         12/01/34               400
Illinois Health Facilities Authority Revenue Bonds, weekly
   demand (E)                                                          400        3.120         10/01/22               400
Oakbrook Terrace Illinois Revenue Bonds (E)(u)                       2,100        3.200         12/01/25             2,100
                                                                                                              ------------
                                                                                                                     5,745
                                                                                                              ------------

Iowa - 1.2%
Iowa Finance Authority Revenue Bonds, weekly demand (E)(u)             100        3.120         07/01/26               100
Iowa Finance Authority Revenue Bonds, weekly demand (E)(u)             230        3.120         11/01/32               230
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)(u)                                                       350        3.120         10/01/24               350
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)(u)                                                       100        3.120         10/01/33               100
                                                                                                              ------------
                                                                                                                       780
                                                                                                              ------------

                                                   Tax Free Money Market Fund  7

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Kansas - 4.1%
City of Salina Kansas Revenue Bonds, weekly demand (E)(u)            1,350        3.220         12/01/14             1,350
Lenexa Kansas Revenue Bonds, weekly demand (E)                       1,090        3.030         02/01/23             1,090
Prairie Village Kansas Revenue Bonds, weekly demand (E)                250        3.030         11/01/30               250
                                                                                                              ------------
                                                                                                                     2,690
                                                                                                              ------------

Kentucky - 3.1%
County of Jefferson Kentucky Revenue Bonds, weekly demand
   (E)(u)                                                            1,700        3.040         10/01/19             1,700
Lexington-Fayette Urban County Government Revenue Bonds,
   annual demand (E)(u)                                                380        2.750         04/01/15               380
                                                                                                              ------------
                                                                                                                     2,080
                                                                                                              ------------

Maryland - 1.0%
County of Montgomery Maryland, monthly demand (E)                      641        3.350         04/01/14               641
                                                                                                              ------------

Massachusetts - 2.0%
Massachusetts Housing Finance Agency Revenue Bonds, weekly
   demand (E)                                                        1,300        3.000         01/15/10             1,300
                                                                                                              ------------

Michigan - 6.9%
Eaton Intermediate School District Notes                             1,950        3.500         04/03/06             1,951
Lansing Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)(u)                                         1,405        3.400         05/01/15             1,405
Northville Township Economic Development Corp. Revenue Bonds
   (E)(u)                                                              500        3.020         05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)(u)                                           685        3.250         08/01/15               685
                                                                                                              ------------
                                                                                                                     4,541
                                                                                                              ------------

Minnesota - 3.6%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)(u)              328        3.120         09/01/29               328
City of Minneapolis Minnesota Revenue Bonds, weekly demand
   (E)(u)                                                              500        3.170         05/01/26               500
Mankato Minnesota Revenue Bonds, weekly demand (E)(u)                  200        3.120         11/01/15               200
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)(u)                                                200        3.120         05/01/22               200
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)(u)                                              1,155        3.190         08/01/25             1,155
                                                                                                              ------------
                                                                                                                     2,383
                                                                                                              ------------

Missouri - 5.6%
Clayton Industrial Development Authority Revenue Bonds,
   weekly demand (E)(u)                                              1,000        3.170         01/01/09             1,000
Kansas City Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                 1,200        3.070         04/01/27             1,200
Missouri Public Utilities Commission Revenue Notes                   1,000        4.000         09/15/06             1,006
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    195        3.120         10/01/24               195

 8  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 100        3.120         08/15/28               100
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 200        3.120         10/01/31               200
                                                                                                              ------------
                                                                                                                     3,701
                                                                                                              ------------

New Jersey - 4.4%
Dumont New Jersey Notes                                              2,075        3.625         04/06/06             2,077
New Jersey Economic Development Authority Revenue Bonds,
   weekly demand (E)(u)                                                800        3.120         08/01/14               800
                                                                                                              ------------
                                                                                                                     2,877
                                                                                                              ------------

New York - 6.2%
Albany Industrial Development Agency Revenue Bonds, weekly
   demand (E)                                                          380        3.120         07/01/32               380
Marlboro Central School District General Obligation
   Unlimited Notes                                                   1,200        3.750         04/13/06             1,202
Metropolitan Transportation Authority Revenue Bonds, weekly
   demand (E)(u)                                                     1,700        2.990         11/01/35             1,700
Nassau County Industrial Development Agency Revenue Bonds,
   weekly demand (E)(u)                                                500        3.050         12/01/36               500
New York City Municipal Water Finance Authority Revenue
   Bonds, weekly demand (E)                                            300        3.040         06/15/36               300
                                                                                                              ------------
                                                                                                                     4,082
                                                                                                              ------------

North Carolina - 2.3%
North Carolina Capital Facilities Finance Agency Revenue
   Bonds, weekly demand (E)(u)                                       1,500        3.050         11/01/25             1,500
                                                                                                              ------------

Ohio - 12.7%
American Municipal Power-Ohio, Inc.                                    835        3.350         11/16/06               835
American Municipal Power-Ohio, Inc. General Obligation, Ltd.
   Notes                                                             1,100        3.200         10/05/06             1,100
American Municipal Power-Ohio, Inc. General Obligation, Ltd.
   Notes                                                               475        3.450         12/07/06               475
American Municipal Power-Ohio, Inc. Revenue Notes                      580        2.850         03/31/06               580
Clermont County Ohio Revenue Bonds, semi-annual demand
   (E)(u)                                                            1,330        3.250         05/01/12             1,330
Defiance City School District General Obligation Unlimited
   Notes                                                             1,000        4.500         01/25/07             1,010
Stark County Ohio Revenue Bonds, semi-annual demand (E)(u)           1,370        3.050         09/01/15             1,370
Stark County Ohio Revenue Bonds, weekly demand (E)(u)                1,595        3.050         09/15/16             1,595
Westerville Ohio General Obligation, Ltd. Notes                        125        4.000         09/21/06               126
                                                                                                              ------------
                                                                                                                     8,421
                                                                                                              ------------

Pennsylvania - 2.0%
City of Philadelphia Pennsylvania Revenue Bonds, weekly
   demand (E)(u)                                                       100        3.040         06/15/23               100
Delaware County Industrial Development Authority Revenue
   Bonds, weekly demand (E)(u)                                       1,115        3.040         10/01/33             1,115
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                       100        3.050         12/01/20               100
                                                                                                              ------------
                                                                                                                     1,315
                                                                                                              ------------

                                                   Tax Free Money Market Fund  9

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.6%
Rhode Island Economic Development Corp. Revenue Bonds,
   weekly demand (E)(u)                                              1,065        3.060         07/01/23             1,065
                                                                                                              ------------

South Carolina - 4.2%
Greenville County School District Revenue Bonds, weekly
   demand (E)                                                        1,800        3.050         12/01/28             1,800
Three Rivers Solid Waste Authority Revenue Notes, weekly
   demand                                                            1,000        3.875         06/01/06             1,002
                                                                                                              ------------
                                                                                                                     2,802
                                                                                                              ------------

Tennessee - 5.5%
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E)(u)                                              1,700        3.650         12/01/14             1,700
Metropolitan Government Nashville & Davidson County Health &
   Educational Facilities Board Revenue Bonds, weekly demand
   (E)(u)                                                              850        3.030         12/01/22               850
Wilson County Industrial Development Board                           1,100        3.040         07/01/26             1,100
                                                                                                              ------------
                                                                                                                     3,650
                                                                                                              ------------

Texas - 3.0%
Gulf Coast Waste Disposal Authority Revenue Bonds, weekly
   demand (E)(u)                                                       490        3.050         12/01/08               490
Lufkin Health Facilities Development Corp. Revenue Bonds,
   weekly demand (E)(u)                                              1,500        3.120         02/15/28             1,500
                                                                                                              ------------
                                                                                                                     1,990
                                                                                                              ------------

Vermont - 2.6%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(u)                               1,320        3.120         06/01/22             1,320
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(u)                                 390        3.120         06/01/27               390
                                                                                                              ------------
                                                                                                                     1,710
                                                                                                              ------------

Virginia - 1.8%
Harrisonburg Redevelopment & Housing Authority Revenue
   Bonds, weekly demand (E)                                            700        3.470         02/01/07               700
Virginia Public Building Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500        3.050         08/01/19               500
                                                                                                              ------------
                                                                                                                     1,200
                                                                                                              ------------

Washington - 1.9%
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                              1,230        3.140         08/01/24             1,230
                                                                                                              ------------

West Virginia - 1.5%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                               1,000        3.170         03/01/26             1,000
                                                                                                              ------------

 10  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Wisconsin - 5.1%
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500        3.170         07/01/21               500
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                         200        3.120         11/01/17               200
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                       1,250        3.040         11/01/25             1,250
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                       1,235        3.050         08/15/30             1,235
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                         200        3.120         12/01/32               200
                                                                                                              ------------
                                                                                                                     3,385
                                                                                                              ------------

TOTAL INVESTMENTS - 99.6% (amortized cost $65,803) (+)                                                              65,803

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                               269
                                                                                                              ------------

NET ASSETS - 100%                                                                                                   66,072
                                                                                                              ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                  Tax Free Money Market Fund  11

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

                                                                     %
----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
P-1/A-1: MIG/SP-1/F1 or equivalent                                  100
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
Industrial Revenue Bond                                              20
Non-Profit                                                           19
Nursing Home                                                         10
Multi-Family Housing Bond                                             9
Bond Anticipation Note                                                8
Cashflow Note                                                         8
Education (colleges and universities)                                 8
Hospital                                                              5
School District                                                       3
Transportation                                                        3
Water and Sewer                                                       2
Airport Revenue                                                       2
Local General Obligation                                              1
Single-Family Housing Bond                                            1
Annual Appropriation                                                  1
                                                                    ---
                                                                    100
                                                                    ===

See accompanying notes which are an integral part of the schedules of investments

 12  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(+) The identified cost for Federal income tax purpose is the same as shown above.
(n)   Taxable security.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(A)   Illiquid and restricted security.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

                                           Notes to Schedules of Investments  13

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

   Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   Investment Transactions

   Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

   Repurchase Agreements

   The Funds may enter into repurchase agreements. The US Government Money Market Fund currently invests primarily in repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally issued by the US government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by a custodian bank until repurchased. In addition, FRIMCo will monitor the Fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in "Illiquid Securities", a Fund will not invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

   The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that

 14  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund, US Government Money Market Fund, and Tax Free Money Market Fund. As of January 31, 2006, $1,743,200,111, $3,281,000, and $13,635,848, respectively, represents the investments by other Investment Company Funds not presented herein and investment by the Russell Investment Funds. The Russell Investment Funds employ the same investment adviser as FRIC. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $1,000,000,000 is invested in the Money Market Fund.

4. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by FRIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund - 4.3%
   Allstate Financial Global Funding            03/28/05        17,900,000            100.00            17,900            17,900
   Goldman Sachs Group, Inc.                    12/15/05        15,000,000            100.00            15,000            15,000
   Long Lane Master Trust                       01/19/06        40,451,000            100.00            40,278            40,278
   Metropolitan Life Global Funding I           08/23/05        10,000,000            100.00            10,003            10,003
   Tango Finance Corp.                          12/08/05        65,000,000            100.00            64,995            64,995
                                                                                                                  --------------
                                                                                                                         148,176
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                                   Notes to Quarterly Report  15

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 16  Shareholder Requests for Additional Information

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com
                                                             36-08-070 (1 01/06)

                                                FRANK RUSSELL INVESTMENT COMPANY


LIFEPOINTS(R) FUNDS

2006 Quarterly Report

CLASS A, C, D, E, AND S SHARES


EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND





CLASS D, E, AND S SHARES


2010 STRATEGY FUND

2020 STRATEGY FUND

2030 STRATEGY FUND

2040 STRATEGY FUND







JANUARY 31, 2006



                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                                Quarterly Report

                          January 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Aggressive Strategy Fund......................................         3

Aggressive Strategy Fund.............................................         4

Balanced Strategy Fund...............................................         5

Moderate Strategy Fund...............................................         6

Conservative Strategy Fund...........................................         7

2010 Strategy Fund...................................................         8

2020 Strategy Fund...................................................         9

2030 Strategy Fund...................................................        10

2040 Strategy Fund...................................................        11

Notes to Quarterly Report............................................        12

Shareholder Requests for Additional Information......................        16

Copyright (c) Frank Russell Company 2006. All rights reserved.

The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

FRANK RUSSELL INVESTMENT COMPANY
EQUITY AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Frank Russell Investment
   Company Funds -
   Class S Shares

Domestic Equities - 70.4%
Diversified Equity Fund                             7,426,397         344,511
Quantitative Equity Fund                            8,751,515         344,197
Real Estate Securities Fund                         1,765,577          83,635
Special Growth Fund                                 1,335,395          72,819
                                                                 ------------
                                                                      845,162
                                                                 ------------

International Equities - 29.3%
Emerging Markets Fund                               2,983,599          62,566
International Securities Fund                       4,012,477         288,618
                                                                 ------------
                                                                      351,184
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $949,914)                                          1,196,346

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                              3,377
                                                                 ------------

NET ASSETS - 100.0%                                                 1,199,723
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                              Equity Aggressive Strategy Fund  3

FRANK RUSSELL INVESTMENT COMPANY
AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Frank Russell Investment
   Company Funds -
   Class S Shares

Bonds - 19.8%
Multistrategy Bond Fund                            50,029,501         517,305
                                                                 ------------

Domestic Equities - 56.8%
Diversified Equity Fund                            12,857,008         596,437
Quantitative Equity Fund                           15,151,190         595,896
Real Estate Securities Fund                         3,318,606         157,202
Special Growth Fund                                 2,427,287         132,360
                                                                 ------------
                                                                    1,481,895
                                                                 ------------

International Equities - 23.2%
Emerging Markets Fund                               5,159,239         108,190
International Securities Fund                       6,924,275         498,063
                                                                 ------------
                                                                      606,253
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $2,210,410)                                        2,605,453

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              5,704
                                                                 ------------

NET ASSETS - 100.0%                                                 2,611,157
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 4  Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Frank Russell Investment
   Company Funds -
   Class S Shares

Bonds - 39.5%
Diversified Bond Fund                              33,175,909         775,321
Multistrategy Bond Fund                            74,976,531         775,257
                                                                 ------------
                                                                    1,550,578
                                                                 ------------

Domestic Equities - 40.9%
Diversified Equity Fund                            13,459,934         624,407
Quantitative Equity Fund                           15,859,982         623,773
Real Estate Securities Fund                         4,175,518         197,794
Special Growth Fund                                 2,942,837         160,473
                                                                 ------------
                                                                    1,606,447
                                                                 ------------

International Equities - 19.3%
Emerging Markets Fund                               5,859,422         122,872
International Securities Fund                       8,811,929         633,842
                                                                 ------------
                                                                      756,714
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $3,379,546)                                        3,913,739

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                             10,331
                                                                 ------------

NET ASSETS - 100.0%                                                 3,924,070
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Balanced Strategy Fund  5

FRANK RUSSELL INVESTMENT COMPANY
MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Frank Russell Investment
   Company Funds -
   Class S Shares

Bonds - 59.7%
Diversified Bond Fund                              10,942,523         255,727
Short Duration Bond Fund                           16,758,101         313,209
                                                                 ------------
                                                                      568,936
                                                                 ------------

Domestic Equities - 29.2%
Diversified Equity Fund                             2,266,442         105,140
Quantitative Equity Fund                            2,670,147         105,017
Real Estate Securities Fund                           811,392          38,435
Special Growth Fund                                   531,831          29,001
                                                                 ------------
                                                                      277,593
                                                                 ------------

International Equities - 11.1%
International Securities Fund                       1,473,246         105,971
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $862,446)                                            952,500

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                234
                                                                 ------------

NET ASSETS - 100.0%                                                   952,734
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 6  Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Frank Russell Investment
   Company Funds -
   Class S Shares

Bonds - 79.7%
Diversified Bond Fund                               4,971,821         116,191
Short Duration Bond Fund                           16,423,881         306,962
                                                                 ------------
                                                                      423,153
                                                                 ------------

Domestic Equities - 17.1%
Diversified Equity Fund                               807,545          37,462
Quantitative Equity Fund                              951,582          37,426
Real Estate Securities Fund                           339,848          16,099
                                                                 ------------
                                                                       90,987
                                                                 ------------

International Equities - 3.1%
International Securities Fund                         225,739          16,237
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $500,490)                                            530,377

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                303
                                                                 ------------

NET ASSETS - 100.0%                                                   530,680
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                   Conservative Strategy Fund  7

FRANK RUSSELL INVESTMENT COMPANY
2010 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Frank Russell Investment
   Company Funds -
   Class S Shares

Bonds - 55.8%
Diversified Bond Fund                                  64,395           1,505
Multistrategy Bond Fund                                22,739             235
Short Duration Bond Fund                               83,098           1,553
                                                                 ------------
                                                                        3,293
                                                                 ------------

Domestic Equities - 31.4%
Diversified Equity Fund                                15,253             708
Quantitative Equity Fund                               17,977             707
Real Estate Securities Fund                             5,259             249
Special Growth Fund                                     3,518             192
                                                                 ------------
                                                                        1,856
                                                                 ------------

International Equities - 12.8%
Emerging Markets Fund                                   1,726              36
International Securities Fund                           9,989             718
                                                                 ------------
                                                                          754
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $5,765)                                                5,903

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                  3
                                                                 ------------

NET ASSETS - 100.0%                                                     5,906
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 8  2010 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
2020 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Frank Russell Investment
   Company Funds -
   Class S Shares

Bonds - 45.9%
Diversified Bond Fund                                  58,379           1,364
Multistrategy Bond Fund                                83,586             864
Short Duration Bond Fund                               32,728             612
                                                                 ------------
                                                                        2,840
                                                                 ------------

Domestic Equities - 37.4%
Diversified Equity Fund                                19,298             895
Quantitative Equity Fund                               22,750             895
Real Estate Securities Fund                             6,113             290
Special Growth Fund                                     4,215             230
                                                                 ------------
                                                                        2,310
                                                                 ------------

International Equities - 16.7%
Emerging Markets Fund                                   6,220             130
International Securities Fund                          12,506             900
                                                                 ------------
                                                                        1,030
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $5,970)                                                6,180

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                  2
                                                                 ------------

NET ASSETS - 100.0%                                                     6,182
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                           2020 Strategy Fund  9

FRANK RUSSELL INVESTMENT COMPANY
2030 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Frank Russell Investment
   Company Funds -
   Class S Shares

Bonds - 36.5%
Diversified Bond Fund                                  52,238           1,221
Multistrategy Bond Fund                               140,524           1,453
                                                                 ------------
                                                                        2,674
                                                                 ------------

Domestic Equities - 43.6%
Diversified Equity Fund                                26,969           1,251
Quantitative Equity Fund                               31,800           1,251
Real Estate Securities Fund                             7,991             379
Special Growth Fund                                     5,654             308
                                                                 ------------
                                                                        3,189
                                                                 ------------

International Equities - 19.9%
Emerging Markets Fund                                  11,269             236
International Securities Fund                          16,944           1,219
                                                                 ------------
                                                                        1,455
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $7,057)                                                7,318

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                  1
                                                                 ------------

NET ASSETS - 100.0%                                                     7,319
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 10  2030 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
2040 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Frank Russell Investment
   Company Funds -
   Class S Shares

Bonds - 28.7%
Diversified Bond Fund                                  26,075             609
Multistrategy Bond Fund                               133,917           1,385
                                                                 ------------
                                                                        1,994
                                                                 ------------

Domestic Equities - 49.9%
Diversified Equity Fund                                29,765           1,381
Quantitative Equity Fund                               35,092           1,380
Real Estate Securities Fund                             8,159             386
Special Growth Fund                                     5,829             318
                                                                 ------------
                                                                        3,465
                                                                 ------------

International Equities - 21.4%
Emerging Markets Fund                                  12,006             252
International Securities Fund                          17,122           1,232
                                                                 ------------
                                                                        1,484
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $6,645)                                                6,943

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                  2
                                                                 ------------

NET ASSETS - 100.0%                                                     6,945
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          2040 Strategy Fund  11

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). Frank Russell Investment Management Company ("FRIMCo"), the Funds' investment adviser, may modify the target asset allocation for any Fund and modify the selection of the Underlying Funds for any Fund from time to time. From time to time, each Fund may adjust its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative to market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified below:

                                                                    ASSET ALLOCATION TARGETS
                                -------------------------------------------------------------------------------------------------
                                EQUITY AGGRESSIVE      AGGRESSIVE           BALANCED            MODERATE          CONSERVATIVE
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity
           Fund                         29%                 23%                 16%                 11%                  7%
         Special Growth Fund             6                   5                   4                   3                  --
         Quantitative Equity
           Fund                         29                  23                  16                  11                   7
         Real Estate
           Securities Fund               7                   6                   5                   4                   3
      International Equities
         International
           Securities Fund              24                  19                  16                  11                   3
         Emerging Markets Fund           5                   4                   3                  --                  --
   Bonds
         Diversified Bond Fund          --                  --                  20                  27                  22
         Short Duration Bond
           Fund                         --                  --                  --                  33                  58
         Multistrategy Bond
           Fund                         --                  20                  20                  --                  --
                                       ---                 ---                 ---                 ---                 ---
                                       100                 100                 100                 100                 100

   Each of the Funds listed in the table below also allocates its assets by investing in a combination of Class S shares of the Underlying Funds. The allocation of these Funds' assets to the Underlying Funds in which it invests will become more conservative over time. Currently, FRIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time FRIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which a Fund invests. Each Fund

 12  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   expects that the amounts it allocates to each Underlying Fund will generally vary only within 10% of the percentages specified in the Prospectus. The following table shows the target allocation to each Underlying Fund as of January 1, 2006:

                                                                          ASSET ALLOCATION TARGETS
                                                -----------------------------------------------------------------------------
                                                      2010                2020                2030                2040
         ASSET CLASS/UNDERLYING FUNDS             STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity Fund                        12%                 14%                 17%                 20%
         Special Growth Fund                             3                   4                   4                   4
         Quantitative Equity Fund                       12                  14                  17                  20
         Real Estate Securities Fund                     4                   5                   5                   6
      International Equities
         International Securities Fund                  12                  14                  17                  18
         Emerging Markets Fund                           1                   2                   3                   3
   Bonds
         Diversified Bond Fund                          26                  23                  17                   9
         Short Duration Bond Fund                       26                  10                  --                  --
         Multistrategy Bond Fund                         4                  14                  20                  20
                                                       ---                 ---                 ---                 ---
                                                       100                 100                 100                 100

   Investment Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Diversified Bond Fund

   Seeks to provide current income and the preservation of capital.

   Short Duration Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

   Multistrategy Bond Fund

   Seeks to provide current income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment

                                                   Notes to Quarterly Report  13

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sales price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying

 14  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement or other significant event (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development, such as a material business development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on a non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. FEDERAL INCOME TAXES

   At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                    EQUITY AGGRESSIVE      AGGRESSIVE          BALANCED           MODERATE         CONSERVATIVE
                                        STRATEGY            STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments              $  1,005,391,981    $  2,240,018,391   $  3,440,827,934   $    873,396,605   $    503,338,787
                                    ================    ================   ================   ================   ================
   Unrealized Appreciation          $    190,953,715    $    365,498,590   $    477,655,654   $     84,427,886   $     32,047,632
   Unrealized Depreciation                        --             (64,309)        (4,744,468)        (5,324,711)        (5,008,927)
                                    ----------------    ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                 $    190,953,715    $    365,434,281   $    472,911,186   $     79,103,175   $     27,038,705
                                    ================    ================   ================   ================   ================

                                                  2010               2020               2030               2040
                                                STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------
   Cost of Investments                      $      5,768,474   $      5,972,990   $      7,060,243   $      6,647,354
                                            ================   ================   ================   ================
   Unrealized Appreciation                  $        168,721   $        235,159   $        285,099   $        317,388
   Unrealized Depreciation                           (33,756)           (28,461)           (27,836)           (21,960)
                                            ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                         $        134,965   $        206,698   $        257,263   $        295,428
                                            ================   ================   ================   ================

                                                   Notes to Quarterly Report  15

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling (800) 787-7354.

 16  Shareholder Requests for Additional Information

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com
                                                             36-08-071 (1 01/06)

                                                FRANK RUSSELL INVESTMENT COMPANY


RUSSELL FUNDS

2006 Quarterly Report

CLASS C, E, AND S SHARES


DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

QUANTITATIVE EQUITY FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT DURATION BOND FUND (formerly Short Term Bond Fund)

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND

TAX EXEMPT BOND FUND

TAX-MANAGED LARGE CAP FUND

TAX-MANAGED MID & SMALL CAP FUND


CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND






JANUARY 31, 2006



                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on fourteen of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                                 Russell Funds

                                Quarterly Report

                          January 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................         9

Quantitative Equity Fund.............................................        20

International Securities Fund........................................        26

Emerging Markets Fund................................................        43

Real Estate Securities Fund..........................................        53

Short Duration Bond Fund.............................................        55

Diversified Bond Fund................................................        69

Multistrategy Bond Fund..............................................        92

Tax Exempt Bond Fund.................................................       123

Tax-Managed Large Cap Fund...........................................       133

Tax-Managed Mid & Small Cap Fund.....................................       137

Select Growth Fund...................................................       144

Select Value Fund....................................................       149

Notes to Schedules of Investments....................................       154

Notes to Quarterly Report............................................       155

Shareholder Requests for Additional Information......................       163

Copyright (c) Frank Russell Company 2006. All rights reserved.

The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.5%
Auto and Transportation - 3.9%
American Axle & Manufacturing Holdings, Inc. (N)       25,700             478
Autoliv, Inc.                                          17,700             867
BorgWarner, Inc.                                       16,100             888
Burlington Northern Santa Fe Corp.                    261,559          20,956
CH Robinson Worldwide, Inc.                            48,000           1,942
Cooper Tire & Rubber Co. (N)                           44,600             668
CSX Corp.                                             450,700          24,126
Dana Corp. (N)                                         67,800             330
FedEx Corp.                                           128,806          13,029
General Motors Corp. (N)                               51,400           1,237
Honda Motor Co., Ltd. - ADR                           180,375           5,132
Lear Corp. (N)                                         27,100             687
Magna International, Inc. Class A                       5,600             414
Navistar International Corp. (AE)(N)                  240,100           6,531
Norfolk Southern Corp.                                293,400          14,623
Southwest Airlines Co.                                 99,200           1,633
Swift Transportation Co., Inc. (AE)(N)                 54,900           1,297
Toyota Motor Corp. - ADR (N)                           84,402           8,753
Union Pacific Corp.                                    61,448           5,436
United Parcel Service, Inc. Class B                   115,800           8,675
Visteon Corp. (N)                                     454,550           2,386
                                                                 ------------
                                                                      120,088
                                                                 ------------

Consumer Discretionary - 13.3%
Accenture, Ltd. Class A                               272,190           8,582
Activision, Inc. (AE)                                 146,300           2,098
AnnTaylor Stores Corp. (AE)                            28,400             946
Autozone, Inc. (AE)                                    61,300           5,992
Bed Bath & Beyond, Inc. (AE)                          233,300           8,728
Carnival Corp.                                        241,750          12,513
CBS Corp. Class B                                     137,230           3,586
Cendant Corp.                                          10,500             176
Chico's FAS, Inc. (AE)                                145,530           6,339
Chipotle Mexican Grill, Inc. Class A (AE)              70,826           3,366
Coach, Inc. (AE)                                      278,516          10,013
Convergys Corp. (AE)                                   28,200             485
Costco Wholesale Corp.                                 62,100           3,098
eBay, Inc. (AE)                                       497,760          21,453
Electronic Arts, Inc. (AE)                            238,590          13,022
Estee Lauder Cos., Inc. (The) Class A (N)             138,900           5,066
Federated Department Stores, Inc.                      59,000           3,931
Four Seasons Hotels, Inc. (N)                          55,788           3,215
GameStop Corp. Class A (AE)(N)                        140,150           5,649
Gannett Co., Inc.                                       8,700             538
Gap, Inc. (The)                                       294,240           5,323
Google, Inc. Class A (AE)                              74,900          32,450
GTECH Holdings Corp.                                   29,250             978
Harrah's Entertainment, Inc.                           84,700           6,234

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hewitt Associates, Inc. Class A (AE)(N)               194,300           5,188
Hilton Hotels Corp.                                   207,950           5,184
Home Depot, Inc.                                      409,082          16,588
InterActiveCorp (AE)(N)                               158,800           4,608
International Game Technology                          66,500           2,379
Interpublic Group of Cos., Inc. (AE)(N)                67,000             677
JC Penney Co., Inc.                                     7,800             435
Jones Apparel Group, Inc.                              35,100           1,098
Kimberly-Clark Corp.                                   34,000           1,942
Kohl's Corp. (AE)                                     559,400          24,832
Liberty Global, Inc. Series A (AE)                    117,147           2,507
Liberty Global, Inc. Series C (AE)                    125,297           2,534
Liberty Media Corp. Class A (AE)                      925,300           7,736
Limited Brands, Inc.                                   45,400           1,074
Liz Claiborne, Inc.                                     5,500             191
Lowe's Cos., Inc.                                     173,605          11,033
Mattel, Inc.                                           79,600           1,313
McDonald's Corp.                                      993,000          34,765
MGM Mirage (AE)                                       215,836           7,999
Newell Rubbermaid, Inc. (N)                           259,350           6,131
Nike, Inc. Class B                                     87,900           7,115
Nordstrom, Inc.                                        52,800           2,203
Office Depot, Inc. (AE)                               136,100           4,512
Omnicom Group, Inc.                                    77,300           6,322
Royal Caribbean Cruises, Ltd. (N)                      28,200           1,153
RR Donnelley & Sons Co.                                13,900             453
Scientific Games Corp. Class A (AE)(N)                124,350           3,985
Sears Holdings Corp. (AE)(N)                           66,100           8,027
Sirius Satellite Radio, Inc. (AE)(N)                  326,070           1,849
Starbucks Corp. (AE)                                  247,244           7,838
Starwood Hotels & Resorts Worldwide, Inc. (o)         143,480           8,725
Station Casinos, Inc.                                  72,064           4,817
Target Corp.                                          141,550           7,750
Tech Data Corp. (AE)                                   16,800             693
Time Warner, Inc.                                     222,450           3,900
Urban Outfitters, Inc. (AE)(N)                        109,300           2,985
VF Corp.                                               17,200             954
Viacom, Inc. Class B (AE)                             137,240           5,693
Wal-Mart Stores, Inc.                                 342,700          15,802
Walt Disney Co.                                        41,540           1,051
Wynn Resorts, Ltd. (AE)(N)                             54,973           3,550
XM Satellite Radio Holdings, Inc. Class A (AE)         42,000           1,100

                                                      Diversified Equity Fund  3

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yahoo!, Inc. (AE)                                      97,900           3,362
Yum! Brands, Inc.                                     111,226           5,502
                                                                 ------------
                                                                      411,336
                                                                 ------------

Consumer Staples - 6.5%
Altria Group, Inc.                                    572,480          41,413
Cadbury Schweppes PLC - ADR (N)                       135,600           5,401
Clorox Co.                                             25,000           1,496
Coca-Cola Co. (The)                                   160,100           6,625
Colgate-Palmolive Co.                                 187,500          10,292
ConAgra Foods, Inc. (N)                                32,100             665
CVS Corp.                                             265,908           7,382
Dean Foods Co. (AE)                                    69,800           2,648
Diageo PLC - ADR (N)                                  123,020           7,384
Kellogg Co.                                           123,760           5,309
Kroger Co. (The) (AE)                                  83,600           1,538
PepsiCo, Inc.                                         644,490          36,852
Procter & Gamble Co.                                1,007,796          59,692
Reynolds American, Inc. (N)                            18,200           1,841
Safeway, Inc.                                          48,400           1,135
Sara Lee Corp.                                         51,500             941
Tyson Foods, Inc. Class A                              30,100             431
Unilever NV (N)                                         6,300             442
UST, Inc. (AE)(N)                                      24,700             962
Walgreen Co.                                           53,164           2,301
Whole Foods Market, Inc.                               78,180           5,775
                                                                 ------------
                                                                      200,525
                                                                 ------------

Financial Services - 18.5%
ACE, Ltd.                                               8,000             438
Allstate Corp. (The)                                  171,190           8,910
American Express Co.                                  435,300          22,832
American International Group, Inc.                    372,225          24,366
Annaly Mortgage Management, Inc. (o)(N)               343,250           4,267
AON Corp.                                             310,700          10,632
Astoria Financial Corp.                                28,350             817
Bank of America Corp.                               1,246,429          55,130
Bank of New York Co., Inc. (The)                      456,000          14,505
BB&T Corp.                                             18,500             722
Capital One Financial Corp.                           135,600          11,296
CB Richard Ellis Group, Inc. Class A (AE)              50,000           3,156
Charles Schwab Corp. (The) (AE)                       249,370           3,688
Chicago Mercantile Exchange Holdings, Inc.             27,390          11,593
Chubb Corp.                                            82,100           7,746
Cigna Corp.                                            34,810           4,233
Citigroup, Inc.                                       964,743          44,938
Comerica, Inc.                                         28,000           1,553
Commerce Bancorp, Inc. (N)                             83,600           2,796
Countrywide Financial Corp.                           400,520          13,393
Deluxe Corp. (N)                                       22,000             589

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equity Residential (o)                                 13,300             564
Fannie Mae                                            418,440          24,244
Fidelity National Financial, Inc.                      15,000             592
First Data Corp.                                       64,400           2,904
Freddie Mac                                            68,550           4,652
Genworth Financial, Inc. Class A                      173,500           5,684
Global Payments, Inc.                                  67,650           3,445
Goldman Sachs Group, Inc.                             260,357          36,775
Hartford Financial Services Group, Inc.               279,700          23,000
Host Marriott Corp. (o)                               156,450           3,121
Hudson City Bancorp, Inc.                              91,100           1,131
Huntington Bancshares, Inc. (N)                        44,600           1,035
iShares Russell 1000 Value Index Fund (N)              20,900           1,496
JPMorgan Chase & Co.                                1,139,223          45,284
KeyCorp                                                56,300           1,992
Lehman Brothers Holdings, Inc.                        121,537          17,070
Lincoln National Corp.                                193,900          10,573
Loews Corp.                                            19,750           1,949
MBIA, Inc.                                              9,800             603
Merrill Lynch & Co., Inc.                             169,200          12,702
Metlife, Inc. (N)                                     279,210          14,005
MGIC Investment Corp.                                  19,600           1,294
Morgan Stanley                                         31,800           1,954
Nasdaq Stock Market, Inc. (The) (AE)(N)                97,680           4,094
National City Corp.                                    68,890           2,355
North Fork Bancorporation, Inc. (N)                   289,500           7,446
PartnerRe, Ltd. (N)                                     8,300             513
Paychex, Inc.                                         205,500           7,470
PMI Group, Inc. (The) (N)                              18,900             817
PNC Financial Services Group, Inc.                    125,540           8,143
Progressive Corp. (The)                                26,135           2,745
Prudential Financial, Inc.                             25,300           1,906
RenaissanceRe Holdings, Ltd. (N)                       59,775           2,708
SLM Corp.                                             155,498           8,702
Sovereign Bancorp, Inc.                                28,200             615
St. Paul Travelers Cos., Inc. (The)                   452,170          20,519
SunTrust Banks, Inc.                                  121,750           8,699
Trizec Properties, Inc. (o)                           149,200           3,475
UBS AG                                                158,467          17,241
UnumProvident Corp. (N)                               118,000           2,399
US Bancorp                                             12,756             382
Wachovia Corp.                                         81,400           4,463
Washington Mutual, Inc.                                87,730           3,713

 4  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo & Co.                                      19,800           1,235
XL Capital, Ltd. Class A                                8,300             562
                                                                 ------------
                                                                      573,871
                                                                 ------------

Health Care - 13.5%
Abbott Laboratories                                   680,620          29,369
Allergan, Inc.                                         26,900           3,131
AmerisourceBergen Corp.                               125,300           5,468
Amgen, Inc. (AE)                                      309,500          22,559
Amylin Pharmaceuticals, Inc. (AE)(N)                   61,333           2,601
Biogen Idec, Inc. (AE)                                 89,500           4,005
Boston Scientific Corp. (AE)                           24,900             545
Cardinal Health, Inc.                                 153,700          11,073
Caremark Rx, Inc. (AE)                                272,480          13,433
Cerner Corp. (AE)                                      75,200           3,384
Charles River Laboratories International, Inc.
   (AE)(N)                                             99,800           4,604
DaVita, Inc. (AE)                                      48,300           2,644
Eli Lilly & Co.                                       547,400          30,994
Express Scripts, Inc. (AE)                             39,390           3,596
Fisher Scientific International, Inc. (AE)             44,400           2,969
Genentech, Inc. (AE)                                  514,130          44,174
Genzyme Corp. (AE)                                     95,453           6,771
Gilead Sciences, Inc. (AE)                            145,000           8,826
Human Genome Sciences, Inc. (AE)(N)                   562,300           6,185
Johnson & Johnson                                     534,730          30,768
Kinetic Concepts, Inc. (AE)(N)                         46,400           1,679
McKesson Corp.                                         29,600           1,569
Medco Health Solutions, Inc. (AE)                      53,900           2,916
Medimmune, Inc. (AE)                                   52,500           1,791
Medtronic, Inc.                                       516,063          29,142
Merck & Co., Inc.                                     328,720          11,341
Novartis AG - ADR                                     180,200           9,940
Omnicare, Inc.                                         98,900           4,915
Panacos Pharmaceuticals, Inc. (AE)(N)                 184,700           1,709
Pfizer, Inc.                                          609,800          15,660
Quest Diagnostics, Inc.                               200,182           9,895
Sanofi-Aventis - ADR                                  189,458           8,715
Schering-Plough Corp.                                  67,800           1,298
St. Jude Medical, Inc. (AE)                           147,780           7,260
Stryker Corp.                                         180,100           8,987
Tenet Healthcare Corp. (AE)                            59,900             436
Triad Hospitals, Inc. (AE)                             98,550           4,047
UnitedHealth Group, Inc.                              546,487          32,472
Valeant Pharmaceuticals International (N)              85,700           1,539
Varian Medical Systems, Inc. (AE)                      27,200           1,638
WellPoint, Inc. (AE)                                  127,000           9,754
Wyeth                                                 205,220           9,491
Zimmer Holdings, Inc. (AE)                             86,304           5,951
                                                                 ------------
                                                                      419,244
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Integrated Oils - 4.1%
Amerada Hess Corp.                                    113,040          17,499
BP PLC - ADR                                           38,130           2,757
Chevron Corp.                                         246,907          14,661
ConocoPhillips                                        315,392          20,406
Exxon Mobil Corp.                                     495,200          31,074
Marathon Oil Corp.                                    243,019          18,681
Occidental Petroleum Corp.                            107,300          10,484
Suncor Energy, Inc.                                    79,000           6,329
Total SA - ADR                                         47,710           6,600
                                                                 ------------
                                                                      128,491
                                                                 ------------

Materials and Processing - 3.7%
Air Products & Chemicals, Inc.                        164,020          10,118
Archer-Daniels-Midland Co.                            184,870           5,823
Ashland, Inc.                                          19,100           1,259
BHP Billiton, Ltd. - ADR (N)                           48,600           1,917
Bunge, Ltd. (N)                                       198,400          11,698
Cemex SA de CV - ADR                                   49,840           3,289
Chemtura Corp.                                         17,000             214
Corn Products International, Inc.                     210,050           5,728
Cytec Industries, Inc.                                 30,250           1,500
Dow Chemical Co. (The)                                 99,700           4,217
EI Du Pont de Nemours & Co.                            27,685           1,084
Freeport-McMoRan Copper & Gold, Inc. Class B           44,700           2,872
Hercules, Inc. (AE)                                    26,800             314
Hughes Supply, Inc.                                    83,000           3,826
International Paper Co.                               280,860           9,165
Lubrizol Corp.                                         22,100           1,011
Lyondell Chemical Co. (N)                              48,800           1,172
Martin Marietta Materials, Inc.                         5,300             449
Masco Corp.                                           272,630           8,084
Monsanto Co.                                           81,100           6,862
Mosaic Co. (The) (AE)(N)                              338,350           5,231
Pactiv Corp. (AE)                                      83,400           1,855
PDL BioPharma, Inc. (AE)(N)                           123,340           3,595
PPG Industries, Inc.                                  101,700           6,051
Smurfit-Stone Container Corp. (AE)                     87,200           1,115
Sonoco Products Co. (N)                                25,900             802
St. Joe Co. (The) (N)                                  43,076           2,733
Syngenta AG - ADR (N)                                 262,960           6,716
United States Steel Corp. (N)                         117,500           7,021
                                                                 ------------
                                                                      115,721
                                                                 ------------

                                                      Diversified Equity Fund  5

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 3.2%
3M Co.                                                106,900           7,777
Eaton Corp.                                            19,700           1,304
General Electric Co.                                1,591,110          52,109
Honeywell International, Inc.                         408,800          15,706
SPX Corp.                                              23,100           1,102
Textron, Inc.                                         171,200          14,459
Tyco International, Ltd.                              280,150           7,298
                                                                 ------------
                                                                       99,755
                                                                 ------------
Other Energy - 3.8%
Anadarko Petroleum Corp.                                4,200             453
Apache Corp.                                           87,900           6,639
Baker Hughes, Inc.                                    140,100          10,849
Burlington Resources, Inc.                              6,900             630
Devon Energy Corp.                                     86,620           5,908
Diamond Offshore Drilling, Inc. (N)                    16,850           1,430
El Paso Corp.                                         107,200           1,443
EOG Resources, Inc.                                    42,300           3,576
GlobalSantaFe Corp.                                    15,500             946
Halliburton Co.                                       470,741          37,447
Kerr-McGee Corp.                                        6,400             707
National-Oilwell Varco, Inc. (AE)                      42,660           3,245
Newfield Exploration Co. (AE)(N)                       82,000           4,297
Noble Corp.                                            10,300             829
NRG Energy, Inc. (AE)                                   4,300             208
Peabody Energy Corp.                                   81,983           8,158
Pride International, Inc. (AE)                         16,200             572
Reliant Energy, Inc. (AE)                           1,087,750          11,008
Schlumberger, Ltd.                                    132,900          16,938
Transocean, Inc. (AE)                                     698              57
Williams Cos., Inc.                                   131,510           3,135
                                                                 ------------
                                                                      118,475
                                                                 ------------

Producer Durables - 6.1%
ADC Telecommunications, Inc. (AE)(N)                   44,457           1,127
Agilent Technologies, Inc. (AE)                        82,211           2,788
American Tower Corp. Class A (AE)                      30,600             947
Applied Materials, Inc.                               791,310          15,075
Boeing Co.                                            340,620          23,268
Caterpillar, Inc.                                     499,961          33,947
Crown Castle International Corp. (AE)                 139,300           4,406
Deere & Co.                                           120,930           8,678
ESCO Technologies, Inc. (AE)                           29,600           1,455
Goodrich Corp.                                         75,270           2,963
Hubbell, Inc. Class B                                  11,000             494
Illinois Tool Works, Inc. (N)                         122,810          10,352
Ingersoll-Rand Co., Ltd. Class A                       16,000             628
Joy Global, Inc.                                      106,725           5,767
KB Home                                                74,021           5,640
KLA-Tencor Corp.                                       49,070           2,551
Lennar Corp. Class A (N)                               72,069           4,509
Lockheed Martin Corp.                                 266,190          18,008

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nokia OYJ - ADR                                       325,000           5,974
Northrop Grumman Corp.                                224,260          13,933
Pitney Bowes, Inc.                                     12,000             513
Rockwell Collins, Inc.                                 87,700           4,115
Teradyne, Inc. (AE)                                    34,400             599
Thermo Electron Corp. (AE)                            193,500           6,509
Toll Brothers, Inc. (AE)                               35,148           1,195
United Technologies Corp.                             180,161          10,516
WW Grainger, Inc. (N)                                  50,320           3,569
                                                                 ------------
                                                                      189,526
                                                                 ------------

Technology - 12.2%
Advanced Micro Devices, Inc. (AE)                     144,410           6,045
Agere Systems, Inc. (AE)(N)                            39,200             486
Akamai Technologies, Inc. (AE)(N)                     160,270           3,499
Apple Computer, Inc. (AE)                             277,099          20,924
Arrow Electronics, Inc. (AE)                           12,500             429
ATI Technologies, Inc. (AE)(N)                        132,300           2,362
AU Optronics Corp. - ADR (N)                          353,233           5,401
Avnet, Inc. (AE)                                      204,600           5,002
BearingPoint, Inc. (AE)(N)                            481,900           3,961
Broadcom Corp. Class A (AE)                           235,442          16,057
Celestica, Inc. (AE)(N)                               241,950           2,415
Cisco Systems, Inc. (AE)                              820,360          15,234
Corning, Inc. (AE)                                    236,660           5,763
Electronic Data Systems Corp.                          40,500           1,020
EMC Corp. (AE)                                        313,050           4,195
F5 Networks, Inc. (AE)                                 49,700           3,216
Flextronics International, Ltd. (AE)                   45,600             477
General Dynamics Corp.                                 81,788           9,517
Hewlett-Packard Co.                                 1,314,470          40,985
Intel Corp.                                           198,700           4,226
International Business Machines Corp.                  70,200           5,707
International Rectifier Corp. (AE)(N)                 113,050           4,112
JDS Uniphase Corp. (AE)(N)                          1,273,180           3,985
Juniper Networks, Inc. (AE)(N)                        354,000           6,418
L-3 Communications Holdings, Inc.                      40,800           3,306
Marvell Technology Group, Ltd. (AE)                    70,100           4,796
Maxim Integrated Products, Inc.                       344,800          14,151
Micron Technology, Inc. (AE)(N)                       573,760           8,423
Microsoft Corp.                                     2,094,738          58,967
Motorola, Inc.                                      1,133,420          25,740
National Semiconductor Corp.                          214,000           6,037
Network Appliance, Inc. (AE)                           88,140           2,750
Oracle Corp. (AE)                                     652,820           8,206
PerkinElmer, Inc.                                     192,900           4,386
Qualcomm, Inc.                                        867,354          41,598
Red Hat, Inc. (AE)                                     80,300           2,325

 6  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Salesforce.com, Inc. (AE)(N)                           88,600           3,637
SanDisk Corp. (AE)                                     77,600           5,227
Sanmina-SCI Corp. (AE)                                 56,000             236
Seagate Technology, Inc. (N)                          128,800           3,359
Seagate Technology, Inc. (AE)                           9,200              --
Silicon Image, Inc. (AE)(N)                           189,600           2,194
Solectron Corp. (AE)                                  119,500             456
Sony Corp. - ADR                                       58,070           2,840
Tellabs, Inc. (AE)                                     49,500             633
Texas Instruments, Inc.                               135,300           3,955
Unisys Corp. (AE)                                      40,700             272
Vishay Intertechnology, Inc. (AE)(N)                  106,400           1,684
Xilinx, Inc.                                          113,900           3,207
                                                                 ------------
                                                                      379,821
                                                                 ------------

Utilities - 3.7%
America Movil SA de CV
   Series L                                           126,865           4,279
American Electric Power Co., Inc.                      12,500             467
AT&T, Inc.                                             56,447           1,465
BellSouth Corp.                                       397,750          11,443
Comcast Corp. Class A (AE)                             85,573           2,381
Constellation Energy Group, Inc.                       28,300           1,649
Dominion Resources, Inc.                              284,280          21,472
DTE Energy Co.                                         14,700             620
Entergy Corp.                                         151,700          10,545
NII Holdings, Inc. (AE)(N)                             62,800           3,106
Northeast Utilities                                    44,100             877
Pepco Holdings, Inc.                                    9,800             225
Progress Energy, Inc.                                  27,500             960
Puget Energy, Inc.                                      7,000             148
Sprint Nextel Corp.                                 1,432,870          32,798
Telephone & Data Systems, Inc.                         64,100           2,197
TXU Corp.                                             139,600           7,069
Verizon Communications, Inc.                          345,580          10,941
Wisconsin Energy Corp.                                 28,000           1,162
                                                                 ------------
                                                                      113,804
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,436,469)                                                   2,870,657
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 0.1%
Corporate Bonds and Notes - 0.1%
AMR Corp. (N)
   4.250% due 09/23/23                                  1,337           1,932
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,352)                                                           1,932
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.3%
Frank Russell Investment Company Money Market
   Fund                                           216,980,926         216,981
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                 10,000           9,953
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $226,934)                                                       226,934
                                                                 ------------

OTHER SECURITIES - 5.7%
Frank Russell Investment Company Money Market
   Fund (X)                                        64,887,102          64,887
State Street Securities Lending Quality Trust
   (X)                                            111,422,868         111,423
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $176,310)                                                       176,310
                                                                 ------------

TOTAL INVESTMENTS - 105.6%
(identified cost $2,841,065)                                        3,275,833

OTHER ASSETS AND LIABILITIES,
NET - (5.6%)                                                         (173,017)
                                                                 ------------

NET ASSETS - 100.0%                                                 3,102,816
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Diversified Equity Fund  7

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000(R) Index
   expiration date 03/06 (43)                              15,050                247

Russell 1000 Mini Index (CME)
   expiration date 03/06 (110)                              7,698                 61

S&P Midcap 400 E-Mini Index (CME)
   expiration date 03/06 (130)                             10,196                473

S&P Midcap 400 Index (CME)
   expiration date 03/06 (84)                              32,941              1,581

S&P 500 E-Mini Index (CME)
   expiration date 03/06 (797)                             51,151                443

S&P 500 Index (CME)
   expiration date 03/06 (341)                            109,427                420
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      3,225
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 8  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.9%
Auto and Transportation - 3.3%
Airtran Holdings, Inc. (AE)                            65,047           1,102
Alaska Air Group, Inc. (AE)                            33,000           1,054
AMR Corp. (AE)(N)                                      34,300             779
Arkansas Best Corp. (N)                                28,500           1,220
ArvinMeritor, Inc.                                     60,900           1,063
Autoliv, Inc.                                          52,000           2,547
DryShips, Inc. (N)                                     58,400             649
EGL, Inc. (AE)                                         31,400           1,285
Expeditors International Washington, Inc.              15,462           1,137
Freightcar America, Inc.                                4,200             241
Frontier Airlines, Inc. (AE)(N)                         9,100              61
General Maritime Corp. (N)                             28,200           1,059
Grupo TMM SA
   Series A (AE)(N)                                    75,900             367
Hayes Lemmerz International, Inc. (AE)(N)              24,900              93
IMPCO Technologies, Inc. (AE)(N)                       10,200              65
Kansas City Southern (AE)(N)                           35,000             909
Laidlaw International, Inc.                            69,600           1,893
Lear Corp. (N)                                         24,000             608
Maritrans, Inc. (N)                                    29,200             767
Marten Transport, Ltd. (AE)                             9,912             220
Navistar International Corp. (AE)                      76,200           2,073
Noble International, Ltd. (N)                           2,000              42
Offshore Logistics, Inc. (AE)(N)                       29,500           1,059
OMI Corp. (N)                                          64,000           1,124
Overseas Shipholding Group, Inc.                       19,500           1,006
Pacer International, Inc.                              19,300             563
RailAmerica, Inc. (AE)                                 22,500             222
SCS Transportation, Inc. (AE)                           8,600             230
Skywest, Inc. (N)                                      31,100             907
Stolt-Nielsen SA - ADR (N)                             10,400             346
Teekay Shipping Corp. (N)                              26,300           1,021
Tenneco, Inc. (AE)                                     36,956             811
Thor Industries, Inc. (N)                              15,000             640
TRW Automotive Holdings Corp. (AE)                     61,200           1,573
US Airways Group, Inc. (AE)(N)                         20,600             604
US Xpress Enterprises, Inc. Class A (AE)(N)            15,400             254
UTI Worldwide, Inc.                                    29,687           3,109
Visteon Corp. (N)                                     113,300             595
Wabtec Corp.                                           34,680           1,095
World Air Holdings, Inc. (AE)(N)                       24,300             213
                                                                 ------------
                                                                       34,606
                                                                 ------------

Consumer Discretionary - 16.7%
Activision, Inc. (AE)                                  90,000           1,291
Adesa, Inc.                                            60,800           1,556
Administaff, Inc.                                      32,050           1,379
Advance Auto Parts, Inc. (AE)                          45,900           2,000

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Advisory Board Co. (The) (AE)(N)                       43,714           2,185
Alberto-Culver Co.                                     32,500           1,440
Alliance Gaming Corp. (AE)(N)                          58,700             893
Alloy, Inc. (AE)(N)                                    51,400             144
American Greetings Corp. Class A                       60,970           1,244
Ameristar Casinos, Inc.                                 9,500             214
AMN Healthcare Services, Inc. (AE)                    124,400           2,509
AnnTaylor Stores Corp. (AE)                             3,600             120
Arbitron, Inc.                                         34,880           1,385
Asbury Automotive Group, Inc. (AE)(N)                  20,500             369
Banta Corp.                                            21,500           1,099
BJ's Restaurants, Inc. (AE)(N)                         30,000             758
Brightpoint, Inc. (AE)(N)                             105,300           2,379
Brink's Co. (The)                                      19,600           1,043
Brown Shoe Co., Inc.                                    3,500             158
Carter's, Inc. (AE)                                    19,700           1,339
Catalina Marketing Corp. (N)                            9,400             210
Cato Corp. (The) Class A                               19,050             411
Central European Distribution Corp. (AE)(N)            22,000             846
Central Garden and Pet Co. (AE)(N)                     34,000           1,686
Charlotte Russe Holding, Inc. (AE)(N)                   6,500             106
Charming Shoppes, Inc. (AE)                            11,800             143
Cheesecake Factory, Inc. (The) (AE)                    22,223             819
Chemed Corp.                                           60,848           3,235
Children's Place Retail Stores, Inc. (The)
   (AE)(N)                                             10,200             447
Choice Hotels International, Inc.                      37,580           1,786
ChoicePoint, Inc. (AE)                                 41,833           1,720
Churchill Downs, Inc.                                     900              36
Circuit City Stores, Inc.                             146,542           3,694
Claire's Stores, Inc.                                  79,300           2,511
CNET Networks, Inc. (AE)                              158,500           2,381
Cogent, Inc. (AE)(N)                                   21,600             519
Conn's, Inc. (AE)(N)                                   18,500             804
Convergys Corp. (AE)                                   72,400           1,245
Copart, Inc. (AE)                                       2,100              53
Corinthian Colleges, Inc. (AE)(N)                      49,600             629
Corporate Executive Board Co.                          45,800           3,854
Cosi, Inc. (AE)(N)                                     29,300             286
CoStar Group, Inc. (AE)(N)                             28,400           1,420
Cox Radio, Inc. Class A (AE)                            8,300             117
Cross Country Healthcare, Inc. (AE)                    53,900           1,065
CSK Auto Corp. (AE)(N)                                 64,600           1,046
Dillard's, Inc. Class A (N)                            24,750             641
Dolby Laboratories, Inc. Class A (AE)                  74,300           1,513
Dollar Thrifty Automotive Group (AE)                    8,950             339
Domino's Pizza, Inc.                                   33,800             842

                                                          Special Growth Fund  9

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. Class A (AE)            32,780             878
Dress Barn, Inc. (AE)(N)                               36,900           1,703
EarthLink, Inc. (AE)                                   63,500             725
Eastern Co. (The)                                      41,625             810
Education Management Corp. (AE)                       110,954           3,397
Entercom Communications Corp. (AE)                     40,900           1,235
Ethan Allen Interiors, Inc. (N)                        33,500           1,424
Federated Department Stores, Inc.                      14,600             973
First Advantage Corp. Class A (AE)(N)                  26,600             732
Forrester Research, Inc. (AE)                           8,700             177
FTI Consulting, Inc. (AE)(N)                           20,800             563
Furniture Brands International, Inc. (N)               66,700           1,605
Geo Group, Inc. (The) (AE)(N)                           4,600             112
Getty Images, Inc. (AE)(N)                             35,790           2,922
Gildan Activewear, Inc. (AE)                           26,000           1,253
Great Wolf Resorts, Inc. (AE)(N)                       23,700             246
Guess?, Inc. (AE)(N)                                   65,300           2,771
Gymboree Corp. (AE)                                   107,200           2,641
Handleman Co. (N)                                      25,080             298
Hartmarx Corp. (AE)                                    13,100             112
Hasbro, Inc.                                           84,800           1,798
Hearst-Argyle Television, Inc. (N)                    105,940           2,530
Heidrick & Struggles International, Inc. (AE)(N)       40,700           1,366
Helen of Troy, Ltd. (AE)(N)                            59,530           1,141
Hewitt Associates, Inc. Class A (AE)(N)                23,631             631
Hollinger International, Inc. Class A (N)              17,000             154
International Speedway Corp. Class A                   19,900             940
Jack in the Box, Inc. (AE)                             62,000           2,465
Jo-Ann Stores, Inc. (AE)(N)                            57,500             755
John Wiley & Sons, Inc. Class A                         5,550             210
Jones Apparel Group, Inc.                              29,700             929
Kelly Services, Inc. Class A                            1,200              32
Korn/Ferry International (AE)                          49,456             977
Labor Ready, Inc. (AE)                                 35,850             835
Lamar Advertising Co. Class A (AE)                     68,500           3,145
Leapfrog Enterprises, Inc. (AE)(N)                    102,600           1,163
Lee Enterprises, Inc.                                  29,000           1,020
Lenox Group, Inc. (AE)(N)                               1,000              14
LIFE TIME Fitness, Inc. (AE)                           79,700           3,076
Lifeline Systems, Inc. (AE)(N)                         51,000           2,397
Lifetime Brands, Inc. (N)                               5,900             129
Lightbridge, Inc. (AE)                                122,500           1,194
Lin TV Corp. Class A (AE)(N)                           67,910             695
Lithia Motors, Inc. Class A (N)                        21,970             669
Liz Claiborne, Inc.                                    53,900           1,871
Luby's, Inc. (AE)(N)                                   24,900             364
MarineMax, Inc. (AE)(N)                                17,700             557
Marvel Entertainment, Inc. (AE)(N)                     56,600             942
MAXIMUS, Inc. (N)                                      11,200             438

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
McClatchy Co. Class A                                  18,600           1,051
Media General, Inc. Class A                             1,500              72
Men's Wearhouse, Inc.                                  20,600             704
Meredith Corp.                                         41,500           2,272
Mohawk Industries, Inc. (AE)                           16,300           1,386
Monster Worldwide, Inc. (AE)                           24,800           1,058
Movado Group, Inc.                                      5,400             102
MPS Group, Inc. (AE)                                  207,313           2,946
NetFlix, Inc. (AE)(N)                                   9,900             273
Netratings, Inc. (AE)(N)                                8,500             114
Orient-Express Hotels, Ltd. Class A                    95,042           3,068
Pacific Sunwear of California, Inc. (AE)               45,500           1,115
Pantry, Inc. (The) (AE)(N)                              2,050             112
Papa John's International, Inc. (AE)(N)                42,200           1,466
Payless Shoesource, Inc. (AE)                          38,400             935
PetMed Express, Inc. (AE)(N)                           53,600             947
PHH Corp. (AE)(N)                                      52,800           1,521
Phillips-Van Heusen Corp.                              28,200           1,019
Pier 1 Imports, Inc. (N)                               97,200           1,052
Playtex Products, Inc. (AE)                            61,300             823
Polo Ralph Lauren Corp.                                13,200             748
Pre-Paid Legal Services, Inc. (N)                      21,960             839
ProQuest Co. (AE)(N)                                    3,600             107
Providence Service Corp. (The) (AE)(N)                 39,300           1,123
Quanta Services, Inc. (AE)(N)                          61,600             853
Quiksilver, Inc. (AE)                                  56,500             792
Radio One, Inc. Class D (AE)(N)                        67,300             738
RadioShack Corp. (N)                                   43,100             957
Reebok International, Ltd.                             23,000           1,357
Regal Entertainment Group Class A (N)                   5,500             102
Resources Connection, Inc. (AE)(N)                     87,545           2,380
RR Donnelley & Sons Co.                                 8,200             267
Ryan's Restaurant Group, Inc. (AE)(N)                  82,933           1,084
Scholastic Corp. (AE)                                  26,100             784
Scotts Miracle-Gro Co. (The) Class A                   19,500             965
SCP Pool Corp.                                        106,100           4,231
Select Comfort Corp. (AE)(N)                           33,000             911
Service Corp. International                            12,100              99
ServiceMaster Co. (The)                                54,800             709
Skechers USA, Inc. Class A (AE)                        11,600             224
Sonic Automotive, Inc. (N)                             42,100             991
Speedway Motorsports, Inc.                              2,900             104
Stage Stores, Inc.                                     53,821           1,598
Stanley Furniture Co., Inc. (N)                         8,900             240
Stride Rite Corp.                                      19,100             276
Tech Data Corp. (AE)                                   60,300           2,486
TeleTech Holdings, Inc. (AE)(N)                        32,250             376

 10  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tetra Tech, Inc. (AE)                                  11,000             184
Texas Roadhouse, Inc. Class A (AE)(N)                  50,600             785
True Religion Apparel, Inc. (AE)(N)                    26,800             629
Tupperware Brands Corp.                                19,500             433
United Natural Foods, Inc. (AE)(N)                     24,700             799
Valassis Communications, Inc. (AE)                     28,700             801
Volcom, Inc. (AE)                                      18,900             717
Washington Post Co. (The) Class B                       1,630           1,244
WebSideStory, Inc. (AE)(N)                             60,100           1,211
WESCO International, Inc. (AE)                         36,800           1,764
West Corp. (AE)                                        59,800           2,442
Wet Seal, Inc. (The) Class A (AE)(N)                    3,900              20
Wolverine World Wide, Inc.                             40,492             974
Zumiez, Inc. (AE)                                       7,000             338
                                                                 ------------
                                                                      174,641
                                                                 ------------

Consumer Staples - 0.9%
Boston Beer Co., Inc. Class A (AE)(N)                   5,800             150
Coca-Cola Bottling Co. Consolidated (N)                20,553             924
Constellation Brands, Inc. Class A (AE)                40,600           1,084
Longs Drug Stores Corp. (N)                            32,306           1,130
Molson Coors Brewing Co. Class B                       48,800           3,050
Pathmark Stores, Inc. (AE)                             46,200             502
Pilgrim's Pride Corp. (N)                              13,100             319
Seaboard Corp. (N)                                        400             588
Spartan Stores, Inc. (AE)                              13,500             160
Weis Markets, Inc. (N)                                 34,100           1,430
                                                                 ------------
                                                                        9,337
                                                                 ------------

Financial Services - 17.9%
21st Century Insurance Group                            9,200             149
Affiliated Managers Group, Inc. (AE)                   16,938           1,572
AG Edwards, Inc.                                       37,900           1,803
Alfa Corp. (N)                                          6,200             105
Alliance Capital Management Holding, LP (N)            12,700             768
Alliance Data Systems Corp. (AE)                      157,581           6,658
AMB Property Corp. (o)                                 38,700           2,020
AmeriCredit Corp. (AE)                                 71,810           2,065
Apollo Investment Corp.                                27,100             494
Ashford Hospitality Trust, Inc. (o)                    84,000           1,028
Aspen Insurance Holdings, Ltd.                         45,700           1,059
Associated Banc-Corp                                   42,531           1,439
Assurant, Inc.                                         11,500             528
Axis Capital Holdings, Ltd.                            30,900             924
Bank of Hawaii Corp.                                   38,130           1,991
Banner Corp.                                            4,100             132
Bear Stearns Cos., Inc. (The)                           8,600           1,088
BISYS Group, Inc. (The) (AE)                           77,300           1,120
BOK Financial Corp.                                     6,529             298
Boykin Lodging Co. (AE)(o)                              1,000              13

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Calamos Asset Management, Inc. Class A                 54,500           1,893
Camden Property Trust (o)                              37,600           2,448
CapitalSource, Inc. (N)                               139,344           3,060
CB Richard Ellis Group, Inc. Class A (AE)              39,500           2,493
CBL & Associates Properties, Inc. (o)(N)               35,930           1,521
CharterMac (N)                                         24,100             531
Checkfree Corp. (AE)                                   77,650           4,024
Chittenden Corp.                                       10,900             309
CIT Group, Inc.                                        20,000           1,067
City National Corp.                                    51,700           3,876
CNA Surety Corp. (AE)                                  59,700             961
Colonial BancGroup, Inc. (The)                        116,500           2,901
Commerce Group, Inc.                                    7,900             426
Commercial Net Lease Realty (o)(N)                     53,260           1,221
Community Bank System, Inc. (N)                        11,700             272
CompuCredit Corp. (AE)(N)                              15,200             610
Conseco, Inc. (AE)                                      7,300             178
Corus Bankshares, Inc. (N)                              6,500             417
Cousins Properties, Inc. (o)                           26,900             840
CVB Financial Corp. (N)                                13,000             214
Cybersource Corp. (AE)(N)                             136,700           1,184
Delphi Financial Group Class A                         20,098             958
Digital Insight Corp. (AE)                             26,500             951
Doral Financial Corp. (N)                              97,200           1,057
Downey Financial Corp. (N)                             15,250             999
Duke Realty Corp. (o)                                  30,000           1,088
Dun & Bradstreet Corp. (AE)                            14,800           1,070
eFunds Corp. (AE)                                      23,039             543
Entertainment Properties Trust (o)                      6,600             287
Equity Lifestyle Properties, Inc. (o)                   4,200             193
Equity One, Inc. (o)                                   17,300             415
Fair Isaac Corp.                                       19,200             851
Federal Realty Investors Trust (o)                     24,700           1,650
FelCor Lodging Trust, Inc. (o)(N)                      23,400             465
Fidelity National Financial, Inc.                      25,600           1,010
First American Corp.                                   29,800           1,395
First Financial Bankshares, Inc. (N)                    2,600              95
First Republic Bank                                    10,700             406
FirstFed Financial Corp. (AE)(N)                       14,930             936
FPIC Insurance Group, Inc. (AE)(N)                     13,500             503
Fremont General Corp. (N)                              57,460           1,408
Fulton Financial Corp. (N)                             24,200             434
GATX Corp. (N)                                         63,600           2,526
GFI Group, Inc. (AE)(N)                                47,100           2,571
Global Payments, Inc.                                 100,456           5,116

                                                         Special Growth Fund  11

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greater Bay Bancorp                                     9,800             254
Greenhill & Co., Inc. (N)                               1,900             109
Hanmi Financial Corp.                                  26,500             503
Hanover Insurance Group, Inc. (The)                    38,810           1,880
Harbor Florida Bancshares, Inc. (N)                     9,809             382
Harleysville Group, Inc. (N)                            5,300             146
HCC Insurance Holdings, Inc.                           37,100           1,152
Health Care Property Investors, Inc. (o)               38,740           1,075
Health Care REIT, Inc. (o)(N)                          31,500           1,171
Healthcare Realty Trust, Inc. (o)                      36,900           1,293
HealthExtras, Inc. (AE)(N)                             58,600           1,928
Highwoods Properties, Inc. (o)                         34,700           1,094
HomeBanc Corp. (AE)(o)                                 24,100             201
Horace Mann Educators Corp.                            24,100             472
Hospitality Properties Trust (o)                       19,900             853
HRPT Properties Trust (o)                             267,000           2,865
IBERIABANK Corp.                                        2,900             160
Infinity Property & Casualty Corp. (N)                 18,200             702
Inland Real Estate Corp. (o)(N)                         6,700             103
Innkeepers USA Trust (o)                               30,700             545
Investment Technology Group, Inc. (AE)                101,400           4,561
Investors Financial Services Corp. (N)                 61,000           2,863
IPC Holdings, Ltd. (N)                                 68,200           1,859
iStar Financial, Inc. (o)                              13,600             488
Jack Henry & Associates, Inc.                          87,800           1,797
Jefferies Group, Inc.                                  32,000           1,743
Jones Lang LaSalle, Inc.                               29,700           1,748
Knight Capital Group, Inc. Class A (AE)(N)            146,500           1,669
LandAmerica Financial Group, Inc. (N)                  48,265           3,185
Macerich Co. (The) (o)                                 14,200           1,030
Mack-Cali Realty Corp. (o)                             36,800           1,646
Markel Corp. (AE)                                       6,900           2,305
MeriStar Hospitality Corp. (AE)(o)                     69,900             717
Mid-America Apartment Communities, Inc. (o)             9,300             475
Midland Co. (The)                                       2,600              97
MoneyGram International, Inc.                          36,700             975
Morningstar, Inc. (AE)                                  9,000             347
Nasdaq Stock Market, Inc. (The) (AE)                   29,600           1,241
National Penn Bancshares, Inc. (N)                      6,006             137
Nationwide Financial Services, Inc. Class A            27,300           1,162
Nelnet, Inc. Class A (AE)                              29,100           1,196
New Century Financial Corp. (o)(N)                     28,700           1,126
New Plan Excel Realty Trust (o)(N)                     35,300             870
North Fork Bancorporation, Inc.                        38,800             998
OceanFirst Financial Corp. (N)                          1,600              38
Old Republic International Corp.                       60,250           1,292
Omega Healthcare Investors, Inc. (o)                   27,000             354
optionsXpress Holdings, Inc. (N)                       45,200           1,320

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc. (o)                 7,500             519
PFF Bancorp, Inc.                                      10,790             342
Phoenix Cos., Inc. (The) (N)                           58,900             889
Piper Jaffray Cos., Inc. (AE)                          13,300             596
PMA Capital Corp. Class A (AE)(N)                      10,400              97
Portfolio Recovery Associates, Inc. (AE)(N)             5,730             282
Post Properties, Inc. (o)                              15,300             623
ProAssurance Corp. (AE)                                34,745           1,779
Protective Life Corp.                                  33,700           1,515
Provident Financial Holdings, Inc.                     33,731             974
Provident Financial Services, Inc.                     24,600             450
PS Business Parks, Inc. (o)                             6,900             378
R&G Financial Corp. Class B (N)                        35,200             457
Radian Group, Inc.                                     27,200           1,557
Raymond James Financial, Inc.                          34,200           1,456
RenaissanceRe Holdings, Ltd.                           22,800           1,033
Republic Bancorp, Inc. Class A (N)                     60,146           1,244
RLI Corp.                                               9,900             541
Ryder System, Inc.                                     69,500           3,107
Safety Insurance Group, Inc. (N)                       11,400             457
Senior Housing Properties Trust (o)                    66,770           1,197
Southwest Bancorp, Inc. (N)                            45,529           1,015
Sovereign Bancorp, Inc.                                43,000             937
Sovran Self Storage, Inc. (o)                          25,000           1,238
StanCorp Financial Group, Inc.                         42,600           2,119
State Auto Financial Corp.                              8,000             308
Sterling Bancorp (N)                                    6,405             148
Sterling Bancshares, Inc.                              24,600             412
Sterling Financial Corp. (N)                            1,400              29
Sterling Financial Corp.                                5,384             150
Stewart Information Services Corp. (N)                 40,450           2,162
Sunstone Hotel Investors, Inc. (o)                     72,000           2,124
SVB Financial Group (AE)(N)                            31,100           1,539
TCF Financial Corp. (N)                                16,800             420
TD Banknorth, Inc. (N)                                 36,448           1,056
Thornburg Mortgage, Inc. (o)(N)                        36,000             923
TradeStation Group, Inc. (AE)(N)                       97,600           1,727
UCBH Holdings, Inc. (N)                                39,700             689
UMB Financial Corp. (N)                                 3,200             216
Umpqua Holdings Corp. (N)                              20,000             564
United Bankshares, Inc. (N)                             9,900             369
United Fire & Casualty Co. (N)                         25,800           1,058
United Rentals, Inc. (AE)(N)                           49,700           1,457
Universal Health Realty Income Trust (o)(N)             1,700              59
Valley National Bancorp (N)                             8,600             201
W Holding Co., Inc. (N)                                76,860             662

 12  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Webster Financial Corp.                                21,300           1,003
Whitney Holding Corp.                                  17,000             559
WR Berkley Corp.                                       80,235           3,964
Wright Express Corp. (AE)(N)                           60,300           1,534
Zenith National Insurance Corp.                        23,950           1,324
Zions Bancorporation                                   13,000           1,028
                                                                 ------------
                                                                      187,241
                                                                 ------------

Health Care - 10.0%
Accelrys, Inc. (AE)(N)                                 84,878             577
Allion Healthcare, Inc. (AE)                           25,900             394
Allscripts Healthcare Solutions, Inc. (AE)             57,200           1,007
Alpharma, Inc. Class A (N)                             45,900           1,535
American Healthways, Inc. (AE)                         10,314             461
Applera Corp. - Celera Genomics Group (AE)             98,800           1,162
Arena Pharmaceuticals, Inc. (AE)(N)                    96,200           1,633
Arthrocare Corp. (AE)(N)                               66,048           2,958
Barr Pharmaceuticals, Inc. (AE)                        17,900           1,174
Bio-Rad Laboratories, Inc. Class A (AE)(N)             23,300           1,570
BioMarin Pharmaceuticals, Inc. (AE)                    35,400             415
Cephalon, Inc. (AE)(N)                                 23,400           1,659
Cerner Corp. (AE)                                       2,500             112
Community Health Systems, Inc. (AE)                    61,696           2,245
Cytyc Corp. (AE)                                      164,700           4,957
Dade Behring Holdings, Inc.                            30,700           1,201
DaVita, Inc. (AE)                                     145,686           7,976
Digene Corp. (AE)(N)                                   45,800           1,521
Edwards Lifesciences Corp. (AE)                        49,250           2,115
Flamel Technologies SA - ADR (AE)(N)                   12,800             299
Gene Logic, Inc. (AE)                                  14,600              58
Genesis HealthCare Corp. (AE)                           5,350             196
Greatbatch, Inc. (AE)                                  32,450             845
Haemonetics Corp. (AE)                                 37,900           1,971
Health Net, Inc. (AE)                                  60,300           2,977
Henry Schein, Inc. (AE)                                37,003           1,726
Hologic, Inc. (AE)                                     83,400           4,292
Illumina, Inc. (AE)(N)                                 46,200             991
Immucor, Inc. (AE)                                     45,090           1,355
Inspire Pharmaceuticals, Inc. (AE)(N)                  21,800             109
Intralase Corp. (AE)(N)                                45,600             905
Invitrogen Corp. (AE)                                  25,100           1,729
IRIS International, Inc. (AE)                          11,100             254
Isis Pharmaceuticals, Inc. (AE)(N)                      2,800              15
Kendle International, Inc. (AE)(N)                     29,500             737
Kindred Healthcare, Inc. (AE)(N)                       12,550             287
Kos Pharmaceuticals, Inc. (AE)(N)                      22,151             970
Kyphon, Inc. (AE)(N)                                   18,800             782
LCA-Vision, Inc. (N)                                    2,800             157
Lifecell Corp. (AE)                                    54,300           1,178

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lincare Holdings, Inc. (AE)                            65,800           2,781
Magellan Health Services, Inc. (AE)                   113,400           4,137
Matria Healthcare, Inc. (AE)(N)                        36,650           1,564
Maxygen, Inc. (AE)                                      2,900              24
Medicis Pharmaceutical Corp. Class A                   49,425           1,528
Mentor Corp. (N)                                       32,340           1,455
Millennium Pharmaceuticals, Inc. (AE)                  49,100             508
Myriad Genetics, Inc. (AE)(N)                          42,100             903
Natus Medical, Inc. (AE)(N)                            48,300             912
NPS Pharmaceuticals, Inc. (AE)(N)                      49,300             700
Nuvelo, Inc. (AE)(N)                                   18,800             322
Odyssey HealthCare, Inc. (AE)(N)                       26,500             540
Palomar Medical Technologies, Inc. (AE)(N)             31,400           1,237
Panacos Pharmaceuticals, Inc. (AE)                     67,200             622
Parexel International Corp. (AE)(N)                    26,800             653
Pediatrix Medical Group, Inc. (AE)                     28,000           2,455
Perrigo Co.                                             9,100             142
Pharmaceutical Product Development, Inc.               24,600           1,702
Pharmacopeia Drug Discovery, Inc. (AE)                 47,050             204
Phase Forward, Inc. (AE)                               71,700             668
PolyMedica Corp. (N)                                   43,725           1,737
PRA International (AE)                                  2,300              60
Regeneron Pharmaceuticals, Inc. (AE)                   73,000           1,112
Resmed, Inc. (AE)(N)                                   14,054             554
Respironics, Inc. (AE)                                 74,730           2,693
Sierra Health Services, Inc. (AE)                      14,000             555
SonoSite, Inc. (AE)(N)                                 41,700           1,640
Stericycle, Inc. (AE)                                  34,700           2,074
Steris Corp.                                           19,600             529
Sunrise Senior Living, Inc. (AE)(N)                    12,600             458
Sybron Dental Specialties, Inc. (AE)                   36,229           1,543
Symmetry Medical, Inc. (AE)                            35,958             765
Syneron Medical, Ltd. (AE)(N)                          14,700             409
Thoratec Corp. (AE)                                    42,000           1,063
United Surgical Partners International, Inc.
   (AE)                                                35,144           1,362
US Physical Therapy, Inc. (AE)                          7,700             143
Valeant Pharmaceuticals International                  60,000           1,078
Varian Medical Systems, Inc. (AE)                      16,650           1,002
VCA Antech, Inc. (AE)                                  57,600           1,594
Ventana Medical Systems, Inc. (AE)(N)                   3,830             154
ViaCell, Inc. (AE)(N)                                   1,800              10
Viasys Healthcare, Inc. (AE)                           19,700             558
Vion Pharmaceuticals, Inc. (AE)(N)                     31,700              59
ViroPharma, Inc. (AE)(N)                               36,100             838

                                                         Special Growth Fund  13

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. (AE)                      74,400           2,462
Zoll Medical Corp. (AE)                                35,100             962
                                                                 ------------
                                                                      104,976
                                                                 ------------

Integrated Oils - 0.2%
Giant Industries, Inc. (AE)(N)                          7,500             524
KCS Energy, Inc. (AE)(N)                                9,400             273
Occidental Petroleum Corp.                             16,485           1,611
                                                                 ------------
                                                                        2,408
                                                                 ------------

Materials and Processing - 7.1%
ABM Industries, Inc.                                   15,200             290
Acuity Brands, Inc. (N)                                22,500             853
Agrium, Inc.                                           62,700           1,495
Airgas, Inc.                                           47,915           1,858
Albany International Corp. Class A                     10,500             388
Aleris International, Inc. (AE)                        15,479             644
AM Castle & Co. (N)                                    60,100           1,812
Apogee Enterprises, Inc.                                7,900             146
Aptargroup, Inc.                                       15,400             869
Arqule, Inc. (AE)                                      10,300              55
Ashland, Inc.                                           8,200             541
Ball Corp.                                             32,500           1,316
Bluegreen Corp. (AE)                                    7,600             123
BlueLinx Holdings, Inc.                                 3,200              48
Building Material Holding Corp. (N)                    15,700           1,243
Cambrex Corp. (N)                                      36,800             814
Cameco Corp.                                           11,530             912
Celanese Corp.                                         55,700           1,140
Century Aluminum Co. (AE)                              37,533           1,279
CF Industries Holdings, Inc.                           22,300             379
Chemtura Corp.                                         27,400             344
Chicago Bridge & Iron Co. NV                           46,374           1,431
Comfort Systems USA, Inc.                              35,810             376
Commercial Metals Co.                                   5,100             241
Constar International, Inc. (AE)(N)                    48,500             192
Crown Holdings, Inc. (AE)                              68,900           1,289
Cytec Industries, Inc.                                 61,100           3,031
Cytokinetics, Inc. (AE)                                12,700              91
Eagle Materials, Inc. (N)                               5,400             880
Eastman Chemical Co.                                   19,800             955
ElkCorp                                                34,168           1,202
EMCOR Group, Inc. (AE)                                 19,700           1,616
Encore Wire Corp. (AE)(N)                              24,400             663
Energizer Holdings, Inc. (AE)                          22,430           1,214
Exide Technologies (AE)(N)                             72,000             266
Florida Rock Industries, Inc.                          13,300             719
FMC Corp. (AE)                                         17,900           1,010
Georgia Gulf Corp.                                     22,500             769
Gold Kist, Inc. (AE)                                    7,200             109
Granite Construction, Inc.                             10,000             405
Greif, Inc. Class A                                     3,300             215
Harsco Corp.                                           30,300           2,400

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HB Fuller Co.                                           5,900             223
Hercules, Inc. (AE)                                   138,900           1,627
Insituform Technologies, Inc. Class A (AE)(N)          59,200           1,504
Jacobs Engineering Group, Inc. (AE)                    22,400           1,867
Jacuzzi Brands, Inc. (AE)(N)                          100,800             957
Lafarge North America, Inc.                            45,400           2,798
Lamson & Sessions Co. (The) (AE)(N)                    44,700           1,364
Lennox International, Inc.                             24,100             770
Martin Marietta Materials, Inc.                        37,900           3,213
Minerals Technologies, Inc.                            16,400             916
Mosaic Co. (The) (AE)(N)                               37,500             580
Mueller Industries, Inc.                               19,600             569
Myogen, Inc. (AE)(N)                                   36,100           1,347
Nova Chemicals Corp. (N)                               29,000           1,001
NS Group, Inc. (AE)                                    23,647           1,069
Octel Corp. (N)                                         4,500              91
Owens-Illinois, Inc. (AE)                              11,800             259
Pactiv Corp. (AE)                                      45,200           1,005
PDL BioPharma, Inc. (AE)(N)                            33,200             968
PolyOne Corp. (AE)                                     48,100             344
Pope & Talbot, Inc.                                     2,500              21
Precision Castparts Corp.                              18,200             909
Quanex Corp.                                           28,350           1,761
Reliance Steel & Aluminum Co.                          29,500           2,345
Silgan Holdings, Inc.                                  18,900             716
Steel Dynamics, Inc. (N)                               62,400           2,897
Terra Industries, Inc. (AE)(N)                         79,150             546
Texas Industries, Inc.                                 19,000           1,022
Trammell Crow Co. (AE)                                  8,400             239
Universal Forest Products, Inc.                         3,200             183
URS Corp. (AE)                                         22,114             946
US Concrete, Inc. (AE)                                  8,800             107
USEC, Inc. (N)                                         30,620             468
USG Corp. (AE)(N)                                       8,990             856
Valmont Industries, Inc.                               19,900             797
Washington Group International, Inc.                   22,193           1,317
Watsco, Inc. (N)                                       16,000           1,132
WD-40 Co.                                               6,600             207
                                                                 ------------
                                                                       74,564
                                                                 ------------

Miscellaneous - 1.3%
Brunswick Corp.                                        40,800           1,534
Hillenbrand Industries, Inc.                            1,600              79
Johnson Controls, Inc.                                 16,500           1,143
McDermott International, Inc. (AE)                     34,581           1,798
SPX Corp.                                              31,000           1,479
Teleflex, Inc.                                         17,000           1,072

 14  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Trinity Industries, Inc. (N)                           54,000           2,757
Walter Industries, Inc.                                28,887           1,827
Wesco Financial Corp.                                   4,203           1,629
                                                                 ------------
                                                                       13,318
                                                                 ------------

Other Energy - 8.5%
Alliance Resource Partners, LP (N)                     14,600             555
Arch Coal, Inc.                                         8,765             760
Atlas Pipeline Partners, LP (N)                        25,600           1,082
Atwood Oceanics, Inc. (AE)                              6,378             619
Basic Energy Services, Inc. (AE)                       19,000             533
Berry Petroleum Co. Class A (N)                         4,600             365
Bill Barrett Corp. (AE)                                19,100             733
Bronco Drilling Co., Inc. (AE)                         18,700             591
Cabot Oil & Gas Corp.                                  17,900             923
Cal Dive International, Inc. (AE)(N)                   93,700           3,934
Comstock Resources, Inc. (AE)                           2,000              64
Cooper Cameron Corp. (AE)                              50,100           2,424
Core Laboratories NV (AE)                              29,218           1,303
Dawson Geophysical Co. (AE)(N)                         35,811           1,155
Denbury Resources, Inc. (AE)                          138,000           4,108
Diamond Offshore Drilling, Inc.                        10,227             868
Dril-Quip, Inc. (AE)(N)                                 4,700             296
Dynegy, Inc. Class A (AE)(N)                           91,600             504
Enbridge Energy Partners, LP (N)                       25,500           1,191
ENSCO International, Inc.                              36,200           1,851
Equitable Resources, Inc.                              14,900             550
Foundation Coal Holdings, Inc.                         40,200           1,787
Frontier Oil Corp.                                     23,900           1,133
Global Industries, Ltd. (AE)                           67,000             938
Grant Prideco, Inc. (AE)                               91,159           4,566
Grey Wolf, Inc. (AE)(N)                                70,900             624
Helmerich & Payne, Inc.                                57,300           4,490
Holly Corp.                                             5,200             383
Hornbeck Offshore Services, Inc. (AE)                   5,100             203
Input/Output, Inc. (AE)(N)                             59,800             471
Meridian Resource Corp. (AE)                            8,400              42
Nabors Industries, Ltd. (AE)                            9,189             747
National-Oilwell Varco, Inc. (AE)                      36,473           2,774
NRG Energy, Inc. (AE)                                  33,100           1,598
Ormat Technologies, Inc. (N)                           15,200             536
Parker Drilling Co. (AE)                               10,700             128
Patterson-UTI Energy, Inc.                             30,600           1,151
Pioneer Drilling Co. (AE)                              81,800           1,865
Pogo Producing Co.                                     23,300           1,398
Precision Drilling Trust                               21,551             723
Pride International, Inc. (AE)                         99,600           3,517
Quicksilver Resources, Inc. (AE)(N)                    27,100           1,362
Range Resources Corp. (N)                              97,579           2,915
RPC, Inc.                                               6,600             218
Smith International, Inc.                              31,500           1,417
St. Mary Land & Exploration Co. (N)                     6,100             266
Stone Energy Corp. (AE)                                 2,500             125

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swift Energy Co. (AE)(N)                               46,100           2,278
Talisman Energy, Inc.                                  28,655           1,746
TEPPCO Partners, LP (N)                                31,000           1,149
Tetra Technologies, Inc. (AE)                          37,438           1,486
Todco Class A                                         149,152           6,652
TransMontaigne, Inc. (AE)                              47,000             419
Unit Corp. (AE)                                        43,000           2,567
Universal Compression Holdings, Inc. (AE)(N)           53,100           2,549
Valero, LP                                             16,300             835
Veritas DGC, Inc. (AE)(N)                              54,182           2,441
W-H Energy Services, Inc. (AE)                         54,600           2,636
Weatherford International, Ltd. (AE)                   11,652             522
Whiting Petroleum Corp. (AE)                           23,500           1,088
XTO Energy, Inc.                                       43,409           2,130
                                                                 ------------
                                                                       88,284
                                                                 ------------

Producer Durables - 6.8%
1-800-FLOWERS.COM, Inc. Class A (AE)(N)                22,200             146
AAR Corp. (AE)                                          9,100             217
Actuant Corp. Class A (N)                               6,000             343
ADC Telecommunications, Inc. (AE)                      51,232           1,299
American Tower Corp. Class A (AE)                     150,930           4,670
Ametek, Inc.                                           34,800           1,432
AO Smith Corp. (N)                                      7,750             334
Applied Industrial Technologies, Inc.                   3,450             147
Arris Group, Inc. (AE)(N)                              77,300             909
ASML Holding NV Class G (AE)(N)                        77,000           1,739
Asyst Technologies, Inc. (AE)(N)                       38,400             275
ATMI, Inc. (AE)(N)                                     39,000           1,310
Audiovox Corp. Class A (AE)                             8,300             124
BE Aerospace, Inc. (AE)                                34,794             731
Briggs & Stratton Corp. (N)                            29,000           1,009
Brooks Automation, Inc. (AE)                           35,188             593
Bucyrus International, Inc. Class A                    24,855           1,521
Cascade Corp.                                          33,600           1,716
CNH Global NV (N)                                      35,900             677
Cognex Corp.                                           40,000           1,167
Columbus McKinnon Corp. (AE)                           18,700             520
Crown Castle International Corp. (AE)                  34,400           1,088
Cymer, Inc. (AE)(N)                                    91,900           4,148
Desarrolladora Homex SA de CV - ADR (AE)               27,704             962
Dionex Corp. (AE)(N)                                   18,300             970
DR Horton, Inc.                                        31,366           1,171
Ducommun, Inc. (AE)(N)                                 56,900           1,296
Electro Scientific Industries, Inc. (AE)               58,847           1,499
Entegris, Inc. (AE)                                   117,527           1,234

                                                         Special Growth Fund  15

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ESCO Technologies, Inc. (AE)                           15,648             769
Flowserve Corp. (AE)                                   22,700           1,044
Genlyte Group, Inc. (AE)(N)                            18,200           1,053
Graco, Inc.                                            27,500           1,105
Headwaters, Inc. (AE)                                  39,127           1,350
iRobot Corp. (AE)(N)                                   27,300             971
Itron, Inc. (AE)(N)                                    23,400           1,120
JLG Industries, Inc.                                   47,750           2,601
Joy Global, Inc.                                       33,005           1,784
KB Home                                                11,000             838
Kennametal, Inc.                                       22,603           1,322
Kimball International, Inc. Class B                     6,380              90
Lam Research Corp. (AE)                                15,700             729
Lennar Corp. Class A                                   19,350           1,211
Lindsay Manufacturing Co. (N)                          20,500             512
LTX Corp. (AE)                                         19,000             103
Meritage Homes Corp. (AE)                              14,215             860
Middleby Corp. (AE)(N)                                 20,800           1,966
Milacron, Inc. (AE)(N)                                140,429             191
Molex, Inc.                                            19,700             596
Novellus Systems, Inc. (AE)                             7,600             215
Orbital Sciences Corp. (AE)(N)                         39,700             512
Pall Corp.                                             61,200           1,763
Plantronics, Inc.                                      35,107           1,229
Polycom, Inc. (AE)                                      6,100             118
Roper Industries, Inc.                                 56,034           2,261
SBA Communications Corp. Class A (AE)                  46,400           1,014
Standard-Pacific Corp. (N)                             25,200             980
Steelcase, Inc. Class A (N)                            21,700             366
Technical Olympic USA, Inc. (AE)(N)                    52,750           1,197
Tecumseh Products Co. Class A (N)                      44,000           1,115
Teledyne Technologies, Inc. (AE)                       32,800           1,072
Tennant Co.                                             7,610             412
Teradyne, Inc. (AE)                                    83,300           1,451
Thomas & Betts Corp. (AE)                              13,700             612
Toll Brothers, Inc. (AE)                               22,700             772
Ultratech, Inc. (AE)(N)                                 9,400             180
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                16,800             832
William Lyon Homes, Inc. (AE)(N)                        4,900             503
Xyratex, Ltd. (AE)(N)                                  27,300             616
                                                                 ------------
                                                                       70,682
                                                                 ------------

Technology - 19.2%
Advanced Digital Information Corp. (AE)               134,600           1,347
Advent Software, Inc. (AE)                             72,200           1,896
Agile Software Corp. (AE)                             268,100           1,724
Akamai Technologies, Inc. (AE)(N)                     176,500           3,853
Alliance Semiconductor Corp. (AE)(N)                   70,300             190
Altera Corp. (AE)                                      49,142             949
American Reprographics Co. (AE)(N)                     49,000           1,338

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amkor Technology, Inc. (AE)(N)                         54,600             307
Amphenol Corp. Class A                                 43,877           2,230
Ansys, Inc. (AE)                                        8,357             367
Anteon International Corp. (AE)                        24,000           1,324
Applera Corp. - Applied Biosystems Group               53,600           1,519
Ariba, Inc. (AE)(N)                                    23,800             222
Arrow Electronics, Inc. (AE)                           40,900           1,405
ASE Test, Ltd. (AE)                                    67,800             505
Atmel Corp. (AE)                                      276,700           1,093
Avanex Corp. (AE)(N)                                  202,700             229
Avid Technology, Inc. (AE)                             72,800           3,616
Avnet, Inc. (AE)                                       77,700           1,900
Avocent Corp. (AE)                                      7,100             236
AVX Corp. (N)                                          76,000           1,263
BEA Systems, Inc. (AE)                                185,000           1,918
BearingPoint, Inc. (AE)(N)                            131,700           1,083
Brocade Communications Systems, Inc. (AE)             406,700           1,871
Cadence Design Systems, Inc. (AE)                     283,000           4,998
Carrier Access Corp. (AE)                              14,400              68
Cbeyond Communications, Inc. (AE)(N)                    9,100             101
Checkpoint Systems, Inc. (AE)                          40,000           1,079
Cirrus Logic, Inc. (AE)                                12,800             108
Citrix Systems, Inc. (AE)                              33,500           1,033
Click Commerce, Inc. (AE)(N)                           54,700           1,627
Coherent, Inc. (AE)                                    15,220             471
Compuware Corp. (AE)                                  111,800             921
Comverse Technology, Inc. (AE)                         53,800           1,474
Conexant Systems, Inc. (AE)(N)                        285,200             958
Cubic Corp. (N)                                         9,500             212
Daktronics, Inc.                                       29,600             900
Digi International, Inc. (AE)                          44,200             501
Digitas, Inc. (AE)(N)                                  84,700           1,109
Ditech Communications Corp. (AE)(N)                    20,200             184
Electronics for Imaging, Inc. (AE)                    134,026           3,706
EMS Technologies, Inc. (AE)                               800              14
Equinix, Inc. (AE)(N)                                  56,000           2,628
ESS Technology, Inc. (AE)(N)                           21,000              84
F5 Networks, Inc. (AE)                                 40,400           2,614
Fairchild Semiconductor International, Inc. (AE)      105,400           2,103
Finisar Corp. (AE)(N)                                 203,849             550
Flir Systems, Inc. (AE)                                32,612             773
Formfactor, Inc. (AE)(N)                               76,964           2,295
Foundry Networks, Inc. (AE)                           103,200           1,551
Gartner, Inc. Class A (AE)                            105,900           1,457
GTSI Corp. (AE)(N)                                    104,000             751
Harris Corp.                                           21,200             984

 16  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hittite Microwave Corp. (AE)(N)                         9,000             252
Ikanos Communications, Inc. (AE)(N)                    68,000           1,339
Imation Corp.                                          23,200           1,052
InFocus Corp. (AE)                                     85,400             333
Informatica Corp. (AE)(N)                             189,100           2,784
Ingram Micro, Inc. Class A (AE)                        89,500           1,732
Integrated Device Technology, Inc. (AE)               231,400           3,214
Integrated Silicon Solution, Inc. (AE)(N)             109,600             722
Intergraph Corp. (AE)(N)                               49,780           1,902
Intermagnetics General Corp. (AE)                      82,102           3,312
Intermec, Inc. (AE)(N)                                 25,400             886
Intersil Corp. Class A                                139,100           4,042
j2 Global Communications, Inc. (AE)(N)                 83,350           3,980
JDA Software Group, Inc. (AE)(N)                       21,500             330
Keynote Systems, Inc. (AE)                             53,800             681
Komag, Inc. (AE)(N)                                    21,600           1,016
Kopin Corp. (AE)(N)                                    52,249             249
Lawson Software, Inc. (AE)(N)                         340,100           2,503
Leadis Technology, Inc. (AE)                           11,900              66
LSI Logic Corp. (AE)                                  352,300           3,224
M-Systems Flash Disk Pioneers Ltd. (AE)(N)             73,400           2,127
Magma Design Automation, Inc. (AE)                      3,200              32
Matrixone, Inc. (AE)                                  264,400           1,319
Maxtor Corp. (AE)(N)                                  347,600           3,198
McAfee, Inc. (AE)                                      16,400             380
MEMC Electronic Materials, Inc. (AE)                   57,800           1,652
Mentor Graphics Corp. (AE)                            110,456           1,215
Merix Corp. (AE)(N)                                     8,000              65
Microchip Technology, Inc.                             18,800             705
Micros Systems, Inc. (AE)                              28,900           1,334
Microsemi Corp. (AE)                                  124,300           3,784
NAVTEQ Corp. (AE)                                      33,422           1,501
Neoware Systems, Inc. (AE)(N)                          18,400             500
Ness Technologies, Inc. (AE)(N)                        15,700             182
Netlogic Microsystems, Inc. (AE)(N)                    96,200           3,493
Novell, Inc. (AE)(N)                                  114,400           1,114
Nuance Communications, Inc. (AE)(N)                   195,400           1,669
Nvidia Corp. (AE)                                      40,700           1,830
Openwave Systems, Inc. (AE)(N)                         56,700           1,222
Parametric Technology Corp. (AE)                      295,434           1,849
PerkinElmer, Inc.                                      53,500           1,217
PMC - Sierra, Inc. (AE)(N)                            274,300           2,595
PowerDsine, Ltd. (AE)(N)                               23,400             170
Quantum Corp. (AE)(N)                                 305,300           1,084
Rackable Systems, Inc. (AE)                            86,200           2,590
RADVision, Ltd. (AE)                                  109,500           1,986
RADWARE, Ltd. (AE)                                     16,500             323
Red Hat, Inc. (AE)                                     28,500             825
Redback Networks, Inc. (AE)(N)                        113,740           1,917

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Reynolds & Reynolds Co. (The) Class A                  24,900             707
RF Micro Devices, Inc. (AE)                            87,700             638
Rockwell Automation, Inc.                              31,678           2,093
RSA Security, Inc. (AE)                                80,400           1,236
Salesforce.com, Inc. (AE)(N)                           30,400           1,248
Satyam Computer Services, Ltd. - ADR                   42,700           1,674
Seachange International, Inc. (AE)(N)                  62,500             520
Semtech Corp. (AE)                                    140,700           2,713
Serena Software, Inc. (AE)(N)                          15,000             354
Sigma Designs, Inc. (AE)(N)                            74,300           1,216
Silicon Storage Technology, Inc. (AE)(N)              137,996             665
SiRF Technology Holdings, Inc. (AE)(N)                 94,832           3,195
Skyworks Solutions, Inc. (AE)(N)                       73,300             387
Solectron Corp. (AE)                                  348,300           1,330
SonicWALL, Inc. (AE)                                   77,000             634
SPSS, Inc. (AE)                                        30,100             970
Sunpower Corp. Class A (AE)(N)                          4,600             184
SYKES Enterprises, Inc. (AE)                           32,800             426
Symbol Technologies, Inc.                              95,177           1,175
Synopsys, Inc. (AE)                                   107,400           2,375
Talx Corp. (N)                                         17,900             561
Tekelec (AE)(N)                                        30,800             482
Tellabs, Inc. (AE)                                     17,100             219
Tessera Technologies, Inc. (AE)                        63,917           2,063
TIBCO Software, Inc. (AE)                             343,200           2,742
Transaction Systems Architects, Inc. Class A
   (AE)                                                54,595           1,801
Trident Microsystems, Inc. (AE)(N)                    137,400           3,589
Triquint Semiconductor, Inc. (AE)(N)                  182,100             889
Trizetto Group, Inc. (The) (AE)(N)                     28,000             514
Ulticom, Inc. (AE)(N)                                   2,800              28
Ultimate Software Group, Inc. (AE)(N)                  90,000           1,966
Unisys Corp. (AE)                                     211,800           1,417
Utstarcom, Inc. (AE)(N)                               123,400             865
VeriFone Holdings, Inc. (AE)(N)                        97,100           2,478
Verint Systems, Inc. (AE)(N)                           24,400             884
Viasat, Inc. (AE)                                      77,200           1,945
Viisage Technology, Inc. (AE)(N)                       26,100             469
Vocus, Inc. (AE)                                       91,200           1,277
Volterra Semiconductor Corp. (AE)                      16,500             304
WatchGuard Technologies, Inc. (AE)                     40,000             162
Wavecom SA - ADR (AE)(N)                               23,600             261
Websense, Inc. (AE)                                    22,110           1,458
Western Digital Corp. (AE)                            196,200           4,289

                                                         Special Growth Fund  17

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wind River Systems, Inc. (AE)                         135,254           1,810
Zoran Corp. (AE)                                       71,500           1,402
                                                                 ------------
                                                                      200,751
                                                                 ------------
Utilities - 3.0%
AGL Resources, Inc.                                     6,400             229
Alamosa Holdings, Inc. (AE)                            23,000             431
Allete, Inc.                                           32,200           1,426
Alliant Energy Corp.                                   51,800           1,536
Aquila, Inc. (AE)                                      41,500             151
Avista Corp.                                           21,090             403
Cablevision Systems Corp. Class A (AE)                 46,600           1,146
Centerpoint Energy, Inc. (N)                           48,800             624
CenturyTel, Inc.                                       20,650             688
Cleco Corp. (N)                                        24,600             540
CMS Energy Corp. (AE)                                  67,700             980
Commonwealth Telephone Enterprises, Inc. (N)           19,330             645
Dobson Communications Corp. Class A (AE)              100,362             745
Energen Corp.                                          38,400           1,498
Laclede Group, Inc. (The) (N)                           6,900             225
Leap Wireless International, Inc. (AE)                 26,543             982
MDU Resources Group, Inc.                              42,200           1,528
National Fuel Gas Co.                                  28,500             938
NeuStar, Inc. Class A (AE)(N)                          66,650           1,934
NII Holdings, Inc. (AE)                                17,010             841
Northeast Utilities                                    99,410           1,976
NorthWestern Corp.                                      9,050             284
NSTAR                                                  43,700           1,256
OGE Energy Corp.                                       35,500             964
Pepco Holdings, Inc.                                   66,500           1,530
Pinnacle West Capital Corp. (N)                        39,600           1,687
PNM Resources, Inc.                                    24,100             592
Sierra Pacific Resources (AE)                          79,120           1,044
Southern Union Co. (AE)                                17,300             436
Talk America Holdings, Inc. (AE)(N)                    27,200             262
UbiquiTel, Inc. (AE)                                  132,800           1,300
UGI Corp.                                              49,900           1,071
US Cellular Corp. (AE)                                 13,270             675
Westar Energy, Inc.                                    34,400             709
                                                                 ------------
                                                                       31,276
                                                                 ------------

TOTAL COMMON STOCKS
(cost $764,552)                                                       992,084
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc.
   2050 Warrants (AE)                                     211              28
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $45)                                                                 28
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.7%
Frank Russell Investment Company Money Market
   Fund                                            46,276,444          46,276
United States Treasury Bills (c)(z)(sec.) 4.028%
   due 03/16/06                                         3,000           2,986
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $49,262)                                                         49,262
                                                                 ------------

OTHER SECURITIES - 21.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        84,174,087          84,174
State Street Securities Lending Quality Trust
   (X)                                            144,542,102         144,542
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $228,716)                                                       228,716
                                                                 ------------

TOTAL INVESTMENTS - 121.5%
(identified cost $1,042,575)                                        1,270,090

OTHER ASSETS AND LIABILITIES,
NET - (21.5%)                                                        (224,925)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,045,165
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 18  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 03/06 (640)                             47,149              2,240
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      2,240
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Special Growth Fund  19

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.8%
Auto and Transportation - 3.2%
AMR Corp. (AE)(N)                                      27,900             633
Burlington Northern Santa Fe Corp.                    199,500          15,984
CNF, Inc.                                               1,400              72
Continental Airlines, Inc. Class B (AE)(N)             88,200           1,844
CSX Corp.                                             507,900          27,188
FedEx Corp.                                            88,700           8,972
Ford Motor Co. (N)                                    867,800           7,446
Goodyear Tire & Rubber
   Co. (The) (AE)(N)                                  219,400           3,432
Harley-Davidson, Inc.                                 116,100           6,215
JB Hunt Transport Services, Inc. (N)                  129,300           3,077
Landstar System, Inc.                                  65,227           2,759
Lear Corp. (N)                                         39,300             996
Norfolk Southern Corp.                                164,100           8,179
Oshkosh Truck Corp.                                    20,100             991
Paccar, Inc.                                          114,114           7,942
Polaris Industries, Inc.                               14,100             769
Southwest Airlines Co.                                267,600           4,405
Swift Transportation Co., Inc. (AE)                    32,900             778
United Parcel Service, Inc. Class B                     9,800             734
US Airways Group, Inc. (AE)(N)                         20,600             604
                                                                 ------------
                                                                      103,020
                                                                 ------------

Consumer Discretionary - 12.4%
Abercrombie & Fitch Co. Class A                        25,800           1,713
Accenture, Ltd. Class A                                59,500           1,876
Aeropostale, Inc. (AE)                                 14,800             447
American Eagle Outfitters, Inc.                       182,100           4,913
American Greetings Corp. Class A                      102,300           2,088
Ameristar Casinos, Inc. (N)                             7,700             173
Arbitron, Inc. (N)                                     12,100             480
Autonation, Inc. (AE)                                 223,600           4,984
Best Buy Co., Inc.                                     54,400           2,756
Black & Decker Corp.                                   90,000           7,767
Boyd Gaming Corp.                                      12,700             574
Bright Horizons Family Solutions, Inc. (AE)(N)         10,500             410
Brinker International, Inc.                            77,900           3,171
Career Education Corp. (AE)                            64,100           2,083
CBS Corp. Class B                                     202,111           5,281
Cendant Corp.                                         251,500           4,210
Circuit City Stores, Inc.                             297,140           7,491
Clear Channel Communications, Inc. (AE)                77,100           2,257
Coach, Inc. (AE)                                      984,300          35,386

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Convergys Corp. (AE)                                   42,100             724
Costco Wholesale Corp.                                 74,200           3,702
Darden Restaurants, Inc.                              114,100           4,639
Dillard's, Inc. Class A                               255,500           6,617
Dress Barn, Inc. (AE)(N)                               29,200           1,347
EarthLink, Inc. (AE)(N)                                22,400             256
EchoStar Communications Corp. (AE)                      6,300             174
Gannett Co., Inc.                                      29,600           1,829
Gemstar-TV Guide International, Inc. (AE)(N)           84,700             279
Getty Images, Inc. (AE)                                 7,300             596
Google, Inc. Class A (AE)                              48,700          21,099
Guess?, Inc. (AE)(N)                                    1,200              51
Harman International Industries, Inc.                  14,300           1,573
Home Depot, Inc.                                      633,371          25,683
JC Penney Co., Inc.                                    37,300           2,081
Kimberly-Clark Corp.                                  198,200          11,321
Liberty Global, Inc. Class A (AE)                      18,600             398
Liberty Media Corp. Class A (AE)                      953,400           7,970
Lowe's Cos., Inc.                                     264,100          16,784
Marriott International, Inc. Class A                   94,100           6,271
McDonald's Corp.                                      173,700           6,081
McGraw-Hill Cos., Inc. (The)                          308,500          15,746
Men's Wearhouse, Inc.                                  32,300           1,104
News Corp. Class A                                    913,000          14,389
Nike, Inc. Class B                                    121,800           9,860
Nordstrom, Inc.                                       594,600          24,807
O'Reilly Automotive, Inc. (AE)(N)                      29,500             968
Omnicom Group, Inc.                                    30,200           2,470
PHH Corp. (AE)                                         20,200             582
Phillips-Van Heusen Corp. (N)                           9,500             343
Quiksilver, Inc. (AE)(N)                               73,400           1,029
Robert Half International, Inc.                        31,800           1,162
RR Donnelley & Sons Co.                                84,100           2,742
SCP Pool Corp. (N)                                     14,600             582
Sirius Satellite Radio, Inc. (AE)(N)                  371,600           2,107
Staples, Inc.                                         260,450           6,175
Starbucks Corp. (AE)                                  104,000           3,297
Target Corp.                                          189,100          10,353
Telewest Global, Inc. (AE)                             34,000             792
Time Warner, Inc.                                   2,469,400          43,289
TJX Cos., Inc.                                        107,000           2,732
Univision Communications, Inc. Class A (AE)(N)        130,800           4,165
Viacom, Inc. Class B (AE)                             202,111           8,384
Wal-Mart Stores, Inc.                                 242,000          11,159
Walt Disney Co.                                       195,800           4,956
Whirlpool Corp.                                        53,700           4,332

 20  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
World Fuel Services Corp. (N)                           8,900             307
Yum! Brands, Inc.                                     239,500          11,848
                                                                 ------------
                                                                      397,215
                                                                 ------------
Consumer Staples - 5.6%
Albertson's, Inc. (N)                                  54,200           1,363
Altria Group, Inc.                                    293,991          21,267
Clorox Co.                                             63,100           3,777
Coca-Cola Co. (The)                                   494,500          20,462
Coca-Cola Enterprises, Inc.                            23,600             466
Colgate-Palmolive Co.                                 206,300          11,324
CVS Corp.                                             156,200           4,336
General Mills, Inc.                                   187,900           9,134
Hershey Co. (The) (N)                                  60,200           3,082
Kellogg Co.                                            16,600             712
Kraft Foods, Inc. Class A (N)                          45,200           1,331
Kroger Co. (The) (AE)                                 424,649           7,814
Molson Coors Brewing Co. Class B                       15,400             962
Pepsi Bottling Group, Inc.                            120,900           3,506
PepsiCo, Inc.                                         833,000          47,631
Pilgrim's Pride Corp. (N)                             124,200           3,023
Procter & Gamble Co.                                  430,203          25,481
Rite Aid Corp. (AE)(N)                                235,100             844
Safeway, Inc.                                          59,900           1,404
Supervalu, Inc.                                        71,500           2,283
Tyson Foods, Inc. Class A                             356,100           5,103
Walgreen Co.                                           87,800           3,800
                                                                 ------------
                                                                      179,105
                                                                 ------------
Financial Services - 20.4%
Acxiom Corp.                                           31,200             739
Allstate Corp. (The)                                  187,200           9,744
American Express Co.                                  235,400          12,347
American International Group, Inc.                    255,800          16,745
AmeriCredit Corp. (AE)                                 99,300           2,856
Ameriprise Financial, Inc.                             74,000           3,011
AmerUs Group Co.                                       11,500             706
AON Corp.                                              52,000           1,779
Archstone-Smith Trust (o)                              20,300             951
Automatic Data Processing, Inc.                       243,700          10,708
Bank of America Corp.                               1,562,813          69,123
Bank of Hawaii Corp.                                   77,500           4,046
BB&T Corp. (N)                                        160,300           6,258
Bear Stearns Cos., Inc. (The)                          51,300           6,487
BISYS Group, Inc. (The) (AE)                           19,500             283
Blackrock, Inc. Class A (N)                             3,100             412
Capital One Financial Corp.                            37,500           3,124
CB Richard Ellis Group, Inc. Class A (AE)              13,600             858

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CBL & Associates Properties, Inc. (o)(N)               47,100           1,993
Charles Schwab Corp. (The) (AE)                        30,600             453
Checkfree Corp. (AE)                                   38,100           1,974
Chubb Corp.                                            83,200           7,850
Cigna Corp.                                            51,300           6,238
Cincinnati Financial Corp.                             67,487           3,073
CIT Group, Inc.                                       184,400           9,836
Citigroup, Inc.                                       617,400          28,759
CNA Financial Corp. (AE)(N)                            58,000           1,834
Comerica, Inc.                                        104,600           5,802
Countrywide Financial Corp.                            88,800           2,969
Crescent Real Estate Equities Co. (o)                  33,400             708
Developers Diversified Realty Corp. (o)                40,200           1,980
Doral Financial Corp. (N)                              57,900             629
DST Systems, Inc. (AE)                                  2,400             136
Dun & Bradstreet Corp. (AE)                            22,900           1,655
Eaton Vance Corp.                                      17,300             499
Equity Office Properties Trust (o)                     68,000           2,164
Equity Residential (o)                                 42,300           1,794
Fannie Mae                                             32,200           1,866
Fidelity National Financial, Inc.                     123,462           4,873
First American Corp.                                   99,400           4,654
Fiserv, Inc. (AE)                                     289,500          12,732
Franklin Resources, Inc.                              101,600          10,008
Genworth Financial, Inc. Class A                      160,100           5,245
Goldman Sachs Group, Inc.                              79,800          11,272
Greenhill & Co., Inc.                                   1,900             109
H&R Block, Inc.                                        85,700           2,096
Hanover Insurance Group, Inc. (The)                    11,200             543
Hartford Financial Services Group, Inc.                 8,500             699
Health Care Property Investors, Inc. (o)(N)            26,700             741
Hudson City Bancorp, Inc.                             326,500           4,055
IndyMac Bancorp, Inc. (N)                              56,900           2,325
Investment Technology Group, Inc. (AE)                    600              27
JPMorgan Chase & Co.                                  633,096          25,166
KeyCorp                                               235,800           8,345
Kimco Realty Corp. (o)                                 61,200           2,148
LandAmerica Financial Group, Inc. (N)                  15,900           1,049
Lehman Brothers Holdings, Inc.                        178,900          25,127
Lincoln National Corp.                                 79,300           4,324
Loews Corp.                                            78,200           7,718
Mack-Cali Realty Corp. (o)(N)                          21,900             979
MBIA, Inc.                                            121,700           7,492
Merrill Lynch & Co., Inc.                             583,900          43,833
Metlife, Inc. (N)                                     633,800          31,791

                                                    Quantitative Equity Fund  21

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MoneyGram International, Inc. (N)                       3,600              96
Moody's Corp.                                         126,000           7,978
Morgan Stanley                                        353,200          21,704
Nasdaq Stock Market, Inc. (The) (AE)                      500              21
National City Corp.                                   118,600           4,054
Nationwide Financial Services, Inc. Class A            24,800           1,055
Old Republic International Corp.                      119,500           2,563
Paychex, Inc.                                          18,600             676
People's Bank (N)                                       8,900             273
Plum Creek Timber Co., Inc. (o)                        27,600           1,020
PNC Financial Services Group, Inc.                     92,100           5,974
Principal Financial Group, Inc.                       262,800          12,394
ProLogis (o)                                          132,501           6,787
Protective Life Corp.                                  19,200             863
Prudential Financial, Inc.                            137,300          10,344
Public Storage, Inc. (o)                               15,700           1,139
Radian Group, Inc.                                     26,500           1,517
Rayonier, Inc. (o)(N)                                  17,500             748
Regions Financial Corp.                                28,313             939
Safeco Corp.                                           62,400           3,260
Simon Property Group, Inc. (o)                         48,000           3,976
SLM Corp.                                             200,400          11,214
Stancorp Financial Group, Inc.                         19,000             945
State Street Corp.                                     45,800           2,769
SunTrust Banks, Inc.                                   99,312           7,096
TD Ameritrade Holding Corp.                           136,200           2,757
UnionBanCal Corp. (N)                                 166,700          11,184
United Rentals, Inc. (AE)                              32,800             961
US Bancorp                                            525,618          15,721
Wachovia Corp.                                        330,000          18,094
Washington Mutual, Inc.                               532,400          22,531
Wells Fargo & Co.                                     324,600          20,242
WR Berkley Corp.                                       37,050           1,830
                                                                 ------------
                                                                      652,465
                                                                 ------------

Health Care - 12.8%
Abbott Laboratories                                   393,982          17,000
Aetna, Inc.                                           170,634          16,517
Allergan, Inc.                                         68,900           8,020
AmerisourceBergen Corp.                               392,300          17,120
Amgen, Inc. (AE)                                      656,200          47,830
Becton Dickinson & Co.                                237,200          15,371
Boston Scientific Corp. (AE)                           63,400           1,387
Bristol-Myers Squibb Co.                              181,900           4,146
Cardinal Health, Inc.                                 195,900          14,113
Caremark Rx, Inc. (AE)                                168,300           8,297
Community Health Systems, Inc. (AE)                    25,700             935

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Coventry Health Care, Inc. (AE)                        32,100           1,912
CR Bard, Inc.                                          36,600           2,321
Dade Behring Holdings, Inc.                            51,300           2,007
Edwards Lifesciences Corp. (AE)                        69,800           2,997
Eli Lilly & Co.                                        29,300           1,659
Emdeon Corp. (AE)                                      47,388             443
Endo Pharmaceuticals Holdings, Inc. (AE)              111,500           3,200
Express Scripts, Inc. (AE)                            101,900           9,302
Forest Laboratories, Inc. (AE)                         64,900           3,004
Genentech, Inc. (AE)                                  128,600          11,049
Genzyme Corp. (AE)                                     39,000           2,767
Gilead Sciences, Inc. (AE)                            206,900          12,594
Guidant Corp.                                          16,600           1,222
Health Net, Inc. (AE)                                  55,600           2,745
Humana, Inc. (AE)                                     103,300           5,761
ImClone Systems, Inc. (AE)(N)                          12,600             454
Johnson & Johnson                                   1,035,500          59,583
King Pharmaceuticals, Inc. (AE)                       129,400           2,426
Kos Pharmaceuticals, Inc. (AE)                         10,400             456
McKesson Corp.                                        163,320           8,656
Medarex, Inc. (AE)(N)                                  27,900             390
Medco Health Solutions, Inc. (AE)                      49,700           2,689
Medtronic, Inc.                                       146,500           8,273
Merck & Co., Inc.                                     617,500          21,304
Pfizer, Inc.                                        2,286,500          58,717
Respironics, Inc. (AE)                                  4,200             151
Schering-Plough Corp.                                 307,700           5,893
St. Jude Medical, Inc. (AE)                           150,100           7,374
Thoratec Corp. (AE)(N)                                  1,000              25
UnitedHealth Group, Inc.                                8,600             511
Varian Medical Systems, Inc. (AE)                      74,000           4,456
WellPoint, Inc. (AE)                                   85,800           6,589
Wyeth                                                 153,100           7,081
                                                                 ------------
                                                                      408,747
                                                                 ------------

Integrated Oils - 5.9%
Chevron Corp.                                         695,400          41,293
ConocoPhillips                                        637,048          41,217
Exxon Mobil Corp.                                   1,454,108          91,245
Marathon Oil Corp.                                    159,900          12,291
Occidental Petroleum Corp.                             18,400           1,798
                                                                 ------------
                                                                      187,844
                                                                 ------------

Materials and Processing - 4.0%
Archer-Daniels-Midland Co.                            285,500           8,993
Ashland, Inc.                                          71,500           4,713
Avery Dennison Corp.                                   56,700           3,387

 22  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Celanese Corp.                                          8,000             164
Dow Chemical Co. (The)                                146,000           6,176
EI Du Pont de Nemours & Co.                            30,400           1,190
Energizer Holdings, Inc. (AE)                          84,600           4,578
Florida Rock Industries, Inc. (N)                      32,600           1,762
Fluor Corp.                                               500              44
Freeport-McMoRan Copper & Gold, Inc. Class B          534,700          34,355
Granite Construction, Inc.                             17,400             704
Lafarge North America, Inc. (N)                         9,700             598
Lennox International, Inc.                              7,400             236
Martin Marietta Materials, Inc.                         8,900             755
Masco Corp.                                            29,300             869
Monsanto Co.                                          101,600           8,596
Newmont Mining Corp.                                   12,100             748
Nucor Corp. (N)                                       380,075          32,014
Owens-Illinois, Inc. (AE)                              10,600             233
Phelps Dodge Corp.                                     35,000           5,618
Precision Castparts Corp.                              35,300           1,763
Rohm & Haas Co.                                       135,600           6,902
Southern Copper Corp. (N)                              22,000           1,916
USG Corp. (AE)                                         11,500           1,095
                                                                 ------------
                                                                      127,409
                                                                 ------------

Miscellaneous - 2.1%
3M Co.                                                 76,500           5,565
Fortune Brands, Inc.                                   11,200             840
General Electric Co.                                1,796,600          58,839
ITT Industries, Inc.                                    6,300             646
SPX Corp.                                              37,800           1,803
                                                                 ------------
                                                                       67,693
                                                                 ------------

Other Energy - 4.4%
Anadarko Petroleum Corp.                              140,100          15,106
Apache Corp.                                           99,100           7,485
BJ Services Co.                                        13,100             530
Burlington Resources, Inc.                            194,100          17,714
Cal Dive International, Inc. (AE)(N)                   25,400           1,066
Devon Energy Corp.                                    250,100          17,059
Diamond Offshore Drilling, Inc. (N)                    29,700           2,521
ENSCO International, Inc.                              46,800           2,392
EOG Resources, Inc.                                    96,600           8,167
Equitable Resources, Inc.                              51,300           1,893
Foundation Coal Holdings, Inc. (N)                     30,900           1,374
Halliburton Co.                                        47,000           3,739
Holly Corp. (N)                                        12,600             927
Houston Exploration Co. (AE)(N)                        11,200             695
Newfield Exploration Co. (AE)                          52,100           2,730

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                             86,900           3,269
Pioneer Natural Resources Co.                          13,100             696
Pogo Producing Co.                                     14,300             858
Range Resources Corp.                                  50,300           1,502
RPC, Inc.                                              11,900             394
Smith International, Inc. (N)                          46,800           2,106
Southwestern Energy Co. (AE)                           46,800           2,019
Sunoco, Inc.                                          361,200          34,386
Ultra Petroleum Corp. (AE)                             44,600           3,068
Valero Energy Corp.                                   118,500           7,398
                                                                 ------------
                                                                      139,094
                                                                 ------------

Producer Durables - 6.1%
Agilent Technologies, Inc. (AE)                       156,887           5,320
Ametek, Inc.                                           39,000           1,605
Boeing Co.                                            307,100          20,978
Caterpillar, Inc.                                     127,200           8,637
Cummins, Inc. (N)                                      49,900           4,855
DR Horton, Inc.                                       802,451          29,948
Emerson Electric Co.                                   97,300           7,536
Herman Miller, Inc.                                    17,400             527
Illinois Tool Works, Inc.                              18,300           1,543
Joy Global, Inc.                                       44,700           2,416
KB Home (N)                                            26,300           2,004
KLA-Tencor Corp.                                       33,800           1,757
Lam Research Corp. (AE)                                28,300           1,314
Lennar Corp. Class A (N)                               52,500           3,284
Lockheed Martin Corp.                                 567,100          38,364
MDC Holdings, Inc. (N)                                 15,700             996
Meritage Homes Corp. (AE)                               6,800             411
Northrop Grumman Corp.                                601,096          37,346
Parker Hannifin Corp.                                  69,200           5,243
Pulte Homes, Inc.                                      99,800           3,982
Standard-Pacific Corp. (N)                             45,600           1,774
Technical Olympic USA, Inc. (AE)                        1,900              43
Teradyne, Inc. (AE)                                   121,600           2,118
Toll Brothers, Inc. (AE)                               30,300           1,030
United Technologies Corp.                             232,000          13,542
                                                                 ------------
                                                                      196,573
                                                                 ------------

Technology - 13.5%
Advanced Micro Devices, Inc. (AE)                      55,600           2,327
Amphenol Corp. Class A                                 37,200           1,891
Apple Computer, Inc. (AE)                             220,200          16,627
Arrow Electronics, Inc. (AE)                           66,100           2,271
Atmel Corp. (AE)(N)                                   240,804             951
Autodesk, Inc.                                        149,300           6,060
BEA Systems, Inc. (AE)                                133,300           1,382

                                                    Quantitative Equity Fund  23

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Broadcom Corp. Class A (AE)                            25,800           1,760
Brocade Communications Systems, Inc. (AE)(N)          257,700           1,185
Cadence Design Systems, Inc. (AE)                      89,200           1,575
Ceridian Corp. (AE)                                    14,700             363
Cisco Systems, Inc. (AE)                              720,000          13,370
Computer Sciences Corp. (AE)                          233,500          11,838
Comverse Technology, Inc. (AE)                         73,800           2,021
Conexant Systems, Inc. (AE)(N)                         68,200             229
Corning, Inc. (AE)                                    343,800           8,372
Electronic Data Systems Corp.                         116,100           2,925
EMC Corp. (AE)                                      1,343,900          18,008
Freescale Semiconductor, Inc. Class B (AE)            143,300           3,618
General Dynamics Corp.                                 63,400           7,377
Harris Corp.                                          158,800           7,373
Hewlett-Packard Co.                                 1,476,100          46,025
Informatica Corp. (AE)(N)                              15,600             230
Ingram Micro, Inc. Class A (AE)                       106,200           2,055
Intel Corp.                                         2,540,100          54,028
International Business Machines Corp.                 444,500          36,138
Intuit, Inc. (AE)                                     144,900           7,583
Jabil Circuit, Inc. (AE)                              217,200           8,775
LSI Logic Corp. (AE)                                   50,300             460
Maxim Integrated Products, Inc.                        34,300           1,408
McAfee, Inc. (AE)                                     101,600           2,356
Microchip Technology, Inc.                             17,300             649
Micron Technology, Inc. (AE)                          390,800           5,737
Microsoft Corp.                                     1,211,802          34,112
Motorola, Inc.                                        709,300          16,108
National Semiconductor Corp.                          284,500           8,026
NCR Corp. (AE)(N)                                      66,600           2,474
Novell, Inc. (AE)                                     390,300           3,802
Nvidia Corp. (AE)                                      54,600           2,455
Oracle Corp. (AE)                                     457,900           5,756
Parametric Technology Corp. (AE)                       92,000             576
PMC - Sierra, Inc. (AE)(N)                             47,900             453
Qualcomm, Inc.                                        194,700           9,338
Raytheon Co.                                          136,900           5,609
Red Hat, Inc. (AE)(N)                                  73,600           2,131
Rockwell Automation, Inc.                              36,700           2,425
Sanmina-SCI Corp. (AE)                                196,100             826
Seagate Technology, Inc. (AE)                          67,668              --
Solectron Corp. (AE)                                  202,200             772
Symantec Corp. (AE)                                    54,700           1,005
Symbol Technologies, Inc.                              82,000           1,013
Synopsys, Inc. (AE)                                    33,500             741
Tellabs, Inc. (AE)                                    166,700           2,132

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Texas Instruments, Inc.                             1,356,900          39,662
TIBCO Software, Inc. (AE)                              43,600             348
Unisys Corp. (AE)                                     125,000             836
VeriFone Holdings, Inc. (AE)(N)                        13,300             339
Western Digital Corp. (AE)                            497,509          10,876
Xilinx, Inc.                                           61,000           1,718
                                                                 ------------
                                                                      430,500
                                                                 ------------

Utilities - 5.4%
Allete, Inc. (N)                                        2,700             120
Ameren Corp. (N)                                       54,700           2,777
American Electric Power Co., Inc.                      81,400           3,038
Aquila, Inc. (AE)                                      32,600             119
AT&T, Inc.                                            501,842          13,023
BellSouth Corp.                                       187,000           5,380
CenturyTel, Inc.                                      259,500           8,641
Comcast Corp. Class A (AE)                            335,600           9,336
Consolidated Edison, Inc. (N)                          50,200           2,360
Constellation Energy Group, Inc.                       92,000           5,361
Duke Energy Corp.                                     291,500           8,264
Edison International                                  657,541          28,813
FPL Group, Inc.                                         3,000             125
KeySpan Corp.                                          70,900           2,547
Nextel Partners, Inc. Class A (AE)(N)                 241,600           6,762
PG&E Corp.                                            206,800           7,716
Pinnacle West Capital Corp. (N)                        24,600           1,048
Sempra Energy                                         103,100           4,954
Sprint Nextel Corp.                                   147,400           3,374
Telephone & Data Systems, Inc.                         32,700           1,172
TXU Corp.                                             599,000          30,333
Verizon Communications, Inc.                          782,176          24,764
WPS Resources Corp. (N)                                25,700           1,441
                                                                 ------------
                                                                      171,468
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,626,526)                                                   3,061,133
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.2%
Frank Russell Investment Company
   Money Market Fund                              127,562,000         127,562
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                  7,500           7,465
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $135,027)                                                       135,027
                                                                 ------------

 24  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 3.0%
Frank Russell Investment Company
   Money Market Fund (X)                           35,425,454          35,425
State Street Securities Lending
   Quality Trust (X)                               60,831,900          60,832
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $96,257)                                                         96,257
                                                                 ------------

TOTAL INVESTMENTS - 103.0%
(identified cost $2,857,810)                                        3,292,417

OTHER ASSETS AND LIABILITIES,
NET - (3.0%)                                                          (94,786)
                                                                 ------------

NET ASSETS - 100.0%                                                 3,197,631
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000(R) Index
   expiration date 03/06 (37)                              12,950                213

Russell 1000 Mini Index (CME) expiration date
   03/06 (60)                                               4,199                 60

S&P Midcap 400 E-Mini Index (CME)
   expiration date 03/06 (595)                             46,666              1,643

S&P 500 E-Mini Index (CME) expiration date 03/06
   (259)                                                   16,623                137

S&P 500 Index (CME)
   expiration date 03/06 (169)                             54,232                135
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      2,188
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Quantitative Equity Fund  25

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.3%
Australia - 3.3%
ABC Learning Centres, Ltd. (N)                         82,543             461
Amcor, Ltd. (N)                                     1,185,356           6,157
AMP Ltd.                                              237,500           1,480
Australia & New Zealand Banking Group, Ltd.           145,787           2,753
Australian Gas Light Co., Ltd.                         34,500             471
Australian Stock Exchange, Ltd.                        18,900             501
AXA Asia Pacific Holdings, Ltd.                        60,300             249
Babcock & Brown International Pty, Ltd.                   800              11
BHP Billiton, Ltd.                                    553,687          10,832
Billabong International, Ltd.                           6,400              72
BlueScope Steel, Ltd. (N)                             210,700           1,251
Boral, Ltd. (N)                                        29,100             198
Bradken, Ltd.                                          74,031             262
Brambles Industries, Ltd. (N)                          29,700             223
Burns Philp & Co., Ltd. (AE)                          245,011             205
Caltex Australia, Ltd.                                 30,300             445
Centro Properties Group                                28,900             135
CFS Gandel Retail Trust                                81,600             118
Challenger Financial Services Group, Ltd.              21,500              66
Coles Myer, Ltd.                                      579,686           4,593
Commonwealth Bank of Australia                         42,000           1,422
Computershare, Ltd.                                   230,500           1,204
ConnectEast Group                                     312,752             279
CSR, Ltd.                                             142,500             458
David Jones, Ltd. (N)                                 117,000             193
DB RREEF Trust (o)                                    129,442             135
DCA Group, Ltd. (N)                                    52,000             142
Downer EDI, Ltd.                                      108,413             608
Foster's Group, Ltd.                                1,793,149           7,165
GPT Group                                              73,300             225
Gunns, Ltd. (N)                                       149,200             324
Insurance Australia Group, Ltd.                        86,800             367
Investa Property Group                                 13,000              20
Lend Lease Corp., Ltd.                                 15,600             172
Lion Nathan, Ltd. (N)                                  27,700             157
Macquarie Airports (N)                                581,800           1,372
Macquarie Bank, Ltd. (N)                               99,920           5,181
Macquarie Goodman Group                                22,330              82
Macquarie Infrastructure Group                         85,700             229
Mirvac Group                                            9,500              29
National Australia Bank, Ltd.                         586,782          15,074
Oil Search, Ltd. (N)                                  218,500             636
OneSteel, Ltd.                                        114,100             325
Origin Energy, Ltd.                                    55,000             304
PaperlinX, Ltd. (N)                                    95,700             249
Patrick Corp., Ltd.                                    10,500              54
Perpetual, Ltd.                                           300              17
Publishing & Broadcasting, Ltd. (N)                    34,940             439

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
QBE Insurance Group, Ltd. (N)                         432,787           6,350
Ramsay Health Care, Ltd.                               53,100             389
Rinker Group, Ltd.                                    116,320           1,480
Rio Tinto, Ltd. (N)                                    15,400             885
Santos, Ltd.                                           40,100             398
Sons of Gwalia, Ltd. (AE)(N)(B)                        34,800              --
Stockland (N)                                          45,700             225
Suncorp-Metway, Ltd.                                   44,300             742
Telstra Corp., Ltd. (N)                             1,926,266           5,813
Toll Holdings, Ltd. (N)                               145,775           1,252
Transurban Group (N)                                  154,300             838
United Group, Ltd.                                     46,100             433
Wesfarmers, Ltd. (N)                                   90,349           2,607
Westfield Group (N)                                   108,776           1,461
Westpac Banking Corp.                                  52,000             918
Woodside Petroleum, Ltd.                               12,200             418
Woolworths, Ltd.                                      153,062           2,002
                                                                 ------------
                                                                       93,556
                                                                 ------------

Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG        114,078           6,363
Erste Bank der Oesterreichischen Sparkassen AG
   (AE)                                                34,416           1,894
OMV AG                                                 35,900           2,537
Voestalpine AG                                         22,300           2,628
                                                                 ------------
                                                                       13,422
                                                                 ------------

Belgium - 0.9%
Delhaize Group (N)                                     53,100           3,646
Dexia                                                  19,700             484
Fortis                                                329,975          11,528
Groupe Bruxelles Lambert SA                             5,400             603
InBev NV                                                1,400              66
KBC Groep NV (N)                                       91,207           9,160
Solvay SA Class A (N)                                   2,000             226
Umicore                                                 3,000             395
                                                                 ------------
                                                                       26,108
                                                                 ------------

Brazil - 0.4%
Cia de Bebidas das Americas - ADR                      26,600           1,090
Cia Vale do Rio Doce                                  100,800           5,168
Petroleo Brasileiro SA - ADR                           27,490           2,598
Telecomunicacoes Brasileiras SA - ADR                  31,800           1,135
                                                                 ------------
                                                                        9,991
                                                                 ------------

 26  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Canada - 1.6%
ATI Technologies, Inc. (AE)(N)                         87,300           1,558
Bank of Montreal (N)                                        3              --
Bank of Nova Scotia                                        12               1
Cameco Corp.                                           27,100           2,143
Canadian National Railway Co.                          55,000           4,971
Canadian Natural Resources, Ltd.                       92,400           5,727
Celestica, Inc. (AE)                                  147,500           1,458
EnCana Corp. (N)                                       25,400           1,266
Husky Energy, Inc. (N)                                 21,100           1,325
Inco, Ltd.                                             77,700           3,984
Nexen, Inc.                                            26,000           1,488
Petro-Canada                                           35,800           1,713
Research In Motion, Ltd. (AE)                          42,300           2,855
Rogers Communications, Inc. Class B (N)                24,700           1,086
SNC-Lavalin Group, Inc.                                40,800           2,821
Suncor Energy, Inc.                                    63,800           5,100
Talisman Energy, Inc. (N)                              27,700           1,685
Teck Cominco, Ltd. Class B (N)                         51,200           3,303
Toronto-Dominion Bank (N)                              52,600           2,801
                                                                 ------------
                                                                       45,285
                                                                 ------------

China - 0.0%
China Construction Bank Class H (AE)                  671,000             265
China Telecom Corp., Ltd. Class H                   1,332,000             506
Foxconn International Holdings, Ltd. (AE)             228,000             405
                                                                 ------------
                                                                        1,176
                                                                 ------------

Denmark - 0.2%
AP Moller - Maersk A/S Class B                            232           2,311
D/S Torm A/S (N)                                          100               5
Danske Bank A/S                                        90,131           3,166
East Asiatic Co., Ltd. A/S (N)                          3,600             364
Novo-Nordisk A/S
   Series B                                             4,350             244
Novozymes A/S                                             100               5
TDC A/S                                                 7,700             489
Vestas Wind Systems A/S (AE)                           18,200             360
                                                                 ------------
                                                                        6,944
                                                                 ------------

Finland - 0.8%
Fortum OYJ                                            192,257           4,296
Kesko OYJ Class B                                      10,700             317
M-real OYJ Class B (N)                                373,900           1,895
Neste Oil OYJ (AE)                                     41,688           1,348
Nokia OYJ                                             153,400           2,805
Nokia OYJ - ADR                                        50,090             921
Nokian Renkaat OYJ (N)                                  9,450             146
Rautaruukki OYJ                                        11,150             337
Sampo OYJ                                             211,800           4,128
Stora Enso OYJ Class R                                  5,100              71

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UPM-Kymmene OYJ                                       358,249           7,318
Wartsila OYJ Class B (N)                                4,000             131
YIT-Yhtyma Oyj                                          3,300             157
                                                                 ------------
                                                                       23,870
                                                                 ------------

France - 10.5%
Air France                                             41,800             951
Air Liquide SA (N)                                     46,695           9,601
Alstom RGPT (AE)                                      119,196           9,060
Altran Technologies SA (N)                            182,254           2,472
Assurances Generales de France (N)                     43,600           4,514
Axa SA (N)                                            561,433          19,034
BNP Paribas (N)                                       184,593          16,464
Business Objects SA (AE)                               38,873           1,601
Business Objects SA - ADR (AE)                         20,200             838
Cap Gemini SA (AE)                                     33,800           1,544
Carrefour SA (N)                                      117,960           5,570
Christian Dior SA                                      24,900           2,316
Cie de Saint-Gobain (N)                               129,817           8,510
Cie Generale d'Optique Essilor International SA
   (N)                                                 36,571           3,193
CNP Assurances (N)                                     18,100           1,573
Credit Agricole SA (N)                                376,446          13,289
Dassault Systemes SA (N)                              105,275           6,307
Eutelsat Communications (AE)                           40,110             629
France Telecom SA (N)                                 233,140           5,303
Groupe Danone (N)                                      31,759           3,462
Lafarge SA (N)                                         38,041           4,003
LVMH Moet Hennessy Louis Vuitton SA (N)               136,144          12,284
Natexis Banques Populaires                                900             169
Pernod-Ricard SA (N)                                   18,300           3,402
Peugeot SA (N)                                         13,900             825
PPR SA (N)                                             25,002           2,917
Publicis Groupe (N)                                   130,711           4,929
Renault SA (N)                                         72,000           6,798
Sanofi-Aventis (N)                                    206,961          18,975
Sanofi-Aventis                                          3,305             303
Schneider Electric SA (N)                             110,209          11,517
Societe BIC SA (N)                                      7,900             508
Societe Generale (N)                                  157,089          20,749
Societe Television Francaise 1 (N)                     46,304           1,467
Sodexho Alliance SA (N)                                42,800           1,940
Suez SA (N)                                           180,148           6,664
Suez SA (AE)(N)                                        40,348              --
Technip SA (N)                                         64,700           4,395
Thomson (N)                                           139,090           2,853
Total SA (N)                                          166,752          46,037

                                               International Securities Fund  27

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Total SA - ADR                                         27,636           3,823
Unibail                                                23,451           3,459
Valeo SA (N)                                           85,943           3,460
Vallourec SA                                            8,191           5,743
Veolia Environnement (N)                              325,799          16,493
Vinci SA (N)                                           15,600           1,451
                                                                 ------------
                                                                      301,395
                                                                 ------------

Germany - 6.3%
Aareal Bank AG                                         20,211             858
Adidas-Salomon AG (N)                                  24,744           5,175
Allianz AG (AE)                                        76,052          12,259
AMB Generali Holding AG                                 6,000             662
Bayer AG (N)                                          244,016          10,191
Bilfinger Berger AG (N)                                23,900           1,254
Celesio AG                                             14,200           1,330
Commerzbank AG                                        210,260           7,151
Continental AG                                         90,600           8,818
DaimlerChrysler AG                                     13,600             781
Deutsche Bank AG                                       36,081           3,875
Deutsche Boerse AG (N)                                 68,266           8,635
Deutsche Lufthansa AG (N)                             200,334           3,177
Deutsche Post AG                                      202,331           5,702
Deutsche Telekom AG (N)                               348,820           5,523
E.ON AG                                               207,474          23,177
Fresenius Medical Care AG (N)                          10,500           1,119
Hannover Rueckversicherung AG (N)                      94,430           3,566
Hochtief AG                                            20,400           1,071
Hypo Real Estate Holding AG                            28,539           1,862
Infineon Technologies AG (AE)(N)                      303,990           2,863
Lanxess AG (AE)                                         8,630             273
MAN AG                                                 91,600           5,264
Medion AG (N)                                          29,900             374
Merck KGaA                                            126,318          13,171
Metro AG                                               35,660           1,811
MLP AG (AE)(N)                                          2,400              59
Muenchener Rueckversicherungs-Gsellschaft AG           61,883           8,402
RWE AG                                                197,882          16,308
Salzgitter AG (N)                                      28,100           1,929
SAP AG                                                 29,000           5,938
Schering AG                                            67,553           4,621
Siemens AG (N)                                         60,768           5,543
Suedzucker AG (N)                                       7,700             187
ThyssenKrupp AG (N)                                    24,300             622
TUI AG (N)                                            137,400           2,917
Volkswagen AG (N)                                      89,707           5,320
                                                                 ------------
                                                                      181,788
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greece - 0.4%
EFG Eurobank Ergasias SA                               85,200           3,168
National Bank of Greece SA                             34,900           1,595
OPAP SA                                               136,594           5,136
Public Power Corp.                                     82,330           1,777
                                                                 ------------
                                                                       11,676
                                                                 ------------

Hong Kong - 1.7%
Bank of East Asia, Ltd. (AE)                        1,130,038           3,518
BOC Hong Kong Holdings, Ltd. (N)                      177,000             355
Cheung Kong Holdings, Ltd.                            107,800           1,157
China Mobile Hong Kong, Ltd.                           80,000             391
China Netcom Group Corp. Hong Kong, Ltd.              180,000             304
Citic Pacific, Ltd.                                   411,600           1,224
CLP Holdings, Ltd.                                    116,500             664
CNOOC, Ltd. (N)                                     8,148,000           7,000
Esprit Holdings, Ltd.                                 505,500           4,395
Hang Lung Properties, Ltd.                             87,000             169
Henderson Land Development Co., Ltd. (N)               12,000              61
HongKong Electric Holdings (N)                      1,091,000           5,246
Hopewell Holdings (N)                                 122,000             307
Hutchison Telecommunications International, Ltd.
   (AE)(N)                                          3,496,000           5,928
Hutchison Whampoa, Ltd. (N)                           184,000           1,880
Jardine Matheson Holdings, Ltd.                       161,300           2,744
Kerry Properties, Ltd. (N)                             31,000             101
Kingboard Chemical Holdings, Ltd.                      42,000             136
Li & Fung, Ltd.                                       284,000             527
Link REIT (The) (o)                                   754,000           1,458
Melco International Development, Inc.                 317,000             505
New World Development, Ltd.                            67,000              98
Noble Group, Ltd. (N)                                 142,000             114
Orient Overseas International, Ltd. (N)                69,000             230
Shangri-La Asia, Ltd. (N)                             220,000             357
Shun Tak Holdings, Ltd.                             1,721,100           1,886
Sino Land Co. (N)                                   1,090,000           1,524
Sun Hung Kai Properties, Ltd.                          36,000             373
Swire Pacific, Ltd.                                   136,800           1,274
Techtronic Industries Co. (N)                          93,000             180
Television Broadcasts, Ltd.                            95,000             515
Wharf Holdings, Ltd.                                1,256,862           4,844
                                                                 ------------
                                                                       49,465
                                                                 ------------

Hungary - 0.2%
OTP Bank Rt. - GDR                                     48,545           3,350
OTP Bank Rt.                                           78,400           2,704
                                                                 ------------
                                                                        6,054
                                                                 ------------

 28  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Indonesia - 0.1%
Bank Central Asia Tbk PT                            4,873,000           1,885
Telekomunikasi Indonesia Tbk PT                     2,163,500           1,455
Telekomunikasi Indonesia Tbk PT - ADR                   6,742             186
                                                                 ------------
                                                                        3,526
                                                                 ------------

Ireland - 0.4%
Anglo Irish Bank Corp. PLC                             74,600           1,177
Bank of Ireland PLC                                   285,558           4,921
CRH PLC                                               102,840           3,193
Depfa Bank PLC                                         73,660           1,261
Ryanair Holdings PLC - ADR                             41,306           2,261
                                                                 ------------
                                                                       12,813
                                                                 ------------

Israel - 0.3%
Check Point Software Technologies (AE)                144,140           3,119
Teva Pharmaceutical Industries, Ltd. - ADR            105,100           4,481
                                                                 ------------
                                                                        7,600
                                                                 ------------

Italy - 3.6%
Assicurazioni Generali SpA                            121,000           4,183
Autostrade SpA (N)                                     71,152           1,800
Banca Intesa SpA (N)                                2,417,490          13,757
Banco Popolare di Verona e Novara SCRL (N)            161,776           3,715
Benetton Group SpA (N)                                 91,711           1,110
Buzzi Unicem SpA (N)                                   75,800           1,414
CIR-Compagnie Industriali Riunite SpA                  41,000             116
Enel SpA                                              412,800           3,494
Eni SpA (N)                                           785,643          23,752
ERG SpA                                                33,100             854
Fastweb (AE)(N)                                        43,309           2,098
Finmeccanica SpA (N)                                   50,700           1,105
Fondiaria-Sai SpA (N)                                  54,100           2,004
Hera SpA (N)                                           59,500             163
Italcementi SpA (N)                                    64,000           1,220
Lottomatica SpA (AE)(N)                                32,500           1,299
Mediaset SpA                                          145,700           1,705
Milano Assicurazioni SpA                              139,900           1,040
Parmalat Finanziaria SpA (AE)(N)(B)                    42,200              --
Recordati SpA                                          91,300             655
Saipem SpA (N)                                        181,200           3,615
Seat Pagine Gialle SpA (AE)                         2,851,500           1,488
Snam Rete Gas SpA (N)                                 170,800             740
Telecom Italia SpA (N)                                488,400           1,372
Telecom Italia SpA                                    594,092           1,401

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UniCredito Italiano SpA (N)                         3,815,860          27,241
Unipol SpA (N)                                        539,810           1,680
                                                                 ------------
                                                                      103,021
                                                                 ------------

Japan - 22.9%
77 Bank, Ltd. (The)                                   313,400           2,362
Access Co., Ltd. (AE)                                      20             474
Advantest Corp.                                         9,200           1,129
Aeon Co., Ltd.                                        188,500           4,965
Aida Engineering, Ltd.                                 67,000             564
Aiful Corp.                                            32,207           2,174
Aioi Insurance Co., Ltd.                               72,000             498
Aisin Seiki Co., Ltd.                                  47,100           1,743
Ajinomoto Co., Inc.                                    85,000             883
Amada Co., Ltd.                                        25,000             227
Arrk Corp.                                             14,100           1,151
Aruze Corp.                                            18,000             366
Asahi Glass Co., Ltd. (N)                             681,000           9,846
Asahi Kasei Corp.                                      85,000             579
Astellas Pharma, Inc. (N)                              89,500           3,700
Bandai Visual Co., Ltd.                                   167             854
Bank of Fukuoka, Ltd. (The)                            59,000             507
Bank of Kyoto, Ltd. (The) (N)                          32,000             382
Bank of Yokohama, Ltd. (The)                           25,000             202
Bridgestone Corp. (N)                                 247,000           5,022
BSL Corp. (N)                                         123,000             243
Canon Sales Co., Inc.                                  10,000             225
Canon, Inc.                                           475,100          28,675
Chiyoda Corp. (N)                                      95,000           2,446
Chubu Electric Power Co., Inc. (N)                     32,800             801
Chugai Pharmaceutical Co., Ltd. (N)                   178,900           3,630
Circle K Sunkus Co., Ltd.                              28,600             681
Citizen Watch Co., Ltd. (N)                            45,100             401
CMK Corp.                                               5,400             115
COMSYS Holdings Corp.                                   9,000             135
Cosmo Oil Co., Ltd. (N)                                91,000             476
Credit Saison Co., Ltd.                                26,500           1,188
Cyber Communications, Inc. (AE)(N)                        114             530
Dai Nippon Printing Co., Ltd.                          46,000             829
Daiei, Inc. (The) (AE)(N)                              18,600             577
Daihatsu Motor Co., Ltd.                               16,000             181
Daiichi Sankyo Co., Ltd. (AE)                          22,600             468
Daikin Industries, Ltd.                                30,700           1,008
Daimaru, Inc.                                          19,000             295
Daiwa House Industry Co., Ltd.                         53,000             890
Daiwa Securities Group, Inc. (N)                      406,000           4,766
Denki Kagaku Kogyo Kabushiki Kaisha                    87,000             397
Denso Corp.                                            26,600             936
Dentsu, Inc. (N)                                        1,855           6,294
East Japan Railway Co.                                    620           4,308

                                               International Securities Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eighteenth Bank, Ltd. (The)                            41,000             260
Eisai Co., Ltd. (N)                                   133,500           5,702
Exedy Corp.                                            26,800             797
Fanuc, Ltd.                                            56,900           5,011
FCC Co., Ltd. (N)                                       6,200             309
Frontier Real Estate Investment Corp. (o)                  60             447
Fuji Heavy Industries, Ltd. (N)                       222,800           1,164
Fuji Photo Film Co., Ltd.                             163,400           5,600
Fujikura, Ltd.                                         42,000             415
Fujitsu, Ltd. (N)                                     311,000           2,741
Funai Electric Co., Ltd. (N)                           23,400           2,470
Glory, Ltd.                                            15,500             332
Hino Motors, Ltd. (N)                                  52,100             350
Hiroshima Bank, Ltd. (The)                             81,000             525
Hitachi Chemical Co., Ltd.                             21,000             650
Hitachi High-Technologies Corp. (N)                     9,600             270
Hitachi Koki Co., Ltd. (N)                             67,000           1,194
Hitachi, Ltd. (N)                                     896,000           6,317
Hokkaido Electric Power Co., Inc.                      12,700             284
Hokuhoku Financial Group, Inc. (N)                    217,000           1,027
Honda Motor Co., Ltd.                                  59,400           3,372
Hoya Corp.                                             63,900           2,560
Ibiden Co., Ltd. (N)                                  139,200           7,808
Index Corp. (N)                                           635           1,310
Isuzu Motors, Ltd. (N)                                 81,000             293
Itochu Corp.                                          663,000           5,629
Itochu-Shokuhin Co., Ltd.                              12,000             551
Japan Asia Investment Co., Ltd.                        80,000             672
Japan Logistics Fund, Inc. (o)(N)                          86             594
Japan Tobacco, Inc.                                       596           9,247
JFE Holdings, Inc. (N)                                208,900           7,497
JGC Corp. (N)                                          41,000             870
JS Group Corp.                                        123,300           2,591
JSR Corp. (N)                                         215,200           6,402
Kadokawa Holdings, Inc. (N)                            22,300             700
Kaken Pharmaceutical Co., Ltd. (N)                     21,000             170
Kamigumi Co., Ltd.                                     66,000             582
Kaneka Corp.                                          234,000           3,080
Kansai Electric Power Co., Inc. (The)                  34,700             779
Kansai Paint Co., Ltd. (N)                            101,000             934
Kanto Tsukuba Bank, Ltd. (The) (AE)                    15,000             331
Kao Corp.                                             253,700           7,310
Kawasaki Kisen Kaisha, Ltd. (N)                        36,000             231
KDDI Corp.                                              1,901          10,047
Keihin Corp.                                           10,600             273
Keyence Corp. (N)                                      10,700           2,942
Kirin Beverage Corp. (N)                               10,600             241
KK DaVinci Advisors (AE)                                  172           1,229
Kobe Steel, Ltd.                                      785,000           2,690
Koei Co., Ltd. (N)                                     26,130             666
Koito Manufacturing Co., Ltd.                          30,000             428
Komatsu, Ltd.                                         827,800          15,278
Kose Corp. (N)                                         14,100             611

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Koyo Seiko Co., Ltd. (N)                              143,500           2,734
Kubota Corp.                                          113,000           1,077
Kuraray Co., Ltd. (N)                                 181,200           2,136
Kurita Water Industries, Ltd. (N)                      27,700             648
Kyocera Corp.                                          20,800           1,853
Kyowa Hakko Kogyo Co., Ltd.                            79,000             630
Kyushu Electric Power Co., Inc.                        21,400             487
Kyushu-Shinwa Holdings, Inc. (N)                      165,000             454
Leopalace21 Corp.                                      22,500             819
Livedoor Co., Ltd. (AE)(N)                             76,319              70
Mabuchi Motor Co., Ltd. (N)                            43,400           2,327
Makino Milling Machine Co., Ltd. (N)                   19,000             237
Makita Corp. (N)                                       29,000             843
Marubeni Corp. (N)                                    652,000           3,479
Marui Co., Ltd.                                        34,400             632
Matsui Securities Co., Ltd. (N)                        90,900           1,387
Matsumotokiyoshi Co., Ltd. (N)                         30,800             943
Matsushita Electric Industrial Co., Ltd.              355,000           7,717
Matsushita Electric Works, Ltd.                        38,000             426
Mazda Motor Corp.                                      91,000             421
Meiji Dairies Corp. (N)                                49,000             249
Millea Holdings, Inc.                                     247           4,738
Minebea Co., Ltd. (N)                                 235,700           1,413
Mitsubishi Chemical Holdings Corp. (AE)                62,500             400
Mitsubishi Corp.                                      110,000           2,569
Mitsubishi Electric Corp. (N)                         146,000           1,189
Mitsubishi Estate Co., Ltd. (N)                        52,000           1,208
Mitsubishi Gas Chemical Co., Inc.                      31,000             355
Mitsubishi Logistics Corp. (N)                         30,000             513
Mitsubishi Rayon Co., Ltd. (N)                        142,000             961
Mitsubishi UFJ Financial Group, Inc.                    1,431          20,616
Mitsui & Co., Ltd. (N)                                310,000           4,458
Mitsui Chemicals, Inc. (N)                            440,000           3,327
Mitsui Fudosan Co., Ltd. (N)                          448,000           9,433
Mitsui OSK Lines, Ltd. (N)                            252,000           2,284
Mitsui Sumitomo Insurance Co., Ltd.                   270,000           3,314
Mitsui Trust Holdings, Inc.                            69,100           1,021
Mizuho Financial Group, Inc.                            1,140           9,330
Mori Seiki Co., Ltd. (N)                               31,400             534
Murata Manufacturing Co., Ltd.                         25,400           1,840
Nabtesco Corp.                                         23,000             295
Nafco Co., Ltd.                                         5,500             257
NEC Corp.                                              98,000             635
Netprice, Ltd. (AE)(N)                                     93             409
Nidec Corp. (N)                                        11,400           1,045
Nikko Cordial Corp.                                   174,000           2,765

 30  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nikon Corp. (N)                                        79,000           1,354
Nintendo Co., Ltd.                                     44,900           6,159
Nippon Electric Glass Co., Ltd. (N)                   478,200          12,597
Nippon Express Co., Ltd. (N)                          750,400           4,574
Nippon Mining Holdings, Inc.                          314,000           2,578
Nippon Oil Corp.                                      239,000           1,897
Nippon Paper Group, Inc.                                  335           1,314
Nippon Shokubai Co., Ltd.                              29,000             345
Nippon Steel Corp. (N)                                282,000           1,043
Nippon Telegraph & Telephone Corp.                        594           2,755
Nippon Yusen KK                                       145,000           1,072
Nishi-Nippon City Bank, Ltd. (The) (N)                181,000           1,072
Nissan Motor Co., Ltd. (N)                            777,600           8,750
Nissha Printing Co., Ltd.                              17,000             548
Nisshin Steel Co., Ltd. (N)                           103,000             350
Nitto Denko Corp.                                      65,300           5,528
NOK Corp. (N)                                          22,900             703
Nomura Holdings, Inc.                                 139,100           2,715
NTN Corp. (N)                                          40,000             318
NTT DoCoMo, Inc.                                          195             316
NTT Urban Development Corp. (N)                           129           1,007
Obic Co., Ltd.                                          4,000             934
OJI Paper Co., Ltd.                                   118,000             689
Oki Electric Industry Co., Ltd. (N)                   422,000           1,486
OMC Card, Inc. (N)                                     21,000             429
Omron Corp.                                            69,300           1,633
ORIX Corp. (N)                                         96,460          24,957
Parco Co., Ltd.                                        46,000             585
Promise Co., Ltd.                                       4,650             270
Rakuten, Inc. (N)                                       4,938           4,210
Rengo Co., Ltd. (N)                                   129,000             763
Resona Holdings, Inc. (AE)(N)                             195             766
Ricoh Co., Ltd.                                       473,200           8,128
Rinnai Corp. (N)                                       90,500           2,311
Rohm Co., Ltd. (N)                                     44,600           4,821
Sanyo Shinpan Finance Co., Ltd.                        21,800           1,360
SBI Holdings, Inc. (N)                                  1,838           1,159
Sega Sammy Holdings, Inc.                             100,100           3,592
Sekisui Chemical Co., Ltd. (N)                        393,500           3,056
Sekisui House, Ltd. (N)                               220,700           3,439
Seven & I Holdings Co., Ltd. (AE)(N)                  128,700           5,442
Sharp Corp.                                           320,200           5,855
Shimadzu Corp. (N)                                     20,000             139
Shin-Etsu Chemical Co., Ltd.                          131,600           7,483
Shinsei Bank, Ltd.                                  1,546,000          10,306
Shionogi & Co., Ltd.                                   67,800           1,024
Shizuoka Bank, Ltd. (The) (N)                          35,000             357
Skylark Co., Ltd. (N)                                 132,800           2,114
SMC Corp.                                               4,000             613
Softbank Corp. (N)                                     52,900           1,781
Sohgo Security Services Co., Ltd.                      51,190             758
Sompo Japan Insurance, Inc.                           159,000           2,261
Sony Corp. (N)                                         68,300           3,319

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stanley Electric Co., Ltd. (N)                         48,600           1,015
Sugi Pharmacy Co., Ltd. (N)                               900              53
Sumco Corp. (N)                                         9,800             530
Sumisho Lease Co., Ltd.                                19,800           1,013
Sumitomo Bakelite Co., Ltd. (N)                        36,700             332
Sumitomo Chemical Co., Ltd.                            88,000             678
Sumitomo Corp.                                         29,000             397
Sumitomo Electric Industries, Ltd. (N)                 84,000           1,393
Sumitomo Forestry Co., Ltd.                            69,000             747
Sumitomo Heavy Industries, Ltd. (N)                   550,000           4,904
Sumitomo Metal Industries, Ltd.                       884,000           3,587
Sumitomo Mitsui Financial Group, Inc. (N)               2,210          25,810
Sumitomo Realty & Development Co., Ltd.                84,000           1,905
Sumitomo Trust & Banking Co., Ltd. (The)               64,000             704
Sumitomo Warehouse Co., Ltd. (The) (N)                 50,000             413
T&D Holdings, Inc.                                     25,700           1,834
Taiheiyo Cement Corp. (N)                             146,000             591
Take And Give Needs Co., Ltd. (AE)(N)                     809           1,428
Takeda Pharmaceutical Co., Ltd.                       210,700          11,927
Takefuji Corp.                                         64,850           3,903
Tanabe Seiyaku Co., Ltd.                               42,000             450
TDK Corp.                                              23,100           1,672
Teijin, Ltd.                                          126,000             859
Telewave, Inc.                                             82             696
Terumo Corp.                                           26,400             754
Toagosei Co., Ltd.                                     69,000             378
Toda Corp.                                             49,000             276
Tohoku Electric Power Co., Inc.                        26,800             577
Tokai Carbon Co., Ltd.                                 89,000             520
Tokuyama Corp. (N)                                    138,000           2,618
Tokyo Electric Power Co., Inc. (The)                  125,400           3,154
Tokyo Electron, Ltd.                                   93,400           7,158
Tokyo Gas Co., Ltd. (N)                               946,000           4,395
Toppan Printing Co., Ltd. (N)                          31,000             419
Toray Industries, Inc.                                 42,000             351
Toshiba Corp. (N)                                     306,000           1,959
Toshiba Machine Co., Ltd.                              20,000             201
Tosoh Corp. (N)                                        88,000             448
Toyoda Gosei Co., Ltd. (N)                             82,700           1,636
Toyota Motor Corp.                                    804,500          41,698
Toyota Tsusho Corp. (N)                                16,000             383
Trend Micro, Inc. (N)                                  21,500             717
UNY Co., Ltd.                                          33,000             517

                                               International Securities Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valor Co., Ltd.                                         9,600             388
West Japan Railway Co.                                    632           2,602
Xebio Co., Ltd. (N)                                    10,000             556
Yahoo! Japan Corp.                                        926           1,255
Yamada Denki Co., Ltd.                                 76,000           9,796
Yamaha Motor Co., Ltd.                                 27,500             706
Yamato Holdings Co., Ltd.                             326,700           5,640
Yokogawa Electric Corp. (N)                            34,600             656
                                                                 ------------
                                                                      656,018
                                                                 ------------

Luxembourg - 0.6%
Arcelor (N)                                           128,140           4,500
Arcelor                                                60,000           2,114
SES Global SA                                         380,616           7,030
Tenaris SA - ADR                                       24,700           4,013
                                                                 ------------
                                                                       17,657
                                                                 ------------
Mexico - 1.0%
America Movil SA de CV
   Series L                                           253,300           8,544
Cemex SA de CV                                        195,000           1,288
Coca-Cola Femsa SA de CV - ADR (N)                     72,000           2,150
Fomento Economico Mexicano SA de CV - ADR (N)          22,800           1,786
Grupo Televisa SA - ADR                               147,510          12,324
Telefonos de Mexico SA de CV
   Series L                                            75,730           1,798
                                                                 ------------
                                                                       27,890
                                                                 ------------

Netherlands - 3.9%
ABN AMRO Holding NV                                   259,290           7,199
Aegon NV                                              269,546           4,356
ASML Holding NV (AE)                                  392,556           8,849
Buhrmann NV (N)                                       133,300           2,083
CSM Class A                                             6,200             179
Euronext NV                                            33,100           2,037
European Aeronautic Defense and Space Co. (N)         132,160           5,179
Hagemeyer NV (AE)(N)                                  148,000             527
Heineken Holding NV                                     2,035              68
Heineken NV (N)                                       135,330           4,761
Hunter Douglas NV                                       1,300              77
ING Groep NV                                          671,661          23,971
Koninklijke DSM NV                                      1,000              45
Koninklijke Philips Electronics NV                    461,988          15,592
OCE NV (N)                                             17,600             311
Randstad Holdings NV                                   13,300             674
Reed Elsevier NV                                      609,544           8,570
Rodamco Europe NV                                      16,700           1,443
Royal Dutch Shell PLC Class A (N)                     147,700           5,027
Royal KPN NV                                          168,700           1,630
Royal Numico NV (AE)                                  210,254           9,555

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SBM Offshore NV                                        21,400           2,170
Unilever NV                                            16,700           1,172
VNU NV (N)                                            131,080           4,391
Wolters Kluwer NV                                     125,250           2,773
                                                                 ------------
                                                                      112,639
                                                                 ------------

New Zealand - 0.2%
Telecom Corp. of New Zealand, Ltd. (N)              1,263,834           4,911
                                                                 ------------

Norway - 0.5%
Aker Kvaerner ASA (AE)(N)                              48,000           3,298
DNB NOR ASA                                           236,263           2,646
Statoil ASA                                           253,100           6,962
Stolt Offshore SA (AE)(N)                             105,900           1,337
Yara International ASA (N)                             57,000             844
                                                                 ------------
                                                                       15,087
                                                                 ------------

Poland - 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA           145,908           1,465
                                                                 ------------

Portugal - 0.1%
Energias de Portugal SA (N)                           686,760           2,262
                                                                 ------------

Singapore - 1.0%
CapitaCommercial Trust (o)(N)                         207,000             204
CapitaLand, Ltd. (N)                                  247,000             604
City Developments, Ltd.                                 8,000              42
DBS Group Holdings, Ltd.                              438,340           4,454
Flextronics International, Ltd. (AE)                  130,600           1,366
Fraser and Neave, Ltd. (N)                             22,000             255
Jardine Cycle & Carriage, Ltd.                         44,000             310
Keppel Corp., Ltd. (N)                                506,000           4,108
MCL Land, Ltd.                                         31,855              34
NatSteel, Ltd.                                         53,000              51
Neptune Orient Lines, Ltd.                            161,000             249
Oversea-Chinese Banking Corp.                         868,800           3,646
Parkway Holdings, Ltd.                                286,000             415
SembCorp Industries, Ltd.                             195,120             357
Singapore Airlines, Ltd.                               24,000             210
Singapore Petroleum Co., Ltd. (N)                      73,000             250
Singapore Post, Ltd.                                  402,000             291
Singapore Technologies Engineering, Ltd.              188,000             348
Singapore Telecommunications, Ltd.                  5,163,430           8,097
United Overseas Bank, Ltd.                            335,900           3,021

 32  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Overseas Land, Ltd.                             48,300              83
United Test and Assembly Center, Ltd. (AE)            544,000             310
Venture Corp., Ltd.                                    52,000             432
                                                                 ------------
                                                                       29,137
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                   110,754           1,956
                                                                 ------------

South Korea - 1.9%
Daewoo Securities Co., Ltd. (AE)(N)                   131,570           2,441
Hana Financial Group, Inc.                             95,454           4,681
Hynix Semiconductor, Inc. (AE)                         88,240           3,412
Hyundai Motor Co.                                      11,310           1,022
Kookmin Bank                                           45,400           3,605
Korea Electric Power Corp. - ADR                       72,610           1,650
KT Corp. - ADR                                         80,900           1,708
Lotte Shopping Co. - GDR (AE)(p)                       32,800             678
NHN Corp. (AE)                                         11,888           3,495
Samsung Electronics Co., Ltd.                          37,429          28,713
Shinhan Financial Group Co., Ltd.                      13,800             587
SK Telecom Co., Ltd. - ADR                             99,790           2,318
                                                                 ------------
                                                                       54,310
                                                                 ------------

Spain - 2.8%
Acerinox SA (N)                                        31,000             498
Actividades de Construccion y Servicios SA (N)         87,893           3,060
Altadis SA                                            151,904           6,315
Antena 3 de Television SA (N)                          33,700             913
Banco Bilbao Vizcaya Argentaria SA (N)                528,284          10,669
Banco de Sabadell SA (N)                               40,060           1,123
Banco Popular Espanol SA                               21,770             272
Banco Santander Central Hispano SA (N)                725,261          10,435
Cia de Distribucion Integral Logista SA                 8,400             454
Corp Mapfre SA (N)                                    133,810           2,400
Ebro Puleva SA (N)                                     71,000           1,199
Endesa SA (N)                                         158,700           4,570
Fomento de Construcciones y Contratas SA (N)            5,600             361
Gamesa Corp. Tecnologica SA (N)                       107,310           1,747
Gestevision Telecinco SA                               73,200           1,806
Iberdrola SA                                          415,241          11,822
Indra Sistemas SA                                      67,400           1,303
Repsol YPF SA (N)                                     162,070           4,394
Repsol YPF SA - ADR                                   102,316           2,784
Sociedad General de Aguas de Barcelona SA Class
   A (N)                                                2,400              59

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonica SA                                         937,442          14,308
Union Fenosa SA (N)                                    14,000             527
                                                                 ------------
                                                                       81,019
                                                                 ------------

Sweden - 1.6%
Atlas Copco AB Class A (N)                            190,600           4,480
Billerud AB (N)                                        13,900             188
Electrolux AB (N)                                      24,500             655
Elekta AB Class B (N)                                  18,900             321
Fabege AB                                               3,600              71
Hennes & Mauritz AB
   Series B (N)                                        17,050             627
Nordea Bank AB                                        119,000           1,281
Sandvik AB                                            119,440           5,882
Securitas AB
   Series B (N)                                       144,093           2,628
Skandia Forsakrings AB (N)                            503,970           3,484
Skandinaviska Enskilda Banken AB Class A (N)           37,200             830
Skanska AB Class B (N)                                 29,500             458
Ssab Svenskt Stal AB                                   13,000             559
Svenska Cellulosa AB
   Series B                                            75,810           3,159
Svenska Handelsbanken
   Series A (N)                                       116,849           2,877
Swedish Match AB (N)                                    9,800             124
Tele2 AB Class B (N)                                   16,800             181
Telefonaktiebolaget LM Ericsson
   Series B                                         4,662,990          16,824
TeliaSonera AB (N)                                     78,500             447
Volvo AB
   Series A (N)                                         3,600             171
Volvo AB
   Series B (N)                                           400              20
                                                                 ------------
                                                                       45,267
                                                                 ------------

Switzerland - 6.9%
ABB, Ltd. (AE)                                      1,208,406          13,138
Ciba Specialty Chemicals AG                            59,781           3,797
Clariant AG (AE)                                      121,530           1,835
Compagnie Financiere Richemont AG Class A             115,166           5,238
Credit Suisse Group                                   478,913          27,964
Georg Fischer AG (AE)(N)                                  951             357
Givaudan                                                1,260             896
Julius Baer Holding AG Class B (N)                     49,954           4,013
Kuehne & Nagel International AG                        10,249           2,876
Logitech International SA (AE)                         69,913           2,972

                                               International Securities Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lonza Group AG (N)                                      4,003             252
Micronas Semiconductor Holding AG (AE)                 21,600             735
Nestle SA                                              81,757          23,981
Novartis AG                                           337,801          18,549
PubliGroupe SA                                            141              42
Roche Holding AG                                      240,845          38,054
Sulzer AG                                               1,794           1,075
Swatch Group AG                                        67,616           2,213
Swiss Reinsurance                                     110,460           8,213
Swisscom AG (N)                                           715             220
Syngenta AG (AE)                                       10,800           1,373
Synthes, Inc.                                          36,942           4,424
UBS AG                                                274,846          29,883
Xstrata PLC (N)                                       103,450           2,902
Zurich Financial Services AG (AE)                      13,529           2,963
                                                                 ------------
                                                                      197,965
                                                                 ------------

Taiwan - 0.3%
Chi Mei Optoelectronics Corp.                       2,369,000           3,404
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                198,400           2,142
United Microelectronics Corp. - ADR                   666,458           2,186
                                                                 ------------
                                                                        7,732
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      708,580           2,257
                                                                 ------------

Turkey - 0.0%
Turkcell Iletisim Hizmet AS                                 1              --
                                                                 ------------

United Kingdom - 17.9%
3i Group PLC                                          300,455           4,901
Alliance Unichem PLC                                   66,000             989
Amvescap PLC                                          223,600           2,043
Anglo American PLC                                    262,046          10,069
Antofagasta PLC                                        23,200             841
Associated British Foods PLC                           57,700             847
AstraZeneca PLC                                       253,669          12,294
Aviva PLC                                             758,651           9,724
BAA PLC                                               245,354           2,728
BAE Systems PLC                                     1,533,600          11,377
Barclays PLC                                        1,248,598          13,350
Barratt Developments PLC                               74,400           1,320
BG Group PLC                                        2,138,599          24,159
BHP Billiton PLC                                      429,700           7,939
BOC Group PLC                                         204,433           5,390
Boots Group PLC (N)                                   856,928           9,696
Bovis Homes Group PLC                                   3,100              42
BP PLC                                              2,994,186          36,008
Brambles Industries PLC                               794,696           5,751
British Airways PLC (AE)                              204,900           1,187
British American Tobacco PLC                          401,900           9,059

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
British Land Co. PLC                                  226,100           4,622
BT Group PLC                                        1,002,591           3,665
Burren Energy PLC                                      71,000           1,364
Capita Group PLC                                      142,300           1,082
Carnival PLC                                           35,242           1,956
Carphone Warehouse Group PLC                        1,082,678           4,815
Centrica PLC                                          840,260           3,987
Compass Group PLC                                     240,683             950
Corus Group PLC                                       548,800             681
Diageo PLC                                            604,734           8,999
DSG International PLC                                  13,400              42
EMI Group PLC                                       1,289,094           5,836
Friends Provident PLC                                 713,080           2,550
George Wimpey PLC                                     323,100           2,956
GKN PLC                                             1,066,209           5,633
GlaxoSmithKline PLC                                 1,274,572          32,606
Hanson PLC                                            132,500           1,530
HBOS PLC                                            1,025,579          18,035
Hilton Group PLC                                    1,212,241           7,855
HSBC Holdings PLC                                     787,277          13,082
Imperial Chemical Industries PLC (AE)                  72,200             469
Imperial Tobacco Group PLC                             67,700           2,014
Inchcape PLC                                           29,500           1,245
Intercontinental Hotels Group PLC                      86,561           1,334
International Power PLC                               184,400             890
ITV PLC                                                60,000             116
J Sainsbury PLC                                     1,187,592           6,359
Kelda Group PLC                                        40,700             567
Kingfisher PLC                                        987,293           4,171
Land Securities Group PLC                              20,600             618
Lloyds TSB Group PLC                                1,270,237          11,513
Man Group PLC                                          32,200           1,171
Marks & Spencer Group PLC                             224,179           1,938
Mitchells & Butlers PLC                               369,864           2,678
Next PLC                                              159,100           4,905
Old Mutual PLC                                        677,400           2,320
PartyGaming PLC (AE)                                  464,200           1,059
Peninsular and Oriental Steam Navigation Co.
   (The)                                                5,500              53
Persimmon PLC                                         107,000           2,393
Prudential PLC                                        231,622           2,349
Punch Taverns PLC                                     142,740           2,199
Reckitt Benckiser PLC                                 551,953          18,126
Reed Elsevier PLC                                      25,300             239
Reuters Group PLC                                     587,800           4,583
RHM PLC                                                77,800             377
Rio Tinto PLC                                         318,688          16,254
Rolls-Royce Group PLC (AE)                            307,407           2,373

 34  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group PLC            1,109,614           2,477
Royal Bank of Scotland Group PLC                      595,881          18,445
Royal Dutch Shell PLC Class A (N)                     464,195          15,805
Royal Dutch Shell PLC Class B                         296,052          10,618
SABMiller PLC                                          82,400           1,677
Scottish & Southern Energy PLC                        203,800           3,876
Severn Trent PLC                                       30,200             616
Shire PLC                                              54,300             872
Smith & Nephew PLC                                    415,128           4,121
Smiths Group PLC                                      109,500           1,932
Sportingbet PLC                                       241,200           1,781
Standard Chartered PLC                                496,780          12,329
Tate & Lyle PLC (N)                                   332,500           3,407
Taylor Woodrow PLC                                    352,097           2,443
Tesco PLC                                           1,353,350           7,656
Travis Perkins PLC                                     23,570             619
Trinity Mirror PLC                                    149,620           1,629
Unilever PLC                                        1,188,706          12,498
Viridian Group PLC                                     10,000             167
Vodafone Group PLC                                  8,081,503          16,965
Whitbread PLC                                          81,334           1,537
William Hill PLC                                      630,774           6,407
Yell Group PLC                                        135,488           1,284
                                                                 ------------
                                                                      513,434
                                                                 ------------

United States - 0.2%
Transocean, Inc. (AE)                                  40,800           3,311
Weatherford International, Ltd. (AE)                   34,000           1,522
                                                                 ------------
                                                                        4,833
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,010,489)                                                   2,673,529
                                                                 ------------

PREFERRED STOCKS - 0.3%
Brazil - 0.1%
Banco Itau Holding Financeira SA                       41,700           1,267
Germany - 0.2%
Fresenius AG (N)                                       31,364           4,899
Italy - 0.0%
Unipol SpA                                            193,900             484
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $3,971)                                                           6,650
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Belgium - 0.0%
Bel 20 Index Futures
   Feb 2006 3,678.78 (EUR) Call (9)                       402              62
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index
   Mar 2006 7,526.92 (CHF) Call (56)                    3,297             332
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $272)                                                               394
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
WARRANTS & RIGHTS - 0.0%
Luxembourg - 0.0%
Bharti Televentures (AE)
   2009 Warrants                                           99             807
Satyam Computer Services, Ltd. (AE)
   2007 Warrants                                           75             613
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $1,147)                                                           1,420
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.4%
United States - 6.4%
Frank Russell Investment Company Money Market
   Fund                                           165,727,000         165,727
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                 10,000           9,953
   4.105% due 03/30/06                                  7,000           6,956
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $182,636)                                                       182,636
                                                                 ------------

                                               International Securities Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 19.4%
Frank Russell Investment Company Money Market
   Fund (X)                                       205,139,563         205,140
State Street Securities Lending Quality Trust
   (X)                                            352,261,661         352,262
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $557,402)                                                       557,402
                                                                 ------------

TOTAL INVESTMENTS - 119.4%
(identified cost $2,755,917)                                        3,422,031

OTHER ASSETS AND LIABILITIES,
NET - (19.4%)                                                        (555,397)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,866,634
                                                                 ============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the schedules of investments.

 36  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 02/06 (213)                             23,320                658

CAC-40 Index (France)
   expiration date 02/06 (146)                              8,797                326
   expiration date 03/06 (165)                              9,960                562
DAX Index (Germany)
   expiration date 03/06 (133)                             23,000              1,194
EUR STOXX 50 Index (EMU)
   expiration date 03/06 (760)                             34,192              1,387

FTSE-100 Index (UK)
   expiration date 03/06 (377)                             38,478              1,126

Hang Seng Index (Hong Kong)
   expiration date 02/06 (32)                               3,272                 68

OMX Stockholm 30 Index (Sweden)
   expiration date 02/06 (1,198)                           15,158                488

SPI 200 Index (Australia)
   expiration date 03/06 (93)                               8,660                522

TOPIX Index (Japan)
   expiration date 03/06 (432)                             63,177              3,948

Short Positions
CAC-40 Index (France)
   expiration date 02/06 (30)                               1,808                (34)

FTSE-100 Index (UK)
   expiration date 03/06 (221)                             22,556               (790)

Hang Seng Index (Hong Kong)
   expiration date 02/06 (52)                               5,317               (109)

IBEX Plus Index (Spain)
   expiration date 02/06 (88)                              11,853               (314)

MIB-30 (Italy)
   expiration date 03/06 (56)                              12,500               (566)

SPI 200 Index (Australia)
   expiration date 03/06 (159)                             14,806               (975)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      7,491
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Feb 2006 3,678.78 (EUR) Put (9)                            402                (55)

Switzerland
Swiss Market Index
   Mar 2006 7,526.92 (CHF) Put (56)                         3,297               (219)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $272)                                                     (274)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               5   AUD                7    02/02/06                 --
USD              34   AUD               46    02/02/06                 --
USD              18   AUD               24    02/03/06                 --
USD              21   AUD               28    02/03/06                 --
USD             150   AUD              200    03/15/06                  1
USD             226   AUD              300    03/15/06                  1
USD             300   AUD              400    03/15/06                  3
USD             375   AUD              500    03/15/06                  4
USD             375   AUD              500    03/15/06                  3
USD             664   AUD              900    03/15/06                 17
USD             748   AUD            1,000    03/15/06                 10
USD           1,449   AUD            1,946    03/15/06                 25
USD           1,557   AUD            2,108    03/15/06                 39
USD           8,754   AUD           11,600    03/15/06                 31
USD           3,058   CHF            3,849    03/15/06                (34)
USD           6,186   CHF            7,784    03/15/06                (70)
USD           9,178   CHF           11,547    03/15/06               (106)
USD           9,179   CHF           11,547    03/15/06               (107)
USD          15,714   CHF           20,161    03/15/06                125
USD             353   DKK            2,172    02/03/06                  1
USD             404   DKK            2,495    03/15/06                  3
USD             522   DKK            3,227    03/15/06                  5
USD              13   EUR               11    02/01/06                 --
USD             147   EUR              121    02/01/06                 --
USD             169   EUR              139    02/01/06                 --
USD             187   EUR              154    02/01/06                 --
USD             518   EUR              428    02/01/06                  3
USD             599   EUR              495    02/01/06                  2
USD           1,058   EUR              873    02/01/06                  3
USD           1,749   EUR            1,444    02/01/06                  6
USD           1,897   EUR            1,549    02/01/06                (15)
USD              11   EUR                9    02/02/06                 --
USD              67   EUR               56    02/02/06                 --
USD             212   EUR              175    02/02/06                  1
USD             268   EUR              222    02/02/06                  1
USD             627   EUR              519    02/02/06                  4
USD              22   EUR               18    02/03/06                 --
USD           1,216   EUR            1,000    03/15/06                  3
USD           1,817   EUR            1,500    03/15/06                 11
USD           1,825   EUR            1,500    03/15/06                  2
USD           2,383   EUR            2,000    03/15/06                 54
USD           2,399   EUR            2,000    03/15/06                 38
USD           2,424   EUR            2,000    03/15/06                 12
USD           3,020   EUR            2,500    03/15/06                 26
USD           3,639   EUR            3,000    03/15/06                 16

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           3,639   EUR            3,000    03/15/06                 16
USD           4,920   EUR            4,000    03/15/06                (47)
USD           6,027   EUR            5,000    03/15/06                 65
USD          65,119   EUR           54,000    03/15/06                668
USD              84   GBP               48    02/01/06                  1
USD             868   GBP              500    03/15/06                 22
USD           1,764   GBP            1,000    03/15/06                 15
USD           1,769   GBP            1,000    03/15/06                 10
USD           2,638   GBP            1,500    03/15/06                 30
USD           2,641   GBP            1,500    03/15/06                 28
USD           3,168   GBP            1,800    03/15/06                 35
USD           3,542   GBP            2,000    03/15/06                 16
USD           4,497   GBP            2,552    03/15/06                 44
USD           4,501   GBP            2,557    03/15/06                 48
USD          11,508   GBP            6,533    03/15/06                116
USD          37,207   GBP           21,000    03/15/06                156
USD             226   HKD            1,754    02/01/06                 --
USD              26   HKD              205    03/15/06                 --
USD             123   HKD              956    03/15/06                 --
USD             860   HKD            6,666    03/15/06                 --
USD               5   JPY              530    02/01/06                 --
USD               5   JPY              540    02/01/06                 --
USD           1,030   JPY          119,855    02/01/06                 (9)
USD           1,232   JPY          144,092    02/01/06                 (4)
USD           1,543   JPY          181,024    02/01/06                 --
USD               5   JPY              540    02/02/06                 --
USD               5   JPY              543    02/02/06                 --
USD              14   JPY            1,625    02/02/06                 --
USD              91   JPY           10,730    02/02/06                 --
USD             116   JPY           13,610    02/02/06                 --
USD             236   JPY           27,788    02/02/06                  1
USD             454   JPY           53,337    02/02/06                  1
USD           1,094   JPY          128,561    02/02/06                  2
USD               5   JPY              535    02/03/06                 --
USD               5   JPY              547    02/03/06                 --
USD              21   JPY            2,452    02/03/06                 --
USD             258   JPY           30,248    02/03/06                 --
USD             298   JPY           34,835    02/03/06                 (1)
USD               9   JPY            1,034    03/15/06                 --
USD             842   JPY          100,000    03/15/06                 15
USD             856   JPY          100,000    03/15/06                  1
USD           1,744   JPY          200,000    03/15/06                (29)
USD           1,761   JPY          200,000    03/15/06                (47)
USD           2,617   JPY          300,000    03/15/06                (46)
USD           2,649   JPY          300,000    03/15/06                (77)

See accompanying notes which are an integral part of the schedules of investments.

 38  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           4,426   JPY          508,612    03/15/06                (67)
USD           4,428   JPY          508,612    03/15/06                (68)
USD           6,638   JPY          762,917    03/15/06                (99)
USD           6,638   JPY          762,917    03/15/06                (99)
USD           7,401   JPY          850,000    03/15/06               (115)
USD           8,371   JPY          962,172    03/15/06               (124)
USD           8,853   JPY        1,017,223    03/15/06               (134)
USD          35,808   JPY        4,150,000    03/15/06               (236)
USD             290   NOK            1,931    02/01/06                  1
USD          17,471   NOK          116,137    03/15/06                 34
USD           1,181   SEK            9,207    03/15/06                 35
USD           1,645   SEK           12,820    03/15/06                 49
USD           1,645   SEK           12,820    03/15/06                 49
USD           1,645   SEK           12,820    03/15/06                 48
USD           1,691   SEK           12,760    03/15/06                 (6)
USD           5,075   SEK           38,281    03/15/06                (18)
USD           7,073   SEK           53,327    03/15/06                (28)
USD          25,206   SGD           41,777    03/15/06                587
AUD              37   USD               28    02/01/06                 --
AUD             979   USD              734    02/01/06                 (8)
AUD           1,369   USD            1,029    02/01/06                 (9)
AUD              17   USD               13    02/02/06                 --
AUD              17   USD               13    02/02/06                 --
AUD               5   USD                4    02/03/06                 --
AUD              20   USD               15    02/03/06                 --
AUD             281   USD              212    02/03/06                 (1)
AUD             700   USD              526    03/15/06                 (4)
AUD           1,000   USD              746    03/15/06                (11)
AUD           1,000   USD              742    03/15/06                (16)
AUD           2,000   USD            1,492    03/15/06                (22)
AUD           2,893   USD            2,176    03/15/06                (16)
AUD          20,394   USD           15,101    03/15/06               (345)
CHF              66   USD               51    02/01/06                 --
CHF             182   USD              142    02/01/06                 --
CHF           1,000   USD              779    02/01/06                 (3)
CHF           1,382   USD            1,078    02/01/06                 (4)
CHF             212   USD              165    03/15/06                 (1)
CHF           3,837   USD            2,988    03/15/06                (27)
CHF           3,837   USD            2,987    03/15/06                (27)
CHF           9,579   USD            7,455    03/15/06                (70)
DKK             317   USD               51    03/15/06                 (1)
DKK           2,499   USD              411    03/15/06                  3
EUR              55   USD               66    02/02/06                 --
EUR              90   USD              109    02/02/06                 (1)
EUR               4   USD                5    02/03/06                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR              51   USD               62    02/03/06                 --
EUR             178   USD              217    02/03/06                 --
EUR             526   USD              633    03/15/06                 (7)
EUR             856   USD            1,035    03/15/06                 (7)
EUR           1,000   USD            1,194    03/15/06                (24)
EUR           1,000   USD            1,207    03/15/06                (12)
EUR           1,000   USD            1,216    03/15/06                 (2)
EUR           1,100   USD            1,349    03/15/06                  9
EUR           1,500   USD            1,816    03/15/06                (12)
EUR           2,000   USD            2,415    03/15/06                (21)
EUR           4,000   USD            4,869    03/15/06                 (4)
EUR           5,000   USD            6,135    03/15/06                 44
EUR           5,000   USD            6,033    03/15/06                (59)
EUR           8,000   USD            9,708    03/15/06                (38)
EUR          40,864   USD           49,261    03/15/06               (522)
GBP             281   USD              498    02/01/06                 (3)
GBP             300   USD              530    02/01/06                 (3)
GBP             280   USD              492    03/15/06                 (6)
GBP             300   USD              530    03/15/06                 (4)
GBP             300   USD              532    03/15/06                 (2)
GBP             800   USD            1,427    03/15/06                  4
GBP             800   USD            1,428    03/15/06                  4
GBP           1,000   USD            1,759    03/15/06                (20)
GBP           1,000   USD            1,747    03/15/06                (32)
GBP           1,000   USD            1,758    03/15/06                (21)
GBP           1,500   USD            2,657    03/15/06                (11)
GBP           3,287   USD            5,872    03/15/06                 23
GBP           3,500   USD            6,149    03/15/06                (79)
GBP          15,365   USD           27,094    03/15/06               (243)
GBP          10,570   USD           18,904    04/28/06                 93
HKD             314   USD               41    02/01/06                 --
HKD             416   USD               54    02/01/06                 --
HKD             294   USD               38    02/02/06                 --
HKD           5,361   USD              692    03/15/06                 --
HUF          42,839   USD              206    02/01/06                 --
HUF          46,483   USD              223    02/02/06                 (2)
HUF          15,145   USD               73    02/03/06                 --
IDR         912,198   USD               97    02/03/06                 --
JPY           1,997   USD               17    02/01/06                 --
JPY          23,883   USD              204    02/01/06                 --
JPY          29,672   USD              252    02/01/06                 (1)
JPY          74,642   USD              636    02/01/06                 --
JPY          77,000   USD              655    02/01/06                 (1)
JPY          78,799   USD              672    02/01/06                 --
JPY           5,496   USD               47    02/02/06                 --

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY           6,965   USD               59    02/02/06                 --
JPY           7,135   USD               61    02/02/06                 --
JPY          20,000   USD              170    02/02/06                 --
JPY          24,366   USD              207    02/02/06                 --
JPY          77,946   USD              662    02/02/06                 (2)
JPY           8,491   USD               73    02/03/06                 --
JPY           9,390   USD               80    02/03/06                 --
JPY          22,172   USD              190    02/03/06                  1
JPY          50,000   USD              439    03/15/06                 10
JPY          50,000   USD              427    03/15/06                 (2)
JPY         100,000   USD              873    03/15/06                 16
JPY         100,000   USD              864    03/15/06                  7
JPY         130,000   USD            1,124    03/15/06                 10
JPY         300,000   USD            2,613    03/15/06                 42
JPY         446,241   USD            3,898    03/15/06                 73
JPY         500,000   USD            4,347    03/15/06                 62
JPY         512,394   USD            4,448    03/15/06                 56
JPY         512,394   USD            4,452    03/15/06                 60
JPY         512,394   USD            4,448    03/15/06                 56
JPY         700,000   USD            6,081    03/15/06                 81
JPY         821,464   USD            7,146    03/15/06                105
JPY       1,024,788   USD            8,900    03/15/06                116
JPY       1,024,788   USD            8,900    03/15/06                116
NOK          19,150   USD            2,876    03/15/06                (11)
NOK          19,150   USD            2,876    03/15/06                (11)
NOK          19,150   USD            2,876    03/15/06                (10)
NOK          20,389   USD            3,062    03/15/06                (11)
NOK          38,299   USD            5,752    03/15/06                (21)
SEK           1,508   USD              195    03/15/06                 (4)
SEK          58,970   USD            7,556    03/15/06               (236)
SGD           2,281   USD            1,401    03/15/06                 (8)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 (70)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 40  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Austria
   Local Net Total Return                                       1 Month EUR LIBOR plus
   Index                         Merrill Lynch      EUR    2,248    0.15%                    12/27/06                   165

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR minus
   Index                         Merrill Lynch      EUR    1,063    0.15%                    12/27/06                    35

MSCI Denmark
   Local Net Total Return                                       1 Month DKK CIBOR plus
   Index                         Merrill Lynch      DKK   9,059    0.15%                     12/27/06                    22

MSCI Norway
   Local Net Total Return                                       1 Month NOK NIBOR plus
   Index                         Merrill Lynch      NOK  76,976    0.15%                     12/27/06                   893
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                             1,115
                                                                                                           ================

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.3            154,614
Consumer Discretionary                                        9.2            255,704
Consumer Staples                                              5.8            176,598
Financial Services                                           25.3            715,348
Health Care                                                   6.6            194,761
Integrated Oils                                               6.8            192,642
Materials and Processing                                     10.3            306,966
Miscellaneous                                                 1.1             29,031
Other Energy                                                  1.5             45,087
Producer Durables                                             7.3            209,539
Technology                                                    5.8            155,702
Utilities                                                     8.6            244,187
Options Purchased                                              --                394
Warrants & Rights                                              --              1,420
Short-Term Investments                                        6.4            182,636
Other Securities                                             19.4            557,402
                                                  ---------------    ---------------

Total Investments                                           119.4          3,422,031
Other Assets and Liabilities, Net                           (19.4)          (555,397)
                                                  ---------------    ---------------

Net Assets                                                  100.0          2,866,634
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,956
Asia                                                          8.6            246,070
Europe                                                       40.5          1,167,649
Japan                                                        22.9            656,018
Latin America                                                 1.5             39,148
Middle East                                                   0.3              7,600
Other Regions                                                 8.2            232,754
United Kingdom                                               17.9            513,434
Other Securities                                             19.4            557,402
                                                  ---------------    ---------------

Total Investments                                           119.4          3,422,031
Other Assets and Liabilities, Net                           (19.4)          (555,397)
                                                  ---------------    ---------------

Net Assets                                                  100.0          2,866,634
                                                  ===============    ===============

See accompanying notes which are an integral part of the schedules of investments.

 42  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 88.4%
Argentina - 0.0%
Endesa Costanera SA Class T (AE)                      145,200             162
IRSA Inversiones y Representaciones SA (AE)                 6              --
IRSA Inversiones y Representaciones SA - GDR
   (AE)(N)                                             15,500             171
                                                                 ------------
                                                                          333
                                                                 ------------

Bermuda - 0.1%
Credicorp, Ltd.                                        38,200           1,138
                                                                 ------------

Brazil - 8.1%
Arcelor Brasil SA                                     313,002           4,705
Banco do Brasil SA                                     36,400             881
Banco Itau Holding Financeira SA - ADR                 32,600             993
Brasil Telecom Participacoes SA - ADR (N)              55,400           1,973
Centrais Eletricas Brasileiras SA                  27,605,400             497
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (N)                                    39,800           1,498
Cia de Bebidas das Americas - ADR (N)                  26,500           1,085
Cia de Saneamento Basico do Estado de Sao Paulo    27,260,000           2,268
Cia Siderurgica Nacional SA                           174,533           5,128
Cia Vale do Rio Doce                                   39,200           2,006
Cia Vale do Rio Doce - ADR                            176,100           7,815
Cia Vale do Rio Doce Class A                           64,400           3,302
EDP - Energias do Brasil SA                            78,300           1,185
Empresa Brasileira de Aeronautica SA - ADR (N)         22,000             894
Gerdau SA - ADR (N)                                   206,500           4,502
Gol Linhas Aereas Inteligentes SA - ADR (N)            26,600             803
Natura Cosmeticos SA (A)                              165,263           8,704
Petroleo Brasileiro SA                                271,756           6,350
Petroleo Brasileiro SA - ADR                          198,075          18,043
Tele Norte Leste Participacoes SA                      51,606           1,197
Tele Norte Leste Participacoes SA - ADR (N)           239,700           4,257
Unibanco - Uniao de Bancos Brasileiros SA              41,700             702
Unibanco - Uniao de Bancos Brasileiros SA - GDR        69,300           5,836
                                                                 ------------
                                                                       84,624
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chile - 0.2%
Banco de Credito e Inversiones                         39,900           1,000
Coca-Cola Embonor SA - ADR (AE)(N)(A)                  97,500             713
Embotelladora Andina SA Class B (N)(A)                 53,300             729
                                                                 ------------
                                                                        2,442
                                                                 ------------

China - 5.1%
Angang New Steel Co., Ltd. Class H                    290,000             214
Bank of Communications Co., Ltd. Class H (AE)(p)    9,129,534           5,321
China Petroleum & Chemical Corp. Class H           14,665,254           9,014
China Shenhua Energy Co., Ltd. Class H (AE)         4,228,000           5,635
Datang International Power Generation Co., Ltd.
   Class H                                            804,000             622
Foxconn International Holdings, Ltd. (AE)           1,460,000           2,595
Jiangsu Express Class H                             2,341,000           1,570
PetroChina Co., Ltd. - ADR (N)                         19,700           1,970
PetroChina Co., Ltd. Class H                       21,341,176          21,166
Sinopec Shanghai Petrochemical Co., Ltd. Class H    3,189,000           1,558
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             156
Travelsky Technology, Ltd. Class H                    200,000             204
Yanzhou Coal Mining Co., Ltd. Class H               2,704,000           2,059
Zijin Mining Group Co., Ltd. Class H                  580,000             335
ZTE Corp. Class H                                     190,600             761
                                                                 ------------
                                                                       53,180
                                                                 ------------

Colombia - 0.5%
BanColombia SA                                        336,431           2,641
BanColombia SA - ADR (N)                               81,600           2,658
                                                                 ------------
                                                                        5,299
                                                                 ------------

Croatia - 0.1%
Pliva DD - GDR                                         43,800             628
                                                                 ------------

Czech Republic - 0.0%
Philip Morris CR                                          177             139
                                                                 ------------

Ecuador - 0.3%
Holcim Ecuador SA - GDR (A)                            72,000           2,484
Holcim Ecuador SA - GDR (A)                            10,500             353
                                                                 ------------
                                                                        2,837
                                                                 ------------

                                                       Emerging Markets Fund  43

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Egypt - 2.0%
Commercial International Bank                         192,393           2,010
Commercial International Bank - GDR                    13,800             143
Egyptian Co. for Mobile Services                      128,112           4,465
Orascom Construction Industries                       199,745          10,361
Orascom Telecom Holding SAE                             1,000              64
Orascom Telecom Holding SAE (N)                        40,140           2,569
Orascom Telecom Holding SAE - GDR                       2,062             137
Vodafone Egypt Telecommunications SAE                  88,775           1,579
                                                                 ------------
                                                                       21,328
                                                                 ------------

Hong Kong - 2.2%
Beijing Enterprises Holdings, Ltd.                    150,000             277
China Insurance International Holdings Co., Ltd.
   (AE)                                             1,350,000             544
China Mobile Hong Kong, Ltd.                        1,518,000           7,387
China Mobile Hong Kong, Ltd. - ADR (N)                 32,700             804
China Netcom Group Corp. Hong Kong, Ltd.              999,500           1,688
China Overseas Land & Investment, Ltd.              9,508,800           4,939
China Resources Power Holdings Co.                  2,396,000           1,549
China Unicom, Ltd.                                    724,000             645
CNOOC, Ltd.                                           208,500             179
Guangzhou Investment Co., Ltd.                        356,000              55
Hutchison Telecommunications International, Ltd.
   (AE)                                               228,000             385
Kingboard Chemical Holdings, Ltd.                     215,500             697
Luen Thai Holdings, Ltd.                            1,094,000             370
Solomon Systemtech International, Ltd.              2,489,800           1,165
Techtronic Industries Co.                           1,148,400           2,221
                                                                 ------------
                                                                       22,905
                                                                 ------------
Hungary - 1.6%
Magyar Telekom Rt                                     534,545           2,522
Mol Magyar Olaj- es Gazipari Rt.                       76,100           7,912
Mol Magyar Olaj- es Gazipari Rt. - GDR                 25,900           2,712
OTP Bank Rt.                                           89,220           3,077
                                                                 ------------
                                                                       16,223
                                                                 ------------

India - 4.9%
Allahabad Bank                                        243,535             463
Andhra Bank                                           429,000             903
Arvind Mills, Ltd.                                    250,100             528
Bajaj Auto, Ltd.                                       60,950           2,976
Ballarpur Industries, Ltd.                            115,100             328
Bank of Baroda                                        220,000           1,245
Bank of India                                          30,000              88

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bharti Televentures (AE)                              193,000           1,555
Chennai Petroleum Corp., Ltd.                         151,660             792
GAIL India, Ltd.                                      179,941           1,190
GAIL India, Ltd. - GDR                                 53,800           2,112
Gateway Distriparks, Ltd.                              97,367             497
Genesis Indian Investment Co. (AE)                    670,419          19,757
Gujarat Ambuja Cements, Ltd.                          592,221           1,188
I-Flex Solutions, Ltd.                                 41,900           1,087
IL&FS Investsmart, Ltd. (AE)                          116,978             562
Indian Overseas Bank                                  250,000             634
Infosys Technologies, Ltd.                             27,000           1,762
Mahanagar Telephone Nigam                             308,805             992
Moser Baer India, Ltd.                                 28,722             136
National Thermal Power Corp., Ltd.                    592,100           1,537
Oil & Natural Gas Corp., Ltd.                          42,873           1,203
Oriental Bank of Commerce (AE)                        111,000             630
Petronet LNG, Ltd. (AE)                               804,000           1,173
PTC India, Ltd.                                       276,519             388
State Bank of India, Ltd. - GDR                        72,210           3,334
Suzlon Energy, Ltd. (AE)                               40,065           1,057
Union Bank Of India                                   118,000             331
Videsh Sanchar Nigam, Ltd.                            258,600           2,243
                                                                 ------------
                                                                       50,691
                                                                 ------------

Indonesia - 2.9%
Aneka Tambang Tbk PT                                4,667,646           2,123
Astra Agro Lestari Tbk PT                             244,789             132
Bank Central Asia Tbk PT                            1,878,681             726
Bank Danamon Indonesia Tbk PT                       1,754,700             872
Bank Mandiri Persero Tbk PT                        26,545,003           5,047
Bank Rakyat Indonesia                              25,921,272           9,395
Bumi Resources Tbk PT                               3,722,809             338
Indonesian Satellite Corp. Tbk PT                   1,273,500             789
PT Astra International Tbk                          2,964,277           3,294
Ramayana Lestari Sentosa Tbk PT                     5,957,500             541
Telekomunikasi Indonesia Tbk PT                    10,296,700           7,013
                                                                 ------------
                                                                       30,270
                                                                 ------------

Israel - 1.5%
Bank Hapoalim BM                                      974,800           4,478
Bank Leumi Le-Israel BM                             1,186,500           4,455
Check Point Software Technologies (AE)                158,400           3,428
Discount Investment Corp.                              19,366             449
IDB Development Corp., Ltd.                            11,903             337
Israel Chemicals, Ltd.                                 98,129             390

 44  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orbotech, Ltd. (AE)                                    30,200             732
Teva Pharmaceutical Industries, Ltd. - ADR             45,000           1,918
                                                                 ------------
                                                                       16,187
                                                                 ------------
Luxembourg - 0.4%
Quilmes Industrial SA - ADR (N)                         5,027             184
Tenaris SA                                                  1              --
Tenaris SA - ADR                                       22,813           3,706
                                                                 ------------
                                                                        3,890
                                                                 ------------

Malaysia - 0.9%
AirAsia BHD (AE)                                    1,579,700             716
Astro All Asia Networks PLC                           890,700           1,169
CIMB BHD                                              665,666           1,092
IJM Corp. BHD                                         357,200             426
IOI Corp. BHD                                         416,200           1,399
Magnum Corp. BHD                                    2,122,400           1,109
Malaysia International Shipping Corp. BHD             293,400             770
MK Land Holdings BHD                                1,015,200             159
OYL Industries BHD                                  1,200,800           1,140
PLUS Expressways BHD                                  765,000             616
Proton Holdings BHD                                    24,000              34
TAN Chong Motor Holdings BHD                          908,000             343
                                                                 ------------
                                                                        8,973
                                                                 ------------

Mexico - 5.4%
Alfa SA de CV Class A                                 521,200           2,961
America Movil SA de CV
   Series L                                           185,800           6,267
Cemex SA de CV                                      2,097,554          13,850
Cemex SA de CV - ADR                                   51,000           3,365
Desarrolladora Homex SA de CV - ADR (AE)               43,700           1,517
Fomento Economico Mexicano SA de CV - ADR              78,124           6,120
Grupo Aeroportuario del Sureste SA de CV - ADR
   (N)                                                 14,900             465
Grupo Financiero Banorte SA de CV Class O           1,423,000           3,389
Grupo Mexico SA de CV
   Series B                                           690,686           1,936
Grupo Modelo SA                                     1,018,700           3,781
Grupo Televisa SA - ADR                                58,873           4,919
Organizacion Soriana SA de CV Class B (AE)            174,100             811
Telefonos de Mexico SA de CV
   Series L                                            78,000           1,852

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Urbi Desarrollos Urbanos SA de CV (AE)                202,900           1,496
Wal-Mart de Mexico SA de CV
   Series V                                           589,959           3,429
                                                                 ------------
                                                                       56,158
                                                                 ------------

Pakistan - 1.3%
Engro Chemical Pakistan, Ltd.                       1,047,300           3,341
Fauji Fertilizer Co., Ltd.                          1,565,322           3,576
Faysal Bank, Ltd.                                     240,500             337
ICI Pakistan, Ltd.                                    265,200             639
Lucky Cement, Ltd. (AE)                               341,000             565
Muslin Commercial Bank, Ltd.                           20,000              70
Pakistan Petroleum, Ltd.                               72,500             267
Pakistan State Oil Co., Ltd.                          263,500           1,776
Pakistan Telecommunication Co., Ltd.                3,025,423           3,303
                                                                 ------------
                                                                       13,874
                                                                 ------------

Philippines - 0.4%
Globe Telecom, Inc.                                    78,500           1,130
Philippine Long Distance Telephone Co.                 79,800           2,842
                                                                 ------------
                                                                        3,972
                                                                 ------------

Poland - 0.1%
Polski Koncern Naftowy Orlen (N)                       36,658             743
                                                                 ------------

Russia - 5.2%
LUKOIL - ADR                                          438,852          33,572
MMC Norilsk Nickel - ADR (N)                            2,900             260
Mobile Telesystems - ADR                              164,900           6,180
NovaTek OAO - GDR (A)                                 105,700           2,960
OAO Gazprom - ADR (N)                                  63,028           5,395
Promstroibank State Petersburg                        696,000             905
Pyaterochka Holding NV - GDR (AE)                      86,600           1,360
RBC Information Systems (AE)                          113,259             781
Sberbank RF                                             1,350           2,011
Tatneft - ADR (N)                                      11,367             978
                                                                 ------------
                                                                       54,402
                                                                 ------------

South Africa - 10.7%
ABSA Group, Ltd.                                      286,975           5,300
African Bank Investments, Ltd.                        164,900             772
Alexander Forbes, Ltd. (AE)                           323,600             868
Anglo Platinum, Ltd.                                    7,511             625
AngloGold Ashanti, Ltd.                                15,500             949
AngloGold Ashanti, Ltd. - ADR (N)                      28,134           1,721
Aveng, Ltd.                                           323,200           1,096
Barloworld, Ltd.                                      228,960           4,402
Consol, Ltd.                                          460,900           1,034

                                                       Emerging Markets Fund  45

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Edgars Consolidated Stores, Ltd.                      497,100           2,892
FirstRand, Ltd.                                       776,114           2,478
Foschini, Ltd.                                        119,945           1,148
Gold Fields, Ltd.                                      84,720           1,985
Impala Platinum Holdings, Ltd.                         49,444           8,568
Imperial Holdings, Ltd.                               158,144           3,941
Investec, Ltd.                                         20,500           1,023
JD Group, Ltd.                                        173,241           2,459
Kumba Resources, Ltd.                                 128,400           2,447
Massmart Holdings, Ltd.                                91,300             892
Medi-Clinic Corp., Ltd.                               167,563             535
MTN Group, Ltd.                                       673,500           7,013
Murray & Roberts Holdings, Ltd.                       274,500             956
Naspers, Ltd. Class N                                 320,308           6,872
Network Healthcare Holdings, Ltd.                   1,165,000           1,575
Pick'n Pay Stores, Ltd.                               187,300             957
Reunert, Ltd.                                          35,300             351
Sanlam, Ltd.                                        2,253,500           5,987
Sasol, Ltd.                                           472,592          19,420
Sasol, Ltd. - ADR (N)                                  12,900             525
Standard Bank Group, Ltd. (AE)                      1,004,119          13,587
Sun International, Ltd.                                72,337           1,039
Telkom SA, Ltd.                                        89,579           2,203
Tiger Brands, Ltd.                                    124,618           3,288
Truworths International, Ltd.                         702,900           2,964
                                                                 ------------
                                                                      111,872
                                                                 ------------

South Korea - 17.5%
Amorepacific Corp.                                      6,470           2,301
Cheil Communications, Inc.                              1,530             347
Cheil Industries, Inc.                                 11,820             419
CJ Home Shopping                                        2,400             340
Daelim Industrial Co.                                  37,230           3,088
Daewoo Engineering & Construction Co., Ltd.             9,050             122
GS Engineering & Construction Corp.                    16,880             854
Hanjin Heavy Industries & Construction Co., Ltd.        1,760              43
Hankook Tire Co., Ltd.                                186,497           2,465
Hanwha Chem Corp.                                     157,670           2,591
Honam Petrochemical Corp.                              26,400           1,544
Hyosung Corp. (AE)                                     56,900           1,018
Hyundai Development Co.                                31,020           1,222
Hyundai Heavy Industries                               16,450           1,194
Hyundai Mipo Dockyard                                  11,680             779
Hyundai Mobis                                          67,300           5,825
Hyundai Motor Co.                                     106,250           9,605
Industrial Bank of Korea                              202,000           3,591
INI Steel Co.                                          28,720             819
KCC Corp.                                              11,184           2,452
Kia Motors Corp. (N)                                  117,060           2,730
Kookmin Bank                                          183,506          14,572
Kookmin Bank - ADR                                      4,200             335

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Korea Electric Power Corp.                            273,120          11,750
Korea Electric Power Corp. - ADR (N)                   92,720           2,107
KT Corp.                                               53,100           2,117
KT&G Corp. (N)                                         54,950           2,660
KT&G Corp. - GDR (p)(AE)                               40,500             980
LG Electronics, Inc.                                   60,530           5,239
LG Household & Health Care, Ltd.                          250              16
LG International Corp.                                  3,160              74
LG Petrochemical Co., Ltd.                              7,520             170
LG.Philips LCD Co., Ltd. (AE)                          25,120           1,144
LG.Philips LCD Co., Ltd. - ADR (AE)                    26,200             599
Lotte Chilsung Beverage Co., Ltd.                       1,050           1,143
Lotte Shopping Co. - GDR (AE)(p)                       24,986             516
NCSoft Corp. (AE)                                       9,054             741
NHN Corp. (AE)                                          2,224             654
Poongsan Corp.                                         56,600           1,232
POSCO                                                  47,305          10,813
S-Oil Corp. Class N                                    24,470           1,740
S1 Corp.                                               16,230             670
Samsung Corp.                                          59,940           1,535
Samsung Electro-Mechanics Co., Ltd. (AE)                9,820             390
Samsung Electronics Co., Ltd.                          48,721          37,375
Samsung Electronics Co., Ltd. (p)                       4,560           1,746
Samsung Electronics Co., Ltd. - GDR (p)                11,094           3,333
Samsung Fine Chemicals Co., Ltd.                       13,910             466
Samsung Fire & Marine Insurance Co., Ltd.              22,550           2,969
Samsung Heavy Industries Co., Ltd.                    101,670           1,634
Samsung Securities Co., Ltd.                           95,980           5,253
Shinhan Financial Group Co., Ltd. (N)                 330,860          14,080
Shinsegae Co., Ltd.                                     8,000           4,230
SK Corp. (N)                                           21,760           1,342
SK Telecom Co., Ltd.                                   11,520           2,293
SK Telecom Co., Ltd. - ADR                             14,700             341
Tae Young Corp. (A)                                    11,339             817
Woori Finance Holdings Co., Ltd.                      130,740           2,575
                                                                 ------------
                                                                      183,000
                                                                 ------------

Taiwan - 8.9%
Accton Technology Corp. (AE)                          570,000             324
Acer, Inc.                                          1,166,500           2,675
Advantech Co., Ltd.                                   672,921           1,926
Asia Cement Corp.                                     394,000             245
Asustek Computer, Inc.                              1,277,000           4,205
AU Optronics Corp.                                  1,493,000           2,233
AU Optronics Corp. - ADR (N)                           43,400             664
Basso Industry Corp.                                  255,816             598

 46  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cathay Financial Holding Co., Ltd.                  1,247,200           2,325
China Steel Corp.                                   1,945,807           1,646
China Steel Corp. - GDR                                62,590           1,083
Chunghwa Telecom Co., Ltd.                            402,000             715
Chunghwa Telecom Co., Ltd. - ADR                      100,200           1,866
CMC Magnetics Corp. (AE)                            5,893,000           2,005
Compal Electronics, Inc.                            2,308,924           2,148
Compal Electronics, Inc. - GDR                        183,673             896
Delta Electronics, Inc.                               492,000           1,032
E.Sun Financial Holding Co., Ltd.                     228,000             150
Elitegroup Computer Systems (AE)                      525,000             365
Far Eastern Textile Co., Ltd.                       1,136,637             786
Far EasTone Telecommunications Co., Ltd.            1,324,000           1,552
Far EasTone Telecommunications Co., Ltd. - GDR
   (p)                                                 11,000             194
Faraday Technology Corp.                              297,185             486
Gigabyte Technology Co., Ltd.                       1,088,718             949
High Tech Computer Corp.                              211,000           4,545
HON HAI Precision Industry Co. Ltd.                 2,067,424          14,014
Lite-On Technology Corp.                               39,900              56
Macronix International (AE)                         1,390,000             202
MediaTek, Inc.                                        167,200           1,688
Mitac International                                   808,000           1,196
Phoenixtec Power Co., Ltd.                            565,629             602
Quanta Computer, Inc.                               1,120,250           1,655
Realtek Semiconductor Corp.                            12,550              15
Ritek Corp. (AE)                                    5,371,161           1,868
Siliconware Precision Industries Co.                  702,000           1,024
Taiwan Mobile Co., Ltd.                             1,893,520           1,717
Taiwan Semiconductor Manufacturing Co., Ltd.       12,106,749          24,283
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                241,963           2,613
U-Ming Marine Transport Corp.                         870,000             854
Uni-President Enterprises Corp.                     1,929,000           1,101
United Microelectronics Corp.                       1,710,000             977
Vanguard International Semiconductor Corp.          1,946,518           1,334
Via Technologies, Inc. (AE)                           570,693             341
Wintek Corp.                                          550,000             885
Zyxel Communications Corp.                            469,680             726
                                                                 ------------
                                                                       92,764
                                                                 ------------
Thailand - 1.6%
Airports of Thailand PCL                            1,052,600           1,392
Bank of Ayudhya PCL                                 6,588,900           2,962
Charoen Pokphand Foods PCL                            444,400              66
CP Seven Eleven PCL                                 5,188,300             906
Glow Energy PCL                                       942,500             588
Kasikornbank PCL                                      671,400           1,164
Land and Houses PCL                                 2,842,700             697
PTT Chemical PCL (AE)                                 943,579           2,109

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PTT Exploration & Production PCL                       87,900           1,292
PTT PCL                                               509,000           3,426
Ratchaburi Electricity Generating Holding PCL         522,100             546
Regional Container Lines PCL                          500,000             283
Siam City Bank PCL                                  1,778,400           1,176
Siam City Cement PCL                                   35,600             342
                                                                 ------------
                                                                       16,949
                                                                 ------------

Turkey - 4.2%
Akbank TAS                                            437,787           3,813
Akcansa Cimento AS                                     65,996             500
Anadolu Efes Biracilik Ve Malt Sanayii AS             125,630           4,305
Arcelik                                               127,100           1,193
Cimsa Cimento Sanayi VE Tica                          263,875           2,218
Denizbank AS                                          318,206           2,723
Eregli Demir ve Celik Fabrikalari TAS                 634,932           4,424
Finansbank AS                                         331,533           1,883
Ford Otomotiv Sanayi AS                               233,400           2,156
Hurriyet Gazetecilik AS                               420,200           1,750
Is Gayrimenkul Yatirim Ortakligi AS                   171,190             441
Migros Turk TAS                                       200,455           2,216
Trakya Cam Sanayi AS                                  241,747             998
Tupras Turkiye Petrol Rafine                          227,407           4,736
Turkcell Iletisim Hizmet AS                           226,187           1,550
Turkcell Iletisim Hizmet AS - ADR                       8,900             155
Turkiye Garanti Bankasi AS (AE)                       688,800           3,182
Turkiye Is Bankasi                                    373,580           3,395
Turkiye Vakiflar Bankasi Tao (AE)                     184,100           1,143
Yapi ve Kredi Bankasi (AE)                            148,900             829
                                                                 ------------
                                                                       43,610
                                                                 ------------

United Kingdom - 2.1%
Anglo American PLC                                    190,753           7,382
Genesis Smaller Companies                             266,584          13,809
Old Mutual PLC                                          2,300               8
SABMiller PLC                                          54,300           1,108
                                                                 ------------
                                                                       22,307
                                                                 ------------

United States - 0.0%
Mechel OAO - ADR                                        2,600              75
Polyus Gold Co. (AE)                                    2,900              70
                                                                 ------------
                                                                          145
                                                                 ------------

                                                       Emerging Markets Fund  47

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Venezuela - 0.2%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR                                        126,182           1,796
Siderurgica Venezolana Sivensa SACA                 1,306,495              34
                                                                 ------------
                                                                        1,830
                                                                 ------------

Zimbabwe - 0.0%
Delta Corp., Ltd. (A)                               1,138,003             357
OK Zimbabwe (A)                                     6,402,949             132
                                                                 ------------
                                                                          489
                                                                 ------------

TOTAL COMMON STOCKS
(cost $555,572)                                                       923,202
                                                                 ------------

PREFERRED STOCKS - 6.5%
Brazil - 5.6%
Banco Bradesco SA                                     203,366           7,999
Banco Itau Holding Financeira SA                      123,110           3,740
Brasil Telecom Participacoes SA                    30,900,000             218
Braskem SA                                            258,400           1,988
Caemi Mineracao e Metalurgica SA                      489,000             878
Centrais Eletricas Brasileiras SA (AE)             86,816,496           1,648
Cia de Tecidos do Norte de Minas - Coteminas        7,256,440             853
Cia Vale do Rio Doce                                  167,800           7,419
Empresa Brasileira de Aeronautica SA                   39,700             408
Gerdau SA                                                 200               4
Klabin SA                                             441,000             859
Perdigao SA                                            24,300           1,066
Petroleo Brasileiro SA                                912,572          19,390
Suzano Bahia Sul Papel e Celulose SA                  230,000           1,425
Tam SA (AE)                                            28,800             690
Tele Centro Oeste Celular Participacoes SA             16,632             239
Usinas Siderurgicas de Minas Gerais SA                231,800           7,578
Votorantim Celulose e Papel SA                        126,627           1,574
Weg SA                                                171,200             646
                                                                 ------------
                                                                       58,622
                                                                 ------------
Colombia - 0.0%
BanColombia SA                                          7,200              59
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

South Korea - 0.9%
Hyundai Motor Co.                                      41,560           2,356
Samsung Electronics Co., Ltd.                          11,709           6,870
                                                                 ------------
                                                                        9,226
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $29,566)                                                         67,907
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Malaysia - 0.0%
IJM Corp.
   2010 Warrants                                           71               7
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $1)                                                                   7
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.3%
(Number of Contracts)
Brazil - 0.1%
Bovespa Index Futures
   Feb 2006 38,270.00 (BRL)
   Call (15)                                              779               6
   Feb 2006 36,020.00 (BRL)
   Call (15)                                              733              48
   Feb 2006 33,863.61 (BRL)
   Call (95)                                            4,363             584
                                                                 ------------
                                                                          638
                                                                 ------------

South Korea - 0.2%
Kospi 200 Index
   Mar 2006 141.95 (KRW) Call (21)                      1,545             529
   Mar 2006 136.38 (KRW) Call (70)                      4,948           1,966
                                                                 ------------
                                                                        2,495
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $1,987)                                                           3,133
                                                                 ------------


 48  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.5%
United States - 3.5%
Frank Russell Investment Company Money Market
   Fund                                            32,973,000          32,973
United States Treasury Bills (c)(z)(sec.)
   4.023% due 03/16/06                                  4,000           3,981
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $36,954)                                                         36,954
                                                                 ------------

OTHER SECURITIES - 2.3%
Frank Russell Investment Company Money Market
   Fund (X)                                         8,677,615           8,678
State Street Securities Lending Quality Trust
   (X)                                             14,901,032          14,901
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $23,579)                                                         23,579
                                                                 ------------

TOTAL INVESTMENTS - 101.0%
(identified cost $647,659)                                          1,054,782

OTHER ASSETS AND LIABILITIES,
NET - (1.0%)                                                          (10,116)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,044,666
                                                                 ============

               A portion of the portfolio has been fair valued as of period end.

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  49

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 02/06 (41)                               4,192                 87

JSE-40 Index (South Africa)
   expiration date 03/06 (295)                              8,692                488

MSCI Singapore Index
   expiration date 02/06 (530)                             14,713                 79
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        654
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Feb 2006 33,863.61 (BRL) Put (95)                        4,363                (39)
   Feb 2006 36,020.00 (BRL) Put (15)                          733                 (6)
   Feb 2006 38,270.00 (BRL) Put (15)                          779                 (6)

South Korea
Kospi 200 Index Futures
   Mar 2006 141.95 (KRW) Put (21)                           1,545               (109)
   Mar 2006 136.38 (KRW) Put (70)                           4,948               (363)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $510)                                                     (523)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 50  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             447   BRL            1,000    03/15/06                 --
USD             894   BRL            2,000    03/15/06                 --
USD           1,035   BRL            2,400    03/15/06                 38
USD           1,310   BRL            3,000    03/15/06                 31
USD           1,324   BRL            3,000    03/15/06                 32
USD           1,336   BRL            3,100    03/15/06                 49
USD           1,723   BRL            4,000    03/15/06                 64
USD           3,680   BRL            8,500    03/15/06                119
USD              46   HKD              360    02/01/06                 --
USD              14   HKD              108    02/02/06                 --
USD             514   KRW          500,000    03/15/06                  5
USD           1,027   KRW        1,000,000    03/15/06                 10
USD           1,531   KRW        1,500,000    03/15/06                 25
USD           1,555   KRW        1,500,000    03/15/06                  1
USD           3,071   KRW        3,000,000    03/15/06                 42
USD           4,658   KRW        4,800,000    03/15/06                322
USD           8,155   KRW        8,400,000    03/15/06                559
USD             220   MXN            2,299    02/01/06                 --
USD               2   THB               79    02/02/06                 --
USD             442   THB           17,280    02/02/06                  1
USD             411   ZAR            2,509    02/02/06                  3
USD             312   ZAR            2,000    03/15/06                 17
USD             490   ZAR            3,000    03/15/06                  4
USD             492   ZAR            3,000    03/15/06                  2
USD           1,164   ZAR            7,000    03/15/06                (12)
USD           1,816   ZAR           11,000    03/15/06                 (6)
USD           8,389   ZAR           53,000    03/15/06                332
BRL              40   USD               18    02/01/06                 --
BRL              60   USD               27    02/01/06                 --
BRL              33   USD               15    02/02/06                 --
BRL             109   USD               49    02/02/06                 --
BRL             375   USD              168    02/02/06                 (1)
BRL           2,000   USD              880    03/15/06                (14)
BRL           3,000   USD            1,284    03/15/06                (57)
BRL           3,000   USD            1,285    03/15/06                (56)
BRL           5,000   USD            2,222    03/15/06                (12)
HUF         222,121   USD            1,073    02/02/06                  1
KRW         475,530   USD              492    02/02/06                 (1)
KRW       1,107,786   USD            1,141    02/03/06                 (8)
KRW       1,000,000   USD              984    03/15/06                (53)
KRW       1,200,000   USD            1,164    03/15/06                (80)
KRW       1,500,000   USD            1,508    03/15/06                (49)
KRW       1,500,000   USD            1,505    03/15/06                (52)
KRW       3,000,000   USD            3,085    03/15/06                (25)
MXN           2,499   USD              239    02/01/06                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
TRY             102   USD               77    02/01/06                 --
TRY             151   USD              114    02/02/06                 --
TRY             276   USD              208    02/02/06                 (1)
ZAR           2,929   USD              478    02/02/06                 (6)
ZAR           4,010   USD              659    02/07/06                 (3)
ZAR           1,500   USD              238    03/15/06                 (8)
ZAR           2,000   USD              325    03/15/06                 (4)
ZAR           2,000   USD              328    03/15/06                 (2)
ZAR           5,000   USD              809    03/15/06                (14)
ZAR           6,000   USD              988    03/15/06                  1
ZAR           8,500   USD            1,374    03/15/06                (25)
ZAR          14,000   USD            2,287    03/15/06                (17)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                               1,152
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  51

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   3.7          38,567
Consumer Discretionary                                    4.8          50,514
Consumer Staples                                          3.8          40,204
Financial Services                                       20.3         212,204
Health Care                                               0.5           4,656
Integrated Oils                                          13.9         144,745
Materials and Processing                                 17.0         177,821
Miscellaneous                                             1.1          11,993
Other Energy                                              2.9          30,190
Producer Durables                                         2.0          20,481
Technology                                               13.1         136,629
Utilities                                                11.8         123,105
Options Purchased                                         0.3           3,133
Warrants & Rights                                          --               7
Short-Term Investments                                    3.5          36,954
Other Securities                                          2.3          23,579
                                                 ------------    ------------

Total Investments                                       101.0       1,054,782
Other Assets and Liabilities, Net                        (1.0)        (10,116)
                                                 ------------    ------------

Net Assets                                              100.0       1,044,666
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
                                                          0.5           5,070
Africa                                                   10.7         112,361
Asia                                                     46.5         485,811
Europe                                                   11.5         119,635
Latin America                                            20.5         213,974
Middle East                                               3.3          34,946
Other Regions                                             3.6          37,099
United Kingdom                                            2.1          22,307
Other Securities                                          2.3          23,579
                                                 ------------    ------------

Total Investments                                       101.0       1,054,782
Other Assets and Liabilities, Net                        (1.0)        (10,116)
                                                 ------------    ------------

Net Assets                                              100.0       1,044,666
                                                 ============    ============

See accompanying notes which are an integral part of the schedules of investments.

 52  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.0%
Apartments - 17.1%
Apartment Investment & Management Co. Class A
   (o)(N)                                             412,075          17,521
Archstone-Smith Trust (o)                           1,186,005          55,576
AvalonBay Communities, Inc. (o)                       742,671          73,881
BRE Properties, Inc. Class A (o)(N)                    84,800           4,232
Camden Property Trust (o)(N)                          542,600          35,323
Equity Residential (o)                              1,292,600          54,819
Essex Property Trust, Inc. (o)                        215,500          21,416
GMH Communities Trust (o)(N)                          524,600           8,462
Mid-America Apartment Communities, Inc. (o)            20,100           1,026
Post Properties, Inc. (o)(N)                           31,900           1,298
United Dominion Realty Trust, Inc. (o)(N)             423,400          10,759
                                                                 ------------
                                                                      284,313
                                                                 ------------

Diversified - 5.8%
Colonial Properties Trust (o)                         113,300           5,237
iStar Financial, Inc. (o)                             125,700           4,512
Spirit Finance Corp. (o)(N)                           793,200           9,550
Vornado Realty Trust (o)                              866,972          76,588
                                                                 ------------
                                                                       95,887
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             96,500           2,247
                                                                 ------------

Health Care - 3.3%
Health Care REIT, Inc. (o)(N)                         109,103           4,057
Healthcare Realty Trust, Inc. (o)(N)                  191,000           6,693
LTC Properties, Inc. (o)                               56,500           1,275
National Health Investors, Inc. (o)(N)                117,250           3,213
Omega Healthcare Investors, Inc. (o)(N)               295,500           3,874
Ventas, Inc. (o)                                    1,166,650          35,699
                                                                 ------------
                                                                       54,811
                                                                 ------------

Industrial - 7.6%
AMB Property Corp. (o)(N)                             465,300          24,289
Centerpoint Properties Trust (o)                      289,900          14,390
First Potomac Realty Trust (o)(N)                      80,100           2,356
ProLogis (o)                                        1,682,900          86,198
                                                                 ------------
                                                                      127,233
                                                                 ------------

Lodging/Resorts - 8.7%
Hilton Hotels Corp.                                 1,224,400          30,524
Hospitality Properties Trust (o)(N)                    67,000           2,872
Host Marriott Corp. (o)(N)                          2,375,500          47,391
LaSalle Hotel Properties (o)(N)                       323,820          12,377

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         800,483          48,677
Strategic Hotel Capital, Inc. (o)(N)                  142,500           3,050
                                                                 ------------
                                                                      144,891
                                                                 ------------

Manufactured Homes - 0.8%
Equity Lifestyle Properties, Inc. (o)(N)              244,200          11,233
Sun Communities, Inc. (o)                              38,000           1,263
                                                                 ------------
                                                                       12,496
                                                                 ------------

Mixed Industrial/Office - 3.2%
Duke Realty Corp. (o)(N)                              474,000          17,197
Liberty Property Trust (o)                            549,475          24,869
PS Business Parks, Inc. (o)                           198,900          10,910
                                                                 ------------
                                                                       52,976
                                                                 ------------

Office - 19.0%
Alexandria Real Estate Equities, Inc. (o)             100,700           8,887
American Financial Realty Trust (o)(N)                224,500           2,790
BioMed Realty Trust, Inc. (o)(N)                      389,550          10,452
Boston Properties, Inc. (o)                         1,026,500          80,334
Brandywine Realty Trust (o)(N)                        836,181          26,298
Brookfield Properties Corp.                           974,900          29,452
CarrAmerica Realty Corp. (o)                          349,600          12,865
Columbia Equity Trust, Inc. (o)                       207,300           3,431
Corporate Office Properties Trust (o)(N)              317,900          12,872
Equity Office Properties Trust (o)                  1,148,800          36,555
Highwoods Properties, Inc. (o)(N)                     270,000           8,516
Kilroy Realty Corp. (o)                               246,800          16,681
Mack-Cali Realty Corp. (o)(N)                         211,100           9,440
Reckson Associates Realty Corp. (o)                   526,300          21,015
SL Green Realty Corp. (o)                             173,400          14,572
Trizec Properties, Inc. (o)                           996,300          23,204
                                                                 ------------
                                                                      317,364
                                                                 ------------

Regional Malls - 15.6%
CBL & Associates Properties, Inc. (o)(N)              173,300           7,334
General Growth Properties, Inc. (o)                 1,207,200          62,292
Macerich Co. (The) (o)                                687,900          49,921
Mills Corp. (The) (o)(N)                               59,500           2,466
Simon Property Group, Inc. (o)                      1,535,500         127,201
Taubman Centers, Inc. (o)                             306,000          11,490
                                                                 ------------
                                                                      260,704
                                                                 ------------

                                                 Real Estate Securities Fund  53

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Self Storage - 4.1%
Extra Space Storage, Inc. (o)(N)                      276,600           4,246
Public Storage, Inc. (o)                              646,400          46,909
Shurgard Storage Centers, Inc. Class A (o)(N)          80,000           4,824
U-Store-It Trust (o)                                  601,400          12,858
                                                                 ------------
                                                                       68,837
                                                                 ------------
Shopping Centers - 10.6%
Acadia Realty Trust (o)                               264,800           5,648
Developers Diversified Realty Corp. (o)               770,200          37,940
Equity One, Inc. (o)(N)                               213,100           5,108
Federal Realty Investors Trust (o)                    449,500          30,036
Inland Real Estate Corp. (o)(N)                       264,100           4,049
Kimco Realty Corp. (o)(N)                             330,000          11,580
Kite Realty Group Trust (o)(N)                        197,800           3,119
New Plan Excel Realty Trust (o)(N)                     88,900           2,191
Pan Pacific Retail Properties, Inc. (o)(N)            383,613          26,546
Ramco-Gershenson Properties Trust (o)(N)               83,200           2,344
Regency Centers Corp. (o)                             754,300          48,615
                                                                 ------------
                                                                      177,176
                                                                 ------------

Specialty - 1.1%
Plum Creek Timber Co., Inc. (o)(N)                    501,300          18,518
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,049,921)                                                   1,617,453
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.9%
Frank Russell Investment Company Money Market
   Fund                                            47,817,000          47,817
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $47,817)                                                         47,817
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 4.3%
Frank Russell Investment Company Money Market
   Fund (X)                                        26,688,903          26,689
State Street Securities Lending Quality Trust
   (X)                                             45,829,664          45,830
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $72,519)                                                         72,519
                                                                 ------------

TOTAL INVESTMENTS - 104.2%
(identified cost $1,170,257)                                        1,737,789

OTHER ASSETS AND LIABILITIES,
NET - (4.2%)                                                          (70,559)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,667,230
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 54  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 79.3%
Asset-Backed Securities - 23.2%
AAA Trust (p)
   Series 2005-2 Class A1
   4.634% due 11/26/35                                    659             660
Aegis Asset Backed Securities Trust (E)
   Series 2005-1 Class 1A1
   4.158% due 03/25/35                                    106             106
AmeriCredit Automobile
   Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  2,000           1,976
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   5.070% due 03/15/32                                  1,400           1,432
Banc of America Securities Auto Trust
   Series 2005-WF1 Class A4
   4.080% due 04/18/10                                  3,000           2,944
Bank One Issuance Trust
   Series 2004-A1 Class A1
   3.450% due 10/17/11                                  8,185           7,855
   Series 2004-B2 Class B2
   4.370% due 04/15/12                                  1,500           1,467
Bear Stearns Asset Backed
   Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   4.730% due 09/25/34                                    391             391
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,113
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                    661             664
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,065
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           7,606
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    199             200
Capital Auto Receivables Asset Trust
   Series 2004-1 Class A3
   2.000% due 11/15/07                                    596             589
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  3,000           2,962
Capital One Auto Finance Trust
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  2,000           1,971

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,000
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             974
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,463
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,425
   Series 2005-2 Class A4
   4.340% due 09/15/10                                  2,000           1,966
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   4.610% due 06/25/35                                    235             235
   Series 2005-OPT Class A1A
   4.620% due 05/25/35                                    349             349
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                  1,750           1,742
Chase Credit Card Master Trust (E)
   Series 2001-1 Class A
   4.260% due 06/16/08                                  1,800           1,800
Chase Issuance Trust
   Series 2004-A9 Class A9
   3.220% due 06/15/10                                  7,000           6,809
Chase Manhattan Auto Owner Trust
   Series 2002-B Class A4
   4.210% due 01/15/09                                  3,478           3,477
   Series 2004-A Class A4 (N)
   2.830% due 09/15/10                                  1,800           1,744
   Series 2005-A Class A4
   3.980% due 04/15/11                                  1,000             976
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                  1,000             983
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                     77              77
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                    857             845
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                  1,150           1,139
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    772             775
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    567             569

                                                    Short Duration Bond Fund  55

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3 (N)
   3.100% due 03/10/10                                  1,000             964
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,693
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  6,975           6,818
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  3,425           3,336
   Series 2006-A2 Class A2
   4.850% due 02/10/11                                  3,300           3,299
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2005-HE3 Class A2A
   4.301% due 09/25/35                                  1,046           1,046
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                     93              93
CNH Wholesale Master Note Trust (E)
   Series 2005-1 Class A
   4.580% due 06/15/11                                  1,500           1,499
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,390           2,351
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,045
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   4.770% due 12/25/31                                    244             244
   Series 2005-4 Class 3AV1
   4.271% due 10/25/35                                  1,583           1,583
   Series 2005-5 Class 2A1
   4.271% due 10/25/35                                    518             518
   Series 2005-9 Class 2A1
   4.291% due 08/25/35                                    932             932
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2005-HYB Class 5A1
   1.000% due 02/20/36                                  1,389           1,380
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  2,330           2,299
   Series 2005-A Class A4
   3.740% due 02/08/10                                  8,100           7,924
Dillard Credit Card Master Trust
   Series 2002-2 Class A
   3.800% due 09/15/10                                  3,650           3,625
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,226

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-2 Class B
   5.450% due 10/15/09                                  1,000           1,005
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,246
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   4.590% due 04/25/35                                  1,331           1,331
Fannie Mae Grantor Trust (E)
   Series 2002-T10 Class A1
   4.158% due 06/25/32                                  5,732           5,731
   Series 2005-T4 Class A1A
   4.088% due 09/25/35                                  1,568           1,568
Federal Farm Credit Bank
   12.250% due 02/01/07                                 2,446           2,500
Federal Home Loan Bank System
   Series 2004-900 Class 1
   3.920% due 09/25/09                                  1,679           1,626
Fifth Third Auto Trust
   Series 2004-A Class A3
   3.190% due 02/20/08                                  2,000           1,983
Finance America Mortgage Loan Trust (E)
   Series 2004-1 Class 2A1
   4.361% due 06/25/34                                    231             231
First National Master Note Trust (E)
   Series 2003-1 Class A
   4.570% due 08/15/08                                  1,000           1,000
First NLC Trust (E)
   Series 2005-2 Class AV1
   4.301% due 09/25/35                                    563             563
Fleet Credit Card Master Trust II
   Series 2001-B Class B
   5.900% due 12/15/08                                  1,100           1,104
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  8,225           8,120
   Series 2005-B Class A4
   4.380% due 01/15/10                                    500             494
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,236
   Series 2005-C Class B
   4.520% due 09/15/10                                  1,000             983
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                    879             858

 56  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   4.690% due 12/20/15                                    534             534
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   5.380% due 01/25/18                                    655             654
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   4.780% due 07/20/09                                  1,000           1,002
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,500           1,485
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  1,154           1,144
   Series 2005-1 Class A4
   4.560% due 11/15/13                                  1,300           1,285
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   4.820% due 03/25/34                                    808             808
Hertz Vehicle Financing LLC (p)
   Series 2005-2A Class A2
   4.930% due 02/25/10                                  2,500           2,492
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  5,505           5,415
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  2,000           1,959
   Series 2003-4 Class A4
   2.790% due 03/16/09                                  1,000             978
   Series 2003-5 Class A3
   2.300% due 10/18/07                                    529             524
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,083
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,935
Household Automotive Trust
   Series 2005-3 Class A2
   4.700% due 01/17/09                                  2,600           2,595
Hyundai Auto Receivables Trust
   Series 2004-A Class A3
   2.970% due 05/15/09                                  1,000             982
   Series-A Class A3
   3.980% due 11/16/09                                  1,500           1,477
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  3,245           3,260
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   4.610% due 09/25/35                                    419             419

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long Beach Auto Receivables Trust
   Series 2005-B Class A3
   4.406% due 05/15/10                                  1,500           1,484
Marlin Leasing Receivables LLC (p)
   Series 2005-1A Class A3
   4.630% due 11/17/08                                  1,650           1,637
MBNA Credit Card Master Note Trust
   Series 2003-A6 Class A6
   2.750% due 10/15/10                                  1,430           1,365
   Series 2004-A4 Class A4
   2.700% due 09/15/09                                 11,005          10,720
   Series 2005-A7 Class A7
   4.300% due 02/15/11                                  1,500           1,479
Merrill Auto Trust Securitization
   Series 2005-1 Class A3
   4.100% due 08/25/09                                  3,000           2,962
Morgan Stanley Dean Witter
   Capital I (E)
   Series 2002-HE1 Class A2
   4.368% due 07/25/32                                      3               3
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                    671             671
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,043           1,029
National City Bank
   2.700% due 08/24/09                                     --              --
Navistar Financial Corp. Owner Trust
   Series 2002-A Class A4
   4.760% due 04/15/09                                    410             410
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  2,092           2,119
Nissan Auto Lease Trust
   Series 2005-A Class A3
   4.700% due 10/15/08                                  3,000           2,989
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A3
   3.540% due 10/15/08                                  1,650           1,626
   Series 2005-B Class A3
   3.990% due 07/15/09                                  1,600           1,580
Nordstrom Private Label Credit Card Master Note
   Trust (p)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,496
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,955

                                                    Short Duration Bond Fund  57

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    691             691
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  1,996           2,009
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,905           2,849
   Series 2005-2 Class A1
   4.850% due 06/25/11                                  1,325           1,323
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5 Class AF2
   3.735% due 12/25/34                                    965             953
   Series 2005-3 Class AF3
   4.437% due 07/25/35                                  2,000           1,967
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,174
PSE&G Transition Funding LLC
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  1,160           1,163
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,170           1,183
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,056
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                    587             584
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS1 Class AII1
   4.168% due 06/25/27                                    897             897
   Series 2004-RS2 Class AIIB
   4.780% due 02/25/34                                  1,138           1,139
   Series 2004-RS8 Class AII1
   4.670% due 05/25/26                                    305             305
SLM Student Loan Trust (p)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,892
Specialty Underwriting & Residential Finance (E)
   Series 2004-BC4 Class A2A
   4.188% due 10/25/35                                    497             497
Susquehanna Auto Lease Trust (p)
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  4,000           3,976
   Series 2005-1 Class B
   4.710% due 07/14/08                                  1,700           1,687

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,595
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  2,909           2,795
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  1,240           1,228
   Series 2003-B Class A3
   2.480% due 03/12/08                                    361             359
   Series 2004-A Class A3
   1.900% due 07/14/08                                    746             741
   Series 2006-A Class A3
   4.770% due 01/12/11                                  2,000           1,990
USAA Auto Owner Trust
   Series 2004-2 Class A3
   3.030% due 06/16/08                                  4,169           4,131
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,665
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  4,000           3,921
Wachovia Auto Owner Trust
   Series 2004-A Class A3
   3.190% due 06/20/08                                  1,865           1,848
   Series 2004-A Class A4
   3.660% due 07/20/10                                 10,500          10,278
   Series 2004-B Class A3
   2.910% due 04/20/09                                  5,000           4,928
Wells Fargo Financial
   Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,950
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                    555             558
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  1,154           1,145
   Series 2004-1 Class A3
   2.190% due 06/20/08                                    996             990
Whole Auto Loan Trust
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                    604             601
   Series 2003-1 Class B
   2.240% due 03/15/10                                    364             359
                                                                 ------------
                                                                      278,786
                                                                 ------------

 58  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corporate Bonds and Notes - 17.8%
ABN Amro Bank NV
   7.125% due 06/18/07                                  1,700           1,743
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           3,853
Altria Group, Inc. (N)
   7.650% due 07/01/08                                  1,500           1,583
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  3,440           3,362
American General Finance Corp. (E)
   Series MTNG
   4.544% due 03/23/07                                    200             200
Associates Corp. of North America
   6.250% due 11/01/08                                  1,900           1,961
   8.550% due 07/15/09                                    750             832
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,080
Bank of Montreal
   7.800% due 04/01/07                                  3,000           3,092
Bank One Corp.
   2.625% due 06/30/08                                  3,050           2,887
BankAmerica Corp.
   6.250% due 04/01/08                                  2,000           2,050
   7.125% due 03/01/09                                  1,500           1,588
BB&T Corp. (E)
   Series BKNT
   4.510% due 06/04/07                                  3,500           3,503
BellSouth Corp.
   4.200% due 09/15/09                                  6,980           6,753
British Aerospace Finance, Inc. (p)
   7.000% due 07/01/07                                    900             920
Capital One Bank
   Series BKNT
   6.700% due 05/15/08                                    495             510
Capital One Financial Corp.
   7.125% due 08/01/08                                  1,450           1,515
CIT Group, Inc.
   4.120% due 09/20/07 (E)                              3,800           3,812
   5.000% due 11/24/08                                  7,050           7,034
   4.250% due 02/01/10 (N)                              2,325           2,250
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   4.490% due 03/07/08                                  1,600           1,600
Citigroup, Inc.
   4.500% due 06/04/07 (E)                              1,000           1,001
   6.200% due 03/15/09                                  5,700           5,889
Consolidated Edison Co. of New York
   Series B
   7.150% due 12/01/09                                  1,000           1,071
CSX Corp.
   6.250% due 10/15/08                                  2,000           2,057

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,140
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             489
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  2,000           1,925
Fifth Third Bank (N)
   Series BKNT
   4.200% due 02/23/10                                  1,000             971
FleetBoston Financial Corp.
   6.375% due 05/15/08                                  4,185           4,300
Ford Motor Credit Co.
   7.750% due 02/15/07 (N)                                200             196
   5.450% due 03/21/07 (E)                              2,800           2,743
   7.260% due 11/02/07 (E)                                200             196
GATX Rail Corp.
   6.750% due 05/01/09                                  2,500           2,575
General Electric Capital Corp.
   4.714% due 10/21/10 (E)                              2,000           2,000
   Series MTNA (N)
   4.625% due 09/15/09                                  6,460           6,376
General Mills, Inc.
   5.125% due 02/15/07                                  3,890           3,896
Goldman Sachs Group, Inc.
   4.202% due 10/05/07 (E)                              2,000           2,004
   4.950% due 10/07/11 (E)                              3,000           3,018
   Series MTNB (E)
   4.524% due 07/23/09                                  2,000           2,012
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,584
HSBC Finance Corp.
   4.430% due 02/28/07 (E)                              3,200           3,202
   6.500% due 11/15/08                                 10,130          10,513
International Lease Finance Corp.
   5.625% due 06/01/07 (N)                              1,600           1,609
   6.375% due 03/15/09                                  1,500           1,552
   4.750% due 07/01/09                                  2,250           2,219
   Series MTNP
   3.125% due 05/03/07                                  2,200           2,145
Lehman Brothers Holdings, Inc.
   7.875% due 08/15/10                                  1,000           1,110
   Series MTNG
   3.950% due 11/10/09                                  1,000             958
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,547
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,750           1,911

                                                    Short Duration Bond Fund  59

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
   4.831% due 10/27/08                                  3,925           3,904
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  4,000           3,912
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,260
Morgan Stanley
   4.765% due 07/27/07 (E)(N)                           3,000           3,004
   3.875% due 01/15/09                                  2,000           1,933
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,339
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,233
New York Life Global Funding (E)(p)
   4.460% due 02/26/07                                  2,500           2,502
Northern States Power
   6.875% due 08/01/09                                  3,000           3,160
Ohio Edison Co.
   4.000% due 05/01/08                                  1,100           1,072
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    400             402
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           1,995
   2.800% due 06/26/08                                  5,600           5,332
Residential Capital Corp.
   6.125% due 11/21/08                                  2,000           2,020
   6.375% due 06/30/10                                  2,000           2,050
SBC Communications Capital Corp.
   Series MTND
   6.680% due 11/28/07                                  1,075           1,100
SLM Corp.
   3.625% due 03/17/08                                  7,200           6,993
Sprint Capital Corp.
   6.375% due 05/01/09                                  3,775           3,902
Texas Eastern Transmission, LP
   5.250% due 07/15/07                                  2,900           2,899
Textron, Inc.
   6.375% due 11/15/08                                  2,500           2,583
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,621
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,080
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  1,650           1,652
US Bank NA
   Series BKNT
   4.125% due 03/17/08                                  1,600           1,574
US Central Credit Union
   2.750% due 05/30/08                                  1,880           1,791

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Bank NA (N)
   Series BKNT
   4.375% due 08/15/08                                  2,250           2,219
Wachovia Corp.
   5.625% due 12/15/08 (N)                              8,200           8,355
   Series * (N)(E)
   4.600% due 07/20/07                                  3,500           3,504
Wells Fargo & Co.
   4.125% due 03/10/08 (N)                                820             807
   6.250% due 04/15/08                                  8,337           8,570
                                                                 ------------
                                                                      214,105
                                                                 ------------

International Debt - 2.7%
Brazilian Government International Bond
   10.271% due 06/29/09 (E)                             1,150           1,337
   8.000% due 01/15/18                                  2,000           2,187
British Telecommunications PLC
   7.000% due 05/23/07                                  1,700           1,740
Eksportfinans A/S
   4.750% due 12/15/08                                  7,800           7,788
Eli Lilly Services, Inc. (E)(p)
   3.907% due 09/12/08                                  4,000           4,002
HBOS Treasury Services PLC (p)
   3.500% due 11/30/07                                  2,000           1,952
   3.750% due 09/30/08                                  1,000             971
HSBC Bank PLC
   6.950% due 03/15/11                                  1,000           1,073
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,494
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   4.689% due 03/14/36                                  1,783           1,786
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,229
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,080
Peru Government International Bond
   9.125% due 01/15/08                                    900             956
Province of Ontario
   5.500% due 10/01/08                                  1,500           1,524
Royal Bank of Scotland PLC (E)(p)
   4.664% due 07/21/08                                    900             900
                                                                 ------------
                                                                       32,019
                                                                 ------------

 60  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mortgage-Backed Securities - 21.3%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  2,320           2,272
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    810             793
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  2,229           2,143
Banc of America Funding Corp. (E)
   Series 2005-D Class A1
   4.116% due 05/25/35                                  9,832           9,572
Banc of America Mortgage Securities
   Series 2004-2 Class 2A1
   5.250% due 03/25/34                                  1,290           1,282
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    355             360
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.487% due 10/20/32                                     49              49
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 5A1
   5.448% due 04/25/33                                    527             524
   Series 2003-8 Class 2A1 (E)
   4.827% due 01/25/34                                    539             533
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.418% due 05/25/35                                  1,529           1,532
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    547             536
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    373             378
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,046
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    762             760
   Series 2003-PWR Class A1
   3.432% due 05/11/39                                    727             701
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,464           1,409
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,379           1,326
Commercial Mortgage Pass Through Certificates
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             960

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    249             251
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    633             628
   Series 2004-12C Class 1A1
   5.000% due 07/25/19                                  3,112           3,042
   Series 2005-34C Class 1A6
   5.500% due 09/25/35                                  3,882           3,875
   Series 2005-73C Class 1A8
   5.500% due 01/25/36                                  3,975           3,956
Credit Suisse First Boston Mortgage (E)(p)
   Series 2002-P3 Class A
   1.691% due 08/25/33                                    269             270
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-AR2 Class 2A2
   5.641% due 10/25/32                                     31              31
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             973
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    869             842
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  1,700           1,652
   Series 2005-C5 Class A1
   5.046% due 08/15/38                                  3,682           3,678
Fannie Mae
   30 Year TBA (I)
   5.500%                                               3,000           2,967
   6.000% due 2008                                         89              91
   5.500% due 2009                                      2,027           2,073
   6.000% due 2010                                        192             195
   6.500% due 2010                                        158             162
   6.000% due 2011                                        205             210
   6.500% due 2011                                        129             133
   4.500% due 2013                                      2,821           2,766
   5.000% due 2013                                      2,854           2,843
   5.500% due 2013                                        374             377
   6.000% due 2013                                        447             456
   6.000% due 2014                                      2,196           2,244
   5.500% due 2016                                      1,275           1,282
   5.000% due 2017                                        101             101
   5.500% due 2017                                      1,969           1,982
   6.000% due 2017                                        203             209
   4.500% due 2018                                        141             137

                                                    Short Duration Bond Fund  61

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 2018                                      4,491           4,445
   4.500% due 2019                                        336             327
   5.000% due 2019                                        528             522
   4.500% due 2020                                        448             435
   5.000% due 2020                                        370             365
   5.500% due 2022                                      1,390           1,388
   5.500% due 2033                                         86              86
   6.000% due 2033                                         33              33
   5.500% due 2034                                     16,152          16,006
   4.660% due 2035 (E)                                  3,981           3,924
   4.683% due 2035 (E)                                    630             624
   4.900% due 2035 (E)                                 34,865          34,656
   5.500% due 2035                                     22,163          21,934
   4.269% due 2041 (E)                                  1,166           1,181
   4.219% due 2042 (E)                                  1,046           1,051
   Series 1994-1 Class K
   6.500% due 06/25/13                                     64              64
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    509             506
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    314             302
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                    381             379
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  3,500           3,449
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,189
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  2,500           2,458
   Series 2003-67 Class TA
   3.000% due 08/25/17                                  3,816           3,575
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    683             653
   Series 2003-92 Class BR
   5.000% due 04/25/14                                    426             424
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  2,226           2,056
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  2,618           2,591
Fannie Mae Grantor Trust (E)
   Series 2005-T2 Class 1A1
   4.535% due 11/28/35                                    167             167
Fannie Mae-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  1,308           1,326
Federal Home Loan Bank System
   Series 2005-058 Class H
   4.750% due 10/25/10                                  3,976           3,941
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H00 Class A2
   1.876% due 03/15/08                                     72              72
   Series 2005-63 Class 1A1 (E)
   4.526% due 02/25/45                                  1,768           1,776

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   8.000% due 06/01/10                                     35              35
   4.926% due 07/01/35 (E)                              1,000             993
   Series 1993-164 Class PD
   4.500% due 09/15/08                                    116             116
   Series 2003-255 Class PB
   5.500% due 08/15/30                                     74              74
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,475           1,421
   Series 2003-258 Class QK
   4.000% due 04/15/22                                    147             146
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,350           1,292
   Series 2003-262 Class KP
   2.870% due 12/15/16                                  3,154           2,966
   Series 2003-263 Class CD
   4.000% due 10/15/26                                  1,500           1,443
   Series 2003-263 Class NK
   4.000% due 02/15/15                                    449             447
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    900             893
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  2,379           2,309
   Series 2003-271 Class OJ
   3.500% due 03/15/11                                  1,393           1,384
   Series 2004-276 Class EA
   4.500% due 04/15/13                                  1,520           1,507
   Series 2004-276 Class NL
   3.250% due 03/15/14                                  4,097           3,937
   Series 2004-278 Class HE
   4.000% due 09/15/17                                  3,727           3,591
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,576           1,548
   Series 2005-305 Class AP
   5.500% due 01/15/27                                  2,887           2,906
Freddie Mac Gold
   4.000% due 2007                                        957             938
   4.000% due 2008                                        808             790
   4.500% due 2008                                        900             893
   5.500% due 2008                                        111             112
   6.500% due 2008                                        107             110
   5.500% due 2009                                        259             261
   6.000% due 2009                                        164             166
   6.500% due 2009                                        369             377
   6.000% due 2010                                        150             152

 62  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2011                                        525             535
   6.000% due 2013                                        140             143
   5.500% due 2014                                        596             601
   6.000% due 2014                                        145             148
   6.000% due 2016                                        616             629
   5.500% due 2017                                        988             994
   5.000% due 2018                                        605             599
   6.000% due 2028                                        133             136
   5.500% due 2029                                        936             930
   6.000% due 2029                                        277             281
   6.000% due 2031                                        368             372
   6.000% due 2032                                        464             470
   6.000% due 2033                                        792             802
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                  1,480           1,491
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  2,800           2,730
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,688           1,657
Ginnie Mae I
   7.000% due 2007                                          4               4
   6.000% due 2008                                         87              88
   9.500% due 2017                                          1               1
Ginnie Mae II (E)
   3.750% due 2027                                        142             142
   4.000% due 2032                                        282             281
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,740           2,656
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.409% due 06/25/34                                  1,981           1,942
Impac CMB Trust (E)
   Series 2004-2 Class A2
   4.780% due 04/25/34                                    474             474
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    774             756
   Series 2005-LDP Class A1
   4.655% due 08/15/42                                  1,791           1,775
   4.613% due 10/15/42                                  2,618           2,590
   Series 2005-LDP Class A2
   4.790% due 10/15/42                                  2,150           2,114
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                  1,288           1,247
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,825           1,755

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                     57              57
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   4.710% due 06/15/30                                  1,401           1,399
Morgan Stanley Capital I
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,450           1,406
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    740             712
   Series 2005-HQ6 Class A1
   4.646% due 08/13/42                                  1,987           1,967
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A1
   5.020% due 10/15/35                                    242             242
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    320             324
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   4.930% due 02/25/34                                    254             255
   Series 2004-CL1 Class 2A2
   4.930% due 02/25/19                                     65              65
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   4.720% due 07/25/19                                    115             115
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,160           1,099
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   4.327% due 09/19/32                                    103             103
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    111             111
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    410             415
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  1,902           1,849
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,489           1,443
Washington Mutual, Inc.
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    639             635

                                                    Short Duration Bond Fund  63

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-AR6 Class A (E)
   4.563% due 06/25/42                                    581             582
   Series 2002-AR9 Class 1A (E)
   4.726% due 08/25/42                                  1,268           1,257
   Series 2004-AR1 Class A2A (E)
   4.620% due 11/25/34                                  2,584           2,590
   Series 2005-AR1 Class A1A1 (E)
   4.820% due 10/25/45                                    484             485
Wells Fargo Mortgage Backed Securities
   Series 2005 Class 13
   4.980% due 12/25/33                                  1,300           1,287
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-9 Class 1A1
   4.750% due 10/25/35                                  2,875           2,820
                                                                 ------------
                                                                      256,875
                                                                 ------------

Non-US Bonds - 0.0%
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                            JPY  60,000             514
                                                                 ------------

United States Government Agencies - 0.3%
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,626
   Zero coupon due 04/27/10                               749             677
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,021
                                                                 ------------
                                                                        3,324
                                                                 ------------
United States Government Treasuries - 14.0%
United States Treasury Notes
   3.125% due 05/15/07                                 36,190          35,540
   3.625% due 06/30/07                                 97,310          96,075
   2.750% due 08/15/07                                  4,000           3,894
   4.375% due 11/15/08                                  6,300           6,281
   3.375% due 12/15/08                                 10,450          10,138
   3.375% due 10/15/09                                 17,250          16,594
                                                                 ------------
                                                                      168,522
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $967,015)                                                       954,145
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (A)                                      219           2,337
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,337
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Jun 2006 93.50 Put (94)                             21,973               1
   Sep 2006 92.75 Put (196)                            45,448               1
   Dec 2006 92.25 Put (250)                            57,656               2
   Dec 2006 92.50 Put (395)                            91,344               2
   Dec 2006 92.75 Put (72)                             16,695               2
Swaptions
   USD Three Month LIBOR (Fund Pays)/USD 4.250%
   (Fund Receives)
   Oct 2006 0.00 Call (2)                              11,000               3
   USD Three Month LIBOR (Fund Pays)/USD 4.500%
   (Fund Receives)
   Apr 2006 0.00 Call (1)                               5,000              --
   Aug 2006 0.00 Call (1)                              10,000               6
   Oct 2006 0.00 Call (4)                              31,600              27
   USD Three Month LIBOR (Fund Pays)/USD 4.750%
   (Fund Receives)
   Aug 2006 0.00 Call (1)                               5,000               8
   USD Three Month LIBOR (Fund Pays)/USD 4.800%
   (Fund Receives)
   Feb 2006 0.00 Call (1)                               5,100              --
   Dec 2006 0.00 Call (1)                              12,000              37
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $324)                                                                89
                                                                 ------------


 64  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 21.2%
American Electric Power Co., Inc.
   Series A
   6.125% due 05/15/06                                  5,790           5,808
Aristar, Inc.
   7.250% due 06/15/06                                  3,005           3,031
Associates Corp. of North America
   Series MTNH
   7.250% due 05/08/06                                  2,000           2,013
   7.240% due 05/17/06                                  1,000           1,007
BankAmerica Corp.
   6.200% due 02/15/06                                    750             750
Barclays US Funding, LLC (c)(z)
   4.190% due 02/27/06                                  1,400           1,396
BNP Paribas (c)(z)
   4.235% due 02/14/06                                  5,100           5,092
   4.155% due 02/27/06                                  7,000           6,979
Boeing Co.
   8.100% due 11/15/06                                  2,375           2,431
Brazilian Government International Bond (E)
   5.188% due 04/15/06                                    208             208
British Sky Broadcasting PLC
   7.300% due 10/15/06                                  2,000           2,027
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                    340             340
Citibank New York Commercial Paper (c)(z)
   4.290% due 02/15/06                                 10,000          10,000
Continental Cablevision, Inc.
   8.300% due 05/15/06                                    400             404
COX Communications, Inc.
   7.750% due 08/15/06                                  2,900           2,936
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,204
   4.990% due 05/24/06 (E)                              2,800           2,803
Devon Energy Corp.
   2.750% due 08/01/06                                  4,954           4,894
Dominion Resources, Inc.
   Series G
   3.660% due 11/15/06                                  1,800           1,779
Fannie Mae (E)
   4.376% due 09/22/06                                  1,600           1,599
Fannie Mae Discount Notes (c)(z)
   4.064% due 02/01/06                                 14,400          14,400
Federal National Mortgage Association Discount
   Note (c)(z)
   4.234% due 03/15/06                                 11,000          10,945

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association Discount
   Notes (c)(z)
   4.435% due 04/26/06                                 11,100          10,979
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,484
France Telecom SA
   7.200% due 03/01/06                                  1,200           1,202
Frank Russell Investment Company Money Market
   Fund                                            53,002,334          53,002
General Motors Acceptance Corp.
   5.520% due 04/13/06 (E)                              2,300           2,294
   5.243% due 05/18/06 (E)                                400             398
   6.125% due 09/15/06                                    300             297
   5.500% due 01/16/07 (E)                                200             195
Government Trust Certificate
   8.500% due 04/01/06                                    228             233
GTE Corp.
   6.360% due 04/15/06                                  3,000           3,008
HBOS Treasury Services PLC
   4.190% due 02/27/06 (c)(z)                           3,500           3,489
   4.649% due 01/12/07 (E)(p)                             900             901
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,002
Historic TW, Inc.
   8.110% due 08/15/06                                  2,000           2,030
HSBC Bank PLC
   7.625% due 06/15/06                                  4,500           4,543
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,001
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,469
Kroger Co. (The)
   8.150% due 07/15/06                                  3,885           3,934
NiSource Finance Corp.
   3.200% due 11/01/06                                  2,795           2,757
NiSource, Inc.
   3.628% due 11/01/06                                  1,300           1,287
Northrop Grumman Corp.
   7.000% due 03/01/06                                  2,000           2,003
Pepco Holdings, Inc.
   3.750% due 02/15/06                                  3,654           3,652
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                    682             686
Progress Energy, Inc.
   6.750% due 03/01/06                                  4,000           4,006
Prudential Financial, Inc.
   4.104% due 11/15/06                                    500             497
Rabobank USA Financial Corp. (c)(z)
   4.470% due 02/01/06                                 11,100          11,100

                                                    Short Duration Bond Fund  65

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Safeway, Inc.
   6.150% due 03/01/06                                  4,000           3,999
Societe Generale NA (z)
   4.145% due 02/01/06 (c)                              1,100           1,100
   4.430% due 04/20/06                                  5,900           5,841
Sprint Capital Corp.
   4.780% due 08/17/06                                  3,000           2,996
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                    397             395
Swedbank (c)(z)
   4.170% due 02/03/06                                  5,900           5,899
Swiss Bank Corp.
   7.250% due 09/01/06                                  1,500           1,517
TCI Communications, Inc.
   6.875% due 02/15/06                                  2,109           2,110
Time Warner, Inc.
   6.125% due 04/15/06                                  1,900           1,904
Tyco International Group SA
   6.375% due 02/15/06                                  4,000           4,002
UBS Financial Del, LLC (z)
   4.470% due 02/01/06 (c)                              9,700           9,700
   4.155% due 02/28/06 (c)                                400             399
   4.505% due 04/24/06                                  2,000           1,978
Union Bank Switzerland
   7.250% due 07/15/06                                  1,000           1,010
United States Treasury Bills (c)(z)
   3.978% due 03/02/06 (sec.)                              60              60
   3.987% due 03/02/06 (sec.)                             110             110
   3.988% due 03/02/06 (sec.)                             225             224
   3.991% due 03/02/06 (sec.)                              30              30
   3.916% due 03/16/06 (sec.)                           1,195           1,190
   3.921% due 03/16/06                                    500             498
   4.021% due 03/16/06 (sec.)                             100             100
USX Corp.
   6.650% due 02/01/06                                    600             600
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                  3,785           3,789
Wells Fargo & Co.
   4.581% due 09/15/06 (E)(N)                           3,000           3,003
   Series MTNH
   6.750% due 10/01/06                                  1,930           1,951
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $255,285)                                                       254,900
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 1.4%
Frank Russell Investment Company Money Market
   Fund (X)                                         6,023,238           6,023
State Street Securities Lending Quality Trust
   (X)                                             10,342,987          10,343
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $16,366)                                                         16,366
                                                                 ------------

TOTAL INVESTMENTS - 102.1%
(identified cost $1,241,298)                                        1,227,837

OTHER ASSETS AND LIABILITIES,
NET - (2.1%)                                                          (25,228)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,202,609
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 66  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 12/06 (625)                        148,609              (41)
   expiration date 03/07 (650)                        154,635             (184)
   expiration date 06/07 (373)                         88,760             (135)
   expiration date 09/07 (226)                         53,785              (86)
   expiration date 12/07 (192)                         45,689              (76)

United States Treasury 2 Year Notes expiration
   date 03/06 (67)                                     13,725              (34)

Short Positions
United States Treasury 5 Year Notes expiration
   date 03/06 (292)                                    30,874              198

United States Treasury 10 Year Notes expiration
   date 03/06 (82)                                      8,892               86
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (272)
                                                                  ============

OPTIONS WRITTEN                                    NOTIONAL          MARKET
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Eurodollar Futures
   Dec 2006 95.00 Put (12)                              2,850               (6)
   Dec 2006 95.25 Put (338)                            77,951             (271)
   Dec 2006 95.50 Put (40)                              9,550              (49)
Swaptions
GBP 4.500% (Fund Pays)/
   GBP Six Month LIBOR (Fund Receives)
   Dec 2006 0.00 Put (1)                                3,024               (9)
USD Three Month LIBOR (Fund Pays)/
   USD 4.300% (Fund Receives)
   Oct 2006 0.00 Call (1)                               3,000               (4)
USD Three Month LIBOR (Fund Pays)/
   USD 4.310% (Fund Receives)
   Oct 2006 0.00 Call (2)                               3,000               (3)
USD Three Month LIBOR (Fund Pays)/
   USD 4.530% (Fund Receives)
   Aug 2006 0.00 Call (1)                               4,000               (8)
USD Three Month LIBOR (Fund Pays)/
   USD 4.540% (Fund Receives)
   Apr 2006 0.00 Call (1)                               2,000               (1)
   Oct 2006 0.00 Call (2)                               7,700              (24)
USD Three Month LIBOR (Fund Pays)/
   USD 4.560% (Fund Receives)
   Oct 2006 0.00 Call (1)                               6,000              (21)
USD Three Month LIBOR (Fund Pays)/
   USD 4.780% (Fund Receives)
   Aug 2006 0.00 Call (1)                               2,000              (10)
USD Three Month LIBOR (Fund Pays)/
   USD 4.810% (Fund Receives)
   Feb 2006 0.00 Call (1)                               1,100               --
USD Three Month LIBOR (Fund Pays)/
   USD 4.850% (Fund Receives)
   Dec 2006 0.00 Call (1)                               5,000              (44)
                                                                  ------------

Total Liability for Options Written
   (premiums received $638)                                               (450)
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Short Duration Bond Fund  67

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             264   JPY           30,307    02/14/06                 (5)
JPY          61,632   USD              535    02/14/06                  8
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                   3
                                                           ==============

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
           COUNTER                  NOTIONAL                                                       TERMINATION         VALUE
            PARTY                    AMOUNT        FUND RECEIVES            FUND PAYS                  DATE              $
-----------------------------   ----------------   -------------   ----------------------------   --------------   --------------
Barclays Bank PLC               GBP    2,800            5.000%     Six Month LIBOR                   06/15/07                  16
                                                                   Consumer Price Index
BNP Paribas                     EUR    1,200            2.090%       (France)                        10/15/10                   6
Goldman                         USD    2,600            5.000%     Three Month LIBOR                 06/21/11                  (2)
Lehman Brothers                 GBP    1,500            4.500%     Six Month LIBOR                   09/20/09                  (9)
Merrill Lynch                   GBP    1,600            4.500%     Six Month LIBOR                   09/20/09                 (10)
UBS                             USD   36,800            5.000%     Three Month LIBOR                 06/21/08                  32
                                                                                                                   --------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $45                                         33
                                                                                                                   ==============

See accompanying notes which are an integral part of the schedules of investments.

 68  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 95.2%
Asset-Backed Securities - 6.7%
AAA Trust
   Series 2005-2 Class A1
   4.634% due 11/26/35                                    691             691
Aames Mortgage Investment Trust
   Series 2005-2 Class 1A1
   4.610% due 07/25/35                                     11              11
ABSC NIMs Trust (p)
   Series 2005-HE6 Class A1
   5.050% due 08/27/35                                    404             400
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   4.830% due 07/25/34                                    243             243
ACE Securities Corp. (E)
   Series 2005-SD3 Class A
   4.930% due 08/25/45                                  1,367           1,367
Ameriquest Mortgage Securities, Inc.
   Series 2002-D Class M1
   7.030% due 02/25/33                                    205             206
   Series 2004-R10 Class A5 (E)
   4.920% due 11/25/34                                    369             370
   Series 2004-R7 Class A6 (E)
   4.900% due 08/25/34                                    920             922
   Series 2004-R8 Class A5 (E)
   4.900% due 09/25/34                                  1,172           1,173
Argent Securities, Inc.
   Series 2004-W3 Class A2
   4.750% due 02/25/34                                     71              71
Asset Backed Funding Corp. NIMs Trust (p)
   Series 2005-WF1 Class N1
   4.750% due 03/26/35                                    344             344
Bayview Financial Acquisition Trust (E)
   Series 2004-C Class A1
   4.980% due 05/28/44                                  1,149           1,151
Burlington Northern Santa Fe Corp.
   4.967% due 04/01/23                                    320             316
Carrington Mortgage Loan Trust
   Series 2005-NC3 Class A1A
   4.610% due 06/25/35                                    176             176
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   4.510% due 09/15/09                                  2,190           2,191
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   4.780% due 05/25/32                                    218             218
Chase Issuance Trust
   Series 2005-A3 Class A
   4.490% due 10/17/11                                  4,035           4,037

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust
   Series 2005-B Class A3
   4.840% due 07/15/09                                  1,110           1,109
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A (E)
   4.770% due 12/25/31                                    130             130
   Series 2003-BC2 Class 2A1 (E)
   4.830% due 06/25/33                                     22              22
   Series 2003-BC4 Class 2A2 (E)
   4.850% due 09/25/33                                     72              72
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                  1,085           1,078
   Series 2004-14N Class N (p)
   5.000% due 06/25/36                                    138             136
   Series 2004-BC1 Class M1
   5.030% due 02/25/34                                    235             236
   Series 2004-S1 Class A1 (E)
   4.750% due 12/25/18                                  1,082           1,082
   Series 2005-11 Class AF1 (E)
   4.710% due 02/25/36                                  2,161           2,162
   Series 2005-17 Class 1AF1 (E)
   4.730% due 12/25/36                                  2,180           2,180
   Series 2005-17 Class 1AF3
   5.711% due 12/25/36                                    660             660
   Series 2005-17 Class 4AV1 (E)
   4.640% due 12/25/36                                  2,464           2,464
   Series 2005-2N Class N
   4.500% due 08/25/36                                    296             290
   Series 2005-5N Class N
   5.000% due 07/25/36                                    290             286
   Series 2005-SD2 Class A1A
   4.690% due 08/25/35                                  1,365           1,365
Countrywide Home Equity Loan Trust (E)
   Series 2005-A Class 2A
   4.609% due 04/15/35                                    468             469
   Series 2005-G Class 2A
   4.700% due 12/15/35                                  2,054           2,056
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB6 Class AF1
   4.720% due 07/25/35                                     99              99
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  1,460           1,441
Discover Card Master Trust I (E)
   Series 2005-1 Class A
   4.480% due 09/16/10                                  3,870           3,871

                                                       Diversified Bond Fund  69

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   4.570% due 04/15/08                                  1,790           1,790
Equifirst Mortgage Loan Trust
   Series 2005-1 Class A1
   4.590% due 04/25/35                                    621             621
Equifirst Mortgage Loan Trust NIMs Notes
   Series 2005-1 Class N1
   4.458% due 04/25/35                                    968             965
Fannie Mae Grantor Trust
   Series 2002-T13 Class A1 (E)
   4.630% due 08/25/32                                     34              34
   Series 2002-T5 Class A1 (E)
   4.650% due 05/25/32                                    273             273
   Series 2002-T7 Class A1 (E)
   4.640% due 07/25/32                                     93              93
   Series 2003-T3 Class 1A (E)
   4.650% due 06/25/33                                     73              73
   Series 2003-T4 Class 1A (E)
   4.640% due 09/26/33                                    547             547
   Series 2005-T3 Class A1A
   4.570% due 07/25/35                                  4,055           4,056
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   4.790% due 06/25/32                                    210             210
   Series 2003-W16 Class AV1
   4.680% due 11/25/33                                    237             237
   Series 2003-W5 Class A
   4.640% due 04/25/33                                    491             493
   Series 2003-W9 Class A
   4.650% due 06/25/33                                    733             733
First Franklin Mortgage Loan Asset Backed
   Certificates
   Series 2004-FF1 Class A2 (E)
   4.930% due 12/25/32                                  1,994           1,999
   Series 2004-FFH Class 2A1
   4.910% due 10/25/34                                  1,152           1,156
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                    630             622
Ford Credit Floorplan Master Owner Trust
   Series 2001-2 Class A (E)
   4.610% due 07/15/08                                  1,400           1,401
   Series 2004-1 Class A (E)
   4.510% due 07/15/09                                  2,275           2,273
Fremont NIMs Trust
   3.750% due 01/25/35                                    470             467
   Series 2005-C Class NOTE (p)
   5.584% due 07/25/35                                    175             175

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust
   Series 2004-2 Class A
   4.570% due 07/20/09                                  1,240           1,241
   Series 2005-1 Class A
   4.530% due 04/20/10                                  1,800           1,801
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A1
   4.670% due 09/25/34                                     55              55
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    725             714
Government National Mortgage Association
   Series 1998-23 Class ZA
   6.500% due 09/20/28                                  3,229           3,264
Greenpoint Mortgage Funding Trust (E)
   Series 2005-HE4 Class 2A1C
   4.640% due 07/25/30                                  1,384           1,384
GSAMP Trust
   Series 2003-AHL Class A2A (E)
   4.730% due 10/25/33                                     74              74
   Series 2003-HE2 Class M1 (E)
   5.180% due 08/25/33                                    420             422
   Series 2004-NC1 Class A3
   4.920% due 03/25/34                                    425             426
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   5.230% due 12/25/33                                    620             623
Household Mortgage Loan Trust (E)
   Series 2002-HC1 Class A
   4.790% due 05/20/32                                     46              46
IndyMac Residential Asset Backed Trust
   Series 2005-A Class AII1
   4.640% due 03/25/35                                    416             416
JP Morgan Mortgage Acquisition Corp.
   Series 2005-FLD Class A1
   4.650% due 08/25/27                                  1,573           1,573
Lehman XS Trust
   Series 2005-1 Class 2A1 (E)
   4.660% due 07/25/35                                  1,671           1,654
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    539             543
Long Beach Asset Holdings Corp. (p)
   Series 2005-1 Class N1
   4.115% due 02/25/35                                    290             289

 70  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long Beach Mortgage Loan Trust
   Series 2005-WL1 Class 2A1
   4.640% due 06/25/35                                    958             958
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.180% due 08/25/33                                    395             397
   Series 2004-OPT Class A3
   4.790% due 02/25/34                                    182             182
MBNA Credit Card Master Note Trust (E)
   Series 2001-A3 Class A3
   2.180% due 12/15/08                                  4,475           4,477
   Series 2002-A4 Class A4
   4.580% due 08/17/09                                  3,155           3,159
Merrill Auto Trust Securitization
   Series 2005-1 Class A2B
   4.540% due 04/25/08                                  1,678           1,678
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-WMC Class A2
   4.830% due 10/25/34                                     46              46
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   6.630% due 09/25/33                                    490             502
MSDWCC Heloc Trust (E)
   Series 2005-1 Class A
   4.720% due 07/25/17                                    216             216
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   4.670% due 04/15/08                                    542             543
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.060% due 02/25/35                                    515             517
Nissan Master Owner Trust Receivables
   Series 2005-A Class A
   4.500% due 07/15/10                                  1,700           1,700
Novastar Home Equity Loan
   Series 2004-4 Class A2A (E)
   4.720% due 03/25/35                                     10              10
   Series 2005-1 Class A2A
   4.650% due 06/25/35                                    876             876
Option One Mortgage Loan Trust
   Series 2001-4 Class A (E)
   5.130% due 01/25/32                                    154             154
   Series 2002-2 Class A (E)
   4.800% due 06/25/32                                    137             137
   Series 2003-1 Class A2 (E)
   4.950% due 02/25/33                                    146             146
   Series 2003-2 Class A2 (E)
   4.830% due 04/25/33                                     76              77

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-2 Class M2
   6.230% due 04/25/33                                    540             545
   Series 2003-3 Class M3
   6.530% due 06/25/33                                    345             349
   Series 2003-4 Class M2
   6.180% due 07/25/33                                    295             298
Origen Manufactured Housing
   Series 2005-B Class A4
   5.910% due 01/15/37                                    400             400
Park Place Securities NIMs Trust
   Series 2004-MCW Class A (p)
   4.458% due 09/25/34                                     44              44
   Series 2005-WCW Class A
   5.500% due 07/25/35                                    474             473
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   4.990% due 02/25/35                                  1,928           1,932
   Series 2005-WCW Class M1
   4.980% due 09/25/35                                    510             512
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    200             197
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    565             565
Ramp NIMs Trust
   Series 2005-NM2 Class NOTE
   5.193% due 04/25/35                                    285             284
Renaissance Home Equity Loan Trust
   Series 2005-3 Class AF1 (E)
   4.680% due 11/25/35                                  2,032           2,033
   Series 2005-4 Class N (p)
   7.142% due 02/25/36                                    735             735
Renaissance NIMs Trust (p)
   Series 2004-B Class NOTE
   5.193% due 08/26/34                                      7               7
   Series 2004-D Class NOTE
   4.459% due 02/25/35                                    193             193
Residential Asset Mortgage Products, Inc.
   Series 2002-RS5 Class AII (E)
   4.900% due 09/25/32                                    169             170
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    480             483
   Series 2003-RS1 Class AII (E)
   4.920% due 02/25/33                                    215             216

                                                       Diversified Bond Fund  71

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-RS2 Class AII (E)
   4.870% due 03/25/33                                    221             221
   Series 2003-RS3 Class AII (E)
   4.890% due 04/25/33                                    161             162
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    245             244
   Series 2004-RS8 Class AII1 (E)
   4.670% due 05/25/26                                    152             152
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   4.765% due 03/25/32                                    122             122
   Series 2001-KS3 Class AII
   4.760% due 09/25/31                                    149             149
   Series 2002-KS3 Class A1B (E)
   4.780% due 05/25/32                                    197             197
   Series 2003-KS1 Class M2
   6.280% due 01/25/33                                    705             708
   Series 2003-KS4 Class AIIB (E)
   4.820% due 06/25/33                                    441             441
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    915             906
Residential Funding Mortgage Securities II, Inc.
   Series 2005-HI2 Class A1
   4.670% due 05/25/35                                  2,153           2,153
   Series 2005-HS1 Class AI1 (E)
   4.650% due 09/25/35                                  1,993           1,987
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   4.800% due 03/25/35                                    489             489
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   4.780% due 02/25/34                                    184             184
   Series 2005-FR4 Class A3
   4.730% due 01/25/36                                    985             985
SLM Student Loan Trust (E)
   Series 2004-1 Class A1
   4.663% due 01/26/15                                  2,771           2,773
   Series 2006-1 Class A1
   4.610% due 01/25/12                                  3,455           3,454
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     67              71
Soundview NIMs Trust
   4.703% due 06/25/35                                    577             576
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   4.870% due 01/25/34                                     24              24
   Series 2004-BC2 Class A2
   4.800% due 05/25/35                                    442             442

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.010% due 10/25/33                                    169             169
   Series 2004-7 Class A1
   4.785% due 08/25/34                                  1,631           1,635
   Series 2005-3 Class M2
   4.970% due 04/25/35                                    290             290
Structured Asset Securities Corp.
   Series 2002-HF1 Class A (E)
   4.820% due 01/25/33                                     13              13
   Series 2003-BC1 Class A (E)
   5.030% due 05/25/32                                    111             111
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    900             892
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    257             259
Textron Financial Floorplan Master Note Trust
   Series 2005-1A Class A
   4.562% due 05/13/10                                  2,140           2,145
Toyota Auto Receivables Owner Trust (E)
   Series 2002-C Class A4
   4.520% due 05/15/09                                    655             655
Volkswagen Credit Auto Master Trust (E)
   Series 2005-1 Class A
   4.510% due 07/20/10                                  1,870           1,870
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   4.780% due 11/25/33                                    309             309
Wachovia Mortgage Loan Trust LLC (E)
   Series 2005-WMC Class A1
   4.640% due 10/25/35                                  1,809           1,809
Whole Auto Loan Trust
   Series 2004-1 Class A4
   3.260% due 03/15/11                                  1,370           1,332
                                                                 ------------
                                                                      120,978
                                                                 ------------

Corporate Bonds and Notes - 13.3%
Alabama Power Co.
   Series X
   3.125% due 05/01/08                                    445             427
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  1,645           1,611
Altria Group, Inc.
   7.000% due 11/04/13                                    730             793

 72  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amerada Hess Corp.
   7.300% due 08/15/31                                    955           1,111
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     85              85
American General Finance Corp.
   Series MTNG
   4.544% due 03/23/07                                    100             100
   Series MTNI
   4.649% due 06/27/08                                  1,600           1,602
   4.875% due 07/15/12                                  1,905           1,847
American International Group, Inc. (p)
   4.700% due 10/01/10 (N)                                500             491
   5.050% due 10/01/15                                    645             628
American RE Corp.
   Series B
   7.450% due 12/15/26                                    570             647
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    545             540
ASIF Global Financing (A)
   4.900% due 01/17/13                                    120             118
AT&T, Inc.
   5.300% due 11/15/10                                  3,575           3,568
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  1,320           1,389
Bank of America Corp.
   5.875% due 02/15/09                                    120             123
   7.800% due 02/15/10                                    120             132
   4.500% due 08/01/10                                    530             519
   4.375% due 12/01/10                                  2,035           1,977
Banque Paribas
   6.875% due 03/01/09                                    440             462
Bear Stearns Cos., Inc. (The)
   3.250% due 03/25/09                                  1,110           1,052
   5.300% due 10/30/15                                  1,165           1,154
BellSouth Corp.
   4.200% due 09/15/09                                    140             135
   4.750% due 11/15/12                                     30              29
   6.550% due 06/15/34                                     55              57
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    165             172
Burlington Northern Santa Fe Corp. (N)
   6.875% due 12/01/27                                     55              63
Campbell Soup Co. (N)
   5.875% due 10/01/08                                    160             163
Carolina Power & Light Co.
   6.500% due 07/15/12                                     15              16
   5.150% due 04/01/15                                  1,115           1,097
Caterpillar Financial Services Corp.
   5.050% due 12/01/10                                  2,725           2,723
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    210             214

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    650             738
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                  1,270           1,419
   8.750% due 03/01/31                                  2,515           3,296
CIT Group, Inc.
   4.540% due 02/15/07                                  2,000           2,004
   5.750% due 09/25/07                                    155             157
   4.750% due 08/15/08                                  1,040           1,034
   6.875% due 11/01/09                                    100             106
   4.125% due 11/03/09                                     50              48
Citicorp
   7.250% due 10/15/11                                    370             407
Citigroup Global Markets Holdings, Inc.
   Series MTNM
   4.490% due 03/07/08                                  1,300           1,300
Citigroup, Inc.
   3.500% due 02/01/08                                  1,900           1,849
   4.125% due 02/22/10                                    970             939
   4.625% due 08/03/10                                    390             384
   5.000% due 09/15/14                                  6,800           6,644
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                    150             144
   5.750% due 01/15/13                                    125             121
   5.500% due 09/15/14                                    890             839
Clorox Co.
   4.200% due 01/15/10                                    250             241
   5.000% due 01/15/15                                    155             150
Columbus Southern Power Co.
   Series A
   5.500% due 03/01/13                                    100             101
Comcast Cable Communications
   6.875% due 06/15/09                                    665             696
   6.750% due 01/30/11                                  1,750           1,843
Comcast Cable Communications Holdings, Inc.
   8.375% due 03/15/13                                  2,950           3,377
Comcast Corp.
   6.500% due 01/15/15 (N)                                985           1,028
   6.500% due 11/15/35                                  1,230           1,232
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                  1,250           1,482
Consolidated Edison Co. of New York
   5.375% due 12/15/15                                    755             760

                                                       Diversified Bond Fund  73

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    510             546
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    235             242
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                    110             110
COX Communications, Inc.
   3.875% due 10/01/08                                    300             289
   6.750% due 03/15/11                                  5,100           5,301
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    575             556
   4.875% due 08/15/10                                    155             153
   6.500% due 01/15/12                                     55              58
   5.500% due 08/15/13                                    115             116
   5.125% due 08/15/15                                  2,765           2,711
DaimlerChrysler NA Holding Corp.
   4.750% due 01/15/08                                    300             297
   4.050% due 06/04/08                                    595             578
Detroit Edison Co.
   6.125% due 10/01/10                                    325             337
   6.350% due 10/15/32                                     95             100
Devon Energy Corp.
   7.950% due 04/15/32                                    700             891
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    200             217
Dominion Resources, Inc.
   4.750% due 12/15/10                                    110             107
   5.700% due 09/17/12                                    405             409
   Series B
   6.250% due 06/30/12                                     80              83
   Series C
   5.150% due 07/15/15                                  1,040           1,000
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    525             639
Duke Energy Corp.
   6.250% due 01/15/12                                    170             177
   5.625% due 11/30/12                                    390             397
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     40              43
Eastman Kodak Co.
   7.250% due 11/15/13                                     40              39
Electronic Data Systems Corp.
   7.125% due 10/15/09                                    600             636
Eli Lilly & Co.
   6.770% due 01/01/36                                    565             655
Erac USA Finance Co. (p)
   5.900% due 11/15/15                                  1,360           1,383
Exelon Corp.
   4.900% due 06/15/15                                  1,080           1,026
   5.625% due 06/15/35                                    690             648
FedEx Corp.
   7.600% due 07/01/97                                    155             182

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financing Corp.
   Principal Only STRIP
   Series 10P Zero coupon due 11/30/17                  1,165             651
   Series 6P Zero coupon due 08/03/18                     605             326
   Series 15P Zero coupon due 03/07/19                    165              86
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  2,205           2,318
   Series C
   7.375% due 11/15/31                                  2,010           2,324
Ford Motor Co. (N)
   7.450% due 07/16/31                                    360             266
Ford Motor Credit Co.
   5.450% due 03/21/07                                  1,800           1,764
   4.950% due 01/15/08                                    410             378
   7.375% due 10/28/09                                  3,210           3,003
General Electric Capital Corp.
   4.550% due 03/09/07                                  2,200           2,203
   4.125% due 03/04/08                                    870             856
   3.250% due 06/15/09                                  1,155           1,093
   4.875% due 10/21/10                                  1,625           1,614
   4.250% due 06/15/12                                  1,125           1,070
   4.875% due 03/04/15                                    550             537
   Series MTNA
   4.250% due 01/15/08                                    280             276
   4.125% due 09/01/09                                    400             388
   6.000% due 06/15/12                                    915             958
   5.450% due 01/15/13                                  1,715           1,744
General Electric Co.
   5.000% due 02/01/13                                    375             372
General Motors Acceptance Corp.
   6.125% due 02/01/07                                    250             246
   6.150% due 04/05/07                                    170             167
   6.125% due 08/28/07                                    970             939
   5.625% due 05/15/09                                  1,765           1,654
   7.750% due 01/19/10                                    300             295
General Motors Corp. (N)
   8.375% due 07/15/33                                    120              89
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    680             645
Golden West Financial Corp. (N)
   4.125% due 08/15/07                                    220             217
Goldman Sachs Group, Inc.
   5.000% due 01/15/11                                    200             199
   6.875% due 01/15/11                                    870             931
   4.750% due 07/15/13                                  1,245           1,195

 74  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series MTNB
   4.627% due 03/30/07                                  2,000           2,002
Goldman Sachs Group, LP
   4.500% due 06/15/10                                  1,165           1,135
Harrah's Operating Co., Inc.
   5.625% due 06/01/15                                  3,945           3,857
Historic TW, Inc.
   9.125% due 01/15/13                                    615             725
   8.050% due 01/15/16                                    485             552
   6.950% due 01/15/28                                  1,210           1,256
HJ Heinz Co.
   6.428% due 12/01/08 (p)                                100             103
   6.375% due 07/15/28                                     50              50
HJ Heinz Finance Co.
   6.000% due 03/15/12                                     40              41
   6.750% due 03/15/32                                    115             122
HSBC Finance Corp.
   4.454% due 02/09/07                                  2,000           2,004
   4.750% due 05/15/09                                  6,340           6,272
   4.125% due 11/16/09                                  3,200           3,082
   6.750% due 05/15/11                                  1,520           1,622
   7.000% due 05/15/12                                  2,435           2,642
   6.375% due 11/27/12                                    565             595
International Lease Finance Corp.
   6.375% due 03/15/09 (N)                              1,580           1,635
   3.500% due 04/01/09                                    610             579
   4.750% due 07/01/09                                  1,370           1,351
   Series MTNQ
   4.625% due 06/02/08                                  1,210           1,196
International Paper Co.
   5.500% due 01/15/14                                    390             381
ITT Industries, Inc.
   7.400% due 11/15/25                                    240             282
John Deere Capital Corp.
   4.875% due 03/16/09                                  1,895           1,883
Johnson Controls, Inc.
   5.250% due 01/15/11                                    185             184
   5.500% due 01/15/16                                    840             831
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  2,700           2,648
JPMorgan Chase & Co.
   5.125% due 09/15/14                                    735             721
   5.150% due 10/01/15                                    975             954
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  1,200           1,275
Kinder Morgan Finance Co. ULC (p)
   5.350% due 01/05/11                                  1,205           1,202
   5.700% due 01/05/16                                  1,200           1,200
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,575           1,531
   5.625% due 11/01/11                                  1,700           1,722

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kroger Co. (The)
   6.750% due 04/15/12                                     75              79
   7.500% due 04/01/31                                     70              78
Lehman Brothers Holdings, Inc.
   4.000% due 01/22/08                                    490             481
   5.000% due 01/14/11                                    660             656
Lennar Corp.
   Series B
   5.600% due 05/31/15                                  1,805           1,744
M&I Marshall & Ilsley Bank
   Series BKNT
   4.400% due 03/15/10                                  1,370           1,338
Manufacturers & Traders Trust Co. (p)
   5.585% due 12/28/20                                    163             163
May Department Stores Co. (The)
   4.800% due 07/15/09                                    140             138
   5.750% due 07/15/14                                    240             243
Merrill Lynch & Co., Inc.
   Series MTNB
   3.125% due 07/15/08                                  1,490           1,425
   Series MTNC
   5.100% due 03/12/07                                    340             337
   4.250% due 02/08/10                                  1,555           1,506
Metlife, Inc.
   5.700% due 06/15/35                                  1,565           1,547
Metropolitan Life Global Funding I
   4.561% due 03/16/07                                  2,000           2,002
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    385             387
Monumental Global Funding II
   4.625% due 03/15/10                                    190             188
Morgan Stanley
   3.625% due 04/01/08                                    795             773
   3.875% due 01/15/09                                    730             706
   6.750% due 04/15/11                                    560             600
   4.750% due 04/01/14                                    280             266
   Series MTNF (E)
   4.725% due 01/18/08                                  1,400           1,401
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    270             289
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  2,270           2,321
News America Holdings, Inc.
   7.750% due 12/01/45                                     95             107
   7.900% due 12/01/95                                    230             256
   8.250% due 10/17/96                                     75              87

                                                       Diversified Bond Fund  75

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America, Inc.
   6.400% due 12/15/35 (p)                              1,525           1,519
   6.750% due 01/09/38                                     45              47
   Series WI
   6.200% due 12/15/34                                  3,100           3,027
Nisource Finance Corp.
   7.875% due 11/15/10                                    410             453
Norfolk Southern Corp.
   6.200% due 04/15/09                                    845             873
   7.050% due 05/01/37                                    420             494
   7.900% due 05/15/97                                    190             242
   6.000% due 03/15/2105                                  565             550
Northern States Power
   Series B
   8.000% due 08/28/12                                    860             995
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             250
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     35              35
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    195             187
   4.200% due 03/01/11                                    940             896
   6.050% due 03/01/34                                    650             662
Pacificorp
   4.300% due 09/15/08                                    615             603
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  1,600           1,766
   5.750% due 12/15/15                                    300             297
   6.625% due 06/15/35                                    390             390
Progress Energy, Inc.
   5.850% due 10/30/08                                    850             862
   7.100% due 03/01/11                                    450             482
   7.750% due 03/01/31                                    170             202
   7.000% due 10/30/31                                     90              99
Prologis (p)
   5.625% due 11/15/15                                  1,725           1,722
Rabobank Capital Funding II (f)(A)
   5.260% due 12/31/49                                     30              30
Rabobank Capital Funding Trust (f)(A)
   5.254% due 12/31/49                                     60              58
Raytheon Co.
   6.750% due 08/15/07                                    439             448
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    690             680
Regions Financial Corp.
   4.500% due 08/08/08                                  1,625           1,603
Safeway, Inc. (N)
   7.250% due 02/01/31                                     60              65
SBC Communications, Inc.
   4.125% due 09/15/09                                  2,310           2,225
   5.100% due 09/15/14                                    250             242
   6.450% due 06/15/34                                     10              10
   6.150% due 09/15/34                                    300             295

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, LP
   4.600% due 06/15/10                                  1,800           1,754
   4.875% due 08/15/10                                  1,100           1,084
   5.750% due 12/01/15 (p)                              3,685           3,716
SLM Corp.
   Series MTNA
   4.000% due 01/15/09                                  2,670           2,587
Southern California Edison Co. (E)
   4.768% due 02/02/09                                    600             600
Sovereign Bank
   5.125% due 03/15/13                                    445             434
Sprint Capital Corp.
   7.625% due 01/30/11                                  3,145           3,460
   8.375% due 03/15/12                                    700             808
   6.875% due 11/15/28                                    425             461
   8.750% due 03/15/32                                  1,215           1,589
State Street Bank & Trust Co.
   Series BKNT
   5.300% due 01/15/16                                    250             250
Suntrust Bank
   5.000% due 09/01/15                                    525             513
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    330             394
   7.875% due 08/01/13                                  1,245           1,392
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    540             625
   8.375% due 07/15/33                                  1,355           1,602
Time Warner, Inc.
   6.750% due 04/15/11                                  1,200           1,258
   6.875% due 05/01/12                                    610             648
   7.700% due 05/01/32                                    535             600
TXU Corp. (N)
   Series R
   6.550% due 11/15/34                                    610             561
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              26
   6.375% due 01/15/15                                    180             190
TXU Energy Co. LLC
   7.000% due 03/15/13                                    545             577
Unilever Capital Corp.
   5.900% due 11/15/32                                    325             337
Union Pacific Corp.
   3.625% due 06/01/10                                    625             588
United Technologies Corp.
   5.400% due 05/01/35                                     80              79

 76  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Univision Communications, Inc.
   3.500% due 10/15/07                                    780             756
US Bancorp
   Series MTNN
   3.125% due 03/15/08                                  1,380           1,331
US Bank NA
   5.700% due 12/15/08                                     70              71
Verizon Global Funding Corp.
   7.250% due 12/01/10                                  1,850           1,997
   7.375% due 09/01/12                                    380             420
   5.850% due 09/15/35                                  3,345           3,154
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,335           1,358
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                  1,725           1,729
Wachovia Bank NA
   Series BKNT
   5.800% due 12/01/08                                    340             348
Wachovia Capital Trust III (f)
   5.800% due 08/29/49                                    505             506
Wachovia Corp.
   5.250% due 08/01/14                                  2,150           2,131
   6.550% due 10/15/35                                    275             298
Waste Management, Inc.
   6.375% due 11/15/12                                    445             469
WellPoint, Inc.
   5.250% due 01/15/16                                    270             267
Wells Fargo & Co.
   4.200% due 01/15/10                                    455             442
   4.625% due 08/09/10                                    615             605
   4.950% due 10/16/13                                    240             236
Weyerhaeuser Co.
   6.750% due 03/15/12                                  1,765           1,864
Wyeth
   6.950% due 03/15/11                                  1,595           1,716
   5.500% due 03/15/13                                    130             131
   5.500% due 02/01/14                                     85              86
XTO Energy, Inc.
   6.250% due 04/15/13                                    450             474
Yum! Brands, Inc.
   8.875% due 04/15/11                                    165             188
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,250           1,348
                                                                 ------------
                                                                      241,234
                                                                 ------------

International Debt - 2.6%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    550             567
Aiful Corp. (A)
   5.000% due 08/10/10                                    300             295

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alcan, Inc.
   5.750% due 06/01/35                                    990             953
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    400             484
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    615             583
AXA SA
   8.600% due 12/15/30                                  1,655           2,190
British Telecommunications PLC
   8.875% due 12/15/30                                    365             480
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    590             577
Chile Government International Bond
   5.625% due 07/23/07                                    675             681
China Development Bank
   5.000% due 10/15/15                                    100              98
Conoco Funding Co.
   6.350% due 10/15/11                                  1,115           1,185
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,655           1,640
Deutsche Telekom International Finance BV
   8.000% due 06/15/10 (E)                                500             554
   5.250% due 07/22/13 (N)                                190             187
   8.250% due 06/15/30 (E)                                180             225
Diageo Capital PLC
   3.500% due 11/19/07                                    885             861
EnCana Corp.
   6.500% due 08/15/34                                     95             104
Equifirst Mortgage Loan Trust NIMs Notes
   Series 2004-2 Class N1
   3.967% due 10/25/34                                    215             215
Export-Import Bank of China
   4.875% due 07/21/15                                    640             619
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    290             282
First Franklin NIMs Trust
   Series 2005-FF1 Class N1
   4.213% due 01/25/35                                    615             612
France Telecom SA
   7.750% due 03/01/11                                    325             361
G-Force CDO, Ltd. (p)
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    750             742
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    100             100

                                                       Diversified Bond Fund  77

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Intelsat, Ltd.
   6.500% due 11/01/13                                    375             278
Korea Development Bank
   4.250% due 11/13/07                                    820             808
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    145             143
Mexico Government International Bond
   6.375% due 01/16/13                                    600             635
   8.300% due 08/15/31                                    145             183
   7.500% due 04/08/33                                  2,355           2,754
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    445             456
Newcastle CDO, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    870             828
Petroleum Export, Ltd.
   5.265% due 06/15/11                                    100              99
Province of Quebec Canada
   5.000% due 07/17/09                                     40              40
   6.125% due 01/22/11                                  1,390           1,463
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    165             161
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   (p)
   5.838% due 09/30/27                                    300             295
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    575             571
Resona Preferred Global Securities Cayman, Ltd.
   (f)(A)
   7.191% due 12/29/49                                    375             395
Royal Bank of Scotland PLC (E)(p)
   4.664% due 07/21/08                                    800             800
Russia Government International Bond
   5.000% due 03/31/30                                  3,645           4,071
Santander Financial Issuances
   6.375% due 02/15/11                                    120             126
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    510             561
Scottish Power PLC
   5.375% due 03/15/15                                    420             416
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    210             220
Teck Cominco, Ltd.
   6.125% due 10/01/35                                    965             942
Telecom Italia Capital SA
   4.000% due 01/15/10                                  1,245           1,183
   4.950% due 09/30/14                                    745             704
   5.250% due 10/01/15                                  7,630           7,317
Telefonica Europe BV
   7.750% due 09/15/10                                  2,190           2,389

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    495             484
TELUS Corp.
   7.500% due 06/01/07                                  1,130           1,163
   8.000% due 06/01/11                                  1,115           1,246
Tengizchevroil Finance Co.
   6.124% due 11/15/14                                    325             327
Tyco International Group SA
   6.375% due 10/15/11                                    445             466
   6.000% due 11/15/13                                    905             934
   7.000% due 06/15/28                                     40              44
   6.875% due 01/15/29                                    120             132
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     60              65
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    360             360
Vodafone Group PLC
   7.750% due 02/15/10                                    350             382
Wells Fargo Home Equity Trust (p)
   Series 2004-2N Class N1
   4.450% due 10/26/34                                     52              52
                                                                 ------------
                                                                       48,088
                                                                 ------------

Mortgage-Backed Securities - 50.1%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   4.770% due 07/25/35                                  1,226           1,228
   Series 2005-8 Class 4A11
   5.444% due 11/25/35                                  3,571           3,549
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    663             649
   Series 2005-2 Class 5A2
   4.680% due 09/25/35                                  1,587           1,587
   Series 2005-3 Class 3A2
   4.710% due 09/25/35                                  1,943           1,944
   Series 2005-4 Class 1A1
   4.820% due 11/25/45                                  2,330           2,329
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    460             440
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  1,050           1,039
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    685             664

 78  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,700           1,626
   Series 2005-6 Class A1
   5.001% due 09/10/47                                  2,691           2,688
   Series 2005-6 Class A2
   5.165% due 09/10/47                                  1,760           1,760
   Series 2005-6 Class A4
   5.182% due 09/10/47                                  1,545           1,542
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                  1,349           1,331
   Series 2005-D Class A1
   4.116% due 05/25/35                                    626             609
   Series 2006-A Class 3A2
   5.957% due 02/20/36                                  6,585           6,658
   Series 2006-A Class 4A1 (E)
   5.583% due 02/20/36                                  1,350           1,354
Banc of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     46              47
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                  1,157           1,146
   Series 2005-L Class 3A1 (E)
   5.462% due 01/25/36                                    635             632
Bank of America Alternative Loan Trust (E)
   Series 2003-10 Class 2A2
   4.980% due 12/25/33                                    725             730
   Series 2003-2 Class CB2
   5.030% due 04/25/33                                    357             358
Bank of America Funding Corp.
   Series 2006-A Class 3A2
   5.950% due 01/31/49                                    625             632
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.621% due 02/25/33                                     43              42
   Series 2002-11 Class 1A2
   5.340% due 02/25/33                                     76              76
   Series 2003-1 Class 6A1
   5.062% due 04/25/33                                    167             165
   Series 2004-3 Class 4A
   4.910% due 07/25/34                                  1,462           1,421
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.418% due 05/25/35                                  1,127           1,129
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                  1,023           1,010
Chase Mortgage Finance Corp. (E)
   Series 2005-A1 Class 2A2
   5.257% due 12/25/35                                  2,930           2,913

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chaseflex Trust
   Series 2005-2 Class 4A2
   5.500% due 05/25/20                                  1,461           1,459
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2005-11 Class A2A
   4.700% due 12/25/35                                    297             291
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  4,770           4,865
Countrywide Alternative Loan Trust
   Series 2004-2CB Class 1A4 (E)
   4.930% due 03/25/34                                  1,490           1,495
   Series 2005-56 Class 3A1 (E)
   4.820% due 11/25/35                                  1,782           1,787
   Series 2005-56 Class 4A1 (E)
   4.840% due 11/25/35                                  2,383           2,389
   Series 2005-57C Class 4A3
   5.500% due 12/25/35                                  1,178           1,173
   Series 2005-59 Class 1A1 (E)
   4.820% due 10/25/35                                  2,687           2,701
   Series 2005-J12 Class 2A1 (E)
   4.800% due 08/25/35                                  2,331           2,331
Countrywide Asset-Backed Certificates
   Series 2005-IM1 Class A1
   4.660% due 07/25/35                                  1,477           1,477
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   4.930% due 09/25/34                                  1,474           1,479
   Series 2005-3 Class 1A2
   4.820% due 04/25/35                                    235             235
   Series 2005-9 Class M6
   5.680% due 05/25/35                                    309             302
   Series 2005-R3 Class AF (p)(E)
   4.930% due 09/25/35                                  2,199           2,198
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                  2,137           2,067
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                    845             812
   Series 2005-C4 Class A3
   5.120% due 08/15/38                                  1,210           1,201
   Series 2005-C6 Class A1
   4.938% due 12/15/40                                  1,864           1,858

                                                       Diversified Bond Fund  79

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-C6 Class A4
   5.230% due 12/15/40                                  1,825           1,817
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    774             789
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B
   5.662% due 07/19/44                                    508             513
Fannie Mae
   15 Year TBA (I)
   4.000%                                               6,285           5,975
   4.500%                                               6,640           6,440
   5.000%                                               5,990           5,915
   5.500%                                               2,410           2,424
   30 Year TBA (I)
   4.500%                                               2,045           1,917
   5.000%                                              72,960          70,447
   5.500%                                              78,980          78,116
   6.000%                                              30,660          30,957
   6.500%                                               9,775          10,019
   7.000% due 2007                                          4               4
   7.200% due 2007                                        678             688
   7.000% due 2008                                         17              17
   7.000% due 2009                                         31              32
   8.000% due 2010                                          3               3
   7.000% due 2011                                         14              14
   8.000% due 2011                                          3               3
   7.000% due 2012                                          4               4
   6.500% due 2013                                         35              36
   5.500% due 2014                                         37              37
   6.500% due 2015                                         26              26
   7.000% due 2015                                         15              15
   5.500% due 2016                                          8               8
   6.000% due 2016                                        797             815
   6.500% due 2016                                        142             146
   9.000% due 2016                                          3               3
   5.000% due 2017                                      1,941           1,922
   5.500% due 2017                                      1,157           1,166
   6.000% due 2017                                      2,270           2,322
   6.500% due 2017                                        556             572
   8.000% due 2017                                         53              56
   8.500% due 2017                                          6               7
   4.500% due 2018                                     13,129          12,780
   5.000% due 2018                                      4,313           4,266
   5.500% due 2018                                        854             861
   6.000% due 2018                                        265             271
   6.500% due 2018                                        389             403
   4.500% due 2019                                      4,809           4,680
   5.000% due 2019                                      6,937           6,861
   6.500% due 2019                                        174             181
   4.500% due 2020                                        855             831
   5.000% due 2020                                      4,938           4,881
   6.500% due 2020                                         66              68

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2020                                          6               7
   6.500% due 2022                                         99             102
   8.000% due 2024                                        113             122
   7.000% due 2025                                          8               8
   8.500% due 2025                                          4               5
   7.000% due 2026                                          5               5
   6.500% due 2028                                        483             495
   7.000% due 2028                                        448             467
   6.500% due 2029                                      1,587           1,632
   6.500% due 2030                                        200             206
   8.000% due 2030                                        216             231
   6.500% due 2031                                        945             971
   6.000% due 2032                                      1,621           1,640
   6.500% due 2032                                      1,497           1,537
   7.000% due 2032                                      1,055           1,097
   4.500% due 2033                                      1,709           1,609
   5.000% due 2033                                     12,121          11,755
   5.500% due 2033                                     37,413          37,094
   6.000% due 2033                                      2,508           2,538
   6.500% due 2033                                      1,550           1,591
   7.000% due 2033                                        447             465
   4.500% due 2034                                        911             855
   5.000% due 2034                                     16,845          16,325
   5.500% due 2034                                     38,016          37,663
   6.000% due 2034                                      8,999           9,093
   6.500% due 2034                                      2,507           2,572
   4.500% due 2035                                      6,051           5,677
   5.000% due 2035                                     16,397          15,852
   5.169% due 2035 (E)                                    498             513
   5.196% due 2035 (E)                                    499             514
   5.216% due 2035 (E)                                    399             412
   5.217% due 2035 (E)                                    400             412
   5.227% due 2035 (E)                                    498             513
   5.500% due 2035                                     90,836          89,931
   6.000% due 2035                                      9,459           9,555
   6.500% due 2035                                      5,014           5,142
   6.000% due 2036                                        295             298
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    768             787
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,045           1,057
   Series 1993-208 Class SA (E)(A)
   Interest Only STRIP
   0.450% due 02/25/23                                    257              --
   Series 2003-32 Class FH (E)
   4.930% due 11/25/22                                  1,093           1,099

 80  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-78 Class FI (E)
   4.930% due 01/25/33                                  1,010           1,014
   Series 2004-21 Class FL (E)
   4.880% due 11/25/32                                    565             567
   Series 2005-120 Class UF (E)
   4.880% due 03/25/35                                  1,217           1,219
   Series 2005-65 Class FP (E)
   4.780% due 08/25/35                                    891             889
   Series 2006-5 Class 3A2 (E)
   4.689% due 05/25/35                                    200             197
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,150           1,208
   Series 2005-T2 Class 1A1
   4.535% due 11/28/35                                    133             133
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    100             102
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    488             483
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.530% due 10/25/35                                    369             377
Freddie Mac
   30 Year TBA (I)
   5.000%                                              25,980          25,078
   5.500%                                              21,520          21,292
   6.000%                                              10,640          10,746
   8.000% due 2008                                          2               2
   8.500% due 2008                                          1               1
   12.000% due 2014                                        14              15
   9.000% due 2016                                         51              54
   5.638% due 2030 (E)                                      7               7
   Series 1991-105 Class G
   7.000% due 03/15/21                                     60              60
   Series 2003-263 Class YH
   3.500% due 08/15/22                                  1,080           1,071
   Series 2003-269 Class FE (E)
   5.070% due 12/15/28                                    990           1,000
   Series 2004-277 Class UF (E)
   4.770% due 06/15/33                                  1,449           1,452
   Series 2004-281 Class DF (E)
   4.920% due 06/15/23                                    399             401
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    529              83
   Series 2005-294 Class FA (E)
   4.640% due 03/15/20                                    774             774
   Series 2005-305 Class JF (E)
   4.770% due 10/15/35                                    976             974

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Gold
   15 Year TBA (I)
   5.000%                                               5,100           5,036
   7.000% due 2008                                         24              24
   8.000% due 2009                                          9               9
   7.000% due 2010                                         10              11
   8.000% due 2010                                          1               1
   6.000% due 2011                                        379             387
   7.000% due 2011                                          4               5
   8.000% due 2011                                         20              21
   6.000% due 2012                                          7               7
   8.000% due 2012                                         11              12
   7.000% due 2014                                         67              69
   6.000% due 2016                                         11              12
   6.000% due 2017                                        410             417
   8.000% due 2017                                         22              24
   4.500% due 2018                                      2,048           1,993
   5.000% due 2018                                        566             561
   4.500% due 2019                                        741             721
   5.500% due 2019                                      1,131           1,138
   4.500% due 2020                                        843             818
   5.000% due 2020                                        761             752
   5.500% due 2020                                      3,456           3,477
   9.000% due 2024                                          5               6
   6.500% due 2025                                          9               9
   8.500% due 2025                                         30              33
   9.000% due 2025                                          9              10
   9.000% due 2026                                          1               2
   8.500% due 2027                                        125             135
   6.500% due 2029                                        215             222
   6.500% due 2031                                      2,086           2,141
   5.500% due 2032                                      5,459           5,417
   6.000% due 2032                                        263             266
   7.000% due 2032                                        391             406
   5.000% due 2033                                        676             655
   5.500% due 2033                                      8,907           8,837
   6.000% due 2033                                        365             370
   6.500% due 2033                                        775             794
   4.500% due 2034                                        208             195
   5.000% due 2034                                      3,654           3,541
   5.500% due 2034                                      3,974           3,938
   6.000% due 2034                                      1,335           1,348
   6.500% due 2034                                        278             285
   5.000% due 2035                                      9,325           9,006
   5.500% due 2035                                      1,168           1,157
G-Force LLC (p)
   4.830% due 09/22/13                                  2,105           2,053

                                                       Diversified Bond Fund  81

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    836             820
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    500             483
Ginnie Mae I
   30 Year TBA (I)
   5.000%                                               5,440           5,355
   5.500%                                               4,900           4,920
   6.000%                                               3,025           3,100
   8.000% due 2007                                         --              --
   6.500% due 2008                                         12              12
   6.500% due 2009                                        171             175
   7.000% due 2011                                          1               1
   8.000% due 2016                                         --              --
   9.500% due 2016                                         12              13
   8.000% due 2017                                         --               1
   10.500% due 2020                                        13              13
   8.000% due 2022                                         31              34
   8.500% due 2022                                         14              15
   8.000% due 2025                                         52              56
   9.000% due 2025                                        273             297
   7.000% due 2029                                          6               7
   8.000% due 2030                                        612             657
   8.500% due 2030                                          7               7
   7.000% due 2031                                        504             531
   8.000% due 2031                                          2               2
   6.000% due 2032                                        371             381
   7.000% due 2032                                         26              27
   8.000% due 2032                                         17              18
   5.000% due 2033                                      4,486           4,423
   6.000% due 2034                                        743             761
   5.000% due 2035                                        793             782
   6.000% due 2035                                      6,624           6,792
Ginnie Mae II
   4.125% due 2023 (E)                                    348             351
   4.375% due 2023 (E)                                    284             284
   4.375% due 2024 (E)                                    223             223
   4.500% due 2035                                      1,070           1,015
GMAC Commercial Mortgage Securities, Inc.
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    605             590
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR5 Class 5A1 (E)
   5.341% due 09/19/35                                  2,117           2,091
   Series 2005-AR6 Class 3A1
   5.306% due 11/19/35                                  1,105           1,100
Government National Mortgage Association
   Series 2002-61 Class BA
   4.648% due 03/16/26                                    606             599

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    785             787
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                  1,076           1,055
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    525             525
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,478           1,520
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    800             775
GSAMP Mortgage Loan Trust
   Series 2004-4 Class 1AF
   4.930% due 06/25/34                                  1,969           1,979
Harborview Mortgage Loan Trust
   Series 2004-4 Class 3A (E)
   2.975% due 06/19/34                                  3,472           3,408
   Series 2005-14 Class 3A1A
   5.422% due 12/19/35                                    341             340
HSI Asset Securitization Corp. Trust (E)
   Series 2005-I1 Class 2A1
   4.650% due 11/25/35                                  2,388           2,388
Impac CMB Trust
   Series 2004-3 Class 1A
   4.780% due 06/25/34                                    338             338
Impac Secured Assets CMN Owner Trust
   Series 2004-3 Class 1A1
   4.730% due 11/25/34                                     67              67
   Series 2005-2 Class A1 (E)
   4.850% due 05/25/36                                  2,492           2,502
IndyMac Index Mortgage Loan Trust
   Series 2005-AR1 Class A1
   5.558% due 10/25/35                                  3,548           3,523
   Series 2005-AR2 Class 4A1
   5.476% due 11/25/35                                  2,064           2,056
IndyMac Loan Trust
   Series 2004-L1 Class A1 (p)(E)
   4.810% due 07/25/09                                    580             580
   Series 2005-L1 Class A
   4.730% due 06/25/10                                  1,920           1,923
   Series 2005-L2 Class A1 (E)
   4.750% due 01/25/11                                  4,285           4,291

 82  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                  1,250           1,211
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    880             855
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                  1,555           1,537
   Series 2005-CB1 Class A2
   5.247% due 01/12/43                                  3,515           3,522
   Series 2005-CB1 Class A4
   4.895% due 09/12/37                                     80              78
   Series 2005-FL1 Class A1
   4.580% due 02/15/19                                  2,437           2,437
   Series 2005-LDP Class A1
   5.035% due 12/15/44                                  4,632           4,628
   4.116% due 03/15/46                                    774             761
   Series 2005-LDP Class A3
   4.959% due 08/15/42                                    915             899
   5.208% due 12/15/44                                  3,925           3,929
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                  2,945           2,865
   5.179% due 12/15/44                                  4,455           4,452
JP Morgan Mortgage Trust
   Series 2005-A2 Class 3A1
   4.916% due 04/25/35                                  1,830           1,813
   Series 2005-A3 Class 6A1
   4.921% due 06/25/35                                  2,732           2,701
   Series 2005-A4 Class 1A1
   5.414% due 07/25/35                                  1,069           1,062
   Series 2005-A4 Class 3A1
   5.184% due 07/25/35                                  1,611           1,592
   Series 2005-A6 Class 2A2
   4.984% due 08/25/35                                  1,834           1,819
   Series 2005-ALT Class 3A1
   5.500% due 10/25/35                                  1,998           1,993
   Series 2005-S2 Class 2A15
   6.000% due 09/25/35                                  2,682           2,687
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    402             409
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    792             761
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,916           1,825
   Series 2004-C4 Class A3
   4.985% due 06/15/29                                  1,455           1,456
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    480             462
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    600             580
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  3,210           3,200

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman XS Trust (E)
   Series 2005-5N Class A1
   4.830% due 11/25/35                                  2,157           2,129
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,480           1,462
Mastr Asset Securitization Trust
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,930           1,893
Mastr Reperforming Loan Trust (A)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    969             972
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A7 Class 2A1
   5.402% due 09/25/35                                  1,984           1,965
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    925             905
   Series 2005-LC1 Class A1
   5.017% due 01/12/44                                  1,784           1,783
   Series 2005-LC1 Class A2
   5.202% due 01/12/44                                  2,580           2,582
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                  1,383           1,364
   Series 2005-MKB Class A4
   5.204% due 09/12/42                                    725             720
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                  1,383           1,335
   Series 2004-RR2 Class A2 (p)
   5.450% due 10/28/33                                  1,475           1,475
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                  1,150           1,140
   Series 2005-HQ6 Class A4A
   4.989% due 08/13/42                                    720             705
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    850             834
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    285             275
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    790             806
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,408           1,441

                                                       Diversified Bond Fund  83

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    160             161
Nomura Asset Acceptance Corp. (E)
   Series 2005-AP1 Class 2A1
   4.680% due 02/25/35                                    377             377
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    980           1,010
Novastar NIMs Trust
   Series 2005-N1 Class NOTE
   4.777% due 10/26/35                                    284             283
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   4.930% due 02/25/34                                    127             128
   Series 2004-CL1 Class 2A2
   4.930% due 02/25/19                                     32              32
Residential Accredit Loans, Inc.
   Series 2004-QS8 Class A4 (E)
   4.930% due 06/25/34                                  1,079           1,084
   Series 2005-QA1 Class A41
   5.730% due 09/25/35                                  1,291           1,293
   Series 2005-QA8 Class NB3
   5.539% due 07/25/35                                    787             784
   Series 2005-QO3 Class A1 (E)
   4.930% due 10/25/45                                  2,375           2,382
   Series 2006-QA1 Class A21
   6.017% due 01/25/36                                  4,135           4,186
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   4.980% due 02/25/34                                  1,198           1,205
Residential Funding Mortgage Security I (E)
   Series 2003-S14 Class A5
   4.930% due 07/25/18                                    632             633
   Series 2003-S5 Class 1A2
   4.980% due 11/25/18                                    615             619
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   4.720% due 07/25/19                                     57              57
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   4.270% due 05/20/34                                  2,415           2,415
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    663             701
   Series 2000-10B Class 1
   7.452% due 09/01/10                                  1,917           2,028
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                  2,946           2,873

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust
   (E)
   Series 2005-19X Class 1A1
   4.850% due 10/25/35                                  2,143           2,148
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,515           1,491
Thornburg Mortgage Securities Trust (E)
   Series 2005-3 Class 3A1
   4.790% due 10/25/35                                  2,305           2,307
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C9 Class A1
   3.291% due 12/15/35                                  1,761           1,702
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,510           1,471
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  3,567           3,524
   Series 2005-C22 Class A3
   5.125% due 12/15/44                                  2,685           2,691
Washington Mutual, Inc.
   Series 2004-AR1 Class A1B1
   4.728% due 11/25/34                                    680             680
   Series 2005-AR1 Class 1A1
   4.843% due 10/25/35                                    875             867
   Series 2005-AR1 Class 3A1 (E)
   5.501% due 08/25/35                                  1,762           1,761
   Series 2005-AR1 Class A1A1 (E)
   4.820% due 10/25/45                                  2,709           2,717
   Series 2005-AR1 Class A1A2 (E)
   4.810% due 11/25/45                                  2,364           2,366
   4.820% due 12/25/45                                  3,100           3,102
   Series 2005-AR1 Class A1C1 (E)
   4.720% due 12/25/45                                  1,196           1,196
   Series 2005-AR6 Class B3
   5.190% due 04/25/45                                    590             586
Wells Fargo Mortgage Backed Securities
   Series 2005 Class 13
   4.980% due 12/25/33                                  1,100           1,089
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2005-AR1 Class 7A1
   5.262% due 10/25/35                                  1,600           1,574
                                                                 ------------
                                                                      908,929
                                                                 ------------

 84  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Municipal Bonds - 0.4%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                    700             748
City of New York New York General Obligation
   Unlimited, weekly demand
   5.000% due 03/01/30                                    200             206
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/01/21                                    605             610
Liberty Development Corp. Revenue Bonds
   5.250% due 10/01/35                                    230             255
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly demand
   5.000% due 06/15/34                                    100             103
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    400             401
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.500% due 06/01/26                                  1,500           1,522
University of Illinois Revenue Bonds, weekly
   demand
   5.000% due 04/01/29                                  2,800           2,915
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    100             103
                                                                 ------------
                                                                        6,863
                                                                 ------------

Non-US Bonds - 0.1%
Canadian Government Bond
   3.000% due 12/01/36                             CAD     --              --
General Motors Corp.
   8.375% due 07/05/33                             EUR     90              78
Poland Government Bond
   6.000% due 05/24/09                             PLN  2,840             938
Queensland Treasury Corp.
   6.000% due 06/14/11                             AUD  1,370           1,066
                                                                 ------------
                                                                        2,082
                                                                 ------------
United States Government Agencies - 5.2%
Fannie Mae
   3.375% due 05/15/07                                  4,375           4,296
   6.625% due 10/15/07                                  2,430           2,502
   2.500% due 06/15/08 (N)                              6,075           5,768
   4.500% due 10/15/08                                  7,255           7,204
   4.250% due 05/15/09                                  2,485           2,445
   3.875% due 02/15/10                                  1,630           1,576

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.750% due 04/19/10                                  3,845           3,800
   4.125% due 05/15/10                                     10              10
   4.375% due 09/15/12                                    495             483
   4.375% due 03/15/13 (N)                              1,125           1,092
   Zero coupon due 07/05/14                             2,570           1,713
   5.250% due 03/24/15                                    730             722
   5.000% due 04/26/17                                  1,755           1,694
   6.625% due 11/15/30                                    205             249
   6.210% due 08/06/38                                    240             282
Federal Home Loan Bank System
   4.625% due 01/18/08                                  8,155           8,132
   4.625% due 02/01/08                                  4,145           4,133
   3.625% due 11/14/08                                  4,685           4,545
   5.000% due 12/21/15                                  1,345           1,354
   5.125% due 08/15/19                                    420             421
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16                               185             111
   Zero coupon due 06/06/16                               545             326
   Zero coupon due 12/27/16                               645             374
   Zero coupon due 10/06/17                             1,055             594
   Zero coupon due 11/30/17                             1,565             875
   Zero coupon due 04/06/18                               785             430
   Zero coupon due 05/11/18                                90              49
   Zero coupon due 08/03/18                             1,455             784
   Zero coupon due 11/02/18                             1,105             588
   Zero coupon due 12/06/18                               765             405
   Zero coupon due 12/27/18                               385             203
   Zero coupon due 04/05/19                               875             455
   Zero coupon due 09/26/19                             1,340             680
Freddie Mac
   4.625% due 02/21/08                                  2,050           2,044
   4.625% due 12/19/08                                  1,910           1,902
   4.250% due 07/15/09                                  6,865           6,743
   6.625% due 09/15/09                                  4,595           4,863
   4.750% due 01/18/11 (N)                              1,280           1,276
   4.500% due 11/15/11                                  1,095           1,071
   5.750% due 01/15/12                                  5,095           5,327
   5.125% due 07/15/12                                  3,390           3,438
   4.500% due 01/15/13                                  1,580           1,546
   5.050% due 01/26/15                                  1,485           1,471
   4.750% due 01/19/16                                  2,310           2,280
   6.750% due 09/15/29                                    845           1,038
   5.625% due 11/23/35                                  1,010             995
Tennessee Valley Authority
   6.150% due 01/15/38                                  2,335           2,717
                                                                 ------------
                                                                       95,006
                                                                 ------------

                                                       Diversified Bond Fund  85

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Treasuries - 16.8%
United States Treasury Inflation Indexed Bonds
   0.875% due 04/15/10 (N)                              3,704           3,550
   2.000% due 07/15/14 (N)                              3,833           3,839
   1.625% due 01/15/15                                    155             151
   1.875% due 07/15/15                                  4,288           4,246
   2.375% due 01/15/25                                  6,344           6,705
   2.000% due 01/15/26                                  1,016           1,014
   3.625% due 04/15/28                                    611             791
   3.875% due 04/15/29                                    337             455
United States Treasury Notes
   3.750% due 03/31/07                                    600             594
   3.625% due 04/30/07                                 19,210          18,989
   3.125% due 05/15/07                                  1,805           1,773
   4.375% due 05/15/07 (N)                              4,930           4,918
   6.625% due 05/15/07 (N)                              1,920           1,969
   3.625% due 06/30/07 (N)                              3,860           3,811
   3.000% due 02/15/08                                    130             126
   3.375% due 02/15/08                                  8,290           8,107
   3.750% due 05/15/08                                  3,190           3,139
   3.125% due 09/15/08                                  7,550           7,295
   4.375% due 11/15/08 (N)                              2,000           1,994
   3.375% due 12/15/08                                  2,670           2,590
   3.250% due 01/15/09                                    415             401
   3.625% due 07/15/09                                  3,640           3,539
   3.375% due 09/15/09                                  9,615           9,257
   3.625% due 01/15/10                                  7,890           7,638
   4.000% due 03/15/10                                 17,870          17,529
   4.000% due 04/15/10                                    230             226
   3.875% due 05/15/10 (N)                             10,480          10,222
   3.625% due 06/15/10                                  1,325           1,280
   4.125% due 08/15/10 (N)                              1,560           1,536
   3.875% due 09/15/10                                    155             151
   4.250% due 10/15/10 (N)                              9,070           8,971
   4.500% due 11/15/10 (N)                              2,290           2,289
   5.000% due 08/15/11 (N)                              4,005           4,102
   4.875% due 02/15/12                                  5,775           5,881
   4.375% due 08/15/12                                  6,310           6,255
   3.875% due 02/15/13                                    760             730
   4.250% due 08/15/13 (N)                              2,345           2,302
   12.000% due 08/15/13 (N)                               420             495
   4.250% due 11/15/13                                  5,060           4,962
   4.750% due 05/15/14 (N)                             21,054          21,345
   13.250% due 05/15/14                                   680             859
   12.500% due 08/15/14 (N)                             1,235           1,554
   4.125% due 05/15/15                                 14,480          14,025
   4.500% due 11/15/15 (N)                                330             329
   9.250% due 02/15/16                                  2,365           3,244
   7.500% due 11/15/16                                  1,605           1,993
   8.750% due 05/15/17 (N)                              2,560           3,475
   8.875% due 08/15/17                                  2,490           3,420
   8.125% due 08/15/19                                  4,260           5,705
   8.125% due 08/15/21                                  6,890           9,441

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.125% due 02/15/23                                 13,810          17,616
   6.875% due 08/15/25                                  2,110           2,677
   6.000% due 02/15/26 (N)                             11,425          13,260
   6.125% due 11/15/27                                  4,580           5,436
   5.250% due 02/15/29 (N)                              1,000           1,072
   6.125% due 08/15/29 (N)                             24,090          28,829
   6.250% due 05/15/30                                  3,720           4,537
   5.375% due 02/15/31                                     50              55
United States Treasury
   Principal Only STRIP
   Zero coupon due 11/15/21                             3,640           1,719
                                                                 ------------
                                                                      304,413
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,738,174)                                                   1,727,593
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
DG Funding Trust (A)                                      103           1,099

Producer Durables - 0.0%
General Motors Corp.                                   23,425             387
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,511)                                                           1,486
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Mar 2006 95.25 Call (45)                            10,716               2
   Sep 2006 95.00 Call (20)                             4,750              10
   Dec 2006 91.75 Put (92)                             21,103               1
   Dec 2006 92.00 Put (100)                            23,000               1
   Dec 2006 92.25 Put (89)                             20,526               1
   Dec 2006 92.50 Put (620)                           143,375               4
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $34)                                                                 19
                                                                 ------------


 86  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.7%
ASIF Global Financing
   4.550% due 05/30/06                                  2,000           2,001
Barclays US Funding, LLC (z)
   4.305% due 02/28/06 (c)                              3,600           3,588
   4.500% due 04/17/06                                  6,700           6,625
BNP Paribas (z)
   4.430% due 04/20/06                                  8,100           8,019
Countrywide Home Loans, Inc.
   Series MTNJ
   5.500% due 08/01/06                                  1,600           1,605
DaimlerChrysler NA Holding Corp. (E)
   4.990% due 05/24/06                                    400             400
Danske Corp. (z)
   4.030% due 02/06/06 (c)                              3,400           3,398
   4.490% due 04/24/06                                  6,900           6,818
Dexia Del LLC (c)(z)
   4.160% due 02/01/06                                    500             500
Duke Capital LLC (E)(z)
   4.302% due 05/18/06                                    170             170
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     60              60
Fannie Mae
   5.500% due 02/15/06 (N)                              2,200           2,201
   4.376% due 09/22/06                                  1,200           1,200
   3.550% due 01/12/07                                  5,625           5,558
Fannie Mae Discount Notes (z)(sec.)
   4.083% due 03/08/06 (c)                                900             896
   Zero coupon due 05/15/06                               445             439
Federal National Mortgage Association Discount
   Note (c)(z)
   4.234% due 03/15/06                                  9,200           9,154
Ford Motor Credit Co.
   6.875% due 02/01/06                                    800             800
   5.290% due 11/16/06 (E)(N)                             900             893
France Telecom SA
   7.199% due 03/01/06                                    800             801
France Treasury Bills
   Zero coupon due 03/30/06                             5,200           6,293
Frank Russell Investment Company Money Market
   Fund                                           194,161,032         194,161
General Electric Capital Corp. (c)(z)
   4.170% due 02/01/06                                  3,300           3,300
General Motors Acceptance Corp.
   5.243% due 05/18/06                                    600             598
Goldman Sachs Group, Inc.
   Series MTNB
   4.610% due 08/01/06                                  3,000           3,001

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HBOS Treasury Service PLC (c)(z)
   4.175% due 02/07/06                                  2,300           2,298
   4.360% due 03/07/06                                  7,700           7,668
Ixis Capital Corp. (c)(z)
   4.180% due 02/06/06                                  8,800           8,795
Merrill Lynch & Co., Inc.
   4.810% due 10/27/06                                  2,000           2,002
Morgan Stanley
   4.709% due 01/12/07                                  2,000           2,002
Nordea North America, Inc. (z)
   4.505% due 04/24/06                                  9,400           9,295
   4.550% due 04/25/06                                    900             890
Rabobank USA Financial Corp. (c)(z)
   4.470% due 02/01/06                                  9,300           9,300
Skandinaviska Enskilda Banken (c)(z)
   4.170% due 02/03/06                                  1,400           1,400
Societe Generale NA (c)(z)
   4.340% due 03/06/06                                  6,600           6,574
Sprint Capital Corp.
   6.000% due 01/15/07                                  1,225           1,235
Svenska Handelsbanken (c)(z)
   4.400% due 03/23/06                                  5,800           5,765
Total Fina Elf (c)(z)
   4.460% due 02/01/06                                  1,400           1,400
UBS Financial Del, LLC (z)
   4.470% due 02/01/06 (c)                              8,000           8,000
   4.480% due 04/20/06                                  2,200           2,175
United States Treasury Bills (c)(z)(sec.)
   3.976% due 03/02/06 (N)                                290             289
   3.988% due 03/02/06 (N)                              1,135           1,131
   3.989% due 03/02/06 (N)                                180             179
   3.991% due 03/02/06 (N)                                 30              30
   3.759% due 03/16/06                                    100             100
   3.916% due 03/16/06                                    295             294
   4.022% due 03/16/06                                    500             498
United States Treasury Notes
   2.500% due 10/31/06                                  9,780           9,632
   2.875% due 11/30/06                                 16,210          15,984
   3.000% due 12/31/06                                  5,760           5,677
Westpac Banking Corp. (c)(z)
   4.190% due 02/07/06                                  8,800           8,794
   4.330% due 02/21/06                                  1,400           1,398
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $375,690)                                                       375,284
                                                                 ------------

                                                       Diversified Bond Fund  87

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 9.4%
Frank Russell Investment Company Money Market
   Fund (X)                                        62,974,180          62,974
State Street Securities Lending Quality Trust
   (X)                                            108,138,034         108,138
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $171,112)                                                       171,112
                                                                 ------------

TOTAL INVESTMENTS - 125.4%
(identified cost $2,286,521)                                        2,275,494

OTHER ASSETS AND LIABILITIES,
NET - (25.4%)                                                        (461,052)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,814,442
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 88  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Futures
   expiration date 03/06 (80)                               8,590                (43)

Eurodollar Futures (CME)
   expiration date 03/06 (111)                             26,411               (100)
   expiration date 09/06 (205)                             48,726                (59)
   expiration date 12/06 (393)                             93,446                (94)
   expiration date 03/07 (352)                             83,741                (85)
   expiration date 06/07 (196)                             46,641                (62)
   expiration date 09/07 (138)                             32,842                (41)
   expiration date 12/07 (89)                              21,179                (41)

United States Treasury Bonds
   expiration date 03/06 (151)                             17,039                (73)

United States Treasury 2 Year Notes
   expiration date 03/06 (213)                             43,632                (95)

United States Treasury 5 Year Notes
   expiration date 03/06 (923)                             97,593               (326)

United States Treasury 10 Year Notes
   expiration date 03/06 (197)                             21,362               (115)

Short Positions
United States Treasury Bonds
   expiration date 03/06 (174)                             19,635                (89)

United States Treasury 5 Year Notes
   expiration date 03/06 (35)                               3,701                 18

United States Treasury 10 Year Notes
   expiration date 03/06 (116)                             12,579                 75
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,130)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sep 2006 95.25 Call (20)                                 4,763                 (6)
   Sep 2006 95.50 Call (13)                                 3,104                 (2)
   Sep 2006 95.00 Put (25)                                  5,938                 (9)
   Sep 2006 95.25 Put (53)                                 12,621                (37)
   Sep 2006 95.50 Put (13)                                  3,104                (15)
   Dec 2006 95.00 Put (10)                                  2,375                 (4)
   Dec 2006 95.25 Put (346)                                82,391               (277)
   Dec 2006 95.50 Put (26)                                  6,208                (32)
   Mar 2007 95.25 Put (14)                                  3,334                (13)

Eurodollar Midcurve
   1 Year Futures
   Mar 2006 95.50 Call (45)                                10,744                 (2)

United States Treasury Bonds
   Feb 2006 116.00 Call (7)                                   812                 --

United States Treasury Notes
   10 Year Futures
   Feb 2006 109.00 Call (19)                                2,071                 (5)
   Feb 2006 110.00 Call (6)                                   660                 --
   Feb 2006 111.00 Call (60)                                6,660                 (1)
   Feb 2006 107.00 Put (80)                                 8,560                 (9)
   May 2006 108.00 Put (27)                                 2,916                (27)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $498)                                                     (439)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Diversified Bond Fund  89

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,027      AUD         1,401    02/08/06                 36
USD              37      CAD            42    02/23/06                 --
USD              50      CAD            58    02/23/06                  1
USD           3,381      EUR         2,795    02/08/06                 17
USD           4,719      EUR         3,999    02/08/06                143
USD           6,216      EUR         5,071    02/08/06                (51)
USD             560      EUR           462    02/14/06                  2
USD           1,546      EUR         1,256    05/10/06                (11)
USD           4,447      EUR         3,720    06/23/06                111
USD             264      GBP           149    02/23/06                  1
USD             322      GBP           182    02/23/06                  1
USD           1,038      GBP           587    02/23/06                  7
USD             224      JPY        25,676    02/14/06                 (5)
USD           3,683      JPY       424,676    02/14/06                (56)
USD           1,377      JPY       161,041    02/22/06                 --
USD               1      JPY           144    09/20/06                 --
USD             964      PLN         3,025    02/08/06                 (3)
AUD           1,401      USD         1,048    02/08/06                (14)
AUD           1,401      USD         1,024    05/10/06                (36)
CAD             100      USD            86    02/23/06                 (2)
EUR           1,256      USD         1,538    02/08/06                 11
EUR           1,539      USD         1,806    02/08/06                (65)
EUR           5,071      USD         6,102    02/08/06                (64)
EUR           2,880      USD         3,474    02/22/06                (30)
EUR           5,071      USD         6,248    05/10/06                 50
EUR             550      USD           675    06/23/06                  1
EUR             550      USD           668    06/23/06                 (6)
JPY          66,330      USD           581    02/14/06                 15
PLN           3,025      USD           927    02/08/06                (34)
PLN           3,025      USD           965    05/10/06                  2
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  21
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 90  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
        COUNTER              NOTIONAL                                                      TERMINATION           VALUE
         PARTY                AMOUNT          FUND RECEIVES            FUND PAYS               DATE                $
-----------------------   --------------   --------------------   --------------------   ----------------   ----------------
Barclays                    GBP    7,700   5.000%                 Six Month LIBOR            06/15/07                     45
Barclays                    USD    8,300   5.000%                 Three Month LIBOR          06/21/08                      7
                                                                  Consumer Price Index
BNP Paribas                 EUR    1,300   2.090%                 (France)                   10/15/10                      6
Goldman                     USD    1,200   5.000%                 Three Month LIBOR          06/21/16                     (6)
Lehman                      GBP    4,200   4.500%                 Six Month LIBOR            09/20/09                    (27)
Lehman                      USD    5,400   5.000%                 Three Month LIBOR          06/21/11                      4
Lehman                      USD      500   5.000%                 Three Month LIBOR          12/15/35                    (10)
Merrill Lynch               GBP   10,500   4.500%                 Six Month LIBOR            09/20/09                    (66)
Merrill Lynch               GBP      200   4.000%                 Six Month LIBOR            12/15/35                     (8)
                                                                                                            ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $36                                   (55)
                                                                                                            ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Diversified Bond Fund  91

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 87.0%
Asset-Backed Securities - 7.6%
AAA Trust (p)
   Series 2005-2 Class A1
   4.634% due 11/26/35                                  1,105           1,107
Aames Mortgage Investment Trust (E)
   Series 2005-2 Class 1A1
   4.610% due 07/25/35                                     22              22
ABSC NIMs Trust (p)
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                     14              14
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   4.830% due 07/25/34                                    566             567
ACE Securities Corp. (E)
   Series 2004-IN1 Class A1
   4.850% due 05/25/34                                  1,977           1,982
   Series 2005-SD3 Class A
   4.930% due 08/25/45                                  3,258           3,258
Aegis Asset Backed Securities Trust (E)
   Series 2005-4 Class 1A1
   4.640% due 10/25/35                                  1,884           1,884
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     53              52
American Airlines, Inc.
   6.817% due 05/23/11                                    380             366
American Express Credit Account Master Trust (E)
   Series 2002-1 Class A
   4.580% due 09/15/09                                  1,600           1,602
   Series 2002-2 Class A
   4.580% due 11/16/09                                  2,175           2,178
   Series 2002-3 Class A
   4.580% due 12/15/09                                  3,500           3,505
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.030% due 02/25/33                                    450             453
   Series 2004-R10 Class A5
   4.920% due 11/25/34                                    851             852
   Series 2004-R7 Class A6
   4.900% due 08/25/34                                  2,115           2,119
   Series 2004-R8 Class A5
   4.900% due 09/25/34                                  4,078           4,081
   Series 2005-R4 Class A2B
   4.670% due 07/25/35                                  1,625           1,625
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   4.750% due 02/25/34                                    154             154

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Asset Backed Funding Certificates (E)
   Series 2004-OPT Class A2
   4.720% due 06/25/25                                    103             103
   Series 2005-WF1 Class A2A
   4.610% due 01/25/35                                    486             486
BA Master Credit Card Trust (E)
   Series 1999-C Class A
   4.720% due 08/15/08                                  2,000           2,002
Barclays Bank PLC
   6.278% due 12/15/34                                    420             415
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   4.730% due 09/25/34                                    933             934
   Series 2005-AQ1 Class 2A1
   4.750% due 03/25/35                                  2,047           2,047
   Series 2005-HE8 Class A1
   4.650% due 08/25/35                                  1,072           1,072
Burlington Northern and Santa Fe Railway Co.
   4.575% due 01/15/21                                    198             190
Capital Auto Receivables Asset Trust
   Series 2003-2 Class A3A
   1.440% due 02/15/07                                     42              42
   Series 2003-3 Class A3B (E)
   4.550% due 01/15/08                                  1,300           1,301
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    900             889
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   4.610% due 06/25/35                                  1,044           1,044
   Series 2005-NC4 Class A1
   4.680% due 09/25/35                                  1,436           1,436
   Series 2005-OPT Class A1A
   4.620% due 05/25/35                                    426             426
Cendant Timeshare Receivables Funding LLC (p)
   Series 2004-1A Class A1
   3.670% due 05/20/16                                    220             214
Chancellor/Triton CBO, Ltd. (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    248             234
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    900             930

 92  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                    157             155
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                    293             291
Conseco Finance (E)
   Series 2000-C Class A
   4.840% due 12/15/29                                    402             402
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    695             690
   Series 2004-1NI Class NOTE (p)
   6.000% due 05/25/34                                      4               4
   Series 2004-BC1 Class M1 (E)
   5.030% due 02/25/34                                    545             547
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                    745             732
   Series 2005-12 Class 2A2
   4.898% due 06/25/32                                  1,420           1,408
   Series 2005-16 Class 2AF1 (E)
   4.680% due 05/25/36                                  2,779           2,779
   Series 2005-17 Class 1AF1 (E)
   4.730% due 12/25/36                                  5,093           5,093
   Series 2005-17 Class 1AF3
   5.711% due 12/25/36                                  1,545           1,545
   Series 2005-3 Class AF1A (E)
   4.650% due 08/25/35                                    371             371
Countrywide Home Loans
   Series 2006-1 Class PT1
   6.000% due 12/01/35                                  1,220           1,216
Credit-Based Asset Servicing and Securitization
   Series 2005-CB4 Class AV1 (E)
   4.630% due 08/25/35                                  1,327           1,327
   Series 2005-CB5 Class AV1 (E)
   4.640% due 08/25/35                                  1,684           1,684
   Series 2005-CB8 Class AF1B
   5.451% due 12/25/35                                  1,161           1,159
Entergy Gulf States, Inc. (E)
   4.810% due 12/01/09                                    335             327
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   4.590% due 04/25/35                                    798             798
Fannie Mae Grantor Trust
   Series 2004-T4 Class A2
   3.930% due 02/25/20                                     74              74
FBR Securitization Trust (E)
   Series 2005-4 Class AV21
   4.650% due 10/25/35                                  2,490           2,490
FHA 221D4
   7.430% due 07/02/22                                     96              97

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   4.630% due 07/25/35                                  1,469           1,469
Freddie Mac
   Series 1991-103 Class Z
   9.000% due 02/15/21                                     86              86
   Series 1994-173 Class Z
   7.000% due 05/15/24                                    426             445
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                  1,771           1,848
Fremont Home Loan Trust (E)
   Series 2005-E Class 2A1
   4.620% due 01/25/36                                  1,333           1,333
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A (N)
   4.520% due 06/15/10                                  1,500           1,501
   Series 2004-2 Class A
   4.510% due 09/15/10                                  1,950           1,951
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-1 Class A
   4.540% due 07/20/08                                  1,850           1,850
   Series 2004-2 Class A
   4.570% due 07/20/09                                  1,900           1,902
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE4 Class A1 (E)
   4.640% due 03/25/35                                  1,300           1,300
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                  1,570           1,546
Golden Tree High Yield Opportunities, LP
   Series 2000-1 Class C1
   9.404% due 10/31/07                                  1,100           1,111
GSAA Home Equity Trust (p)
   Series 2004-4N Class NOTE
   6.250% due 05/25/34                                    191             191
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   5.180% due 08/25/33                                    975             979
   Series 2004-NC1 Class A3
   4.920% due 03/25/34                                    980             982
   Series 2005-AHL Class A1
   4.620% due 04/25/35                                    461             461
   Series 2005-HE4 Class A2A
   4.650% due 07/25/45                                  1,933           1,933

                                                     Multistrategy Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-S2 Class A
   4.700% due 11/25/34                                  1,457           1,458
Harborview Mortgage Loan Trust
   Series 2006-1 Class 2A1A
   4.760% due 03/19/37                                  1,825           1,825
Harley-Davidson Motorcycle Trust
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    477             473
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2003-1 Class A
   4.840% due 10/20/32                                    396             396
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   5.230% due 12/25/33                                  1,425           1,432
Honda Auto Receivables Owner Trust
   Series 2004-2 Class A2
   2.520% due 02/15/07                                    160             159
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   4.610% due 09/25/35                                    559             559
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                  1,212           1,222
Long Beach Mortgage Loan Trust (E)
   Series 2005-1 Class 2A1
   4.670% due 02/25/35                                    286             286
   Series 2005-2 Class 2A1
   4.610% due 04/25/35                                    561             561
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.180% due 08/25/33                                    910             915
   Series 2005-OPT Class A3
   4.620% due 03/25/35                                    545             545
MBNA Credit Card Master Note Trust (E)
   Series 2002-A10 Class A10
   4.610% due 02/16/10                                  2,175           2,180
MBNA Master Credit Card Trust USA
   Series 2000-D Class A (E)
   4.670% due 09/15/09                                  2,925           2,932
   Series 2000-E Class A
   7.800% due 10/15/12                                    600             669
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   4.540% due 04/25/08                                  2,911           2,911
Merrill Lynch Mortgage Investors, Inc.
   Series 2003-WM1 Class N1 (p)
   7.000% due 11/25/33                                     20              20

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-HE2 Class A2A (E)
   4.730% due 08/25/35                                     60              60
   Series 2005-NCB Class A1A
   5.451% due 07/25/36                                    625             624
   Series 2005-SL1 Class A (E)
   4.730% due 06/25/35                                    694             694
   Series 2005-WMC Class A2A (E)
   4.630% due 09/25/35                                    146             146
Metris Master Trust (E)
   Series 2001-2 Class A
   4.810% due 11/20/09                                    900             901
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                    165             157
   Series 2004-1 Class A
   6.005% due 08/15/37                                    222             226
   Series 2005-1 Class A
   5.745% due 01/15/40                                    229             228
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   6.630% due 09/25/33                                  1,115           1,142
   Series 2004-OP1 Class A2A
   4.680% due 11/25/34                                  1,571           1,571
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.060% due 02/25/35                                  1,205           1,209
Novastar Home Equity Loan (E)
   Series 2004-4 Class A2B
   4.870% due 03/25/35                                  1,020           1,021
   Series 2005-1 Class A2A
   4.650% due 06/25/35                                  1,018           1,018
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   6.230% due 04/25/33                                  1,250           1,262
   Series 2003-3 Class M3
   6.530% due 06/25/33                                    775             783
   Series 2003-4 Class M2
   6.180% due 07/25/33                                    730             738
   Series 2005-4 Class A3
   4.790% due 11/25/35                                  1,605           1,606
Ownit Mortgage Loan Asset Backed Certificates
   (E)
   Series 2005-2 Class A2A
   4.640% due 03/25/36                                    619             620

 94  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   4.990% due 02/25/35                                  4,600           4,610
   Series 2005-WCW Class M1
   4.980% due 09/25/35                                  1,195           1,199
   Series 2005-WHQ Class A2A
   4.610% due 06/25/35                                    870             870
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    445             439
   Series 2005-6 Class A3
   5.680% due 01/25/36                                  1,290           1,290
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                    450             456
Premium Asset Trust (p)
   4.650% due 02/02/07                                    780             779
Quest Trust (E)(p)
   Series 2005-X2 Class A1
   4.610% due 10/25/35                                    827             827
Renaissance Home Equity Loan Trust
   Series 2004-4 Class AF2
   3.856% due 02/25/35                                    765             758
   Series 2005-2 Class AF2
   4.361% due 08/25/35                                  1,385           1,366
   Series 2005-4 Class A2
   5.399% due 02/25/36                                    575             575
   Series 2005-4 Class A3
   5.565% due 02/25/36                                    360             361
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                  1,160           1,168
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                    670             665
   Series 2004-RS1 Class AII2 (E)
   4.760% due 12/25/34                                    725             726
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    509             507
   Series 2004-RS8 Class AII1 (E)
   4.670% due 05/25/26                                    313             313
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    480             475
   Series 2005-RS1 Class AII1 (E)
   4.640% due 01/25/35                                    451             451
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   4.760% due 09/25/31                                    345             345
   Series 2003-KS1 Class M2 (E)
   6.280% due 01/25/33                                  1,985           1,993

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-KS4 Class AIIB (E)
   4.820% due 06/25/33                                  1,052           1,053
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                  1,915           1,896
   Series 2004-KS9 Class AI1 (E)
   4.700% due 07/25/21                                     47              47
Saxon Asset Securities Trust (E)
   Series 2005-1 Class A2A
   4.640% due 05/25/35                                    252             252
   Series 2005-1 Class A2B
   4.750% due 05/25/35                                    905             906
   Series 2005-2 Class A2A
   4.620% due 09/25/35                                  1,187           1,187
Sharps SP I, LLC Net Interest Margin Trust (p)
   Series 2004-HE1 Class N
   6.900% due 11/25/33                                     11              11
Sharps SP I, LLC
   6.850% due 03/01/23                                     35              35
   7.000% due 01/25/34                                    122             122
SLM Student Loan Trust (E)
   Series 2004-1 Class A1
   4.663% due 01/26/15                                    254             254
   Series 2004-9 Class A2
   4.643% due 10/25/12                                    635             633
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                    134             142
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  1,794           1,888
Specialty Underwriting & Residential Finance (E)
   Series 2005-BC2 Class A2A
   4.630% due 12/25/35                                    676             676
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.010% due 10/25/33                                    383             383
   Series 2005-2 Class A2
   4.650% due 03/25/35                                    426             426
   Series 2005-3 Class M2
   4.970% due 04/25/35                                    675             676
   Series 2005-5 Class A6
   4.620% due 06/25/35                                    820             820
   Series 2005-HE1 Class A1
   4.630% due 07/25/35                                  1,637           1,637

                                                     Multistrategy Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                    555             513
   Series 2004-16X Class A2
   4.910% due 08/25/34                                  1,109           1,104
   Series 2004-19X Class A2
   4.370% due 10/25/34                                  2,125           2,106
   Series 2005-GEL Class A (E)
   4.880% due 12/25/34                                  1,845           1,846
   Series 2005-WMC Class A1 (E)
   4.610% due 01/25/35                                    635             635
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    477             481
Tenaska Alabama Partners, LP (p)
   7.000% due 06/30/21                                    323             328
Terwin Mortgage Trust (E)
   Series 2004-22S Class A
   4.920% due 11/25/35                                    410             410
   Series 2005-8HE Class A1 (p)
   4.650% due 07/25/35                                  1,062           1,062
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    300             296
United Airlines, Inc. (o)
   7.730% due 07/01/10                                    510             505
Wachovia Auto Owner Trust
   Series 2004-B Class A2
   2.400% due 05/21/07                                     84              84
World Financial Properties (p)
   6.910% due 09/01/13                                    659             691
   6.950% due 09/01/13                                    194             204
World Omni Auto Receivables Trust
   Series 2004-A Class A2
   2.580% due 07/12/07                                     91              91
                                                                 ------------
                                                                      159,785
                                                                 ------------

Corporate Bonds and Notes - 13.4%
Abitibi-Consolidated Finance, LP
   7.875% due 08/01/09                                    870             848
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                  1,230           1,299
Albertson's, Inc. (N)
   8.000% due 05/01/31                                    600             569
Alpha Natural Resources LLC
   10.000% due 06/01/12                                   980           1,078
Amerada Hess Corp.
   6.650% due 08/15/11                                    465             497
   7.300% due 08/15/31                                    630             733

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    100             100
American General Finance Corp.
   Series MTNG (E)
   4.544% due 03/23/07                                    300             300
   Series MTNH
   4.625% due 09/01/10                                     45              44
   Series MTNI
   4.625% due 05/15/09                                    220             218
American International Group, Inc. (p)
   4.700% due 10/01/10                                  1,100           1,080
   5.050% due 10/01/15                                  1,750           1,704
American RE Corp.
   Series B
   7.450% due 12/15/26                                  1,360           1,542
AmerisourceBergen Corp. (p)
   5.625% due 09/15/12                                  1,255           1,258
Arizona Public Service Co.
   5.800% due 06/30/14                                    550             556
AT&T Corp.
   9.050% due 11/15/11                                     85              94
   9.750% due 11/15/31                                    685             847
Atmos Energy Corp. (E)
   4.975% due 10/15/07                                    575             575
Autonation, Inc.
   9.000% due 08/01/08                                    410             440
Avista Capital Trust III
   6.500% due 04/01/34                                    851             852
Avista Corp.
   9.750% due 06/01/08                                    610             663
Axa Financial, Inc.
   6.500% due 04/01/08                                    215             222
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  3,130           3,293
Bank of America Corp.
   7.800% due 02/15/10                                    460             506
BellSouth Corp.
   4.200% due 09/15/09                                    710             687
   6.550% due 06/15/34                                    135             141
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    620             648
Bowater, Inc.
   9.000% due 08/01/09                                    760             782

 96  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                    290             311
   6.875% due 12/01/27 (N)                                 55              63
   6.750% due 03/15/29                                    110             124
Campbell Soup Co. (N)
   5.875% due 10/01/08                                    430             438
Carolina Power & Light Co.
   6.500% due 07/15/12                                     50              53
Caterpillar Financial Services Corp.
   Series MTNF
   4.440% due 08/20/07 (E)                                470             471
   3.625% due 11/15/07                                    160             156
CC Funding Trust I
   6.900% due 02/16/07                                    685             696
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    470             479
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                  1,535           1,743
Centex Corp. (E)
   4.930% due 08/01/07                                    686             686
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    210             213
Cingular Wireless Services, Inc.
   8.750% due 03/01/31                                    410             537
CIT Group, Inc.
   5.750% due 09/25/07                                    345             349
   3.650% due 11/23/07                                    260             254
   6.875% due 11/01/09                                    140             148
   4.125% due 11/03/09                                    225             217
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    265             275
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   4.490% due 03/07/08                                  1,800           1,800
Citigroup, Inc.
   4.200% due 12/20/07 (N)                              3,600           3,549
   3.500% due 02/01/08                                  3,110           3,026
   4.625% due 08/03/10                                  1,155           1,136
   6.000% due 02/21/12                                    305             319
   5.625% due 08/27/12                                    705             721
   4.700% due 05/29/15 (N)                                815             782
   5.875% due 02/22/33                                  1,445           1,472
Citizens Communications Co.
   9.250% due 05/15/11                                    675             743
Clear Channel Communications, Inc.
   5.750% due 01/15/13                                    275             266

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Clorox Co.
   4.614% due 12/14/07 (E)                                705             706
   4.200% due 01/15/10                                    525             506
   5.000% due 01/15/15                                    340             329
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    315             317
Comcast Cable Communications
   8.375% due 05/01/07                                    705             733
   6.750% due 01/30/11                                  1,020           1,074
Comcast Corp.
   6.500% due 11/15/35                                    445             446
ConAgra Foods, Inc.
   7.000% due 10/01/28                                    215             227
   8.250% due 09/15/30                                    275             330
Consolidated Natural Gas Co.
   5.000% due 12/01/14                                    395             381
   Series C
   6.250% due 11/01/11                                    155             163
Constellation Energy Group, Inc.
   7.600% due 04/01/32                                    370             442
Consumers Energy Co.
   Series F
   4.000% due 05/15/10                                    175             166
   Series H
   4.800% due 02/17/09                                    325             320
Continental Airlines, Inc. (N)
   Series 01-1
   6.503% due 06/15/11                                    550             538
Cooper Industries, Inc. (p)
   5.250% due 11/15/12                                    500             498
Corrections Corp. of America
   7.500% due 05/01/11                                    235             242
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    780             748
   Series MTNK
   5.500% due 02/01/07                                    135             135
COX Communications, Inc.
   4.625% due 01/15/10                                    870             840
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                    335             331
   6.500% due 01/15/12                                    215             228
   5.500% due 08/15/13                                    230             233
CSC Holdings, Inc.
   10.500% due 05/15/16 (N)                               350             372

                                                     Multistrategy Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series B
   8.125% due 07/15/09                                    325             330
   8.125% due 08/15/09                                    185             188
DaimlerChrysler NA Holding Corp.
   8.500% due 01/18/31                                    320             388
   Series MTNE (E)
   5.210% due 10/31/08                                    850             853
Detroit Edison Co.
   6.125% due 10/01/10                                    955             991
   6.350% due 10/15/32                                    275             290
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    776             750
   5.375% due 10/15/12                                    370             364
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    420             455
Dominion Resources, Inc.
   Series B
   4.819% due 09/28/07 (E)                                895             895
   6.250% due 06/30/12                                    120             125
DPL, Inc.
   6.875% due 09/01/11                                    680             724
DR Horton, Inc.
   5.250% due 02/15/15                                    855             798
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                  1,220           1,485
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     60              64
E*Trade Financial Corp.
   8.000% due 06/15/11                                  1,320           1,373
Eastman Kodak Co.
   7.250% due 11/15/13                                    480             469
Echostar DBS Corp.
   6.375% due 10/01/11                                    595             580
   6.625% due 10/01/14                                    280             272
El Paso Corp.
   6.950% due 12/15/07                                  2,600           2,645
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    225             237
Eli Lilly & Co.
   6.770% due 01/01/36                                  1,170           1,356
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                    235             226
   5.207% due 12/08/08 (E)(p)                             570             570
Enterprise Products Operating, LP
   4.000% due 10/15/07                                    700             685
   4.625% due 10/15/09                                    780             759
EOP Operating, LP
   4.750% due 03/15/14                                     70              66
   7.500% due 04/19/29                                    297             330

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    730             763
   5.300% due 11/15/08                                    350             350
Exelon Corp.
   6.750% due 05/01/11                                    285             302
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                  2,140           2,227
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                    570             574
   8.625% due 05/01/24                                  1,140           1,364
FedEx Corp.
   2.650% due 04/01/07                                    220             214
   7.600% due 07/01/97                                    225             264
Financing Corp.
   Principal Only STRIP
   Series 10P Zero coupon due 11/30/17                  2,700           1,508
   Series 15P Zero coupon due 03/07/19                    390             204
   Series 6P Zero coupon due 08/03/18                   1,390             749
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  2,815           2,959
   Series C
   7.375% due 11/15/31                                    345             399
Ford Motor Co.
   7.450% due 07/16/31 (N)                              1,745           1,287
   7.700% due 05/15/97                                  1,905           1,333
Ford Motor Credit Co.
   4.680% due 03/13/07 (E)                              2,250           2,106
   5.349% due 09/28/07 (E)(N)                           1,400           1,324
   6.625% due 06/16/08                                    780             734
   5.625% due 10/01/08                                    481             437
   5.700% due 01/15/10 (N)                                551             487
Fortune Brands, Inc.
   5.375% due 01/15/16                                    975             958
FPL Group Capital, Inc.
   4.086% due 02/16/07                                    486             481
General Electric Capital Corp.
   4.125% due (N)                                       1,995           1,962
   4.515% due                                             700             701
   4.875% due 10/21/10                                  3,810           3,783
   4.750% due 01/08/16 (E)                              1,100           1,099

 98  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series MTNA
   4.250% due 12/01/10 (N)                                180             174
   5.875% due 02/15/12                                    320             333
   4.750% due 09/15/14                                     80              78
   6.750% due 03/15/32                                    465             540
General Motors Acceptance Corp.
   6.875% due 09/15/11                                  2,766           2,641
   6.750% due 12/01/14 (N)                              1,300           1,232
   8.000% due 11/01/31 (N)                              1,600           1,631
General Motors Corp. (N)
   8.375% due 07/15/33                                  2,765           2,046
Georgia-Pacific Corp.
   8.125% due 05/15/11                                  1,000           1,017
   8.875% due 05/15/31                                  1,557           1,604
Glencore Funding LLC (p)
   6.000% due 04/15/14                                  1,610           1,528
Glencore Nickel Ltd. (O)
   9.000% due 12/01/14                                    305              --
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             356
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                  2,030           2,172
   6.600% due 01/15/12                                    150             160
   5.250% due 10/15/13                                    425             421
   6.345% due 02/15/34 (N)                                955             990
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     80              88
HCA, Inc.
   5.500% due 12/01/09                                  1,200           1,183
   7.875% due 02/01/11                                     50              54
   6.950% due 05/01/12                                    395             406
   6.300% due 10/01/12                                    270             269
   7.500% due 12/15/23                                    400             400
Health Net, Inc.
   9.875% due 04/15/11                                    805             930
Hertz Corp. (p)
   8.875% due 01/01/14                                    835             862
Historic TW, Inc.
   8.180% due 08/15/07                                  1,553           1,620
   9.125% due 01/15/13                                  1,120           1,320
   8.050% due 01/15/16                                  1,490           1,697
HJ Heinz Co. (p)
   6.428% due 12/01/08                                    200             206
HJ Heinz Finance Co.
   6.000% due 03/15/12                                    320             326
   6.750% due 03/15/32                                    250             265
HSBC Finance Capital Trust IX
   5.911% due 11/30/35                                    900             902

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HSBC Finance Corp.
   4.576% due 10/04/07 (E)                              2,200           2,200
   4.621% due 09/15/08 (E)                                700             701
   4.125% due 12/15/08                                    175             171
   5.875% due 02/01/09 (N)                                660             674
   4.750% due 05/15/09                                  1,570           1,553
   4.125% due 11/16/09                                    270             260
   8.000% due 07/15/10                                    165             183
   4.625% due 09/15/10                                    600             586
   6.375% due 10/15/11                                    365             384
   6.375% due 11/27/12                                  1,390           1,464
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    435             442
ICI Wilmington, Inc.
   4.375% due 12/01/08                                    210             204
ILFC E-Capital Trust I (N)(p)
   5.900% due 12/21/65                                    870             872
ILFC E-Capital Trust II (N)(p)
   6.250% due 12/21/65                                    385             388
Insight Midwest, LP
   10.500% due 11/01/10                                   351             370
International Lease Finance Corp.
   3.750% due 08/01/07                                    115             113
   6.375% due 03/15/09 (N)                                350             362
International Paper Co.
   5.500% due 01/15/14                                    905             885
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    410             377
ITT Industries, Inc.
   7.400% due 11/15/25                                    455             535
JC Penney Corp., Inc.
   7.375% due 08/15/08                                    460             482
   7.650% due 08/15/16                                    325             367
   7.400% due 04/01/37                                    380             421
Jefferies Group, Inc.
   6.250% due 01/15/36                                    220             216
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                    120             122
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    440             492
Johnson Controls, Inc.
   5.250% due 01/15/11                                    715             713
   5.500% due 01/15/16                                  1,035           1,023

                                                     Multistrategy Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JPMorgan Chase & Co.
   5.350% due 03/01/07                                    160             161
   6.000% due 02/15/09                                    170             174
   7.000% due 11/15/09                                     65              69
   6.750% due 02/01/11                                    235             251
   6.625% due 03/15/12                                     95             102
   5.150% due 10/01/15                                  1,210           1,184
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  2,895           3,075
KeySpan Corp.
   7.625% due 11/15/10                                    525             580
Kinder Morgan Finance Co. ULC (p)
   5.350% due 01/05/11                                    425             424
Knight Ridder, Inc.
   5.750% due 09/01/17                                    365             313
Kraft Foods, Inc.
   5.250% due 06/01/07                                    170             170
   4.125% due 11/12/09                                  1,647           1,588
   5.625% due 11/01/11                                  3,350           3,393
   6.500% due 11/01/31                                    170             183
Kroger Co. (The)
   7.250% due 06/01/09                                    270             285
   6.750% due 04/15/12                                    100             105
   8.000% due 09/15/29                                    210             241
   7.500% due 04/01/31                                    430             480
LaBranche & Co., Inc.
   9.500% due 05/15/09                                    740             788
Lear Corp. (N)
   Series B
   8.110% due 05/15/09                                    560             515
Lehman Brothers Holdings, Inc.
   5.000% due 01/14/11                                  1,540           1,531
Lenfest Communications, Inc.
   7.625% due 02/15/08                                    100             104
Levi Strauss & Co.
   12.250% due 12/15/12                                   540             613
Limited Brands (N)
   6.950% due 03/01/33                                    375             373
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    670             724
Lubrizol Corp.
   4.625% due 10/01/09                                    581             569
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    755             740
Manufacturers & Traders Trust Co. (p)
   5.585% due 12/28/20                                    248             249

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                  1,130           1,129
   4.720% due 07/13/07 (E)                                580             579
   5.150% due 09/15/10                                    775             768
   5.375% due 07/15/14 (N)                                550             537
   5.750% due 09/15/15                                    430             430
   5.875% due 08/01/33 (N)                                460             435
May Department Stores Co. (The)
   4.800% due 07/15/09                                    480             472
   5.750% due 07/15/14                                    515             522
MBNA America Bank NA
   7.125% due 11/15/12                                     85              94
MBNA Corp.
   4.721% due 05/05/08 (E)                                780             786
   6.125% due 03/01/13                                    405             426
MCI, Inc.
   6.908% due 05/01/07                                  1,830           1,848
   7.688% due 05/01/09                                    465             480
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,482           1,618
Merrill Lynch & Co., Inc.
   Series MTNC
   4.250% due 02/08/10                                  3,755           3,637
Metlife, Inc.
   5.000% due 06/15/15                                    520             508
   5.700% due 06/15/35                                    130             129
MGM Mirage
   9.750% due 06/01/07                                    795             835
Midamerican Funding LLC
   6.750% due 03/01/11                                    540             576
Miller Brewing Co. (p)
   4.250% due 08/15/08                                    445             436
   5.500% due 08/15/13                                    925             931
Mohawk Industries, Inc.
   6.125% due 01/15/16                                    970             975
   Series D
   7.200% due 04/15/12                                    340             360
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    320             317
Morgan Stanley
   5.050% due 01/21/11                                    455             452
   6.750% due 04/15/11                                  1,305           1,398
   4.750% due 04/01/14                                    875             833
   5.375% due 10/15/15                                  1,325           1,315
Motorola, Inc.
   4.608% due 11/16/07                                  1,378           1,368
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    430             461

 100  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    200             204
Nationwide Financial Services
   6.250% due 11/15/11                                    395             413
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    867           1,032
Neiman-Marcus Group, Inc. (N)(p)
   10.375% due 10/15/15                                   595             614
News America Holdings, Inc.
   7.750% due 12/01/45                                    415             467
   7.900% due 12/01/95 (N)                                410             457
   8.250% due 10/17/96                                    135             156
News America, Inc.
   7.125% due 04/08/28                                     75              79
   6.400% due 12/15/35 (p)                                495             493
   6.750% due 01/09/38                                     65              69
Nextel Communications, Inc.
   Series E
   6.875% due 10/31/13                                    955           1,001
Nisource Finance Corp.
   4.950% due 11/23/09 (E)                                370             371
   7.875% due 11/15/10                                    990           1,093
Norfolk Southern Corp.
   7.350% due 05/15/07                                    320             329
   7.050% due 05/01/37                                    280             329
   7.900% due 05/15/97                                    930           1,186
   6.000% due 03/15/05                                    745             726
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                  1,700           1,692
NRG Energy, Inc.
   7.375% due 02/01/16                                  1,400           1,424
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    285             385
Ohio Power Co. (N)
   Series F
   5.500% due 02/15/13                                     55              55
Oneok, Inc.
   5.510% due 02/16/08                                    775             778
Oracle Corp. and Ozark Holding, Inc. (p)
   5.250% due 01/15/16                                    940             926
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    600             574
   4.200% due 03/01/11                                    795             758
   6.050% due 03/01/34                                    885             901
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                    125             122

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pemex Project Funding Master Trust
   5.750% due 12/15/15                                    500             494
   6.625% due 06/15/35 (p)                                205             205
   6.625% due 06/15/35                                  1,080           1,081
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    970             974
Platinum Underwriters Finance, Inc. (N)
   Series B
   7.500% due 06/01/17                                    520             531
Popular North America Capital Trust I
   6.564% due 09/15/34                                  1,007           1,011
Progress Energy, Inc.
   7.100% due 03/01/11                                    930             997
   6.850% due 04/15/12                                     90              96
   7.000% due 10/30/31                                    620             681
Prudential Holdings LLC (p)
   Series FSA
   7.245% due 12/18/23                                    155             183
PSEG Energy Holdings LLC
   8.625% due 02/15/08                                    230             242
Qwest Capital Funding, Inc.
   7.000% due 08/03/09 (N)                                 65              65
   6.500% due 11/15/18                                     30              27
Qwest Corp.
   7.875% due 09/01/11                                  1,220           1,290
   7.625% due 06/15/15 (p)                              1,000           1,051
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                    945             928
Raytheon Co.
   8.300% due 03/01/10                                    125             139
RBS Capital Trust I (f)
   5.512% due 09/29/49                                  1,550           1,527
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                    310             305
Residential Capital Corp.
   6.125% due 11/21/08                                    835             844
   6.375% due 06/30/10                                  1,702           1,745
   6.875% due 06/30/15 (N)                              2,090           2,246
Russia Paris Club Participant (A)
   1.975% due 08/20/20                            JPY  56,548             482
Safeway, Inc. (N)
   5.800% due 08/15/12                                    110             110
   7.250% due 02/01/31                                    105             113
SBC Communications, Inc.
   4.125% due 09/15/09                                  1,460           1,406
   6.450% due 06/15/34                                     40              41
   6.150% due 09/15/34                                  1,115           1,098

                                                    Multistrategy Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SCANA Corp. (E)
   4.560% due 03/01/08                                  1,081           1,082
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    765             756
Sempra Energy
   4.621% due 05/17/07                                  1,347           1,338
   4.840% due 05/21/08 (E)                                831             833
SESI LLC
   8.875% due 05/15/11                                    365             382
SLM Corp.
   4.000% due 01/15/10                                    540             518
Smurfit-Stone Container Enterprises, Inc.
   9.250% due 02/01/08 (N)                                280             288
   9.750% due 02/01/11                                    640             646
Southern California Edison Co.
   4.555% due 12/13/07 (E)                                921             921
   7.625% due 01/15/10 (N)                                260             282
   6.000% due 01/15/34                                    531             551
Southern Copper Corp.
   7.500% due 07/27/35                                  1,455           1,457
Sprint Capital Corp.
   8.375% due 03/15/12                                  2,455           2,832
   6.875% due 11/15/28                                    775             840
   8.750% due 03/15/32                                    800           1,046
St. Paul Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                  1,290           1,286
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     65              67
Sungard Data Systems, Inc. (p)
   9.125% due 08/15/13                                    660             686
TCI Communications, Inc.
   7.875% due 02/15/26                                    145             164
TECO Energy, Inc. (N)
   7.200% due 05/01/11                                    715             760
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    990           1,183
   7.875% due 08/01/13                                  2,525           2,824
Tenet Healthcare Corp. (N)
   7.375% due 02/01/13                                    115             105
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                    280             321
Texas Genco LLC (p)
   6.875% due 12/15/14                                  1,320           1,429
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    426             493
Time Warner, Inc.
   6.750% due 04/15/11                                  2,435           2,554

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Trimas Corp.
   9.875% due 06/15/12                                    390             333
Twin Reefs Pass-Through Trust (E)(f)(p)
   5.420% due 12/10/49                                    900             900
TXU Corp.
   Series O
   4.800% due 11/15/09                                    755             724
   Series P
   5.550% due 11/15/14                                  1,215           1,141
Tyson Foods, Inc.
   8.250% due 10/01/11                                    280             309
Union Pacific Corp.
   6.625% due 02/01/08                                    265             273
   3.625% due 06/01/10                                    380             357
   6.650% due 01/15/11                                    145             154
   6.125% due 01/15/12                                    800             836
   Series MTNE (N)
   6.790% due 11/09/07                                    110             113
Union Planters Corp.
   7.750% due 03/01/11                                    265             297
US Unwired, Inc.
   Series B
   10.000% due 06/15/12                                   440             498
Valero Logistics Operations, LP
   6.050% due 03/15/13                                  1,067           1,099
Verizon
   6.500% due 09/15/11                                     70              72
Verizon Global Funding Corp.
   7.250% due 12/01/10                                  4,515           4,873
   5.850% due 09/15/35                                    970             915
Visteon Corp.
   8.250% due 08/01/10                                  1,965           1,656
   7.000% due 03/10/14 (N)                                695             539
Wachovia Capital Trust III (f)
   5.800% due 08/29/49                                  2,620           2,625
Washington Mutual, Inc.
   8.250% due 04/01/10                                    755             835
WellPoint, Inc.
   3.750% due 12/14/07                                    270             264
   4.250% due 12/15/09                                    532             516
   5.250% due 01/15/16                                    625             617
   5.850% due 01/15/36                                    490             488
Wells Fargo & Co.
   4.625% due 08/09/10                                  1,690           1,663
   4.950% due 10/16/13                                    390             383

 102  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Willis North America, Inc.
   5.125% due 07/15/10                                    630             625
   5.625% due 07/15/15                                    735             734
Wisconsin Electric Power
   3.500% due 12/01/07                                    145             141
Wyeth
   5.500% due 03/15/13                                    420             423
   5.500% due 02/01/14                                  1,165           1,173
Xlliac Global Funding (p)
   4.800% due 08/10/10                                    730             718
Yum! Brands, Inc.
   8.875% due 04/15/11                                    625             714
ZFS Finance USA Trust I (p)
   6.150% due 12/15/65 (N)                              1,430           1,436
   6.450% due 12/15/65                                  1,755           1,773
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,345           1,450
                                                                 ------------
                                                                      281,252
                                                                 ------------

International Debt - 5.1%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    775             799
Abitibi-Consolidated, Inc.
   8.550% due 08/01/10 (N)                                217             213
   8.850% due 08/01/30                                  1,045             893
Amvescap PLC
   4.500% due 12/15/09                                  1,137           1,111
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                  1,742           1,764
AXA SA
   8.600% due 12/15/30                                    255             337
Banco Santander Chile (E)(p)
   4.810% due 12/09/09                                    635             632
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                      7               7
Biovail Corp.
   7.875% due 04/01/10                                    938             970
BOI Capital Funding No. 3 (f)(p)
   6.107% due 08/29/49                                    580             582
Bowater Canada Finance
   7.950% due 11/15/11                                  1,095           1,057
Brascan Corp.
   7.125% due 06/15/12                                    495             536

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazilian Government International Bond
   10.271% due 06/29/09 (E)                             1,100           1,279
   9.250% due 10/22/10                                    295             336
   11.000% due 01/11/12 (N)                               820           1,015
   10.500% due 07/14/14 (N)                                35              44
   8.000% due 01/15/18                                  3,900           4,265
   8.875% due 10/14/19                                    100             115
   8.875% due 04/15/24                                  1,265           1,460
British Telecommunications PLC
   8.375% due 12/15/10                                    585             663
   8.875% due 12/15/30                                    680             895
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    481             472
Catalyst Paper Corp.
   Series D
   8.625% due 06/15/11                                    825             792
Chile Government International Bond
   5.500% due 01/15/13                                  3,500           3,565
China Development Bank
   5.000% due 10/15/15                                    200             196
Conoco Funding Co.
   6.350% due 10/15/11                                  2,695           2,864
Corp. Nacional del Cobre de Chile (p)
   5.625% due 09/21/35                                    695             676
Deutsche Telekom International Finance BV (E)
   8.000% due 06/15/10                                    190             211
   8.250% due 06/15/30                                    990           1,235
Donohue Forest Products
   7.625% due 05/15/07                                    665             672
El Salvador Government International Bond
   7.650% due 06/15/35                                    930             995
EnCana Corp.
   6.500% due 08/15/34                                    195             214
Export-Import Bank of China (p)
   4.875% due 07/21/15                                  1,470           1,423
Export-Import Bank of Korea
   4.250% due 11/27/07                                     90              89
   4.125% due 02/10/09 (p)                                540             526
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                    585             563
France Telecom SA
   7.750% due 03/01/11                                    795             882
   8.500% due 03/01/31                                    570             745

                                                    Multistrategy Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Galaxy Entertainment Finance Co., Ltd. (p)
   9.655% due 12/15/10 (E)                                370             376
   9.875% due 12/15/12 (N)                                355             364
Gaz Capital for Gazprom (p)
   8.625% due 04/28/34                                    450             568
Hanarotelecom, Inc. (p)
   7.000% due 02/01/12                                  1,120           1,102
HBOS PLC (f)(p)
   5.920% due 09/29/49                                  1,200           1,199
ICICI Bank, Ltd. (p)
   5.750% due 11/16/10                                  2,005           2,012
Intelsat, Ltd.
   6.500% due 11/01/13                                  1,040             772
Ispat Inland ULC
   9.750% due 04/01/14                                  1,694           1,948
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    461             465
Korea Development Bank
   4.250% due 11/13/07                                    140             138
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    285             281
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                    270             263
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    585             573
Mexico Government International Bond
   8.375% due 01/14/11                                    700             795
   6.375% due 01/16/13                                    260             275
   8.125% due 12/30/19                                  2,400           2,928
   8.000% due 09/24/22                                    400             488
   8.300% due 08/15/31                                    555             699
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14 (p)                              1,375           1,408
   Series REGS
   5.790% due 04/15/14                                    185             188
NAK Naftogaz Ukrainy
   8.125% due 09/30/09                                  1,700           1,712
Nationwide Building Society (p)
   4.250% due 02/01/10                                    770             747
Nexen, Inc.
   5.875% due 03/10/35                                    461             449
Nippon Life Insurance (p)
   4.875% due 08/09/10                                    935             919
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                  1,633           1,618
Panama Government International Bond
   8.875% due 09/30/27                                    300             370

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                    200             197
Philippine Government International Bond
   7.750% due 01/14/31                                  1,220           1,203
Platinum Underwriters Holdings, Ltd.
   Series B
   6.371% due 11/16/07                                    405             405
Poland Government International Bond
   (Step Up, 5.000%, 04/27/14)
   4.750% due 10/27/24                                    750             724
Province of Quebec Canada
   5.000% due 07/17/09                                    265             266
   6.125% due 01/22/11 (N)                              3,120           3,283
Ras Laffan Liquefied Natural Gas Co., Ltd. (p)
   8.294% due 03/15/14                                    290             332
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    885             863
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                  1,310           1,288
Resona Bank, Ltd. (f)(N)(p)
   5.850% due 09/29/49                                  2,405           2,391
Resona Preferred Global Securities Cayman, Ltd.
   (E)(f)(p)
   7.191% due 12/29/49                                  2,400           2,526
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                  2,350           2,677
Russia Government International Bond
   5.000% due 03/31/30 (p)                              2,135           2,381
   5.000% due 03/31/30                                  3,000           3,352
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                 1,920           2,168
Salomon Brothers AG for Tyumen Oil Co.
   Series REGS
   11.000% due 11/06/07                                   960           1,043
Santander Financial Issuances
   6.375% due 02/15/11                                    540             568
Sanwa Finance Aruba AEC (N)
   8.350% due 07/15/09                                  1,000           1,099

 104  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                    240             225
Secunda International, Ltd. (E)
   12.600% due 09/01/12                                   660             700
Shaw Communications, Inc.
   8.250% due 04/11/10                                    670             717
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    227             228
Stora Enso OYJ
   7.375% due 05/15/11                                    255             273
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    308             321
   6.664% due 09/15/13                                    394             421
Talisman Energy, Inc.
   5.125% due 05/15/15                                    415             406
   5.850% due 02/01/37                                    750             738
Telecom Italia Capital SA
   4.000% due 01/15/10                                  4,281           4,067
   5.250% due 10/01/15                                  1,000             959
Telefonica Europe BV
   7.750% due 09/15/10                                  2,695           2,940
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                  1,238           1,210
TELUS Corp.
   8.000% due 06/01/11                                  2,610           2,916
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    810             816
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    220             238
UnumProvident Finance Co. PLC (p)
   6.850% due 11/15/15                                    625             652
Uruguay Government International Bonds
   8.000% due 11/18/22                                    585             608
Vale Overseas, Ltd.
   6.250% due 01/11/16                                  1,365           1,365
Venezuela Government International Bond (N)
   9.375% due 01/13/34                                    955           1,194
WPP Finance UK Corp.
   5.875% due 06/15/14                                    350             352
                                                                 ------------
                                                                      105,862
                                                                 ------------

Mortgage-Backed Securities - 42.4%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   4.770% due 07/25/35                                  2,786           2,790

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Home Mortgage Investment Trust
   Series 2004-1 Class 1A (E)
   4.880% due 04/25/44                                  1,235           1,236
   Series 2004-2 Class 4A2 (E)
   3.635% due 02/25/44                                    357             356
   Series 2004-4 Class 4A (E)
   4.390% due 02/25/45                                  1,105           1,081
Banc of America Commercial Mortgage, Inc.
   4.877% due                                           1,275           1,262
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  2,290           2,267
   Series 2004-4 Class A3
   4.128% due 07/10/42                                  1,475           1,430
   Series 2004-5 Class A3
   4.561% due 11/10/41                                    550             532
   Series 2005-2 Class A5
   4.857% due 07/10/43                                    290             281
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                  3,301           3,256
   Series 2005-D Class A1 (E)
   4.116% due 05/25/35                                  1,073           1,044
   Series 2005-F Class 1A2 (E)
   4.840% due 09/20/35                                    884             886
   Series 2006-A Class 3A2
   5.957% due 02/20/36                                  1,510           1,527
   Series 2006-A Class 4A1 (E)
   5.583% due 02/20/36                                  3,150           3,160
Banc of America Mortgage Securities
   Series 2003-D Class 1A2 (E)
   3.428% due 05/25/33                                     18              18
   Series 2003-I Class 2A4 (E)
   3.828% due 10/25/33                                    648             642
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                    116             116
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                  2,707           2,681
   Series 2004-A Class 1A1 (E)
   3.459% due 02/25/34                                     22              22
   Series 2004-E Class 1A1 (E)
   3.516% due 06/25/34                                     15              14
   Series 2005-9 Class 2A1
   4.750% due 10/25/20                                  1,418           1,381
   Series 2005-A Class 2A1 (E)
   4.465% due 02/25/35                                    560             550
   Series 2005-B Class 2A1 (E)
   4.399% due 03/25/35                                  1,055           1,033

                                                    Multistrategy Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-E Class 2A1 (E)
   4.981% due 06/25/35                                    681             673
   Series 2005-F Class 2A3 (E)
   4.731% due 07/25/35                                  1,359           1,338
   Series 2005-I Class 2A1 (E)
   4.887% due 10/25/35                                  1,680           1,657
   Series 2005-L Class 3A1 (E)
   5.462% due 01/25/36                                  1,489           1,482
Bank of America Alternative Loan Trust
   6.000% due 12/25/34                                    528             530
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    702             706
   Series 2003-10 Class 2A2 (E)
   4.980% due 12/25/33                                  1,624           1,635
   Series 2003-2 Class CB2 (E)
   5.030% due 04/25/33                                    810             813
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    460             462
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    471             474
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                    703             704
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                    891             887
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                    920             921
   Series 2005-9 Class 5A1
   5.500% due 10/25/20                                  1,061           1,056
Bank of America Funding Corp.
   Series 2006-A Class 3A2
   5.950% due 01/31/49                                  1,510           1,527
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-8 Class 4A1
   4.684% due 01/25/34                                    717             709
   Series 2005-10 Class A1 (E)
   4.750% due 10/25/35                                  5,090           5,033
   Series 2005-7 Class 1A2 (E)
   4.750% due 08/25/35                                    477             466
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.418% due 05/25/35                                  1,984           1,987
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-AC8 Class A5
   5.500% due 11/25/35                                  1,561           1,547
Bear Stearns Commercial Mortgage Securities (p)
   Series 2004-ESA Class E
   5.064% due 05/14/16                                    825             824

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A2
   5.000% due 09/25/18                                  2,169           2,134
Citigroup Commercial Mortgage Trust (E)(p)
   Series 2004-FL1 Class A1
   4.600% due 07/15/18                                    127             127
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2005-11 Class A2A
   4.700% due 12/25/35                                    396             388
Commercial Mortgage Pass Through Certificates
   Series 2001-J1A Class A2 (p)
   6.457% due 02/14/34                                    709             741
   Series 2005-C6 Class A5A
   5.116% due 06/10/44                                    430             425
Countrywide Alternative Loan Trust
   Series 2004-28C Class 6A1
   6.000% due 01/25/35                                    744             745
   Series 2004-2CB Class 1A4 (E)
   4.930% due 03/25/34                                  3,429           3,439
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    665             662
   Series 2005-57C Class 4A3
   5.500% due 12/25/35                                  2,713           2,702
   Series 2005-59 Class 1A2B (E)
   4.750% due 11/20/35                                  1,686           1,685
   Series 2005-63 Class 3A1
   5.909% due 11/25/35                                  1,544           1,555
   Series 2005-81 Class X1
   Interest Only STRIP
   0.479% due 02/25/37                                  7,900             439
   Series 2006-2CB Class A3
   5.500% due 03/25/36                                  1,185           1,187
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   4.930% due 09/25/34                                  3,394           3,405
   Series 2005-9 Class M6 (E)
   5.680% due 05/25/35                                    719             701
   Series 2005-HYB Class 3A2 (E)
   5.250% due 11/20/25                                    490             486
Credit Suisse First Boston Mortgage Securities
   Corp.
   4.690% due 11/15/19 (E)(p)                           2,530           2,528

 106  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    255             259
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                     93              94
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                  1,895           1,820
Crown Castle Towers LLC (p)
   5.074% due 06/15/35                                    460             448
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                     79              79
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                  1,742           1,777
   Series 1999-CG1 Class S
   0.830% due 03/10/32                                 19,741             496
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   5.662% due 07/19/44                                  1,103           1,115
Fannie Mae
   15 Year TBA (I)
   4.500%                                              16,425          15,929
   5.000%                                              21,900          21,626
   5.500%                                               4,880           4,909
   30 Year TBA (I)
   4.500%                                               5,720           5,363
   5.000%                                              45,500          43,930
   5.500%                                              87,565          86,607
   6.000%                                              10,050          10,147
   6.500%                                               5,085           5,212
   7.000%                                                 955             992
   7.500%                                                 490             513
   7.000% due 2009                                        127             129
   5.500% due 2016                                        122             122
   6.000% due 2016                                      1,356           1,386
   11.000% due 2016                                       133             148
   5.000% due 2017                                        920             912
   5.500% due 2017                                        579             583
   6.000% due 2017                                        955             978
   6.500% due 2017                                        435             446
   4.500% due 2018                                      2,312           2,251
   5.000% due 2018                                     19,086          18,885
   4.500% due 2019                                      2,262           2,202
   5.000% due 2019                                      3,571           3,531
   4.500% due 2020                                      2,416           2,351
   5.000% due 2020                                     10,041           9,921
   5.500% due 2020                                        705             709
   7.500% due 2024                                         11              12
   5.500% due 2025                                      1,254           1,251

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.479% due 2026 (E)                                    361             370
   7.000% due 2026                                        359             374
   9.000% due 2026                                         65              70
   7.000% due 2027                                         11              11
   7.500% due 2027                                         18              19
   6.500% due 2028                                          3               4
   7.000% due 2028                                        254             265
   5.500% due 2029                                      2,087           2,072
   7.000% due 2029                                      3,004           3,126
   7.500% due 2029                                         86              92
   7.000% due 2030                                      1,207           1,258
   7.500% due 2030                                        505             528
   8.000% due 2030                                        537             573
   8.500% due 2030                                      1,211           1,314
   9.500% due 2030                                        132             145
   7.000% due 2031                                      2,508           2,610
   7.500% due 2031                                        667             700
   8.000% due 2031                                        925             988
   8.500% due 2031                                        739             798
   6.000% due 2032                                      3,637           3,680
   6.500% due 2032                                      1,242           1,277
   7.000% due 2032                                      8,089           8,411
   7.500% due 2032                                        426             445
   8.000% due 2032                                          5               6
   8.500% due 2032                                         83              90
   5.000% due 2033                                      4,748           4,612
   5.500% due 2033                                      5,114           5,071
   6.000% due 2033                                      1,181           1,195
   6.500% due 2033                                        645             661
   7.000% due 2033                                        951             988
   5.000% due 2034                                      5,512           5,348
   5.500% due 2034                                     40,469          49,016
   6.000% due 2034                                      2,291           2,316
   6.500% due 2034                                        178             183
   7.000% due 2034                                       5,66           5,265
   7.500% due 2034                                        455             476
   4.202% due 2035 (E)                                  5,102           5,028
   4.636% due 2035 (E)                                  4,103           4,071
   4.838% due 2035 (E)                                  5,177           5,135
   5.000% due 2035                                     27,164          26,260
   5.500% due 2035                                     77,506          76,714
   6.000% due 2035                                      7,196           7,268
   6.500% due 2035                                      4,678           4,797
   7.000% due 2035                                     25,707          26,717
   5.000% due 2036                                      1,860           1,811
   5.500% due 2036                                      3,196           3,163

                                                    Multistrategy Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2036                                        710             717
   7.000% due 2036                                      4,120           4,282
   4.726% due 2040                                      1,011           1,023
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    750             769
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                    324             343
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                     60              15
   Series 1997-68 Class SC (E)
   Interest Only STRIP
   4.000% due 05/18/27                                    158              14
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                     68              16
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                    141              33
   Series 2001-4 Class SA (E)
   Interest Only STRIP
   3.080% due 02/17/31                                    289              14
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                     42              10
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   3.570% due 12/25/29                                     58               2
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                    541             530
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                    806              41
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                    495             114
   Series 2003-32 Class FH (E)
   4.930% due 11/25/22                                  2,551           2,566
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                    540             116
   Series 2003-33 Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                  2,545             381
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                    622             132
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                    619             139

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                    593             131
   Series 2003-78 Class FI (E)
   4.930% due 01/25/33                                  2,416           2,425
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                    647              99
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                    104              15
   Series 2004-21 Class FL (E)
   4.880% due 11/25/32                                  1,302           1,306
   Series 2005-110 Class MB
   5.500% due 09/25/35                                  1,875           1,883
   Series 2005-120 Class UF (E)
   4.880% due 03/25/35                                  4,110           4,120
   Series 2005-65 Class FP (E)
   4.780% due 08/25/35                                  2,055           2,050
   Series 2006-5 Class 3A2 (E)
   4.689% due 05/25/35                                    300             295
Fannie Mae Grantor Trust
   Series 1999-T2 Class A1
   7.500% due 01/19/39                                     53              55
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    303             328
   Series 2005-T2 Class 1A1 (E)
   4.535% due 11/28/35                                    238             238
Fannie Mae Whole Loan
   Series 2003-W14 Class 1A5
   4.710% due 09/25/43                                     13              13
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  5,400           5,267
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                    830             849
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    444             453
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                     83              82
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    406             415
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                  1,016           1,006

 108  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-63 Class 1A1 (E)
   4.526% due 02/25/45                                    341             342
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 Class 1A1
   6.250% due 10/25/34                                  1,315           1,326
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                    152             160
   Series 2004-AR5 Class 4A1 (E)
   5.686% due 10/25/34                                    484             481
   Series 2004-AR7 Class 1A1 (E)
   4.464% due 02/25/35                                    632             633
   Series 2005-AR5 Class 3A1 (E)
   5.530% due 10/25/35                                    859             876
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                     18              18
Freddie Mac
   15 Year TBA (I)
   5.500%                                              11,150          11,209
   30 Year TBA (I)
   5.000%                                              18,360          17,723
   5.500%                                              18,655          18,463
   6.000%                                               1,340           1,353
   12.000% due 2013                                        13              15
   11.000% due 2015                                        18              20
   12.000% due 2015                                        18              21
   10.000% due 2016                                        57              63
   12.000% due 2016                                         7               7
   11.000% due 2020                                        67              74
   5.638% due 2030 (E)                                     12              12
   3.733% due 2034 (E)                                    472             473
   4.904% due 2034 (E)                                  3,774           3,752
   4.827% due 2035 (E)                                  3,419           3,413
   4.873% due 10/01/35 (E)                              5,377           5,332
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                     51              13
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                    299              64
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   2.500% due 06/17/27                                  2,454             110
   Series 2000-224 Class SC (E)
   Interest Only STRIP
   3.030% due 08/15/30                                    100               5
   Series 2000-226 Class F (E)
   4.920% due 11/15/30                                    134             134

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                    472              99
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                    232              52
   Series 2002-246 Class SJ (E)
   Interest Only STRIP
   3.530% due 03/15/32                                    346              32
   Series 2003-256 Class IM
   Interest Only STRIP
   5.000% due 09/15/14                                    968              53
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                  1,780             223
   Series 2003-261 Class DI
   Interest Only STRIP
   5.500% due 05/15/27                                  1,209              48
   Series 2003-263 Class YH
   3.500% due 08/15/22                                  2,383           2,364
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                    577             130
   Series 2003-266 Class MA
   4.500% due 10/15/31                                  1,010             991
   Series 2003-269 Class FE (E)
   5.070% due 12/15/28                                  2,275           2,296
   Series 2004-277 Class UF (E)
   4.770% due 06/15/33                                  3,290           3,297
   Series 2004-281 Class DF (E)
   4.920% due 06/15/23                                    918             923
   Series 2004-287 Class GC
   5.000% due 11/15/29                                    520             508
   Series 2004-289 Class PC
   5.000% due 07/15/30                                  1,060           1,035
   Series 2005-291 Class KP
   5.000% due 11/15/29                                  1,155           1,129
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                  1,223             193
   Series 2005-292 Class NA
   5.000% due 12/15/20                                  2,185           2,180
   Series 2005-294 Class FA (E)
   4.640% due 03/15/20                                  1,781           1,779
   Series 2005-302 Class MB
   5.000% due 12/15/28                                    640             631

                                                    Multistrategy Bond Fund  109

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-303 Class AQ
   4.500% due 10/15/22                                  5,205           5,161
   Series 2005-305 Class JF (E)
   4.770% due 10/15/35                                  2,243           2,238
   Series 2005-306 Class PC
   5.000% due 02/15/29                                  1,795           1,766
   Series 2006-R00 Class AL
   5.125% due 12/15/13                                    975             970
Freddie Mac Gold
   15 Year TBA (I)
   5.000%                                               3,725           3,678
   6.000% due 2016                                        166             170
   5.000% due 2018                                        305             302
   5.500% due 2020                                      6,991           7,006
   8.000% due 2020                                        158             169
   10.500% due 2021                                        42              47
   5.500% due 2024                                        931             929
   8.500% due 2025                                         50              54
   7.000% due 2027                                        299             311
   8.500% due 2027                                        260             283
   7.500% due 2028                                         71              75
   7.500% due 2029                                        119             124
   6.500% due 2030                                          8               8
   7.500% due 2030                                        365             383
   8.000% due 2030                                        168             180
   8.500% due 2030                                        322             349
   7.000% due 3031                                        586             606
   7.500% due 3031                                        289             303
   8.000% due 2031                                        394             422
   7.000% due 2032                                        362             376
   7.500% due 2032                                        203             212
   5.000% due 2033                                      2,246           2,185
   6.500% due 2033                                        471             483
   7.000% due 2033                                         97             101
   7.500% due 2033                                        152             159
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                    710             748
   Series 2002-3A Class A1
   4.229% due 12/10/37                                  4,537           4,438
   Series 2005-C2 Class A2
   4.706% due 05/10/43                                  1,440           1,415
   Series 2005-C3 Class A3FX
   4.863% due 07/10/45                                    190             188
   Series 2005-C4 Class A2
   5.305% due 11/10/45                                  1,405           1,412

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae I
   30 Year TBA (I)
   6.500%                                                 855             893
   11.000% due 2010                                        44              49
   11.500% due 2010                                         8               8
   11.000% due 2013                                        12              13
   10.500% due 2015                                        57              63
   11.000% due 2015                                         9              11
   10.500% due 2016                                       103             114
   10.500% due 2021                                        82              93
   10.000% due 2022                                        86              95
   9.500% due 2023                                        357             393
   10.000% due 2025                                       104             116
   7.500% due 2031                                         92              97
Ginnie Mae II
   4.125% due 2023 (E)                                     46              46
   4.375% due 2023 (E)                                    151             152
   4.750% due 2023 (E)                                     28              28
   4.125% due 2024 (E)                                    208             210
   4.750% due 2024 (E)                                    204             204
   4.125% due 2025 (E)                                     19              19
   4.375% due 2025 (E)                                    433             435
   4.750% due 2025 (E)                                     12              12
   4.125% due 2026 (E)                                     96              97
   8.500% due 2026                                         63              68
   4.375% due 2027 (E)                                    161             161
   4.750% due 2027 (E)                                    237             238
   4.125% due 2029 (E)                                    667             671
Global Signal Trust (p)
   Series 2004-2A Class A
   4.232% due 12/15/14                                    655             632
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
   6.420% due 05/15/35                                    823             844
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR6 Class 3A1
   5.306% due 11/19/35                                  2,575           2,564
Government National Mortgage Association
   Series 1999-27 Class SE (E)
   Interest Only STRIP
   4.130% due 08/16/29                                    154              13
   Series 1999-44 Class SA (E)
   Interest Only STRIP
   4.080% due 12/16/29                                    278              24
   Series 2001-46 Class SA (E)
   Interest Only STRIP
   3.110% due 09/16/31                                     64               4

 110  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-5 Class B
   4.486% due 10/16/25                                    795             776
Greenpoint Mortgage Funding Trust
   4.750% due 02/25/35                                  2,700           2,700
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,575           1,579
   Series 2005-GG3 Class A2
   4.305% due 08/10/42                                    150             146
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                  2,155           2,154
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                    198             208
   Series 1999-3 Class A
   8.000% due 08/19/29                                    376             397
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                  1,084           1,150
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                    602             649
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.409% due 06/25/34                                  1,981           1,942
   Series 2005-AR6 Class 2A1 (E)
   4.541% due 09/25/35                                  5,026           4,940
Harborview Mortgage Loan Trust
   0.680% due 02/15/45                                 10,800             559
   Series 2005-10 Class 2A1B (E)
   4.863% due 11/19/35                                  1,475           1,481
   Series 2005-14 Class 3A1A
   5.422% due 12/19/35                                    820             817
   Series 2005-16 Class X1
   Interest Only STRIP
   1.032% due 01/19/36                                  7,625             268
   Series 2005-16 Class X3
   Interest Only STRIP
   1.028% due 01/19/36                                 19,405             691
   Series 2005-2 Class X
   Interest Only STRIP
   0.955% due 05/19/35                                 15,864             425
   Series 2005-3 Class X2
   Interest Only STRIP
   0.608% due 06/19/35                                 27,380             744
   Series 2005-5 Class 2A1B (E)
   4.773% due 07/19/45                                  1,020           1,024
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   4.780% due 06/25/34                                    771             772

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   4.730% due 11/25/34                                    155             155
IndyMac Index Mortgage Loan Trust
   Series 2004-AR4 Class 1A
   4.629% due 08/25/34                                  1,280           1,271
   Series 2005-AR2 Class 1A21
   5.908% due 12/25/35                                  1,153           1,163
   Series 2005-AR3 Class 1A1 (E)
   5.211% due 01/25/36                                  2,748           2,734
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                  1,155           1,165
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                  1,526           1,506
   Series 2004-FL1 Class A1 (E)(p)
   4.640% due 04/16/19                                    378             378
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                  1,860           1,807
   Series 2005-CB1 Class A4
   5.335% due 08/12/37                                  1,670           1,673
   Series 2005-LDP Class A4
   5.179% due 12/15/44                                  1,985           1,983
JP Morgan Mortgage Trust
   Series 2005-A2 Class 2A1
   4.727% due 04/25/35                                    655             659
   Series 2005-A6 Class 1A2
   5.154% due 09/25/35                                  1,470           1,455
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   4.985% due 06/15/29                                  3,135           3,137
   Series 2005-C5 Class A2
   4.885% due 09/15/30                                  1,315           1,302
   Series 2006-C1 Class A2
   5.084% due 02/15/31                                    395             397
Lehman Mortgage Trust
   Series 2005-2 Class 2A3
   5.500% due 12/25/35                                  1,240           1,245
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  3,880           3,868
Luminent Mortgage Trust (E)
   Series 2006-1 Class A1
   4.774% due 04/25/36                                  1,850           1,850
Mastr Alternative Loans Trust
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                    178             181

                                                    Multistrategy Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    504             505
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                    951             952
Mastr Asset Securitization Trust
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  4,493           4,408
Mastr Reperforming Loan Trust
   Series 2005-1 Class 1A5 (p)
   8.000% due 08/25/34                                    847             897
   Series 2005-2 Class 1A4 (p)
   8.000% due 05/25/35                                  1,303           1,323
Mastr Specialized Loan Trust (p)
   5.150% due 07/25/35                                    727             718
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   4.710% due 06/15/30                                  1,323           1,321
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2005-A6 Class 2A1
   4.650% due 08/25/35                                  1,773           1,773
Merrill Lynch Mortgage Trust
   4.351% due 11/15/10                                    180             177
   4.330% due 11/25/10                                    185             182
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                    365             353
   Series 2004-BPC Class A3
   4.467% due 10/12/41                                    365             351
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                  1,940           1,897
   Series 2005-CIP Class A2
   4.960% due 07/12/38                                    225             223
   Series 2005-CIP Class B
   5.101% due 07/12/38                                    400             394
MLCC Mortgage Investors, Inc.
   Series 2005-1 Class 1A
   4.742% due 04/25/35                                    879             884
Morgan Stanley Capital I
   Series 2005-HQ6 Class A2A
   4.882% due 08/13/42                                    595             589
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    160             161
Nomura Asset Acceptance Corp.
   Series 2005-AP1 Class 2A1 (E)
   4.680% due 02/25/35                                    858             858
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                  1,285           1,267
Prime Mortgage Trust
   Series 2004-2 Class A2
   4.750% due 11/25/19                                  1,128           1,092

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                    309             308
   Series 2004-CL1 Class 1A2 (E)
   4.930% due 02/25/34                                    223             223
   Series 2004-CL1 Class 2A2 (E)
   4.930% due 02/25/19                                     65              65
Residential Accredit Loans, Inc.
   Series 2004-QS8 Class A4 (E)
   4.930% due 06/25/34                                  2,484           2,494
   Series 2005-QA1 Class A41
   5.730% due 09/25/35                                  3,011           3,017
   Series 2005-QA8 Class NB3
   5.539% due 07/25/35                                  1,773           1,768
   Series 2006-QO1 Class 1A1 (E)
   4.820% due 02/25/46                                  1,200           1,200
   Series 2006-QO1 Class 2A1 (E)
   4.830% due 02/25/46                                    950             950
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    336             343
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                    548             559
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                    904             924
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   4.980% due 02/25/34                                  2,688           2,705
Residential Funding Mortgage Security I (E)
   Series 2003-S14 Class A5
   4.930% due 07/25/18                                  2,067           2,073
   Series 2003-S5 Class 1A2
   4.980% due 11/25/18                                  1,377           1,385
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   4.720% due 07/25/19                                    115             115
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   4.270% due 05/20/34                                  5,759           5,757
Small Business Administration Participation
   Certificates
   5.520% due 06/01/24                                    368             375

 112  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                    527             524
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.983% due 11/25/32                                    126             128
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    549             549
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  3,410           3,356
Thornburg Mortgage Securities Trust (E)
   Series 2004-2 Class A2
   4.680% due 06/25/44                                     91              91
   Series 2005-3 Class 1A1
   4.760% due 10/25/35                                  1,288           1,290
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  3,330           3,243
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-9 Class 3CB
   5.500% due 10/25/20                                    762             759
Washington Mutual, Inc.
   Series 2002-AR9 Class 1A (E)
   4.726% due 08/25/42                                  1,169           1,159
   Series 2003-AR4 Class A7 (E)
   3.950% due 05/25/33                                    140             137
   Series 2003-AR9 Class 1A7 (E)
   4.053% due 09/25/33                                    949             929
   Series 2004-AR1 Class A2C (E)
   4.698% due 07/25/44                                    229             229
   Series 2004-AR1 Class A3 (E)
   4.698% due 10/25/44                                    553             556
   Series 2004-AR1 Class X
   Principal Only STRIP Zero coupon due 07/25/44       14,058             224
   Zero coupon due 10/25/44                            20,425             326
   Series 2004-AR8 Class X
   Principal Only STRIP Zero coupon due 06/25/44        7,956             452
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    391             390
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                    899             915
   Series 2005-AR1 Class 1A1
   4.843% due 10/25/35                                  2,046           2,028
   Series 2005-AR1 Class A1A1 (E)
   4.820% due 10/25/45                                    677             679

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-AR1 Class A1B1 (E)
   4.820% due 08/25/45                                  1,210           1,212
   4.790% due 10/25/45                                  2,023           2,024
   4.780% due 11/25/45                                  1,565           1,568
   4.780% due 12/25/45                                  3,268           3,265
   Series 2005-AR1 Class A1C1 (E)
   4.720% due 12/25/45                                  2,715           2,715
   Series 2005-AR3 Class A1
   4.650% due 03/25/35                                    874             859
   Series 2005-AR6 Class B3 (E)
   5.190% due 04/25/45                                  1,369           1,361
Wells Fargo Mortgage Backed Securities Trust
   Series 2005 Class 13
   4.980% due 12/25/33                                  2,100           2,079
   Series 2004-I Class 1A1
   3.390% due 07/25/34                                  1,032           1,028
   Series 2004-T Class A1 (E)
   3.451% due 09/25/34                                    963             964
   Series 2005-12 Class 1A7
   5.500% due 11/25/35                                  1,659           1,611
   Series 2005-17 Class 1A2
   5.500% due 01/25/36                                  1,297           1,267
   Series 2005-AR1 Class 2A1
   4.944% due 10/25/35                                    607             603
                                                                 ------------
                                                                      885,216
                                                                 ------------

Municipal Bonds - 0.9%
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                    435             455
City of Forsyth Montana Revenue Bonds, annual
   demand (E)
   5.200% due 05/01/33                                    220             228
City of New York New York General Obligation
   Unlimited, weekly demand
   5.000% due 03/01/30                                    300             309
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                    780             846
County of Clark Nevada General Obligation
   Limited, weekly demand (u)
   5.000% due 06/01/32                                    100             103

                                                    Multistrategy Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Liberty Development Corp. Revenue Bonds
   5.250% due 10/01/35                                    200             222
Massachusetts School Building Authority Revenue
   Bonds, weekly demand (u)
   5.000% due 08/15/30                                    955             998
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                    745             788
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/15/33                                    300             311
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                    540             576
Sales Tax Asset Receivables Corp. Revenue Bonds,
   weekly demand (u)
   5.250% due 10/15/27                                    690             743
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                    370             380
State of California Revenue Bonds
   5.250% due 07/01/13                                    590             648
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    480             465
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    555             585
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    700             701
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    400             402
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.750% due 06/01/32                                  4,155           4,299
University of Illinois Revenue Bonds, weekly
   demand (u)
   5.000% due 04/01/29                                  4,700           4,892
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20 (u)                                200             201
   6.070% due 07/01/26                                    655             683
                                                                 ------------
                                                                       18,835
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Non-US Bonds - 0.8%
Brazilian Government International Bond (N)
   12.500% due 01/05/16                           BRL   1,809           1,855
Deutsche Bundesrepublik
   5.000% due 07/04/11                             EUR  1,500           1,978
General Motors Corp. (p)
   7.250% due 07/03/13                             EUR    310             277
Poland Government Bond
   6.250% due 10/24/15                            PLN   1,190             413
Province of Ontario
   4.500% due 03/08/15                             CAD    850             750
Province of Quebec Canada
   5.000% due 12/01/15                             CAD  1,234           1,119
Queensland Treasury Corp.
   6.000% due 10/14/15                             AUD  2,299           1,809
Sweden Government Bond
   4.000% due 12/01/09                            SEK   6,855             930
   4.500% due 08/12/15                            SEK   3,480             497
   5.000% due 12/01/20                            SEK   2,005             309
United Kingdom Gilt
   5.750% due 12/07/09                            GBP   2,800           5,235
   8.000% due 09/27/13                             GBP    895           1,986
                                                                 ------------
                                                                       17,158
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional           21,654             172
                                                                 ------------

United States Government Agencies - 1.2%
Fannie Mae
   3.875% due 02/15/10 (N)                              3,405           3,292
   4.375% due 03/15/13 (N)                              1,270           1,233
   Principal Only STRIP Zero coupon due 10/09/19        1,825             876

 114  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financing Corp.
   Principal Only STRIP Zero coupon due 05/11/16          400             240
   Zero coupon due 06/06/16                             1,185             708
   Zero coupon due 12/27/16                             1,410             818
   Zero coupon due 10/06/17                             2,385           1,343
   Zero coupon due 11/30/17                             3,540           1,978
   Zero coupon due 04/06/18                             1,805             990
   Zero coupon due 08/03/18                             3,205           1,727
   Zero coupon due 11/02/18                             2,485           1,322
   Zero coupon due 12/06/18                             1,770             937
   Zero coupon due 12/27/18                               935             493
   Zero coupon due 04/05/19                             1,445             752
   Zero coupon due 09/26/19                             2,705           1,372
Freddie Mac
   4.000% due 08/17/07 (N)                              2,510           2,480
   2.750% due 03/15/08 (N)                              1,060           1,017
   4.750% due 01/18/11 (N)                              2,685           2,676
   4.750% due 01/19/16                                  1,070           1,056
Residual Funding (N)
   Principal Only STRIP Zero coupon due 10/15/20          400             195
                                                                 ------------
                                                                       25,505
                                                                 ------------

United States Government Treasuries - 15.6%
United States Treasury Bonds (N)
   Principal Only STRIP
   Zero coupon due 02/15/25                             7,750           3,141
   Zero coupon due 02/15/27                             7,750           2,869
United States Treasury Inflation Indexed Bonds
   0.875% due 04/15/10 (N)                                934             895
   3.000% due 07/15/12 (N)                              5,299           5,642
   2.000% due 07/15/14 (N)                             11,151          11,171
   1.875% due 07/15/15 (N)                                401             397
   2.000% due 01/15/16 (N)                              1,239           1,240
   2.375% due 01/15/25 (N)                              4,194           4,433
   2.000% due 01/15/26                                  1,394           1,392
   3.625% due 04/15/28 (N)                              1,088           1,408

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Notes
   3.750% due 03/31/07 (N)                             10,755          10,653
   3.125% due 05/15/07 (N)                             21,250          20,868
   4.375% due 05/15/07 (N)                             12,590          12,560
   3.625% due 06/30/07 (N)                             23,955          23,651
   3.875% due 07/31/07 (N)                                320             317
   4.375% due 01/31/08                                    580             578
   3.375% due 02/15/08 (N)                              9,000           8,801
   3.875% due 05/15/10 (N)                             16,035          15,640
   4.375% due 12/15/10                                    615             612
   5.000% due 02/15/11 (N)                              1,750           1,790
   5.000% due 08/15/11 (N)                              1,000           1,024
   3.875% due 02/15/13 (N)                             13,350          12,824
   4.250% due 08/15/13 (N)                             11,855          11,636
   Principal Only STRIP Zero Coupon due 11/15/13
   (N)                                                  4,645           3,257
   4.250% due 11/15/13 (N)                             25,000          24,518
   4.750% due 05/15/14 (N)                             49,922          50,612
   4.500% due 11/15/15 (N)                              2,110           2,105
   8.750% due 05/15/17 (N)                              4,710           6,394
   8.125% due 08/15/19 (N)                             13,425          17,978
   8.125% due 08/15/21 (N)                              1,275           1,747
   7.625% due 02/15/25 (N)                              2,500           3,395
   6.000% due 02/15/26 (N)                             29,165          33,849
   6.375% due 08/15/27 (N)                              7,675           9,354
   6.125% due 08/15/29 (N)                             10,950          13,104
   5.375% due 02/15/31 (N)(sec.)                        5,895           6,491
                                                                 ------------
                                                                      326,346
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,822,210)                                                   1,820,131
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
DG Funding Trust (A)                                      191           2,040
                                                                 ------------

Producer Durables - 0.0%
Nexen, Inc.                                            12,590             323
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,329)                                                           2,363
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters of America, Inc. (AE)
   2009 Warrants                                           30              --
                                                                 ------------

                                                    Multistrategy Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Materials and Processing - 0.0%
Solutia, Inc. (AE)(p)
   2009 Warrants                                          850              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series D                                         5,887,000              79
   Series E                                         3,950,000              99
                                                                 ------------
                                                                          178
                                                                 ------------
Utilities - 0.0%
GT Group Telecom, Inc. (AE)(p)
   2010 Warrants                                          676              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $183)                                                               178
                                                                 ------------

OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Mar 2006 95.25 Call (77)                            18,336               4
   Sep 2006 93.00 Put (167)                            38,828               1
   Dec 2006 91.75 Put (186)                            42,664               1
   Dec 2006 92.00 Put (504)                           115,920               3
   Dec 2006 92.25 Put (209)                            48,201               1
   Dec 2006 92.50 Put (168)                            38,850               1
   Dec 2006 92.75 Put (150)                            34,781               4
Swaptions
   USD Three Month LIBOR (Fund Pays)/USD 4.800%
   (Fund Receives)
   Feb 2006 0.00 Call (1)                               7,500              --
   USD Three Month LIBOR (Fund Pays)/USD 4.500%
   (Fund Receives)
   Apr 2006 0.00 Call (1)                               6,000              --
   USD Three Month LIBOR (Fund Pays)/USD 4.500%
   (Fund Receives)
   Aug 2006 0.00 Call (1)                              15,000               8
   USD Three Month LIBOR (Fund Pays)/USD 4.750%
   (Fund Receives)
   Aug 2006 0.00 Call (1)                               7,000              13
   USD Three Month LIBOR (Fund Pays)/USD 4.250%
   (Fund Receives)
   Oct 2006 0.00 Call (2)                              16,000               5

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   USD Three Month LIBOR (Fund Pays)/USD 4.500%
   (Fund Receives)
   Oct 2006 0.00 Call (4)                              45,900              39
   USD Three Month LIBOR (Fund Pays)/USD 4.800%
   (Fund Receives)
   Dec 2006 0.00 Call (1)                              17,000              53
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $479)                                                               133
                                                                 ------------

SHORT-TERM INVESTMENTS - 25.5%
Abitibi-Consolidated, Inc. (N)
   6.950% due 12/15/06                                    438             441
Arizona Public Service Co.
   6.750% due 11/15/06                                    180             182
Avista Corp.
   7.750% due 01/01/07                                     55              56
BNP Paribas (z)
   4.480% due 05/10/06                                 16,300          16,095
BNP Paribas Financial, Inc. (c)(z)
   4.470% due 02/01/06                                  2,600           2,600
Brazilian Government International Bond (E)
   5.188% due 04/15/06                                      8               8
Caremark Rx, Inc.
   7.375% due 10/01/06                                  1,202           1,220
CSX Corp. (E)
   4.980% due 08/03/06                                    282             282
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   4.698% due 11/17/06                                  2,800           2,800
Danske Corp. (z)
   4.420% due 04/06/06                                 14,400          14,282
   4.490% due 04/24/06                                  4,100           4,051
Deutsche Bank AG
   8.000% due 09/29/06                            ISK  36,700             585
Dexia Del LLC (z)
   4.430% due 04/06/06                                 16,100          15,968
Duke Capital LLC
   4.302% due 05/18/06                                    320             319
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     80              80
Fannie Mae
   4.376% due 09/22/06 (E)(N)                           2,000           1,999
Fannie Mae Discount Notes (c)(z)
   4.064% due 02/01/06                                 28,900          28,900
   4.083% due 03/08/06                                 10,600          10,556

 116  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co. (N)
   6.875% due 02/01/06                                    100             100
France Telecom SA
   7.200% due 03/01/06                                  1,420           1,423
Frank Russell Investment Company Money Market
   Fund                                           251,769,000         251,769
Freddie Mac Discount Notes (N) Zero Coupon due
   02/28/06                                            15,700          15,650
General Motors Acceptance Corp. (N)
   6.125% due 09/15/06                                  2,100           2,078
   5.500% due 01/16/07 (E)                              1,500           1,464
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    795             795
   Series B
   7.375% due 09/01/06                                    200             201
Hartford Financial Services Group, Inc.
   2.375% due 06/01/06                                     40              40
ING US Funding, LLC (c)(z)
   4.380% due 03/13/06                                 15,000          14,927
Ixis Capital Corp. (c)(z)
   4.180% due 02/06/06                                  8,000           7,995
Kerr-McGee Corp.
   5.875% due 09/15/06                                     45              45
Liberty Media Corp. (E)
   5.991% due 09/17/06                                  1,128           1,134
Monongahela Power Co.
   5.000% due 10/01/06                                    630             629
Northrop Grumman Corp.
   4.079% due 11/16/06                                    155             154
Power Contract Financing LLC (p)
   5.200% due 02/01/06                                    272             272
Rabobank USA Financial Corp. (c)(z)
   4.470% due 02/01/06                                 17,100          17,100
RC Trust 1 Equity Preferred
   7.000% due 05/15/06                                  1,340             673
Skandinaviska Enskilda Banken (z)
   4.255% due 02/17/06 (c)                              2,000           1,996
   4.445% due 04/10/06                                  1,200           1,190
Societe Generale NA (z)
   4.340% due 03/06/06 (c)                              1,300           1,295
   4.420% due 04/04/06                                  9,000           8,929
   4.430% due 04/20/06                                  7,600           7,524
Sprint Capital Corp.
   4.780% due 08/17/06                                    576             575
Total Fina Elf (c)(z)
   4.460% due 02/01/06                                 17,100          17,100
TXU Corp.
   Series J
   6.375% due 06/15/06                                    125             125

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UBS Financial Del, LLC
   4.470% due 02/01/06 (c)(z)                           7,100           7,100
   4.430% due 04/10/06                                 11,100          11,004
   4.480% due 04/20/06                                    600             593
United States Treasury Bills
   5.375% due 02/15/06                                  3,870           4,185
   3.890% due 03/02/06 (c)(z)(N)                        1,000             997
   3.895% due 03/02/06 (c)(z)(N)                        1,450           1,445
   3.670% due 03/16/06 (c)(z)(N)(sec.)                    200             199
   3.830% due 03/16/06 (c)(z)(N)(sec.)                  2,410           2,399
   3.855% due 03/16/06 (c)(z)(N)(sec.)                    250             249
   3.870% due 03/16/06 (c)(z)(N)(sec.)                     25              25
   4.117% due 03/16/06 (c)(z)(N)(sec.)                    290             289
   4.155% due 03/16/06 (c)(z)(N)(sec.)                     50              50
   3.715% due 03/30/06 (c)(z)(N)                          465             462
   4.414% due 07/13/06 (c)(z)(sec.)                       650             637
United States Treasury Notes (N)
   4.625% due 05/15/06                                    620             620
   3.500% due 11/15/06                                 14,400          14,278
   3.000% due 12/31/06                                 15,770          15,543
Westpac Banking Corp. (c)(z)
   4.300% due 02/21/06                                  4,000           3,990
Westpactrust Securities, Ltd. (z)
   4.400% due 04/28/06                                 13,800          13,648
Williams Gas Pipelines Central, Inc. (p)
   7.375% due 11/15/06                                    630             640
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $534,398)                                                       533,960
                                                                 ------------

                                                    Multistrategy Bond Fund  117

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 19.4%
Frank Russell Investment Company Money Market
   Fund (X)                                       149,669,447         149,669
State Street Securities Lending Quality Trust
   (X)                                            257,009,458         257,009
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $406,678)                                                       406,678
                                                                 ------------

TOTAL INVESTMENTS - 132.0%
(identified cost $2,766,277)                                        2,763,443

OTHER ASSETS AND LIABILITIES,
NET - (32.0%)                                                        (670,656)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,092,787
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 118  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/06 (603)                            143,378                (69)
   expiration date 03/07 (566)                            134,651               (161)
   expiration date 06/07 (427)                            101,610               (128)
   expiration date 09/07 (337)                             80,202                (94)
   expiration date 12/07 (173)                             41,168                (73)

United States Treasury Bonds
   expiration date 03/06 (187)                             21,102                (35)

United States Treasury 2 Year Notes
   expiration date 03/06 (206)                             42,198                (77)

United States Treasury 5 Year Notes
   expiration date 03/06 (381)                             40,391               (168)

United States Treasury 10 Year Notes
   expiration date 03/06 (844)                             91,521               (170)
   expiration date 06/06 (46)                               4,984                 (5)

Short Positions
Germany, Federal Republic
   10 Year Bonds
   expiration date 03/06 (2)                                 (293)                (2)

United States Treasury Bonds
   expiration date 03/06 (49)                               5,521                 26

United States Treasury 2 Year Notes
   expiration date 03/06 (196)                             40,149                106

United States Treasury 5 Year Notes
   expiration date 03/06 (353)                             37,219                 94
   expiration date 06/06 (58)                               6,130                  5

United States Treasury 10 Year Notes
   expiration date 03/06 (27)                               2,928                 21
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts (a)                                                   (730)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sep 2006 95.50 Call (23)                                 5,491                 (3)
   Sep 2006 95.00 Put (43)                                 10,213                (15)
   Sep 2006 95.25 Put (93)                                 22,146                (65)
   Sep 2006 95.50 Put (23)                                  5,491                (27)
   Dec 2006 95.00 Put (17)                                  4,038                 (8)
   Dec 2006 95.25 Put (565)                               134,541               (452)
   Dec 2006 95.50 Put (44)                                 10,505                (54)
   Mar 2007 95.25 Put (24)                                  5,715                (21)

Eurodollar Midcurve 1 Year Futures
   Mar 2006 95.50 Call (77)                                18,384                 (4)

Swaptions
   USD Three Month LIBOR
   (Fund Pays)/USD 4.810% (Fund Receives)
   Feb 2006 0.00 Call (1)                                   1,600                 --

   USD Three Month LIBOR
   (Fund Pays)/USD 4.540% (Fund Receives)
   Apr 2006 0.00 Call (1)                                   3,000                 (1)

   USD Three Month LIBOR
   (Fund Pays)/USD 4.530% (Fund Receives)
   Aug 2006 0.00 Call (1)                                   7,000                (13)

   USD Three Month LIBOR
   (Fund Pays)/USD 4.780% (Fund Receives)
   Aug 2006 0.00 Call (1)                                   3,000                (16)

   USD Three Month LIBOR
   (Fund Pays)/USD 4.300% (Fund Receives)
   Oct 2006 0.00 Call (1)                                   4,000                 (5)

   USD Three Month LIBOR
   (Fund Pays)/USD 4.310% (Fund Receives)
   Oct 2006 0.00 Call (2)                                   4,000                 (6)

   USD Three Month LIBOR
   (Fund Pays)/USD 4.540% (Fund Receives)
   Oct 2006 0.00 Call (2)                                  10,100                (31)

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  119

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
   USD Three Month LIBOR
   (Fund Pays)/USD 4.560% (Fund Receives)
   Oct 2006 0.00 Call (1)                                   8,000                (28)

   GBP Six Month LIBOR
   (Fund Pays)/USD 4.500% (Fund Receives)
   Dec 2006 0.00 Put (1)                                   19,213                (55)

   USD Three Month LIBOR
   (Fund Pays)/USD 4.850% (Fund Receives)
   Dec 2006 0.00 Call (1)                                   7,000                (62)

US Treasury Bonds
   Feb 2006 116.00 Call (13)                                1,508                 (1)

US Treasury Notes
   10 Year Futures
   Feb 2006 110.00 Call (24)                                2,640                 (2)
   Feb 2006 111.00 Call (250)                              27,750                 (4)
   Feb 2006 107.00 Put (262)                               28,034                (29)
   Feb 2006 108.00 Put (24)                                 2,592                 (8)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $1,348)                                                   (910)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 120  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             248      AUD           327    02/08/06                 --
USD             745      CAD           877    02/08/06                 26
USD           1,523      CAD         1,770    02/08/06                 32
USD             912      CAD         1,061    02/17/06                 20
USD             125      CAD           144    02/23/06                  1
USD             125      CAD           144    02/23/06                  1
USD             714      EUR           588    02/08/06                  1
USD             752      EUR           638    02/08/06                 23
USD             935      EUR           770    02/08/06                  2
USD           1,152      EUR           971    02/08/06                 29
USD           1,570      EUR         1,286    02/08/06                 (7)
USD           2,128      EUR         1,730    02/08/06                (25)
USD           1,158      EUR           955    02/14/06                  3
USD           4,878      EUR         4,043    02/22/06                 42
USD          10,101      EUR         8,450    06/23/06                252
USD             714      GBP           405    02/08/06                  7
USD           2,004      GBP         1,166    02/08/06                 71
USD             546      GBP           308    02/23/06                  2
USD             664      GBP           375    02/23/06                  3
USD           1,777      GBP         1,005    02/23/06                 11
USD              --      JPY            60    02/08/06                 --
USD             469      JPY        56,160    02/08/06                 10
USD             752      JPY        85,995    02/08/06                (18)
USD             398      JPY        45,631    02/14/06                 (8)
USD           6,251      JPY       720,789    02/14/06                (96)
USD             905      JPY       102,827    02/17/06                (26)
USD           2,846      JPY       332,809    02/22/06                 (1)
USD           7,231      JPY       864,000    03/06/06                166
USD               3      JPY           348    09/20/06                 --
USD             403      PLN         1,340    02/08/06                 23
USD           1,270      PLN         4,291    02/08/06                 93
USD             461      SEK         3,510    02/08/06                  1
USD             773      SEK         5,911    02/08/06                  6
AUD           2,722      USD         2,004    02/08/06                (60)
CAD             877      USD           752    02/08/06                (19)
CAD           1,684      USD         1,448    02/08/06                (31)
CAD           1,770      USD         1,486    02/08/06                (69)
CAD           1,061      USD           905    02/17/06                (27)
CAD             201      USD           172    02/23/06                 (4)
EUR              31      USD            37    02/08/06                 (1)
EUR             761      USD           894    02/08/06                (32)
EUR             785      USD           948    02/08/06                 (6)
EUR             793      USD           963    02/08/06                 (1)
EUR           2,254      USD         2,730    02/08/06                (10)
EUR           6,177      USD         7,266    03/06/06               (255)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             271      USD           334    03/27/06                  3
EUR           1,040      USD         1,262    06/23/06                (12)
EUR           1,280      USD         1,570    06/23/06                  2
GBP              70      USD           124    02/08/06                 --
GBP              82      USD           142    02/08/06                 (4)
GBP             405      USD           714    02/08/06                 (6)
GBP             930      USD         1,614    02/08/06                (40)
GBP           1,190      USD         2,065    02/08/06                (52)
JPY              60      USD             1    02/08/06                 --
JPY          56,160      USD           487    02/08/06                  8
JPY          57,252      USD           498    02/08/06                  9
JPY          85,995      USD           744    02/08/06                 10
JPY         113,331      USD           993    02/14/06                 25
JPY           2,502      USD            22    02/17/06                 --
JPY         102,827      USD           890    02/17/06                 12
PLN           7,240      USD         2,232    02/08/06                (67)
SEK           5,911      USD           732    02/08/06                (47)
SEK           7,403      USD           935    02/08/06                (41)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 (71)
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  121

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers                                                 3 Month USD LIBOR -
   CMBS Index - AAA              Goldman Sachs          5,840      minus 0.100%              02/01/06                   (24)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               (24)
                                                                                                           ================

INTEREST RATE SWAP CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
        COUNTER              NOTIONAL                                                   TERMINATION           VALUE
         PARTY                AMOUNT         FUND RECEIVES          FUND PAYS               DATE                $
-----------------------   --------------   -----------------   --------------------   ----------------   ----------------
Barclays Bank PLC           GBP   15,400   5.000%              Six Month LIBOR            06/15/07                     89
Barclays Bank PLC           USD   18,100   5.000%              Three Month LIBOR          06/21/08                     16
                                                               Consumer Price Index
Barclays Bank PLC           EUR    2,800   2.103%              (France)                   10/15/10                     14
Goldman Sachs               USD    4,900   5.000%              Three Month LIBOR          06/21/16                    (24)
Lehman Brothers             GBP    8,400   4.500%              Six Month LIBOR            09/20/09                    (53)
Lehman Brothers             USD    8,100   5.000%              Three Month LIBOR          06/21/11                      6
Lehman Brothers             USD    1,100   5.000%              Three Month LIBOR          06/21/16                     (5)
Lehman Brothers             USD    1,000   5.000%              Three Month LIBOR          12/15/35                    (20)
Merrill                     GBP   19,300   4.500%              Six Month LIBOR            09/20/09                   (122)
Merrill                     GBP      300   4.000%              Six Month LIBOR            12/15/35                    (13)
                                                                                                         ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $34                               (112)
                                                                                                         ================

CREDIT DEFAULT SWAP CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                                 MARKET
           COUNTER                  REFERENCE        AMOUNT        FUND RECEIVES        TERMINATION          VALUE
            PARTY                     ENTITY            $            FIXED RATE             DATE               $
------------------------------   ----------------   ---------   --------------------   --------------   ----------------
                                 Dow Jones CDX
                                 High Volatility
UBS                              Index                 13,000   0.900%                    06/20/10                  (104)
UBS                              Ford Motor Corp.         700   4.750%                    12/20/06                    13
                                                                                                        ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($169)                           (91)
                                                                                                        ================

See accompanying notes which are an integral part of the schedules of investments.

 122  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 92.4%
Alabama - 1.2%
City of Tuscaloosa Alabama General Obligation Unlimited                340          5.000       02/15/07               346
County of Baldwin Alabama General Obligation Unlimited (u)           1,540          5.000       01/01/22             1,633
County of Jefferson Alabama General Obligation Unlimited (u)           500          5.000       04/01/10               529
Courtland Industrial Development Board Revenue Bonds                   250          5.000       11/01/13               253
Mobile County Board of School Commissioners General
   Obligation Unlimited (u)                                            375          5.000       03/01/12               396
                                                                                                              ------------
                                                                                                                     3,157
                                                                                                              ------------
Alaska - 0.2%
City of Anchorage Alaska General Obligation Unlimited
   (u)(ae)                                                             500          5.750       12/01/16               551
                                                                                                              ------------

Arizona - 2.2%
Arizona State Transportation Board Revenue Bonds                       500          5.250       07/01/12               541
Arizona State Transportation Board Revenue Bonds                     1,500          5.000       07/01/14             1,634
Maricopa County Pollution Control Corp. Revenue Bonds                1,000          2.900       06/01/35               969
Maricopa County Pollution Control Corp. Revenue Bonds (E)            1,000          4.000       01/01/38               997
Mesa Arizona General Obligation Unlimited (u)(ae)                    1,000          5.000       07/01/17             1,052
Phoenix Civic Improvement Corp. Revenue Bonds (u)                      250          5.500       07/01/07               258
University of Arizona Revenue Bonds (u)                                430          5.000       06/01/06               432
                                                                                                              ------------
                                                                                                                     5,883
                                                                                                              ------------
California - 9.5%
Abag Finance Authority for Nonprofit Corps. Certificate of
   Participation                                                       600          5.700       08/15/14               628
California Health Facilities Financing Authority Revenue
   Bonds (E)                                                           500          4.950       07/01/26               522
California State Department of Water Resources Revenue Bonds           250          5.500       05/01/10               268
California State Department of Water Resources Revenue Bonds
   (u)                                                                 500          5.250       05/01/11               541
California State Department of Water Resources Revenue Bonds
   (u)                                                               1,000          5.250       05/01/12             1,090
California State Public Works Board Revenue Bonds                      630          5.000       06/01/10               664
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                 1,000          5.200       12/01/29             1,042
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                 1,250          2.300       04/01/33             1,234
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                 1,100          2.625       04/01/34             1,072
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                   500          3.450       04/01/35               485
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                   900          4.350       11/01/36               907
Golden State Tobacco Securitization Corp. Revenue Bonds                405          5.500       06/01/18               417
Golden State Tobacco Securitization Corp. Revenue Bonds (u)            500          5.000       06/01/20               520
Golden State Tobacco Securitization Corp. Revenue Bonds                675          5.000       06/01/21               681
Golden State Tobacco Securitization Corp. Revenue Bonds
   (Step up, 4.600%, 06/01/10) (u)                                     750    Zero coupon       06/01/23               616
Kings River Conservation District Certificate of
   Participation                                                       850          5.000       05/01/15               891
Southern California Public Power Authority Revenue Bonds (u)           405          5.375       01/01/12               445
State of California General Obligation Unlimited                     1,000          6.600       02/01/10             1,111
State of California General Obligation Unlimited                     1,000          5.000       10/01/11             1,069
State of California General Obligation Unlimited                     2,050          5.000       02/01/12             2,189
State of California General Obligation Unlimited                     1,000          5.250       07/01/12             1,092
State of California General Obligation Unlimited                       500          5.250       02/01/14               543
State of California General Obligation Unlimited (E)                 1,000          3.500       07/01/23             1,003
State of California General Obligation Unlimited (u)                 1,500          5.000       02/01/26             1,555
State of California General Obligation Unlimited (u)                 1,500          5.250       02/01/30             1,583

                                                       Tax Exempt Bond Fund  123

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
University of California Revenue Bonds (u)                           1,500          5.000       05/15/13             1,626
University of California Revenue Bonds (u)                           1,000          5.000       05/15/33             1,039
                                                                                                              ------------
                                                                                                                    24,833
                                                                                                              ------------
Colorado - 1.4%
City of Aspen Co. Revenue Bonds (u)                                    700          5.250       11/01/24               759
City of Aspen Co. Revenue Bonds (u)                                    600          5.250       11/01/25               649
Colorado Department of Transportation Revenue Bonds (u)                265          6.000       06/15/08               281
Colorado Health Facilities Authority Revenue Bonds                   1,000          5.250       06/01/23             1,047
Colorado Housing & Finance Authority Revenue Bonds                      75          7.250       04/01/10                77
Colorado Housing & Finance Authority Revenue Bonds                      90          6.300       08/01/12                92
Colorado Housing & Finance Authority Revenue Bonds (E)                  70          6.300       08/01/16                72
Colorado Housing & Finance Authority Revenue Bonds                      40          6.700       10/01/16                40
Jefferson County School District R-001 General Obligation
   Unlimited (u)                                                       500          5.000       12/15/14               544
                                                                                                              ------------
                                                                                                                     3,561
                                                                                                              ------------
Delaware - 0.3%
Delaware State Economic Development Authority Revenue Bonds            435          6.500       01/01/08               452
Delaware State Economic Development Authority Revenue Bonds
   (E)(u)                                                              250          4.900       05/01/26               265
                                                                                                              ------------
                                                                                                                       717
                                                                                                              ------------
District of Columbia - 0.6%
District of Columbia Certificate of Participation (u)                  500          5.250       01/01/08               516
District of Columbia General Obligation Unlimited (u)                1,000          5.500       06/01/09             1,063
                                                                                                              ------------
                                                                                                                     1,579
                                                                                                              ------------
Florida - 5.5%
City of Tallahassee Florida Revenue Bonds (u)                          500          5.000       10/01/11               534
County of Hillsborough Florida Revenue Bonds                            80          6.200       12/01/08                83
County of Miami-Dade Florida Revenue Bonds (u)                       1,000          5.000       06/01/14             1,078
Escambia County Health Facilities Authority Revenue Bonds            1,000          5.000       11/15/06             1,013
Florida State Division of Bond Finance Revenue Bonds (u)               500          5.750       07/01/06               505
Florida State Division of Bond Finance Revenue Bonds (u)             1,600          5.250       07/01/13             1,699
Florida Water Pollution Control Financing Corp. Revenue
   Bonds                                                               500          5.500       01/15/12               546
Highlands County Health Facilities Authority Revenue Bonds
   (E)                                                               1,500          5.000       11/15/29             1,561
Hillsborough County Educational Facilities Authority Revenue
   Revenue Bonds (u)                                                   870          5.750       04/01/18               923
Miami-Dade County Educational Facilities Authority Revenue
   Bonds (u)                                                         1,500          5.000       04/01/17             1,611
North Miami Florida Revenue Bonds (u)                                1,325          5.000       04/01/10             1,401
Orange County Health Facilities Authority Revenue Bonds              1,400          4.750       11/15/36             1,360
Orlando Utilities Commission Revenue Bonds                           1,000          5.900       10/01/08             1,064
Orlando Utilities Commission Revenue Bonds                           1,000          5.250       10/01/20             1,079
                                                                                                              ------------
                                                                                                                    14,457
                                                                                                              ------------
Georgia - 2.2%
County of Fulton Georgia Revenue Bonds (u)                           1,500          5.250       01/01/35             1,593
Dalton Georgia Revenue Bonds (u)                                       500          5.750       01/01/09               533
Georgia Municipal Electric Authority Revenue Bonds (u)                 850          6.250       01/01/17             1,021
Georgia State Road & Tollway Authority Revenue Bonds                   590          5.250       03/01/11               638
Gwinnett County Water & Sewer Authority Revenue Bonds                  265          5.200       08/01/14               278

 124  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
State of Georgia General Obligation Unlimited                        1,000          5.750       08/01/08             1,058
State of Georgia General Obligation Unlimited                          600          6.500       12/01/09               667
                                                                                                              ------------
                                                                                                                     5,788
                                                                                                              ------------
Hawaii - 0.6%
Kauai County Hawaii General Obligation Unlimited (u)(ae)               375          6.250       08/01/19               418
State of Hawaii General Obligation Unlimited (u)                     1,000          5.750       01/01/10             1,084
                                                                                                              ------------
                                                                                                                     1,502
                                                                                                              ------------
Illinois - 5.2%
Chicago Board of Education General Obligation Unlimited (u)          1,470          5.250       12/01/30             1,543
Chicago Metropolitan Water Reclamation District-Greater
   Chicago General Obligation Unlimited                              2,000          6.500       12/01/07             2,108
City of Chicago Illinois General Obligation Unlimited (u)              750          6.000       01/01/11               823
City of Chicago Illinois Tax Allocation (u)                            700    Zero coupon       12/01/07               658
Cook County Community Consolidated School District No.
   15-Palatine General Obligation, Ltd. (u)                          2,235    Zero coupon       12/01/13             1,622
County of Cook Illinois General Obligation Unlimited (u)             2,160          5.375       11/15/21             2,312
Illinois Finance Authority Revenue Bonds (u)                           400    Zero coupon       01/01/10               346
Illinois Finance Authority Revenue Bonds                               670          5.500       10/01/12               724
Illinois Finance Authority Revenue Bonds                               750          5.000       06/01/14               781
Illinois Finance Authority Revenue Bonds (ae)                          420          7.375       07/01/21               435
Illinois Health Facilities Authority Revenue Bonds (u)                 240          5.500       08/01/07               247
Illinois Health Facilities Authority Revenue Bonds                     470          6.000       05/15/10               493
Illinois Housing Development Authority Revenue Bonds (E)             1,000          2.790       08/01/17               996
Lake County Community Unit School District No.
   116-Round Lake General Obligation Unlimited (u)                     400          7.600       02/01/14               502
                                                                                                              ------------
                                                                                                                    13,590
                                                                                                              ------------
Indiana - 2.4%
City of Indianapolis Indiana Revenue Bonds (u)                         450          5.000       10/01/06               455
Columbus Multi School Building Corp. Indiana Revenue Bonds
   (u)                                                                 450          5.000       01/10/10               475
Dyer Redevelopment Authority Economic Development Lease Rent
   Revenue Bonds                                                       260          5.000       01/15/11               274
Franklin Township School Building Corp./Marion County
   Indiana Revenue Bonds                                               500          5.750       07/15/06               506
Indiana Bond Bank Revenue Bonds (u)                                    315          5.750       08/01/13               336
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.500       11/15/10             1,078
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.000       11/01/11             1,062
Indiana Health Facility Financing Authority Revenue Bonds
   (E)(ae)                                                           1,220          5.000       11/01/26             1,247
Indiana University Revenue Bonds                                       500          5.750       08/01/10               542
Lawrenceburg Indiana Revenue Bonds (E)                                 225          2.625       10/01/19               223
                                                                                                              ------------
                                                                                                                     6,198
                                                                                                              ------------
Iowa - 0.5%
Iowa Finance Authority Revenue Bonds                                   290          6.000       07/01/10               314
Tobacco Settlement Authority of Iowa Revenue Bonds (ae)              1,000          5.600       06/01/35             1,104
                                                                                                              ------------
                                                                                                                     1,418
                                                                                                              ------------

                                                       Tax Exempt Bond Fund  125

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Kansas - 1.1%
Butler & Sedgwick Counties Unified School District No. 385
   Andover General Obligation Unlimited (u)                            500          5.000       09/01/09               526
City of Burlington Kansas Revenue Bonds (E)(u)                         750          2.650       06/01/31               748
Kansas Development Finance Authority Revenue Bonds (u)                 150          5.000       08/01/10               159
Kansas Development Finance Authority Revenue Bonds (u)               1,000          5.000       08/01/13             1,080
Wyandotte County Kansas City, Kansas United Government
   Special Obligation Revenue Bonds                                    305          4.750       12/01/16               310
                                                                                                              ------------
                                                                                                                     2,823
                                                                                                              ------------
Louisiana - 1.1%
Caddo Parish Parishwide School District General Obligation
   Unlimited (u)                                                     1,090          5.250       03/01/13             1,184
Louisiana Energy & Power Authority Revenue Bonds (u)                   200          5.500       01/01/08               208
Morehouse Parish Louisiana Revenue Bonds                             1,500          5.250       11/15/13             1,553
                                                                                                              ------------
                                                                                                                     2,945
                                                                                                              ------------
Maine - 0.2%
Bucksport Maine Revenue Bonds                                          500          4.000       03/01/14               465
                                                                                                              ------------

Maryland - 1.7%
City of Baltimore Maryland Revenue Bonds (u)                         1,500          5.250       09/01/39             1,601
State of Maryland General Obligation Unlimited                       2,500          5.250       03/01/13             2,751
                                                                                                              ------------
                                                                                                                     4,352
                                                                                                              ------------
Massachusetts - 2.7%
Commonwealth of Massachusetts General Obligation, Ltd. (ae)            430          6.000       02/01/11               473
Commonwealth of Massachusetts General Obligation, Ltd.               1,000          5.500       11/01/15             1,123
Commonwealth of Massachusetts General Obligation Unlimited           1,000          5.500       10/01/16             1,128
Commonwealth of Massachusetts General Obligation, Ltd (ae)           1,000          5.750       10/01/19             1,091
Commonwealth of Massachusetts General Obligation, Ltd.
   (u)(ae)                                                           1,000          5.250       01/01/22             1,088
Massachusetts Bay Transportation Authority Revenue Bonds               500          6.000       03/01/06               501
Massachusetts Development Finance Agency Revenue Bonds                 145          5.125       12/01/11               148
Massachusetts Development Finance Agency Revenue Bonds                  50          5.150       10/01/14                52
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                        65          5.000       07/01/07                66
Massachusetts School Building Authority Revenue Bonds (u)              750          5.000       08/15/13               810
Massachusetts State Port Authority Revenue Bonds                       200          6.000       07/01/06               202
Massachusetts State Port Authority Revenue Bonds                       125          5.250       07/01/07               128
Massachusetts State Port Authority Revenue Bonds                       150          5.750       07/01/10               163
                                                                                                              ------------
                                                                                                                     6,973
                                                                                                              ------------
Michigan - 0.8%
Bishop International Airport Authority Revenue Bonds (u)               750          5.000       12/01/10               777
Kent Hospital Finance Authority Revenue Bonds                          250          5.250       01/15/07               254
Manistee Area Public Schools General Obligation Unlimited
   (u)                                                                 235          6.000       05/01/08               248
Michigan Municipal Bond Authority Revenue Bonds (ae)                   500          5.750       10/01/11               553
Michigan State Hospital Finance Authority Revenue Bonds (u)            250          5.000       05/15/07               255
                                                                                                              ------------
                                                                                                                     2,087
                                                                                                              ------------
Minnesota - 1.6%
City of Maple Grove Minnesota Revenue Bonds                          1,800          5.000       09/01/29             1,841
City of State Cloud Minnesota Revenue Bonds (u)                        340          5.500       05/01/06               342

 126  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Minnesota State Municipal Power Agency Revenue Bonds                 1,000          5.000       10/01/30             1,024
State of Minnesota General Obligation Unlimited                      1,000          5.000       06/01/13             1,036
                                                                                                              ------------
                                                                                                                     4,243
                                                                                                              ------------
Missouri - 0.3%
Joplin Industrial Development Authority Revenue Bonds                  270          5.500       02/15/13               288
Missouri Housing Development Commission Revenue Bonds                  165          4.350       12/01/07               166
Southeast Missouri State University Revenue Bonds (u)                  250          5.625       04/01/10               271
                                                                                                              ------------
                                                                                                                       725
                                                                                                              ------------
Montana - 0.6%
City of Forsyth Montana Revenue Bonds (E)                            1,450          5.200       05/01/33             1,502
                                                                                                              ------------
Nevada - 0.9%
Clark County School District General Obligation Limited
   (u)(ae)                                                             330          5.250       06/15/10               350
Henderson Nevada General Obligation, Ltd. (u)                          475          6.000       06/01/06               479
Las Vegas Valley Water District General Obligation, Ltd.             1,000          5.000       06/01/08             1,034
Truckee Meadows Water Authority Revenue Bonds (u)                      500          5.500       07/01/11               546
                                                                                                              ------------
                                                                                                                     2,409
                                                                                                              ------------
New Hampshire - 0.1%
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       325          4.600       10/01/07               328
                                                                                                              ------------

New Jersey - 3.7%
New Jersey Economic Development Authority Revenue Bonds              1,000          5.000       09/01/12             1,065
New Jersey Economic Development Authority Revenue Bonds              1,000          5.250       03/01/14             1,086
New Jersey Economic Development Authority Revenue Bonds              1,020          5.375       06/15/15             1,106
New Jersey Health Care Facilities Financing Authority
   Revenue Bonds                                                       500          5.250       07/01/25               526
New Jersey State Educational Facilities Authority Revenue
   Bonds                                                             1,000          5.750       09/01/10             1,084
New Jersey State Housing & Mortgage Finance Agency Revenue
   Bonds (u)                                                           915          4.300       11/01/07               925
New Jersey State Transit Corp. Certificate of Participation
   (u)                                                               1,350          5.500       09/15/07             1,394
New Jersey State Turnpike Authority Revenue Bonds (u)                  500          5.500       01/01/09               529
New Jersey Transportation Trust Fund Authority Revenue Bonds           500          6.000       06/15/07               518
Tobacco Settlement Financing Corp. Revenue Bonds                     1,000          5.500       06/01/11             1,056
Tobacco Settlement Financing Corp. Revenue Bonds                       490          4.375       06/01/19               490
                                                                                                              ------------
                                                                                                                     9,779
                                                                                                              ------------
New Mexico - 1.3%
Farmington New Mexico Revenue Bonds, annual demand (E)(u)            2,965          3.550       04/01/29             2,951
New Mexico State Highway Commission Revenue Bonds                      570          5.500       06/15/06               575
                                                                                                              ------------
                                                                                                                     3,526
                                                                                                              ------------
New York - 11.5%
Battery Park City Authority Revenue Bonds                            1,500          5.250       11/01/22             1,624
City of New York New York General Obligation Unlimited                 500          5.500       08/01/09               531
City of New York New York General Obligation Unlimited                 730          5.000       06/01/10               769
City of New York New York General Obligation Unlimited               1,000          5.250       08/01/10             1,065
City of New York New York General Obligation Unlimited               1,500          5.000       08/01/11             1,593
City of New York New York General Obligation Unlimited                 125          5.750       08/01/11               136
City of New York New York General Obligation Unlimited                 850          5.000       03/01/12               903
City of New York New York General Obligation Unlimited                 750          5.000       11/01/12               799
City of New York New York General Obligation Unlimited                 235          5.250       11/01/12               253

                                                       Tax Exempt Bond Fund  127

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
City of New York New York General Obligation Unlimited                 470          5.000       08/01/13               503
City of New York New York General Obligation Unlimited               1,000          5.000       08/01/14             1,079
City of New York New York General Obligation Unlimited               1,500          5.000       08/01/21             1,569
Metropolitan Transportation Authority Revenue Bonds (u)              1,000          5.000       11/15/30             1,035
New York City Municipal Water Finance Authority Revenue
   Bonds                                                             1,500          5.250       06/15/12             1,636
New York City Municipal Water Finance Authority Revenue
   Bonds (u)                                                         1,000          5.000       06/15/23             1,054
New York City Transitional Finance Authority Revenue Bonds           1,000          5.500       02/01/09             1,059
New York Local Government Assistance Corp. Revenue Bonds (u)         1,000          5.200       04/01/12             1,031
New York Mortgage Agency Revenue Bonds                                 500          5.150       04/01/17               514
New York State Dormitory Authority Revenue Bonds (u)                 1,035          7.000       07/01/09             1,102
New York State Dormitory Authority Revenue Bonds (u)                   960          5.000       02/15/13             1,034
New York State Dormitory Authority Revenue Bonds (E)                 2,000          5.250       11/15/23             2,153
New York State Dormitory Authority Revenue Bonds (E)(u)                650          5.250       11/15/29               701
New York State Environmental Facilities Corp. Revenue Bonds
   (u)                                                               1,000          6.000       06/15/12             1,134
New York State Urban Development Corp. Revenue Bonds                   500          5.250       01/01/21               523
Sales Tax Asset Receivables Corp. Revenue Bonds (u)                  2,500          5.000       10/15/29             2,616
Suffolk County Judicial Facilities Agency Revenue Bonds (u)            500          5.500       04/15/09               531
Tobacco Settlement Financing Authority Revenue Bonds                   880          5.500       06/01/10               886
Tobacco Settlement Financing Authority Revenue Bonds                   300          5.250       06/01/13               312
TSASC, Inc. Revenue Bonds                                            1,000          5.500       07/15/13             1,042
United Nations Development Corp. Revenue Bonds                       1,000          5.000       07/01/11             1,029
                                                                                                              ------------
                                                                                                                    30,216
                                                                                                              ------------
North Carolina - 2.1%
North Carolina Eastern Municipal Power Agency Revenue Bonds            250          5.500       01/01/10               265
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds (u)                                                         1,500          6.000       01/01/12             1,685
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds                                                               200          5.500       01/01/13               217
University of North Carolina at Chapel Hill Revenue Bonds
   (E)                                                                 700          1.000       02/15/31               700
University of North Carolina Revenue Bonds                           2,500          5.000       12/01/34             2,616
                                                                                                              ------------
                                                                                                                     5,483
                                                                                                              ------------
Ohio - 1.7%
Columbus Ohio General Obligation, Ltd.                                 585          5.250       01/01/11               631
Jackson Local School District Stark & Summit Counties
   General Obligation Unlimited (u)                                    500    Zero coupon       12/01/07               470
Ohio State Building Authority Revenue Bonds (u)                        500          6.000       04/01/06               502
Ohio State Building Authority Revenue Bonds                            575          5.750       04/01/08               603
Ohio State Higher Educational Facility Commission Revenue
   Bonds                                                             1,000          5.000       12/01/09             1,051
State of Ohio General Obligation Unlimited                             550          5.500       05/01/08               575
Steubenville Ohio Revenue Bonds                                        280          5.700       10/01/10               302
University of Cincinnati Revenue Bonds (u)                             300          5.500       06/01/08               314
                                                                                                              ------------
                                                                                                                     4,448
                                                                                                              ------------
Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds                   275          5.000       10/01/13               286
Oklahoma Housing Finance Agency Revenue Bonds                           85          7.600       09/01/15                88
                                                                                                              ------------
                                                                                                                       374
                                                                                                              ------------
Oregon - 1.6%
Clackamas County School District No. 62C Oregon City General
   Obligation Unlimited (ae)                                           435          6.000       06/15/11               480
Oregon State Department of Administrative Services Revenue
   Bonds (u)                                                         1,000          5.000       09/01/08             1,040

 128  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Oregon State Department of Administrative Services Revenue
   Bonds (u)                                                           750          5.250       04/01/10               798
Oregon State Department of Transportation Revenue Bonds              1,000          5.000       11/15/13             1,086
State of Oregon General Obligation, Ltd.                               800          5.700       10/01/32               817
                                                                                                              ------------
                                                                                                                     4,221
                                                                                                              ------------
Pennsylvania - 1.8%
Allegheny County Port Authority Revenue Bonds (u)                      250          5.500       03/01/17               270
Berks County Vocational Technical School Authority Revenue
   Bonds (u)                                                         1,260          5.000       06/01/15             1,370
City of Philadelphia Pennsylvania Revenue Bonds (u)                    500          5.500       07/01/07               514
County of Allegheny Pennsylvania General Obligation
   Unlimited (u)                                                     1,000          5.000       10/01/15             1,085
Erie County Industrial Development Authority Revenue Bonds             180          5.300       04/01/12               186
Norwin School District General Obligation Unlimited (u)(ae)            250          6.000       04/01/20               273
Pittsburgh Public Parking Authority Revenue Bonds (u)                  310          5.000       12/01/16               333
Sayre Health Care Facilities Authority Revenue Bonds                   625          5.300       12/01/12               654
                                                                                                              ------------
                                                                                                                     4,685
                                                                                                              ------------
Puerto Rico - 5.6%
Commonwealth of Puerto Rico General Obligation Unlimited (u)         1,000          5.250       07/01/27             1,068
Puerto Rico Electric Power Authority Revenue Bonds                     500          5.000       07/01/08               516
Puerto Rico Electric Power Authority Revenue Bonds                   1,000          5.000       07/01/13             1,076
Puerto Rico Electric Power Authority Revenue Bonds (u)                 500          5.500       07/01/17               568
Puerto Rico Highway & Transportation Authority Revenue Bonds         2,000          5.000       07/01/13             2,126
Puerto Rico Highway & Transportation Authority Revenue Bonds         1,000          5.000       07/01/30             1,016
Puerto Rico Public Buildings Authority Revenue Bonds (E)             1,500          4.500       07/01/22             1,513
Puerto Rico Public Buildings Authority Revenue Bonds                 2,000          5.500       07/01/23             2,176
Puerto Rico Public Buildings Authority Revenue Bonds (E)             1,095          5.000       07/01/28             1,142
Puerto Rico Public Finance Corp. Revenue Bonds (E)(u)                3,250          5.750       08/01/27             3,509
                                                                                                              ------------
                                                                                                                    14,710
                                                                                                              ------------
South Carolina - 1.8%
City of Rock Hill South Carolina Revenue Bonds (u)                     250          5.000       01/01/10               265
Richland-Lexington Airport District Revenue Bonds (u)                  500          5.000       01/01/09               521
Richland-Lexington Airport District Revenue Bonds (u)                  440          5.000       01/01/10               462
South Carolina State Public Service Authority Revenue Bonds
   (u)                                                                 375          5.500       01/01/11               405
South Carolina Transportation Infrastructure Bank Revenue
   Bonds (u)                                                         2,500          5.250       10/01/31             2,631
Spartanburg County South Carolina Revenue Bonds (u)                    500          6.000       04/15/07               515
                                                                                                              ------------
                                                                                                                     4,799
                                                                                                              ------------
South Dakota - 0.6%
Sioux Falls South Dakota Revenue Bonds (u)                             250          5.500       11/15/10               272
South Dakota State Building Authority Revenue Bonds (u)              1,330          5.000       09/01/12             1,429
                                                                                                              ------------
                                                                                                                     1,701
                                                                                                              ------------
Tennessee - 1.4%
Chattanooga Health Educational & Housing Facility Board
   Revenue Bonds                                                     1,000          5.000       10/01/25               982
County of Williamson Tennessee General Obligation Unlimited            500          6.000       03/01/06               501
Metropolitan Government Nashville & Davidson County Health &
   Educational Facility Board Revenue Bonds                            920          5.000       11/01/06               932

                                                       Tax Exempt Bond Fund  129

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Government Nashville & Davidson County
   Tennessee Revenue Bonds (u)                                         180          5.250       01/01/13               197
Tennessee Housing Development Agency Revenue Bonds                     950          5.375       01/01/18               991
                                                                                                              ------------
                                                                                                                     3,603
                                                                                                              ------------
Texas - 10.6%
Alvin Independent School District General Obligation
   Unlimited                                                           515          6.750       08/15/09               571
Alvin Independent School District General Obligation
   Unlimited                                                           545          6.750       08/15/10               617
Boerne Independent School District General Obligation
   Unlimited                                                         1,380          5.250       02/01/27             1,465
Boerne Independent School District General Obligation
   Unlimited                                                         1,500          5.250       02/01/29             1,586
Brazos River Harbor Navigation District Revenue Bonds (E)              220          4.750       05/15/33               223
City of Houston Texas Revenue Bonds (u)                                515          5.250       05/15/14               567
City of San Antonio Texas Revenue Bonds                              1,000          5.250       02/01/13             1,092
County of Harris Texas General Obligation, Ltd.                      1,435          5.250       08/15/09             1,519
County of Harris Texas Revenue Bonds (E)(u)                          1,500          5.000       08/15/21             1,569
County of Harris Texas Revenue Bonds (u)                             1,500          5.250       08/15/35             1,568
County of Travis Texas General Obligation, Ltd.                      1,000          5.250       03/01/10             1,065
Dallas Independent School District General Obligation
   Unlimited                                                         2,100          5.000       02/15/14             2,265
El Paso Independent School District General Obligation
   Unlimited                                                         1,000          5.375       08/15/09             1,063
Lower Colorado River Authority Revenue Bonds (u)                     1,500          5.875       05/15/17             1,621
North Texas Tollway Authority Revenue Bonds (E)(u)                   1,000          5.000       01/01/18             1,036
Northside Independent School District General Obligation
   Unlimited                                                           400          5.500       02/15/16               432
Port of Corpus Christi Authority of Nueces County Texas
   Revenue Bonds                                                       385          5.350       11/01/10               390
Round Rock Independent School District General Obligation
   Unlimited                                                         1,000          6.500       08/01/10             1,121
Round Rock Independent School District General Obligation
   Unlimited                                                           750          6.500       08/01/11               844
Round Rock Independent School District General Obligation
   Unlimited                                                           430          5.375       08/01/12               471
Sabine River Authority Revenue Bonds (E)                             1,500          5.200       05/01/28             1,502
Texas A & M University Revenue Bonds                                 1,000          5.000       07/01/08             1,037
Texas Water Development Board Revenue Bonds                            500          5.250       07/15/17               509
Tyler Independent School District General Obligation
   Unlimited                                                         1,350          5.000       02/15/10             1,419
University of Houston Revenue Bonds (u)                              2,000          5.500       02/15/30             2,155
Waco Health Facilities Development Corp. Revenue Bonds                 250          5.200       11/15/06               254
                                                                                                              ------------
                                                                                                                    27,961
                                                                                                              ------------
Utah - 0.7%
County of Utah Utah Revenue Bonds                                      200          5.050       11/01/17               210
Intermountain Power Agency Revenue Bonds (u)                         1,400          6.500       07/01/10             1,572
                                                                                                              ------------
                                                                                                                     1,782
                                                                                                              ------------
Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue Bonds                2,500          5.500       10/01/14             2,616
                                                                                                              ------------
Virginia - 0.4%
Virgin Islands Public Finance Authority Revenue Bonds                  200          5.000       10/01/13               212
Virginia Commonwealth Transportation Board Revenue Bonds               360          5.375       05/15/12               391
Virginia Public Building Authority Revenue Bonds                       500          5.750       08/01/07               518
                                                                                                              ------------
                                                                                                                     1,121
                                                                                                              ------------
Washington - 2.1%
Clallam County Public Utility District No. 1 Revenue Bonds
   (u)                                                                 385          5.000       01/01/08               396
King County School District No. 405 Bellevue General
   Obligation Unlimited (u)                                          2,000          5.000       12/01/14             2,168

 130  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Kitsap County Washington General Obligation, Ltd. (u)                  775          5.750       07/01/14               848
Tobacco Settlement Authority of Washington Revenue Bonds               875          6.500       06/01/26               955
Washington Public Power Supply System Revenue Bonds                  1,000          7.000       07/01/08             1,082
                                                                                                              ------------
                                                                                                                     5,449
                                                                                                              ------------
Wisconsin - 1.5%
City of Madison Wisconsin Revenue Bonds                                280          4.875       10/01/27               294
Oconto Falls Public School District General Obligation
   Unlimited (u)(ae)                                                   750          5.750       03/01/13               827
State of Wisconsin General Obligation Unlimited                        625          5.125       11/01/11               671
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds                                                                70          5.000       07/01/06                70
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds (u)                                                         1,425          5.000       12/01/10             1,511
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds                                                               210          5.250       05/01/12               220
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds                                                               220          5.250       05/01/13               230
Wisconsin Housing & Economic Development Authority Revenue
   Bonds                                                                50          6.850       11/01/12                51
                                                                                                              ------------
                                                                                                                     3,874
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (cost $240,861)                                                                              242,434
                                                                                                              ------------

SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company
   Tax Free Money Market Fund                                   13,635,848                                          13,636
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (cost $13,636)                                                                         13,636
                                                                                                              ------------

TOTAL INVESTMENTS - 97.6% (amortized cost $254,497)                                                                256,070

OTHER ASSETS AND LIABILITIES, NET - 2.4%                                                                             6,369
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                262,439
                                                                                                              ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Tax Exempt Bond Fund  131

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

                                                                     %
----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
AAA                                                                  52
AA                                                                   18
A                                                                    16
BBB                                                                  13
Other                                                                 1
                                                                    ---
                                                                    100
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
General Obligations                                                  28
Other Revenue                                                        22
Universities                                                         11
Utilities Revenue                                                    11
Health Care Revenue                                                   9
Cash Equivalents                                                      5
Pollution Control Revenue                                             5
Housing Revenue                                                       4
Leasing Revenue                                                       3
Refunded and Special Obligations                                      2
                                                                    ---
                                                                    100
                                                                    ===

See accompanying notes which are an integral part of the schedules of investments.

 132  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.9%
Auto and Transportation - 1.3%
Burlington Northern Santa Fe Corp.                     11,520             923
CSX Corp.                                               6,900             369
FedEx Corp.                                             8,400             850
Harley-Davidson, Inc. (N)                               3,100             166
Lear Corp. (N)                                         15,300             388
Norfolk Southern Corp.                                  5,100             254
Ship Finance International, Ltd.                       30,000             548
Toyota Motor Corp. - ADR                                6,370             660
United Parcel Service, Inc. Class B                    25,200           1,888
                                                                 ------------
                                                                        6,046
                                                                 ------------

Consumer Discretionary - 16.0%
Abercrombie & Fitch Co. Class A                         9,300             617
Apollo Group, Inc. Class A (AE)                        61,000           3,396
Avon Products, Inc.                                    40,500           1,147
Bed Bath & Beyond, Inc. (AE)                           42,900           1,605
Carnival Corp.                                          9,000             466
CBS Corp. Class B                                      33,450             874
Cintas Corp.                                           35,000           1,491
Citadel Broadcasting Corp. (N)                         36,100             444
Coach, Inc. (AE)                                       30,950           1,113
Costco Wholesale Corp.                                 27,500           1,372
eBay, Inc. (AE)                                       195,570           8,429
Electronic Arts, Inc. (AE)                             13,400             731
EW Scripps Co. Class A                                  8,200             396
Gannett Co., Inc.                                      42,800           2,645
Google, Inc. Class A (AE)                              21,990           9,527
Hilton Hotels Corp.                                     6,600             165
Home Depot, Inc.                                       93,400           3,787
Iron Mountain, Inc. (AE)                               23,000             959
Jones Apparel Group, Inc.                              19,200             601
Kohl's Corp. (AE)                                       6,000             266
Leggett & Platt, Inc.                                  60,600           1,492
Limited Brands, Inc.                                   28,608             677
Lowe's Cos., Inc.                                      69,900           4,442
McDonald's Corp.                                       21,200             742
News Corp. Class A                                    147,800           2,329
Nike, Inc. Class B                                     12,800           1,036
Regal Entertainment Group Class A (N)                  19,625             363
Scientific Games Corp. Class A (AE)                    26,080             836
Sirius Satellite Radio, Inc. (AE)(N)                  119,320             677
Staples, Inc.                                          14,700             349
Starbucks Corp. (AE)                                  216,560           6,865
Starwood Hotels & Resorts Worldwide, Inc. (o)          12,650             769
Target Corp.                                           22,900           1,254
Time Warner, Inc.                                      31,675             555
Viacom, Inc. Class B (AE)                              33,450           1,388
Wal-Mart Stores, Inc.                                  81,700           3,767
Walt Disney Co.                                        26,200             663

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wendy's International, Inc.                             1,900             112
Yahoo!, Inc. (AE)                                      84,600           2,905
Yum! Brands, Inc.                                       8,000             396
                                                                 ------------
                                                                       71,648
                                                                 ------------

Consumer Staples - 6.5%
Altria Group, Inc.                                     64,600           4,673
Anheuser-Busch Cos., Inc.                               9,800             406
Coca-Cola Co. (The)                                    87,900           3,637
CVS Corp.                                              35,400             983
Diageo PLC - ADR (N)                                   32,300           1,939
PepsiCo, Inc.                                          86,980           4,973
Procter & Gamble Co.                                  136,685           8,096
Unilever NV                                            15,900           1,116
Walgreen Co.                                           55,800           2,415
Whole Foods Market, Inc.                               14,820           1,095
                                                                 ------------
                                                                       29,333
                                                                 ------------

Financial Services - 18.3%
Aflac, Inc.                                            34,000           1,596
Allstate Corp. (The)                                   51,200           2,665
Ambac Financial Group, Inc.                            23,800           1,828
American Express Co.                                   28,190           1,479
American International Group, Inc.                     50,120           3,281
Assurant, Inc.                                          6,900             317
Automatic Data Processing, Inc.                        33,100           1,454
Bank of America Corp.                                 186,368           8,243
Bank of New York Co., Inc. (The)                       43,200           1,374
Capital One Financial Corp.                            32,254           2,687
CarrAmerica Realty Corp. (o)                            4,300             158
Charles Schwab Corp. (The) (AE)                        47,090             696
Chicago Mercantile Exchange Holdings, Inc.              9,830           4,161
Cigna Corp.                                             8,900           1,082
CIT Group, Inc.                                        19,000           1,013
Citigroup, Inc.                                       196,900           9,172
City National Corp.                                       500              38
Compass Bancshares, Inc.                                6,000             292
Countrywide Financial Corp.                            44,700           1,495
E*Trade Financial Corp. (AE)                           18,600             443
First Data Corp.                                        4,700             212
Freddie Mac                                            20,200           1,371
Genworth Financial, Inc. Class A                       13,700             449
Goldman Sachs Group, Inc.                              13,300           1,879
Hartford Financial Services Group, Inc.                11,300             929
Host Marriott Corp. (o)                                 7,000             140

                                                 Tax-Managed Large Cap Fund  133

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JPMorgan Chase & Co.                                   40,504           1,610
MBIA, Inc.                                             11,600             714
Mellon Financial Corp.                                 14,300             504
Merrill Lynch & Co., Inc.                              16,200           1,216
Metlife, Inc.                                             100               5
Moody's Corp.                                          44,400           2,811
Morgan Stanley                                         66,200           4,068
North Fork Bancorporation, Inc. (N)                    54,200           1,394
Nuveen Investments, Inc. Class A (N)                   22,000             998
Paychex, Inc.                                          36,200           1,316
Piper Jaffray Cos., Inc. (AE)(N)                          700              31
ProLogis (o)                                            7,200             369
Regions Financial Corp.                                22,359             742
St. Paul Travelers Cos., Inc. (The)                     7,600             345
State Street Corp.                                     35,700           2,158
SunTrust Banks, Inc.                                    3,900             279
Synovus Financial Corp.                                40,400           1,118
Torchmark Corp.                                         7,900             443
US Bancorp                                            154,400           4,618
Wachovia Corp.                                         50,000           2,742
Washington Mutual, Inc.                                21,400             906
Wells Fargo & Co.                                      70,500           4,396
WR Berkley Corp.                                        4,200             207
XL Capital, Ltd. Class A                                7,100             480
                                                                 ------------
                                                                       81,924
                                                                 ------------

Health Care - 16.0%
Abbott Laboratories                                    19,700             850
Aetna, Inc.                                            20,400           1,975
Allergan, Inc.                                         28,200           3,282
American Pharmaceutical Partners, Inc. (AE)(N)         31,100           1,039
Amgen, Inc. (AE)                                       69,310           5,052
Barr Pharmaceuticals, Inc. (AE)                         4,500             295
Baxter International, Inc.                              9,800             361
Biomet, Inc.                                           41,900           1,584
Caremark Rx, Inc. (AE)                                 19,130             943
Cerner Corp. (AE)                                      18,880             850
Charles River Laboratories International, Inc.
   (AE)                                                 1,400              65
Eli Lilly & Co.                                        33,100           1,874
Express Scripts, Inc. (AE)                              9,920             906
Forest Laboratories, Inc. (AE)                         12,100             560
Genentech, Inc. (AE)                                   69,380           5,961
Genzyme Corp. (AE)                                     55,600           3,944
Gilead Sciences, Inc. (AE)                             32,860           2,000
Guidant Corp.                                          21,600           1,590
HCA, Inc.                                               6,000             294
Intuitive Surgical, Inc. (AE)                          10,000           1,377
Johnson & Johnson                                     115,300           6,634
Medco Health Solutions, Inc. (AE)                       3,700             200
Medicis Pharmaceutical Corp. Class A (N)                  300               9

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medtronic, Inc.                                        81,700           4,614
Omnicare, Inc.                                         17,880             889
Patterson Cos., Inc. (AE)(N)                           27,800             960
Pfizer, Inc.                                          270,350           6,943
Schering-Plough Corp.                                  11,300             216
Sepracor, Inc. (AE)(N)                                 16,400             933
Stryker Corp.                                          43,700           2,181
Teva Pharmaceutical Industries,
   Ltd. - ADR (N)                                      94,600           4,033
UnitedHealth Group, Inc.                                1,300              77
Varian Medical Systems, Inc. (AE)                      19,065           1,148
Watson Pharmaceuticals, Inc. (AE)(N)                    2,000              66
WellPoint, Inc. (AE)                                   31,990           2,457
Wyeth                                                  94,700           4,380
Zimmer Holdings, Inc. (AE)                             19,500           1,345
                                                                 ------------
                                                                       71,887
                                                                 ------------

Integrated Oils - 5.4%
BP PLC - ADR                                           35,930           2,598
Chevron Corp.                                         112,067           6,654
ConocoPhillips                                         67,400           4,361
Exxon Mobil Corp.                                     166,686          10,460
                                                                 ------------
                                                                       24,073
                                                                 ------------

Materials and Processing - 2.8%
Air Products & Chemicals, Inc.                         10,400             642
Alcoa, Inc.                                            14,900             469
American Standard Cos., Inc.                            6,600             239
Aracruz Celulose SA - ADR (N)                           6,400             251
Archer-Daniels-Midland Co.                             24,900             784
Cemex SA de CV - ADR                                   15,640           1,032
Dow Chemical Co. (The)                                 37,800           1,599
Eastman Chemical Co.                                    6,900             333
International Paper Co.                                15,200             496
Masco Corp.                                            14,600             433
Monsanto Co.                                            7,300             618
Nalco Holding Co. (AE)                                  4,700              87
Olin Corp.                                             40,900             838
PPG Industries, Inc.                                    3,400             202
Praxair, Inc.                                          12,900             679
Sigma-Aldrich Corp. Class H (N)                        28,500           1,849
Temple-Inland, Inc.                                    11,600             544
United States Steel Corp.                              21,500           1,285
                                                                 ------------
                                                                       12,380
                                                                 ------------

Miscellaneous - 4.1%
3M Co.                                                 20,800           1,513
Eaton Corp.                                             2,800             185

 134  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fortune Brands, Inc.                                    2,000             150
General Electric Co.                                  343,320          11,244
Honeywell International, Inc.                          15,500             596
Johnson Controls, Inc.                                 10,700             741
Textron, Inc.                                          15,900           1,343
Tyco International, Ltd.                              110,100           2,868
                                                                 ------------
                                                                       18,640
                                                                 ------------

Other Energy - 2.2%
Anadarko Petroleum Corp.                               20,000           2,156
Apache Corp.                                           20,100           1,518
Burlington Resources, Inc.                              1,000              91
Devon Energy Corp.                                     11,900             812
Dynegy, Inc. Class A (AE)(N)                              700               4
Halliburton Co.                                         6,300             501
Kerr-McGee Corp.                                        4,200             464
Pride International, Inc. (AE)                            100               3
Valero Energy Corp.                                     9,300             581
Weatherford International, Ltd. (AE)                   10,900             488
Williams Cos., Inc.                                    67,900           1,619
XTO Energy, Inc.                                       35,960           1,765
                                                                 ------------
                                                                       10,002
                                                                 ------------

Producer Durables - 5.1%
ACCO Brands Corp. (AE)(N)                                 470              12
American Tower Corp. Class A (AE)                      14,800             458
Applied Materials, Inc.                                64,310           1,225
Boeing Co.                                             20,510           1,401
Caterpillar, Inc.                                      13,760             934
Centex Corp.                                            1,400             100
Deere & Co.                                             3,100             222
Diebold, Inc.                                          32,300           1,263
DR Horton, Inc.                                         2,800             105
Emerson Electric Co.                                   26,200           2,029
Hubbell, Inc. Class B                                  15,000             674
Illinois Tool Works, Inc.                              12,300           1,037
Ingersoll-Rand Co., Ltd. Class A                       20,400             801
KB Home                                                 1,800             137
Koninklijke Philips Electronics NV                     62,000           2,088
Lennar Corp. Class A                                    2,500             156
Lockheed Martin Corp.                                  35,400           2,395
Northrop Grumman Corp.                                 44,900           2,790
Pitney Bowes, Inc.                                     32,800           1,402
Pulte Homes, Inc.                                         400              16
Teradyne, Inc. (AE)                                       200               3
United Technologies Corp.                              62,200           3,631
                                                                 ------------
                                                                       22,879
                                                                 ------------

Technology - 11.2%
Affiliated Computer Services, Inc. Class A
   (AE)(N)                                              6,700             419
Akamai Technologies, Inc. (AE)(N)                      22,420             489
Altera Corp. (AE)                                      50,100             967

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Analog Devices, Inc.                                   11,700             465
Apple Computer, Inc. (AE)                              19,020           1,436
Broadcom Corp. Class A (AE)                            19,190           1,309
Cisco Systems, Inc. (AE)                              113,400           2,106
Computer Sciences Corp. (AE)                           12,200             619
Corning, Inc. (AE)                                    108,610           2,645
Dell, Inc. (AE)                                        92,900           2,723
EMC Corp. (AE)                                        105,650           1,416
Hewlett-Packard Co.                                    65,790           2,051
Intel Corp.                                           187,400           3,986
International Business Machines Corp.                  61,200           4,976
Intersil Corp. Class A                                  1,700              49
Juniper Networks, Inc. (AE)                            16,100             292
Linear Technology Corp.                                63,800           2,374
Marvell Technology Group, Ltd. (AE)                    24,700           1,690
Maxim Integrated Products, Inc.                         2,700             111
Microsoft Corp.                                       266,300           7,496
Motorola, Inc.                                         43,600             990
NCR Corp. (AE)                                         22,300             828
Oracle Corp. (AE)                                      56,000             704
Qualcomm, Inc.                                        118,880           5,702
Raytheon Co.                                           11,500             471
Red Hat, Inc. (AE)(N)                                  74,400           2,154
Seagate Technology, Inc. (AE)                          26,700              --
Texas Instruments, Inc.                                33,310             974
Xilinx, Inc.                                           22,000             620
                                                                 ------------
                                                                       50,062
                                                                 ------------

Utilities - 5.0%
AT&T, Inc.                                            179,319           4,653
Cinergy Corp.                                          14,200             617
Comcast Corp. Class A (AE)                             10,100             281
Comcast Corp. Special Class A (AE)                     29,700             823
Consolidated Edison, Inc. (N)                           3,000             141
Constellation Energy Group, Inc.                        5,400             315
Dominion Resources, Inc.                                4,500             340
DPL, Inc.                                              32,500             833
Duke Energy Corp.                                       1,200              34
Edison International                                   24,600           1,078
Entergy Corp.                                          24,100           1,675
Exelon Corp.                                           15,300             879
FirstEnergy Corp.                                         900              45
PanAmSat Holding Corp.                                 13,600             336
PG&E Corp. (N)                                         46,600           1,739
Pinnacle West Capital Corp. (N)                        18,800             801
PPL Corp.                                              34,900           1,052

                                                 Tax-Managed Large Cap Fund  135

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                  14,700           1,023
Sprint Nextel Corp.                                    25,056             574
TXU Corp.                                               4,400             223
Verizon Communications, Inc.                          119,380           3,780
Western Gas Resources, Inc.                            15,350             729
Xcel Energy, Inc. (N)                                  15,100             293
                                                                 ------------
                                                                       22,264
                                                                 ------------
TOTAL COMMON STOCKS
(cost $309,125)                                                       421,138
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.0%
Frank Russell Investment Company Money Market
   Fund                                            25,648,000          25,648
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                  1,300           1,294
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $26,942)                                                         26,942
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 4.5%
Frank Russell Investment Company Money Market
   Fund (X)                                         7,494,264           7,494
State Street Securities Lending
   Quality Trust (X)                               12,869,003          12,869
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $20,363)                                                         20,363
                                                                 ------------
TOTAL INVESTMENTS - 104.4%
(identified cost $356,430)                                            468,443

OTHER ASSETS AND LIABILITIES,
NET - (4.4%)                                                          (19,789)
                                                                 ------------

NET ASSETS - 100.0%                                                   448,654
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index (CME)
   expiration date 03/06 (65)                               4,172                 54

S&P 500 Index (CME)
   expiration date 03/06 (68)                              21,821                113
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        167
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 136  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.2%
Auto and Transportation - 3.6%
Alexander & Baldwin, Inc.                               6,320             332
American Commercial Lines, Inc. (AE)                    7,670             256
AMR Corp. (AE)(N)                                       9,300             211
ArvinMeritor, Inc.                                      7,500             131
Aviall, Inc. (AE)(N)                                   21,764             752
CH Robinson Worldwide, Inc.                            11,780             477
CNF, Inc.                                               3,100             159
Fleetwood Enterprises, Inc. (AE)(N)                    44,890             534
Forward Air Corp.                                      14,925             582
Genesee & Wyoming, Inc. Class A (AE)                    3,554             139
Gentex Corp. (N)                                       24,868             415
Keystone Automotive Industries, Inc. (AE)(N)           21,361             812
Modine Manufacturing Co. (AE)                           2,700              73
Overseas Shipholding Group, Inc.                        5,120             264
RailAmerica, Inc. (AE)                                  9,000              89
Skywest, Inc.                                           3,600             105
Strattec Security Corp. (AE)                            2,080              88
Superior Industries International (N)                   5,400             125
Wabash National Corp. (N)                              13,875             296
Wabtec Corp.                                           25,179             795
Winnebago Industries, Inc. (N)                         13,181             413
                                                                 ------------
                                                                        7,048
                                                                 ------------

Consumer Discretionary - 18.0%
Aaron Rents, Inc.                                      11,869             285
Administaff, Inc.                                       8,229             354
Advisory Board Co. (The) (AE)                           5,987             299
Advo, Inc.                                             22,852             751
Aeropostale, Inc. (AE)                                  9,200             278
Alderwoods Group, Inc. (AE)                             4,200              73
America's Car-Mart, Inc. (AE)(N)                        2,397              45
AMN Healthcare Services, Inc. (AE)                      7,200             145
AnnTaylor Stores Corp. (AE)                             4,200             140
Applebees International, Inc.                           9,095             218
aQuantive, Inc. (AE)(N)                                33,800             879
Arbitron, Inc.                                         11,863             471
Big 5 Sporting Goods Corp. (N)                         25,760             556
Bright Horizons Family Solutions, Inc. (AE)             7,400             289
Brightpoint, Inc. (AE)                                 12,060             272
California Pizza Kitchen, Inc. (AE)(N)                 16,252             532
Casella Waste Systems, Inc. Class A (AE)(N)            18,950             253
Casual Male Retail Group, Inc. (AE)(N)                 61,256             461
CDI Corp. (N)                                           5,200             142
Central European Distribution Corp. (AE)(N)             7,875             303
Chemed Corp.                                            9,465             503
Chico's FAS, Inc. (AE)                                  8,340             363

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ChoicePoint, Inc. (AE)                                 15,989             657
CNET Networks, Inc. (AE)(N)                            20,310             305
Copart, Inc. (AE)                                      14,512             366
Corinthian Colleges, Inc. (AE)                         37,584             477
Corrections Corp. of America (AE)                       3,435             146
Cost Plus, Inc. (AE)(N)                                19,167             375
Cox Radio, Inc. Class A (AE)                           16,110             227
Crown Media Holdings, Inc. Class A (AE)(N)              6,625              61
DeVry, Inc. (AE)(N)                                    23,180             533
DiamondCluster International, Inc. (AE)                60,169             572
Discovery Holding Co. Class A (AE)(N)                   3,900              59
EarthLink, Inc. (AE)                                    9,100             104
Education Management Corp. (AE)                        19,402             594
Entravision Communications Corp. Class A (AE)(N)       49,338             350
Expedia, Inc. (AE)                                      3,950             103
Fossil, Inc. (AE)(N)                                   26,716             633
Fred's, Inc. (N)                                       24,954             396
FTI Consulting, Inc. (AE)(N)                           37,584           1,017
GameStop Corp. Class A (AE)(N)                          8,970             362
Global Imaging Systems, Inc. (AE)(N)                    9,775             346
Greenfield Online, Inc. (AE)(N)                        29,790             211
Harman International Industries, Inc.                   3,200             352
Harrah's Entertainment, Inc.                            1,149              85
Haverty Furniture Cos., Inc.                            4,200              62
Hot Topic, Inc. (AE)(N)                                28,375             407
Hudson Highland Group, Inc. (AE)                        4,100              68
Insight Enterprises, Inc. (AE)                         15,950             334
InterActiveCorp (AE)                                    3,950             115
International Speedway Corp. Class A                    3,540             167
Ipass, Inc. (AE)(N)                                    35,482             276
Jarden Corp. (AE)(N)                                   25,246             622
Jos A Bank Clothiers, Inc. (AE)(N)                      1,407              72
Kellwood Co. (N)                                        6,060             147
Kelly Services, Inc. Class A                            5,260             141
Krispy Kreme Doughnuts, Inc. (AE)(N)                   20,600             134
Lamar Advertising Co. Class A (AE)                      3,300             152
Landry's Restaurants, Inc. (N)                          6,600             202
Liberty Global, Inc. Class A (AE)                       1,530              33
Lodgenet Entertainment Corp. (AE)                       2,500              34
Matthews International Corp. Class A                    5,750             215
MAXIMUS, Inc.                                           2,102              82
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                12,794             275
Men's Wearhouse, Inc.                                   3,000             103

                                           Tax-Managed Mid & Small Cap Fund  137

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MGM Mirage (AE)                                         2,000              74
Michaels Stores, Inc.                                   3,900             131
Monster Worldwide, Inc. (AE)                           11,020             470
MPS Group, Inc. (AE)                                   37,370             531
MSC Industrial Direct Co., Inc. Class A                 8,069             363
Navigant Consulting, Inc. (AE)(N)                       6,670             152
New York & Co., Inc. (AE)(N)                           17,085             331
Oxford Industries, Inc. (N)                             7,375             335
Petco Animal Supplies, Inc. (AE)(N)                    30,462             666
Playboy Enterprises, Inc. Class B (AE)(N)              41,908             626
Playtex Products, Inc. (AE)                            25,050             336
Polo Ralph Lauren Corp.                                12,920             732
Radio One, Inc. Class D (AE)                           17,375             190
RC2 Corp. (AE)                                          9,817             342
Reader's Digest Association, Inc. (The)                36,453             579
Red Robin Gourmet Burgers, Inc. (AE)(N)                 4,800             191
Regis Corp.                                             7,775             301
Rent-A-Center, Inc. (AE)                                8,257             169
Revlon, Inc. Class A (AE)(N)                           31,424             109
Ruby Tuesday, Inc. (N)                                 15,140             433
Saks, Inc. (AE)                                         5,400             104
School Specialty, Inc. (AE)                            15,693             589
Scientific Games Corp. Class A (AE)                    13,380             429
Service Corp. International                            76,874             629
Sharper Image Corp. (AE)(N)                             8,900              80
Shuffle Master, Inc. (AE)(N)                           34,533             877
Sirva, Inc. (AE)                                       17,300             140
Sourcecorp, Inc. (AE)(N)                                5,800             153
Startek, Inc. (N)                                       8,500             173
Station Casinos, Inc.                                  10,410             696
Strayer Education, Inc. (N)                            11,611           1,028
Tetra Tech, Inc. (AE)                                   3,737              63
Toro Co. (N)                                            4,050             179
Tractor Supply Co. (AE)                                 8,892             454
United Online, Inc. (N)                                10,126             138
USANA Health Sciences, Inc. (AE)(N)                     2,896             116
ValueClick, Inc. (AE)                                  55,118           1,037
Ventiv Health, Inc. (AE)                                4,950             126
Warnaco Group, Inc. (The) (AE)                         10,725             266
Watson Wyatt & Co. Holdings                             4,851             148
WESCO International, Inc. (AE)                         16,280             780
Williams-Sonoma, Inc. (AE)                              8,510             339
                                                                 ------------
                                                                       35,189
                                                                 ------------

Consumer Staples - 1.6%
Coca-Cola Bottling Co. Consolidated (N)                 1,250              56
Del Monte Foods Co. (N)                                42,639             456
Hain Celestial Group, Inc. (AE)                         6,774             158

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hansen Natural Corp. (AE)(N)                            1,880             165
Lance, Inc.                                            26,978             584
Loews Corp.                                             1,700              78
Longs Drug Stores Corp.                                 2,500              87
Performance Food Group Co. (AE)(N)                      7,464             206
Ralcorp Holdings, Inc. (AE)                             3,700             145
Rite Aid Corp. (AE)(N)                                 35,800             129
Ruddick Corp.                                           6,990             162
SunOpta, Inc. (AE)(N)                                  65,395             471
Tiens Biotech Group USA, Inc. (AE)(N)                  32,760             140
Tootsie Roll Industries, Inc. (N)                       4,922             143
Tyson Foods, Inc. Class A                               3,723              53
Weis Markets, Inc. (N)                                  3,320             139
                                                                 ------------
                                                                        3,172
                                                                 ------------

Financial Services - 17.0%
Advanta Corp. Class B                                  17,200             595
Affiliated Managers Group, Inc. (AE)(N)                10,052             933
Alabama National Bancorporation                         5,625             391
Alexandria Real Estate Equities, Inc. (o)               2,750             243
Alfa Corp.                                              6,100             104
American Financial Realty Trust (o)                    20,327             253
AmerUs Group Co. (N)                                    6,075             373
Arch Capital Group, Ltd. (AE)                           8,150             443
Argonaut Group, Inc. (AE)                               6,475             230
Aspen Insurance Holdings, Ltd.                         16,550             384
Bank of the Ozarks, Inc. (N)                            7,400             270
BioMed Realty Trust, Inc. (o)                          10,375             278
BISYS Group, Inc. (The) (AE)                           31,707             459
Blackrock, Inc. Class A                                 1,400             186
Capital One Financial Corp.                             1,966             164
Capital Trust, Inc. Class A (o)(N)                      2,485              77
CarrAmerica Realty Corp. (o)                            4,300             158
CB Richard Ellis Group, Inc. Class A (AE)               4,810             304
Cedar Shopping Centers, Inc. (o)(N)                    24,200             358
Centerpoint Properties Trust (o)                        8,025             398
Chemical Financial Corp. (N)                            4,430             139
CIT Group, Inc.                                         6,400             341
Citizens Banking Corp. (N)                              9,000             250
Commercial Capital Bancorp, Inc. (N)                   24,775             387
Crescent Real Estate Equities Co. (o)(N)                8,013             170
Cullen/Frost Bankers, Inc.                              7,925             426

 138  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Delphi Financial Group Class A                          4,580             218
Digital Insight Corp. (AE)                             32,927           1,181
Doral Financial Corp. (N)                              14,850             161
Eurobancshares, Inc. (AE)(N)                            9,460             134
Factset Research Systems, Inc. (N)                     11,983             478
Fair Isaac Corp.                                       15,258             676
Federal Realty Investors Trust (o)                      3,200             214
FelCor Lodging Trust, Inc. (o)                          6,585             131
Fidelity National Financial, Inc.                       7,154             282
Fidelity National Title Group, Inc. Class A (N)         1,251              31
First Commonwealth Financial Corp. (N)                 11,190             151
First Financial Corp. (N)                               4,970             139
First Industrial Realty Trust, Inc. (o)(N)             11,675             456
First Marblehead Corp. (The) (N)                        8,693             282
First Midwest Bancorp, Inc.                             9,403             328
First Potomac Realty Trust (o)                         11,525             339
GATX Corp. (N)                                         25,747           1,022
General Growth Properties, Inc. (o)                    10,200             526
Glacier Bancorp, Inc. (N)                               5,828             185
Global Payments, Inc.                                   6,640             338
Gold Banc Corp., Inc.                                  21,050             382
Gramercy Capital Corp.                                 16,575             437
Hanover Insurance Group, Inc. (The)                    14,497             702
HCC Insurance Holdings, Inc.                           10,215             317
HDFC Bank, Ltd. - ADR (N)                               5,860             348
Healthcare Realty Trust, Inc. (o)                       4,830             169
Home Properties, Inc. (o)                               8,675             398
Host Marriott Corp. (o)                                 6,300             126
IndyMac Bancorp, Inc. (N)                               3,890             159
Integra Bank Corp. (N)                                  6,470             143
Investment Technology Group, Inc. (AE)                 16,801             756
Investors Financial Services Corp. (N)                 16,993             798
Investors Real Estate Trust (o)(N)                      8,500              82
Jack Henry & Associates, Inc.                          31,430             643
Jefferies Group, Inc.                                   5,125             279
Kronos, Inc. (AE)                                      24,205             951
LandAmerica Financial Group, Inc.                       1,592             105
Legg Mason, Inc.                                        2,900             376
Leucadia National Corp. (N)                             4,935             259
Mercury General Corp.                                   2,770             156
Mid-America Apartment Communities, Inc. (o)             3,300             169
Mills Corp. (The) (o)(N)                                4,164             173
Nasdaq Stock Market, Inc. (The) (AE)                    9,770             410
National Penn Bancshares, Inc. (N)                      7,159             163
Nationwide Health Properties, Inc. (o)                  7,270             166
NCO Group, Inc. (AE)                                    4,400              75
Nuveen Investments, Inc. Class A (N)                    1,400              64
Old Republic International Corp.                       13,787             296
Omega Financial Corp. (N)                               6,460             199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Phoenix Cos., Inc. (The) (N)                            6,100              92
PMI Group, Inc. (The)                                   3,500             151
Popular, Inc.                                          13,900             282
Post Properties, Inc. (o)                               8,105             330
Provident Bankshares Corp.                              4,356             160
Radian Group, Inc.                                      2,332             133
Raymond James Financial, Inc.                           4,992             212
Reckson Associates Realty Corp. (o)                     7,250             290
Reinsurance Group of America, Inc.                      3,370             163
RLI Corp.                                               8,000             437
SEI Investments Co.                                     5,660             234
Selective Insurance Group, Inc.                         2,700             157
Shurgard Storage Centers, Inc. Class A (o)              3,400             205
Signature Bank (AE)                                    14,650             446
Sky Financial Group, Inc.                              10,660             274
Sovereign Bancorp, Inc.                                11,394             248
State Auto Financial Corp. (N)                            800              31
Sterling Financial Corp.                               19,570             548
TD Ameritrade Holding Corp.                            13,900             281
TD Banknorth, Inc. (N)                                  4,931             143
Town & Country Trust (The) (o)(N)                       4,660             173
U-Store-It Trust (o)                                   12,285             263
UnionBanCal Corp.                                       3,300             221
United Bankshares, Inc. (N)                            10,100             376
Valley National Bancorp (N)                             8,950             210
Vornado Realty Trust (o)                                5,300             468
Waddell & Reed Financial, Inc. Class A                 10,100             225
Washington Real Estate Investment Trust (o)             6,930             229
Westamerica Bancorporation                              6,550             353
Wintrust Financial Corp.                               15,168             815
WR Berkley Corp.                                        1,813              90
                                                                 ------------
                                                                       33,127
                                                                 ------------

Health Care - 11.1%
Advanced Medical Optics, Inc. (AE)                      1,167              52
Affymetrix, Inc. (AE)(N)                               18,927             723
Align Technology, Inc. (AE)(N)                         21,950             180
Amedisys, Inc. (AE)(N)                                  3,500             159
Amsurg Corp. (AE)(N)                                   26,078             566
Apria Healthcare Group, Inc. (AE)(N)                   17,154             418
Arrow International, Inc.                               4,880             156
Celgene Corp. (AE)                                      8,400             598
Cerner Corp. (AE)                                       6,420             289
Charles River Laboratories International, Inc.
   (AE)                                                 4,378             202

                                           Tax-Managed Mid & Small Cap Fund  139

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chattem, Inc. (AE)(N)                                   7,975             319
Community Health Systems, Inc. (AE)                     8,500             309
Cooper Cos., Inc. (The)                                 3,939             218
Coventry Health Care, Inc. (AE)                         8,550             509
CV Therapeutics, Inc. (AE)(N)                           1,814              45
Cytyc Corp. (AE)                                       11,911             358
Datascope Corp.                                         4,090             144
DaVita, Inc. (AE)                                      10,160             556
Durect Corp. (AE)(N)                                   69,949             312
Emdeon Corp. (AE)                                      10,200              95
Endo Pharmaceuticals Holdings, Inc. (AE)               27,425             787
Enzon Pharmaceuticals, Inc. (AE)                       15,400             112
Fisher Scientific International, Inc. (AE)              4,200             281
Genentech, Inc. (AE)                                    5,100             438
Gentiva Health Services, Inc. (AE)                     48,070             913
Henry Schein, Inc. (AE)                                30,766           1,435
Hooper Holmes, Inc.                                    33,920             119
Idexx Laboratories, Inc. (AE)                           4,903             377
ImClone Systems, Inc. (AE)(N)                             900              32
Invitrogen Corp. (AE)                                  18,516           1,275
IVAX Corp. (AE)                                         5,500             143
KV Pharmaceutical Co. Class A (AE)(N)                  32,144             773
LifePoint Hospitals, Inc. (AE)                         14,558             449
Ligand Pharmaceuticals, Inc. Class B (AE)(N)           13,900             172
Lincare Holdings, Inc. (AE)                             4,930             208
Millennium Pharmaceuticals, Inc. (AE)(N)                9,600              99
New River Pharmaceuticals, Inc. (AE)(N)                 9,900             330
Omnicare, Inc.                                          8,570             426
Omnicell, Inc. (AE)(N)                                  4,970              58
OSI Pharmaceuticals, Inc. (AE)(N)                       2,694              76
Par Pharmaceutical Cos., Inc. (AE)(N)                  21,139             699
Pediatrix Medical Group, Inc. (AE)                      2,600             228
PolyMedica Corp. (N)                                   16,822             668
PSS World Medical, Inc. (AE)                           49,902             886
Psychiatric Solutions, Inc. (AE)                        8,940             295
Quality Systems, Inc. (N)                               6,000             531
Rotech Healthcare, Inc. (AE)(N)                        21,142             349
Serologicals Corp. (AE)(N)                             16,250             363
Stericycle, Inc. (AE)                                  14,288             854
Sunrise Senior Living, Inc. (AE)(N)                    12,891             469
Techne Corp. (AE)                                       2,200             125
United Therapeutics Corp. (AE)(N)                       5,270             341
UnitedHealth Group, Inc.                                1,650              98
US Physical Therapy, Inc. (AE)                         25,744             479
Varian Medical Systems, Inc. (AE)                       3,900             235
WellCare Health Plans, Inc. (AE)(N)                     3,700             150

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Zoll Medical Corp. (AE)                                 5,380             147
Zymogenetics, Inc. (AE)(N)                              3,462              77
                                                                 ------------
                                                                       21,705
                                                                 ------------

Integrated Oils - 0.1%
Murphy Oil Corp.                                        4,600             262
                                                                 ------------

Materials and Processing - 6.8%
Acuity Brands, Inc.                                    17,148             650
Airgas, Inc.                                           16,422             637
Albany International Corp. Class A                      7,225             267
Allegheny Technologies, Inc.                           15,390             798
American Railcar Industries, Inc. (AE)                  7,576             226
Apogee Enterprises, Inc.                               29,825             551
Arch Chemicals, Inc.                                    5,050             157
Armor Holdings, Inc. (AE)                               6,200             296
Ashland, Inc.                                           3,650             241
Buckeye Technologies, Inc. (AE)                        12,300             116
Commercial Metals Co. (N)                              11,606             549
Compx International, Inc. (N)                           6,900             121
Crown Holdings, Inc. (AE)                              18,925             354
Cytec Industries, Inc.                                  5,800             288
Dycom Industries, Inc. (AE)(N)                          2,500              62
EMCOR Group, Inc. (AE)                                  3,725             305
FMC Corp. (AE)                                          3,400             192
Georgia Gulf Corp.                                      6,850             234
GrafTech International, Ltd. (AE)                      19,200             143
Graphic Packaging Corp. (AE)(N)                        32,500              88
Griffon Corp. (AE)(N)                                   9,500             224
Jacobs Engineering Group, Inc. (AE)                    16,052           1,338
Lennox International, Inc.                              3,600             115
Martin Marietta Materials, Inc.                         3,390             287
Myogen, Inc. (AE)                                       6,800             254
PAN American Silver Corp. (AE)(N)                       7,970             193
Precision Castparts Corp.                               5,000             250
RBC Bearings, Inc. (AE)                                18,385             341
Rogers Corp. (AE)(N)                                   12,325             581
Royal Gold, Inc. (N)                                    2,800             109
RPM International, Inc. (N)                             9,501             180
Sonoco Products Co.                                     6,500             201
Southern Copper Corp. (N)                               4,000             348
Spartech Corp.                                         26,798             644
Standard Register Co. (The) (N)                        20,000             363
Steel Dynamics, Inc. (N)                                6,100             283
Universal Forest Products, Inc. (N)                     3,500             200
URS Corp. (AE)                                            500              21
USG Corp. (AE)(N)                                       5,492             523
Washington Group International, Inc.                    1,346              80

 140  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wausau Paper Corp. (AE)(N)                             11,530             147
Worthington Industries, Inc.                           19,757             408
                                                                 ------------
                                                                       13,365
                                                                 ------------

Miscellaneous - 0.4%
Carlisle Cos., Inc.                                     2,521             175
Lancaster Colony Corp. (N)                              4,690             195
Walter Industries, Inc. (N)                             7,353             465
                                                                 ------------
                                                                          835
                                                                 ------------

Other Energy - 8.2%
Arch Coal, Inc. (N)                                     3,900             338
Brigham Exploration Co. (AE)                           24,271             299
Cal Dive International, Inc. (AE)(N)                   36,660           1,539
CARBO Ceramics, Inc. (N)                                2,550             172
Consol Energy, Inc.                                     7,740             564
Cooper Cameron Corp. (AE)                              21,102           1,021
Encore Acquisition Co. (AE)                            16,440             594
Forest Oil Corp. (AE)                                  14,634             754
Global Industries, Ltd. (AE)                           33,410             468
Global Power Equipment Group, Inc. (AE)(N)             14,380              68
Grant Prideco, Inc. (AE)                               18,696             937
Grey Wolf, Inc. (AE)(N)                                13,100             115
Hanover Compressor Co. (AE)(N)                         38,231             633
Houston Exploration Co. (AE)                            4,700             292
International Coal Group, Inc. (AE)(N)                 49,625             502
James River Coal Co. (AE)(N)                           12,058             513
Key Energy Services, Inc. (AE)                         20,800             329
Matrix Service Co. (AE)(N)                             44,040             471
National-Oilwell Varco, Inc. (AE)                       3,098             236
Oil States International, Inc. (AE)                     4,100             168
Patterson-UTI Energy, Inc.                              5,300             199
Peabody Energy Corp.                                    6,800             677
Pioneer Drilling Co. (AE)                              26,270             599
Plains Exploration & Production Co. (AE)                8,967             402
Range Resources Corp.                                  17,535             524
Remington Oil & Gas Corp. (AE)                          6,238             279
SEACOR Holdings, Inc. (AE)(N)                           5,950             442
Southwestern Energy Co. (AE)                           16,670             719
Tesoro Corp.                                            9,100             659
W-H Energy Services, Inc. (AE)                         14,150             683
Western Refining, Inc. (AE)                            20,580             386
XTO Energy, Inc.                                        7,253             356
                                                                 ------------
                                                                       15,938
                                                                 ------------

Producer Durables - 9.7%
AAR Corp. (AE)(N)                                      17,650             421
American Tower Corp. Class A (AE)                       3,600             111
Ametek, Inc.                                            9,272             381
Andrew Corp. (AE)                                      46,117             598
Applied Industrial Technologies, Inc.                   5,707             243

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Applied Signal Technology, Inc. (N)                    16,733             388
BE Aerospace, Inc. (AE)                                55,777           1,172
Briggs & Stratton Corp.                                11,525             401
C&D Technologies, Inc. (N)                             63,958             531
Champion Enterprises, Inc. (AE)                        49,251             675
Cognex Corp.                                           17,339             506
Crane Co.                                              27,608           1,030
Crown Castle International Corp. (AE)                  19,400             614
Cymer, Inc. (AE)(N)                                    11,220             506
Dionex Corp. (AE)                                       5,120             272
Donaldson Co., Inc.                                    24,954             862
EnPro Industries, Inc. (AE)(N)                         12,875             395
Entegris, Inc. (AE)                                     5,800              61
Esterline Technologies Corp. (AE)                      16,827             696
Federal Signal Corp.                                   24,628             437
General Cable Corp. (AE)                               31,911             782
IDEX Corp.                                             13,278             611
Joy Global, Inc.                                       11,910             644
Kadant, Inc. (AE)(N)                                   13,975             269
Lam Research Corp. (AE)                                17,440             810
Lennar Corp. Class A (N)                                6,700             419
Lincoln Electric Holdings, Inc. (N)                     5,250             234
Littelfuse, Inc. (AE)                                  25,710             760
Mattson Technology, Inc. (AE)                          41,875             544
MDC Holdings, Inc.                                      4,047             257
Orbital Sciences Corp. (AE)(N)                         11,051             143
Park-Ohio Holdings Corp. (AE)(N)                       18,766             309
Pentair, Inc.                                           8,100             311
Photon Dynamics, Inc. (AE)(N)                          19,508             427
Power-One, Inc. (AE)(N)                                22,100             133
Powerwave Technologies, Inc. (AE)(N)                   36,250             530
Technical Olympic USA, Inc. (AE)(N)                    12,036             273
Tecumseh Products Co. Class A (N)                       6,150             156
Terex Corp. (AE)                                        6,700             472
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                10,523             521
WCI Communities, Inc. (AE)                              3,013              83
                                                                 ------------
                                                                       18,988
                                                                 ------------

Technology - 12.3%
3Com Corp. (AE)                                        17,700              81
Actel Corp. (AE)                                        8,300             126
Agere Systems, Inc. (AE)                               13,496             168
Agile Software Corp. (AE)(N)                          147,289             947
AMIS Holdings, Inc. (AE)                               43,000             445
Anixter International, Inc.                            16,400             759
Ansys, Inc. (AE)                                        8,300             364
Avid Technology, Inc. (AE)                             11,976             595

                                           Tax-Managed Mid & Small Cap Fund  141

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Avnet, Inc. (AE)                                        4,100             100
Avocent Corp. (AE)                                     32,008           1,065
BEA Systems, Inc. (AE)                                 11,300             117
Benchmark Electronics, Inc. (AE)                       11,375             416
Black Box Corp.                                         3,431             174
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 3,000             157
CSG Systems International, Inc. (AE)                    3,803              87
Cypress Semiconductor Corp. (AE)                        4,700              80
Ditech Communications Corp. (AE)(N)                    17,100             156
Emulex Corp. (AE)                                       3,448              63
Excel Technology, Inc. (AE)                             4,000             100
F5 Networks, Inc. (AE)                                  5,840             378
Fairchild Semiconductor International, Inc. (AE)       20,550             410
Filenet Corp. (AE)                                     27,141             762
Formfactor, Inc. (AE)(N)                                2,374              71
Harris Corp.                                            3,600             167
Hutchinson Technology, Inc. (AE)(N)                    16,075             445
Hyperion Solutions Corp. (AE)                          12,848             442
Informatica Corp. (AE)                                 65,069             958
Integrated Device Technology, Inc. (AE)                81,239           1,128
Intermec, Inc. (AE)(N)                                 15,802             551
Internet Security Systems, Inc. (AE)(N)                31,750             677
Intersil Corp. Class A                                  5,200             151
IXYS Corp. (AE)                                        39,748             427
JDS Uniphase Corp. (AE)(N)                            165,400             518
Juniper Networks, Inc. (AE)                            15,300             277
Kemet Corp. (AE)                                       17,800             163
Lattice Semiconductor Corp. (AE)                       19,700              89
Leadis Technology, Inc. (AE)                           19,570             107
Lions Gate Entertainment Corp. (AE)(N)                 66,070             588
Macrovision Corp. (AE)                                 52,045             968
Mantech International Corp. Class A (AE)               25,974             726
McAfee, Inc. (AE)                                       3,400              79
Microchip Technology, Inc.                             13,250             497
Microsemi Corp. (AE)                                   11,300             344
NetIQ Corp. (AE)                                       11,225             148
ON Semiconductor Corp. (AE)                             9,500              71
Openwave Systems, Inc. (AE)(N)                         17,990             388
Parametric Technology Corp. (AE)                       75,000             470
Perot Systems Corp. Class A (AE)                       23,400             353
Red Hat, Inc. (AE)                                     13,080             379
Redback Networks, Inc. (AE)(N)                         32,402             546
RSA Security, Inc. (AE)                                28,225             434
SanDisk Corp. (AE)                                      3,510             236
Semtech Corp. (AE)                                      3,600              69
Silicon Laboratories, Inc. (AE)(N)                     11,200             551
SiRF Technology Holdings, Inc. (AE)(N)                 10,240             345
SRA International, Inc. Class A (AE)                    4,800             152

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sybase, Inc. (AE)                                      22,430             484
Sycamore Networks, Inc. (AE)                           15,200              75
Syntel, Inc. (N)                                        5,141             111
Trident Microsystems, Inc. (AE)(N)                     23,700             619
Utstarcom, Inc. (AE)(N)                                15,000             105
Varian, Inc. (AE)(N)                                    8,688             333
Vignette Corp. (AE)(N)                                  8,677             147
Western Digital Corp. (AE)                              6,300             138
Zebra Technologies Corp. Class A (AE)                  21,541             970
                                                                 ------------
                                                                       24,047
                                                                 ------------

Utilities - 3.4%
Alaska Communications Systems Group, Inc. (N)          32,150             318
Alltel Corp.                                              754              45
Aquila, Inc. (AE)                                      67,325             246
Broadwing Corp. (AE)(N)                                29,840             264
Cablevision Systems Corp. Class A (AE)                  4,300             106
Cascade Natural Gas Corp. (N)                           5,400             109
Central Vermont Public Service Corp. (N)                6,600             128
Empire District Electric Co. (The) (N)                  6,820             152
Great Plains Energy, Inc. (N)                           6,060             173
Level 3 Communications, Inc. (AE)(N)                   56,010             210
Mastec, Inc. (AE)                                      19,574             236
Middlesex Water Co. (N)                                 6,210             118
NeuStar, Inc. Class A (AE)(N)                          27,078             785
New Jersey Resources Corp.                              4,580             208
NII Holdings, Inc. (AE)                                 4,250             210
Northwest Natural Gas Co. (N)                           8,700             310
NorthWestern Corp.                                      9,725             305
NSTAR                                                   6,636             191
NTL, Inc. (AE)                                            800              51
Otter Tail Corp. (N)                                    4,870             149
PNM Resources, Inc.                                    11,175             274
Premiere Global Services, Inc. (AE)                     5,268              47
Questar Corp.                                           2,450             200
SCANA Corp.                                             8,400             337
Southwest Gas Corp. (N)                                 7,455             206
Telephone & Data Systems, Inc.                          6,900             245
Western Gas Resources, Inc.                            12,447             591
Wisconsin Energy Corp.                                 10,120             420
                                                                 ------------
                                                                        6,634
                                                                 ------------

TOTAL COMMON STOCKS
(cost $135,470)                                                       180,310
                                                                 ------------

 142  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.7%
Frank Russell Investment Company Money Market
   Fund                                            14,201,000          14,201
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                    800             796
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $14,997)                                                         14,997
                                                                 ------------

OTHER SECURITIES - 27.7%
Frank Russell Investment Company Money Market
   Fund (X)                                        19,906,625          19,907
State Street Securities Lending Quality Trust
   (X)                                             34,183,268          34,183
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $54,090)                                                         54,090
                                                                 ------------

TOTAL INVESTMENTS - 127.6%
(identified cost $204,557)                                            249,397

OTHER ASSETS AND LIABILITIES,
NET - (27.6%)                                                         (53,989)
                                                                 ------------

NET ASSETS - 100.0%                                                   195,408
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 03/06 (198)                             14,587                803
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        803
                                                                     ===============

               A portion of the portfolio has been fair valued as of period end.

           See accompanying notes which are an integral part of the schedules of investments.

                                           Tax-Managed Mid & Small Cap Fund  143

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS- 93.6%
Auto and Transportation - 2.6%
Alaska Air Group, Inc. (AE)(N)                          3,800             121
Burlington Northern Santa Fe Corp.                      7,270             583
CH Robinson Worldwide, Inc. (N)                        11,320             458
Expeditors International Washington, Inc.              13,500             993
FedEx Corp.                                             5,800             587
Freightcar America, Inc.                                3,000             172
Hayes Lemmerz International, Inc. (AE)(N)              10,200              38
Mesa Air Group, Inc. (AE)(N)                           12,700             148
Norfolk Southern Corp.                                  9,600             478
United Parcel Service, Inc. Class B                    12,500             936
                                                                 ------------
                                                                        4,514
                                                                 ------------

Consumer Discretionary - 19.2%
24/7 Real Media, Inc. (AE)(N)                          21,300             193
Activision, Inc. (AE)                                  37,100             532
Alloy, Inc. (AE)                                       18,600              52
AMN Healthcare Services, Inc. (AE)                     14,300             288
Apollo Group, Inc. Class A (AE)                        12,000             668
BJ's Restaurants, Inc. (AE)(N)                          3,500              88
Buca, Inc. (AE)(N)                                     19,900             119
Casual Male Retail Group, Inc. (AE)                    20,200             152
Charlotte Russe Holding, Inc. (AE)                      8,800             144
Chemed Corp.                                            3,400             181
Chico's FAS, Inc. (AE)                                 22,070             961
CNET Networks, Inc. (AE)                                7,400             111
Coach, Inc. (AE)                                       32,910           1,183
Cross Country Healthcare, Inc. (AE)                     6,200             123
Crown Media Holdings, Inc. Class A (AE)(N)             12,100             110
dELiA*s, Inc. (AE)(N)                                   9,300              87
Design Within Reach, Inc. (AE)(N)                      14,900             107
DiamondCluster International, Inc. (AE)                10,800             103
eBay, Inc. (AE)                                        59,570           2,567
Electronic Arts, Inc. (AE)                             45,450           2,481
Emerson Radio Corp. (AE)                               23,200              71
Google, Inc. Class A (AE)                               9,572           4,147
Gray Television, Inc.                                  12,400             110
Gymboree Corp. (AE)                                    12,400             306
Home Depot, Inc.                                       31,600           1,281
International Game Technology                          40,340           1,443
J Jill Group, Inc. (AE)                                 6,200             120
Kohl's Corp. (AE)                                      27,500           1,221
Liberty Global, Inc. (AE)
   Series A                                             5,000             107
Liberty Global, Inc. (AE)
   Series C                                            22,000             445

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LIFE TIME Fitness, Inc. (AE)(N)                         3,600             139
Lifeline Systems, Inc. (AE)(N)                          5,800             273
LoJack Corp. (AE)                                       5,000             123
MGM Mirage (AE)                                        21,000             778
Monster Worldwide, Inc. (AE)                            2,900             124
MPS Group, Inc. (AE)                                   12,200             173
Multimedia Games, Inc. (AE)(N)                         11,100             105
Nordstrom, Inc.                                        11,900             496
Office Depot, Inc. (AE)                                16,100             534
On Assignment, Inc. (AE)                                9,200             114
Royal Caribbean Cruises, Ltd. (N)                       6,300             258
Sears Holdings Corp. (AE)(N)                            8,000             972
Sharper Image Corp. (AE)(N)                             7,600              69
Sportsman's Guide, Inc. (The) (AE)                      4,700             109
Stamps.com, Inc. (AE)                                   4,700             134
Staples, Inc.                                          47,000           1,114
Starbucks Corp. (AE)                                   29,686             941
Starwood Hotels & Resorts Worldwide, Inc. (o)          31,790           1,933
Steven Madden, Ltd.                                     5,100             155
Texas Roadhouse, Inc. Class A (AE)(N)                   5,800              90
Topps Co., Inc. (The) (N)                              14,900             115
Triple Crown Media, Inc. (AE)                             840               6
Tweeter Home Entertainment Group, Inc. (AE)            10,400              86
Urban Outfitters, Inc. (AE)(N)                         24,700             675
Valuevision Media, Inc. Class A (AE)                    9,700             119
Ventiv Health, Inc. (AE)                                6,600             168
Wal-Mart Stores, Inc.                                  49,300           2,273
WebSideStory, Inc. (AE)(N)                              6,500             131
Weight Watchers International, Inc. (AE)               10,000             470
XM Satellite Radio Holdings, Inc. Class A (AE)         42,500           1,113
Yahoo!, Inc. (AE)                                      22,000             755
                                                                 ------------
                                                                       34,046
                                                                 ------------

Consumer Staples - 8.1%
Altria Group, Inc.                                      9,300             673
Coca-Cola Co. (The)                                    19,400             803
Colgate-Palmolive Co.                                  12,600             691
CVS Corp.                                              37,600           1,044
PepsiCo, Inc.                                          60,915           3,483
Procter & Gamble Co.                                   98,122           5,812

 144  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Walgreen Co.                                           24,000           1,039
Whole Foods Market, Inc.                               12,030             888
                                                                 ------------
                                                                       14,433
                                                                 ------------

Financial Services - 7.6%
American Express Co.                                   47,374           2,485
American International Group, Inc.                     23,190           1,518
Capital One Financial Corp.                            13,200           1,100
Charles Schwab Corp. (The) (AE)                        46,160             683
Chicago Mercantile Exchange Holdings, Inc.              3,760           1,591
Commerce Bancorp, Inc.                                 18,800             629
Cybersource Corp. (AE)(N)                              33,896             294
ECC Capital Corp. (o)                                  31,200              69
First Data Corp.                                       37,500           1,691
HealthExtras, Inc. (AE)(N)                              2,000              66
MCF Corp. (AE)                                         19,600              19
Merrill Lynch & Co., Inc.                              19,010           1,427
Moody's Corp.                                          13,500             855
Paychex, Inc.                                          21,000             763
Pico Holdings, Inc. (AE)                                3,800             134
Rewards Network, Inc. (AE)(N)                          12,000              83
                                                                 ------------
                                                                       13,407
                                                                 ------------
Health Care - 17.2%
Albany Molecular Research, Inc. (AE)                    7,900              90
Allergan, Inc.                                         16,980           1,976
Amgen, Inc. (AE)                                       20,300           1,480
Arthrocare Corp. (AE)(N)                                5,623             252
Barr Pharmaceuticals, Inc. (AE)                         2,000             131
Biogen Idec, Inc. (AE)(N)                              15,760             705
Bruker BioSciences Corp. (AE)                          20,400             100
Cardinal Health, Inc.                                  13,900           1,001
Caremark Rx, Inc. (AE)                                 41,165           2,029
Cellegy Pharmaceuticals, Inc. (AE)                     14,300              10
Cutera, Inc. (AE)                                       6,300             172
Cytyc Corp. (AE)                                        8,000             241
DaVita, Inc. (AE)                                      10,900             597
Dendreon Corp. (AE)(N)                                 11,900              60
Digene Corp. (AE)(N)                                    5,300             176
Express Scripts, Inc. (AE)(N)                          12,640           1,154
Genentech, Inc. (AE)                                   37,685           3,238
Genzyme Corp. (AE)                                     10,750             763
Gilead Sciences, Inc. (AE)                             25,645           1,561
GTx, Inc. (AE)(N)                                       9,100              96
Hologic, Inc. (AE)                                      3,700             190
Human Genome Sciences, Inc. (AE)(N)                    49,800             548
ICU Medical, Inc. (AE)(N)                               3,400             123
Illumina, Inc. (AE)(N)                                  5,300             114
Kinetic Concepts, Inc. (AE)                            10,500             380

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lifecell Corp. (AE)                                     6,300             137
Lifecore Biomedical, Inc. (AE)                          2,600              35
Medco Health Solutions, Inc. (AE)                      12,200             660
Medimmune, Inc. (AE)                                   11,800             403
Medtronic, Inc.                                        30,030           1,696
Meridian Bioscience, Inc.                               2,900              72
Natus Medical, Inc. (AE)                                7,300             138
Neose Technologies, Inc. (AE)                          16,300              37
Novartis AG - ADR                                       6,100             336
Omnicare, Inc.                                         11,300             562
Omnicell, Inc. (AE)(N)                                 14,800             171
OraSure Technologies, Inc. (AE)(N)                     10,500             115
Panacos Pharmaceuticals, Inc. (AE)(N)                  49,300             456
Phase Forward, Inc. (AE)(N)                             8,300              77
Rita Medical Systems, Inc. (AE)(N)                     19,500              89
Schering-Plough Corp.                                  15,300             293
SonoSite, Inc. (AE)(N)                                  4,800             189
St. Jude Medical, Inc. (AE)                            25,590           1,257
UnitedHealth Group, Inc.                               59,090           3,511
Valeant Pharmaceuticals International                  19,300             347
Varian Medical Systems, Inc. (AE)                       6,100             367
WellPoint, Inc. (AE)                                   11,100             853
Wyeth                                                  12,700             587
Zimmer Holdings, Inc. (AE)                             13,000             896
                                                                 ------------
                                                                       30,471
                                                                 ------------

Materials and Processing - 2.8%
Archer-Daniels-Midland Co.                             38,045           1,198
Cemex SA de CV - ADR                                    8,240             544
Harsco Corp.                                            2,500             198
Housevalues, Inc. (AE)(N)                               6,100             102
Insituform Technologies, Inc. Class A (AE)              6,800             173
Monsanto Co.                                           16,200           1,371
Myogen, Inc. (AE)(N)                                    4,200             157
PDL BioPharma, Inc. (AE)(N)                             3,800             111
Praxair, Inc.                                          18,000             948
Unifi, Inc. (AE)                                       27,100              86
                                                                 ------------
                                                                        4,888
                                                                 ------------

                                                         Select Growth Fund  145

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 3.7%
General Electric Co.                                  177,598           5,817
Textron, Inc.                                           6,100             515
Trinity Industries, Inc.                                5,900             301
                                                                 ------------
                                                                        6,633
                                                                 ------------

Other Energy - 2.6%
Baker Hughes, Inc.                                     11,900             921
ENSCO International, Inc.                               4,200             215
EOG Resources, Inc.                                     9,500             803
Foundation Coal Holdings, Inc. (N)                      1,700              76
Grant Prideco, Inc. (AE)                                8,200             411
Halliburton Co.                                         8,170             650
National-Oilwell Varco, Inc. (AE)                       1,900             144
Newfield Exploration Co. (AE)                          18,500             969
Petroquest Energy, Inc. (AE)(N)                        11,300             130
Todco Class A                                           4,600             205
                                                                 ------------
                                                                        4,524
                                                                 ------------

Producer Durables - 5.1%
American Tower Corp. Class A (AE)                       5,400             167
Applied Materials, Inc. (N)                           159,087           3,031
ASML Holding NV Class G (AE)(N)                         8,900             201
Boeing Co.                                             28,615           1,955
BTU International, Inc. (AE)                            7,000             109
Caterpillar, Inc.                                      11,400             774
Cymer, Inc. (AE)                                        4,900             221
Distributed Energy Systems
   Corp. (AE)(N)                                       14,500             148
Entegris, Inc. (AE)                                    13,527             142
ESCO Technologies, Inc. (AE)                            6,700             329
General Cable Corp. (AE)                                8,000             196
Hurco Cos., Inc. (AE)                                   4,400             152
Intevac, Inc. (AE)(N)                                   8,222             131
KLA-Tencor Corp.                                       14,990             779
Ladish Co., Inc. (AE)                                   5,000             122
Radyne Corp. (AE)(N)                                   11,300             155
SBA Communications Corp. Class A (AE)                   5,300             116
Southern Energy Homes, Inc. (AE)                        6,900              40
Teradyne, Inc. (AE)                                    14,600             254
                                                                 ------------
                                                                        9,022
                                                                 ------------

Technology - 23.8%
Actuate Corp. (AE)                                     16,200              65
Adobe Systems, Inc.                                    20,000             794
Advanced Micro Devices, Inc. (AE)                      28,300           1,185
Advent Software, Inc. (AE)(N)                           8,400             221
Agile Software Corp. (AE)                              30,900             199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Akamai Technologies, Inc. (AE)(N)                      12,500             273
American Science & Engineering, Inc. (AE)(N)            2,700             173
Apple Computer, Inc. (AE)                              25,384           1,917
Art Technology Group, Inc. (AE)                        46,100             129
ATI Technologies, Inc. (AE)                            29,800             532
Avid Technology, Inc. (AE)                              3,400             169
Blue Coat Systems, Inc. (AE)                            3,600             148
Broadcom Corp. Class A (AE)                            23,050           1,572
Cadence Design Systems, Inc. (AE)                      13,400             237
Captaris, Inc. (AE)                                    15,100              58
Centillium Communications, Inc. (AE)                   26,526              89
Checkpoint Systems, Inc. (AE)(N)                        4,600             124
Cisco Systems, Inc. (AE)                               43,600             810
Comverse Technology, Inc. (AE)                          6,200             170
Corning, Inc. (AE)                                     53,045           1,292
Daktronics, Inc. (N)                                    3,500             106
EMC Corp. (AE)                                        109,007           1,461
Equinix, Inc. (AE)(N)                                   5,200             244
Foundry Networks, Inc. (AE)                             8,300             125
Gartner, Inc. (AE)                                     12,200             168
Hewlett-Packard Co.                                    47,210           1,472
Ibasis, Inc. (AE)(N)                                   19,800              43
Informatica Corp. (AE)                                 17,600             259
Integrated Device Technology, Inc. (AE)                 9,900             138
Intermagnetics General Corp. (AE)                       5,500             222
Intersil Corp. Class A                                  3,800             110
Intuit, Inc. (AE)                                      17,500             916
Juniper Networks, Inc. (AE)(N)                         44,500             807
Lawson Software, Inc. (AE)(N)                          25,100             185
Manugistics Group, Inc. (AE)                           32,000              68
Marvell Technology Group, Ltd. (AE)                    20,100           1,375
Matrixone, Inc. (AE)(N)                                30,500             152
Maxim Integrated Products, Inc.                        27,300           1,120
Micron Technology, Inc. (AE)(N)                        73,040           1,072
Microsoft Corp.                                       195,700           5,509
MIPS Technologies, Inc. (AE)                           14,600             133
Monolithic Power Systems, Inc. (AE)                     8,700             150
Motorola, Inc.                                         90,100           2,046
Napster, Inc. (AE)(N)                                  23,400              91
National Semiconductor Corp.                           48,200           1,360
NAVTEQ Corp. (AE)                                      16,500             741
Neoware Systems, Inc. (AE)(N)                           7,500             204
Nuance Communications, Inc. (AE)(N)                    22,500             192
Openwave Systems, Inc. (AE)(N)                          6,500             140
PMC - Sierra, Inc. (AE)(N)                             12,000             114

 146  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Qualcomm, Inc.                                         95,320           4,572
Rackable Systems, Inc. (AE)                             6,800             204
Redback Networks, Inc. (AE)                            27,920             470
Saba Software, Inc. (AE)                               18,325              92
Safeguard Scientifics, Inc. (AE)(N)                    35,500              76
SanDisk Corp. (AE)                                     32,500           2,189
Seachange International, Inc. (AE)(N)                  18,400             153
Selectica, Inc. (AE)                                   13,800              40
Semtech Corp. (AE)                                     11,400             220
Silicon Image, Inc. (AE)(N)                            42,700             494
SYKES Enterprises, Inc. (AE)                           10,500             136
Texas Instruments, Inc.                                30,500             892
Transwitch Corp. (AE)                                  49,800              90
Ultimate Software Group, Inc. (AE)(N)                   7,800             170
Viasat, Inc. (AE)                                       8,900             224
Viisage Technology, Inc. (AE)(N)                        2,900              52
Vishay Intertechnology, Inc. (AE)                      24,000             380
Volterra Semiconductor Corp. (AE)                       1,900              35
WatchGuard Technologies, Inc. (AE)                     17,600              71
Xilinx, Inc.                                           25,700             724
                                                                 ------------
                                                                       42,164
                                                                 ------------

Utilities - 0.9%
America Movil SA de CV
   Series L                                            21,704             732
MDU Communications International, Inc. (AE)            29,200              40
Sprint Nextel Corp.                                    33,000             755
Talk America Holdings, Inc. (AE)(N)                    11,400             110
                                                                 ------------
                                                                        1,637
                                                                 ------------

TOTAL COMMON STOCKS
(cost $138,092)                                                       165,739
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.7%
Frank Russell Investment Company Money Market
   Fund                                            11,167,000          11,167
United States Treasury Bills (c)(z)(sec.) 4.028%
   due 03/16/06                                           800             796
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $11,963)                                                         11,963
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 10.8%
Frank Russell Investment Company Money Market
   Fund (X)                                         7,068,500           7,069
State Street Securities Lending Quality Trust
   (X)                                             12,137,891          12,138
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $19,207)                                                         19,207
                                                                 ------------

TOTAL INVESTMENTS - 111.1%
(identified cost $169,262)                                            196,909

OTHER ASSETS AND LIABILITIES,
NET - (11.1%)                                                         (19,601)
                                                                 ------------

NET ASSETS - 100.0%                                                   177,308
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Select Growth Fund  147

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index (CME)
   expiration date 03/06 (21)                               3,611                 58

Russell 1000 Growth Index
   expiration date 03/06 (11)                               2,874                (15)

S&P 500 E-Mini Index (CME)
   expiration date 03/06 (15)                                 963                 (2)

S&P 500 Index (CME)
   expiration date 03/06 (13)                               4,172                 13
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         54
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 148  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.4%
Auto and Transportation - 1.7%
Aviall, Inc. (AE)(N)                                   15,749             544
Burlington Northern Santa Fe Corp.                     15,420           1,235
CNF, Inc.                                               3,620             185
Fleetwood Enterprises, Inc. (AE)(N)                    32,340             385
Goodyear Tire & Rubber Co. (The) (AE)(N)               32,600             510
Keystone Automotive Industries, Inc. (AE)              15,391             585
Norfolk Southern Corp.                                  5,750             287
Polaris Industries, Inc. (N)                           10,900             595
United Parcel Service, Inc. Class B                    13,600           1,019
Wabash National Corp. (N)                               9,997             213
Wabtec Corp.                                           18,140             573
                                                                 ------------
                                                                        6,131
                                                                 ------------
Consumer Discretionary - 10.5%
Abercrombie & Fitch Co. Class A                         7,000             465
Accenture, Ltd. Class A (N)                            63,660           2,007
Administaff, Inc. (N)                                   5,929             255
Advo, Inc.                                             12,672             417
Arbitron, Inc.                                          8,556             340
Boyd Gaming Corp. (N)                                  23,500           1,062
California Pizza Kitchen, Inc. (AE)(N)                 11,710             383
Casual Male Retail Group, Inc. (AE)(N)                 49,136             370
CBS Corp. Class B                                      16,277             425
Copart, Inc. (AE)                                      10,486             264
Corinthian Colleges, Inc. (AE)                         27,099             344
Cost Plus, Inc. (AE)(N)                                13,823             270
DeVry, Inc. (AE)(N)                                    16,696             384
DiamondCluster International, Inc. (AE)                43,356             412
Family Dollar Stores, Inc. (N)                         41,200             987
Federated Department Stores, Inc.                      17,400           1,159
Gap, Inc. (The)                                        48,790             883
Harman International Industries, Inc.                  10,900           1,199
Harrah's Entertainment, Inc.                           36,100           2,657
Hasbro, Inc.                                           68,880           1,460
Home Depot, Inc.                                       27,900           1,131
International Flavors & Fragrances, Inc.               16,200             534
Jarden Corp. (AE)(N)                                   10,160             250
JC Penney Co., Inc.                                    62,500           3,488
Kimberly-Clark Corp.                                   27,220           1,555
Limited Brands, Inc.                                   48,600           1,150
Lowe's Cos., Inc.                                       3,910             248
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)(N)                                              9,227             198
McDonald's Corp.                                       81,600           2,857
Newell Rubbermaid, Inc. (N)                            29,500             697
OfficeMax, Inc.                                        20,900             597

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Playboy Enterprises, Inc. Class B (AE)(N)              27,579             412
Polo Ralph Lauren Corp.                                12,900             731
Reader's Digest Association, Inc. (The)                26,290             418
Reed Elsevier PLC - ADR                                14,640             558
RR Donnelley & Sons Co.                                25,600             835
Sabre Holdings Corp. Class A                           23,700             581
School Specialty, Inc. (AE)                             9,097             342
Service Corp. International                            40,282             330
ServiceMaster Co. (The)                                46,500             602
Time Warner, Inc.                                      56,500             990
TJX Cos., Inc.                                          7,180             183
Tribune Co. (N)                                        12,150             352
VF Corp.                                               10,300             571
Viacom, Inc. Class B (AE)                              16,277             675
Walt Disney Co.                                        56,060           1,419
Waste Management, Inc.                                 25,100             793
                                                                 ------------
                                                                       38,240
                                                                 ------------

Consumer Staples - 4.2%
Altria Group, Inc.                                     60,490           4,376
Coca-Cola Co. (The)                                    19,330             800
Colgate-Palmolive Co.                                  16,300             895
Del Monte Foods Co. (N)                                30,771             329
Diageo PLC - ADR (N)                                   10,360             622
HJ Heinz Co.                                           51,800           1,758
Kellogg Co.                                            28,020           1,202
Kroger Co. (The) (AE)                                  52,600             968
Lance, Inc. (N)                                        20,043             434
Molson Coors Brewing Co. Class B (N)                   13,200             825
Nestle SA - ADR                                         7,070             517
PepsiCo, Inc.                                           7,180             410
Procter & Gamble Co.                                   13,400             794
Sara Lee Corp.                                         26,870             491
UST, Inc. (AE)(N)                                      23,700             923
                                                                 ------------
                                                                       15,344
                                                                 ------------

Financial Services - 24.1%
AG Edwards, Inc.                                       20,600             980
Allstate Corp. (The)                                   33,890           1,764
American Express Co.                                   15,510             813
American International Group, Inc.                     50,900           3,332
AmeriCredit Corp. (AE)                                 29,200             840
Ameriprise Financial, Inc.                              2,016              82
AmSouth Bancorp                                        21,100             583
AON Corp.                                              23,700             811
Assurant, Inc.                                         26,900           1,235

                                                          Select Value Fund  149

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp.                                 203,406           8,997
Bank of New York Co., Inc. (The)                       26,900             856
Bear Stearns Cos., Inc. (The)                          17,600           2,226
BISYS Group, Inc. (The) (AE)                           22,787             330
Chubb Corp.                                             5,860             553
Cigna Corp.                                            12,600           1,532
Citigroup, Inc.                                       162,420           7,566
Countrywide Financial Corp.                            27,700             926
Cullen/Frost Bankers, Inc.                              9,000             484
Dow Jones & Co., Inc. (N)                              22,300             848
E*Trade Financial Corp. (AE)                           49,500           1,178
Fannie Mae                                             24,670           1,429
First Data Corp.                                       60,313           2,720
First Industrial Realty Trust, Inc. (o)(N)              8,687             339
First Marblehead Corp. (The) (N)                        6,289             204
Franklin Resources, Inc.                                4,530             446
Freddie Mac                                            48,550           3,295
GATX Corp. (N)                                         11,914             473
Goldman Sachs Group, Inc.                              19,930           2,815
Hanover Insurance Group, Inc. (The)                    10,458             507
Hartford Financial Services Group, Inc.                23,890           1,964
Host Marriott Corp. (o)                                33,200             662
Huntington Bancshares, Inc.                            45,100           1,046
JPMorgan Chase & Co.                                   92,700           3,685
Kronos, Inc. (AE)                                       6,470             254
Lehman Brothers Holdings, Inc.                         12,590           1,768
Lincoln National Corp.                                  5,100             278
Loews Corp.                                            13,300           1,313
Mellon Financial Corp.                                 25,580             902
Merrill Lynch & Co., Inc.                              66,500           4,992
Metlife, Inc.                                          62,570           3,138
Morgan Stanley                                         37,900           2,329
North Fork Bancorporation, Inc.                        25,700             661
PNC Financial Services Group, Inc.                     18,500           1,200
Prudential Financial, Inc.                             15,800           1,190
RenaissanceRe Holdings, Ltd.                           10,000             453
South Financial Group, Inc. (The) (N)                  22,800             595
St. Paul Travelers Cos., Inc. (The)                    27,300           1,239
SunTrust Banks, Inc.                                   40,940           2,925
UBS AG (N)                                             24,790           2,697
US Bancorp                                             62,200           1,860
Washington Mutual, Inc.                                42,800           1,811
Wells Fargo & Co.                                       9,970             622
Westamerica Bancorporation                              4,719             254
Zions Bancorporation                                   19,800           1,566
                                                                 ------------
                                                                       87,568
                                                                 ------------

Health Care - 10.5%
Abbott Laboratories                                    41,220           1,779
Amgen, Inc. (AE)                                       42,100           3,069
Baxter International, Inc.                             25,020             922

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Biogen Idec, Inc. (AE)                                 56,815           2,542
Boston Scientific Corp. (AE)                           36,800             805
Coventry Health Care, Inc. (AE)                        11,800             703
Eli Lilly & Co.                                        23,430           1,327
Forest Laboratories, Inc. (AE)                         27,700           1,282
Gentiva Health Services, Inc. (AE)(N)                  25,303             480
Genzyme Corp. (AE)                                     14,200           1,007
Guidant Corp.                                          60,000           4,416
Johnson & Johnson                                      40,190           2,313
KV Pharmaceutical Co. Class A (AE)(N)                  23,222             558
LifePoint Hospitals, Inc. (AE)                         10,489             324
Merck & Co., Inc.                                      65,380           2,256
Par Pharmaceutical Cos., Inc. (AE)(N)                  15,237             504
Pfizer, Inc.                                          153,000           3,929
PolyMedica Corp. (N)                                   12,132             482
PSS World Medical, Inc. (AE)                           36,000             639
Rotech Healthcare, Inc. (AE)(N)                        15,235             251
Sepracor, Inc. (AE)                                     8,000             440
Serologicals Corp. (AE)(N)                             11,720             262
Sunrise Senior Living, Inc. (AE)(N)                     9,299             338
UnitedHealth Group, Inc.                               35,300           2,097
US Physical Therapy, Inc. (AE)                         18,559             345
WellPoint, Inc. (AE)                                   40,400           3,103
Wyeth                                                  45,860           2,121
                                                                 ------------
                                                                       38,294
                                                                 ------------

Integrated Oils - 5.4%
Amerada Hess Corp.                                      5,900             913
Chevron Corp.                                          80,782           4,797
ConocoPhillips                                         37,600           2,433
Exxon Mobil Corp.                                     121,240           7,608
Marathon Oil Corp.                                     16,500           1,268
Total SA - ADR (N)                                     19,950           2,760
                                                                 ------------
                                                                       19,779
                                                                 ------------

Materials and Processing - 7.9%
Acuity Brands, Inc.                                    12,364             468
Air Products & Chemicals, Inc.                         13,950             861
Airgas, Inc.                                           11,847             459
Allegheny Technologies, Inc. (N)                       12,700             658
American Standard Cos., Inc.                           34,500           1,242
Archer-Daniels-Midland Co.                             59,240           1,866
Avery Dennison Corp. (N)                               12,400             741
Bemis Co.                                              32,000             977
BHP Billiton, Ltd. - ADR (N)                           27,000           1,065

 150  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bowater, Inc. (N)                                      36,530             999
Cabot Corp. (N)                                        10,400             408
Commercial Metals Co. (N)                               8,367             396
Crown Holdings, Inc. (AE)                              50,600             947
Dow Chemical Co. (The)                                 62,200           2,631
EI Du Pont de Nemours & Co.                            51,050           1,999
International Paper Co.                                59,870           1,954
Lyondell Chemical Co.                                  26,600             639
Masco Corp.                                            60,690           1,799
MeadWestvaco Corp.                                     37,600           1,004
Nalco Holding Co. (AE)                                 11,050             204
Packaging Corp. of America                             36,900             856
PPG Industries, Inc.                                   20,340           1,210
Praxair, Inc.                                           5,430             286
Rohm & Haas Co.                                        15,600             794
RPM International, Inc. (N)                            23,200             438
Sherwin-Williams Co. (The)                              5,910             313
Smurfit-Stone Container Corp. (AE)(N)                  17,870             229
Spartech Corp. (N)                                     14,375             345
Syngenta AG - ADR (N)                                  31,960             816
Valspar Corp. (N)                                      25,900             705
Weyerhaeuser Co.                                       16,400           1,144
Worthington Industries, Inc.                           14,245             294
                                                                 ------------
                                                                       28,747
                                                                 ------------

Miscellaneous - 3.3%
3M Co.                                                 19,500           1,419
Fortune Brands, Inc.                                   14,200           1,064
General Electric Co.                                   73,100           2,394
Hillenbrand Industries, Inc.                           13,100             645
Honeywell International, Inc.                          35,900           1,379
Johnson Controls, Inc.                                 10,400             720
Textron, Inc.                                          30,900           2,610
Tyco International, Ltd.                               70,970           1,849
                                                                 ------------
                                                                       12,080
                                                                 ------------
Other Energy - 5.7%
Brigham Exploration Co. (AE)                           17,504             216
Cal Dive International, Inc. (AE)(N)                   13,072             549
Chesapeake Energy Corp. (N)                           106,300           3,725
Cimarex Energy Co. (N)                                 36,900           1,681
Devon Energy Corp.                                     37,950           2,589
Encore Acquisition Co. (AE)                            11,862             429
EOG Resources, Inc.                                    26,860           2,271
Global Industries, Ltd. (AE)                           24,105             337
Hanover Compressor Co. (AE)(N)                         28,389             470
James River Coal Co. (AE)(N)                            8,688             370
Kerr-McGee Corp.                                       24,200           2,671
Matrix Service Co. (AE)(N)                             31,756             339
Noble Corp.                                             5,930             477
Remington Oil & Gas Corp. (AE)(N)                       4,499             201
Sunoco, Inc.                                           12,800           1,219

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Transocean, Inc. (AE)                                  27,700           2,248
Valero Energy Corp.                                    17,200           1,074
                                                                 ------------
                                                                       20,866
                                                                 ------------

Producer Durables - 7.8%
Agilent Technologies, Inc. (AE)                        73,600           2,496
American Power Conversion Corp.                        49,000           1,161
Ametek, Inc.                                            6,793             279
Applied Signal Technology, Inc. (N)                    12,062             279
BE Aerospace, Inc. (AE)                                28,131             591
Boeing Co.                                             26,200           1,790
C&D Technologies, Inc. (N)                             46,111             383
Champion Enterprises, Inc. (AE)(N)                     35,495             487
Cognex Corp.                                           12,504             365
Cooper Industries, Ltd. Class A                         9,470             773
Crane Co.                                              12,192             455
Deere & Co.                                            24,020           1,724
Diebold, Inc.                                          15,500             606
Dover Corp.                                            11,300             519
Esterline Technologies Corp. (AE)                      12,178             504
Federal Signal Corp.                                   17,767             315
General Cable Corp. (AE)                               23,708             581
Hubbell, Inc. Class B                                  18,600             836
IDEX Corp.                                              9,499             437
Illinois Tool Works, Inc.                               8,360             705
Lennar Corp. Class A (N)                               28,200           1,764
Lockheed Martin Corp.                                  37,750           2,554
Northrop Grumman Corp.                                 31,720           1,971
Park-Ohio Holdings Corp. (AE)(N)                       13,520             223
Teradyne, Inc. (AE)                                    29,500             514
Terex Corp. (AE)                                        7,500             529
United Technologies Corp.                              43,810           2,557
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 7,581             375
WW Grainger, Inc.                                       6,640             471
Xerox Corp. (AE)                                      145,800           2,086
                                                                 ------------
                                                                       28,330
                                                                 ------------

Technology - 4.8%
Analog Devices, Inc.                                   10,200             406
Avid Technology, Inc. (AE)                              8,634             429
Cisco Systems, Inc. (AE)                               23,340             434
Corning, Inc. (AE)                                     39,600             964
EMC Corp. (AE)                                         53,600             718
Filenet Corp. (AE)                                      9,373             263
Freescale Semiconductor, Inc. Class A (AE)(N)          37,100             934
General Dynamics Corp.                                 15,300           1,780

                                                          Select Value Fund  151

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hewlett-Packard Co.                                    80,800           2,519
Integrated Device Technology, Inc. (AE)                30,123             419
Intel Corp.                                            16,000             340
International Business Machines Corp.                  32,300           2,626
Internet Security Systems, Inc. (AE)                   12,240             261
IXYS Corp. (AE)(N)                                     28,675             308
L-3 Communications Holdings, Inc.                      19,700           1,596
Mantech International Corp. Class A (AE)               15,853             443
Motorola, Inc.                                         31,100             706
National Semiconductor Corp.                           22,300             629
Oracle Corp. (AE)                                      40,840             514
Seagate Technology (N)                                 21,400             558
Seagate Technology, Inc. (AE)                           1,900              --
Sybase, Inc. (AE)                                      16,169             349
Symantec Corp. (AE)                                    14,100             259
                                                                 ------------
                                                                       17,455
                                                                 ------------

Utilities - 8.5%
Allegheny Energy, Inc. (AE)                             4,100             143
Alltel Corp.                                           52,100           3,128
America Movil SA de CV
   Series L                                            45,800           1,545
AT&T, Inc.                                             92,000           2,387
BellSouth Corp.                                        39,600           1,139
Citizens Communications Co.                            75,900             931
CMS Energy Corp. (AE)                                  29,600             428
Consolidated Edison, Inc. (N)                          19,300             907
Constellation Energy Group, Inc.                       25,800           1,503
Dominion Resources, Inc.                               31,050           2,345
Edison International                                   14,000             614
Entergy Corp.                                           4,690             326
Exelon Corp.                                           21,320           1,224
FPL Group, Inc.                                        23,610             987
Northeast Utilities                                    55,500           1,103
NSTAR (N)                                              19,900             572
PPL Corp.                                              37,080           1,117
Progress Energy, Inc.                                   1,300              --
Public Service Enterprise Group, Inc.                   6,350             442
Sprint Nextel Corp.                                   171,490           3,926
TXU Corp.                                               8,820             447
Valor Communications Group, Inc. (N)                   39,600             467
Verizon Communications, Inc.                          127,040           4,022
Vodafone Group PLC - ADR                               49,453           1,044
                                                                 ------------
                                                                       30,747
                                                                 ------------

TOTAL COMMON STOCKS
(cost $288,658)                                                       343,581
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.6%
Frank Russell Investment Company
   Money Market Fund                               19,305,000          19,305
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                  1,000             995
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $20,300)                                                         20,300
                                                                 ------------

OTHER SECURITIES - 9.6%
Frank Russell Investment Company
   Money Market Fund (X)                           12,913,222          12,913
State Street Securities Lending Quality Trust
   (X)                                             22,174,334          22,174
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $35,087)                                                         35,087
                                                                 ------------

TOTAL INVESTMENTS - 109.6%
(identified cost $344,045)                                            398,968

OTHER ASSETS AND LIABILITIES,
NET - (9.6%)                                                          (34,845)
                                                                 ------------

NET ASSETS - 100.0%                                                   364,123
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 152  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 03/06 (29)                              10,342                337

S&P 500 E-Mini Index (CME) expiration date 03/06
   (15)                                                       963                  1

S&P 500 Index (CME)
   expiration date 03/06 (27)                               8,664                 38
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        376
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          Select Value Fund  153

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

ARS - Argentine peso                     HKD - Hong Kong dollar                   PHP - Philippine peso
AUD - Australian dollar                  HUF - Hungarian forint                   PKR - Pakistani rupee
BRL - Brazilian real                     IDR - Indonesian rupiah                  PLN - Polish zloty
CAD - Canadian dollar                    ILS - Israeli shekel                     RUB - Russian ruble
CHF - Swiss franc                        INR - Indian rupee                       SEK - Swedish krona
CLP - Chilean peso                       ISK - Iceland krona                      SGD - Singapore dollar
CNY - Chinese renminbi yuan              ITL - Italian lira                       SKK - Slovakian koruna
COP - Colombian peso                     JPY - Japanese yen                       THB - Thai baht
CRC - Costa Rica colon                   KES - Kenyan schilling                   TRY - Turkish lira
CZK - Czech koruna                       KRW - South Korean won                   TWD - Taiwanese dollar
DKK - Danish krone                       MXN - Mexican peso                       USD - United States dollar
EGP - Egyptian pound                     MYR - Malaysian ringgit                  VEB - Venezuelan bolivar
EUR - Euro                               NOK - Norwegian krone                    VND - Vietnam dong
GBP - British pound sterling             NZD - New Zealand dollar                 ZAR - South African rand
                                         PEN - Peruvian nouveau sol

 154  Notes to Schedules of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on fourteen of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                                  Notes to Quarterly Report  155

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement or other significant event (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development, such as a material business development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

 156  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at January 31, 2006 are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability

                                                  Notes to Quarterly Report  157

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures contracts

   The funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of January 31, 2006, the Multistrategy Bond Fund had cash collateral balances of $98,157 in connection with futures contracts purchased
   (sold).

   Swap agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Short Duration Bond, Diversified Bond, Multistrategy Bond and International Securities Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily

 158  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets and International Securities Funds not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended January 31, 2006 were as follows:

                                                  INTERNATIONAL SECURITIES                       EMERGING MARKETS FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                           40    $           173,744                    286    $           723,862
   Opened                                                164                689,642                    476              1,299,814
   Closed                                               (139)              (591,829)                  (546)            (1,513,785)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2006                           65    $           271,557                    216    $           509,891
                                         ===================    ===================    ===================    ===================

                                                  SHORT DURATION BOND FUND                          DIVERSIFIED BOND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                          160    $           321,656                    377    $           169,060
   Opened                                                242                316,344                    637                404,926
   Closed                                                 --                     --                    (14)                (7,368)
   Expired                                                --                     --                   (236)               (68,911)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2006                          402    $           638,000                    764    $           497,707
                                         ===================    ===================    ===================    ===================

                                                             MULTISTRATEGY BOND
                                                 ------------------------------------------
                                                      NUMBER OF              PREMIUMS
                                                      CONTRACTS              RECEIVED
   ----------------------------------------------------------------------------------------
   Outstanding October 31, 2005                                  535    $           563,340
   Opened                                                      1,270                867,408
   Closed                                                         (2)               (12,332)
   Expired                                                      (309)               (70,357)
                                                 -------------------    -------------------
   Outstanding January 31, 2006                                1,494    $         1,348,059
                                                 ===================    ===================

                                                  Notes to Quarterly Report  159

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of January 31, 2006, the non-cash collateral received for the securities on loan in the following funds was:

                                              NON-CASH
                   FUNDS                  COLLATERAL VALUE       NON-CASH COLLATERAL HOLDING
   ---------------------------------------------------------------------------------------------
   Special Growth                            $  555,110       Pool of US Government securities
   International Securities                     320,622       Pool of US Government securities

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and a portion of the collateral received from the Investment Company's securities lending program, in the Frank Russell Investment Company Money Market and Tax Free Money Market Funds (series of the Investment Company not presented herein). As of January 31, 2006, $1,206,589,741 of the Money Market Fund's net represents investments by the Funds presented herein and $445,663,601 of the Money Market Funds' net assets represents the investments of other FRIC Funds not presented herein.

5. FEDERAL INCOME TAXES

   At January 31, 2006 the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                           INTERNATIONAL
                                            DIVERSIFIED EQUITY    SPECIAL GROWTH    QUANTITATIVE EQUITY      SECURITIES
   -----------------------------------------------------------------------------------------------------------------------
   Cost of Investments                       $  2,872,461,312    $  1,047,481,679    $  2,876,220,861     $  2,782,571,672
                                             ================    ================    ================     ================
   Unrealized Appreciation                   $    436,976,546    $    235,429,217    $    451,449,640     $    650,386,608
   Unrealized Depreciation                        (33,604,939)        (12,820,569)        (35,253,687)         (10,927,410)
                                             ----------------    ----------------    ----------------     ----------------
   Net Unrealized Appreciation
      (Depreciation)                         $    403,371,607    $    222,608,648    $    416,195,953     $    639,459,198
                                             ================    ================    ================     ================

 160  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                        REAL ESTATE       SHORT DURATION
                                   EMERGING MARKETS      SECURITIES            BOND         DIVERSIFIED BOND   MULTISTRATEGY BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    668,195,814   $  1,164,428,807   $  1,241,298,450   $  2,288,283,036    $  2,769,569,612
                                   ================   ================   ================   ================    ================
   Unrealized Appreciation         $    393,754,729   $    574,257,319   $        587,301   $      6,009,578    $     26,970,046
   Unrealized Depreciation               (7,168,632)          (896,764)       (14,049,231)       (18,798,703)        (33,096,930)
                                   ----------------   ----------------   ----------------   ----------------    ----------------
   Net Unrealized Appreciation
      (Depreciation)               $    386,586,097   $    573,360,555   $    (13,461,930)  $    (12,789,125)   $     (6,126,884)
                                   ================   ================   ================   ================    ================

                                                          TAX-MANAGED        TAX-MANAGED
                                     TAX EXEMPT BOND       LARGE CAP       MID & SMALL CAP     SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    254,497,071   $    357,411,384   $    204,921,695   $    170,305,350   $    345,736,850
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $      3,092,989   $    114,748,636   $     46,837,051   $     28,701,299   $     58,339,293
   Unrealized Depreciation                 (1,519,975)        (3,717,448)        (2,361,798)        (2,097,475)        (5,107,673)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                 $      1,573,014   $    111,031,188   $     44,475,253   $     26,603,824   $     53,231,620
                                     ================   ================   ================   ================   ================

6. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

                                                  Notes to Quarterly Report  161

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by FRIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                        PRINCIPAL                                  COST            MARKET VALUE
   FUND - % OF NET ASSETS           ACQUISTION          AMOUNT ($)        COST PER UNIT           (000)               (000)
   SECURITIES                          DATE             OR SHARES               $                   $                   $
   ------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Fund -
      1.7%
   Coca-Cola Embonor SA                  04/23/99              97,500               10.59               1,032                 713
   Delta Corp., Ltd.                     08/07/97           1,138,003                0.39                 446                 357
   Embotelladora Andina SA               05/16/05              53,300               15.70                 837                 729
   Holcim Ecuador SA                     07/24/96              10,500               12.67                 133                 353
   Holcim Ecuador SA                     04/29/96              72,000                9.50                 684               2,484
   NovaTek OAO                           07/21/05             105,700               21.30               2,252               2,960
   Natura Cosmeticos SA                  05/25/04             165,263               29.01               4,794               8,704
   OK Zimbabwe                           12/03/01           6,402,949                0.02                 149                 132
   Tae Young Corp.                       07/24/96              11,339               50.44                 572                 817
                                                                                                                 ----------------
                                                                                                                           17,249
                                                                                                                 ================
   Short Duration Bond Fund -
      0.2%
   DG Funding Trust                      11/04/03                 219           10,537.12               2,308               2,338
                                                                                                                 ================
   Diversified Bond Fund -
      4.1%
   Aiful Corp.                           08/03/05             300,000               99.70                 299                 295
   ASIF Global Financing                 05/18/05             120,000               99.83                 120                 118
   DG Funding Trust                      11/04/03                 103           10,537.13               1,085               1,100
   Fannie Mae Interest Only
      STRIP                              08/22/94             256,833                0.13                  --                  --
   Mastr Reperforming Loan
      Trust                              03/09/05             969,285              102.36                 992                 972
   Rabobank Capital Funding
      II                                 05/23/05              30,000              101.81                  31                  30
   Rabobank Capital Funding
      Trust                              05/19/05              60,000              100.77                  60                  58
   Resona Preferred Global
      Securities Cayman,
      Ltd.                               07/20/05             375,000              100.89                 378                 395
                                                                                                                 ----------------
                                                                                                                            2,968
                                                                                                                 ================
   Multistrategy Bond Fund -
      0.2%
   DG Funding Trust                      11/04/03                 191           10,537.13               2,013               2,039
   Russia Paris Club
      Participant                        04/06/04          56,548,140                0.82                 461                 482
                                                                                                                 ----------------
                                                                                                                            2,521
                                                                                                                 ================

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

 162  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                            Shareholder Requests for Additional Information  163

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com
                                                             36-08-067 (1 01/06)

                                                FRANK RUSSELL INVESTMENT COMPANY


INSTITUTIONAL FUNDS

2006 Quarterly Report

CLASS E, I, AND Y SHARES


EQUITY I FUND

EQUITY II FUND

EQUITY Q FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND



CLASS C, E, AND S SHARES


EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT DURATION BOND FUND (formerly Short Term Bond Fund)


CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND








JANUARY 31, 2006



                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company
is a series investment company
with 34 different investment
portfolios referred to as Funds. This
Quarterly Report reports on eleven
of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                              Institutional Funds

                                Quarterly Report

                          January 31, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Equity I Fund........................................................         3

Equity II Fund.......................................................         9

Equity Q Fund........................................................        20

International Fund...................................................        26

Fixed Income I Fund..................................................        43

Fixed Income III Fund................................................        66

Emerging Markets Fund................................................        95

Real Estate Securities Fund..........................................       105

Short Duration Bond Fund.............................................       107

Select Growth Fund...................................................       121

Select Value Fund....................................................       126

Notes to Schedules of Investments....................................       131

Notes to Quarterly Report............................................       132

Shareholder Requests for Additional Information......................       140

Copyright (c) Frank Russell Company 2006. All rights reserved.

The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.3%
Auto and Transportation - 3.7%
American Axle & Manufacturing Holdings, Inc. (N)       14,200             264
Autoliv, Inc. (N)                                       8,800             431
BorgWarner, Inc.                                        7,000             386
Burlington Northern Santa Fe Corp.                    106,681           8,547
CH Robinson Worldwide, Inc.                            22,000             890
Cooper Tire & Rubber Co. (N)                           19,600             294
CSX Corp.                                             194,600          10,417
Dana Corp. (N)                                         29,300             143
FedEx Corp.                                            68,947           6,974
Ford Motor Co.                                         17,400             149
General Motors Corp. (N)                               18,500             445
Honda Motor Co., Ltd. - ADR                            69,350           1,973
Lear Corp. (N)                                         12,100             307
Magna International, Inc. Class A                       2,800             207
Navistar International Corp. (AE)                      91,950           2,501
Norfolk Southern Corp.                                135,150           6,736
Southwest Airlines Co.                                 37,650             620
Swift Transportation Co., Inc. (AE)                    20,850             493
Toyota Motor Corp. - ADR (N)                           10,316           1,070
Union Pacific Corp.                                    25,099           2,220
United Parcel Service, Inc. Class B                    49,700           3,723
Visteon Corp. (N)                                     176,600             927
                                                                 ------------
                                                                       49,717
                                                                 ------------

Consumer Discretionary - 13.0%
Accenture, Ltd. Class A (N)                           105,930           3,340
Activision, Inc. (AE)                                  61,000             875
AnnTaylor Stores Corp. (AE)                            12,400             413
Autozone, Inc. (AE)                                    26,700           2,610
Bed Bath & Beyond, Inc. (AE)                          101,500           3,797
Carnival Corp.                                        106,000           5,487
CBS Corp. Class B                                      53,670           1,402
Chico's FAS, Inc. (AE)                                 66,520           2,898
Coach, Inc. (AE)                                       98,808           3,552
Convergys Corp. (AE)                                   10,800             186
Costco Wholesale Corp.                                 29,000           1,447
eBay, Inc. (AE)                                       219,580           9,464
Electronic Arts, Inc. (AE)                            104,010           5,677
Estee Lauder Cos., Inc. (The) Class A (N)              59,500           2,170
Federated Department Stores, Inc.                      25,800           1,719
Four Seasons Hotels, Inc. (N)                          52,879           3,047
GameStop Corp. Class A (AE)(N)                         60,010           2,419
Gannett Co., Inc.                                       3,300             204
Gap, Inc. (The)                                       122,690           2,219

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Google, Inc. Class A (AE)                              32,190          13,946
GTECH Holdings Corp.                                   11,150             373
Harrah's Entertainment, Inc.                           37,000           2,723
Hewitt Associates, Inc. Class A (AE)(N)                87,000           2,323
Hilton Hotels Corp.                                    79,500           1,982
Home Depot, Inc.                                      172,001           6,975
InterActiveCorp (AE)(N)                                69,300           2,011
International Game Technology                          30,400           1,088
Interpublic Group of Cos., Inc. (AE)(N)                40,900             413
JC Penney Co., Inc.                                     6,200             346
Jones Apparel Group, Inc.                              15,700             491
Kimberly-Clark Corp.                                   16,050             917
Kohl's Corp. (AE)                                     238,500          10,587
Liberty Global, Inc. Series A (AE)                     44,251             947
Liberty Global, Inc. Series C (AE)                     45,651             923
Liberty Media Corp. Class A (AE)                      376,800           3,150
Limited Brands, Inc.                                   21,650             512
Lowe's Cos., Inc.                                      80,084           5,089
Mattel, Inc.                                           37,500             619
McDonald's Corp.                                      443,700          15,534
MGM Mirage (AE)(N)                                     70,583           2,616
Newell Rubbermaid, Inc.                               106,450           2,516
Nike, Inc. Class B                                     37,700           3,052
Nordstrom, Inc.                                        22,000             918
Office Depot, Inc. (AE)                                55,300           1,833
Omnicom Group, Inc. (N)                                33,800           2,764
RadioShack Corp. (N)                                   11,300             251
Royal Caribbean Cruises, Ltd. (N)                      11,700             479
RR Donnelley & Sons Co.                                 6,900             225
Scientific Games Corp. Class A (AE)(N)                 56,790           1,820
Sears Holdings Corp. (AE)(N)                           29,900           3,631
Sirius Satellite Radio, Inc. (AE)(N)                  149,030             845
Starbucks Corp. (AE)                                  100,180           3,176
Starwood Hotels & Resorts Worldwide, Inc. (o)          62,790           3,818
Station Casinos, Inc.                                       8               1
Target Corp.                                           53,074           2,906
Tech Data Corp. (AE)                                    7,600             313
Time Warner, Inc.                                     101,500           1,779
Urban Outfitters, Inc. (AE)(N)                         45,600           1,245
VF Corp.                                                9,600             533
Viacom, Inc. Class B (AE)                              53,670           2,226
Wal-Mart Stores, Inc.                                 153,000           7,055
Walt Disney Co.                                        28,900             731
Wynn Resorts, Ltd. (AE)(N)                             15,145             978
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             17,500             458

                                                                Equity I Fund  3

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yahoo!, Inc. (AE)                                      40,800           1,401
Yum! Brands, Inc.                                      54,775           2,710
                                                                 ------------
                                                                      174,155
                                                                 ------------
Consumer Staples - 6.8%
Altria Group, Inc.                                    243,770          17,634
Cadbury Schweppes PLC - ADR (N)                        63,400           2,525
Clorox Co.                                             12,400             742
Coca-Cola Co. (The)                                    70,500           2,917
Colgate-Palmolive Co.                                  80,000           4,391
ConAgra Foods, Inc. (N)                                11,300             234
CVS Corp.                                             110,040           3,055
Dean Foods Co. (AE)                                    29,550           1,121
Diageo PLC - ADR (N)                                   47,900           2,875
General Mills, Inc.                                     3,700             180
Kellogg Co.                                            56,070           2,405
Kroger Co. (The) (AE)                                  35,400             651
PepsiCo, Inc.                                         277,436          15,864
Procter & Gamble Co.                                  485,868          28,778
Reynolds American, Inc. (N)                             7,400             748
Safeway, Inc.                                          27,200             638
Sara Lee Corp.                                         22,300             408
Supervalu, Inc.                                         3,800             121
Tyson Foods, Inc. Class A                              11,550             166
Unilever NV                                             2,800             197
UST, Inc. (AE)(N)                                      11,200             436
Walgreen Co.                                           39,110           1,693
Whole Foods Market, Inc.                               35,720           2,639
                                                                 ------------
                                                                       90,418
                                                                 ------------
Financial Services - 18.4%
ACE, Ltd.                                               5,300             290
Allstate Corp. (The) (N)                               66,410           3,457
American Express Co.                                  185,500           9,729
American International Group, Inc.                    165,200          10,814
Annaly Mortgage Management, Inc. (o)(N)               131,450           1,634
AON Corp.                                             137,900           4,719
Astoria Financial Corp.                                 8,400             242
Bank of America Corp.                                 543,101          24,021
Bank of New York Co., Inc. (The)                      212,850           6,771
BB&T Corp.                                             12,800             500
Capital One Financial Corp.                            58,100           4,840
CB Richard Ellis Group, Inc. Class A (AE)              22,800           1,439
Charles Schwab Corp. (The) (AE)                       113,980           1,686
Chicago Mercantile Exchange Holdings, Inc.             12,550           5,312
Chubb Corp.                                            36,000           3,397

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cigna Corp.                                            13,600           1,654
Citigroup, Inc.                                       431,006          20,076
Comerica, Inc.                                          9,800             544
Commerce Bancorp, Inc. (N)                             34,800           1,164
Countrywide Financial Corp.                           156,629           5,238
Deluxe Corp. (N)                                        8,650             232
Equity Residential (o)                                  6,300             267
Fannie Mae                                            217,590          12,607
Fidelity National Financial, Inc.                      18,300             722
First Data Corp.                                       26,900           1,213
Freddie Mac                                            31,100           2,110
Genworth Financial, Inc. Class A                       74,300           2,434
Global Payments, Inc.                                  30,920           1,575
Goldman Sachs Group, Inc.                              91,544          12,931
Hartford Financial Services Group, Inc.               117,380           9,652
Host Marriott Corp. (o)                                58,500           1,167
Hudson City Bancorp, Inc.                              34,850             433
Huntington Bancshares, Inc. (N)                        12,900             299
iShares Russell 1000 Value Index Fund                   7,950             569
JPMorgan Chase & Co.                                  521,300          20,722
KeyCorp                                                26,500             938
Lehman Brothers Holdings, Inc.                         48,035           6,747
Lincoln National Corp.                                 83,080           4,530
Loews Corp.                                             9,050             893
MBIA, Inc.                                              5,000             308
Merrill Lynch & Co., Inc.                              76,360           5,732
Metlife, Inc.                                         112,050           5,620
MGIC Investment Corp.                                   9,200             607
Morgan Stanley                                         17,900           1,100
Nasdaq Stock Market, Inc. (The) (AE)                   44,650           1,871
National City Corp.                                    32,510           1,111
North Fork Bancorporation, Inc. (N)                   110,900           2,852
PartnerRe, Ltd. (N)                                     3,500             216
Paychex, Inc.                                          88,200           3,206
PMI Group, Inc. (The) (N)                               7,000             303
PNC Financial Services Group, Inc.                     48,630           3,154
Progressive Corp. (The)                                12,064           1,267
Prudential Financial, Inc.                              8,100             610
RenaissanceRe Holdings, Ltd.                           23,625           1,070
SLM Corp.                                              72,257           4,043
Sovereign Bancorp, Inc.                                10,850             237
St. Paul Travelers Cos., Inc. (The)                   210,164           9,537
SunTrust Banks, Inc.                                   45,970           3,285
Torchmark Corp.                                         3,400             191
Trizec Properties, Inc. (o)                            56,750           1,322
UBS AG                                                 52,339           5,694
UnumProvident Corp. (N)                                45,450             930

 4  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
US Bancorp                                              7,974             239
Wachovia Corp.                                         38,100           2,089
Waddell & Reed Financial, Inc. Class A (N)              9,200             205
Washington Mutual, Inc.                                41,335           1,749
Wells Fargo & Co.                                       9,200             574
XL Capital, Ltd. Class A                                2,900             196
                                                                 ------------
                                                                      246,886
                                                                 ------------
Health Care - 13.6%
Abbott Laboratories                                   240,260          10,367
Allergan, Inc.                                         12,300           1,432
AmerisourceBergen Corp.                                47,450           2,071
Amgen, Inc. (AE)                                      131,600           9,592
Amylin Pharmaceuticals, Inc. (AE)(N)                   28,466           1,207
Biogen Idec, Inc. (AE)(N)                              41,000           1,835
Boston Scientific Corp. (AE)                           11,700             256
Bristol-Myers Squibb Co.                                5,200             119
Cardinal Health, Inc.                                  65,800           4,740
Caremark Rx, Inc. (AE)                                117,970           5,816
Cerner Corp. (AE)                                      34,380           1,547
Charles River Laboratories International, Inc.
   (AE)(N)                                             43,400           2,002
DaVita, Inc. (AE)                                      20,200           1,106
Eli Lilly & Co.                                       238,100          13,481
Express Scripts, Inc. (AE)                             18,000           1,643
Fisher Scientific International, Inc. (AE)             22,500           1,505
Genentech, Inc. (AE)                                  227,796          19,572
Genzyme Corp. (AE)                                     44,821           3,180
Gilead Sciences, Inc. (AE)                             66,270           4,034
Human Genome Sciences, Inc. (AE)(N)                   240,900           2,650
Johnson & Johnson                                     224,200          12,900
Kinetic Concepts, Inc. (AE)(N)                         19,400             702
McKesson Corp.                                         13,900             737
Medco Health Solutions, Inc. (AE)                      22,500           1,217
Medimmune, Inc. (AE)                                   21,900             747
Medtronic, Inc.                                       227,973          12,874
Merck & Co., Inc.                                     141,200           4,871
Novartis AG - ADR                                      81,050           4,471
Omnicare, Inc.                                         43,220           2,148
Panacos Pharmaceuticals, Inc. (AE)(N)                  77,000             712
Pfizer, Inc.                                          279,200           7,170
Quest Diagnostics, Inc. (N)                            87,404           4,320
Sanofi-Aventis - ADR                                   81,832           3,764
Schering-Plough Corp.                                  28,300             542
St. Jude Medical, Inc. (AE)                            67,540           3,318
Stryker Corp.                                          77,200           3,852
Tenet Healthcare Corp. (AE)                            28,200             205

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Triad Hospitals, Inc. (AE)                             37,800           1,552
UnitedHealth Group, Inc.                              263,655          15,666
Valeant Pharmaceuticals International (N)              35,800             643
Varian Medical Systems, Inc. (AE)                      11,300             680
WellPoint, Inc. (AE)                                   54,200           4,163
Wyeth                                                  82,720           3,826
Zimmer Holdings, Inc. (AE)                             42,446           2,927
                                                                 ------------
                                                                      182,162
                                                                 ------------

Integrated Oils - 4.2%
Amerada Hess Corp.                                     49,100           7,601
BP PLC - ADR                                           14,800           1,070
Chevron Corp.                                         105,191           6,246
ConocoPhillips                                        127,420           8,244
Exxon Mobil Corp.                                     234,150          14,693
Marathon Oil Corp.                                    115,703           8,894
Occidental Petroleum Corp.                             45,400           4,436
Suncor Energy, Inc.                                    34,400           2,756
Total SA - ADR (N)                                     18,450           2,552
                                                                 ------------
                                                                       56,492
                                                                 ------------

Materials and Processing - 3.6%
Air Products & Chemicals, Inc.                         68,510           4,226
Archer-Daniels-Midland Co.                             84,470           2,661
BHP Billiton, Ltd. - ADR (N)                           20,800             821
Bunge, Ltd. (N)                                        89,300           5,265
Cemex SA de CV - ADR                                   22,780           1,503
Chemtura Corp.                                          6,450              81
Corn Products International, Inc. (N)                  80,150           2,186
Cytec Industries, Inc. (N)                             11,450             568
Dow Chemical Co. (The)                                 38,710           1,637
EI Du Pont de Nemours & Co.                            19,200             752
Freeport-McMoRan Copper & Gold, Inc. Class B           20,400           1,311
Hercules, Inc. (AE)                                     7,500              88
Hughes Supply, Inc.                                    32,150           1,482
International Paper Co.                               108,240           3,532
Lubrizol Corp.                                          8,950             409
Lyondell Chemical Co. (N)                              16,775             403
Martin Marietta Materials, Inc.                         4,900             415
Masco Corp.                                           105,950           3,141
Monsanto Co.                                           35,300           2,987
Mosaic Co. (The) (AE)(N)                              129,150           1,997
Pactiv Corp. (AE)                                      31,850             708
PDL BioPharma, Inc. (AE)(N)                            56,370           1,643
PPG Industries, Inc.                                   41,030           2,441
Smurfit-Stone Container Corp. (AE)(N)                  39,000             499

                                                                Equity I Fund  5

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sonoco Products Co. (N)                                 6,300             195
St. Joe Co. (The) (N)                                  19,634           1,246
Syngenta AG - ADR (N)                                 101,823           2,601
United States Steel Corp. (N)                          54,800           3,274
                                                                 ------------
                                                                       48,072
                                                                 ------------

Miscellaneous - 3.3%
3M Co.                                                 45,900           3,339
Eaton Corp.                                             8,900             589
General Electric Co.                                  696,690          22,817
Honeywell International, Inc.                         185,400           7,123
Johnson Controls, Inc.                                  4,700             325
SPX Corp. (N)                                           8,950             427
Textron, Inc.                                          79,500           6,715
Tyco International, Ltd.                              106,000           2,761
                                                                 ------------
                                                                       44,096
                                                                 ------------

Other Energy - 3.8%
Apache Corp.                                           37,600           2,840
Baker Hughes, Inc.                                     59,500           4,608
Devon Energy Corp.                                     37,460           2,555
Diamond Offshore Drilling, Inc. (N)                     7,300             619
El Paso Corp.                                          46,600             627
EOG Resources, Inc.                                    17,600           1,488
GlobalSantaFe Corp.                                     4,600             281
Halliburton Co.                                       203,578          16,195
Kerr-McGee Corp.                                        3,800             419
National-Oilwell Varco, Inc. (AE)                      19,500           1,483
Newfield Exploration Co. (AE)                          34,200           1,792
Noble Corp.                                             4,450             358
NRG Energy, Inc. (AE)                                   1,650              80
Peabody Energy Corp.                                   26,194           2,606
Pride International, Inc. (AE)                         11,900             420
Reliant Energy, Inc. (AE)                             416,200           4,212
Schlumberger, Ltd.                                     66,580           8,486
Transocean, Inc. (AE)                                   7,475             607
Williams Cos., Inc.                                    60,100           1,433
                                                                 ------------
                                                                       51,109
                                                                 ------------

Producer Durables - 5.9%
ADC Telecommunications, Inc. (AE)(N)                   19,121             485
Agilent Technologies, Inc. (AE)                        31,357           1,063
American Tower Corp. Class A (AE)                      14,400             446
Applied Materials, Inc.                               346,960           6,610
Boeing Co.                                            140,880           9,623
Caterpillar, Inc.                                     215,728          14,648
Crown Castle International Corp. (AE)                  64,600           2,043
Deere & Co.                                            47,000           3,373

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ESCO Technologies, Inc. (AE)                           12,400             609
Goodrich Corp.                                         30,150           1,187
Hubbell, Inc. Class B                                   4,500             202
Illinois Tool Works, Inc.                              50,190           4,230
Ingersoll-Rand Co., Ltd. Class A                        6,200             243
Joy Global, Inc.                                       48,780           2,636
KB Home                                                30,220           2,303
KLA-Tencor Corp.                                       22,430           1,166
Lennar Corp. Class A (N)                               30,236           1,892
Lockheed Martin Corp.                                 106,786           7,224
Nokia OYJ - ADR                                       141,700           2,604
Northrop Grumman Corp. (N)                             90,530           5,625
Pitney Bowes, Inc.                                      3,500             150
Rockwell Collins, Inc.                                 38,400           1,802
Teradyne, Inc. (AE)                                    27,000             470
Thermo Electron Corp. (AE)                             84,300           2,836
Toll Brothers, Inc. (AE)                               15,993             544
United Technologies Corp.                              73,771           4,306
WW Grainger, Inc.                                      19,470           1,381
                                                                 ------------
                                                                       79,701
                                                                 ------------

Technology - 12.2%
Advanced Micro Devices, Inc. (AE)                      65,930           2,760
Agere Systems, Inc. (AE)(N)                            26,200             325
Akamai Technologies, Inc. (AE)(N)                      73,250           1,599
Apple Computer, Inc. (AE)                             102,350           7,728
Arrow Electronics, Inc. (AE)                            7,800             268
ATI Technologies, Inc. (AE)(N)                         55,200             985
AU Optronics Corp. - ADR (N)                          135,662           2,074
Avnet, Inc. (AE)                                       88,700           2,169
BearingPoint, Inc. (AE)(N)                            184,700           1,518
Broadcom Corp. Class A (AE)                           105,308           7,182
Celestica, Inc. (AE)(N)                                98,600             984
Cisco Systems, Inc. (AE)                              348,000           6,462
Corning, Inc. (AE)                                    108,160           2,634
Electronic Data Systems Corp.                          17,700             446
EMC Corp. (AE)                                        143,120           1,918
F5 Networks, Inc. (AE)                                 22,700           1,469
Flextronics International, Ltd. (AE)                   20,450             214
General Dynamics Corp.                                 28,031           3,262
Hewlett-Packard Co.                                   589,507          18,381
Intel Corp.                                            77,900           1,657
International Business Machines Corp.                  50,150           4,077
International Rectifier Corp. (AE)                     43,350           1,577
JDS Uniphase Corp. (AE)(N)                            581,860           1,821
Juniper Networks, Inc. (AE)                           149,600           2,712
L-3 Communications Holdings, Inc.                      17,800           1,442
Marvell Technology Group, Ltd. (AE)                    32,030           2,192

 6  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Maxim Integrated Products, Inc.                       146,500           6,012
Micron Technology, Inc. (AE)(N)                       254,320           3,733
Microsoft Corp.                                       885,613          24,930
Motorola, Inc.                                        433,656           9,848
National Semiconductor Corp.                           89,200           2,516
Network Appliance, Inc. (AE)                           40,280           1,257
Oracle Corp. (AE)                                     271,400           3,412
PerkinElmer, Inc.                                      83,500           1,899
Qualcomm, Inc.                                        381,454          18,295
Red Hat, Inc. (AE)                                     36,700           1,062
Salesforce.com, Inc. (AE)(N)                           40,500           1,663
SanDisk Corp. (AE)                                     32,400           2,182
Sanmina-SCI Corp. (AE)                                 19,900              84
Seagate Technology, Inc. (N)                           56,000           1,460
Seagate Technology, Inc. (AE)                           9,400              --
Silicon Image, Inc. (AE)(N)                            79,100             915
Solectron Corp. (AE)                                   97,600             373
Sony Corp. - ADR                                       26,540           1,298
Tellabs, Inc. (AE)                                     23,300             298
Texas Instruments, Inc.                                56,400           1,649
Unisys Corp. (AE)(N)                                   17,700             118
Vishay Intertechnology, Inc. (AE)                      44,400             703
Xilinx, Inc.                                           47,500           1,338
                                                                 ------------
                                                                      162,901
                                                                 ------------
Utilities - 3.8%
America Movil SA de CV Series L                        65,188           2,199
American Electric Power Co., Inc.                       4,600             172
AT&T, Inc.                                             26,600             690
BellSouth Corp.                                       180,450           5,191
Comcast Corp. Class A (AE)                             46,183           1,285
Constellation Energy Group, Inc.                       13,200             769
Dominion Resources, Inc. (N)                          122,300           9,237
DTE Energy Co.                                          4,700             198
Entergy Corp.                                          71,050           4,939
NII Holdings, Inc. (AE)(N)                             28,700           1,419
Northeast Utilities (N)                                20,100             400
Progress Energy, Inc. (N)                              17,600             768
Progress Energy, Inc.                                   3,200              --
Puget Energy, Inc. (N)                                  3,600              76
Sprint Nextel Corp.                                   624,590          14,297
Telephone & Data Systems, Inc.                         24,450             838

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TXU Corp.                                              54,180           2,744
Verizon Communications, Inc.                          144,559           4,577
Wisconsin Energy Corp.                                 13,300             552
Xcel Energy, Inc.                                       6,400             124
                                                                 ------------
                                                                       50,475
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,045,314)                                                   1,236,184
                                                                 ------------

LONG-TERM INVESTMENTS - 0.1%
Corporate Bonds and Notes - 0.1%
AMR Corp. (N)
   4.250% due 09/23/23                                    513             741
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $507)                                                               741
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.2%
Frank Russell Investment Company Money Market
   Fund                                            89,797,285          89,797
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                  6,000           5,972
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $95,769)                                                         95,769
                                                                 ------------

OTHER SECURITIES - 6.4%
Frank Russell Investment Company Money Market
   Fund (X)                                        31,419,518          31,420
State Street Securities Lending Quality Trust
   (X)                                             53,952,985          53,953
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $85,373)                                                         85,373
                                                                 ------------

TOTAL INVESTMENTS - 106.0%
(identified cost $1,226,963)                                        1,418,067

OTHER ASSETS AND LIABILITIES,
NET - (6.0%)                                                          (80,115)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,337,952
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                                Equity I Fund  7

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000(R) Index
   expiration date 03/06 (16)                               5,600                 92
Russell 1000 Mini Index (CME)
   expiration date 03/06 (40)                               2,799                 39
S&P Midcap 400 E-Mini Index (CME)
   expiration date 03/06 (105)                              8,235                291
S&P Midcap 400 Index (CME)
   expiration date 03/06 (28)                              10,980                527
S&P 500 E-Mini Index (CME)
   expiration date 03/06 (185)                             11,873                 (3)
S&P 500 Index (CME)
   expiration date 03/06 (191)                             61,292                329
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,275
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 8  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.7%
Auto and Transportation - 3.4%
Airtran Holdings, Inc. (AE)                            44,473             753
Alaska Air Group, Inc. (AE)                            19,700             629
AMR Corp. (AE)(N)                                      23,100             524
ArvinMeritor, Inc.                                     37,100             647
Autoliv, Inc.                                          41,500           2,033
DryShips, Inc. (N)                                     45,000             500
EGL, Inc. (AE)                                         20,900             855
Expeditors International Washington, Inc.              10,571             777
Freightcar America, Inc.                                2,400             138
General Maritime Corp. (N)                             24,500             920
Grupo TMM SA Series A (AE)(N)                          56,900             275
Hayes Lemmerz International, Inc. (AE)(N)              14,900              56
Kansas City Southern (AE)(N)                           23,000             598
Laidlaw International, Inc.                            60,100           1,635
Maritrans, Inc. (N)                                    19,500             512
Martin Midstream Partners, LP (N)                      25,606             777
Navistar International Corp. (AE)                      48,900           1,330
OMI Corp. (N)                                          51,800             910
Overseas Shipholding Group, Inc.                       13,100             676
Pacer International, Inc.                              13,000             379
RailAmerica, Inc. (AE)                                  8,400              83
SCS Transportation, Inc. (AE)(N)                       11,600             311
Skywest, Inc. (N)                                      28,800             840
Stolt-Nielsen SA - ADR (N)                              7,000             233
Teekay Shipping Corp. (N)                              22,000             854
Tenneco, Inc. (AE)                                     25,268             555
Thor Industries, Inc. (N)                               9,300             397
TRW Automotive Holdings Corp. (AE)                     40,600           1,043
US Airways Group, Inc. (AE)(N)                         13,800             405
US Xpress Enterprises, Inc. Class A (AE)(N)             7,800             129
UTI Worldwide, Inc. (N)                                19,836           2,077
Visteon Corp. (N)                                      72,900             383
Wabtec Corp.                                           23,710             748
World Air Holdings, Inc. (AE)(N)                       16,300             143
                                                                 ------------
                                                                       23,125
                                                                 ------------

Consumer Discretionary - 16.4%
Activision, Inc. (AE)                                  57,000             817
Adesa, Inc.                                            47,000           1,203
Administaff, Inc.                                      19,650             846
Advance Auto Parts, Inc. (AE)                          28,700           1,250
Advisory Board Co. (The) (AE)(N)                       29,541           1,476
Alberto-Culver Co.                                      4,700             208
Alliance Gaming Corp. (AE)(N)                          37,800             575
Alloy, Inc. (AE)(N)                                    30,700              86
American Greetings Corp. Class A (N)                   37,250             760

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ameristar Casinos, Inc.                                 4,500             101
AMN Healthcare Services, Inc. (AE)                     74,400           1,501
AnnTaylor Stores Corp. (AE)                             2,200              73
Arbitron, Inc. (N)                                     21,280             845
Asbury Automotive Group, Inc. (AE)(N)                  15,500             279
Banta Corp.                                            15,600             797
BJ's Restaurants, Inc. (AE)(N)                         18,100             458
Brightpoint, Inc. (AE)                                107,025           2,418
Brink's Co. (The)                                      14,600             777
Brown Shoe Co., Inc.                                    2,200              99
Carter's, Inc. (AE)(N)                                 14,100             959
Catalina Marketing Corp. (N)                            5,800             130
Cato Corp. (The) Class A                               21,150             457
Central European Distribution Corp. (AE)(N)            15,800             608
Central Garden and Pet Co. (AE)(N)                     23,000           1,140
Charlotte Russe Holding, Inc. (AE)(N)                   4,700              77
Charming Shoppes, Inc. (AE)(N)                          7,200              88
Cheesecake Factory, Inc. (The) (AE)                    15,141             558
Chemed Corp.                                           39,097           2,078
Children's Place Retail Stores, Inc. (The)
   (AE)(N)                                              6,200             272
Choice Hotels International, Inc.                      23,000           1,093
ChoicePoint, Inc. (AE)                                 26,100           1,073
Churchill Downs, Inc. (N)                                 600              24
Circuit City Stores, Inc.                              89,029           2,244
Claire's Stores, Inc.                                  51,900           1,643
CNET Networks, Inc. (AE)                              106,300           1,597
Cogent, Inc. (AE)(N)                                   13,300             320
Conn's, Inc. (AE)(N)                                   13,300             578
Convergys Corp. (AE)                                   68,500           1,178
Copart, Inc. (AE)                                       1,300              33
Corinthian Colleges, Inc. (AE)                         32,000             406
Corporate Executive Board Co.                          29,200           2,457
Cosi, Inc. (AE)(N)                                     21,100             206
CoStar Group, Inc. (AE)(N)                             18,300             915
Cox Radio, Inc. Class A (AE)                            5,100              72
Cross Country Healthcare, Inc. (AE)(N)                 32,300             638
CSK Auto Corp. (AE)(N)                                 43,400             703
Dillard's, Inc. Class A                                15,110             391
Dolby Laboratories, Inc. Class A (AE)                  46,500             947
Dollar Thrifty Automotive Group (AE)                    5,500             209
Domino's Pizza, Inc.                                   20,650             514
DreamWorks Animation SKG, Inc. Class A (AE)            22,361             599
Dress Barn, Inc. (AE)(N)                               23,200           1,070

                                                               Equity II Fund  9

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EarthLink, Inc. (AE)                                   42,000             480
Education Management Corp. (AE)                        69,762           2,136
Entercom Communications Corp. (AE)                     26,000             785
Ethan Allen Interiors, Inc. (N)                        22,300             948
Federated Department Stores, Inc.                      11,000             733
First Advantage Corp. Class A (AE)(N)                  17,900             493
Foot Locker, Inc.                                      30,000             682
FTI Consulting, Inc. (AE)                              14,000             379
Furniture Brands International, Inc. (N)               23,800             573
Geo Group, Inc. (The) (AE)                              2,600              64
Getty Images, Inc. (AE)(N)                             23,313           1,904
Gildan Activewear, Inc. (AE)                           17,400             838
Great Wolf Resorts, Inc. (AE)(N)                       15,400             160
Guess?, Inc. (AE)(N)                                   46,600           1,977
Gymboree Corp. (AE)                                    64,100           1,579
Handleman Co. (N)                                      15,400             183
Hasbro, Inc.                                           41,800             886
Hearst-Argyle Television, Inc. (N)                     69,630           1,663
Heidrick & Struggles International, Inc. (AE)          31,300           1,050
Helen of Troy, Ltd. (AE)(N)                            36,500             699
Hewitt Associates, Inc. Class A (AE)                   14,358             383
Hollinger International, Inc. Class A                  10,900              99
International Speedway Corp. Class A                   12,600             595
Jack in the Box, Inc. (AE)                             51,600           2,052
Jo-Ann Stores, Inc. (AE)(N)                            36,700             482
John Wiley & Sons, Inc. Class A                         3,400             129
Jones Apparel Group, Inc.                              19,500             610
Kellwood Co. (N)                                        6,600             160
Kelly Services, Inc. Class A                            1,000              27
Korn/Ferry International (AE)                          33,814             668
Labor Ready, Inc. (AE)(N)                              21,950             511
Lamar Advertising Co. Class A (AE)                     46,900           2,154
Leapfrog Enterprises, Inc. (AE)(N)                     68,100             772
Lee Enterprises, Inc. (N)                              20,000             704
Lenox Group, Inc. (AE)(N)                               3,600              49
LIFE TIME Fitness, Inc. (AE)(N)                        53,400           2,061
Lifeline Systems, Inc. (AE)(N)                         30,500           1,434
Lifetime Brands, Inc. (N)                               3,900              85
Lightbridge, Inc. (AE)                                 82,600             805
Lin TV Corp. Class A (AE)(N)                           45,500             465
Lithia Motors, Inc. Class A (N)                        10,900             332
Liz Claiborne, Inc.                                    36,400           1,264
Luby's, Inc. (AE)(N)                                   22,250             325
MarineMax, Inc. (AE)(N)                                 4,000             126
Marvel Entertainment, Inc. (AE)(N)                     35,350             589
MAXIMUS, Inc.                                          11,100             434
McClatchy Co. Class A (N)                              13,000             735
Media General, Inc. Class A                               900              43
Men's Wearhouse, Inc.                                  12,550             429
Meredith Corp.                                         12,000             657

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mohawk Industries, Inc. (AE)                            9,800             833
Monster Worldwide, Inc. (AE)                           14,800             631
Movado Group, Inc.                                      3,300              62
MPS Group, Inc. (AE)                                  132,394           1,881
NetFlix, Inc. (AE)(N)                                   6,100             168
Netratings, Inc. (AE)(N)                                4,500              60
Orient-Express Hotels, Ltd. Class A                    65,310           2,108
Pacific Sunwear of California, Inc. (AE)               33,000             809
Pantry, Inc. (The) (AE)                                 1,300              71
Papa John's International, Inc. (AE)(N)                27,800             965
Payless Shoesource, Inc. (AE)                          23,500             572
PetMed Express, Inc. (AE)(N)                           38,600             682
PHH Corp. (AE)                                         32,600             939
Phillips-Van Heusen Corp.                              28,900           1,044
Pier 1 Imports, Inc. (N)                               62,600             677
Playtex Products, Inc. (AE)                            41,200             553
Pre-Paid Legal Services, Inc. (N)                      13,420             513
ProQuest Co. (AE)(N)                                    2,200              65
Providence Service Corp. (The) (AE)                    28,300             809
Quanta Services, Inc. (AE)(N)                          40,700             564
Quiksilver, Inc. (AE)                                  36,300             509
Radio One, Inc. Class D (AE)(N)                        42,400             465
RadioShack Corp. (N)                                   27,700             615
Regal Entertainment Group Class A (N)                   3,400              63
Resources Connection, Inc. (AE)(N)                     57,575           1,565
RR Donnelley & Sons Co.                                 5,400             176
Ryan's Restaurant Group, Inc. (AE)(N)                  49,000             640
Scholastic Corp. (AE)                                  16,800             505
Scotts Miracle-Gro Co. (The) Class A                    9,500             470
SCP Pool Corp.                                         66,500           2,652
Select Comfort Corp. (AE)(N)                           22,300             615
Service Corp. International                            46,400             380
ServiceMaster Co. (The)                                59,000             763
Skechers USA, Inc. Class A (AE)                        12,400             240
Sonic Automotive, Inc. (N)                              9,850             232
Speedway Motorsports, Inc.                              1,600              57
Stage Stores, Inc. (N)                                 38,040           1,129
Stanley Furniture Co., Inc.                             2,900              78
Stride Rite Corp.                                      15,800             229
Tech Data Corp. (AE)                                   38,370           1,582
TeleTech Holdings, Inc. (AE)(N)                        19,730             230
Tetra Tech, Inc. (AE)                                   7,100             119
Texas Roadhouse, Inc. Class A (AE)(N)                  30,400             472
Trans World Entertainment Corp. (AE)(N)                 2,594              14
True Religion Apparel, Inc. (AE)(N)                    19,300             453

 10  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tupperware Brands Corp. (N)                            13,200             293
United Natural Foods, Inc. (AE)(N)                     15,700             508
Valassis Communications, Inc. (AE)                     18,500             516
Volcom, Inc. (AE)                                      13,600             516
Washington Post Co. (The) Class B                         975             744
Watson Wyatt & Co. Holdings (N)                         3,500             107
WebSideStory, Inc. (AE)(N)                             36,100             727
WESCO International, Inc. (AE)                         24,950           1,196
West Corp. (AE)                                        37,300           1,523
Wet Seal, Inc. (The) Class A (AE)(N)                    2,400              12
Wolverine World Wide, Inc.                              6,694             161
Zumiez, Inc. (AE)(N)                                    5,000             242
                                                                 ------------
                                                                      112,041
                                                                 ------------

Consumer Staples - 0.9%
Boston Beer Co., Inc. Class A (AE)                      3,200              83
Coca-Cola Bottling Co. Consolidated (N)                18,711             841
Constellation Brands, Inc. Class A (AE)                27,000             721
Longs Drug Stores Corp. (N)                            19,783             692
Molson Coors Brewing Co. Class B                       32,500           2,031
Pathmark Stores, Inc. (AE)                             23,600             256
Pilgrim's Pride Corp. (N)                               7,990             194
Seaboard Corp. (N)                                        200             294
Spartan Stores, Inc. (AE)(N)                           11,500             137
Weis Markets, Inc. (N)                                 19,500             818
                                                                 ------------
                                                                        6,067
                                                                 ------------

Financial Services - 18.0%
21st Century Insurance Group                            3,200              52
Affiliated Managers Group, Inc. (AE)                   11,580           1,075
AG Edwards, Inc.                                       21,600           1,027
Alfa Corp. (N)                                          6,200             105
Alliance Capital Management Holding, LP (N)             8,500             514
Alliance Data Systems Corp. (AE)                      102,325           4,323
AMB Property Corp. (o)                                 24,600           1,284
American Financial Group, Inc.                         10,900             410
AmeriCredit Corp. (AE)                                 43,880           1,262
Apollo Investment Corp.                                21,500             392
Ashford Hospitality Trust, Inc. (o)(N)                 45,900             562
Aspen Insurance Holdings, Ltd.                         32,000             742
Associated Banc-Corp                                   33,780           1,143
Assurant, Inc.                                          7,700             354
Axis Capital Holdings, Ltd.                            20,800             622
Bank of Hawaii Corp.                                   19,130             999
Banner Corp.                                            3,000              97
Bear Stearns Cos., Inc. (The)                           6,900             873
BISYS Group, Inc. (The) (AE)                           76,400           1,107
BOK Financial Corp.                                     5,420             247

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Calamos Asset Management, Inc. Class A                 39,200           1,362
Camden Property Trust (o)                              19,800           1,289
CapitalSource, Inc. (N)                                88,092           1,934
CB Richard Ellis Group, Inc. Class A (AE)              24,900           1,572
CBL & Associates Properties, Inc. (o)                  43,830           1,855
CharterMac                                             15,100             333
Checkfree Corp. (AE)                                   50,900           2,638
Chemical Financial Corp. (N)                            3,990             125
Chittenden Corp.                                       14,600             414
CIT Group, Inc.                                        13,100             699
City National Corp.                                    32,200           2,414
CNA Surety Corp. (AE)(N)                               54,600             878
Colonial BancGroup, Inc. (The)                         76,800           1,912
Commerce Bancshares, Inc.                               6,400             324
Commerce Group, Inc.                                    2,800             151
Commercial Net Lease Realty (o)(N)                     46,370           1,063
Community Bank System, Inc. (N)                         9,000             209
CompuCredit Corp. (AE)(N)                               9,300             373
Conseco, Inc. (AE)                                      7,200             175
Corus Bankshares, Inc. (N)                              5,300             340
Cousins Properties, Inc. (o)                           26,200             818
Crescent Real Estate Equities Co. (o)(N)               47,100             998
Cybersource Corp. (AE)(N)                              85,300             739
Delphi Financial Group Class A                         13,742             655
Digital Insight Corp. (AE)                             17,800             638
Doral Financial Corp. (N)                              84,000             913
Downey Financial Corp. (N)                              9,300             609
Dun & Bradstreet Corp. (AE)                             9,900             716
Entertainment Properties Trust (o)                      4,200             183
Equifax, Inc.                                          27,600           1,058
Equity Lifestyle Properties, Inc. (o)                   6,600             304
Equity One, Inc. (o)                                   17,300             415
eSpeed, Inc. Class A (AE)(N)                            7,658              70
Fair Isaac Corp.                                       11,900             527
Federal Realty Investors Trust (o)                     18,400           1,229
First American Corp.                                   39,000           1,826
First Republic Bank                                     7,400             281
FirstFed Financial Corp. (AE)(N)                        9,130             572
FPIC Insurance Group, Inc. (AE)(N)                      9,100             339
Fremont General Corp. (N)                              35,120             860
Fulton Financial Corp. (N)                             19,700             354
GATX Corp. (N)                                         40,700           1,616
GFI Group, Inc. (AE)(N)                                33,900           1,851
Global Payments, Inc.                                  63,099           3,214

                                                              Equity II Fund  11

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greenhill & Co., Inc. (N)                               1,200              69
Hanmi Financial Corp. (N)                              27,200             517
Hanover Insurance Group, Inc. (The)                    23,100           1,119
Harbor Florida Bancshares, Inc. (N)                     1,600              62
Harleysville Group, Inc. (N)                            3,041              84
HCC Insurance Holdings, Inc.                           35,450           1,101
Healthcare Realty Trust, Inc. (o)                      24,800             869
HealthExtras, Inc. (AE)                                40,000           1,316
HomeBanc Corp./Atlanta GA (AE)(o)                      15,800             132
Horace Mann Educators Corp.                            18,200             357
Hospitality Properties Trust (o)                       13,900             596
HRPT Properties Trust (o)                             163,570           1,755
Infinity Property & Casualty Corp.                     18,000             694
Inland Real Estate Corp. (o)(N)                         4,100              63
Innkeepers USA Trust (o)                               39,000             693
Investment Technology Group, Inc. (AE)                 74,750           3,362
Investors Financial Services Corp. (N)                 37,700           1,770
IPC Holdings, Ltd. (N)                                 47,300           1,289
iStar Financial, Inc. (o)                              26,700             958
Jack Henry & Associates, Inc.                          52,800           1,081
Jefferies Group, Inc.                                  19,900           1,084
Jones Lang LaSalle, Inc.                               19,200           1,130
Knight Capital Group, Inc. Class A (AE)(N)             88,000           1,002
LandAmerica Financial Group, Inc. (N)                  34,321           2,264
Liberty Property Trust (o)                              6,000             272
Macerich Co. (The) (o)                                 16,500           1,197
Mack-Cali Realty Corp. (o)                             22,700           1,015
Markel Corp. (AE)                                       4,250           1,419
MB Financial, Inc. (N)                                  4,300             151
MeriStar Hospitality Corp. (AE)(o)(N)                  61,300             629
MoneyGram International, Inc.                          18,600             494
Morningstar, Inc. (AE)                                  6,500             250
Nasdaq Stock Market, Inc. (The) (AE)                   19,900             834
National Penn Bancshares, Inc. (N)                      6,234             142
Nationwide Financial Services, Inc. Class A            13,800             587
Nelnet, Inc. Class A (AE)                              20,900             859
New Century Financial Corp. (o)(N)                     17,500             687
New Plan Excel Realty Trust (o)(N)                     22,300             550
North Fork Bancorporation, Inc.                        30,500             784
Omega Healthcare Investors, Inc. (o)                   15,600             205
optionsXpress Holdings, Inc. (N)                       32,500             949
Pan Pacific Retail Properties, Inc. (o)                 7,600             526
PFF Bancorp, Inc.                                       6,575             208
Phoenix Cos., Inc. (The) (N)                           39,700             599
PMA Capital Corp. Class A (AE)                          6,500              60
Portfolio Recovery Associates, Inc. (AE)(N)             3,540             174
Post Properties, Inc. (o)                               5,300             216
ProAssurance Corp. (AE)                                23,755           1,216

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Protective Life Corp.                                  35,400           1,591
PS Business Parks, Inc. (o)                            10,400             570
R&G Financial Corp. Class B (N)                        12,500             162
Radian Group, Inc.                                     18,100           1,036
Raymond James Financial, Inc.                          26,700           1,136
Reinsurance Group of America, Inc.                     20,100             975
RenaissanceRe Holdings, Ltd. (N)                       18,000             816
Republic Bancorp, Inc. Class A (N)                     28,025             580
Ryder System, Inc.                                     43,400           1,940
Safety Insurance Group, Inc. (N)                       10,400             417
Senior Housing Properties Trust (o)                    33,630             603
Southwest Bancorp, Inc. (N)                            31,500             702
Sovereign Bancorp, Inc.                                33,500             730
Sovran Self Storage, Inc. (o)                          15,800             783
StanCorp Financial Group, Inc.                         25,400           1,264
State Auto Financial Corp. (N)                          6,700             258
Sterling Bancorp                                        4,305             100
Sterling Bancshares, Inc. (N)                          20,100             337
Sterling Financial Corp. (N)                            4,500              93
Stewart Information Services Corp. (N)                 25,050           1,339
Sunstone Hotel Investors, Inc. (o)                     47,900           1,413
SVB Financial Group (AE)                               19,010             941
TCF Financial Corp.                                    15,900             397
TD Banknorth, Inc. (N)                                 24,500             710
TradeStation Group, Inc. (AE)(N)                       70,200           1,242
UCBH Holdings, Inc. (N)                                18,400             319
Umpqua Holdings Corp. (N)                              13,300             375
United Rentals, Inc. (AE)(N)                           30,400             891
Universal Health Realty Income Trust (o)(N)             2,100              73
Webster Financial Corp.                                16,500             777
Whitney Holding Corp.                                  11,850             390
WR Berkley Corp.                                       28,905           1,428
Wright Express Corp. (AE)                              43,000           1,094
Zenith National Insurance Corp.                        18,850           1,042
Zions Bancorporation                                    8,000             633
                                                                 ------------
                                                                      122,582
                                                                 ------------

Health Care - 9.8%
Accelrys, Inc. (AE)(N)                                 60,400             411
Allion Healthcare, Inc. (AE)(N)                        18,600             283
Allscripts Healthcare Solutions, Inc. (AE)             39,075             688
Alpharma, Inc. Class A (N)                             29,000             970
American Healthways, Inc. (AE)                          7,052             315

 12  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Applera Corp. - Celera Genomics Group (AE)             63,450             746
Arena Pharmaceuticals, Inc. (AE)(N)                    61,080           1,037
Arthrocare Corp. (AE)(N)                               40,989           1,836
Barr Pharmaceuticals, Inc. (AE)                        10,700             702
Bio-Rad Laboratories, Inc. Class A (AE)(N)             14,600             984
BioMarin Pharmaceuticals, Inc. (AE)                    19,900             233
Cephalon, Inc. (AE)(N)                                 14,600           1,035
Cerner Corp. (AE)                                       1,500              68
Community Health Systems, Inc. (AE)                    40,731           1,482
Cytyc Corp. (AE)                                      104,000           3,130
Dade Behring Holdings, Inc.                            22,000             861
DaVita, Inc. (AE)                                      94,274           5,162
Digene Corp. (AE)(N)                                   27,400             910
Edwards Lifesciences Corp. (AE)                        31,510           1,353
Flamel Technologies SA - ADR (AE)(N)                    8,200             192
Gene Logic, Inc. (AE)(N)                               19,200              76
Genesis HealthCare Corp. (AE)                           3,300             121
Greatbatch, Inc. (AE)                                  21,550             561
Haemonetics Corp. (AE)                                 24,700           1,284
Health Net, Inc. (AE)                                  28,900           1,427
Henry Schein, Inc. (AE)                                25,299           1,180
Hologic, Inc. (AE)                                     56,100           2,887
Illumina, Inc. (AE)(N)                                 27,600             592
Immucor, Inc. (AE)                                     27,545             828
Inspire Pharmaceuticals, Inc. (AE)(N)                   9,200              46
Intralase Corp. (AE)(N)                                32,800             651
Invitrogen Corp. (AE)                                  15,400           1,061
IRIS International, Inc. (AE)                           8,000             183
Kendle International, Inc. (AE)(N)                     19,800             494
Kindred Healthcare, Inc. (AE)(N)                        7,620             175
Kos Pharmaceuticals, Inc. (AE)(N)                      13,556             594
Kyphon, Inc. (AE)(N)                                   13,500             561
LCA-Vision, Inc. (N)                                    1,700              95
Lifecell Corp. (AE)                                    32,700             710
Lincare Holdings, Inc. (AE)                            41,200           1,741
Magellan Health Services, Inc. (AE)(N)                 76,000           2,772
Matria Healthcare, Inc. (AE)(N)                        26,300           1,122
Maxygen, Inc. (AE)(N)                                   8,300              68
Medicis Pharmaceutical Corp. Class A                   33,238           1,027
Mentor Corp. (N)                                       19,750             889
Millennium Pharmaceuticals, Inc. (AE)                  33,000             341
Myriad Genetics, Inc. (AE)(N)                          26,700             572
Natus Medical, Inc. (AE)(N)                            32,400             612
NPS Pharmaceuticals, Inc. (AE)(N)                      27,800             395
Nuvelo, Inc. (AE)(N)                                   14,800             254
Odyssey HealthCare, Inc. (AE)(N)                       17,800             363
Palomar Medical Technologies, Inc. (AE)(N)             22,600             890
Panacos Pharmaceuticals, Inc. (AE)                     40,200             372

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Parexel International Corp. (AE)                       17,600             429
Pediatrix Medical Group, Inc. (AE)(N)                  17,400           1,526
Perrigo Co.                                             5,600              87
Pharmaceutical Product Development, Inc.               16,500           1,141
Pharmacopeia Drug Discovery, Inc. (AE)                 31,000             135
Phase Forward, Inc. (AE)(N)                            42,900             399
PolyMedica Corp. (N)                                   26,889           1,068
Regeneron Pharmaceuticals, Inc. (AE)(N)                47,500             723
Resmed, Inc. (AE)(N)                                    9,656             381
Respironics, Inc. (AE)                                 46,600           1,679
Sierra Health Services, Inc. (AE)                       9,200             365
SonoSite, Inc. (AE)(N)                                 25,000             984
Stericycle, Inc. (AE)                                  21,800           1,303
Steris Corp.                                            4,200             113
Sunrise Senior Living, Inc. (AE)(N)                     7,700             280
Sybron Dental Specialties, Inc. (AE)                   23,733           1,011
Symmetry Medical, Inc. (AE)                            24,584             523
Syneron Medical, Ltd. (AE)(N)                          10,600             295
Thoratec Corp. (AE)                                    28,300             716
United Surgical Partners International, Inc.
   (AE)                                                24,028             931
US Physical Therapy, Inc. (AE)                          5,500             102
Valeant Pharmaceuticals International                  43,100             774
Varian Medical Systems, Inc. (AE)                      11,528             694
VCA Antech, Inc. (AE)                                  35,400             980
Ventana Medical Systems, Inc. (AE)(N)                   2,280              92
ViaCell, Inc. (AE)(N)                                   2,100              11
Viasys Healthcare, Inc. (AE)                           15,000             425
Vion Pharmaceuticals, Inc. (AE)                        19,900              37
ViroPharma, Inc. (AE)(N)                               24,200             562
Watson Pharmaceuticals, Inc. (AE)                      33,850           1,120
Zoll Medical Corp. (AE)                                25,400             696
                                                                 ------------
                                                                       66,924
                                                                 ------------

Integrated Oils - 0.1%
Giant Industries, Inc. (AE)(N)                          9,300             650
KCS Energy, Inc. (AE)(N)                                5,800             168
                                                                 ------------
                                                                          818
                                                                 ------------

Materials and Processing - 6.9%
ABM Industries, Inc.                                   24,400             466
Acuity Brands, Inc.                                    13,600             515
Agrium, Inc.                                           42,200           1,007

                                                              Equity II Fund  13

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Airgas, Inc.                                           32,760           1,270
Albany International Corp. Class A                     12,800             474
Aleris International, Inc. (AE)                        10,583             440
AM Castle & Co. (N)                                    33,000             995
Arqule, Inc. (AE)                                       7,300              39
Ashland, Inc.                                           6,200             409
Ball Corp.                                             22,500             911
Bluegreen Corp. (AE)(N)                                 5,000              81
BlueLinx Holdings, Inc. (N)                             6,300              95
Building Material Holding Corp. (N)                     4,700             372
Cambrex Corp. (N)                                      23,400             517
Cameco Corp.                                            7,883             623
Celanese Corp.                                         40,600             831
Century Aluminum Co. (AE)                              25,661             875
CF Industries Holdings, Inc. (N)                       13,700             233
Chicago Bridge & Iron Co. NV                           31,708             978
CIRCOR International, Inc. (N)                          1,700              47
Comfort Systems USA, Inc. (N)                          21,410             225
Commercial Metals Co.                                   2,600             123
Constar International, Inc. (AE)(N)                    31,900             126
Crown Holdings, Inc. (AE)                              45,400             849
Cytec Industries, Inc.                                 40,600           2,014
Cytokinetics, Inc. (AE)                                 8,300              59
Eagle Materials, Inc. (N)                               3,300             538
Eastman Chemical Co.                                   13,300             641
ElkCorp                                                23,363             822
EMCOR Group, Inc. (AE)                                 12,200           1,001
Encore Wire Corp. (AE)(N)                              13,912             378
Energizer Holdings, Inc. (AE)                          13,690             741
Exide Technologies (AE)(N)                             46,800             173
Florida Rock Industries, Inc.                           8,100             438
FMC Corp. (AE)                                          3,000             169
Georgia Gulf Corp. (N)                                 19,500             667
Gold Kist, Inc. (AE)(N)                                 4,400              67
Granite Construction, Inc. (N)                         10,000             405
Greif, Inc. Class A                                     3,200             208
Harsco Corp.                                           18,600           1,474
HB Fuller Co.                                           3,650             138
Hercules, Inc. (AE)                                   105,900           1,240
Insituform Technologies, Inc. Class A (AE)(N)          35,500             902
Jacobs Engineering Group, Inc. (AE)                    13,400           1,117
Jacuzzi Brands, Inc. (AE)(N)                           64,100             608
Lafarge North America, Inc.                            33,000           2,033
Lamson & Sessions Co. (The) (AE)(N)                    30,000             915
Lennox International, Inc.                             15,700             502
Martin Marietta Materials, Inc.                        24,400           2,069
Metal Management, Inc. (N)                             30,000             838
Minerals Technologies, Inc.                            10,300             575
Mosaic Co. (The) (AE)(N)                               24,600             380
Mueller Industries, Inc.                               16,400             476

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Myogen, Inc. (AE)(N)                                   21,600             806
NS Group, Inc. (AE)                                    16,168             731
Pactiv Corp. (AE)                                      16,300             363
PDL BioPharma, Inc. (AE)(N)                            20,000             583
PolyOne Corp. (AE)                                     56,900             407
Pope & Talbot, Inc.                                     1,800              15
Precision Castparts Corp.                              12,200             609
Quanex Corp. (N)                                       17,330           1,076
Reliance Steel & Aluminum Co.                          20,800           1,654
Silgan Holdings, Inc.                                  12,600             477
Steel Dynamics, Inc.                                   18,400             854
Terra Industries, Inc. (AE)(N)                         48,350             334
Texas Industries, Inc. (N)                             14,500             780
Trammell Crow Co. (AE)                                  8,000             227
Universal Forest Products, Inc. (N)                     1,900             109
URS Corp. (AE)                                         15,085             645
US Concrete, Inc. (AE)                                  5,700              69
USEC, Inc. (N)                                         18,740             287
USG Corp. (AE)(N)                                       5,440             518
Valmont Industries, Inc.                               13,400             537
Washington Group International, Inc.                   15,173             901
Watsco, Inc. (N)                                       10,700             757
WD-40 Co.                                               4,400             138
                                                                 ------------
                                                                       46,966
                                                                 ------------

Miscellaneous - 1.3%
Brunswick Corp.                                        25,000             940
Johnson Controls, Inc.                                 11,200             776
McDermott International, Inc. (AE)                     23,645           1,230
SPX Corp.                                              19,900             949
Teleflex, Inc.                                         11,400             719
Trinity Industries, Inc. (N)                           32,400           1,654
Walter Industries, Inc.                                19,691           1,245
Wesco Financial Corp.                                   2,700           1,046
                                                                 ------------
                                                                        8,559
                                                                 ------------

Other Energy - 8.1%
Alliance Resource Partners, LP (N)                     10,000             380
Arch Coal, Inc.                                         5,993             520
Atwood Oceanics, Inc. (AE)                              4,071             395
Basic Energy Services, Inc. (AE)                       13,700             384
Berry Petroleum Co. Class A (N)                         3,100             246
Bill Barrett Corp. (AE)                                12,200             469
Bronco Drilling Co., Inc. (AE)                         13,500             427
Cabot Oil & Gas Corp.                                   5,400             278
Cal Dive International, Inc. (AE)(N)                   61,600           2,586

 14  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cooper Cameron Corp. (AE)                              31,800           1,539
Core Laboratories NV (AE)                              20,175             899
Denbury Resources, Inc. (AE)                           84,900           2,527
Diamond Offshore Drilling, Inc.                         6,992             593
Dril-Quip, Inc. (AE)(N)                                 5,400             340
Dynegy, Inc. Class A (AE)(N)                           61,400             338
Enbridge Energy Partners, LP (N)                       17,500             817
ENSCO International, Inc.                              21,700           1,109
Equitable Resources, Inc.                               9,100             336
Foundation Coal Holdings, Inc.                         23,300           1,036
Frontier Oil Corp.                                     16,100             763
Global Industries, Ltd. (AE)                           42,500             595
Grant Prideco, Inc. (AE)                               56,214           2,816
Grey Wolf, Inc. (AE)(N)                                43,400             382
Helmerich & Payne, Inc.                                38,600           3,025
Holly Corp. (N)                                         3,900             287
Hornbeck Offshore Services, Inc. (AE)(N)                3,100             123
Input/Output, Inc. (AE)(N)                             38,000             299
Meridian Resource Corp. (AE)                            5,500              28
Nabors Industries, Ltd. (AE)                            6,283             511
National-Oilwell Varco, Inc. (AE)                      23,102           1,757
NRG Energy, Inc. (AE)                                  23,100           1,115
Ormat Technologies, Inc. (N)                           11,400             402
Parker Drilling Co. (AE)                                6,600              79
Patterson-UTI Energy, Inc.                             18,900             711
Pioneer Drilling Co. (AE)                              58,800           1,341
Pogo Producing Co.                                     15,200             912
Precision Drilling Trust                               14,735             494
Pride International, Inc. (AE)                         37,300           1,317
Quicksilver Resources, Inc. (AE)(N)                    17,500             880
Range Resources Corp.                                  62,067           1,854
RPC, Inc. (N)                                           4,200             139
Smith International, Inc.                              19,300             869
St. Mary Land & Exploration Co. (N)                     3,800             166
Stone Energy Corp. (AE)                                 1,500              75
Swift Energy Co. (AE)(N)                               28,810           1,424
Talisman Energy, Inc.                                  16,400             999
TEPPCO Partners, LP (N)                                21,700             804
Tetra Technologies, Inc. (AE)                          25,530           1,013
Todco Class A                                          95,319           4,251
TransMontaigne, Inc. (AE)                              26,000             232
Unit Corp. (AE)                                        41,900           2,501
Universal Compression Holdings, Inc. (AE)(N)           32,500           1,560
Valero, LP                                             11,000             564
Veritas DGC, Inc. (AE)(N)                              34,941           1,574
W-H Energy Services, Inc. (AE)                         39,300           1,897
Weatherford International, Ltd. (AE)                    7,948             356

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Whiting Petroleum Corp. (AE)                           22,500           1,042
XTO Energy, Inc.                                       22,997           1,129
                                                                 ------------
                                                                       55,505
                                                                 ------------

Producer Durables - 6.9%
1-800-FLOWERS.COM, Inc. Class A (AE)(N)                14,300              94
AAR Corp. (AE)(N)                                       5,600             133
Actuant Corp. Class A                                   4,000             229
ADC Telecommunications, Inc. (AE)                      35,029             888
American Tower Corp. Class A (AE)                      92,885           2,874
Ametek, Inc.                                           23,600             971
AO Smith Corp. (N)                                      4,750             205
Applied Industrial Technologies, Inc.                   2,100              89
Arris Group, Inc. (AE)                                 69,200             814
ASML Holding NV Class G (AE)(N)                        46,100           1,041
Asyst Technologies, Inc. (AE)(N)                       38,200             274
ATMI, Inc. (AE)(N)                                     23,900             803
Audiovox Corp. Class A (AE)                             7,300             109
BE Aerospace, Inc. (AE)                                23,788             500
Briggs & Stratton Corp. (N)                            17,900             623
Brooks Automation, Inc. (AE)                           24,059             406
Bucyrus International, Inc. Class A                    16,979           1,039
Cascade Corp.                                          24,700           1,261
CNH Global NV (N)                                      22,980             433
Cognex Corp.                                           25,000             730
Columbus McKinnon Corp. (AE)                           12,600             350
Crown Castle International Corp. (AE)                  23,100             731
Cymer, Inc. (AE)(N)                                    56,900           2,568
Desarrolladora Homex SA de CV - ADR (AE)               18,941             657
Dionex Corp. (AE)(N)                                   12,000             636
DR Horton, Inc.                                        20,501             765
Electro Scientific Industries, Inc. (AE)               40,173           1,023
Entegris, Inc. (AE)                                    70,431             740
ESCO Technologies, Inc. (AE)                           10,698             526
Flowserve Corp. (AE)                                   14,400             662
Genlyte Group, Inc. (AE)                               13,780             797
Graco, Inc.                                            17,300             695
Headwaters, Inc. (AE)                                  26,752             923
iRobot Corp. (AE)(N)                                   19,600             697
Itron, Inc. (AE)(N)                                    15,400             737
JLG Industries, Inc.                                   30,750           1,675
Joy Global, Inc.                                       22,565           1,219
KB Home                                                 7,400             564
Kennametal, Inc.                                       15,412             902
Kimball International, Inc. Class B (N)                 3,910              55
Lam Research Corp. (AE)                                 9,600             446

                                                              Equity II Fund  15

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lennar Corp. Class A                                   13,500             845
Lindsay Manufacturing Co. (N)                          13,700             342
LTX Corp. (AE)(N)                                      26,300             143
Meritage Homes Corp. (AE)                              11,100             672
Middleby Corp. (AE)(N)                                 14,900           1,408
Milacron, Inc. (AE)(N)                                 91,658             125
Molex, Inc.                                            18,800             569
Novellus Systems, Inc. (AE)                             4,600             130
Orbital Sciences Corp. (AE)(N)                         27,400             353
Pall Corp.                                             38,900           1,120
Plantronics, Inc.                                      24,002             840
Polycom, Inc. (AE)                                      3,700              72
Roper Industries, Inc.                                 38,035           1,535
SBA Communications Corp. Class A (AE)                  27,800             607
Standard-Pacific Corp.                                 17,000             661
Steelcase, Inc. Class A (N)                            27,600             465
Technical Olympic USA, Inc. (AE)(N)                    32,500             738
Tecumseh Products Co. Class A (N)                      28,300             717
Teledyne Technologies, Inc. (AE)                       20,750             678
Tennant Co. (N)                                         3,330             180
Teradyne, Inc. (AE)                                    65,700           1,145
Thermo Electron Corp. (AE)                             28,500             959
Thomas & Betts Corp. (AE)                               9,200             411
Toll Brothers, Inc. (AE)                               16,000             544
Ultratech, Inc. (AE)(N)                                 6,500             125
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                10,500             520
WCI Communities, Inc. (AE)(N)                           4,900             135
Xyratex, Ltd. (AE)(N)                                  19,600             442
                                                                 ------------
                                                                       47,365
                                                                 ------------

Technology - 19.1%
Advanced Digital Information Corp. (AE)                84,200             843
Advent Software, Inc. (AE)                             43,200           1,134
Agile Software Corp. (AE)(N)                          160,300           1,031
Akamai Technologies, Inc. (AE)(N)                     113,800           2,484
Alliance Semiconductor Corp. (AE)(N)                   48,500             131
Altera Corp. (AE)                                      33,599             649
American Reprographics Co. (AE)(N)                     32,200             879
Amkor Technology, Inc. (AE)(N)                         36,200             204
Amphenol Corp. Class A                                 29,999           1,525
Ansys, Inc. (AE)                                        5,713             251
Applera Corp. - Applied Biosystems Group               32,700             927
Ariba, Inc. (AE)(N)                                    68,000             635
Arrow Electronics, Inc. (AE)                           26,800             921
ASE Test, Ltd. (AE)(N)                                 45,700             340
AsiaInfo Holdings, Inc. (AE)(N)                        15,300              60
Atmel Corp. (AE)                                      173,700             686

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Avanex Corp. (AE)(N)                                  130,500             147
Avid Technology, Inc. (AE)                             44,700           2,220
Avnet, Inc. (AE)                                       47,400           1,159
Avocent Corp. (AE)                                      4,800             160
AVX Corp. (N)                                          57,500             956
BEA Systems, Inc. (AE)                                119,900           1,243
BearingPoint, Inc. (AE)(N)                             83,300             685
Brocade Communications Systems, Inc. (AE)             107,100             493
Cadence Design Systems, Inc. (AE)                     171,000           3,020
Cbeyond Communications, Inc. (AE)(N)                    6,500              72
Checkpoint Systems, Inc. (AE)                          23,900             645
Cirrus Logic, Inc. (AE)                                 7,800              66
Citrix Systems, Inc. (AE)                              24,100             743
Click Commerce, Inc. (AE)(N)                           39,300           1,169
Coherent, Inc. (AE)                                     3,500             108
Compuware Corp. (AE)                                   75,200             620
Comverse Technology, Inc. (AE)                         32,200             882
Conexant Systems, Inc. (AE)(N)                        153,600             516
Cubic Corp. (N)                                         6,200             138
Daktronics, Inc.                                       18,400             559
Digi International, Inc. (AE)                          29,700             337
Digitas, Inc. (AE)(N)                                  53,000             694
Ditech Communications Corp. (AE)(N)                    12,700             116
Electronics for Imaging, Inc. (AE)                     68,880           1,905
EMS Technologies, Inc. (AE)                             3,100              53
Equinix, Inc. (AE)(N)                                  34,900           1,638
ESS Technology, Inc. (AE)                              13,800              55
F5 Networks, Inc. (AE)                                 29,000           1,876
Fairchild Semiconductor International, Inc. (AE)       67,500           1,347
Finisar Corp. (AE)(N)                                 125,400             339
Flir Systems, Inc. (AE)                                21,878             519
Formfactor, Inc. (AE)(N)                               54,467           1,624
Foundry Networks, Inc. (AE)                            63,200             950
Gartner, Inc. Class A (AE)                             63,400             872
GTSI Corp. (AE)(N)                                     61,891             447
Harris Corp.                                           38,800           1,801
Hittite Microwave Corp. (AE)(N)                         6,400             179
Ikanos Communications, Inc. (AE)(N)                    48,900             963
Imation Corp.                                          14,400             653
InFocus Corp. (AE)                                     54,200             211
Informatica Corp. (AE)(N)                             114,300           1,682
Ingram Micro, Inc. Class A (AE)                        73,200           1,416
Integrated Device Technology, Inc. (AE)               144,800           2,011
Integrated Silicon Solution, Inc. (AE)(N)              73,000             481

 16  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Intergraph Corp. (AE)(N)                               32,490           1,241
Intermagnetics General Corp. (AE)                      52,185           2,105
Intermec, Inc. (AE)(N)                                 17,200             600
Intersil Corp. Class A                                 88,800           2,581
Interwoven, Inc. (AE)                                  10,700             102
j2 Global Communications, Inc. (AE)(N)                 56,200           2,684
JDA Software Group, Inc. (AE)(N)                       21,500             330
Keynote Systems, Inc. (AE)(N)                          35,000             443
Komag, Inc. (AE)(N)                                    13,200             621
Kopin Corp. (AE)(N)                                    44,600             212
Lawson Software, Inc. (AE)(N)                         223,000           1,641
LSI Logic Corp. (AE)                                  198,000           1,812
M-Systems Flash Disk Pioneers Ltd. (AE)(N)             51,400           1,490
Magma Design Automation, Inc. (AE)                      2,100              21
Matrixone, Inc. (AE)                                  158,100             789
Maxtor Corp. (AE)(N)                                  248,900           2,290
McAfee, Inc. (AE)                                      10,200             237
MEMC Electronic Materials, Inc. (AE)                   34,300             980
Mentor Graphics Corp. (AE)                             75,521             831
Microchip Technology, Inc.                             11,300             424
Micros Systems, Inc. (AE)                              18,100             835
Microsemi Corp. (AE)(N)                                84,700           2,578
NAVTEQ Corp. (AE)                                      22,120             993
Neoware Systems, Inc. (AE)(N)                          12,400             337
Ness Technologies, Inc. (AE)(N)                        15,500             179
Netlogic Microsystems, Inc. (AE)(N)                    68,600           2,491
Novell, Inc. (AE)                                      69,900             681
Nuance Communications, Inc. (AE)(N)                   116,900             998
Nvidia Corp. (AE)                                      29,200           1,313
Openwave Systems, Inc. (AE)(N)                         33,900             731
Parametric Technology Corp. (AE)                      201,996           1,264
PerkinElmer, Inc.                                      18,500             421
Perot Systems Corp. Class A (AE)(N)                    10,000             151
PMC - Sierra, Inc. (AE)(N)                            169,200           1,601
PowerDsine, Ltd. (AE)(N)                               15,000             109
Quantum Corp. (AE)(N)                                 200,600             712
Rackable Systems, Inc. (AE)                            62,000           1,863
RADVision, Ltd. (AE)(N)                                78,800           1,429
RADWARE, Ltd. (AE)                                     10,900             213
Red Hat, Inc. (AE)                                     19,100             553
Redback Networks, Inc. (AE)(N)                         68,366           1,152
Reynolds & Reynolds Co. (The) Class A                  16,700             474
RF Micro Devices, Inc. (AE)(N)                         57,300             417
Rockwell Automation, Inc.                              21,659           1,431
RSA Security, Inc. (AE)                                51,900             798
Salesforce.com, Inc. (AE)(N)                           21,900             899
Satyam Computer Services, Ltd. - ADR                   30,800           1,207
Seachange International, Inc. (AE)(N)                  52,200             434
Semtech Corp. (AE)(N)                                  85,400           1,647

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sigma Designs, Inc. (AE)(N)                            53,500             875
Silicon Storage Technology, Inc. (AE)(N)               59,000             284
SiRF Technology Holdings, Inc. (AE)(N)                 67,330           2,268
Skyworks Solutions, Inc. (AE)(N)                       47,200             249
Solectron Corp. (AE)                                  223,500             854
SonicWALL, Inc. (AE)                                   51,700             426
SPSS, Inc. (AE)(N)                                     20,400             658
Sunpower Corp. Class A (AE)(N)                          3,300             132
SYKES Enterprises, Inc. (AE)(N)                        22,000             286
Symbol Technologies, Inc.                              65,073             804
Synopsys, Inc. (AE)                                    64,000           1,415
Talx Corp. (N)                                         12,050             378
Tekelec (AE)(N)                                        19,800             310
Tellabs, Inc. (AE)                                     23,400             299
Tessera Technologies, Inc. (AE)                        43,702           1,411
TIBCO Software, Inc. (AE)                             189,800           1,517
Transaction Systems Architects, Inc. Class A
   (AE)                                                37,330           1,232
Trident Microsystems, Inc. (AE)(N)                     98,600           2,575
Triquint Semiconductor, Inc. (AE)(N)                  121,900             595
Trizetto Group, Inc. (The) (AE)(N)                     18,800             345
Ulticom, Inc. (AE)(N)                                   2,200              22
Ultimate Software Group, Inc. (AE)(N)                  58,100           1,269
Unisys Corp. (AE)                                     135,700             908
Utstarcom, Inc. (AE)(N)                                66,600             467
VeriFone Holdings, Inc. (AE)                           68,900           1,758
Verint Systems, Inc. (AE)(N)                           16,300             591
Viasat, Inc. (AE)                                      46,200           1,164
Viisage Technology, Inc. (AE)(N)                       15,600             280
Vocus, Inc. (AE)(N)                                    65,600             918
Volterra Semiconductor Corp. (AE)                      10,000             184
WatchGuard Technologies, Inc. (AE)                     26,400             107
Wavecom SA - ADR (AE)(N)                               15,200             168
Websense, Inc. (AE)                                    13,540             893
Western Digital Corp. (AE)                            131,300           2,870
Wind River Systems, Inc. (AE)                          87,820           1,175
Zoran Corp. (AE)(N)                                    45,430             891
                                                                 ------------
                                                                      130,393
                                                                 ------------

Utilities - 2.8%
Allete, Inc.                                           22,300             988
Alliant Energy Corp.                                   32,200             955
Aquila, Inc. (AE)                                     101,400             370
Avista Corp.                                           12,910             247
Cablevision Systems Corp. Class A (AE)                 31,300             770
Centerpoint Energy, Inc. (N)                           32,200             411

                                                              Equity II Fund  17

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CenturyTel, Inc.                                       12,600             420
Cleco Corp. (N)                                        16,300             357
CMS Energy Corp. (AE)                                  39,500             571
Commonwealth Telephone Enterprises, Inc. (N)           14,680             490
Dobson Communications Corp. Class A (AE)               68,619             509
Energen Corp.                                          20,800             812
Laclede Group, Inc. (The) (N)                           5,400             176
Leap Wireless International, Inc. (AE)                 18,106             670
National Fuel Gas Co.                                  19,200             632
NeuStar, Inc. Class A (AE)(N)                          43,079           1,250
NII Holdings, Inc. (AE)                                11,630             575
Northeast Utilities                                    83,400           1,658
NorthWestern Corp.                                      5,500             172
OGE Energy Corp.                                       39,000           1,059
Pepco Holdings, Inc.                                   42,000             966
Pinnacle West Capital Corp.                            23,400             997
PNM Resources, Inc.                                    16,200             398
Sierra Pacific Resources (AE)                          48,310             638
Southern Union Co. (AE)                                11,100             280
Talk America Holdings, Inc. (AE)(N)                    34,500             332
UbiquiTel, Inc. (AE)                                   95,500             935
UGI Corp.                                              33,300             715
US Cellular Corp. (AE)                                  8,130             414
Westar Energy, Inc.                                    23,100             476
                                                                 ------------
                                                                       19,243
                                                                 ------------

TOTAL COMMON STOCKS
(cost $477,625)                                                       639,588
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc.
   2050 Warrants (AE)                                     112              15
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $18)                                                                 15
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.8%
Frank Russell Investment Company Money Market
   Fund                                            37,552,002          37,552
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                  2,000           1,991
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $39,543)                                                         39,543
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 22.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        57,641,357          57,641
State Street Securities Lending Quality Trust
   (X)                                             98,980,614          98,981
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $156,622)                                                       156,622
                                                                 ------------

TOTAL INVESTMENTS - 122.4%
(identified cost $673,808)                                            835,768

OTHER ASSETS AND LIABILITIES,
NET - (22.4%)                                                        (152,897)
                                                                 ------------

NET ASSETS - 100.0%                                                   682,871
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 18  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME) expiration date
   03/06 (545)                                             40,150              2,427
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      2,427
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Equity II Fund  19

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.3%
Auto and Transportation - 3.5%
AMR Corp. (AE)(N)                                      14,100             320
Burlington Northern Santa Fe Corp.                    129,900          10,408
CNF, Inc.                                               1,400              72
Continental Airlines, Inc. Class B (AE)(N)             44,400             928
CSX Corp.                                             178,500           9,555
FedEx Corp.                                            56,800           5,745
Ford Motor Co. (N)                                    450,100           3,862
Goodyear Tire & Rubber Co.
   (The) (AE)(N)                                      108,100           1,691
Harley-Davidson, Inc. (N)                              57,200           3,062
JB Hunt Transport Services, Inc. (N)                   63,600           1,514
Landstar System, Inc.                                  35,000           1,480
Lear Corp. (N)                                         19,600             497
Norfolk Southern Corp.                                 81,600           4,067
Oshkosh Truck Corp.                                    10,600             523
Paccar, Inc.                                           58,112           4,045
Polaris Industries, Inc.                                7,100             387
Southwest Airlines Co.                                204,200           3,361
Swift Transportation Co., Inc. (AE)                    16,500             390
United Parcel Service, Inc. Class B                     5,000             374
US Airways Group, Inc. (AE)(N)                         10,400             305
                                                                 ------------
                                                                       52,586
                                                                 ------------

Consumer Discretionary - 12.4%
Abercrombie & Fitch Co. Class A                        12,800             850
Accenture, Ltd. Class A                                29,800             940
Aeropostale, Inc. (AE)                                  7,400             224
American Eagle Outfitters, Inc.                        89,000           2,401
American Greetings Corp. Class A                       51,300           1,047
Ameristar Casinos, Inc. (N)                             3,900              88
Arbitron, Inc. (N)                                      6,500             258
Autonation, Inc. (AE)                                 111,900           2,494
Best Buy Co., Inc.                                     27,900           1,408
Black & Decker Corp.                                   44,100           3,806
Boyd Gaming Corp.                                       6,400             289
Bright Horizons Family Solutions, Inc. (AE)(N)          5,600             219
Brinker International, Inc.                            38,600           1,571
Career Education Corp. (AE)                            31,800           1,033
CBS Corp. Class B                                     106,278           2,777
Cendant Corp.                                         117,100           1,960
Circuit City Stores, Inc.                             149,089           3,759
Clear Channel Communications, Inc. (AE)                38,700           1,133
Coach, Inc. (AE)                                      416,400          14,970
Convergys Corp. (AE)                                   33,300             573
Costco Wholesale Corp.                                 36,500           1,821
Darden Restaurants, Inc.                               66,400           2,700
Dillard's, Inc. Class A                               128,200           3,320
Dress Barn, Inc. (AE)(N)                               14,700             678

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EarthLink, Inc. (AE)(N)                                22,200             254
EchoStar Communications Corp. (AE)                      3,300              91
Gemstar-TV Guide International, Inc. (AE)(N)           44,800             148
Getty Images, Inc. (AE)                                 3,700             302
Google, Inc. Class A (AE)                              24,340          10,545
Guess?, Inc. (AE)(N)                                      800              34
Harman International Industries, Inc.                   8,500             935
Home Depot, Inc.                                      328,190          13,308
Kimberly-Clark Corp.                                   94,535           5,400
Liberty Global, Inc. Class A (AE)                       9,100             195
Liberty Media Corp. Class A (AE)                      642,600           5,372
Lowe's Cos., Inc.                                     136,000           8,643
Marriott International, Inc. Class A                   62,000           4,132
McDonald's Corp.                                       87,500           3,063
McGraw-Hill Cos., Inc. (The)                          151,300           7,722
Men's Wearhouse, Inc. (N)                              17,100             584
News Corp. Class A                                    448,800           7,073
Nike, Inc. Class B                                     68,800           5,569
Nordstrom, Inc. (N)                                   239,600           9,996
O'Reilly Automotive, Inc. (AE)(N)                      15,700             515
Omnicom Group, Inc.                                    14,100           1,153
PHH Corp. (AE)(N)                                      10,200             294
Phillips-Van Heusen Corp. (N)                           6,000             217
Quiksilver, Inc. (AE)(N)                               38,900             545
Robert Half International, Inc.                        15,800             577
RR Donnelley & Sons Co.                                41,200           1,343
Scotts Miracle-Gro Co. (The) Class A                    6,100             302
SCP Pool Corp. (N)                                      8,350             333
Sirius Satellite Radio, Inc. (AE)(N)                  187,100           1,061
Staples, Inc.                                         137,950           3,271
Starbucks Corp. (AE)                                   55,200           1,750
Target Corp.                                           93,200           5,103
Telewest Global, Inc. (AE)                             17,100             399
Time Warner, Inc.                                     871,500          15,277
Univision Communications, Inc. Class A (AE)            46,600           1,484
Viacom, Inc. Class B (AE)                             106,278           4,408
Wal-Mart Stores, Inc.                                 122,300           5,639
Walt Disney Co.                                        96,700           2,448
Whirlpool Corp.                                        26,900           2,170
World Fuel Services Corp. (N)                           4,500             155
Yum! Brands, Inc.                                     118,200           5,847
                                                                 ------------
                                                                      187,976
                                                                 ------------

Consumer Staples - 5.7%
Albertson's, Inc. (N)                                  26,500             666
Altria Group, Inc.                                    150,300          10,873

 20  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Clorox Co.                                             27,100           1,622
Coca-Cola Co. (The)                                   237,200           9,815
Coca-Cola Enterprises, Inc.                            12,500             247
Colgate-Palmolive Co.                                 107,000           5,873
CVS Corp.                                              86,800           2,410
General Mills, Inc.                                    92,600           4,501
Kellogg Co.                                            12,000             515
Kroger Co. (The) (AE)                                 234,635           4,317
Molson Coors Brewing Co. Class B                        3,000             188
Pepsi Bottling Group, Inc.                             62,800           1,821
PepsiCo, Inc.                                         343,000          19,613
Pilgrim's Pride Corp. (N)                              61,900           1,507
Procter & Gamble Co.                                  244,350          14,473
Rite Aid Corp. (AE)(N)                                118,300             425
Safeway, Inc.                                          30,000             703
Supervalu, Inc.                                        35,900           1,146
Tyson Foods, Inc. Class A                             178,700           2,561
Walgreen Co.                                           29,700           1,285
Whole Foods Market, Inc.                               15,500           1,145
                                                                 ------------
                                                                       85,706
                                                                 ------------

Financial Services - 20.6%
Acxiom Corp.                                           15,700             372
Allstate Corp. (The)                                   92,800           4,830
American Express Co.                                  118,300           6,205
American International Group, Inc.                     91,100           5,963
AmeriCredit Corp. (AE)                                 49,800           1,432
Ameriprise Financial, Inc.                             37,720           1,535
AmerUs Group Co.                                        5,700             350
AON Corp.                                              20,600             705
Archstone-Smith Trust (o)                              18,800             881
Assurant, Inc.                                          7,400             340
Automatic Data Processing, Inc.                       111,400           4,895
Bank of America Corp.                                 714,956          31,622
Bank of Hawaii Corp.                                   38,900           2,031
BB&T Corp.                                             56,500           2,206
Bear Stearns Cos., Inc. (The)                          28,700           3,629
BISYS Group, Inc. (The) (AE)                           10,500             152
Blackrock, Inc. Class A (N)                             1,700             226
Capital One Financial Corp.                            18,900           1,574
CB Richard Ellis Group, Inc. Class A (AE)              11,300             713
CBL & Associates Properties, Inc. (o)(N)               22,900             969
Charles Schwab Corp. (The) (AE)                        15,800             234
Checkfree Corp. (AE)                                   19,100             990
Chubb Corp.                                            41,700           3,934
Cigna Corp.                                            27,800           3,380
Cincinnati Financial Corp. (N)                         33,022           1,504
CIT Group, Inc.                                       100,900           5,382
Citigroup, Inc.                                       328,102          15,283
CNA Financial Corp. (AE)(N)                            26,000             822
Comerica, Inc.                                         53,800           2,984

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Financial Corp.                            43,300           1,448
Crescent Real Estate Equities Co. (o)                  15,600             331
Developers Diversified Realty Corp. (o)                19,900             980
Doral Financial Corp. (N)                              35,500             386
DST Systems, Inc. (AE)                                  1,200              68
Equity Office Properties Trust (o)                     34,100           1,085
Fannie Mae                                             16,200             939
Fidelity National Financial, Inc. (N)                  60,522           2,389
First American Corp.                                   50,400           2,360
Fiserv, Inc. (AE)                                     146,500           6,443
Franklin Resources, Inc.                               52,500           5,171
Genworth Financial, Inc. Class A                       80,300           2,631
Goldman Sachs Group, Inc.                              42,000           5,932
Greenhill & Co., Inc.                                     900              51
H&R Block, Inc.                                        16,400             401
Health Care Property Investors, Inc. (o)               13,800             383
Hudson City Bancorp, Inc.                             171,000           2,124
IndyMac Bancorp, Inc. (N)                              28,000           1,144
JPMorgan Chase & Co.                                  313,900          12,478
KeyCorp                                               130,500           4,618
Kimco Realty Corp. (o)                                 46,000           1,614
LandAmerica Financial Group, Inc. (N)                   8,000             528
Lehman Brothers Holdings, Inc.                         90,700          12,739
Lincoln National Corp.                                 42,000           2,290
Loews Corp.                                            54,200           5,349
Marsh & McLennan Cos., Inc.                            46,600           1,416
MBIA, Inc.                                             61,100           3,761
Merrill Lynch & Co., Inc.                             219,700          16,493
Metlife, Inc.                                         262,300          13,157
MoneyGram International, Inc. (N)                       1,800              48
Moody's Corp.                                          63,200           4,002
Morgan Stanley                                        178,600          10,975
Nasdaq Stock Market, Inc. (The) (AE)                      600              25
National City Corp.                                    58,100           1,986
Nationwide Financial Services, Inc. Class A            12,700             541
Old Republic International Corp.                       58,850           1,262
Paychex, Inc.                                           9,900             360
People's Bank (N)                                       3,500             107
Plum Creek Timber Co., Inc. (o)                        13,800             510
PNC Financial Services Group, Inc.                     67,800           4,398
Principal Financial Group, Inc.                       121,300           5,721
ProLogis (o)                                           66,500           3,406
Protective Life Corp.                                   8,900             400
Prudential Financial, Inc.                             62,600           4,716
Public Storage, Inc. (o)                               13,500             980

                                                               Equity Q Fund  21

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Radian Group, Inc.                                     13,300             761
Rayonier, Inc. (o)(N)                                   8,600             368
Regions Financial Corp.                                10,290             341
Safeco Corp.                                           25,300           1,322
Simon Property Group, Inc. (o)                         26,200           2,170
SLM Corp.                                              99,700           5,579
Stancorp Financial Group, Inc.                         10,000             498
SunTrust Banks, Inc.                                   48,893           3,493
TD Ameritrade Holding Corp.                            57,000           1,154
UnionBanCal Corp.                                      86,000           5,770
United Rentals, Inc. (AE)                              16,400             481
US Bancorp                                            281,700           8,426
Wachovia Corp.                                        185,600          10,176
Washington Mutual, Inc.                               192,900           8,164
Wells Fargo & Co.                                     134,600           8,394
WR Berkley Corp.                                       27,500           1,358
                                                                 ------------
                                                                      311,744
                                                                 ------------

Health Care - 13.0%
Abbott Laboratories                                   216,500           9,342
Aetna, Inc.                                            84,700           8,199
Allergan, Inc.                                         34,600           4,027
AmerisourceBergen Corp.                               199,400           8,702
Amgen, Inc. (AE)                                      307,900          22,443
Becton Dickinson & Co.                                181,700          11,774
Boston Scientific Corp. (AE)                            8,800             192
Cardinal Health, Inc.                                 111,700           8,047
Caremark Rx, Inc. (AE)                                 82,600           4,072
Community Health Systems, Inc. (AE)                    13,000             473
Coventry Health Care, Inc. (AE)                        16,100             959
Dade Behring Holdings, Inc.                            20,800             814
Edwards Lifesciences Corp. (AE)                        35,000           1,503
Eli Lilly & Co.                                        31,300           1,772
Emdeon Corp. (AE)(N)                                   23,280             217
Endo Pharmaceuticals Holdings, Inc. (AE)               55,100           1,581
Express Scripts, Inc. (AE)                             51,000           4,656
Forest Laboratories, Inc. (AE)                         34,000           1,574
Genentech, Inc. (AE)                                   64,300           5,525
Genzyme Corp. (AE)                                     19,600           1,390
Gilead Sciences, Inc. (AE)                            110,900           6,750
Guidant Corp.                                           8,400             618
Health Net, Inc. (AE)                                  28,100           1,387
Hospira, Inc. (AE)                                     10,800             483
Humana, Inc. (AE)                                      59,700           3,329
ImClone Systems, Inc. (AE)(N)                           6,300             227
IMS Health, Inc. (N)                                    3,200              79
Johnson & Johnson                                     465,300          26,773
King Pharmaceuticals, Inc. (AE)                        64,000           1,200
Kos Pharmaceuticals, Inc. (AE)                          5,200             228
McKesson Corp.                                        116,000           6,148
Medco Health Solutions, Inc. (AE)                      38,100           2,061
Medtronic, Inc.                                        73,800           4,168

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merck & Co., Inc.                                     291,900          10,071
Pfizer, Inc.                                          920,900          23,649
Respironics, Inc. (AE)                                  2,900             105
Schering-Plough Corp.                                 148,500           2,844
St. Jude Medical, Inc. (AE)                            88,600           4,353
UnitedHealth Group, Inc.                                4,300             256
WellPoint, Inc. (AE)                                   29,100           2,235
Wyeth                                                  56,300           2,604
                                                                 ------------
                                                                      196,830
                                                                 ------------
Integrated Oils - 5.9%
Chevron Corp.                                         330,183          19,606
ConocoPhillips                                        268,700          17,385
Exxon Mobil Corp.                                     718,122          45,062
Marathon Oil Corp.                                     93,000           7,149
Occidental Petroleum Corp.                              9,100             889
                                                                 ------------
                                                                       90,091
                                                                 ------------

Materials and Processing - 3.9%
Archer-Daniels-Midland Co.                            143,300           4,514
Ashland, Inc.                                          37,500           2,472
Avery Dennison Corp.                                   27,900           1,667
Celanese Corp.                                          5,000             102
Dow Chemical Co. (The)                                114,200           4,831
Energizer Holdings, Inc. (AE)                          42,400           2,294
Florida Rock Industries, Inc.                          14,800             800
Fluor Corp.                                             8,900             783
Freeport-McMoRan Copper & Gold, Inc. Class B          220,200          14,148
Granite Construction, Inc.                              8,700             352
Lafarge North America, Inc. (N)                         8,500             524
Lennox International, Inc. (N)                          7,600             243
Martin Marietta Materials, Inc.                         4,500             381
Monsanto Co.                                           51,000           4,315
Newmont Mining Corp.                                    6,100             377
Nucor Corp. (N)                                       166,751          14,045
Owens-Illinois, Inc. (AE)                               5,900             130
Phelps Dodge Corp.                                     17,200           2,761
Precision Castparts Corp.                              17,600             879
Rohm & Haas Co.                                        35,700           1,817
Southern Copper Corp. (N)                              10,000             871
USG Corp. (AE)                                          5,800             552
                                                                 ------------
                                                                       58,858
                                                                 ------------

Miscellaneous - 2.2%
3M Co.                                                 39,200           2,852
Fortune Brands, Inc.                                   11,100             832
General Electric Co.                                  875,740          28,680

 22  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ITT Industries, Inc.                                    3,200             328
SPX Corp.                                              18,900             902
                                                                 ------------
                                                                       33,594
                                                                 ------------
Other Energy - 4.4%
Anadarko Petroleum Corp.                               75,300           8,119
Apache Corp.                                           47,000           3,550
BJ Services Co.                                         6,000             243
Burlington Resources, Inc.                            101,800           9,290
Cal Dive International, Inc. (AE)(N)                   13,600             571
Devon Energy Corp.                                    128,300           8,751
Diamond Offshore Drilling, Inc. (N)                    15,700           1,332
EOG Resources, Inc.                                    48,500           4,100
Equitable Resources, Inc.                              25,300             934
Foundation Coal Holdings, Inc. (N)                     15,400             685
Halliburton Co.                                        22,600           1,798
Holly Corp. (N)                                         6,400             471
Houston Exploration Co. (AE)                            7,400             459
Newfield Exploration Co. (AE)                          15,900             833
Patterson-UTI Energy, Inc.                             42,600           1,603
Pioneer Natural Resources Co.                           6,500             345
Pogo Producing Co.                                      7,200             432
Range Resources Corp.                                  25,300             756
RPC, Inc.                                               5,600             185
Smith International, Inc.                              26,400           1,188
Southwestern Energy Co. (AE)                           23,800           1,027
Sunoco, Inc.                                          159,400          15,175
Ultra Petroleum Corp. (AE)                             22,400           1,541
Valero Energy Corp.                                    60,300           3,764
                                                                 ------------
                                                                       67,152
                                                                 ------------

Producer Durables - 6.3%
Agilent Technologies, Inc. (AE)                        73,765           2,501
Ametek, Inc.                                           19,600             806
Boeing Co.                                            160,800          10,984
Caterpillar, Inc.                                      71,900           4,882
Cummins, Inc. (N)                                      24,700           2,403
DR Horton, Inc.                                       354,431          13,227
Emerson Electric Co.                                   47,300           3,663
Genlyte Group, Inc. (AE)(N)                             5,400             312
Herman Miller, Inc.                                    11,400             345
Illinois Tool Works, Inc.                              15,300           1,290
Joy Global, Inc.                                       34,800           1,881
KB Home                                                14,300           1,090
KLA-Tencor Corp.                                       17,000             884
Lam Research Corp. (AE)                                14,200             659
Lennar Corp. Class A (N)                               27,200           1,702
Lockheed Martin Corp.                                 241,900          16,365
MDC Holdings, Inc. (N)                                  9,500             603
Meritage Homes Corp. (AE)                               3,600             218
Northrop Grumman Corp.                                256,900          15,961
Parker Hannifin Corp.                                  34,800           2,637
Pulte Homes, Inc.                                      63,000           2,514
Standard-Pacific Corp. (N)                             23,200             902

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Steelcase, Inc. Class A (N)                             8,300             140
Technical Olympic USA, Inc. (AE)(N)                     1,000              23
Teradyne, Inc. (AE)                                    61,200           1,066
Toll Brothers, Inc. (AE)                               15,400             524
United Technologies Corp.                             125,000           7,296
                                                                 ------------
                                                                       94,878
                                                                 ------------

Technology - 14.0%
Advanced Micro Devices, Inc. (AE)                      28,000           1,172
Amphenol Corp. Class A                                 18,400             935
Apple Computer, Inc. (AE)                             175,120          13,223
Arrow Electronics, Inc. (AE)                           33,100           1,137
Atmel Corp. (AE)(N)                                   121,200             479
Autodesk, Inc.                                         74,900           3,040
BEA Systems, Inc. (AE)                                  9,600             100
Broadcom Corp. Class A (AE)                            13,000             887
Brocade Communications Systems, Inc. (AE)             129,700             597
Cadence Design Systems, Inc. (AE)                      44,700             789
Ceridian Corp. (AE)                                     1,000              25
Cisco Systems, Inc. (AE)                              385,100           7,151
Computer Sciences Corp. (AE)                          120,900           6,130
Comverse Technology, Inc. (AE)                         37,000           1,013
Conexant Systems, Inc. (AE)(N)                         34,300             115
Corning, Inc. (AE)                                    173,100           4,215
Electronic Data Systems Corp.                          41,200           1,038
EMC Corp. (AE)                                        663,300           8,888
Freescale Semiconductor, Inc. Class B (AE)             72,000           1,818
General Dynamics Corp.                                 31,300           3,642
Harris Corp.                                           80,200           3,724
Hewlett-Packard Co.                                   676,300          21,087
Informatica Corp. (AE)(N)                               7,800             115
Ingram Micro, Inc. Class A (AE)                        56,900           1,101
Intel Corp.                                         1,103,900          23,480
International Business Machines Corp.                 224,400          18,244
Intuit, Inc. (AE)                                      72,400           3,789
Jabil Circuit, Inc. (AE)                              107,200           4,331
LSI Logic Corp. (AE)                                   27,200             249
Maxim Integrated Products, Inc.                        25,500           1,047
McAfee, Inc. (AE)                                      50,300           1,166
Microchip Technology, Inc.                              9,300             349
Micron Technology, Inc. (AE)                          196,100           2,879
Microsoft Corp.                                       612,552          17,243
Motorola, Inc.                                        353,600           8,030
National Semiconductor Corp.                          143,600           4,051
NCR Corp. (AE)                                         39,900           1,482
Novell, Inc. (AE)                                     190,500           1,855

                                                               Equity Q Fund  23

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nvidia Corp. (AE)                                      26,800           1,205
Oracle Corp. (AE)                                     150,900           1,897
Parametric Technology Corp. (AE)                       51,300             321
Qualcomm, Inc.                                         87,500           4,197
Raytheon Co.                                           70,000           2,868
RealNetworks, Inc. (AE)                                11,800              95
Red Hat, Inc. (AE)(N)                                  32,100             929
Rockwell Automation, Inc.                              22,200           1,467
Sanmina-SCI Corp. (AE)                                101,300             427
Seagate Technology, Inc. (AE)                          57,274              --
Solectron Corp. (AE)                                   90,200             345
Symantec Corp. (AE)                                    27,500             505
Symbol Technologies, Inc.                              36,800             455
Synopsys, Inc. (AE)                                    16,800             371
Tellabs, Inc. (AE)                                     83,600           1,069
Texas Instruments, Inc.                               590,300          17,254
TIBCO Software, Inc. (AE)                              10,400              83
Unisys Corp. (AE)                                      63,000             421
VeriFone Holdings, Inc. (AE)(N)                         6,400             163
Western Digital Corp. (AE)                            249,600           5,456
Xilinx, Inc.                                           30,700             865
                                                                 ------------
                                                                      211,009
                                                                 ------------
Utilities - 5.4%
Allete, Inc. (N)                                        1,400              62
Ameren Corp.                                           26,900           1,365
American Electric Power Co., Inc.                      40,800           1,523
Aquila, Inc. (AE)                                      16,400              60
AT&T, Inc.                                            292,844           7,599
BellSouth Corp.                                       104,900           3,018
CenturyTel, Inc.                                      129,800           4,322
Comcast Corp. Class A (AE)                            136,000           3,784
Consolidated Edison, Inc. (N)                          24,700           1,161
Constellation Energy Group, Inc.                       46,600           2,715
Duke Energy Corp.                                     144,200           4,088
Edison International                                  259,200          11,358
FPL Group, Inc.                                         4,600             192
KeySpan Corp.                                          34,700           1,246
Nextel Partners, Inc. Class A (AE)(N)                 118,100           3,306
PG&E Corp.                                            103,800           3,873
Pinnacle West Capital Corp. (N)                        11,700             499
Sempra Energy                                          29,000           1,394
Sprint Nextel Corp.                                    74,000           1,694
Telephone & Data Systems, Inc.                         15,800             566
TXU Corp.                                             245,700          12,442
Verizon Communications, Inc.                          448,700          14,206
WPS Resources Corp. (N)                                12,600             707
                                                                 ------------
                                                                       81,180
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,220,349)                                                   1,471,604
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.5%
Frank Russell Investment Company Money Market
   Fund                                            34,244,900          34,245
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                  3,000           2,986
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $37,231)                                                         37,231
                                                                 ------------

OTHER SECURITIES - 2.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        16,032,841          16,033
State Street Securities Lending Quality Trust
   (X)                                             27,531,282          27,531
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $43,564)                                                         43,564
                                                                 ------------

TOTAL INVESTMENTS - 102.7%
(identified cost $1,301,144)                                        1,552,399

OTHER ASSETS AND LIABILITIES, NET - (2.7%)                            (40,936)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,511,463
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 24  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000(R) Index
   expiration date 03/06 (20)                               7,000                115

Russell 1000 Mini Index (CME)
   expiration date 03/06 (8)                                  560                  8

S&P Midcap 400 E-Mini Index (CME)
   expiration date 03/06 (190)                             14,902                570

S&P 500 E-Mini Index (CME)
   expiration date 03/06 (50)                               3,209                 30

S&P 500 Index (CME)
   expiration date 03/06 (44)                              14,120                 68
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        791
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Equity Q Fund  25

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.8%
Australia - 3.3%
ABC Learning Centres, Ltd. (N)                         45,233             253
Amcor, Ltd. (N)                                       726,727           3,775
AMP Ltd.                                              134,100             836
Australia & New Zealand Banking Group, Ltd.            82,872           1,565
Australian Gas Light Co., Ltd.                         21,000             287
Australian Stock Exchange, Ltd.                        14,800             392
AXA Asia Pacific Holdings, Ltd.                        45,500             188
Babcock & Brown International Pty, Ltd.                   500               7
BHP Billiton, Ltd.                                    341,562           6,682
Billabong International, Ltd.                           3,800              43
BlueScope Steel, Ltd. (N)                             160,900             955
Bradken, Ltd.                                          41,401             147
Burns Philp & Co., Ltd. (AE)                          192,207             161
Caltex Australia, Ltd.                                 17,600             258
Centro Properties Group                                13,500              63
CFS Gandel Retail Trust                                53,000              77
Challenger Financial Services Group, Ltd.              19,000              58
Coles Myer, Ltd.                                      357,034           2,829
Commonwealth Bank of Australia                         27,500             931
Computershare, Ltd.                                   126,100             659
ConnectEast Group                                     231,793             207
CSR, Ltd.                                              64,600             208
David Jones, Ltd. (N)                                  80,100             132
DB RREEF Trust (o)                                     47,660              50
DCA Group, Ltd. (N)                                    28,800              79
Downer EDI, Ltd.                                       65,348             366
Foster's Group, Ltd.                                1,118,285           4,469
Futuris Corp., Ltd.                                    38,100              62
GPT Group                                              47,700             146
Gunns, Ltd. (N)                                        83,000             180
Iluka Resources, Ltd.                                  23,100             129
Insurance Australia Group, Ltd. (N)                    51,200             216
Investa Property Group                                  8,400              13
Lend Lease Corp., Ltd.                                 10,200             112
Lion Nathan, Ltd. (N)                                  19,200             109
Macquarie Airports                                    426,800           1,006
Macquarie Bank, Ltd. (N)                               65,890           3,416
Macquarie Goodman Group                                14,500              53
Macquarie Infrastructure Group                         60,100             161
Mirvac Group                                            6,200              19
National Australia Bank, Ltd.                         341,494           8,773
Oil Search, Ltd. (N)                                  121,500             354
OneSteel, Ltd.                                         74,500             212
Origin Energy, Ltd.                                    40,500             224
PaperlinX, Ltd. (N)                                    43,600             113
Patrick Corp., Ltd.                                     6,800              35

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Perpetual, Ltd.                                           200              11
Publishing & Broadcasting, Ltd. (N)                    19,330             243
Qantas Airways, Ltd.                                   26,300              82
QBE Insurance Group, Ltd. (N)                         245,489           3,602
Ramsay Health Care, Ltd.                               29,500             216
Rinker Group, Ltd.                                     73,360             933
Rio Tinto, Ltd. (N)                                     8,600             494
Santos, Ltd.                                           28,500             283
Sons of Gwalia, Ltd. (AE)(N)(B)                        22,400              --
Stockland (N)                                          32,500             160
Suncorp-Metway, Ltd.                                   26,800             449
Telstra Corp., Ltd. (N)                             1,147,738           3,464
Toll Holdings, Ltd.                                    80,008             687
Transurban Group (N)                                   85,800             466
United Group, Ltd.                                     25,500             240
Wesfarmers, Ltd. (N)                                   56,155           1,620
Westfield Group (N)                                    64,196             862
Westpac Banking Corp.                                  41,900             739
Woodside Petroleum, Ltd.                                8,700             298
Woolworths, Ltd.                                       85,752           1,122
                                                                 ------------
                                                                       56,981
                                                                 ------------

Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG         64,186           3,580
Erste Bank der Oesterreichischen Sparkassen AG
   (AE)                                                18,895           1,040
OMV AG                                                 33,500           2,367
Voestalpine AG                                         16,300           1,921
                                                                 ------------
                                                                        8,908
                                                                 ------------

Belgium - 0.9%
Compagnie Maritime Belge SA                             1,400              46
Delhaize Group (N)                                     34,600           2,376
Dexia                                                  16,900             415
Fortis                                                194,476           6,794
KBC Groep NV (N)                                       61,097           6,136
Mobistar SA (N)                                         1,400             105
Solvay SA Class A (N)                                   2,000             226
Umicore                                                 2,200             290
                                                                 ------------
                                                                       16,388
                                                                 ------------

Brazil - 0.3%
Cia de Bebidas das Americas - ADR                      14,700             602
Cia Vale do Rio Doce Class A                           55,960           2,869

 26  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Petroleo Brasileiro SA - ADR                           16,100           1,522
Telecomunicacoes Brasileiras SA - ADR                  13,200             471
                                                                 ------------
                                                                        5,464
                                                                 ------------

Canada - 1.6%
ATI Technologies, Inc. (AE)                            72,500           1,294
Bank of Nova Scotia                                         8              --
Cameco Corp.                                           14,900           1,178
Canadian National Railway Co.                          31,420           2,840
Canadian Natural Resources, Ltd.                       62,900           3,899
Celestica, Inc. (AE)                                  108,700           1,074
EnCana Corp.                                           11,200             558
Husky Energy, Inc. (N)                                 21,200           1,331
Inco, Ltd.                                             42,700           2,190
Nexen, Inc.                                            26,300           1,505
Petro-Canada                                           19,600             938
Research In Motion, Ltd. (AE)                          23,200           1,566
Rogers Communications, Inc. Class B                    20,500             902
SNC-Lavalin Group, Inc.                                22,500           1,556
Suncor Energy, Inc.                                    36,600           2,926
Talisman Energy, Inc.                                  15,300             931
Teck Cominco, Ltd. Class B                             18,000           1,161
TELUS Corp.                                            16,400             646
Toronto-Dominion Bank                                  28,800           1,533
                                                                 ------------
                                                                       28,028
                                                                 ------------

China - 0.0%
China Construction Bank Class H (AE)                  374,000             147
China Telecom Corp., Ltd. Class H                     730,000             278
Foxconn International Holdings, Ltd. (AE)             147,000             261
                                                                 ------------
                                                                          686
                                                                 ------------

Denmark - 0.2%
AP Moller - Maersk A/S Class B                            128           1,275
Danske Bank A/S                                        53,925           1,894
East Asiatic Co., Ltd. A/S (N)                            375              38
Novo-Nordisk A/S Series B                               5,750             322
TDC A/S                                                 4,100             260
Topdanmark A/S (AE)(N)                                    300              30
Vestas Wind Systems A/S (AE)                           15,100             298
                                                                 ------------
                                                                        4,117
                                                                 ------------

Finland - 0.9%
Elisa OYJ Series A                                      2,900              57
Fortum OYJ                                            107,571           2,404
Kesko OYJ Class B                                       3,900             116
M-real OYJ Class S                                    206,700           1,047
Neste Oil OYJ (AE)                                     20,217             653
Nokia OYJ                                             107,100           1,959

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nokia OYJ - ADR                                        19,403             357
Orion OYJ Class B                                       1,200              24
Rautaruukki OYJ                                         8,000             242
Sampo OYJ                                             190,100           3,705
Stora Enso OYJ Class R (AE)                             3,300              46
UPM-Kymmene OYJ                                       206,861           4,225
                                                                 ------------
                                                                       14,835
                                                                 ------------

France - 10.2%
Air France                                             33,400             760
Air Liquide SA (N)                                     26,476           5,444
Alstom RGPT (AE)                                       76,256           5,796
Altran Technologies SA (N)                            101,364           1,375
Assurances Generales de France (N)                     30,700           3,178
Axa SA (N)                                            306,253          10,383
BNP Paribas (N)                                       114,051          10,172
Business Objects SA (AE)                               21,932             903
Business Objects SA - ADR (AE)                         11,100             461
Cap Gemini SA (AE)                                     22,100           1,010
Carrefour SA (N)                                       60,530           2,858
Christian Dior SA                                      21,300           1,981
Cie de Saint-Gobain (N)                                75,389           4,942
Cie Generale d'Optique Essilor International SA
   (N)                                                 20,037           1,749
CNP Assurances (N)                                     12,700           1,103
Credit Agricole SA (N)                                229,454           8,100
Dassault Systemes SA                                   57,901           3,469
Eutelsat Communications (AE)                           22,669             355
France Telecom SA (N)                                 110,420           2,512
Groupe Danone (N)                                      17,770           1,937
Lafarge SA (N)                                         21,921           2,307
LVMH Moet Hennessy Louis Vuitton SA (N)                73,777           6,657
Natexis Banques Populaires                                700             131
Pernod-Ricard SA (N)                                   10,340           1,922
Peugeot SA (N)                                         10,700             635
PPR SA (N)                                             13,708           1,599
Publicis Groupe (N)                                    71,753           2,706
Renault SA (N)                                         47,800           4,513
Sanofi-Aventis (N)                                    115,356          10,576
Sanofi-Aventis Class S                                  2,746             252
Schneider Electric SA (N)                              62,347           6,515
Societe BIC SA (N)                                      7,700             495
Societe Generale (N)                                   97,961          12,939
Societe Television Francaise 1 (N)                     26,228             831
Sodexho Alliance SA (N)                                27,200           1,233

                                                          International Fund  27

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Suez SA (N)                                            97,232           3,597
Suez SA (AE)(N)                                        27,332              --
Suez SA                                                 2,000              74
Technip SA (N)                                         35,700           2,425
Thomson (N)                                            80,890           1,659
Total SA (N)                                          101,573          28,043
Total SA - ADR                                         10,726           1,484
Unibail                                                12,849           1,896
Valeo SA (N)                                           42,297           1,703
Vallourec SA                                            5,848           4,100
Veolia Environnement (N)                              179,928           9,109
Vinci SA (N)                                           13,000           1,209
                                                                 ------------
                                                                      177,098
                                                                 ------------

Germany - 6.1%
Aareal Bank AG (AE)                                    11,249             477
Adidas-Salomon AG                                      13,626           2,850
Allianz AG (N)                                         42,742           6,890
AMB Generali Holding AG                                 2,000             221
Bayer AG                                              151,173           6,314
Bilfinger Berger AG                                    13,300             698
Celanese AG (AE)                                        1,200              80
Celesio AG                                             10,000             936
Commerzbank AG                                        137,411           4,674
Continental AG                                         58,300           5,675
DaimlerChrysler AG                                     14,000             804
Deutsche Bank AG                                       18,941           2,034
Deutsche Boerse AG (N)                                 38,258           4,840
Deutsche Lufthansa AG (N)                              97,082           1,539
Deutsche Post AG                                      107,500           3,029
Deutsche Telekom AG (N)                               182,990           2,897
E.ON AG (N)                                           125,642          14,035
Fresenius Medical Care AG (N)                             800              85
Hannover Rueckversicherung AG (N)                      49,480           1,869
Hochtief AG                                            10,100             530
Hypo Real Estate Holding AG                            13,473             879
Infineon Technologies AG (AE)(N)                      162,680           1,532
MAN AG (N)                                             65,800           3,781
Medion AG (N)                                          22,450             281
Merck KGaA                                             69,249           7,221
Metro AG                                               21,890           1,112
MLP AG (N)                                              2,400              59
Muenchener Rueckversicherungs AG                       42,373           5,753
RWE AG                                                111,263           9,169
Salzgitter AG                                          18,300           1,256
SAP AG                                                 16,100           3,297
Schering AG                                            36,877           2,523
Siemens AG (N)                                         36,240           3,305
Suedzucker AG (N)                                      12,200             296
ThyssenKrupp AG (N)                                    11,600             297

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TUI AG (N)                                             88,000           1,868
Volkswagen AG (N)                                      50,258           2,980
                                                                 ------------
                                                                      106,086
                                                                 ------------

Greece - 0.4%
EFG Eurobank Ergasias SA                               46,300           1,722
National Bank of Greece SA                             25,600           1,170
OPAP SA                                                76,778           2,887
Public Power Corp.                                     44,320             956
                                                                 ------------
                                                                        6,735
                                                                 ------------

Hong Kong - 1.7%
Bank of East Asia, Ltd.                               595,592           1,854
BOC Hong Kong Holdings, Ltd. (N)                       73,500             147
Cheung Kong Holdings, Ltd.                             65,200             700
China Mobile Hong Kong, Ltd.                           66,000             323
China Netcom Group Corp. Hong Kong, Ltd.              117,000             198
Citic Pacific, Ltd.                                   219,000             651
CLP Holdings, Ltd.                                     54,000             308
CNOOC, Ltd.                                         4,592,000           3,945
Esprit Holdings, Ltd.                                 288,000           2,504
Hang Lung Properties, Ltd.                             57,000             111
Henderson Land Development Co., Ltd.                    8,000              41
HongKong Electric Holdings                            692,500           3,330
Hopewell Holdings (N)                                  79,000             198
Hutchison Telecommunications International, Ltd.
   (AE)                                             1,946,000           3,299
Hutchison Whampoa, Ltd. (N)                           114,000           1,165
Jardine Matheson Holdings, Ltd.                       100,100           1,703
Kerry Properties, Ltd. (N)                             20,000              65
Li & Fung, Ltd.                                       158,000             293
Link REIT (The) (AE)(o)                               618,000           1,195
Melco International Development                       262,000             417
New World Development, Ltd.                            71,000             104
Noble Group, Ltd. (N)                                  96,000              77
Orient Overseas International, Ltd. (N)                51,900             173
Shangri-La Asia, Ltd. (N)                             116,000             188
Shun TAK Holdings, Ltd.                               980,100           1,074
Sino Land Co. (N)                                     890,000           1,245
Sun Hung Kai Properties, Ltd.                          23,000             238
Swire Pacific, Ltd.                                    78,400             730
Techtronic Industries Co. (N)                          51,500             100
Television Broadcasts, Ltd.                            53,000             288
Wharf Holdings, Ltd.                                  718,537           2,769
                                                                 ------------
                                                                       29,433
                                                                 ------------

 28  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hungary - 0.2%
OTP Bank Rt - GDR                                      27,425           1,892
OTP Bank Rt.                                           65,000           2,242
                                                                 ------------
                                                                        4,134
                                                                 ------------
Indonesia - 0.2%
Bank Central Asia Tbk PT                            3,249,000           1,257
Telekomunikasi Indonesia Tbk PT                     1,795,500           1,207
Telekomunikasi Indonesia Tbk
   PT - ADR                                             5,423             150
                                                                 ------------
                                                                        2,614
                                                                 ------------

Ireland - 0.4%
Anglo Irish Bank Corp. PLC                             54,800             865
Bank of Ireland                                       152,184           2,622
CRH PLC                                                56,539           1,755
Depfa Bank PLC                                         63,750           1,092
Ryanair Holdings PLC - ADR                             22,713           1,243
                                                                 ------------
                                                                        7,577
                                                                 ------------

Israel - 0.2%
Check Point Software Technologies (AE)                 81,500           1,763
Teva Pharmaceutical Industries,
   Ltd. - ADR                                          57,700           2,460
                                                                 ------------
                                                                        4,223
                                                                 ------------

Italy - 3.4%
Assicurazioni Generali SpA                             69,970           2,419
Autostrade SpA (N)                                     41,436           1,048
Banca Intesa SpA (N)                                1,247,228           7,097
Banco Popolare di Verona e Novara SCRL (N)            103,698           2,382
Benetton Group SpA (N)                                 30,940             375
CIR-Compagnie Industriali
   Riunite SpA                                         35,200             100
Enel SpA (N)                                          268,600           2,273
Eni SpA (N)                                           458,224          13,854
ERG SpA                                                28,800             743
FASTWEB (AE)(N)                                        23,895           1,158
Finmeccanica SpA (N)                                   26,810             585
Fondiaria-Sai SpA (N)                                  35,200           1,304
Hera SpA (N)                                           10,700              29
Italcementi SpA (N)                                    55,900           1,065
Lottomatica SpA (AE)(N)                                18,100             723
Mediaset SpA                                           76,600             896
Milano Assicurazioni SpA                              132,400             984
Parmalat Finanziaria SpA (AE)(N)(B)                    46,200              --
Recordati SpA                                          61,300             439
Saipem SpA (N)                                         99,500           1,985
Seat Pagine Gialle SpA (AE)                         1,586,000             827

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Snam Rete Gas SpA (N)                                 111,500             483
Telecom Italia SpA (N)                                325,300             914
Telecom Italia SpA                                    330,471             780
UniCredito Italiano SpA (N)                         2,269,447          16,202
Unipol SpA                                            320,190             996
                                                                 ------------
                                                                       59,661
                                                                 ------------

Japan - 23.0%
77 Bank, Ltd. (The)                                   164,500           1,240
Access Co., Ltd. (AE)                                      11             261
Aderans Co., Ltd.                                       4,300             128
Advantest Corp.                                         5,700             700
Aeon Co., Ltd.                                        108,800           2,866
Aida Engineering, Ltd.                                 36,000             303
Aiful Corp.                                            17,053           1,151
Aioi Insurance Co., Ltd.                               38,000             263
Aisin Seiki Co., Ltd.                                  26,900             995
Ajinomoto Co., Inc.                                    45,000             467
Amada Co., Ltd.                                        25,000             227
Arrk Corp.                                              7,700             629
Aruze Corp.                                             9,900             201
Asahi Breweries, Ltd. (N)                               9,700             122
Asahi Glass Co., Ltd. (N)                             383,000           5,537
Asahi Kasei Corp. (N)                                  56,000             381
Astellas Pharma, Inc.                                  53,700           2,220
Bandai Visual Co., Ltd.                                    92             471
Bank of Fukuoka, Ltd. (The)                            37,000             318
Bank of Kyoto, Ltd. (The) (N)                          23,000             275
Bridgestone Corp. (N)                                 143,000           2,907
BSL Corp. (N)                                          67,000             132
Canon Sales Co., Inc.                                   8,000             180
Canon, Inc.                                           290,990          17,563
Chiyoda Corp. (N)                                      79,000           2,034
Chubu Electric Power Co., Inc. (N)                     23,200             567
Chugai Pharmaceutical Co., Ltd. (N)                   102,800           2,086
Circle K Sunkus Co., Ltd.                              20,100             479
Citizen Watch Co., Ltd. (N)                            16,500             147
CMK Corp.                                               5,400             115
Cosmo Oil Co., Ltd. (N)                                56,000             293
Credit Saison Co., Ltd.                                15,300             686
Cyber Communications, Inc. (AE)                            62             288
Dai Nippon Printing Co., Ltd.                          34,000             613
Daiei, Inc. (The) (AE)(N)                              14,600             453
Daiichi Sankyo Co., Ltd.                               15,500             321
Daikin Industries, Ltd. (AE)                           16,700             548
Daimaru, Inc.                                          13,000             202

                                                          International Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daiwa House Industry Co., Ltd.                         34,000             571
Daiwa Securities Group, Inc. (N)                      234,000           2,747
Denki Kagaku Kogyo Kabushiki Kaisha                    46,000             210
Denso Corp.                                            10,000             352
Dentsu, Inc. (N)                                        1,019           3,457
East Japan Railway Co.                                    386           2,682
Eighteenth Bank, Ltd. (The)                            23,000             146
Eisai Co., Ltd. (N)                                    73,000           3,118
Exedy Corp.                                            14,700             437
Fanuc, Ltd.                                            37,000           3,258
FCC Co., Ltd.                                           4,900             244
Frontier Real Estate Investment Corp. (o)                  47             350
Fuji Heavy Industries, Ltd.                           117,900             616
Fuji Photo Film Co., Ltd.                              85,100           2,916
Fujikura, Ltd.                                         25,000             247
Fujitsu, Ltd. (N)                                     174,000           1,534
Funai Electric Co., Ltd. (N)                           12,250           1,293
Glory, Ltd.                                             9,700             208
Hino Motors, Ltd.                                      20,000             134
Hiroshima Bank, Ltd. (The)                             44,000             285
Hitachi Chemical Co., Ltd.                             12,600             390
Hitachi High-Technologies Corp.                         7,900             222
Hitachi Koki Co., Ltd. (N)                             46,000             820
Hitachi Kokusai Electric, Inc.                         11,000             141
Hitachi, Ltd. (N)                                     575,000           4,054
Hokuhoku Financial Group, Inc. (N)                    119,000             563
Honda Motor Co., Ltd.                                  40,500           2,299
Hoya Corp.                                             37,100           1,486
Ibiden Co., Ltd. (N)                                   98,300           5,514
Index Corp. (N)                                           347             716
Itochu Corp.                                          499,000           4,237
Itochu-Shokuhin Co., Ltd. (N)                           9,300             427
Iyo Bank, Ltd. (The)                                   15,000             155
Japan Asia Investment Co., Ltd.                        44,000             369
Japan Logistics Fund, Inc. (o)(N)                          48             331
Japan Tobacco, Inc.                                       374           5,803
JFE Holdings, Inc. (N)                                134,400           4,824
JGC Corp. (N)                                          23,000             488
JS Group Corp.                                         68,200           1,433
JSR Corp. (N)                                         118,000           3,511
Kadokawa Holdings, Inc. (N)                            12,100             380
Kamigumi Co., Ltd.                                     36,000             318
Kaneka Corp.                                          130,000           1,711
Kansai Electric Power Co., Inc. (The)                  25,600             575
Kansai Paint Co., Ltd. (N)                             56,000             518
Kanto Tsukuba Bank, Ltd. (The) (AE)                     8,200             181
Kao Corp.                                             141,700           4,083
Kawasaki Kisen Kaisha, Ltd. (N)                        35,000             225
KDDI Corp.                                              1,082           5,719
Keihin Corp.                                            7,400             190

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Keyence Corp.                                           5,800           1,595
Kirin Beverage Corp. (N)                                8,300             189
KK DaVinci Advisors (AE)                                  143           1,022
Kobe Steel, Ltd.                                      571,000           1,957
Koei Co., Ltd. (N)                                     14,310             365
Koito Manufacturing Co., Ltd.                          24,000             342
Komatsu, Ltd.                                         536,400           9,900
Kose Corp. (N)                                          7,800             338
Koyo Seiko Co., Ltd. (N)                               78,300           1,492
Kubota Corp.                                           69,000             658
Kuraray Co., Ltd. (N)                                  95,300           1,124
Kurita Water Industries, Ltd. (N)                      15,200             356
Kyocera Corp.                                          17,300           1,541
Kyowa Hakko Kogyo Co., Ltd.                            52,000             414
Kyushu Electric Power Co., Inc.                        10,800             246
Kyushu-Shinwa Holdings, Inc.                           23,000              63
Leopalace21 Corp.                                      11,300             411
Livedoor Co., Ltd. (AE)                                42,849              39
Mabuchi Motor Co., Ltd. (N)                            22,800           1,223
Makita Corp. (N)                                       14,000             407
Marubeni Corp.                                        375,000           2,001
Marui Co., Ltd.                                        18,900             347
Matsui Securities Co., Ltd.                            75,400           1,151
Matsumotokiyoshi Co., Ltd. (N)                         21,700             664
Matsushita Electric Industrial Co., Ltd.              210,500           4,576
Matsushita Electric Works, Ltd.                        22,000             247
Mazda Motor Corp. (N)                                  61,000             282
Millea Holdings, Inc.                                     162           3,107
Minebea Co., Ltd. (N)                                 123,000             737
Mitsubishi Chemical Holdings Corp. (AE)                40,500             259
Mitsubishi Corp.                                       65,600           1,532
Mitsubishi Electric Corp. (N)                          84,000             684
Mitsubishi Estate Co., Ltd. (N)                        36,000             836
Mitsubishi Gas Chemical Co., Inc.                      22,000             252
Mitsubishi Logistics Corp. (N)                         16,000             273
Mitsubishi Rayon Co., Ltd. (N)                         79,000             535
Mitsubishi UFJ Financial Group, Inc.                      899          12,952
Mitsui & Co., Ltd. (N)                                226,000           3,250
Mitsui Chemicals, Inc. (N)                            238,000           1,800
Mitsui Fudosan Co., Ltd. (N)                          255,000           5,369
Mitsui OSK Lines, Ltd.                                191,000           1,731
Mitsui Sumitomo Insurance Co., Ltd.                   152,000           1,866
Mitsui Trust Holdings, Inc.                            49,200             727
Mizuho Financial Group, Inc.                              769           6,293
Mori Seiki Co., Ltd. (N)                               22,300             379
Murata Manufacturing Co., Ltd.                         21,100           1,529

 30  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nabtesco Corp.                                         18,000             231
Nafco Co., Ltd.                                         4,400             206
NEC Corp.                                              58,000             376
Netprice, Ltd. (AE)                                        73             321
Nidec Corp. (N)                                         6,200             568
Nikko Cordial Corp.                                    97,500           1,549
Nikon Corp.                                            66,000           1,131
Nintendo Co., Ltd.                                     26,700           3,662
Nippon Electric Glass Co., Ltd. (N)                   263,000           6,928
Nippon Express Co., Ltd. (N)                          393,700           2,400
Nippon Mining Holdings, Inc.                          260,500           2,139
Nippon Oil Corp.                                      141,000           1,119
Nippon Paper Group, Inc.                                  182             714
Nippon Shokubai Co., Ltd.                              12,000             143
Nippon Steel Corp.                                    200,000             740
Nippon Telegraph & Telephone Corp.                        326           1,512
Nippon Yusen KK                                        95,000             702
Nishi-Nippon City Bank, Ltd. (The) (N)                 99,000             587
Nissan Motor Co., Ltd. (N)                            461,000           5,187
Nissha Printing Co., Ltd.                               9,000             290
Nisshin Steel Co., Ltd. (N)                            79,000             269
Nitto Denko Corp.                                      36,700           3,107
NOK Corp. (N)                                          12,600             387
Nomura Holdings, Inc.                                 103,900           2,028
NTN Corp.                                              24,000             191
NTT DoCoMo, Inc.                                          137             222
NTT Urban Development Corp. (N)                            71             554
Obayashi Corp.                                         20,000             161
Obic Co., Ltd.                                          2,200             514
OJI Paper Co., Ltd.                                    73,000             426
Oki Electric Industry Co., Ltd. (N)                   421,000           1,482
OMC Card, Inc. (N)                                     16,000             327
Omron Corp.                                            45,900           1,082
ORIX Corp. (N)                                         63,190          16,349
Parco Co., Ltd.                                        25,200             321
Promise Co., Ltd.                                       2,550             148
Rakuten, Inc.                                           2,748           2,343
Rengo Co., Ltd. (N)                                    34,000             201
Resona Holdings, Inc.                                     123             483
Ricoh Co., Ltd.                                       261,500           4,492
Rinnai Corp. (N)                                       47,270           1,207
Rohm Co., Ltd. (N)                                     23,400           2,529
Sanyo Shinpan Finance Co., Ltd. (N)                    14,900             930
SBI Holdings, Inc. (N)                                  1,010             637
Sega Sammy Holdings, Inc. (N)                          66,800           2,397
Sekisui Chemical Co., Ltd.                            205,900           1,599
Sekisui House, Ltd. (N)                               118,300           1,843
Seven & I Holdings Co., Ltd. (AE)(N)                   72,700           3,074
Sharp Corp.                                           176,000           3,218
Shimadzu Corp. (N)                                     19,000             132
Shin-Etsu Chemical Co., Ltd. Class D                   71,600           4,071

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shinsei Bank, Ltd.                                    846,600           5,644
Shionogi & Co., Ltd.                                   37,600             568
Shizuoka Bank, Ltd. (The) (N)                          16,000             163
Skylark Co., Ltd.                                      76,300           1,214
SMC Corp.                                               2,200             337
Softbank Corp. (N)                                     34,000           1,145
Sohgo Security Services Co., Ltd.                      23,888             353
Sompo Japan Insurance, Inc.                            92,000           1,308
Sony Corp. (N)                                         40,700           1,978
Stanley Electric Co., Ltd. (N)                         26,700             558
Sugi Pharmacy Co., Ltd.                                   700              41
Sumco Corp. (N)                                         5,400             292
Sumisho Lease Co., Ltd.                                10,900             557
Sumitomo Bakelite Co., Ltd. (N)                        18,300             166
Sumitomo Chemical Co., Ltd.                            49,000             378
Sumitomo Corp.                                         19,000             260
Sumitomo Electric Industries, Ltd. (N)                 45,700             758
Sumitomo Forestry Co., Ltd.                            38,000             411
Sumitomo Heavy Industries, Ltd.                       365,000           3,255
Sumitomo Metal Industries, Ltd.                       607,000           2,463
Sumitomo Mitsui Financial Group, Inc. (N)               1,284          14,996
Sumitomo Realty & Development Co., Ltd.                68,000           1,542
Sumitomo Trust & Banking Co., Ltd. (The)               42,000             462
Sumitomo Warehouse Co., Ltd. (The) (N)                 40,000             331
T&D Holdings, Inc.                                     14,150           1,010
Taiheiyo Cement Corp. (N)                              90,000             364
Take And Give Needs Co., Ltd. (AE)(N)                     444             783
Takeda Pharmaceutical Co., Ltd.                       131,000           7,415
Takefuji Corp.                                         34,690           2,088
Tanabe Seiyaku Co., Ltd.                               18,000             193
TDK Corp.                                              13,500             977
Teijin, Ltd.                                           80,000             546
Telewave, Inc.                                             45             382
Terumo Corp.                                           14,500             414
Toagosei Co., Ltd.                                     41,000             225
Toda Corp.                                             34,000             191
Tohoku Electric Power Co., Inc.                        12,700             273
Tokai Carbon Co., Ltd.                                 70,000             409
Tokuyama Corp.                                        114,000           2,162
Tokyo Electric Power Co., Inc. (The)                   88,200           2,218
Tokyo Electron, Ltd.                                   58,600           4,491
Tokyo Gas Co., Ltd. (N)                               639,000           2,969
Toppan Printing Co., Ltd. (N)                          28,000             379

                                                          International Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toray Industries, Inc.                                 25,000             209
Toshiba Corp. (N)                                     191,000           1,223
Toshiba Machine Co., Ltd.                              20,000             201
Tosoh Corp.                                            59,000             300
Toyobo Co., Ltd.                                       45,000             148
Toyoda Gosei Co., Ltd.                                 38,400             759
Toyota Motor Corp.                                    484,000          25,086
Toyota Tsusho Corp.                                    10,000             239
Trend Micro, Inc. (N)                                  12,000             400
Ube Industries, Ltd.                                   50,000             137
UNY Co., Ltd.                                          26,000             407
Valor Co., Ltd.                                         7,500             303
West Japan Railway Co.                                    439           1,808
Xebio Co., Ltd. (N)                                     5,500             306
Yahoo! Japan Corp.                                        543             736
Yamada Denki Co., Ltd.                                 49,400           6,367
Yamaha Motor Co., Ltd.                                 18,400             472
Yamato Holdings Co., Ltd.                             183,000           3,159
Yokogawa Electric Corp. (N)                            19,100             362
                                                                 ------------
                                                                      398,438
                                                                 ------------

Luxembourg - 0.6%
Arcelor (N)                                           131,499           4,618
SES Global SA                                         200,314           3,700
Tenaris SA - ADR                                       16,800           2,729
                                                                 ------------
                                                                       11,047
                                                                 ------------
Mexico - 1.0%
America Movil SA de CV Series L                       149,000           5,026
Cemex SA de CV                                        108,000             713
Coca-Cola Femsa SA de CV - ADR (N)                     32,800             979
Fomento Economico Mexicano
   SA de CV - ADR                                      18,900           1,481
Grupo Televisa SA - ADR                                89,320           7,463
Telefonos de Mexico SA de CV Series L                  39,780             944
                                                                 ------------
                                                                       16,606
                                                                 ------------

Netherlands - 3.9%
ABN AMRO Holding NV                                   182,725           5,074
Aegon NV                                              126,925           2,051
ASML Holding NV (AE)                                  222,098           5,006
Buhrmann NV (N)                                        63,600             994
CSM Class A                                             7,300             211
Euronext NV                                            18,446           1,135
European Aeronautic Defense and Space Co. (N)          92,040           3,607
Hagemeyer NV (AE)                                     148,000             527
Heineken Holding NV                                     1,700              57
Heineken NV (N)                                        69,972           2,462
Hunter Douglas NV                                       1,300              77

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ING Groep NV                                          442,049          15,776
Koninklijke Philips Electronics NV                    286,848           9,682
OCE NV (AE)                                            15,500             274
Randstad Holdings NV                                   11,000             557
Reed Elsevier NV                                      361,128           5,077
Rodamco Europe NV                                       9,100             786
Royal Dutch Shell PLC Class A                          92,300           3,141
Royal KPN NV                                           74,600             721
Royal Numico NV (AE)                                  116,424           5,291
SBM Offshore NV                                        12,300           1,247
TNT NV                                                 16,100             529
Unilever NV                                             4,000             281
VNU NV (N)                                             72,090           2,415
Wolters Kluwer NV                                      65,786           1,457
                                                                 ------------
                                                                       68,435
                                                                 ------------
New Zealand - 0.2%
Telecom Corp. of New Zealand, Ltd. (N)                768,437           2,986
                                                                 ------------

Norway - 0.5%
Aker Kvaerner ASA (AE)(N)                              36,400           2,500
DNB NOR ASA (N)                                       130,363           1,460
Statoil ASA (N)                                       140,000           3,851
Stolt Offshore SA (AE)(N)                              87,800           1,109
Yara International ASA (N)                             31,600             468
                                                                 ------------
                                                                        9,388
                                                                 ------------

Poland - 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA            82,412             828
                                                                 ------------
Portugal - 0.1%
Energias de Portugal SA (N)                           360,400           1,187
                                                                 ------------
Singapore - 1.1%
CapitaCommercial Trust (o)                            115,000             114
CapitaLand, Ltd. (N)                                  143,000             350
City Developments, Ltd.                                 4,000              21
DBS Group Holdings, Ltd.                              222,240           2,258
Flextronics International, Ltd. (AE)                  106,600           1,115
Fraser and Neave, Ltd.                                 18,000             209
Jardine Cycle & Carriage, Ltd.                         32,000             226
Keppel Corp., Ltd. (N)                                291,000           2,362
MCL Land, Ltd. Class D                                 23,920              26
NatSteel, Ltd.                                         52,400              51
Neptune Orient Lines, Ltd.                             91,000             141

 32  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Oversea-Chinese Banking Corp.                         592,800           2,488
Parkway Holdings, Ltd.                                182,000             264
SembCorp Industries, Ltd.                             126,580             231
Singapore Airlines, Ltd.                               17,000             149
Singapore Petroleum Co., Ltd. (N)                      30,000             103
Singapore Post, Ltd.                                  316,000             228
Singapore Technologies Engineering, Ltd.              104,000             192
Singapore Telecommunications, Ltd. (N)              3,474,940           5,449
United Overseas Bank, Ltd.                            187,100           1,682
United Overseas Land, Ltd. (N)                         30,900              53
United Test and Assembly Center, Ltd. (AE)            427,000             243
Venture Corp., Ltd.                                    29,000             241
                                                                 ------------
                                                                       18,196
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                    52,179             921
                                                                 ------------

South Korea - 2.1%
Daewoo Securities Co., Ltd. (AE)(N)                   109,170           2,026
Hana Financial Group, Inc.                             66,660           3,268
Hynix Semiconductor, Inc. (AE)                         73,210           2,831
Hyundai Motor Co.                                       8,300             750
Kookmin Bank                                           36,300           2,882
Korea Electric Power Corp. - ADR                       38,110             866
KT Corp. - ADR                                         45,700             965
Lotte Shopping Co. - GDR (AE)(p)                       22,800             471
NHN Corp. (AE)                                          8,724           2,565
Samsung Electronics Co., Ltd.                          24,451          18,757
Shinhan Financial Group Co., Ltd.                      10,100             430
SK Telecom Co., Ltd. - ADR                             54,190           1,259
                                                                 ------------
                                                                       37,070
                                                                 ------------

Spain - 2.8%
Actividades de Construccion y Servicios SA (N)         48,392           1,685
Altadis SA                                             80,321           3,339
Antena 3 de Television SA (N)                          23,400             634
Banco Bilbao Vizcaya Argentaria SA (N)                288,665           5,830
Banco de Sabadell SA                                   23,740             666
Banco Popular Espanol SA                               11,540             144
Banco Santander Central Hispano SA (N)                375,779           5,407
Cia de Distribucion Integral Logista SA                 5,200             281
Corp Mapfre SA (N)                                     87,180           1,564
Ebro Puleva SA (N)                                     57,200             966
Endesa SA (N)                                         112,200           3,231

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fomento de Construcciones y Contratas SA (N)            6,500             419
Gamesa Corp. Tecnologica SA (N)                        60,720             989
Gestevision Telecinco SA                               47,600           1,174
Iberdrola SA (N)                                      250,406           7,129
Indra Sistemas SA                                      58,900           1,139
Repsol YPF SA (N)                                     111,300           3,017
Repsol YPF SA - ADR                                    60,383           1,643
Sociedad General de Aguas de Barcelona SA Class
   A (N)                                                2,400              59
Telefonica SA                                         584,410           8,919
Union Fenosa SA (N)                                    10,300             388
                                                                 ------------
                                                                       48,623
                                                                 ------------

Sweden - 1.6%
Atlas Copco AB Class A (N)                            101,950           2,396
Billerud AB (N)                                         6,000              81
Elekta AB Class B (N)                                   6,300             107
Fabege AB                                               3,600              71
Hennes & Mauritz AB Series B (N)                        9,950             366
Lundin Petroleum AB (AE)(N)                            16,200             211
Nordea Bank AB                                         77,500             834
OMX AB (N)(AE)                                          9,800             153
Sandvik AB (N)                                         66,270           3,264
Securitas AB Series B                                  80,073           1,460
Skandia Forsakrings AB (N)                            403,508           2,790
Skandinaviska Enskilda Banken AB Class A (N)           24,200             540
Skanska AB Class B                                      8,200             127
Ssab Svenskt Stal AB (N)                                6,600             286
Ssab Svenskt Stal AB                                    1,800              73
Svenska Cellulosa AB Series B (N)                      46,110           1,922
Svenska Handelsbanken Series A (N)                     67,950           1,673
Swedish Match AB (N)                                    4,100              52
Tele2 AB Class B (N)                                   17,550             189
Telefonaktiebolaget LM Ericsson
   Series B                                         2,690,317           9,707
TeliaSonera AB                                         47,000             267
Trelleborg AB Class B                                   5,200             104
Volvo AB
   Class A                                              6,200             294
   Class B                                                300              15
                                                                 ------------
                                                                       26,982
                                                                 ------------

Switzerland - 6.8%
ABB, Ltd. (AE)                                        767,401           8,344

                                                          International Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ciba Specialty Chemicals AG                            32,770           2,081
Clariant AG (AE)                                       70,460           1,064
Compagnie Financiere Richemont AG Class A              78,689           3,579
Credit Suisse Group                                   300,791          17,564
Georg Fischer AG (N)(AE)                                  816             306
Givaudan                                                  759             540
Julius Baer Holding AG Class B                         27,717           2,227
Kuehne & Nagel International AG                         5,641           1,583
Logitech International SA (AE)                         38,343           1,630
Lonza Group AG                                          4,083             257
Micronas Semiconductor Holding AG (AE)                 12,100             412
Nestle SA                                              47,323          13,881
Novartis AG Class G                                   203,290          11,163
PubliGroupe SA                                             64              19
Roche Holding AG                                      138,937          21,953
Sulzer AG                                               1,569             940
Swatch Group AG                                        37,076           1,214
Swiss Life Holding (AE)                                   589             107
Swiss Reinsurance                                      60,410           4,491
Syngenta AG (AE)                                        8,900           1,131
Synthes, Inc.                                          20,599           2,467
UBS AG                                                158,098          17,189
Xstrata PLC                                            82,490           2,314
Zurich Financial Services AG (AE)                      10,522           2,304
                                                                 ------------
                                                                      118,760
                                                                 ------------

Taiwan - 0.3%
Chi Mei Optoelectronics Corp.                       1,544,000           2,218
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                164,600           1,778
United Microelectronics Corp. -ADR                    353,408           1,159
                                                                 ------------
                                                                        5,155
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL (N)                                  399,680           1,273
                                                                 ------------

United Kingdom - 17.8%
3i Group PLC                                          174,026           2,839
Alliance Unichem PLC                                   29,400             441
Amvescap PLC                                          184,200           1,683
Anglo American PLC                                    140,430           5,396
Antofagasta PLC                                        20,800             754
Associated British Foods PLC                           44,800             657
AstraZeneca PLC                                       157,477           7,631
Aviva PLC                                             481,534           6,172
BAA PLC                                               132,951           1,478
BAE Systems PLC                                     1,024,000           7,596
Barclays PLC                                          768,817           8,220
Barratt Developments PLC                               47,600             845

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BG Group PLC                                        1,259,816          14,232
BHP Billiton PLC                                      228,200           4,216
BOC Group PLC                                         124,686           3,287
Boots Group PLC (N)                                   518,483           5,866
BP PLC                                              1,734,718          20,862
Bradford & Bingley PLC                                 35,900             265
Brambles Industries PLC                               546,059           3,951
British Airways PLC (AE)                              133,300             772
British American Tobacco PLC                          270,300           6,093
British Land Co. PLC                                  126,800           2,592
BT Group PLC                                          621,293           2,271
Burren Energy PLC                                      58,900           1,132
Capita Group PLC                                       79,100             601
Carnival PLC                                           10,518             584
Carphone Warehouse Group PLC                          595,284           2,648
Centrica PLC                                          610,613           2,898
Compass Group PLC                                     158,274             624
Diageo PLC                                            322,078           4,793
DSG International PLC                                   8,700              27
easyJet PLC (AE)                                        9,000              60
EMI Group PLC                                         678,888           3,074
Friends Provident PLC                                 457,650           1,636
George Wimpey PLC                                     231,900           2,122
GKN PLC                                               667,416           3,526
GlaxoSmithKline PLC                                   763,526          19,533
Hanson PLC                                             86,200             995
HBOS PLC                                              642,103          11,292
Hilton Group PLC                                      687,101           4,452
HSBC Holdings PLC                                     453,751           7,540
Imperial Chemical Industries PLC                       26,700             173
Imperial Tobacco Group PLC                             44,000           1,309
Inchcape PLC                                           18,300             773
Intercontinental Hotels Group PLC                      83,020           1,279
International Power PLC                               178,200             860
ITV PLC                                                42,000              81
J Sainsbury PLC                                       748,863           4,010
Kelda Group PLC                                        26,800             373
Kingfisher PLC                                        542,097           2,290
Land Securities Group PLC                              13,400             402
Lloyds TSB Group PLC                                  857,436           7,772
Man Group PLC                                          18,500             673
Marks & Spencer Group PLC                             106,226             918
Mitchells & Butlers PLC                               240,170           1,739
Next PLC                                               90,093           2,778
Old Mutual PLC                                        183,600             629
PartyGaming PLC (AE)                                  385,200             879

 34  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Peninsular and Oriental Steam Navigation Co.
   (The)                                                3,600              35
Persimmon PLC                                         123,300           2,757
Prudential PLC                                        126,671           1,284
Punch Taverns PLC                                      85,020           1,310
Reckitt Benckiser PLC                                 308,449          10,130
Reed Elsevier PLC                                      15,400             145
Reuters Group PLC                                     301,300           2,349
RHM PLC                                                51,200             248
Rio Tinto PLC                                         184,911           9,431
Rolls-Royce Group PLC (AE)                            206,058           1,591
Royal & Sun Alliance Insurance Group PLC              923,427           2,062
Royal Bank of Scotland Group PLC                      357,852          11,077
Royal Dutch Shell PLC Class A (N)                     291,634           9,930
Royal Dutch Shell PLC Class B                         190,842           6,844
SABMiller PLC                                          14,300             291
Scottish & Southern Energy PLC                        112,500           2,139
Smith & Nephew PLC                                    234,764           2,330
Smiths Group PLC                                       61,000           1,076
Sportingbet PLC                                       200,100           1,477
Standard Chartered PLC                                273,712           6,793
Tate & Lyle PLC                                       226,200           2,318
Taylor Woodrow PLC                                    150,700           1,046
Tesco PLC                                             747,460           4,229
Travis Perkins PLC                                     10,040             264
Trinity Mirror PLC                                    157,140           1,711
Unilever PLC                                          729,264           7,667
United Utilities PLC                                   37,300             449
Vodafone Group PLC                                  4,658,345           9,779
Whitbread PLC                                          72,000           1,361
William Hill PLC                                      356,854           3,625
Yell Group PLC                                         76,464             725
                                                                 ------------
                                                                      309,067
                                                                 ------------

United States - 0.2%
Transocean, Inc. (AE)                                  33,800           2,743
Weatherford International, Ltd. (AE)                   28,200           1,263
                                                                 ------------
                                                                        4,006
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,209,351)                                                   1,611,936
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

PREFERRED STOCKS - 0.3%
Brazil - 0.1%
Banco Itau Holding Financeira SA                       34,600           1,051
                                                                 ------------

Germany - 0.2%
Fresenius AG                                           18,366           2,869
                                                                 ------------

Italy - 0.0%
Unipol SpA                                            125,700             314
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,769)                                                           4,234
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Switzerland - 0.0%
Swiss Market Index
   Mar 2006 7,526.92 (CHF) Call (36)                    2,120             213
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $140)                                                               213
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
WARRANTS & RIGHTS - 0.1%
Italy - 0.0%
Italia SPA Rights (AE)                                    145              --
                                                                 ------------
Luxembourg - 0.1%
Bharti Televentures
   2009 Warrants (AE)                                      82             670
Satyam Computer Services, Ltd.
   2007 Warrants (AE)                                      62             508
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $952)                                                             1,178
                                                                 ------------

                                                          International Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.6%
United States - 6.6%
Frank Russell Investment Company Money Market
   Fund                                           101,560,000         101,560
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                  8,000           7,963
   4.105% due 03/30/06                                  5,000           4,968
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $114,491)                                                       114,491
                                                                 ------------

OTHER SECURITIES - 18.5%
Frank Russell Investment Company Money Market
   Fund (X)                                       118,314,593         118,315
State Street Securities Lending Quality Trust
   (X)                                            203,167,514         203,168
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $321,483)                                                       321,483
                                                                 ------------

TOTAL INVESTMENTS - 118.3%
(identified cost $1,649,186)                                        2,053,535

OTHER ASSETS AND LIABILITIES,
NET - (18.3%)                                                        (317,276)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,736,259
                                                                 ============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the schedules of investments.

 36  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 02/06 (140)                             15,327                431
CAC-40 Index (France)
   expiration date 02/06 (78)                               4,700                170
   expiration date 03/06 (127)                              7,666                416
DAX Index (Germany)
   expiration date 03/06 (80)                              13,835                802

EUR STOXX 50 Index (EMU)
   expiration date 03/06 (477)                             21,460                946

FTSE-100 Index (UK)
   expiration date 03/06 (239)                             24,393                710

Hang Seng Index (Hong Kong)
   expiration date 02/06 (19)                               1,943                 40

OMX Stockholm 30 Index (Sweden)
   expiration date 02/06 (799)                             10,109                325

SPI 200 Index (Australia)
   expiration date 03/06 (57)                               5,308                351

TOPIX Index (Japan)
   expiration date 03/06 (271)                             39,632              2,531

Short Positions
CAC-40 Index (France)
   expiration date 02/06 (10)                                 603                 (9)

FTSE-100 Index (UK)
   expiration date 03/06 (141)                             14,391               (512)

Hang Seng Index (Hong Kong)
   expiration date 02/06 (33)                               3,374                (70)

IBEX Plus Index (Spain)
   expiration date 02/06 (58)                               7,812               (203)

MIB-30 (Italy)
   expiration date 03/06 (38)                               8,482               (374)

SPI 200 Index (Australia)
   expiration date 03/06 (104)                              9,684               (640)
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                                    4,914
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Switzerland
Swiss Market Index
   Mar 2006 7,526.92 (CHF) Put (36)                         2,120               (141)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $140)                                                     (141)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               5      AUD             7    02/02/06                 --
USD              19      AUD            26    02/02/06                 --
USD              12      AUD            16    02/03/06                 --
USD              22      AUD            29    02/03/06                 --
USD             225      AUD           300    03/15/06                  2
USD             225      AUD           300    03/15/06                  2
USD             875      AUD         1,176    03/15/06                 15
USD           1,016      AUD         1,375    03/15/06                 26
USD           6,641      AUD         8,800    03/15/06                 24
USD           1,980      CHF         2,493    03/15/06                (22)
USD           4,006      CHF         5,041    03/15/06                (46)
USD           5,944      CHF         7,478    03/15/06                (69)
USD           5,944      CHF         7,478    03/15/06                (70)
USD          10,211      CHF        13,101    03/15/06                 81
USD             294      DKK         1,808    02/03/06                  1
USD             303      DKK         1,870    03/15/06                  2
USD             320      DKK         1,980    03/15/06                  3
USD               3      EUR             3    02/01/06                 --
USD              84      EUR            69    02/01/06                 --
USD              95      EUR            78    02/01/06                 --
USD             284      EUR           235    02/01/06                  2
USD             495      EUR           409    02/01/06                  2
USD             582      EUR           481    02/01/06                  2
USD           1,005      EUR           830    02/01/06                  3
USD           1,042      EUR           850    02/01/06                 (8)
USD             147      EUR           121    02/02/06                  1
USD             151      EUR           125    02/02/06                  1
USD             359      EUR           297    02/02/06                  2
USD              11      EUR             9    02/03/06                 --
USD             608      EUR           500    03/15/06                  1
USD           1,085      EUR           900    03/15/06                 12
USD           1,211      EUR         1,000    03/15/06                  7
USD           1,783      EUR         1,500    03/15/06                 44
USD           2,416      EUR         2,000    03/15/06                 21
USD           3,639      EUR         3,000    03/15/06                 16
USD           3,690      EUR         3,000    03/15/06                (35)
USD          51,975      EUR        43,100    03/15/06                533
USD              70      GBP            40    02/01/06                  1
USD             177      GBP           100    03/15/06                  1
USD             352      GBP           200    03/15/06                  4
USD           1,725      GBP         1,000    03/15/06                 54
USD           2,904      GBP         1,648    03/15/06                 28
USD           2,907      GBP         1,651    03/15/06                 31
USD           7,432      GBP         4,219    03/15/06                 75
USD          31,537      GBP        17,800    03/15/06                132

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             128      HKD           993    02/01/06                 --
USD              20      HKD           156    03/15/06                 --
USD              76      HKD           587    03/15/06                 --
USD             578      HKD         4,479    03/15/06                 --
USD               5      JPY           530    02/01/06                 --
USD               5      JPY           540    02/01/06                 --
USD             652      JPY        76,187    02/01/06                 (2)
USD             847      JPY        98,486    02/01/06                 (7)
USD             928      JPY       108,898    02/01/06                 --
USD               5      JPY           540    02/02/06                 --
USD               5      JPY           542    02/02/06                 --
USD               5      JPY           543    02/02/06                 --
USD              52      JPY         6,131    02/02/06                 --
USD              93      JPY        10,888    02/02/06                 --
USD             135      JPY        15,879    02/02/06                  1
USD             265      JPY        31,113    02/02/06                 --
USD             619      JPY        72,739    02/02/06                  1
USD               5      JPY           535    02/03/06                 --
USD               5      JPY           547    02/03/06                 --
USD               7      JPY           817    02/03/06                 --
USD             155      JPY        18,149    02/03/06                 --
USD             169      JPY        19,793    02/03/06                 (1)
USD               6      JPY           669    03/15/06                 --
USD             515      JPY        60,000    03/15/06                 --
USD             860      JPY       100,000    03/15/06                 (3)
USD             880      JPY       100,000    03/15/06                (23)
USD           1,745      JPY       200,000    03/15/06                (30)
USD           2,890      JPY       332,078    03/15/06                (44)
USD           2,891      JPY       332,078    03/15/06                (44)
USD           3,476      JPY       400,000    03/15/06                (47)
USD           3,483      JPY       400,000    03/15/06                (54)
USD           4,334      JPY       498,116    03/15/06                (65)
USD           4,334      JPY       498,116    03/15/06                (65)
USD           5,466      JPY       628,212    03/15/06                (81)
USD           5,780      JPY       664,155    03/15/06                (88)
USD          29,337      JPY     3,400,000    03/15/06               (193)
USD             167      NOK         1,111    02/01/06                 --
USD          11,375      NOK        75,613    03/15/06                 22
USD             765      SEK         5,959    03/15/06                 23
USD           1,064      SEK         8,299    03/15/06                 32
USD           1,065      SEK         8,299    03/15/06                 31
USD           1,065      SEK         8,299    03/15/06                 31
USD           1,095      SEK         8,263    03/15/06                 (4)
USD           3,286      SEK        24,788    03/15/06                (12)
USD           4,580      SEK        34,531    03/15/06                (18)

See accompanying notes which are an integral part of the schedules of investments.

 38  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD          16,477      SGD        27,309    03/15/06                383
AUD              20      USD            15    02/01/06                 --
AUD             753      USD           566    02/01/06                 (5)
AUD             991      USD           743    02/01/06                 (8)
AUD              10      USD             7    02/02/06                 --
AUD              11      USD             8    02/03/06                 --
AUD             233      USD           176    02/03/06                 (1)
AUD             400      USD           298    03/15/06                 (5)
AUD             500      USD           376    03/15/06                 (3)
AUD             700      USD           527    03/15/06                 (3)
AUD           1,300      USD           977    03/15/06                 (8)
AUD           1,817      USD         1,366    03/15/06                (10)
AUD          13,245      USD         9,808    03/15/06               (224)
CHF              39      USD            31    02/01/06                 --
CHF             151      USD           118    02/01/06                 --
CHF             333      USD           260    02/01/06                 (1)
CHF             741      USD           578    02/01/06                 (2)
CHF              13      USD            10    02/02/06                 --
CHF              51      USD            40    03/15/06                 --
CHF           2,481      USD         1,932    03/15/06                (17)
CHF           2,481      USD         1,931    03/15/06                (18)
CHF           6,193      USD         4,820    03/15/06                (45)
DKK             264      USD            42    03/15/06                 (1)
DKK           1,665      USD           274    03/15/06                  2
EUR              32      USD            38    02/02/06                 --
EUR              68      USD            82    02/02/06                 (1)
EUR               2      USD             3    02/03/06                 --
EUR              29      USD            35    02/03/06                 --
EUR             104      USD           126    02/03/06                 --
EUR               9      USD            11    03/15/06                 --
EUR             295      USD           357    03/15/06                 (3)
EUR             338      USD           407    03/15/06                 (5)
EUR             500      USD           607    03/15/06                 (2)
EUR           1,000      USD         1,210    03/15/06                 (8)
EUR           1,000      USD         1,231    03/15/06                 13
EUR           1,000      USD         1,202    03/15/06                (16)
EUR           1,500      USD         1,826    03/15/06                 (1)
EUR           1,500      USD         1,792    03/15/06                (36)
EUR           2,000      USD         2,432    03/15/06                 (5)
EUR           3,000      USD         3,702    03/15/06                 47
EUR           4,000      USD         4,926    03/15/06                 53
EUR           7,100      USD         8,707    03/15/06                 57
EUR          26,757      USD        32,256    03/15/06               (342)
GBP             139      USD           247    02/01/06                 (1)
GBP              17      USD            30    03/15/06                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP             400      USD           714    03/15/06                  2
GBP             500      USD           879    03/15/06                (11)
GBP             600      USD         1,071    03/15/06                  3
GBP           1,000      USD         1,759    03/15/06                (20)
GBP           1,000      USD         1,764    03/15/06                (15)
GBP           1,300      USD         2,323    03/15/06                 11
GBP           1,700      USD         3,033    03/15/06                  9
GBP           2,254      USD         4,026    03/15/06                 16
GBP           9,970      USD        17,581    03/15/06               (157)
GBP             340      USD           603    04/28/06                 (2)
GBP           6,882      USD        12,309    04/28/06                 61
HKD             171      USD            22    02/01/06                 --
HKD             505      USD            65    02/01/06                 --
HKD             174      USD            22    02/02/06                 --
HKD           2,595      USD           335    03/15/06                 --
HUF          35,578      USD           171    02/01/06                 --
HUF          38,494      USD           184    02/02/06                 (1)
HUF          12,982      USD            62    02/03/06                 --
IDR         754,923      USD            81    02/03/06                 --
JPY           1,997      USD            17    02/01/06                 --
JPY          13,932      USD           119    02/01/06                 --
JPY          16,750      USD           142    02/01/06                 --
JPY          32,000      USD           272    02/01/06                 (1)
JPY          34,717      USD           296    02/01/06                 --
JPY          38,683      USD           330    02/01/06                 --
JPY           2,881      USD            25    02/02/06                 --
JPY           3,206      USD            27    02/02/06                 --
JPY           4,013      USD            34    02/02/06                 --
JPY          12,183      USD           104    02/02/06                 --
JPY          14,977      USD           128    02/02/06                 --
JPY          15,000      USD           128    02/02/06                 --
JPY          37,900      USD           322    02/02/06                 (1)
JPY           3,912      USD            33    02/03/06                 --
JPY           4,670      USD            40    02/03/06                 --
JPY          10,233      USD            88    02/03/06                 --
JPY          50,000      USD           436    03/15/06                  8
JPY          50,000      USD           433    03/15/06                  5
JPY         100,000      USD           869    03/15/06                 12
JPY         100,000      USD           864    03/15/06                  7
JPY         200,000      USD         1,755    03/15/06                 41
JPY         200,000      USD         1,755    03/15/06                 40
JPY         200,000      USD         1,733    03/15/06                 18
JPY         300,000      USD         2,637    03/15/06                 66
JPY         310,581      USD         2,713    03/15/06                 51
JPY         332,248      USD         2,884    03/15/06                 36

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         332,248      USD         2,884    03/15/06                 36
JPY         332,248      USD         2,887    03/15/06                 39
JPY         532,656      USD         4,634    03/15/06                 68
JPY         664,496      USD         5,771    03/15/06                 75
JPY         664,496      USD         5,771    03/15/06                 75
JPY         800,000      USD         6,920    03/15/06                 62
NOK          12,468      USD         1,872    03/15/06                 (7)
NOK          12,468      USD         1,872    03/15/06                 (7)
NOK          12,468      USD         1,873    03/15/06                 (7)
NOK          13,274      USD         1,993    03/15/06                 (7)
NOK          24,935      USD         3,745    03/15/06                (13)
SEK             750      USD            97    03/15/06                 (2)
SEK          38,489      USD         4,932    03/15/06               (153)
SGD           1,603      USD           984    03/15/06                 (5)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 355
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 40  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAPS CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Austria
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR    1,439    BBA plus 0.150%          12/27/06                   105

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR     769    BBA plus 0.150%           12/27/06                    25

MSCI Denmark
   Local Net Total Return                                       1 Month DKK CIBOR
   Index                         Merrill Lynch      DKK   6,513    BBA plus 0.150%           12/27/06                    16

MSCI Norway
   Local Net Total Return                                       1 Month NOK NIBOR
   Index                         Merrill Lynch      NOK  50,034    BBA plus 0.150%           12/27/06                   581
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               727
                                                                                                           ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.3             93,056
Consumer Discretionary                                        9.0            153,992
Consumer Staples                                              5.8            103,384
Financial Services                                           25.8            435,783
Health Care                                                   6.1            112,521
Integrated Oils                                               6.7            115,985
Materials and Processing                                     10.0            184,003
Miscellaneous                                                 1.1             16,566
Other Energy                                                  1.4             29,420
Producer Durables                                             7.7            129,066
Technology                                                    6.0             96,601
Utilities                                                     8.2            145,793
Options Purchased                                              --                213
Other Securities                                             18.5            321,483
Short-Term Investments                                        6.6            114,491
Warrants & Rights                                             0.1              1,178
                                                  ---------------    ---------------
Total Investments                                           118.3          2,053,535
Other Assets and Liabilities, Net                           (18.3)          (317,276)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,736,259
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1                921
Asia                                                          9.0            154,394
Europe                                                       39.9            695,363
Japan                                                        23.0            398,438
Latin America                                                 1.4             23,121
Middle East                                                   0.2              4,223
Other Regions                                                 8.4            146,525
United Kingdom                                               17.8            309,067
Other Securities                                             18.5            321,483
                                                  ---------------    ---------------
Total Investments                                           118.3          2,053,535
Other Assets and Liabilities, Net                           (18.3)          (317,276)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,736,259
                                                  ===============    ===============

See accompanying notes which are an integral part of the schedules of investments.

 42  International Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 99.2%
Asset-Backed Securities - 7.1%
AAA Trust (p)
   Series 2005-2 Class A1
   4.634% due 11/26/35                                    408             409
Aames Mortgage Investment Trust (E)
   Series 2005-2 Class 1A1
   4.610% due 07/25/35                                     11              11
   Series 2005-3 Class A1 (A)
   4.680% due 08/25/35                                  1,378           1,378
ABSC Trust (p)
   Series 2005-HE6 Class A1
   5.050% due 08/27/35                                    310             306
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   4.830% due 07/25/34                                    166             166
ACE Securities Corp. (E)
   Series 2001-HE1 Class A
   4.860% due 11/20/31                                    641             641
   Series 2005-SD3 Class A
   4.930% due 08/25/45                                    985             985
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.030% due 02/25/33                                    155             156
   Series 2004-R10 Class A5
   4.920% due 11/25/34                                    268             268
   Series 2004-R7 Class A6
   4.900% due 08/25/34                                    663             664
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   4.750% due 02/25/34                                     54              54
Asset Backed Funding Corp. NIMs Trust (p)
   Series 2005-WF1 Class N1
   4.750% due 03/26/35                                    259             259
Bank One Issuance Trust (E)
   Series 2003-A1 Class A1
   4.590% due 09/15/10                                  1,600           1,603
Burlington Northern Santa Fe Corp.
   4.967% due 04/01/23                                    235             232
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   4.610% due 06/25/35                                    118             118
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   4.780% due 05/25/32                                    285             286
Chase Issuance Trust (E)
   Series 2005-A3 Class A
   4.490% due 10/17/11                                  3,095           3,097

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust
   Series 2005-B Class A3
   4.840% due 07/15/09                                    805             804
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A (E)
   4.770% due 12/25/31                                    114             114
   Series 2003-BC2 Class 2A1 (E)
   4.830% due 06/25/33                                     30              30
   Series 2003-BC4 Class 2A2 (E)
   4.850% due 09/25/33                                     94              95
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    860             854
   Series 2004-14N Class N (p)
   5.000% due 06/25/36                                    111             109
   Series 2004-BC1 Class M1 (E)
   5.030% due 02/25/34                                    190             191
   Series 2004-S1 Class A1 (E)
   4.750% due 12/25/18                                    860             860
   Series 2005-17 Class 1AF1 (E)
   4.730% due 12/25/36                                    614             614
   Series 2005-17 Class 1AF3
   5.711% due 12/25/36                                    455             455
   Series 2005-17 Class 4AV1 (E)
   4.640% due 12/25/36                                  1,711           1,711
   Series 2005-2N Class N (p)
   4.500% due 08/25/36                                    233             229
   Series 2005-5N Class N (p)
   5.000% due 07/25/36                                    216             213
   Series 2005-AB3 Class 2A1 (E)
   4.650% due 02/25/36                                  1,517           1,517
   Series 2005-SD2 Class A1A (E)(p)
   4.690% due 08/25/35                                  1,025           1,026
Countrywide Home Equity Loan Trust (E)
   Series 2005-A Class 2A
   4.609% due 04/15/35                                    324             324
   Series 2005-G Class 2A
   4.700% due 12/15/35                                  1,455           1,456
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB6 Class AF1
   4.720% due 07/25/35                                     90              90
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  1,165           1,150

                                                         Fixed Income I Fund  43

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Discover Card Master Trust I (E)
   Series 2005-1 Class A
   4.480% due 09/16/10                                  3,075           3,076
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   4.570% due 04/15/08                                  1,415           1,415
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   4.590% due 04/25/35                                    477             477
Equifirst Mortgage Loan Trust NIMs Notes (p)
   Series 2005-1 Class N1
   4.458% due 04/25/35                                    767             765
Fannie Mae Grantor Trust (E)
   Series 2002-T13 Class A1
   4.630% due 08/25/32                                      8               8
   Series 2002-T5 Class A1
   4.650% due 05/25/32                                    520             520
   Series 2005-T3 Class A1A
   4.570% due 07/25/35                                  3,112           3,112
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   4.790% due 06/25/32                                    251             251
   Series 2003-W16 Class AV1
   4.680% due 11/25/33                                    262             262
FHA Proj Citi 68 NP
   7.430% due 06/27/21                                    259             261
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2004-FF1 Class A2
   4.930% due 12/25/32                                  1,412           1,416
   Series 2004-FFH Class 2A1
   4.910% due 10/25/34                                    886             889
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                    505             499
Ford Credit Floorplan Master Owner Trust
   Series 2001-2 Class A (E)
   4.610% due 07/15/08                                  1,115           1,116
   Series 2004-1 Class A (E)
   4.510% due 07/15/09                                  1,770           1,768
Fremont NIMs Trust
   3.750% due 01/25/35 (p)                                375             372
   Series 2005-C Class NOTE (p)
   5.584% due 07/25/35                                    131             130
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class A
   4.570% due 07/20/09                                    955             956

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-1 Class A
   4.530% due 04/20/10                                  1,425           1,425
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A1 (E)
   4.670% due 09/25/34                                     42              42
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    590             581
Greenpoint Mortgage Funding Trust (E)
   Series 2005-HE4 Class 2A1C
   4.640% due 07/25/30                                  1,045           1,045
GSAMP Trust (E)
   Series 2003-AHL Class A2A
   4.730% due 10/25/33                                     80              80
   Series 2003-HE2 Class M1
   5.180% due 08/25/33                                    300             301
   Series 2004-NC1 Class A3
   4.920% due 03/25/34                                    340             341
   Series 2004-SEA Class A1A
   4.720% due 10/25/33                                    245             245
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2003-1 Class A
   4.840% due 10/20/32                                    206             206
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   5.230% due 12/25/33                                    345             347
Home Equity Mortgage Trust (E)
   Series 2005-4 Class A2A
   4.640% due 01/25/36                                  1,132           1,132
IndyMac Residential Asset Backed Trust (E)
   Series 2005-A Class AII1
   4.640% due 03/25/35                                    332             332
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2005-FLD Class A1
   4.650% due 08/25/27                                  1,184           1,184
Lehman XS Trust (E)
   Series 2005-1 Class 2A1
   4.660% due 07/25/35                                  1,204           1,192
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    408             411
Long Beach Asset Holdings Corp. (p)
   Series 2005-1 Class N1
   4.115% due 02/25/35                                    232             231

 44  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long Beach Mortgage Loan Trust (E)
   Series 2005-WL1 Class 2A1
   4.640% due 06/25/35                                    736             736
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.180% due 08/25/33                                    250             251
   Series 2004-OPT Class A3
   4.790% due 02/25/34                                    176             176
MBNA Credit Card Master Note Trust (E)
   Series 2001-A3 Class A3
   2.180% due 12/15/08                                  3,230           3,231
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   4.540% due 04/25/08                                  1,287           1,287
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-WMC Class A2
   4.830% due 10/25/34                                     45              45
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   6.630% due 09/25/33                                    335             343
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   4.670% due 04/15/08                                    580             581
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.060% due 02/25/35                                    370             371
   Series 2005-B Class A2A
   4.650% due 10/25/35                                  1,513           1,513
Nissan Master Owner Trust Receivables (E)
   Series 2005-A Class A
   4.500% due 07/15/10                                  1,305           1,305
Novastar Home Equity Loan (E)
   Series 2004-4 Class A2A
   4.720% due 03/25/35                                      8               8
   Series 2005-1 Class A2A
   4.650% due 06/25/35                                    672             672
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   5.130% due 01/25/32                                    211             212
   Series 2002-2 Class A
   4.800% due 06/25/32                                    179             179
   Series 2003-1 Class A2
   4.950% due 02/25/33                                    206             206
   Series 2003-2 Class A2
   4.830% due 04/25/33                                    107             107

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-2 Class M2
   6.230% due 04/25/33                                    435             439
   Series 2003-3 Class M3
   6.530% due 06/25/33                                    260             263
   Series 2003-4 Class M2
   6.180% due 07/25/33                                    235             237
Origen Manufactured Housing
   Series 2005-B Class A4
   5.910% due 01/15/37                                    100             100
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   4.990% due 02/25/35                                  1,392           1,395
   Series 2005-WCW Class M1
   4.980% due 09/25/35                                    370             371
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    160             158
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    390             390
Ramp Trust (p)
   Series 2005-NM2 Class NOTE
   5.193% due 04/25/35                                    225             225
Renaissance Home Equity Loan Trust
   Series 2005-3 Class AF1 (E)
   4.680% due 11/25/35                                  1,533           1,533
   Series 2005-3 Class AV1 (E)
   4.670% due 11/25/35                                  1,525           1,525
   Series 2005-4 Class N (p)
   7.142% due 02/25/36                                    515             515
Renaissance NIMs Trust (p)
   Series 2004-B Class NOTE
   5.193% due 08/26/34                                      7               7
   Series 2004-D Class NOTE
   4.459% due 02/25/35                                    154             154
Residential Asset Mortgage Products, Inc.
   Series 2002-RS5 Class AII (E)
   4.900% due 09/25/32                                    269             269
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    345             347
   Series 2003-RS1 Class AII (E)
   4.920% due 02/25/33                                    295             296
   Series 2003-RS2 Class AII (E)
   4.870% due 03/25/33                                    309             310
   Series 2003-RS3 Class AII (E)
   4.890% due 04/25/33                                    222             223

                                                         Fixed Income I Fund  45

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-RS2 Class AIIB (E)
   4.780% due 02/25/34                                    536             536
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    218             218
   Series 2004-RS8 Class AII1 (E)
   4.670% due 05/25/26                                    135             135
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   4.765% due 03/25/32                                    158             158
   Series 2001-KS3 Class AII (E)
   4.760% due 09/25/31                                    120             120
   Series 2002-KS3 Class A1B (E)
   4.780% due 05/25/32                                    271             271
   Series 2003-KS1 Class M2 (E)
   6.280% due 01/25/33                                    615             618
   Series 2003-KS4 Class AIIB (E)
   4.820% due 06/25/33                                    318             319
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    820             812
Residential Funding Mortgage Securities II, Inc.
   (E)
   Series 2005-HI2 Class A1
   4.670% due 05/25/35                                  1,653           1,653
   Series 2005-HS1 Class AI1
   4.650% due 09/25/35                                  1,473           1,468
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   4.800% due 03/25/35                                    433             433
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   4.780% due 02/25/34                                    178             178
   Series 2005-FR4 Class A3
   4.730% due 01/25/36                                    740             740
SLM Student Loan Trust (E)
   Series 2004-1 Class A1
   4.663% due 01/26/15                                  1,924           1,925
   Series 2006-1 Class A1
   4.610% due 01/25/12                                  2,490           2,490
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                    134             142
Soundview Trust
   4.703% due 06/25/35                                    442             442
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   4.870% due 01/25/34                                     33              33
   Series 2004-BC2 Class A2
   4.800% due 05/25/35                                    428             429

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.010% due 10/25/33                                    116             116
   Series 2004-7 Class A1
   4.785% due 08/25/34                                  1,206           1,209
   Series 2005-3 Class M2
   4.970% due 04/25/35                                    210             210
Structured Asset Securities Corp.
   Series 2003-BC1 Class A (E)
   5.030% due 05/25/32                                    152             153
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    765             758
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    229             231
Textron Financial Floorplan Master Note Trust
   (E)(p)
   Series 2005-1A Class A
   4.562% due 05/13/10                                  1,640           1,644
Volkswagen Credit Auto Master Trust (E)
   Series 2005-1 Class A
   4.510% due 07/20/10                                  1,485           1,485
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   4.780% due 11/25/33                                    331             332
Wachovia Mortgage Loan Trust LLC (E)
   Series 2005-WMC Class A1
   4.640% due 10/25/35                                  1,337           1,337
Whole Auto Loan Trust
   Series 2004-1 Class A4
   3.260% due 03/15/11                                  1,085           1,055
                                                                 ------------
                                                                       90,493
                                                                 ------------

Corporate Bonds and Notes - 12.9%
Alabama Power Co.
   Series X
   3.125% due 05/01/08                                    320             307
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  1,195           1,170
Altria Group, Inc.
   7.000% due 11/04/13                                    580             630
Amerada Hess Corp.
   7.300% due 08/15/31                                    750             872

 46  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              35
American General Finance Corp.
   Series MTNG (E)
   4.544% due 03/23/07                                    100             100
   Series MTNI
   4.649% due 06/27/08 (E)                              1,300           1,302
   4.875% due 07/15/12                                  1,000             970
American International Group, Inc. (p)
   4.700% due 10/01/10 (N)                                400             393
   5.050% due 10/01/15                                    440             429
American RE Corp. (N)
   Series B
   7.450% due 12/15/26                                    405             459
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    395             391
ASIF Global Financing (A)
   4.900% due 01/17/13                                     90              89
AT&T, Inc.
   5.300% due 11/15/10                                  2,330           2,326
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    860             905
Bank of America Corp.
   5.875% due 02/15/09                                    180             184
   4.500% due 08/01/10                                    430             421
   4.375% due 12/01/10                                  1,395           1,355
Banque Paribas
   6.875% due 03/01/09                                    350             368
Bear Stearns Cos., Inc. (The)
   3.250% due 03/25/09                                    805             763
   5.300% due 10/30/15                                    775             768
BellSouth Corp.
   4.200% due 09/15/09                                    115             111
   4.750% due 11/15/12                                     20              19
   6.550% due 06/15/34                                     45              47
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    150             157
Burlington Northern Santa Fe Corp. (N)
   6.875% due 12/01/27                                     80              91
Campbell Soup Co. (N)
   5.875% due 10/01/08                                    165             168
Carolina Power & Light Co.
   5.150% due 04/01/15                                    590             580
Caterpillar Financial Services Corp.
   5.050% due 12/01/10                                  1,975           1,974
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    440             500
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                    985           1,101
   8.750% due 03/01/31                                  1,670           2,188
CIT Group, Inc.
   5.750% due 09/25/07                                    120             121
   4.750% due 08/15/08                                    785             780
   6.875% due 11/01/09                                     80              84
Citicorp
   7.250% due 10/15/11                                    455             500
Citigroup, Inc.
   3.500% due 02/01/08                                    985             959
   4.559% due 12/26/08 (E)                                700             700
   4.625% due 08/03/10                                    235             231
   5.000% due 09/15/14                                  4,925           4,812
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                    100              96
   5.750% due 01/15/13                                    100              97
Clorox Co.
   4.200% due 01/15/10                                    165             159
   5.000% due 01/15/15                                    125             121
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    105             106
Comcast Cable Communications
   6.875% due 06/15/09                                    480             503
   6.750% due 01/30/11                                  1,270           1,338
Comcast Cable Communications Holdings, Inc.
   8.375% due 03/15/13                                  2,125           2,432
Comcast Corp.
   6.500% due 01/15/15                                    785             819
   6.500% due 11/15/35                                    745             746
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    735             871
Consolidated Edison Co. of New York
   5.375% due 12/15/15                                    545             549
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    385             412
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    380             391

                                                         Fixed Income I Fund  47

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                    100             100
COX Communications, Inc.
   3.875% due 10/01/08                                    240             231
   6.750% due 03/15/11                                  3,580           3,721
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    580             561
   4.875% due 08/15/10                                    120             119
   6.500% due 01/15/12                                     20              21
   5.500% due 08/15/13                                     95              96
   5.125% due 08/15/15                                  1,810           1,775
DaimlerChrysler NA Holding Corp.
   4.700% due 03/07/07 (E)                              2,200           2,201
   4.050% due 06/04/08                                    475             462
Detroit Edison Co.
   6.125% due 10/01/10                                    120             124
   6.350% due 10/15/32                                    105             111
Devon Energy Corp.
   7.950% due 04/15/32                                    430             547
Dominion Resources, Inc.
   4.750% due 12/15/10                                     90              88
   5.700% due 09/17/12                                    330             333
   Series B
   6.250% due 06/30/12                                     90              93
   Series C
   5.150% due 07/15/15                                    775             745
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    380             463
Duke Energy Corp.
   6.250% due 01/15/12                                    150             157
   5.625% due 11/30/12                                    325             331
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     35              37
Eastman Kodak Co.
   7.250% due 11/15/13                                     30              29
Eli Lilly & Co.
   6.770% due 01/01/36                                    485             562
Erac USA Finance Co. (p)
   5.900% due 11/15/15                                    990           1,007
Exelon Corp.
   4.900% due 06/15/15                                    830             789
   5.625% due 06/15/35                                     40              38
FedEx Corp.
   7.600% due 07/01/97                                    135             159
Financing Corp.
   Series 10P
   Principal Only STRIP
   Zero coupon due 11/30/17                               940             525

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 6P
   Principal Only STRIP
   Zero coupon due 08/03/18                               435             234
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  1,475           1,551
   Series C
   7.375% due 11/15/31                                    715             827
Ford Motor Co.(N)
   7.450% due 07/16/31                                    290             214
Ford Motor Credit Co.
   4.950% due 01/15/08                                    320             295
   7.375% due 10/28/09                                  2,430           2,274
General Electric Capital Corp.
   4.125% due 03/04/08 (N)                                345             339
   4.875% due 03/04/15                                    505             493
   3.250% due 06/15/09                                    900             852
   4.875% due 10/21/10                                  1,300           1,291
   4.250% due 06/15/12                                    860             818
   Series MTNA
   4.250% due 01/15/08                                    220             217
   4.125% due 09/01/09                                    320             310
   6.000% due 06/15/12                                    135             141
   5.450% due 01/15/13                                  1,305           1,327
General Electric Co.
   5.000% due 02/01/13                                    260             258
General Motors Acceptance Corp.
   6.125% due 02/01/07                                    200             197
   6.150% due 04/05/07                                    140             137
   6.125% due 08/28/07                                    760             736
   5.625% due 05/15/09 (N)                              1,375           1,288
   7.750% due 01/19/10                                    230             226
General Motors Corp. (N)
   8.375% due 07/15/33                                     90              67
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    485             460
Golden West Financial Corp. (N)
   4.125% due 08/15/07                                    270             267
Goldman Sachs Group, Inc.
   5.000% due 01/15/11 (N)                                150             149
   6.875% due 01/15/11                                    625             669
   4.750% due 07/15/13                                    915             878
Goldman Sachs Group, LP
   4.500% due 06/15/10                                    910             887
Harrah's Operating Co., Inc.
   5.625% due 06/01/15                                  2,770           2,708

 48  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Historic TW, Inc.
   9.125% due 01/15/13                                    160             189
   8.050% due 01/15/16                                    460             524
   6.950% due 01/15/28                                    805             836
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    145             153
HSBC Finance Corp.
   4.750% due 05/15/09                                  4,720           4,669
   4.125% due 11/16/09                                  2,470           2,379
   6.750% due 05/15/11                                  1,140           1,217
   7.000% due 05/15/12                                  1,485           1,611
   6.375% due 11/27/12                                    400             421
International Lease Finance Corp.
   6.375% due 03/15/09 (N)                              1,315           1,360
   3.500% due 04/01/09                                    485             461
   4.750% due 07/01/09                                  1,085           1,070
   Series MTNQ
   4.625% due 06/02/08                                    910             900
International Paper Co.
   5.500% due 01/15/14                                    285             279
ITT Industries, Inc.
   7.400% due 11/15/25                                    195             229
John Deere Capital Corp.
   4.875% due 03/16/09                                  1,315           1,307
Johnson Controls, Inc.
   5.250% due 01/15/11                                    135             135
   5.500% due 01/15/16                                    610             603
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  1,875           1,839
JPMorgan Chase & Co.
   5.125% due 09/15/14                                    620             608
   5.150% due 10/01/15                                    745             729
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    815             866
Kinder Morgan Finance Co. ULC (p)
   5.350% due 01/05/11                                    835             833
   5.700% due 01/05/16                                    830             830
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,180           1,147
   5.625% due 11/01/11                                  1,240           1,256
Kroger Co. (The)
   7.500% due 04/01/31                                     65              73
Lehman Brothers Holdings, Inc.
   4.000% due 01/22/08                                    390             383
   5.000% due 01/14/11                                    455             452
Lennar Corp.
   Series B
   5.600% due 05/31/15                                  1,310           1,266

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
M&I Marshall & Ilsley Bank
   Series BKNT
   4.400% due 03/15/10                                  1,095           1,069
Manufacturers & Traders Trust Co. (p)
   5.585% due 12/28/20                                    180             180
May Department Stores Co. (The)
   4.800% due 07/15/09                                     80              79
   5.750% due 07/15/14                                    185             187
Merrill Lynch & Co., Inc.
   Series MTNB
   3.125% due 07/15/08                                  1,125           1,076
   Series MTNC
   5.100% due 03/12/07 (E)                                270             267
   4.250% due 02/08/10                                  1,120           1,085
Metlife, Inc.
   5.700% due 06/15/35                                  1,085           1,073
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    275             277
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    200             198
Morgan Stanley
   3.625% due 04/01/08                                    630             613
   3.875% due 01/15/09                                    690             667
   6.750% due 04/15/11                                    405             434
   4.750% due 04/01/14                                    250             238
   Series MTNF (E)
   4.725% due 01/18/08                                  1,100           1,101
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    300             321
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  1,705           1,743
News America Holdings, Inc.
   7.900% due 12/01/95                                    250             278
   8.250% due 10/17/96                                     50              58
News America, Inc.
   6.400% due 12/15/35 (p)                              1,105           1,100
   Series WI
   6.200% due 12/15/34                                  2,095           2,045
Nisource Finance Corp.
   7.875% due 11/15/10                                    295             326
Norfolk Southern Corp.
   6.200% due 04/15/09                                    645             666
   7.050% due 05/01/37                                    355             417
   7.900% due 05/15/97                                    135             172
   6.000% due 03/15/05                                    410             399
Northern States Power
   Series B
   8.000% due 08/28/12                                    780             903

                                                         Fixed Income I Fund  49

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    150             203
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     45              45
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     75              72
   4.200% due 03/01/11                                    625             596
   6.050% due 03/01/34                                    495             504
Pacificorp
   4.300% due 09/15/08                                    730             716
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    600             662
   5.750% due 12/15/15                                    200             198
   8.625% due 02/01/22                                    100             122
Progress Energy, Inc.
   5.850% due 10/30/08                                    760             771
   7.100% due 03/01/11                                    155             166
   7.750% due 03/01/31                                     95             113
   7.000% due 10/30/31                                    155             170
Prologis (p)
   5.625% due 11/15/15                                  1,255           1,253
Rabobank Capital Funding II (f)(A)
   5.260% due 12/31/49                                     20              20
Rabobank Capital Funding Trust (f)(A)
   5.254% due 12/29/49                                     40              39
Raytheon Co.
   6.750% due 08/15/07                                    420             429
RBS Capital Trust I (f)(N)
   5.512% due 09/29/49                                    500             493
Regions Financial Corp.
   4.500% due 08/08/08                                  1,220           1,204
Safeway, Inc. (N)
   7.250% due 02/01/31                                     45              49
SBC Communications, Inc.
   4.125% due 09/15/09                                  1,730           1,666
   5.100% due 09/15/14                                    180             175
   6.450% due 06/15/34                                      5               5
   6.150% due 09/15/34                                    215             212
Simon Property Group, LP
   4.600% due 06/15/10                                  1,220           1,189
   4.875% due 08/15/10                                    880             867
   5.750% due 12/01/15 (p)                              2,515           2,536
SLM Corp.
   Series MTNA
   4.000% due 01/15/09                                  1,945           1,885
Sovereign Bank
   5.125% due 03/15/13                                    400             390

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sprint Capital Corp.
   7.625% due 01/30/11                                  2,365           2,602
   8.375% due 03/15/12                                    325             375
   6.875% due 11/15/28                                    420             455
   8.750% due 03/15/32                                    820           1,072
State Street Bank & Trust Co.
   Series BKNT
   5.300% due 01/15/16                                    250             250
Suntrust Bank
   5.000% due 09/01/15                                    345             337
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    385             460
   7.875% due 08/01/13                                    745             833
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    490             568
   8.375% due 07/15/33                                    920           1,088
Time Warner, Inc.
   6.750% due 04/15/11                                    970           1,017
   6.875% due 05/01/12                                    485             515
   7.700% due 05/01/32                                    420             471
TXU Corp. (N)
   Series R
   6.550% due 11/15/34                                    475             437
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              26
   6.375% due 01/15/15                                    140             147
TXU Energy Co. LLC
   7.000% due 03/15/13                                    465             492
Unilever Capital Corp.
   5.900% due 11/15/32                                    315             326
Union Pacific Corp.
   3.625% due 06/01/10                                    450             423
United Technologies Corp.
   5.400% due 05/01/35                                     70              69
Univision Communications, Inc.
   3.500% due 10/15/07                                    675             654
US Bancorp
   Series MTNN
   3.125% due 03/15/08                                  1,250           1,205
US Bank NA
   5.700% due 12/15/08                                     70              71
Verizon Global Funding Corp.
   7.250% due 12/01/10                                  1,330           1,435
   7.375% due 09/01/12                                    265             293
   5.850% due 09/15/35                                  2,265           2,136
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                    985           1,002

 50  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                  1,300           1,303
Wachovia Bank NA
   Series BKNT
   5.800% due 12/01/08                                    280             286
Wachovia Capital Trust III (f)
   5.800% due 08/29/49                                    360             361
Wachovia Corp.
   5.250% due 08/01/14                                  1,600           1,586
   6.550% due 10/15/35                                    370             401
Waste Management, Inc.
   6.375% due 11/15/12                                    355             374
WellPoint, Inc.
   5.250% due 01/15/16                                    185             183
Wells Fargo & Co.
   4.200% due 01/15/10                                    360             350
   4.625% due 08/09/10                                    380             374
   4.950% due 10/16/13                                    215             211
Weyerhaeuser Co.
   6.750% due 03/15/12                                  1,325           1,399
Wyeth
   6.950% due 03/15/11                                  1,215           1,307
   5.500% due 03/15/13                                    100             101
   5.500% due 02/01/14                                     55              55
XTO Energy, Inc.
   6.250% due 04/15/13                                    360             379
Yum! Brands, Inc.
   8.875% due 04/15/11                                    130             148
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,365           1,471
                                                                 ------------
                                                                      165,129
                                                                 ------------

International Debt - 3.0%
   Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% 06/29/49                                        720             742
Aiful Corp. (A)
   5.000% due 08/10/10                                    200             197
Alcan, Inc.
   5.750% due 06/01/35                                    670             645
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    315             381
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    490             465
AXA SA
   8.600% due 12/15/30                                  1,165           1,541
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             693

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    800             769
British Telecommunications PLC
   8.875% due 12/15/30                                    260             342
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    470             460
Chile Government International Bond
   5.625% due 07/23/07                                    420             424
China Development Bank
   5.000% due 10/15/15                                    100              98
Conoco Funding Co.
   6.350% due 10/15/11                                    800             850
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,710           1,695
Deutsche Telekom International Finance BV
   8.000% due 06/15/10 (E)                                450             499
   5.250% due 07/22/13 (N)                                155             153
   8.250% due 06/15/30 (E)                                125             156
Diageo Capital PLC
   3.500% due 11/19/07                                    645             627
EnCana Corp.
   6.500% due 08/15/34                                     75              82
Equifirst Mortgage Loan Trust NIMs Notes (p)
   Series 2004-2 Class N1
   3.967% due 10/25/34                                    168             167
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    465             450
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    255             248
First Franklin NIMs Trust (p)
   Series 2005-FF1 Class N1
   4.213% due 01/25/35                                    471             469
France Telecom SA
   7.750% due 03/01/11                                    235             261
G-Force CDO, Ltd. (p)
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    765             756
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    100             100
Intelsat, Ltd.
   6.500% due 11/01/13                                    335             249
Korea Development Bank
   4.250% due 11/13/07                                    710             700

                                                         Fixed Income I Fund  51

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    125             123
Mexico Government International Bond
   8.125% due 12/30/19                                    900           1,098
   8.300% due 08/15/31                                    500             630
   7.500% due 04/08/33                                  1,880           2,199
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    315             323
Newcastle CDO, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    845             804
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                    100              99
Province of Quebec Canada
   6.125% due 01/22/11                                  1,175           1,236
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    125             122
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                    250             246
Resona Bank, Ltd. (f)(A)
   5.850% due 09/29/49                                    375             373
Resona Preferred Global Securities Cayman, Ltd.
   (E)(f)(p)
   7.191% due 12/29/49                                    300             316
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    200             228
Russia Government International Bond
   5.000% due 03/31/30                                  1,150           1,285
   5.000% due 03/31/30 (p)                                330             368
Santander Financial Issuances
   6.375% due 02/15/11                                    120             126
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    460             505
Scottish Power PLC
   5.375% due 03/15/15                                    305             302
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    316             329
Teck Cominco, Ltd.
   6.125% due 10/01/35                                    700             683
Telecom Italia Capital SA
   4.000% due 01/15/10                                  1,000             950
   4.950% due 09/30/14                                    590             558
   5.250% due 10/01/15                                  5,305           5,088
Telefonica Europe BV
   7.750% due 09/15/10                                  1,580           1,723
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    515             503

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TELUS Corp.
   7.500% due 06/01/07                                    820             844
   8.000% due 06/01/11                                    805             899
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    245             247
Tyco International Group SA
   6.375% due 10/15/11                                    355             372
   6.000% due 11/15/13                                    720             743
   7.000% due 06/15/28                                     30              33
   6.875% due 01/15/29                                     90              99
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    260             260
Vodafone Group PLC
   7.750% due 02/15/10                                    375             409
Wells Fargo Home Equity Trust (p)
   Series 2004-2N Class N1
   4.450% due 10/26/34                                     43              43
                                                                 ------------
                                                                       38,385
                                                                 ------------

Mortgage-Backed Securities - 53.0%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   4.770% due 07/25/35                                    844             845
   Series 2005-8 Class 4A11
   5.444% due 11/25/35                                  2,376           2,361
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    442             432
   Series 2005-2 Class 5A2
   4.680% due 09/25/35                                  1,195           1,195
   Series 2005-3 Class 3A2
   4.710% due 09/25/35                                  1,177           1,177
   Series 2005-4 Class 1A1
   4.820% due 11/25/45                                  1,650           1,650
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    420             402
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    885             876
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    580             562
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,200           1,148

 52  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-6 Class A1
   5.001% due 09/10/47                                  1,952           1,951
   Series 2005-6 Class A2
   5.165% due 09/10/47                                  1,275           1,275
   Series 2005-6 Class A4
   5.182% due 09/10/47                                  1,120           1,118
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                    978             965
   Series 2005-D Class A1 (E)
   4.116% due 05/25/35                                    536             522
   Series 2006-A Class 3A2
   5.957% due 02/20/36                                  4,755           4,808
   Series 2006-A Class 4A1 (E)
   5.583% due 02/20/36                                    970             973
Banc of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     46              47
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    796             788
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    164             166
   Series 2005-L Class 3A1 (E)
   5.462% due 01/25/36                                    460             458
Bank of America Alternative Loan Trust (E)
   Series 2003-10 Class 2A2
   4.980% due 12/25/33                                    523             527
   Series 2003-2 Class CB2
   5.030% due 04/25/33                                    246             247
Bank of America Funding Corp. (f)
   Series 2006-A Class 3A2
   5.950% due 01/31/49                                    450             455
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2004-3 Class 4A
   4.910% due 07/25/34                                  1,103           1,071
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.418% due 05/25/35                                    885             887
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                    784             774
Chase Mortgage Finance Corp. (E)
   Series 2005-A1 Class 2A2
   5.257% due 12/25/35                                  2,098           2,086
Chaseflex Trust
   Series 2005-2 Class 4A2
   5.500% due 05/25/20                                  1,119           1,117

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2005-11 Class A2A
   4.700% due 12/25/35                                    198             194
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  3,715           3,789
Countrywide Alternative Loan Trust
   Series 2004-2CB Class 1A4 (E)
   4.930% due 03/25/34                                  1,077           1,081
   Series 2005-56 Class 4A1 (E)
   4.840% due 11/25/35                                  1,788           1,791
   Series 2005-57C Class 4A3
   5.500% due 12/25/35                                    850             847
   Series 2005-59 Class 1A1 (E)
   4.820% due 10/25/35                                  1,990           2,000
   Series 2005-J12 Class 2A1 (E)
   4.800% due 08/25/35                                  1,691           1,691
Countrywide Asset-Backed Certificates (E)
   Series 2005-IM1 Class A1
   4.660% due 07/25/35                                  1,112           1,112
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2004-16 Class 1A1
   4.930% due 09/25/34                                  1,065           1,069
   Series 2004-7 Class 5A2
   4.800% due 05/25/34                                    238             237
   Series 2005-3 Class 1A2
   4.820% due 04/25/35                                    157             157
   Series 2005-9 Class M6
   5.680% due 05/25/35                                    250             243
   Series 2005-HYB Class 3A2
   5.250% due 11/20/25                                    196             194
   Series 2005-R3 Class AF (p)
   4.930% due 09/25/35                                  1,557           1,557
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                  1,638           1,585
   Series 2005-C4 Class A3
   5.120% due 08/15/38                                    915             908
   Series 2005-C6 Class A1
   4.938% due 12/15/40                                  1,294           1,290
   Series 2005-C6 Class A4
   5.230% due 12/15/40                                  1,265           1,259

                                                         Fixed Income I Fund  53

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    626             638
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   5.662% due 07/19/44                                    408             413
   Series 2005-AR6 Class 2A1A (E)
   4.773% due 10/19/45                                  1,671           1,673
Fannie Mae
   15 Year TBA (I)
   4.000%                                               4,855           4,615
   4.500%                                               5,005           4,854
   5.000%                                               4,710           4,651
   5.500%                                               1,440           1,449
   6.000%                                               1,000           1,022
   30 Year TBA (I)
   4.500%                                               1,780           1,669
   5.000%                                              41,905          40,467
   5.500%                                              54,940          54,339
   6.000%                                              19,905          20,098
   6.500%                                               5,785           5,930
   7.200% due 2007                                        664             674
   7.000% due 2011                                         11              11
   8.000% due 2011                                          6               7
   5.500% due 2013                                         16              16
   6.500% due 2013                                         62              63
   6.500% due 2015                                         37              38
   7.000% due 2015                                         12              12
   6.000% due 2016                                        307             313
   6.500% due 2016                                         44              45
   5.000% due 2017                                        288             285
   5.500% due 2017                                         24              24
   6.000% due 2017                                      4,186           4,278
   6.500% due 2017                                        428             441
   7.500% due 2017                                          1               1
   9.000% due 2017                                          2               3
   4.500% due 2018                                     10,215           9,945
   5.000% due 2018                                      6,123           6,062
   5.500% due 2018                                        474             477
   6.000% due 2018                                        268             274
   6.500% due 2018                                        434             445
   8.500% due 2018                                          3               3
   4.500% due 2019                                      1,466           1,426
   5.000% due 2019                                      9,537           9,427
   6.500% due 2019                                        227             233
   4.500% due 2020                                      1,378           1,340
   5.000% due 2020                                     11,339          11,203
   6.500% due 2020                                         85              88
   8.000% due 2024                                        165             176
   8.500% due 2024                                         28              29

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   9.000% due 2024                                          8               9
   7.000% due 2025                                         35              36
   8.000% due 2025                                          4               5
   8.500% due 2025                                         27              31
   7.000% due 2026                                         33              34
   9.000% due 2026                                          6               7
   7.000% due 2027                                         10              10
   9.000% due 2027                                          2               3
   6.500% due 2028                                        648             668
   6.500% due 2029                                      1,355           1,392
   7.000% due 2029                                        209             218
   6.500% due 2030                                         12              12
   8.000% due 2030                                        215             230
   6.500% due 2031                                        241             248
   8.000% due 2031                                        219             236
   5.500% due 2032                                         85              84
   6.000% due 2032                                      1,924           1,946
   6.500% due 2032                                      1,504           1,544
   7.000% due 2032                                      1,071           1,114
   8.000% due 2032                                          7               8
   4.500% due 2033                                      1,136           1,070
   5.000% due 2033                                      8,150           7,903
   5.500% due 2033                                     21,459          21,271
   6.000% due 2033                                      1,011           1,021
   6.500% due 2033                                      1,433           1,471
   4.500% due 2034                                      1,442           1,355
   5.000% due 2034                                     12,411          12,030
   5.500% due 2034                                     34,912          34,583
   6.000% due 2034                                     10,713          10,823
   6.500% due 2034                                      1,607           1,648
   4.500% due 2035                                      3,641           3,415
   4.583% due 2035 (E)                                  1,320           1,307
   5.000% due 2035                                     22,660          21,902
   5.203% due 2035 (E)                                    695             717
   5.283% due 2035 (E)                                    995           1,025
   5.304% due 2035 (E)                                  1,681           1,733
   5.500% due 2035                                     62,573          61,940
   6.000% due 2035                                      6,878           6,950
   6.500% due 2035                                      2,658           2,727
   6.000% due 2036                                        210             212
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,420           1,436
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    355             385
   Series 2003-32 Class FH (E)
   4.930% due 11/25/22                                    336             338

 54  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-78 Class FI (E)
   4.930% due 01/25/33                                    730             733
   Series 2004-21 Class FL (E)
   4.880% due 11/25/32                                    407             408
   Series 2005-120 Class UF (E)
   4.880% due 03/25/35                                    838             840
   Series 2005-65 Class FP (E)
   4.780% due 08/25/35                                    644             642
   Series 2006-5 Class 3A2 (E)
   4.689% due 05/25/35                                    100              98
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,810           1,901
   Series 2005-T2 Class 1A1 (E)
   4.535% due 11/28/35                                    100             100
Fannie Mae Whole Loan (E)
   Series 2004-W2 Class 5AF
   4.880% due 03/25/44                                    836             836
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    438             434
   Series 2005-63 Class 1A1 (E)
   4.526% due 02/25/45                                    171             171
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.530% due 10/25/35                                    265             270
Freddie Mac
   30 TBA (I)
   5.000%                                              15,975          15,421
   5.000%                                               2,700           2,604
   5.500%                                              13,595          13,453
   6.000%                                               7,785           7,863
   12.000% due 2014                                        27              30
   9.000% due 2016                                         93             101
   5.573% due 2027 (E)                                     63              65
   5.638% due 2030 (E)                                      9              10
   Series 1993-160 Class I
   Interest Only STRIP (A)
   6.500% due 11/15/08                                    157               9
   Series 1998-210 Class ZM
   6.000% due 12/15/28                                    832             841
   Series 2000-226 Class F (E)
   4.920% due 11/15/30                                     17              17
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    857             850
   Series 2003-269 Class FE (E)
   5.070% due 12/15/28                                    713             719
   Series 2004-277 Class UF (E)
   4.770% due 06/15/33                                    997             999

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-281 Class DF (E)
   4.920% due 06/15/23                                    287             288
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    424              67
   Series 2005-294 Class FA (E)
   4.640% due 03/15/20                                    557             557
   Series 2005-305 Class JF (E)
   4.770% due 10/15/35                                    703             701
Freddie Mac Gold
   15 Year TBA (I)
   5.000%                                               4,000           3,950
   7.000% due 2008                                         15              16
   8.000% due 2009                                          9               9
   6.000% due 2010                                         52              53
   7.000% due 2010                                        106             110
   8.000% due 2010                                         24              25
   6.000% due 2011                                        221             227
   7.000% due 2011                                         12              13
   6.000% due 2012                                          5               5
   6.000% due 2013                                         36              36
   6.000% due 2016                                        509             519
   6.000% due 2017                                        467             475
   4.500% due 2018                                      1,226           1,193
   5.000% due 2018                                        814             805
   4.500% due 2019                                      1,116           1,086
   5.500% due 2019                                      1,040           1,046
   5.500% due 2020                                      2,569           2,585
   6.500% due 2025                                         21              22
   8.000% due 2025                                         37              39
   9.000% due 2026                                          1               2
   6.500% due 2027                                          3               3
   8.500% due 2027                                         87              94
   6.500% due 2028                                        253             260
   6.500% due 2029                                        464             478
   6.000% due 2031                                         17              17
   6.500% due 2031                                        852             874
   5.500% due 2032                                      3,853           3,824
   6.500% due 2032                                        776             797
   7.000% due 2032                                        405             420
   7.500% due 2032                                        118             124
   5.000% due 2032                                        629             610
   5.500% due 2033                                      6,733           6,679
   6.000% due 2033                                        675             682
   4.500% due 2034                                        158             149
   5.000% due 2034                                      2,741           2,657
   5.500% due 2034                                        893             886

                                                         Fixed Income I Fund  55

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2034                                      1,090           1,101
   6.500% due 2034                                         73              75
   5.000% due 2035                                      6,782           6,551
   5.500% due 2035                                      2,339           2,318
G-Force LLC (p)
   4.830% due 09/22/13                                  1,670           1,629
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    650             638
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    400             386
Ginnie Mae I
   30 Year TBA (I)
   5.000%                                               3,930           3,869
   5.500%                                               3,800           3,815
   6.000%                                               2,245           2,300
   6.500% due 2008                                          7               8
   6.500% due 2009                                         47              49
   6.500% due 2010                                          8               8
   7.000% due 2011                                         16              17
   9.500% due 2016                                          6               6
   8.000% due 2017                                         11              12
   10.500% due 2020                                        52              60
   8.000% due 2022                                         28              30
   8.500% due 2022                                          1               1
   8.500% due 2024                                         14              15
   8.000% due 2025                                         36              38
   8.000% due 2026                                        156             167
   8.000% due 2029                                         64              69
   8.500% due 2029                                         52              56
   8.000% due 2030                                         64              69
   8.500% due 2030                                         16              18
   7.000% due 2031                                        312             327
   6.000% due 2032                                         15              16
   7.000% due 2032                                        129             136
   5.000% due 2033                                      3,825           3,771
   7.000% due 2033                                         19              20
   6.000% due 2034                                        584             599
   5.000% due 2035                                        595             586
   6.000% due 2035                                      5,128           5,258
Ginnie Mae II (E)
   4.125% due 2027                                         67              68
   4.375% due 2030                                         50              50
   4.500% due 2030                                        302             302
Ginnie Mae II
   7.500% due 2032                                         29              29
   4.500% due 2035                                        805             766
GMAC Commercial Mortgage Securities, Inc.
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    465             453

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR5 Class 5A1 (E)
   5.341% due 09/19/35                                  1,465           1,447
   Series 2005-AR6 Class 3A1
   5.306% due 11/19/35                                    799             796
Government National Mortgage Association
   Series 2002-61 Class BA
   4.648% due 03/16/26                                    753             744
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    570             571
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                    852             836
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    695             695
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,375           1,414
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    600             581
GSAMP Mortgage Loan Trust (E)(p)
   Series 2004-4 Class 1AF
   4.930% due 06/25/34                                  1,510           1,518
Harborview Mortgage Loan Trust
   Series 2004-4 Class 3A (E)
   2.975% due 06/19/34                                  2,518           2,472
   Series 2005-14 Class 3A1A
   5.422% due 12/19/35                                    242             241
HSI Asset Securitization Corp. Trust (E)
   Series 2005-I1 Class 2A1
   4.650% due 11/25/35                                  1,657           1,657
Impac CMB Trust (E)
   Series 2004-2 Class A2
   4.780% due 04/25/34                                    219             219
   Series 2004-3 Class 1A
   4.780% due 06/25/34                                    254             254
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   4.730% due 11/25/34                                     54              54
   Series 2005-2 Class A1
   4.850% due 05/25/36                                  1,695           1,701

 56  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust
   Series 2005-AR1 Class A1
   5.558% due 10/25/35                                  2,083           2,068
   Series 2005-AR2 Class 4A1
   5.476% due 11/25/35                                  1,556           1,550
IndyMac Loan Trust (E)
   Series 2004-L1 Class A1 (p)
   4.810% due 07/25/09                                    538             539
   Series 2005-L1 Class A
   4.730% due 06/25/10                                  1,472           1,474
   Series 2005-L2 Class A1
   4.750% due 01/25/11                                  1,720           1,722
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                    940             910
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    715             694
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                  1,191           1,178
   Series 2005-CB1 Class A2
   5.247% due 01/12/43                                  2,550           2,555
   Series 2005-CB1 Class A4
   4.895% due 09/12/37                                     80              78
   5.294% due 01/12/43                                    200             201
   Series 2005-FL1 Class A1 (E)(p)
   4.580% due 02/15/19                                  1,870           1,870
   Series 2005-LDP Class A1
   5.035% due 12/15/44                                  3,362           3,359
   4.116% due 03/15/46                                    621             611
   Series 2005-LDP Class A3
   4.959% due 08/15/42                                    690             678
   5.208% due 12/15/44                                  2,845           2,848
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                  1,885           1,834
   5.179% due 12/15/44                                  3,200           3,198
JP Morgan Mortgage Trust
   Series 2005-A2 Class 3A1
   4.916% due 04/25/35                                  1,460           1,447
   Series 2005-A3 Class 6A1
   4.921% due 06/25/35                                  1,980           1,957
   Series 2005-A4 Class 1A1
   5.414% due 07/25/35                                    818             813
   Series 2005-A4 Class 3A1
   5.184% due 07/25/35                                  1,239           1,224
   Series 2005-A6 Class 2A2
   4.984% due 08/25/35                                  1,379           1,367
   Series 2005-ALT Class 3A1
   5.500% due 10/25/35                                  1,508           1,504
   Series 2005-S2 Class 2A15
   6.000% due 09/25/35                                  2,023           2,027

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    559             569
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    605             581
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,517           1,445
   Series 2004-C4 Class A3
   4.985% due 06/15/29                                  1,180           1,181
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    340             327
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    400             387
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  2,310           2,303
Lehman XS Trust (E)
   Series 2005-5N Class A1
   4.830% due 11/25/35                                  1,595           1,574
   Series 2005-7N Class 1A1B
   4.830% due 12/25/35                                    876             878
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,350           1,334
MASTR Asset Securitization Trust
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,326           1,301
MASTR Reperforming Loan Trust (A)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    808             810
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A7 Class 2A1
   5.402% due 09/25/35                                  1,495           1,481
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    820             802
   Series 2005-LC1 Class A1
   5.017% due 01/12/44                                  1,239           1,238
   Series 2005-LC1 Class A2
   5.202% due 01/12/44                                  1,790           1,791
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                  1,060           1,045
   Series 2005-MKB Class A4
   5.204% due 09/12/42                                    555             551

                                                         Fixed Income I Fund  57

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Cap I (p)
   Series 2004-RR2 Class A2
   5.450% due 10/28/33                                  1,370           1,370
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                  1,076           1,038
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                    880             873
   Series 2005-HQ6 Class A4A
   4.989% due 08/13/42                                    530             519
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    681             668
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    250             241
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    803             819
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,828           1,871
Nomura Asset Acceptance Corp. (E)
   Series 2005-AP1 Class 2A1
   4.680% due 02/25/35                                    260             260
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    785             809
Novastar Trust (p)
   Series 2005-N1 Class NOTE
   4.777% due 10/26/35                                    218             217
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   4.930% due 02/25/34                                    127             128
   Series 2004-CL1 Class 2A2
   4.930% due 02/25/19                                     32              32
Residential Accredit Loans, Inc.
   Series 2004-QS8 Class A4 (E)
   4.930% due 06/25/34                                    780             783
   Series 2005-QA1 Class A41
   5.730% due 09/25/35                                    929             930
   Series 2005-QA8 Class NB3
   5.539% due 07/25/35                                    596             594
   Series 2005-QO3 Class A1 (E)
   4.930% due 10/25/45                                  1,781           1,786
   Series 2006-QA1 Class A21
   6.017% due 01/25/36                                  2,985           3,023
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   4.980% due 02/25/34                                    867             872
Residential Funding Mortgage Security I (E)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-S14 Class A5
   4.930% due 07/25/18                                  1,043           1,046
   Series 2003-S5 Class 1A2
   4.980% due 11/25/18                                    444             447
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    548             519
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   4.270% due 05/20/34                                  1,744           1,743
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    398             420
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                     89              89
Structured Adjustable Rate Mortgage Loan Trust
   (E)
   Series 2005-19X Class 1A1
   4.850% due 10/25/35                                  1,549           1,553
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,230           1,210
Thornburg Mortgage Securities Trust (E)
   Series 2006-1 Class A3
   4.738% due 01/25/36                                  2,700           2,698
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C9 Class A1
   3.291% due 12/15/35                                  1,279           1,236
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,195           1,164
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  2,733           2,700
   Series 2005-C22 Class A3
   5.125% due 12/15/44                                  1,865           1,869
Washington Mutual, Inc.
   Series 2004-AR1 Class A1B1 (E)
   4.728% due 11/25/34                                    550             551
   Series 2005-AR1 Class 1A1
   4.843% due 10/25/35                                    663             657
   Series 2005-AR1 Class 3A1 (E)
   5.501% due 08/25/35                                  1,013           1,012

 58  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-AR1 Class A1A1 (E)
   4.820% due 10/25/45                                  1,935           1,941
   Series 2005-AR1 Class A1A2 (E)
   4.810% due 11/25/45                                  1,675           1,676
   4.820% due 12/25/45                                    900             901
   Series 2005-AR1 Class A1C1 (E)
   4.720% due 12/25/45                                    823             823
   Series 2005-AR6 Class B3 (E)
   5.190% due 04/25/45                                    475             472
Wells Fargo Mortgage Backed Securities
   Series 2005 Class 13
   4.980% due 12/25/33                                    800             792
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2005-AR1 Class 7A1
   5.262% due 10/25/35                                  1,206           1,187
                                                                 ------------
                                                                      679,668
                                                                 ------------

Municipal Bonds - 0.3%
City of New York New York General Obligation
   Unlimited weekly demand
   5.000% due 03/01/30                                    100             103
Golden State Tobacco Securitization Corp.
   Revenue Bonds weekly demand
   6.250% due 06/01/33                                    650             709
Liberty Development Corp. Revenue Bonds
   5.250% due 10/01/35                                    200             222
Metropolitan Pier & Exposition Authority Revenue
   Bonds (u) Zero coupon due 12/15/34                   6,200           1,590
New York State Environmental Facilities Corp.
   Revenue Bonds weekly demand
   5.000% due 07/15/33                                    100             104
State of Texas General Obligation Unlimited
   weekly demand
   4.750% due 04/01/35                                    300             300
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    100             101
Tobacco Settlement Financing Corp. Revenue Bonds
   6.125% due 06/01/24                                    150             163
   6.750% due 06/01/39                                    700             781
                                                                 ------------
                                                                        4,073
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Non-US Bonds - 0.2%
Canadian Government Bond
   4.000% due 12/01/31 CAD                                389             521
   3.000% due 12/01/36 CAD                                 --              --
General Motors Corp.
   8.375% due 07/05/33 EUR                                 70              61
Poland Government Bond
   6.000% due 05/24/09 PLN                              2,400             792
Queensland Treasury Corp.
   6.000% due 06/14/11 AUD                              1,070             833
                                                                 ------------
                                                                        2,207
                                                                 ------------

United States Government Agencies - 5.3%
Fannie Mae (N)
   2.500% due 06/15/08                                  4,620           4,387
   4.375% due 03/15/13                                  1,025             995
Fannie Mae
   3.375% due 05/15/07                                  3,480           3,417
   6.625% due 10/15/07                                  1,595           1,642
   4.500% due 10/15/08                                  3,655           3,630
   4.250% due 05/15/09                                  1,335           1,313
   3.875% due 02/15/10                                  1,495           1,445
   4.750% due 04/19/10                                  2,950           2,916
   4.375% due 09/15/12                                    905             884
   Zero coupon due 07/05/14                             2,280           1,519
   5.250% due 03/24/15                                    495             490
   5.000% due 04/26/17                                    945             912
   6.625% due 11/15/30                                    125             152
   6.210% due 08/06/38                                    420             493
Federal Home Loan Bank System
   4.625% due 01/18/08                                  5,285           5,270
   4.625% due 02/01/08                                  2,690           2,682
   3.625% due 11/14/08                                  4,615           4,477
   5.000% due 12/21/15                                  1,230           1,238
   5.125% due 08/15/19                                    330             330
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16                               140              84
   Zero coupon due 06/06/16                               410             245
   Zero coupon due 12/27/16                               490             284
   Zero coupon due 10/06/17                               540             304
   Zero coupon due 10/06/17                               260             146
   Zero coupon due 11/30/17                             1,170             654
   Zero coupon due 04/06/18                               565             310
   Zero coupon due 08/03/18                             1,085             585
   Zero coupon due 11/02/18                               835             444
   Zero coupon due 12/06/18                               420             222

                                                         Fixed Income I Fund  59

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Zero coupon due 12/27/18                               280             148
   Zero coupon due 04/05/19                             1,200             624
   Zero coupon due 09/26/19                             1,355             687
Freddie Mac
   4.625% due 02/21/08                                  1,720           1,715
   4.625% due 12/19/08                                  1,520           1,514
   4.250% due 07/15/09                                  5,230           5,137
   6.625% due 09/15/09                                  2,985           3,159
   4.750% due 01/18/11 (N)                              1,170           1,166
   4.500% due 11/15/11                                    870             851
   5.750% due 01/15/12                                  3,715           3,884
   5.125% due 07/15/12                                  1,170           1,187
   4.500% due 01/15/13                                  1,015             993
   5.050% due 01/26/15                                  1,155           1,145
   4.750% due 01/19/16                                  1,445           1,426
   6.750% due 09/15/29                                    310             381
   5.625% due 11/23/35                                    730             719
Tennessee Valley Authority
   6.150% due 01/15/38                                  1,695           1,973
                                                                 ------------
                                                                       68,179
                                                                 ------------

United States Government Treasuries - 17.4%
United States Treasury Inflation Indexed Bonds
   (N)
   0.875% due 04/15/10                                  2,640           2,530
   2.000% due 07/15/14                                  2,754           2,759
   1.625% due 01/15/15                                     52              50
   1.875% due 07/15/15                                  2,794           2,767
   2.375% due 01/15/25                                  5,096           5,386
   3.625% due 04/15/28                                    733             949
   3.875% due 04/15/29                                    265             358
United States Treasury Inflation Indexed Bonds
   2.000% due 01/15/26                                    428             428
United States Treasury Notes (N)
   3.750% due 03/31/07                                    500             495
   4.375% due 05/15/07                                  4,875           4,863
   6.625% due 05/15/07                                    515             528
   3.625% due 06/30/07                                  3,275           3,233
   3.000% due 02/15/08                                    110             107
   3.750% due 05/15/08                                 10,600          10,430
   3.500% due 02/15/10                                 13,300          12,807
   3.875% due 05/15/10                                  9,340           9,110
   4.125% due 08/15/10                                  1,205           1,186
   4.250% due 10/15/10                                    810             801
   4.500% due 11/15/10                                  2,270           2,269
   13.875% due 05/15/11                                 3,365           3,453
   5.000% due 08/15/11                                  2,895           2,966
   14.000% due 11/15/11                                 1,590           1,706
   10.375% due 11/15/12                                 2,840           3,120
   4.250% due 08/15/13                                    315             309

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.750% due 05/15/14                                 13,401          13,586
   4.500% due 11/15/15                                     70              70
   8.750% due 05/15/17                                  2,460           3,339
   6.000% due 02/15/26                                  7,175           8,327
   6.125% due 08/15/29                                 15,030          17,987
   6.250% due 05/15/30                                  2,410           2,939
United States Treasury Notes
   3.625% due 04/30/07                                  5,940           5,872
   3.250% due 08/15/07                                    460             451
   6.125% due 08/15/07                                  2,530           2,589
   3.375% due 02/15/08                                  2,290           2,239
   3.125% due 09/15/08                                  2,840           2,744
   3.375% due 12/15/08                                  4,440           4,308
   3.625% due 07/15/09                                  1,760           1,711
   3.375% due 09/15/09                                  2,420           2,330
   3.625% due 01/15/10                                  4,645           4,497
   4.000% due 03/15/10                                 14,940          14,655
   3.625% due 06/15/10                                    805             777
   3.875% due 09/15/10                                  2,395           2,332
   4.875% due 02/15/12                                  3,780           3,849
   4.375% due 08/15/12                                  4,185           4,149
   4.250% due 11/15/13                                  1,205           1,182
   4.250% due 11/15/14                                  2,450           2,397
   4.125% due 05/15/15                                  5,880           5,695
   9.250% due 02/15/16                                  1,565           2,147
   7.250% due 05/15/16                                    885           1,075
   7.500% due 11/15/16                                  2,370           2,943
   8.875% due 08/15/17                                  3,060           4,203
   8.125% due 08/15/19                                  3,515           4,707
   8.125% due 08/15/21                                  4,830           6,618
   7.125% due 02/15/23                                  9,605          12,252
   6.875% due 08/15/25                                  1,155           1,466
   6.125% due 11/15/27                                  4,005           4,753
   5.375% due 02/15/31                                     30              33
United States Treasury
   Principal Only STRIP
   Zero coupon due 11/15/09                                90              76
   Zero coupon due 11/15/21                             4,835           2,283
                                                                 ------------
                                                                      223,191
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,280,359)                                                   1,271,325
                                                                 ------------

 60  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.0%
General Motors Corp. (N)                               16,500             273

Financial Services - 0.1%
DG Funding Trust (A)                                       94           1,003
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,288)                                                           1,276
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Euribor Futures
   Mar 2006 95.25 (EUR) Call (31)                       7,381               2
   Sep 2006 95.00 (EUR) Call (14)                       3,325               8
   Sep 2006 92.50 (EUR) Put (74)                       17,113              --
   Dec 2006 91.75 (EUR) Put (4)                           918              --
   Dec 2006 92.00 (EUR) Put (291)                      66,930               2
   Dec 2006 92.75 (EUR) Put (56)                       12,985               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $22)                                                                 13
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 15.7%
ANZ National Int. Ltd. (z)
   4.490% due 04/12/06                                  6,800           6,730
BNP Paribas (z)
   4.430% due 04/20/06                                  2,500           2,475
Citigroup, Inc.
   5.750% due 05/10/06                                    790             792
Countrywide Home Loans, Inc. (N)
   Series MTNJ
   5.500% due 08/01/06                                  1,300           1,304
Danske Corp. (z)
   4.030% due 02/06/06 (c)                              1,700           1,699
   4.490% due 04/21/06                                  2,700           2,668
Dexia Del LLC (z)
   4.380% due 03/14/06 (c)                              6,400           6,368
   4.425% due 04/04/06                                  1,000             992
DNB NOR Bank ASA (z)
   4.440% due 04/21/06                                  2,800           2,771
Duke Capital LLC
   4.302% due 05/18/06                                    165             165
Duke Energy Field Services LLC 5.750% due
   11/15/06                                                50              50

-----------------------------------------------------------------------------
                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
                                                 ------------
Fannie Mae (N)
   5.500% due 02/15/06                                  1,700           1,700
   4.376% due 09/22/06 (E)                                900             900
Fannie Mae
   3.550% due 01/02/07                                  4,260           4,209
Fannie Mae Discount Notes (z)(c)(sec.) Zero
   coupon due 05/15/06                                    280             276
Ford Motor Credit Co.
   6.875% due 02/01/06                                    600             600
Frank Russell Investment Company Money Market
   Fund                                           109,745,000         109,745
General Electric Capital Corp. (c)(z)
   4.170% due 02/01/06                                  3,800           3,800
   4.380% due 03/15/06                                  2,500           2,487
General Motors Acceptance Corp. (E)
   5.243% due 05/18/06                                    400             398
General Motors Acceptance Corp.
   6.125% due 09/15/06 (N)                              1,000             989
Goldman Sachs Group, Inc. (E)
   Series MTNB
   4.610% due 08/01/06                                  1,100           1,101
HBOS Treasury Service PLC (c)(z)
   4.175% due 02/06/06                                    500             500
   4.385% due 03/14/06                                  3,600           3,582
Ixis Capital Corp. (c)(z)
   4.180% due 02/06/06                                  6,300           6,296
Nordea North America, Inc. (z)
   4.345% due 03/06/06 (c)                                300             299
   4.430% due 04/06/06                                  1,500           1,488
   4.500% due 04/20/06                                  1,300           1,285
Rabobank USA Financial Corp.
   4.460% due 02/01/06                                    100             100
Societe Generale NA (z)
   4.380% due 03/20/06 (c)                              2,400           2,386
   4.430% due 04/06/06                                  3,300           3,273
Spintab Swedmortgage AB (z)
   4.550% due 04/25/06                                  3,000           2,967
Sprint Capital Corp.
   6.000% due 01/15/07                                    975             983
Swedbank (z)
   4.480% due 04/20/06                                  2,100           2,076
UBS Financial Del, LLC (z)
   4.470% due 02/01/06 (c)                              1,100           1,100
   4.430% due 04/10/06                                  6,300           6,245

                                                         Fixed Income I Fund  61

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Bills (z)(c)(sec.)
   3.975% due 03/02/06                                    110             110
   3.986% due 03/02/06                                    120             120
   3.988% due 03/02/06                                    845             842
   3.758% due 03/16/06                                     75              75
   4.022% due 03/16/06                                    400             398
   4.205% due 03/16/06                                    190             189
United States Treasury Notes
   2.500% due 10/31/06                                  7,420           7,308
   2.875% due 11/30/06 (N)                              8,170           8,056
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $202,199)                                                       201,897
                                                                 ------------

OTHER SECURITIES - 8.7%
Frank Russell Investment Company Money Market
   Fund (X)                                        41,059,712          41,060
State Street Securities Lending Quality Trust
   (X)                                             70,506,938          70,507
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $111,567)                                                       111,567
                                                                 ------------

TOTAL INVESTMENTS - 123.7%
(identified cost $1,595,435)                                        1,586,078

OTHER ASSETS AND LIABILITIES,
NET - (23.7%)                                                        (303,687)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,282,391
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 62  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Futures
   expiration date 03/06 (42)                               4,510                (58)

Eurodollar Futures (CME)
   expiration date 03/06 (82)                              19,511                (74)
   expiration date 09/06 (150)                             35,653                (43)
   expiration date 12/06 (295)                             70,144                (73)
   expiration date 03/07 (283)                             67,326                (68)
   expiration date 06/07 (149)                             35,456                (48)
   expiration date 09/07 (100)                             23,799                (30)
   expiration date 12/07 (40)                               9,519                (16)

United States Treasury Bonds
   expiration date 03/06 (70)                               7,899                (81)

United States Treasury 2 Year Notes
   expiration date 03/06 (117)                             23,967                (61)

United States Treasury 5 Year Notes
   expiration date 03/06 (349)                             36,901               (180)

United States Treasury 10 Year Notes
   expiration date 03/06 (146)                             15,832               (177)

Short Positions
United States Treasury Bonds
   expiration date 03/06 (89)                              10,043                (60)
United States Treasury 5 Year Notes
   expiration date 03/06 (23)                               2,432                 12

United States Treasury 10 Year Notes
   expiration date 03/06 (51)                               5,530                  3
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                                     (954)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sep 2006 95.25 Call (14)                                 3,334                 (4)
   Sep 2006 95.50 Call (9)                                  2,149                 (1)
   Sep 2006 95.00 Put (17)                                  4,038                 (6)
   Sep 2006 95.25 Put (37)                                  8,811                (26)
   Sep 2006 95.50 Put (9)                                   2,149                (11)
   Dec 2006 95.00 Put (7)                                   1,663                 (3)
   Dec 2006 95.25 Put (235)                                55,959               (188)
   Dec 2006 95.50 Put (33)                                  7,879                (41)
   Mar 2007 95.25 Put (10)                                  2,381                 (9)

Eurodollar Midcurve
   1 Year Futures
   Mar 2006 95.50 Call (31)                                 7,401                 (1)

United States Treasury Bonds Futures
   Feb 2006 116.00 Call (5)                                   580                 --

United States Treasury Notes
   10 Year Futures
   Feb 2006 109.00 Call (14)                                1,526                 (4)
   Feb 2006 110.00 Call (13)                                1,430                 (1)
   Feb 2006 111.00 Call (13)                                1,443                 --
   Feb 2006 107.00 Put (29)                                 3,103                 (3)
   Feb 2006 108.00 Put (9)                                    972                 (3)
   May 2006 108.00 Put (19)                                 2,052                (19)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $343)                                                     (320)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Fixed Income I Fund  63

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             798      AUD         1,089    02/08/06                 28
USD             438      CAD           519    02/08/06                 17
USD             924      CAD         1,063    02/08/06                  9
USD              38      CAD            43    02/23/06                 --
USD              50      CAD            58    02/23/06                  1
USD             452      CAD           519    05/10/06                  4
USD           2,284      EUR         1,902    02/08/06                 29
USD           2,769      EUR         2,289    02/08/06                 14
USD           3,417      EUR         2,896    02/08/06                103
USD           7,304      EUR         5,959    02/08/06                (59)
USD             535      EUR           441    02/14/06                  1
USD           1,059      EUR           878    02/22/06                  9
USD           1,610      EUR         1,308    05/10/06                (12)
USD           2,346      EUR         1,902    05/10/06                (21)
USD           3,060      EUR         2,560    06/23/06                 76
USD             252      GBP           142    02/23/06                  1
USD             307      GBP           173    02/23/06                  1
USD             806      GBP           456    02/23/06                  5
USD             161      JPY        18,525    02/14/06                 (3)
USD           2,853      JPY       328,926    02/14/06                (44)
USD           1,314      JPY       153,672    02/22/06                 --
USD               1      JPY           103    09/20/06                 --
USD             815      PLN         2,556    02/08/06                 (2)
AUD           1,089      USD           814    02/08/06                (11)
AUD           1,089      USD           796    05/10/06                (28)
CAD             519      USD           451    02/08/06                 (4)
CAD           1,063      USD           899    02/08/06                (34)
CAD             101      USD            87    02/23/06                 (2)
CAD           1,063      USD           927    05/10/06                 (9)
EUR             982      USD         1,152    02/08/06                (41)
EUR           1,308      USD         1,602    02/08/06                 12
EUR           1,902      USD         2,334    02/08/06                 21
EUR           5,959      USD         7,170    02/08/06                (75)
EUR           5,959      USD         7,342    05/10/06                 59
EUR             290      USD           356    06/23/06                 --
EUR             380      USD           461    06/23/06                 (4)
JPY          51,532      USD           451    02/14/06                 11
PLN           2,556      USD           784    02/08/06                (29)
PLN           2,556      USD           815    05/10/06                  2
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  25
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 64  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
        COUNTER               NOTIONAL                                                    TERMINATION           VALUE
         PARTY                 AMOUNT          FUND RECEIVES          FUND PAYS               DATE                $
-----------------------   -----------------   ----------------   --------------------   ----------------   ----------------
Barclays                    GBP       6,200   5.000%             Six Month LIBOR            06/15/07                     36
Barclays                    USD      10,700   5.000%             Three Month LIBOR          06/21/08                      9
                                                                 Consumer Price Index
BNP Paribas                 EUR       1,200   2.090%             (France)                   10/15/10                      6
Goldman                     USD         800   5.000%             Three Month LIBOR          06/21/16                     (4)
Lehman                      GBP       3,300   4.500%             Six Month LIBOR            09/20/09                    (21)
Lehman                      USD         500   5.000%             Three Month LIBOR          12/15/35                    (10)
Merrill                     GBP         200   4.000%             Six Month LIBOR            12/15/35                     (8)
Merrill                     GBP       5,700   4.500%             Six Month LIBOR            09/20/09                    (36)
                                                                                                           ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - ($34)                                              (28)
                                                                                                           ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Fixed Income I Fund  65

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 88.3%
Asset-Backed Securities - 7.1%
AAA Trust (p)
   Series 2005-2 Class A1
   4.634% due 11/26/35                                    456             456
Aames Mortgage Investment Trust (E)
   Series 2005-2 Class 1A1
   4.610% due 07/25/35                                     11              11
ABSC NIMs Trust (p)
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                      4               4
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   4.830% due 07/25/34                                    177             177
ACE Securities Corp. (E)
   Series 2004-IN1 Class A1
   4.850% due 05/25/34                                    659             661
   Series 2005-SD3 Class A
   4.930% due 08/25/45                                  1,054           1,054
Aegis Asset Backed Securities Trust (E)
   Series 2005-4 Class 1A1
   4.640% due 10/25/35                                    570             570
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     15              15
American Airlines, Inc.
   6.817% due 05/23/11                                    125             121
American Express Credit Account Master Trust (E)
   Series 2002-1 Class A
   4.580% due 09/15/09                                    500             501
   Series 2002-2 Class A
   4.580% due 11/16/09                                    675             676
   Series 2002-3 Class A
   4.580% due 12/15/09                                  1,075           1,076
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.030% due 02/25/33                                    145             146
   Series 2004-R10 Class A5
   4.920% due 11/25/34                                    275             276
   Series 2004-R7 Class A6
   4.900% due 08/25/34                                    684             685
   Series 2004-R8 Class A5
   4.900% due 09/25/34                                    858             859
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   4.750% due 02/25/34                                     50              50

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Asset Backed Funding Certificates (E)
   Series 2004-OPT Class A2
   4.720% due 06/25/25                                     32              32
   Series 2005-WF1 Class A2A
   4.610% due 01/25/35                                    159             159
BA Master Credit Card Trust (E)
   Series 1999-C Class A
   4.720% due 08/15/08                                    825             826
Barclays Bank PLC
   6.278% due 12/15/34                                    130             128
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   4.730% due 09/25/34                                    304             304
   Series 2005-AQ1 Class 2A1
   4.750% due 03/25/35                                    677             677
   Series 2005-HE1 Class A1
   4.650% due 11/25/35                                    559             559
   Series 2005-HE8 Class A1
   4.650% due 08/25/35                                    331             331
Burlington Northern and Santa Fe Railway Co.
   4.575% due 01/15/21                                     66              63
Capital Auto Receivables Asset Trust
   Series 2003-2 Class A3A
   1.440% due 02/15/07                                     14              14
   Series 2003-3 Class A3B (E)
   4.550% due 01/15/08                                    350             350
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    300             296
Carrington Mortgage Loan Trust (E)
   Series 2005-NC1 Class A1A
   4.660% due 01/25/35                                    131             131
   Series 2005-NC3 Class A1A
   4.610% due 06/25/35                                    353             353
   Series 2005-NC4 Class A1
   4.680% due 09/25/35                                    479             479
Chancellor/Triton CBO, Ltd. (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                     83              78
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    200             207
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                     48              47

 66  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                     91              90
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    235             233
   Series 2004-1NI Class NOTE (p)
   6.000% due 05/25/34                                      1               1
   Series 2004-BC1 Class M1 (E)
   5.030% due 02/25/34                                    175             176
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                    245             241
   Series 2005-12 Class 2A2
   4.898% due 06/25/32                                    455             451
   Series 2005-16 Class 2AF1 (E)
   4.680% due 05/25/36                                    918             918
   Series 2005-17 Class 1AF1 (E)
   4.730% due 12/25/36                                  1,600           1,600
   Series 2005-17 Class 1AF3
   5.711% due 12/25/36                                    485             485
   Series 2005-7 Class AF2
   4.367% due 11/25/35                                    430             423
Countrywide Home Loans
   Series 2006-1 Class PT1
   6.000% due 12/01/35                                    385             384
Credit-Based Asset Servicing and Securitization
   Series 2005-CB4 Class AV1 (E)
   4.630% due 08/25/35                                    423             423
   Series 2005-CB5 Class AV1 (E)
   4.640% due 08/25/35                                    509             509
   Series 2005-CB8 Class AF1B
   5.451% due 12/25/35                                    379             378
Entergy Gulf States, Inc. (E)
   4.810% due 12/01/09                                    100              98
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   4.590% due 04/25/35                                    244             244
Fannie Mae Grantor Trust
   Series 2004-T4 Class A2
   3.930% due 02/25/20                                     25              25
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   4.630% due 07/25/35                                    483             483
Fremont Home Loan Trust (E)
   Series 2005-E Class 2A1
   4.620% due 01/25/36                                    476             476
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A (N)
   4.520% due 06/15/10                                    300             300

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class A
   4.510% due 09/15/10                                    600             600
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-1 Class A
   4.540% due 07/20/08                                    350             350
   Series 2004-2 Class A
   4.570% due 07/20/09                                    625             626
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE4 Class A1 (E)
   4.640% due 03/25/35                                    700             700
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    530             522
GSAA Home Equity Trust (p)
   Series 2004-4N Class NOTE
   6.250% due 05/25/34                                     36              36
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   5.180% due 08/25/33                                    305             306
   Series 2004-NC1 Class A3
   4.920% due 03/25/34                                    315             316
   Series 2004-SEA Class A2A
   4.820% due 03/25/34                                    269             269
   Series 2005-AHL Class A1
   4.620% due 04/25/35                                    147             147
   Series 2005-HE4 Class A2A
   4.650% due 07/25/45                                    619             619
   Series 2005-S2 Class A
   4.700% due 11/25/34                                    480             480
Harley-Davidson Motorcycle Trust
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    159             158
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   5.230% due 12/25/33                                    460             462
Honda Auto Receivables Owner Trust
   Series 2004-2 Class A2
   2.520% due 02/15/07                                     53              53
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    376             379
Long Beach Mortgage Loan Trust (E)
   Series 2005-1 Class 2A1
   4.670% due 02/25/35                                     93              93

                                                       Fixed Income III Fund  67

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-2 Class 2A1
   4.610% due                                             178             178
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.180% due 08/25/33                                    295             297
   Series 2005-OPT Class A3
   4.620% due 03/25/35                                    178             178
MBNA Credit Card Master Note Trust (E)
   Series 2002-A10 Class A10
   4.610% due 02/16/10                                    550             551
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    705             786
Merrill Lynch Mortgage Investors, Inc.
   Series 2004-HE2 Class A2A (E)
   4.730% due 08/25/35                                     19              19
   Series 2005-NCB Class A1A
   5.451% due 07/25/36                                    207             207
   Series 2005-SL1 Class A (E)
   4.730% due 06/25/35                                    228             228
   Series 2005-WMC Class A2A (E)
   4.630% due 09/25/35                                     55              55
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                     60              57
   Series 2004-1 Class A
   6.005% due 08/15/37                                     61              62
   Series 2005-1 Class A
   5.745% due 01/15/40                                     88              87
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   6.630% due 09/25/33                                    360             369
New Century Home Equity Loan Trust (E)
   Series 2004-3 Class A6
   5.060% due 11/25/34                                    600             602
   Series 2004-4 Class M2
   5.060% due 02/25/35                                    380             381
Novastar Home Equity Loan (E)
   Series 2004-4 Class A2B
   4.870% due 03/25/35                                    320             320
   Series 2005-1 Class A2A
   4.650% due 06/25/35                                    535             535
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   6.230% due 04/25/33                                    400             404
   Series 2003-3 Class M3
   6.530% due 06/25/33                                    240             243

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-4 Class M2
   6.180% due 07/25/33                                    215             217
   Series 2005-4 Class A3
   4.790% due 11/25/35                                    510             510
Ownit Mortgage Loan Asset Backed Certificates
   (E)
   Series 2005-2 Class A2A
   4.640% due 03/25/36                                    202             202
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   4.990% due 02/25/35                                  1,483           1,487
   Series 2005-WCW Class M1
   4.980% due 09/25/35                                    375             376
   Series 2005-WHQ Class A2A
   4.610% due 06/25/35                                    274             274
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    145             143
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    415             415
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                    165             167
Premium Asset Trust (p)
   4.650% due 02/02/07                                    245             245
Renaissance Home Equity Loan Trust
   Series 2004-4 Class AF2
   3.856% due 02/25/35                                    260             258
   Series 2005-2 Class AF2
   4.361% due 08/25/35                                    315             311
   Series 2005-4 Class A2
   5.399% due 02/25/36                                    185             185
   Series 2005-4 Class A3
   5.565% due 02/25/36                                    115             115
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    365             367
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                    210             209
   Series 2004-RS1 Class AII2 (E)
   4.760% due 12/25/34                                    280             280
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    160             159
   Series 2004-RS8 Class AII1 (E)
   4.670% due 05/25/26                                    102             102

 68  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    155             153
   Series 2005-RS1 Class AII1 (E)
   4.640% due 01/25/35                                    150             150
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   4.760% due 09/25/31                                    110             110
   Series 2003-KS1 Class M2 (E)
   6.280% due 01/25/33                                    330             331
   Series 2003-KS4 Class AIIB (E)
   4.820% due 06/25/33                                    339             340
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    600             594
   Series 2004-KS9 Class AI1 (E)
   4.700% due 07/25/21                                     16              16
Saxon Asset Securities Trust (E)
   Series 2005-1 Class A2A
   4.640% due 05/25/35                                     73              73
   Series 2005-1 Class A2B
   4.750% due 05/25/35                                    280             280
   Series 2005-2 Class A2A
   4.620% due 09/25/35                                    367             367
Sharps SP I, LLC Net Interest Margin Trust (p)
   Series 2004-HE1 Class N
   6.900% due 11/25/33                                      3               3
Sharps SP I, LLC
   6.850% due 03/01/23                                     16              16
   7.000% due 01/25/34                                     38              38
SLM Student Loan Trust (E)
   Series 2004-1 Class A1
   4.663% due 01/26/15                                     79              79
   Series 2004-9 Class A2
   4.643% due 10/25/12                                    195             195
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                    112             119
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  1,794           1,888
Specialty Underwriting & Residential Finance (E)
   Series 2005-BC2 Class A2A
   4.630% due 12/25/35                                    213             213
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A
   4.870% due 11/25/33                                    149             149
   Series 2003-BC1 Class 3A5
   5.010% due 10/25/33                                    125             125

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-2 Class A2
   4.650% due 03/25/35                                    139             139
   Series 2005-3 Class M2
   4.970% due 04/25/35                                    210             210
   Series 2005-5 Class A6
   4.620% due 06/25/35                                    257             257
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                    185             171
   Series 2004-16X Class A2
   4.910% due 08/25/34                                    381             380
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    600             595
   Series 2005-GEL Class A (E)
   4.880% due 12/25/34                                    581             581
   Series 2005-WMC Class A1 (E)
   4.610% due 01/25/35                                    209             209
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    154             155
Tenaska Alabama Partners, LP (p)
   7.000% due 06/30/21                                    104             106
Terwin Mortgage Trust (E)
   Series 2004-22S Class A
   4.920% due 11/25/35                                    127             127
   Series 2005-8HE Class A1 (p)
   4.650% due 07/25/35                                    335             335
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    100              99
United Airlines, Inc.
   7.730% due 07/01/10                                    170             168
Wachovia Auto Owner Trust
   Series 2004-B Class A2
   2.400% due 05/21/07                                     27              27
World Financial Properties (p)
   6.910% due 09/01/13                                    163             171
   6.950% due 09/01/13                                    194             204
World Omni Auto Receivables Trust
   Series 2004-A Class A2
   2.580% due 07/12/07                                     29              29
                                                                 ------------
                                                                       47,209
                                                                 ------------

Corporate Bonds and Notes - 13.2%
Abitibi-Consolidated Finance, LP
   7.875% due 08/01/09                                    290             283

                                                       Fixed Income III Fund  69

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                    375             396
Albertson's, Inc. (N)
   8.000% due 05/01/31                                    195             185
Alpha Natural Resources LLC
   10.000% due 06/01/12                                   310             341
Amerada Hess Corp.
   6.650% due 08/15/11                                    170             182
   7.300% due 08/15/31                                    190             221
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     40              40
American General Finance Corp.
   Series MTNG (E)
   4.544% due 03/23/07                                    100             100
   Series MTNH
   4.625% due 09/01/10                                     20              19
   Series MTNI
   4.625% due 05/15/09                                     70              69
American International Group, Inc. (p)
   4.700% due 10/01/10                                    400             393
   5.050% due 10/01/15                                    510             497
American RE Corp.
   Series B
   7.450% due 12/15/26                                    430             488
AmerisourceBergen Corp. (p)
   5.625% due 09/15/12                                    415             416
Arizona Public Service Co.
   5.800% due 06/30/14                                    180             182
AT&T Corp.
   9.050% due 11/15/11                                     28              31
   9.750% due 11/15/31                                    225             278
Atmos Energy Corp. (E)
   4.975% due 10/15/07                                    190             190
Autonation, Inc.
   9.000% due 08/01/08                                    135             145
Avista Capital Trust III
   6.500% due 04/01/34                                    350             350
Avista Corp.
   9.750% due 06/01/08                                    220             239
Axa Financial, Inc.
   6.500% due 04/01/08                                     70              72
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    965           1,015
Bank of America Corp.
   5.875% due 02/15/09                                     70              72
   7.800% due 02/15/10                                     65              71
   4.250% due 10/01/10                                     45              44

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BellSouth Corp.
   4.200% due 09/15/09                                    230             223
   6.550% due 06/15/34                                     40              42
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    130             136
Bowater, Inc. (N)
   9.000% due 08/01/09                                    195             201
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                     70              75
   6.875% due 12/01/27 (N)                                 60              68
Campbell Soup Co. (N)
   5.875% due 10/01/08                                    115             117
Carolina Power & Light Co.
   6.500% due 07/15/12                                     45              48
Caterpillar Financial Services Corp.
   Series MTNF
   4.440% due 08/20/07 (E)                                155             155
   3.625% due 11/15/07                                     60              59
CC Funding Trust I
   6.900% due 02/16/07                                    230             234
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    135             138
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    495             562
Centex Corp. (E)
   4.930% due 08/01/07                                    215             215
Cincinnati Gas & Electric
   5.700% due 09/15/12                                     65              66
Cingular Wireless Services, Inc.
   8.750% due 03/01/31                                    130             170
CIT Group, Inc.
   5.750% due 09/25/07                                     90              91
   3.650% due 11/23/07                                     90              88
   6.875% due 11/01/09                                     55              58
   4.125% due 11/03/09                                     70              68
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    205             213
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   4.490% due 03/07/08                                    700             700
Citigroup, Inc.
   3.500% due 02/01/08                                    830             808
   4.625% due 08/03/10                                    300             295
   6.000% due 02/21/12                                     40              42

 70  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.625% due 08/27/12                                    135             138
   4.700% due 05/29/15 (N)                                345             331
   5.875% due 02/22/33                                    520             530
Citizens Communications Co.
   9.250% due 05/15/11                                    470             517
Clear Channel Communications, Inc.
   5.750% due 01/15/13                                     90              87
Clorox Co.
   4.614% due 12/14/07 (E)                                225             225
   4.200% due 01/15/10                                    155             149
   5.000% due 01/15/15                                    115             111
Columbus Southern Power Co.
   Series A
   5.500% due 03/01/13                                     80              81
Comcast Cable Communications
   8.375% due 05/01/07 (N)                                320             333
   6.750% due 01/30/11                                    365             384
Comcast Corp.
   6.500% due 11/15/35                                    145             145
ConAgra Foods, Inc.
   7.000% due 10/01/28                                     75              79
   8.250% due 09/15/30                                     75              90
Consolidated Natural Gas Co.
   Series A
   5.000% due 12/01/14                                    120             116
   Series C
   6.250% due 11/01/11                                     80              84
Constellation Energy Group, Inc.
   7.600% due 04/01/32                                    115             137
Consumers Energy Co.
   Series F
   4.000% due 05/15/10                                     50              47
   Series H
   4.800% due 02/17/09                                    115             113
Continental Airlines, Inc. (N)
   Series 01-1
   6.503% due 06/15/11                                    175             171
Cooper Industries, Inc. (p)
   5.250% due 11/15/12                                    165             164
Corrections Corp. of America
   7.500% due 05/01/11                                     80              83
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    255             244
   Series MTNK
   5.500% due 02/01/07                                     70              70
COX Communications, Inc.
   4.625% due 01/15/10                                    285             275
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                    130             129
   6.500% due 01/15/12                                     70              74
   5.500% due 08/15/13                                     55              56

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CSC Holdings, Inc.
   10.500% due 05/15/16 (N)                               115             122
   Series B
   8.125% due 07/15/09                                     85              86
   8.125% due 08/15/09                                     75              76
DaimlerChrysler NA Holding Corp.
   8.500% due 01/18/31 (N)                                100             121
   Series MTNE (E)
   5.210% due 10/31/08                                    285             286
Detroit Edison Co.
   6.125% due 10/01/10                                    145             150
   6.350% due 10/15/32                                    130             137
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    255             246
   5.375% due 10/15/12                                    110             108
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    130             141
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     60              62
DPL, Inc.
   6.875% due 09/01/11                                    216             230
DR Horton, Inc.
   5.250% due 02/15/15                                    280             261
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    380             463
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     20              21
E*Trade Financial Corp.
   8.000% due 06/15/11                                    440             458
Eastman Kodak Co.
   7.250% due 11/15/13                                    160             156
Echostar DBS Corp.
   6.375% due 10/01/11                                    195             190
   6.625% due 10/01/14                                     95              92
El Paso Corp.
   9.625% due 05/15/12 (p)                                300             340
   8.050% due 10/15/30                                    500             531
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                     65              68
Eli Lilly & Co.
   6.770% due 01/01/36                                    370             429

                                                       Fixed Income III Fund  71

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                     80              77
   5.207% due 12/08/08 (E)(p)                             195             195
Enterprise Products Operating, LP
   4.000% due 10/15/07                                    255             250
   4.625% due 10/15/09                                    250             243
EOP Operating, LP
   4.750% due 03/15/14                                     20              19
   7.500% due 04/19/29                                     95             105
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    270             282
   5.300% due 11/15/08                                    100             100
Exelon Corp.
   6.750% due 05/01/11                                     95             101
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                    770             801
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                    225             227
   8.625% due 05/01/24                                    310             371
FedEx Corp.
   2.650% due 04/01/07                                     70              68
   7.600% due 07/01/97                                     90             106
Financing Corp.
   Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                               840             469
   Series 15P
   Zero coupon due 03/07/19                                90              47
   Series 6P
   Zero coupon due 08/03/18                               450             243
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    800             841
   Series C
   7.375% due 11/15/31                                    140             162
Ford Motor Co. (N)
   7.450% due 07/16/31                                    585             431
   7.700% due 05/15/97                                    600             420
Ford Motor Credit Co.
   5.450% due 03/21/07 (E)                                900             882
   6.625% due 06/16/08                                    250             235
   5.625% due 10/01/08                                    145             132
   5.700% due 01/15/10 (N)                                170             150
Fortune Brands, Inc.
   5.375% due 01/15/16                                    315             309
FPL Group Capital, Inc.
   4.086% due 02/16/07                                    160             158
General Electric Capital Corp.
   4.125% due (N)                                         470             462
   4.875% due 10/21/10                                  1,270           1,261
   4.750% due 01/08/16 (E)                                100             100

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series MTNA
   4.250% due 12/01/10                                     55              53
   5.875% due 02/15/12                                     95              99
   4.750% due 09/15/14                                     45              44
   6.750% due 03/15/32                                    150             174
General Motors Acceptance Corp.
   6.875% due 09/15/11                                    855             816
   6.750% due 12/01/14 (N)                                435             412
   8.000% due 11/01/31 (N)                                505             515
General Motors Corp. (N)
   8.375% due 07/15/33                                    900             666
Georgia-Pacific Corp.
   8.875% due 05/15/31                                    517             533
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    495             470
Glencore Nickel Ltd. (ffl)
   9.000% due 12/01/14                                    235              --
Golden West Financial Corp.
   4.125% due 08/15/07                                    160             158
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    635             680
   5.250% due 10/15/13                                    185             183
   6.345% due 02/15/34 (N)                                365             378
Halliburton Co.
   5.500% due 10/15/10                                    115             117
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              39
HCA, Inc.
   5.500% due 12/01/09                                    375             370
   7.875% due 02/01/11                                     40              43
   6.950% due 05/01/12                                     30              31
   6.300% due 10/01/12                                    100             100
   7.500% due 12/15/23                                    200             200
Health Net, Inc.
   9.875% due 04/15/11                                    265             306
Hertz Corp. (p)
   8.875% due 01/01/14                                    265             274
Historic TW, Inc.
   8.180% due 08/15/07                                    495             516
   9.125% due 01/15/13                                    495             583
   8.050% due 01/15/16                                    580             661
HJ Heinz Co. (p)
   6.428% due 12/01/08                                    100             103

 72  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HJ Heinz Finance Co.
   6.000% due 03/15/12                                     50              51
   6.750% due 03/15/32                                    105             111
HSBC Finance Capital Trust IX
   5.911% due 11/30/35                                    300             301
HSBC Finance Corp.
   4.621% due 09/15/08 (E)                                200             200
   5.875% due 02/01/09 (N)                                260             266
   4.750% due 05/15/09                                    610             603
   4.125% due 11/16/09                                    105             101
   8.000% due 07/15/10                                     45              50
   6.375% due 10/15/11                                    130             137
   6.375% due 11/27/12                                    375             395
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    140             142
ICI Wilmington, Inc.
   4.375% due 12/01/08                                     65              63
ILFC E-Capital Trust I (N)(p)
   5.900% due 12/21/65                                    275             276
ILFC E-Capital Trust II (N)(p)
   6.250% due 12/21/65                                    120             121
Insight Midwest, LP
   10.500% due 11/01/10                                   110             116
International Lease Finance Corp.
   3.750% due 08/01/07                                     35              34
   6.375% due 03/15/09 (N)                                155             160
International Paper Co.
   5.500% due 01/15/14                                    280             274
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    135             124
ITT Industries, Inc.
   7.400% due 11/15/25                                    135             159
JC Penney Corp., Inc.
   7.375% due 08/15/08                                    145             152
   7.650% due 08/15/16                                    105             119
   7.400% due 04/01/37                                    125             138
Jefferies Group, Inc.
   6.250% due 01/15/36                                     70              69
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    200             224
Johnson Controls, Inc.
   5.250% due 01/15/11                                    225             224
   5.500% due 01/15/16                                    325             321
JPMorgan Chase & Co.
   5.350% due 03/01/07                                     75              75
   6.000% due 02/15/09                                     35              36
   7.000% due 11/15/09                                     10              11
   6.750% due 02/01/11                                     90              96
   6.625% due 03/15/12                                     35              38
   5.150% due 10/01/15                                    380             372

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    905             961
Kinder Morgan Finance Co. ULC (p)
   5.350% due 01/05/11                                    135             135
Knight Ridder, Inc.
   5.750% due 09/01/17                                    125             107
Kraft Foods, Inc.
   5.250% due 06/01/07                                     75              75
   4.125% due 11/12/09                                    515             497
   5.625% due 11/01/11                                  1,045           1,058
   6.500% due 11/01/31                                     55              59
Kroger Co. (The)
   7.250% due 06/01/09                                    175             185
   8.000% due 09/15/29                                     75              86
   7.500% due 04/01/31                                     55              61
LaBranche & Co., Inc.
   9.500% due 05/15/09                                    235             250
Lear Corp. (N)
   Series B
   8.110% due 05/15/09                                    180             166
Lehman Brothers Holdings, Inc.
   5.000% due 01/14/11                                    485             482
Levi Strauss & Co.
   12.250% due 12/15/12                                   170             193
Limited Brands (N)
   6.950% due 03/01/33                                    105             104
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    190             205
Lubrizol Corp.
   4.625% due 10/01/09                                    190             186
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    245             240
Manufacturers & Traders Trust Co. (p)
   5.585% due 12/28/20                                    129             129
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                    375             375
   4.720% due 07/13/07 (E)                                220             220
   5.150% due 09/15/10                                    260             258
   5.375% due 07/15/14 (N)                                180             176
   5.750% due 09/15/15                                    135             135
   5.875% due 08/01/33 (N)                                155             147
May Department Stores Co. (The)
   4.800% due 07/15/09                                    135             133
   5.750% due 07/15/14                                    170             172

                                                       Fixed Income III Fund  73

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MBNA America Bank NA
   7.125% due 11/15/12                                     30              33
MBNA Corp.
   4.721% due 05/05/08 (E)                                255             257
   6.125% due 03/01/13                                    130             137
MCI, Inc.
   6.908% due 05/01/07                                    590             596
   7.688% due 05/01/09                                    155             160
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    435             475
Merrill Lynch & Co., Inc.
   Series MTNC
   4.250% due 02/08/10                                  1,175           1,138
Metlife, Inc.
   5.000% due 06/15/15                                    165             161
   5.700% due 06/15/35                                     40              40
MGM Mirage
   9.750% due 06/01/07                                    250             263
Midamerican Funding LLC
   6.750% due 03/01/11                                    210             224
Miller Brewing Co. (p)
   4.250% due 08/15/08                                    145             142
   5.500% due 08/15/13                                    290             292
Mohawk Industries, Inc.
   6.125% due 01/15/16                                    310             312
   Series D
   7.200% due 04/15/12                                    110             116
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    135             134
Morgan Stanley
   5.050% due 01/21/11                                    150             149
   6.750% due 04/15/11                                    410             439
   4.750% due 04/01/14                                    280             266
   5.375% due 10/15/15                                    420             417
Motorola, Inc.
   4.608% due 11/16/07                                    455             452
Natexis Ambs Co. LLC (f )(p)
   8.440% due 12/29/49                                    185             198
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     85              87
Nationwide Financial Services
   6.250% due 11/15/11                                    265             277
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    290             345
Neiman-Marcus Group, Inc. (N)(p)
   10.375% due 10/15/15                                   190             196
News America Holdings, Inc.
   9.250% due 02/01/13                                     25              30
   7.750% due 12/01/45                                    135             152

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.900% due 12/01/95                                    120             134
   8.250% due 10/17/96                                     45              52
News America, Inc.
   7.125% due 04/08/28                                     30              32
   6.400% due 12/15/35 (p)                                155             154
Nextel Communications, Inc.
   Series E
   6.875% due 10/31/13                                    310             325
Nisource Finance Corp.
   4.950% due 11/23/09 (E)                                120             120
   7.875% due 11/15/10                                    310             342
Norfolk Southern Corp.
   7.350% due 05/15/07                                    100             103
   7.050% due 05/01/37                                    115             135
   7.900% due 05/15/97                                    285             363
   6.000% due 03/15/2105                                  240             234
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                    500             498
NRG Energy, Inc.
   7.375% due 02/01/16                                    440             448
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    135             182
Ohio Power Co. (N)
   Series F
   5.500% due 02/15/13                                     25              25
Oneok, Inc.
   5.510% due 02/16/08                                    260             261
Oracle Corp. and Ozark Holding, Inc. (p)
   4.810% due 01/13/09 (E)                                500             500
   5.250% due 01/15/16                                    300             295
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    210             201
   4.200% due 03/01/11                                    205             195
   6.050% due 03/01/34                                    295             300
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                     45              44
Pemex Project Funding Master Trust
   5.750% due 12/15/15                                    200             198
   6.625% due 06/15/35 (p)                                 70              70
   6.625% due 06/15/35                                    340             340
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    305             306

 74  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Platinum Underwriters Finance, Inc.
   Series B
   7.500% due 06/01/17                                    170             173
Popular North America Capital Trust I
   6.564% due 09/15/34                                    290             291
Progress Energy, Inc.
   7.100% due 03/01/11                                    245             263
   7.000% due 10/30/31                                    210             231
PSEG Energy Holdings LLC
   8.625% due 02/15/08                                    105             111
Qwest Capital Funding, Inc.
   7.000% due 08/03/09 (N)                                 25              25
   6.500% due 11/15/18                                     25              23
Qwest Corp.
   7.875% due 09/01/11                                    395             418
   7.625% due 06/15/15 (p)                                300             315
Rabobank Capital Funding II (f )(p)
   5.260% due 12/31/49                                    260             255
Raytheon Co.
   8.300% due 03/01/10                                     50              56
RBS Capital Trust I (f )
   5.512% due 09/29/49                                    505             498
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                     95              93
Residential Capital Corp.
   6.125% due 11/21/08                                    275             278
   6.375% due 06/30/10                                    562             576
   6.875% due 06/30/15 (N)                                665             715
Safeway, Inc.
   5.800% due 08/15/12 (N)                                 70              70
   7.250% due 02/01/31                                     15              16
SBC Communications, Inc.
   4.125% due 09/15/09                                    455             438
   5.100% due 09/15/14                                     --              --
   6.450% due 06/15/34                                      5               5
   6.150% due 09/15/34                                    365             359
SCANA Corp. (E)
   4.560% due 03/01/08                                    325             325
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    250             247
Sempra Energy
   4.621% due 05/17/07                                    450             447
   4.840% due 05/21/08 (E)                                260             261
SESI LLC
   8.875% due 05/15/11                                    115             120
SLM Corp.
   4.000% due 01/15/10                                    175             168
Smurfit-Stone Container Enterprises, Inc.
   9.250% due 02/01/08 (N)                                 95              98
   9.750% due 02/01/11                                    205             207

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Southern California Edison Co.
   4.555% due 12/13/07 (E)                                295             295
   7.625% due 01/15/10 (N)                                 80              87
   6.000% due 01/15/34                                    170             176
Southern Copper Corp.
   7.500% due 07/27/35                                    445             446
Sprint Capital Corp.
   8.375% due 03/15/12                                    630             727
   6.875% due 11/15/28                                    285             309
   8.750% due 03/15/32                                    275             360
St. Paul Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                    430             429
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     20              20
Sungard Data Systems, Inc. (p)
   9.125% due 08/15/13                                    215             224
TCI Communications, Inc.
   7.875% due 02/15/26                                     80              91
TECO Energy, Inc. (N)
   7.200% due 05/01/11                                    235             250
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    300             358
   7.875% due 08/01/13                                    765             855
Tenet Healthcare Corp.
   7.375% due 02/01/13                                     50              46
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                     95             109
Texas Genco LLC (p)
   6.875% due 12/15/14                                    410             444
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    135             156
Time Warner, Inc.
   6.750% due 04/15/11                                    440             461
Trimas Corp.
   9.875% due 06/15/12                                    125             107
Twin Reefs Pass-Through Trust (E)(f )(p)
   5.420% due 12/10/49                                    300             300
TXU Corp.
   Series O
   4.800% due 11/15/09                                    250             240
   Series P
   5.550% due 11/15/14                                    380             357

                                                       Fixed Income III Fund  75

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tyson Foods, Inc.
   8.250% due 10/01/11                                     90              99
Union Pacific Corp.
   5.750% due 10/15/07                                     45              46
   6.625% due 02/01/08                                     90              93
   3.625% due 06/01/10                                    180             169
   6.650% due 01/15/11                                     45              48
   6.125% due 01/15/12                                    195             204
   Series MTNE
   6.790% due 11/09/07                                     35              36
Union Planters Corp.
   7.750% due 03/01/11                                    125             140
US Unwired, Inc.
   Series B
   10.000% due 06/15/12                                   140             159
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    350             361
Verizon
   6.500% due 09/15/11                                     40              41
Verizon Global Funding Corp.
   7.250% due 12/01/10                                  1,445           1,559
   5.850% due 09/15/35                                    295             278
Visteon Corp.
   8.250% due 08/01/10                                    650             548
   7.000% due 03/10/14 (N)                                205             159
Wachovia Capital Trust III (f )
   5.800% due 08/29/49                                    830             832
Washington Mutual, Inc.
   8.250% due 04/01/10                                    250             277
WellPoint, Inc.
   3.750% due 12/14/07                                     90              88
   4.250% due 12/15/09                                    170             165
   5.250% due 01/15/16                                    195             192
   5.850% due 01/15/36                                    155             154
Wells Fargo & Co.
   4.625% due 08/09/10                                    485             477
   4.950% due 10/16/13                                    155             152
Willis North America, Inc.
   5.125% due 07/15/10                                    235             233
   5.625% due 07/15/15                                    230             230
Wisconsin Electric Power
   3.500% due 12/01/07                                     65              63
Wyeth
   5.500% due 03/15/13                                    150             151
   5.500% due 02/01/14                                    365             368
Xlliac Global Funding (p)
   4.800% due 08/10/10                                    240             236
Yum! Brands, Inc.
   8.875% due 04/15/11                                    205             234

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ZFS Finance USA Trust I (p)
   6.150% due 12/15/65 (N)                                500             502
   6.450% due 12/15/65                                    500             505
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    420             453
                                                                 ------------
                                                                       87,579
                                                                 ------------

International Debt - 5.6%
Abbey National PLC (f )
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    275             283
Abitibi-Consolidated, Inc. (N)
   8.550% due 08/01/10                                     61              60
   8.850% due 08/01/30                                    365             312
Amvescap PLC
   4.500% due 12/15/09                                    395             386
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    871             882
AXA SA
   8.600% due 12/15/30                                     85             112
Banco Santander Chile (E)(p)
   4.810% due 12/09/09                                    195             194
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                      5               5
Biovail Corp.
   7.875% due 04/01/10                                    300             310
BNP Paribas (f )(p)
   5.186% due 06/29/49                                    600             577
BOI Capital Funding No. 3 (f )(p)
   6.107% due 08/29/49                                    185             186
Bowater Canada Finance
   7.950% due 11/15/11                                    365             352
Brascan Corp.
   7.125% due 06/15/12                                    165             178
Brazilian Government International Bond
   5.250% due 04/15/09 (E)                                576             577
   10.271% due 06/29/09 (E)                               100             116
   9.250% due 10/22/10                                     90             103
   11.000% due 01/11/12 (N)                               300             371
   7.875% due 03/07/15                                  1,400           1,518
   8.000% due 01/15/18                                  1,000           1,093
   8.875% due 04/15/24                                    350             404
British Telecommunications PLC
   8.375% due 12/15/10                                    185             210
   8.875% due 12/15/30                                    210             276

 76  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    140             137
Catalyst Paper Corp.
   Series D
   8.625% due 06/15/11                                    215             206
Chile Government International Bond
   5.500% due 01/15/13                                  1,500           1,528
China Development Bank
   5.000% due 10/15/15                                    100              98
Conoco Funding Co.
   6.350% due 10/15/11                                    845             898
Corp. Nacional del Cobre de Chile (p)
   5.625% due 09/21/35                                    230             224
Deutsche Telekom International Finance BV (E)
   8.000% due 06/15/10                                     70              78
   8.250% due 06/15/30                                    320             399
Donohue Forest Products
   7.625% due 05/15/07                                    200             202
El Salvador Government International Bond
   7.650% due 06/15/35                                    305             326
EnCana Corp.
   6.500% due 08/15/34                                     60              66
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    495             479
Export-Import Bank of Korea
   4.250% due 11/27/07                                     80              79
   4.125% due 02/10/09 (p)                                160             156
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                    190             183
France Telecom SA
   7.750% due 03/01/11                                    245             272
   8.500% due 03/01/31                                    190             248
Galaxy Entertainment Finance Co., Ltd. (p)
   9.655% due 12/15/10 (E)                                120             122
   9.875% due 12/15/12 (N)                                110             113
Gaz Capital for Gazprom (p)
   8.625% due 04/28/34                                    155             196
Hanarotelecom, Inc. (p)
   7.000% due 02/01/12                                    400             394
HBOS PLC (f )(p)
   5.920% due 09/29/49                                    400             400
ICICI Bank, Ltd. (p)
   5.750% due 11/16/10                                    665             667
Intelsat, Ltd.
   6.500% due 11/01/13                                    325             241
Ispat Inland ULC
   9.750% due 04/01/14                                    596             685

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    142             144
Korea Development Bank (N)
   4.250% due 11/13/07                                     45              44
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     85              84
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                     90              88
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    200             196
Mexico Government International Bond
   8.375% due 01/14/11                                    100             114
   6.375% due 01/16/13                                    100             106
   8.125% due 12/30/19                                    200             244
   8.000% due 09/24/22                                    300             366
   8.300% due 08/15/31                                    310             391
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    430             440
NAK Naftogaz Ukrainy
   8.125% due 09/30/09                                    500             503
Nationwide Building Society (p)
   4.250% due 02/01/10                                    255             248
Nexen, Inc.
   5.875% due 03/10/35                                    145             141
Nippon Life Insurance (p)
   4.875% due 08/09/10                                    295             290
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                    520             515
Peru Government International Bond
   9.125% due 02/21/12                                    100             116
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                    100              99
Philippine Government International Bond
   7.750% due 01/14/31                                    380             375
Platinum Underwriters Holdings, Ltd.
   Series B
   6.371% due 11/16/07                                    135             135
Province of Quebec Canada
   5.000% due 07/17/09                                     25              25
   6.125% due 01/22/11                                  1,035           1,089
Ras Laffan Liquefied Natural Gas Co., Ltd. (p)
   8.294% due 03/15/14                                     85              97

                                                       Fixed Income III Fund  77

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    370             361
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   (p)
   5.838% due 09/30/27                                    410             403
Resona Bank, Ltd. (f )(p)
   5.850% due 09/29/49                                    830             825
Resona Preferred Global Securities Cayman, Ltd.
   (E)(f )(p)
   7.191% due 12/29/49                                    765             805
Royal Bank of Scotland Group PLC (f )
   Series 1
   9.118% due 03/31/49                                    600             683
Russia Government International Bond
   5.000% due 03/31/30 (p)                                670             747
   5.000% due 03/31/30                                    900           1,006
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                   640             723
Salomon Brothers AG for Tyumen Oil Co.
   Series REGS
   11.000% due 11/06/07                                   330             358
Santander Financial Issuances
   6.375% due 02/15/11                                    180             189
Santander US Debt SA (E)(p)
   4.510% due 09/21/07                                    900             900
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    355             390
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                     65              61
Secunda International, Ltd. (E)
   12.600% due 09/01/12                                   220             233
Shaw Communications, Inc.
   8.250% due 04/11/10                                    210             225
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                     64              64
Stora Enso OYJ
   7.375% due 05/15/11                                    105             113
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    162             169
   6.664% due 09/15/13                                    127             136
Talisman Energy, Inc.
   5.125% due 05/15/15                                    130             127
   5.850% due 02/01/37                                    240             236
Telecom Italia Capital SA
   4.000% due 01/15/10                                  1,500           1,425
   5.250% due 10/01/15                                    250             240

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonica Europe BV
   7.750% due 09/15/10                                    845             922
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    395             386
TELUS Corp.
   8.000% due 06/01/11                                    820             916
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    250             252
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    120             130
UnumProvident Finance Co. PLC (p)
   6.850% due 11/15/15                                    205             214
Uruguay Government International Bonds
   8.000% due 11/18/22                                    185             192
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    430             430
Venezuela Government International Bond (N)
   9.375% due 01/13/34                                    315             394
WPP Finance UK Corp.
   5.875% due 06/15/14                                    115             116
                                                                 ------------
                                                                       37,123
                                                                 ------------

Mortgage-Backed Securities - 43.4%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   4.770% due 07/25/35                                    898             900
American Home Mortgage Investment Trust
   Series 2004-1 Class 1A (E)
   4.880% due 04/25/44                                    386             386
   Series 2004-2 Class 4A2 (E)
   3.635% due 02/25/44                                    119             119
   Series 2004-4 Class 4A (E)
   4.390% due 02/25/45                                    368             360
Banc of America Commercial Mortgage, Inc.
   4.877% due                                             495             490
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    710             703
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    455             441
   Series 2004-5 Class A3
   4.561% due 11/10/41                                    185             179

 78  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-2 Class A5
   4.857% due 07/10/43                                     95              92
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                  1,031           1,017
   Series 2005-D Class A1 (E)
   4.116% due 05/25/35                                    358             348
   Series 2005-F Class 1A2 (E)
   4.840% due 09/20/35                                    295             295
   Series 2006-A Class 3A2
   5.957% due 02/20/36                                    475             480
   Series 2006-A Class 4A1 (E)
   5.583% due 02/20/36                                    990             992
Banc of America Mortgage Securities
   Series 2003-D Class 1A2 (E)
   3.428% due 05/25/33                                      7               7
   Series 2003-I Class 2A4 (E)
   3.828% due 10/25/33                                    226             224
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     23              23
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    851             843
   Series 2004-A Class 1A1 (E)
   3.459% due 02/25/34                                      7               6
   Series 2004-E Class 1A1 (E)
   3.516% due 06/25/34                                      5               5
   Series 2005-9 Class 2A1
   4.750% due 10/25/20                                    441             429
   Series 2005-A Class 2A1 (E)
   4.465% due 02/25/35                                    154             151
   Series 2005-B Class 2A1 (E)
   4.399% due 03/25/35                                    304             298
   Series 2005-E Class 2A1 (E)
   4.981% due 06/25/35                                    272             268
   Series 2005-F Class 2A3 (E)
   4.731% due 07/25/35                                    434             427
   Series 2005-I Class 2A1 (E)
   4.887% due 10/25/35                                    608             600
   Series 2005-L Class 3A1 (E)
   5.462% due 01/25/36                                    470             468
Bank of America Alternative Loan Trust
   6.000% due 12/25/34                                    165             166
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    235             236
   Series 2003-10 Class 2A2 (E)
   4.980% due 12/25/33                                    540             544
   Series 2003-2 Class CB2 (E)
   5.030% due 04/25/33                                    261             262
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    143             143

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    133             133
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                    227             227
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                    318             317
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                    248             248
   Series 2005-9 Class 5A1
   5.500% due 10/25/20                                    420             418
Bank of America Funding Corp.
   Series 2006-A Class 3A2
   5.950% due 01/31/49                                    475             480
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2005-10 Class A1
   4.750% due 10/25/35                                  1,697           1,678
   Series 2005-7 Class 1A2
   4.750% due 08/25/35                                    158             154
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.418% due 05/25/35                                    644             645
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-AC8 Class A5
   5.500% due 11/25/35                                    491             487
Bear Stearns Commercial Mortgage Securities (p)
   Series 2004-ESA Class E
   5.064% due 05/14/16                                    265             265
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A2
   5.000% due 09/25/18                                    721             709
Citigroup Commercial Mortgage Trust (E)(p)
   Series 2004-FL1 Class A1
   4.600% due 07/15/18                                     43              43
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2005-11 Class A2A
   4.700% due 12/25/35                                     99              97
Commercial Mortgage Pass Through Certificates
   Series 2001-J1A Class A2 (p)
   6.457% due 02/14/34                                    227             237
   Series 2005-C6 Class A5A
   5.116% due 06/10/44                                    145             143

                                                       Fixed Income III Fund  79

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Alternative Loan Trust
   Series 2004-28C Class 6A1
   6.000% due 01/25/35                                    294             295
   Series 2004-2CB Class 1A4 (E)
   4.930% due 03/25/34                                  1,110           1,113
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    215             214
   Series 2005-51 Class 2A2A (E)
   4.780% due 10/25/35                                    545             546
   Series 2005-57C Class 4A3
   5.500% due 12/25/35                                    880             876
   Series 2005-59 Class 1A2B (E)
   4.750% due 11/20/35                                    545             545
   Series 2005-63 Class 3A1
   5.909% due 11/25/35                                    497             501
   Series 2005-81 Class X1
   Interest Only STRIP
   0.479% due 02/25/37                                  2,600             145
   Series 2006-2CB Class A3
   5.500% due 03/25/36                                    375             376
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   4.930% due 09/25/34                                  1,098           1,102
   Series 2005-11 Class 5A1 (E)
   4.830% due 03/25/35                                    194             194
   Series 2005-9 Class M6 (E)
   5.680% due 05/25/35                                    225             219
   Series 2005-HYB Class 3A2 (E)
   5.250% due 11/20/25                                    196             194
Credit Suisse First Boston Mortgage Securities
   Corp.
   4.690% due 11/15/19 (E)(p)                             813             813
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                     79              80
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                     30              30
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                    615             591
Crown Castle Towers LLC (p)
   5.074% due 06/15/35                                    150             146
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                     26              26
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    561             572
   Series 1999-CG1 Class S
   Interest Only STRIP
   0.830% due 03/10/32                                  6,387             161

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   5.662% due 07/19/44                                    356             360
Fannie Mae
   15 Year TBA (I)
   4.500%                                               5,335           5,174
   5.000%                                               6,425           6,345
   5.500%                                               1,790           1,801
   30 Year TBA (I)
   4.500%                                               1,235           1,158
   5.000%                                              12,540          12,107
   5.500%                                              30,685          30,349
   6.000%                                               3,025           3,054
   6.500%                                               1,340           1,373
   7.000%                                                 375             390
   7.500%                                                  95              99
   6.000% due 2016                                         35              36
   5.000% due 2017                                         13              13
   5.500% due 2017                                         52              52
   6.000% due 2017                                         72              73
   6.500% due 2017                                        145             149
   4.500% due 2018                                        738             718
   5.000% due 2018                                      1,746           1,727
   10.000% due 2018                                        48              53
   4.500% due 2019                                        749             729
   4.500% due 2020                                        489             476
   5.000% due 2020                                      3,323           3,285
   5.500% due 2020                                        223             225
   10.000% due 2024                                        51              56
   5.500% due 2025                                        478             477
   5.731% due 2025 (E)                                     36              37
   5.479% due 2026 (E)                                    265             271
   7.500% due 2027                                         20              21
   7.000% due 2028                                         31              32
   5.500% due 2029                                        671             667
   6.500% due 2029                                          4               4
   7.000% due 2029                                        124             129
   7.500% due 2029                                        114             119
   8.000% due 2029                                         10              11
   8.500% due 2029                                          3               3
   7.000% due 2030                                          8               8
   7.500% due 2030                                         84              89
   8.500% due 2030                                        380             413
   9.500% due 2030                                        105             116
   7.000% due 2031                                        648             674

 80  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2031                                        298             313
   8.000% due 2031                                        394             422
   8.500% due 2031                                        342             372
   6.000% due 2032                                      1,130           1,143
   6.500% due 2032                                        302             310
   7.000% due 2032                                        731             760
   7.500% due 2032                                        275             288
   8.000% due 2032                                         49              53
   4.692% due 2033 (E)                                  1,013           1,007
   5.000% due 2033                                      1,366           1,327
   5.500% due 2033                                      2,870           2,846
   6.000% due 2033                                        368             372
   6.500% due 2033                                        533             546
   7.000% due 2033                                      1,925           1,688
   5.000% due 2034                                      1,650           1,602
   5.500% due 2034                                     16,734          16,579
   6.000% due 2034                                        775             783
   7.000% due 2034                                        990           1,029
   7.500% due 2034                                        216             226
   4.488% due 2035 (E)                                  1,660           1,642
   4.838% due 2035 (E)                                  1,694           1,680
   5.000% due 2035                                      3,209           3,103
   5.500% due 2035                                     41,203          40,781
   6.000% due 2035                                      2,207           2,229
   6.500% due 2035                                      1,087           1,115
   7.000% due 2035                                     11,745          12,206
   5.000% due 2036                                        550             535
   6.000% due 2036                                        220             222
   7.000% due 2036                                      1,021           1,062
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    750             769
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                    100             106
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                     48              12
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                     52              12
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                     55              13
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                     25               6
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   3.570% due 12/25/29                                     32               1
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                    172             169

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                    317              16
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                    124              28
   Series 2003-32 Class FH (E)
   4.930% due 11/25/22                                    802             806
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                    157              34
   Series 2003-33 Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                    990             148
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                    207              44
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                    203              46
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                    187              41
   Series 2003-78 Class FI (E)
   4.930% due 01/25/33                                    780             783
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                    189              29
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                     39               6
   Series 2004-21 Class FL (E)
   4.880% due 11/25/32                                    422             423
   Series 2005-110 Class MB
   5.500% due 09/25/35                                    625             628
   Series 2005-120 Class UF (E)
   4.880% due 03/25/35                                  1,102           1,105
   Series 2005-65 Class FP (E)
   4.780% due 08/25/35                                    665             663
   Series 2006-5 Class 3A2 (E)
   4.689% due 05/25/35                                    100              98
Fannie Mae Grantor Trust
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                     93             101
   Series 2005-T2 Class 1A1 (E)
   4.535% due 11/28/35                                     79              79

                                                       Fixed Income III Fund  81

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Whole Loan
   Series 2003-W14 Class 1A5
   4.710% due 09/25/43                                      3               3
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  1,700           1,658
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                    268             274
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    139             142
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                     28              28
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    130             133
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    313             310
   Series 2005-63 Class 1A1 (E)
   4.526% due 02/25/45                                     85              86
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 Class 1A1
   6.250% due 10/25/34                                    417             420
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                     58              61
   Series 2004-AR5 Class 4A1 (E)
   5.686% due 10/25/34                                    154             153
   Series 2004-AR7 Class 1A1 (E)
   4.464% due 02/25/35                                    314             315
   Series 2005-AR5 Class 3A1 (E)
   5.530% due 10/25/35                                    265             270
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                     18              18
Freddie Mac
   15 Year TBA (I)
   5.500%                                               3,675           3,695
   30 Year TBA (I)
   5.000%                                               7,185           6,936
   5.500%                                               5,780           5,720
   6.000%                                                 440             444
   8.500% due 2017                                         67              72
   10.500% due 2017                                        27              30
   10.000% due 2020                                        71              77
   5.573% due 2027 (E)                                     67              69
   5.816% due 2028 (E)                                     48              49
   5.934% due 2028 (E)                                     50              51
   5.638% due 2030 (E)                                      9              10

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   3.733% due 2034 (E)                                    149             149
   4.904% due 2034 (E)                                  1,265           1,258
   Series 1991-103 Class Z
   9.000% due 02/15/21                                     86              86
   Series 1994-173 Class Z
   7.000% due 05/15/24                                    139             145
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                     41              10
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                    131              28
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   2.500% due 06/17/27                                    601              27
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                    101              21
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                     78              17
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                    573             598
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                    363              45
   Series 2003-261 Class DI
   Interest Only STRIP
   5.500% due 05/15/27                                    210               8
   Series 2003-261 Class UI
   Interest Only STRIP
   6.500% due 05/15/33                                    135              30
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    767             761
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                    178              40
   Series 2003-266 Class MA
   4.500% due 10/15/31                                    321             315
   Series 2003-269 Class FE (E)
   5.070% due 12/15/28                                    737             744
   Series 2004-277 Class UF (E)
   4.770% due 06/15/33                                  1,061           1,063
   Series 2004-281 Class DF (E)
   4.920% due 06/15/23                                    297             299
   Series 2004-287 Class GC
   5.000% due 11/15/29                                    170             166

 82  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-289 Class PC
   5.000% due 07/15/30                                    340             332
   Series 2005-291 Class KP
   5.000% due 11/15/29                                    215             210
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    389              61
   Series 2005-294 Class FA (E)
   4.640% due 03/15/20                                    577             577
   Series 2005-302 Class MB
   5.000% due 12/15/28                                    200             197
   Series 2005-305 Class JF (E)
   4.770% due 10/15/35                                    725             724
   Series 2005-306 Class PC
   5.000% due 02/15/29                                    620             610
   Series 2006-R00 Class AL
   5.125% due 12/15/13                                    485             482
Freddie Mac Gold
   15 Year TBA (I)
   5.000%                                               1,200           1,185
   6.000% due 2016                                         66              67
   5.000% due 2018                                        116             115
   5.500% due 2020                                      2,245           2,258
   5.500% due 2024                                        309             308
   8.500% due 2025                                         25              27
   8.500% due 2027                                        125             136
   7.000% due 2030                                        115             119
   7.500% due 2030                                        242             255
   8.000% due 2030                                         95             101
   7.000% due 2031                                        216             226
   7.500% due 2031                                         20              21
   8.000% due 2031                                         28              30
   7.500% due 2032                                        128             134
   5.000% due 2033                                        747             727
   6.500% due 2033                                         69              71
   7.000% due 2033                                         50              51
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                    250             263
   Series 2002-3A Class A1
   4.229% due 12/10/37                                  1,423           1,392
   Series 2005-C2 Class A2
   4.706% due 05/10/43                                    475             467
   Series 2005-C3 Class A3FX
   4.863% due 07/10/45                                     20              20
   Series 2005-C4 Class A2
   5.305% due 11/10/45                                    445             447
Ginnie Mae I
   30 Year TBA (I)
   6.500%                                                 290             303
   10.500% due 2016                                        25              28

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   11.000% due 2020                                        67              72
   10.000% due 2022                                        56              63
   7.500% due 2024                                         25              28
   7.500% due 2032                                         37              39
Ginnie Mae II (E)
   4.125% due 2023                                         74              74
   4.750% due 2023                                         28              28
   4.125% due 2024                                        208             210
   4.750% due 2024                                        210             211
   4.375% due 2025                                        254             255
   4.750% due 2025                                          7               7
   4.125% due 2026                                         96              97
   4.125% due 2027                                         13              13
   4.375% due 2027                                        169             169
   4.750% due 2027                                        129             130
   4.375% due 2028                                          5               5
   4.375% due 2030                                        331             332
Global Signal Trust (p)
   Series 2004-2A Class A
   4.232% due 12/15/14                                    225             217
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
   6.420% due 05/15/35                                    190             195
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR6 Class 3A1
   5.306% due 11/19/35                                    799             796
Government National Mortgage Association (E)
   Series 1999-27 Class SE
   Interest Only STRIP
   4.130% due 08/16/29                                    205              17
   Series 1999-44 Class SA
   Interest Only STRIP
   4.080% due 12/16/29                                    216              19
   Series 2000-29 Class S
   Interest Only STRIP
   4.010% due 09/20/30                                     63               3
   Series 2002-27 Class SA
   Interest Only STRIP
   3.530% due 05/16/32                                     90               5
Greenpoint Mortgage Funding Trust
   4.750% due 02/25/35                                    900             900

                                                       Fixed Income III Fund  83

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    435             436
   Series 2005-GG3 Class A2
   4.305% due 08/10/42                                     50              49
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                  1,040           1,040
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                     65              68
   Series 1999-3 Class A
   8.000% due 08/19/29                                    113             119
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                    355             377
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                    203             219
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.409% due 06/25/34                                    600             588
   Series 2005-AR6 Class 2A1 (E)
   4.541% due 09/25/35                                  1,675           1,647
Harborview Mortgage Loan Trust
   Interest Only STRIP
   0.680% due 02/15/45                                  3,550             184
   Series 2005-10 Class 2A1B (E)
   4.863% due 11/19/35                                    492             494
   Series 2005-14 Class 3A1A
   5.422% due 12/19/35                                    257             256
   Series 2005-16 Class X1
   Interest Only STRIP
   1.032% due 01/19/36                                  2,508              88
   Series 2005-16 Class X3
   Interest Only STRIP
   1.028% due 01/19/36                                  6,468             230
   Series 2005-2 Class X
   Interest Only STRIP
   0.955% due 05/19/35                                  5,258             141
   Series 2005-3 Class X2
   Interest Only STRIP
   0.608% due 06/19/35                                  9,064             246
   Series 2005-5 Class 2A1B (E)
   4.773% due 07/19/45                                    325             326
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   4.780% due 06/25/34                                    243             243
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   4.730% due 11/25/34                                     50              50

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust
   Series 2004-AR4 Class 1A
   4.629% due 08/25/34                                    403             400
   Series 2005-AR2 Class 1A21
   5.908% due 12/25/35                                    370             373
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                    220             222
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    337             333
   Series 2004-FL1 Class A1 (E)(p)
   4.640% due 04/16/19                                    131             131
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    582             565
   Series 2005-CB1 Class A4
   5.335% due 08/12/37                                    555             556
   Series 2005-LDP Class A4
   5.179% due 12/15/44                                    625             625
JP Morgan Mortgage Trust
   Series 2005-A2 Class 2A1
   4.727% due 04/25/35                                    212             213
   Series 2005-A6 Class 1A2
   5.154% due 09/25/35                                    475             470
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   4.985% due 06/15/29                                  1,055           1,056
   Series 2005-C5 Class A2
   4.885% due 09/15/30                                    415             411
   Series 2006-C1 Class A2
   5.084% due 02/15/31                                    130             131
Lehman Mortgage Trust
   Series 2005-2 Class 2A3
   5.500% due 12/25/35                                    411             412
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  1,215           1,211
Luminent Mortgage Trust (E)
   Series 2006-1 Class A1
   4.774% due 04/25/36                                    625             625
Mastr Alternative Loans Trust
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                     49              50
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    184             184

 84  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                    311             312
Mastr Asset Securitization Trust
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,414           1,388
Mastr Reperforming Loan Trust
   Series 2005-1 Class 1A5 (p)
   8.000% due 08/25/34                                    276             292
   Series 2005-2 Class 1A4 (p)
   8.000% due 05/25/35                                    352             357
Mastr Specialized Loan Trust (p)
   5.150% due 07/25/35                                    232             229
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   4.710% due 06/15/30                                    428             427
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2005-A6 Class 2A1
   4.650% due 08/25/35                                    578             578
Merrill Lynch Mortgage Trust
   4.351% due 11/15/10                                    105             104
   4.330% due 11/25/10                                    105             104
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                    185             179
   Series 2004-BPC Class A3
   4.467% due 10/12/41                                    115             111
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    615             601
   Series 2005-CIP Class B
   5.101% due 07/12/38                                    125             123
MLCC Mortgage Investors, Inc.
   Series 2005-1 Class 1A
   4.742% due 04/25/35                                    276             278
Morgan Stanley Capital I
   Series 2005-HQ6 Class A2A
   4.882% due 08/13/42                                    215             213
Nomura Asset Acceptance Corp.
   Series 2005-AP1 Class 2A1 (E)
   4.680% due 02/25/35                                    277             277
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                    415             409
Prime Mortgage Trust
   Series 2004-2 Class A2
   4.750% due 11/25/19                                    363             351
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                     95              95
   Series 2004-CL1 Class 1A2 (E)
   4.930% due 02/25/34                                     64              64
   Series 2004-CL1 Class 2A2 (E)
   4.930% due 02/25/19                                     32              32

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Accredit Loans, Inc.
   Series 2004-QS8 Class A4 (E)
   4.930% due 06/25/34                                    802             806
   Series 2005-QA1 Class A41
   5.730% due 09/25/35                                    948             950
   Series 2005-QA8 Class NB3
   5.539% due 07/25/35                                    551             549
   Series 2006-QO1 Class 1A1 (E)
   4.820% due 02/25/46                                    400             400
   Series 2006-QO1 Class 2A1 (E)
   4.830% due 02/25/46                                    325             325
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    103             105
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                    177             181
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                    290             296
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   4.980% due 02/25/34                                    894             900
Residential Funding Mortgage Security I (E)
   Series 2003-S14 Class A5
   4.930% due 07/25/18                                    871             873
   Series 2003-S5 Class 1A2
   4.980% due 11/25/18                                    458             461
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   4.270% due 05/20/34                                  1,859           1,858
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                  1,571           1,532
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                    182             181
Structured Asset Mortgage Investment
   Series 2006-AR2 Class 1A2
   4.750% due 02/25/36                                    625             625
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.983% due 11/25/32                                     41              42

                                                       Fixed Income III Fund  85

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    180             180
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,105           1,087
Thornburg Mortgage Securities Trust (E)
   Series 2004-2 Class A2
   4.680% due 06/25/44                                     26              26
   Series 2005-3 Class 1A1
   4.760% due 10/25/35                                    413             413
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,095           1,066
Washington Mutual, Inc.
   Series 2003-AR4 Class A7 (E)
   3.950% due 05/25/33                                     47              46
   Series 2003-AR9 Class 1A7 (E)
   4.053% due 09/25/33                                    203             199
   Series 2004-AR1 Class A2C (E)
   4.698% due 07/25/44                                    224             225
   Series 2004-AR1 Class A3 (E)
   4.698% due 10/25/44                                    176             177
   Series 2004-AR1 Class X
   Principal Only STRIP
   Zero coupon due 07/25/44                             4,485              71
   Zero coupon due 10/25/44                             6,715             107
   Series 2004-AR8 Class X
   Principal Only STRIP
   Zero coupon due 06/25/44                             2,630             150
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    103             103
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                    275             280
   Series 2005-AR1 Class 1A1
   4.843% due 10/25/35                                    649             643
   Series 2005-AR1 Class A1A1 (E)
   4.820% due 10/25/45                                    193             194
   Series 2005-AR1 Class A1B1 (E)
   4.820% due 08/25/45                                    395             396
   4.790% due 10/25/45                                    666             667
   4.780% due 11/25/45                                    514             514
   4.780% due 12/25/45                                    496             496
   Series 2005-AR1 Class A1C1 (E)
   4.720% due 12/25/45                                    877             877
   Series 2005-AR3 Class A1
   4.650% due 03/25/35                                    275             271
   Series 2005-AR6 Class B3 (E)
   5.190% due 04/25/45                                    425             422

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities
   Series 2005 Class 13
   4.980% due 12/25/33                                    700             693
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.390% due 07/25/34                                    333             332
   Series 2004-T Class A1 (E)
   3.451% due 09/25/34                                    314             315
   Series 2005-12 Class 1A7
   5.500% due 11/25/35                                    530             515
   Series 2005-17 Class 1A2
   5.500% due 01/25/36                                    412             403
   Series 2005-AR1 Class 2A1
   4.944% due 10/25/35                                    263             262
                                                                 ------------
                                                                      287,372
                                                                 ------------

Municipal Bonds - 0.9%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                    800             854
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                    140             146
City of Colorado Springs Colorado Revenue Bonds,
   weekly demand
   5.000% due 11/15/33                                    200             207
City of Forsyth Montana Revenue Bonds, annual
   demand (E)
   5.200% due 05/01/33                                     70              72
City of New York New York General Obligation
   Unlimited, weekly demand
   5.000% due 03/01/30                                    100             103
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                    245             266
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                    435             475
Liberty Development Corp. Revenue Bonds
   5.250% due 10/01/35                                    100             111

 86  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Massachusetts School Building Authority Revenue
   Bonds, weekly demand (u)
   5.000% due 08/15/30                                    305             319
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                    235             249
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                    180             192
Sales Tax Asset Receivables Corp. Revenue Bonds,
   weekly demand (u)
   5.250% due 10/15/27                                    215             232
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                    100             103
State of California Revenue Bonds
   5.250% due 07/01/13                                    190             209
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    150             145
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    175             185
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    250             250
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    100             101
University of Illinois Revenue Bonds, weekly
   demand (u)
   5.000% due 04/01/29                                  1,500           1,561
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20 (u)                                 65              65
   6.070% due 07/01/26                                    200             208
                                                                 ------------
                                                                        6,053
                                                                 ------------

Non-US Bonds - 1.0%
Brazilian Government International Bond
   12.500% due 01/05/16       BRL                         601             616
Deutsche Bundesrepublik
   5.000% due 07/04/11        EUR                         477             629
General Motors Corp. (p)
   7.250% due 07/03/13        EUR                         100              89
KBC Bank Funding Trust I
   6.880% due 06/30/49        EUR                         600             802

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Poland Government Bond
   6.250% due 10/24/15         PLN                        376             131
Province of Ontario
   4.500% due 03/08/15        CAD                         215             190
Province of Quebec Canada
   5.000% due 12/01/15        CAD                         410             372
Queensland Treasury Corp.
   6.000% due 10/14/15        AUD                         712             560
Russia Paris Club Participant (A)
   1.975% due 08/20/20         JPY                     17,343             148
Sweden Government Bond
   4.000% due 12/01/09         SEK                      2,260             307
   4.500% due 08/12/15         SEK                      1,090             155
   5.000% due 12/01/20         SEK                        655             101
United Kingdom Gilt
   5.750% due 12/07/09        GBP                         900           1,683
   8.000% due 09/27/13        GBP                         284             630
                                                                 ------------
                                                                        6,413
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                        6,649              55
                                                                 ------------

United States Government Agencies - 1.2%
Fannie Mae
   3.875% due 02/15/10 (N)                              1,075           1,039
   4.375% due 03/15/13 (N)                                435             422
   Principal Only STRIP
   Zero coupon due 10/09/19                               610             293
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16                               130              78
   Zero coupon due 06/06/16                               380             227
   Zero coupon due 12/27/16                               450             261
   Zero coupon due 10/06/17                               735             414
   Zero coupon due 11/30/17                             1,115             623
   Zero coupon due 04/06/18                               585             321
   Zero coupon due 08/03/18                             1,030             555
   Zero coupon due 11/02/18                               770             410
   Zero coupon due 12/06/18                               445             235
   Zero coupon due 12/27/18                               295             156
   Zero coupon due 04/05/19                               475             247
   Zero coupon due 09/26/19                             1,080             548

                                                       Fixed Income III Fund  87

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   4.000% due 08/17/07 (N)                                650             642
   2.750% due 03/15/08 (N)                                280             269
   4.750% due 01/18/11 (N)                                840             837
   4.750% due 01/19/16                                    325             321
                                                                 ------------
                                                                        7,898
                                                                 ------------

United States Government Treasuries - 15.9%
United States Treasury Bonds (N)
   Principal Only STRIP
   Zero coupon due 02/15/25                             2,450             993
   Zero coupon due 02/15/27                             2,450             907
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (sec.)                             998           1,012
   0.875% due 04/15/10 (N)                                396             380
   3.000% due 07/15/12 (N)                              1,643           1,750
   2.000% due 07/15/14 (N)                              3,460           3,466
   1.875% due 07/15/15 (N)                                122             121
   2.000% due 01/15/16 (N)                                380             380
   2.375% due 01/15/25 (N)                                734             776
   2.000% due 01/15/26                                    677             676
   3.625% due 04/15/28 (N)                                642             830
United States Treasury Notes
   3.750% due 03/31/07 (N)                              1,170           1,159
   3.125% due 05/15/07 (N)                              3,900           3,830
   4.375% due 05/15/07 (N)                              4,180           4,170
   3.625% due 06/30/07 (N)                              8,815           8,703
   3.875% due 07/31/07 (N)                              1,835           1,817
   4.375% due 01/31/08                                    185             184
   3.375% due 02/15/08 (N)                              3,000           2,934
   3.875% due 05/15/10 (N)                              6,055           5,906
   4.375% due 12/15/10                                    610             607
   5.000% due 02/15/11 (N)                                750             767
   5.000% due 08/15/11 (N)                                350             358
   3.875% due 02/15/13 (N)                              4,650           4,467
   4.250% due 08/15/13 (N)                              3,105           3,048
   Principal Only STRIP
   Zero coupon due 11/15/13 (N)                         1,100             771
   4.250% due 11/15/13 (N)                              9,800           9,611
   4.750% due 05/15/14 (N)                             16,349          16,575
   4.500% due 11/15/15 (N)                                435             434
   8.750% due 05/15/17 (N)                                775           1,052
   8.125% due 08/15/19 (N)                              4,950           6,629
   7.625% due 02/15/25 (N)                              1,450           1,969
   6.000% due 02/15/26 (N)                              8,930          10,364
   6.375% due 08/15/27 (N)                                745             908

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.125% due 08/15/29 (N)                              3,910           4,679
   5.375% due 02/15/31 (sec.)(N)                        2,370           2,609
                                                                 ------------
                                                                      104,842
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $584,819)                                                       584,544
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
DG Funding Trust (A)                                       59             629
                                                                 ------------

Producer Durables - 0.0%
Nexen, Inc.                                             4,055             103
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $723)                                                               732
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters of America, Inc. (AE)
   2009 Warrants                                           20              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc. (AE)(p)
   2009 Warrants                                          450              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series D                                         1,996,000              27
   Series E                                         1,300,000              32
                                                                 ------------
                                                                           59
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc. (AE)(p)
   2010 Warrants                                          450              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $83)                                                                 59
                                                                 ------------

 88  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Mar 2006 95.25 Call (25)                             5,953               1
   Sep 2006 92.50 Put (5)                               1,156              --
   Dec 2006 91.75 Put (49)                             11,239              --
   Dec 2006 92.00 Put (95)                             21,850               1
   Dec 2006 92.25 Put (117)                            26,983               1
   Dec 2006 92.50 Put (56)                             12,950              --
   Dec 2006 92.75 Put (43)                              9,971               1

Swaptions
USD Three Month LIBOR (Fund Pays)/ USD 4.250%
   (Fund Receives) Oct 2006 0.00 Call (2)               5,000               1
USD Three Month LIBOR (Fund Pays)/ USD 4.500%
   (Fund Receives)
   Apr 2006 0.00 Call (3)                               2,000              --
   Aug 2006 0.00 Call (1)                               5,000               3
   Oct 2006 0.00 Call (3)                              12,900              12
   Dec 2006 0.00 Call (1)                               6,000              19
USD Three Month LIBOR (Fund Pays)/ USD 4.750%
   (Fund Receives)
   Aug 2006 0.00 Call (1)                               2,000               3
USD Three Month LIBOR (Fund Pays)/ USD 4.800%
   (Fund Receives)
   Feb 2006 0.00 Call (1)                               2,400              --
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $148)                                                                42
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 23.9%
Abitibi-Consolidated, Inc.
   6.950% due 12/15/06                                    138             139
ANZ National Int. Ltd. (z)
   4.490% due 04/12/06                                  5,000           4,949
Arizona Public Service Co.
   6.750% due 11/15/06                                     60              61
BNP Paribas (c)(z)
   4.340% due 03/02/06                                  5,000           4,983
Brazilian Government International Bond (E)
   5.188% due 04/15/06                                     76              76

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Caremark Rx, Inc.
   7.375% due 10/01/06                                    410             416
CSX Corp. (E)
   4.980% due 08/03/06                                     93              93
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   4.698% due 11/17/06                                    900             900
Danske Corp. (z)
   4.030% due 02/06/06 (c)                                900             899
   4.420% due 04/06/06                                  4,400           4,364
   4.490% due 04/24/06                                    500             494
Deutsche Bank AG
   8.000% due 09/29/06         ISK                     11,700             187
Dexia Del LLC (z)
   4.380% due 03/14/06 (c)                              3,300           3,284
   4.425% due 04/04/06                                  2,300           2,282
DNB Nor Bank ASA (z)
   4.225% due 02/16/06 (c)                              1,300           1,298
   4.485% due 04/18/06                                  4,400           4,351
Duke Capital LLC
   4.302% due 05/18/06                                     95              95
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     40              40
Fannie Mae (E)(N)
   4.376% due 09/22/06                                    600             600
Ford Motor Credit Co.
   6.875% due 02/01/06                                    300             300
   5.290% due 11/16/06 (E)                                400             397
France Telecom SA
   7.200% due 03/01/06                                    750             751
Frank Russell Investment Company Money Market
   Fund                                           72,764 ,000          72,764
Freddie Mac Discount Notes (z)
   3.994% due 03/29/06 (c)                                300             298
   4.354% due 05/16/06                                  2,100           2,072
General Electric Capital Corp. (c)(z)
   4.170% due 02/01/06                                  1,200           1,200
General Motors Acceptance Corp. (E)
   5.520% due 04/13/06                                  1,100           1,097
   5.500% due 01/16/07                                    200             195
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    265             265

                                                       Fixed Income III Fund  89

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series B
   7.375% due 09/01/06                                     65              65
HBOS Treasury Service PLC (c)(z)
   4.315% due 03/01/06                                  3,600           3,588
Ixis Capital Corp. (z)
   4.410% due 04/04/06                                  5,100           5,060
Kerr-McGee Corp.
   5.875% due 09/15/06                                     20              20
Liberty Media Corp. (E)
   5.991% due 09/17/06                                    372             374
Monongahela Power Co.
   5.000% due 10/01/06                                    210             210
Nordea North America, Inc. (c)(z)
   4.345% due 03/06/06                                    300             299
   4.375% due 03/09/06                                  3,200           3,186
Northrop Grumman Corp.
   4.079% due 11/16/06                                     50              50
Power Contract Financing LLC (p)
   5.200% due 02/01/06                                     79              79
Rabobank USA Financial Corp. (c)(z)
   4.460% due 02/01/06                                    100             100
RC Trust 1 Equity Preferred
   3.500% due 05/15/06                                    420             211
Skandinaviska Enskilda Banken (c)(z)
   4.170% due 02/03/06                                  1,000           1,000
   4.255% due 02/17/06                                  4,000           3,992
Societe Generale NA (c)(z)
   4.340% due 03/06/06                                  4,100           4,084
   4.380% due 03/20/06                                  1,600           1,591
Spintab Swedmortgage AB (z)
   4.550% due 04/25/06                                  3,000           2,967
Sprint Capital Corp.
   4.780% due 08/17/06                                    185             185
TXU Corp.
   Series J
   6.375% due 06/15/06                                     40              40
UBS Financial Del, LLC (c)
   4.470% due 02/01/06 (z)                              5,300           5,300
   4.480% due 04/20/06                                    500             494
United States Treasury Bills
   5.375% due 02/15/06                                  1,235           1,335
   3.983% due 03/02/06 (c)(z)(sec.)                       250             249
   3.758% due 03/16/06 (c)(z)(sec.)                        75              75
   3.929% due 03/16/06 (c)(z)(sec.)                        50              50
   3.960% due 03/16/06 (c)(z)(sec.)                        70              70
   4.206% due 03/16/06 (c)(z)(sec.)                        50              50

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.241% due 03/16/06 (c)(z)(sec.)                        25              25
   3.839% due 03/30/06 (N)                                175             174
   4.414% due 07/13/06 (sec.)                             200             196
United States Treasury Notes (N)
   4.625% due 05/15/06                                  1,820           1,820
   7.000% due 07/15/06                                    170             172
   3.500% due 11/15/06                                  7,850           7,783
Westpac Banking Corp. (c)(z)
   4.190% due 02/07/06                                  4,300           4,297
Williams Gas Pipelines Central, Inc. (p)
   7.375% due 11/15/06                                    200             203
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $158,410)                                                       158,244
                                                                 ------------

OTHER SECURITIES - 18.3%
Frank Russell Investment Company Money Market
   Fund (X)                                        44,489,779          44,490
State Street Securities Lending Quality Trust
   (X)                                             76,396,982          76,397
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $120,887)                                                       120,887
                                                                 ------------

TOTAL INVESTMENTS - 130.6%
(identified cost $865,070)                                            864,508

OTHER ASSETS AND LIABILITIES,
NET - (30.6%)                                                        (202,450)
                                                                 ------------

NET ASSETS - 100.0%                                                   662,058
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 90  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 12/06 (144)                             34,240                (18)
   expiration date 03/07 (184)                             43,774                (53)
   expiration date 06/07 (119)                             28,318                (41)
   expiration date 09/07 (88)                              20,943                (30)
   expiration date 12/07 (52)                              12,374                (23)

United States Treasury Bonds
   expiration date 03/06 (81)                               9,140                (33)

United States Treasury
   2 Year Notes
   expiration date 03/06 (63)                              12,905                (24)

United States Treasury
   5 Year Notes
   expiration date 03/06 (94)                               9,939                (43)

United States Treasury
   10 Year Notes
   expiration date 03/06 (202)                             21,904                (18)
   expiration date 06/06 (10)                               1,083                 (1)

Short Positions
Germany, Federal Republic
   10 Year Bonds
   expiration date 03/06 (1)                                  146                 (1)

United States Treasury Bonds
   expiration date 03/06 (1)                                  113                 --

United States Treasury
   2 Year Notes
   expiration date 03/06 (60)                              12,291                 32

United States Treasury
   5 Year Notes
   expiration date 03/06 (93)                               9,833                 21
   expiration date 06/06 (16)                               1,691                  2

United States Treasury
   10 Year Notes
   expiration date 03/06 (14)                               1,518                 11
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts (a)                                                   (219)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sep 2006 95.50 Call (7)                                  1,671                 (1)
   Sep 2006 95.00 Put (6)                                   1,425                 (2)
   Sep 2006 95.25 Put (29)                                  6,906                (20)
   Sep 2006 95.50 Put (7)                                   1,671                 (8)
   Dec 2006 95.00 Put (6)                                   1,425                 (3)
   Dec 2006 95.25 Put (193)                                45,958               (154)
   Dec 2006 95.50 Put (15)                                  3,581                (18)
   Mar 2007 95.25 Put (8)                                   1,905                 (7)

Eurodollar Midcurve
   1 Year Futures
   Mar 2006 95.5 Call (25)                                  5,969                 (1)

Swaptions
GBP 4.500% (Fund Pays)/GBP Six Month LIBOR (Fund
   Receives)
   Dec 2006 0.00 Put (1)                                    5,871                (17)
USD Three Month LIBOR (Fund Pays)/USD 4.300%
   (Fund Receives)
   Oct 2006 0.00 Call (1)                                   1,000                 (1)
USD Three Month LIBOR (Fund Pays)/USD 4.310%
   (Fund Receives)
   Oct 2006 0.00 Call (1)                                   1,000                 (2)
USD Three Month LIBOR (Fund Pays)/USD 4.530%
   (Fund Receives)
   Aug 2006 0.00 Call (1)                                   2,000                 (4)
USD Three Month LIBOR (Fund Pays)/USD 4.540%
   (Fund Receives)
   Apr 2006 0.00 Call (1)                                   1,000                 (1)
   Oct 2006 0.00 Call (2)                                   2,700                 (8)
USD Three Month LIBOR (Fund Pays)/USD 4.560%
   (Fund Receives)
   Oct 2006 0.00 Call (1)                                   3,000                (11)
USD Three Month LIBOR (Fund Pays)/USD 4.780%
   (Fund Receives)
   Aug 2006 0.00 Call (1)                                   1,000                 (5)
USD Three Month LIBOR (Fund Pays)/USD 4.810%
   (Fund Receives)
   Feb 2006 0.00 Call (1)                                     500                 --

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Fixed Income III Fund  91

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
USD Three Month LIBOR (Fund Pays)/USD 4.850%
   (Fund Receives)
   Dec 2006 0.00 Call (1)                                   3,000                (27)

United States Treasury Bonds
   Feb 2006 116.00 Call (4)                                   464                 --

United States Treasury Notes
   10 Year Futures
   Feb 2006 110.00 Call (7)                                   770                 --
   Feb 2006 111.00 Call (63)                                6,993                 (1)
   Feb 2006 107.00 Put (65)                                 6,955                 (7)
   Feb 2006 108.00 Put (7)                                    756                 (3)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $429)                                                               (301)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 92  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             247      CAD           291    02/08/06                  8
USD             489      CAD           568    02/08/06                 10
USD             273      CAD           317    02/17/06                  5
USD              50      CAD            58    02/23/06                  1
USD              75      CAD            86    02/23/06                  1
USD             249      EUR           211    02/08/06                  8
USD             258      EUR           212    02/08/06                 --
USD             308      EUR           254    02/08/06                  1
USD             352      EUR           297    02/08/06                  8
USD             496      EUR           406    02/08/06                 (2)
USD             677      EUR           550    02/08/06                 (8)
USD             358      EUR           295    02/14/06                  1
USD             690      EUR           572    02/22/06                  6
USD           3,263      EUR         2,730    06/23/06                 81
USD              11      GBP             6    02/08/06                 --
USD              16      GBP             9    02/08/06                 --
USD             257      GBP           146    02/08/06                  3
USD             503      GBP           293    02/08/06                 18
USD             168      GBP            95    02/23/06                  1
USD             206      GBP           116    02/23/06                  1
USD             566      GBP           320    02/23/06                  4
USD              --      JPY            20    02/08/06                 --
USD             144      JPY        17,215    02/08/06                  3
USD             250      JPY        28,565    02/08/06                 (6)
USD             125      JPY        14,317    02/14/06                 (2)
USD           2,002      JPY       230,834    02/14/06                (31)
USD             270      JPY        30,737    02/17/06                 (8)
USD             878      JPY       102,627    02/22/06                 --
USD           2,385      JPY       285,000    03/06/06                 55
USD               1      JPY           109    09/20/06                 --
USD             127      PLN           424    02/08/06                  7
USD             402      PLN         1,357    02/08/06                 30
USD             251      SEK         1,919    02/08/06                  2
USD             395      SEK         3,008    02/08/06                  1
AUD              52      USD            39    02/08/06                 --
AUD             684      USD           503    02/08/06                (15)
CAD             291      USD           250    02/08/06                 (6)
CAD             487      USD           419    02/08/06                 (9)
CAD             568      USD           477    02/08/06                (22)
CAD             317      USD           270    02/17/06                 (8)
CAD             111      USD            95    02/23/06                 (2)
EUR             242      USD           284    02/08/06                (10)
EUR             251      USD           303    02/08/06                 (2)
EUR             257      USD           312    02/08/06                 --
EUR             745      USD           902    02/08/06                 (3)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           2,034      USD         2,393    03/06/06                (84)
EUR              88      USD           108    03/27/06                  1
EUR             400      USD           486    06/23/06                 (5)
EUR             410      USD           503    06/23/06                  1
GBP              38      USD            66    02/08/06                 (2)
GBP             146      USD           258    02/08/06                 (2)
GBP             299      USD           519    02/08/06                (13)
GBP             328      USD           569    02/08/06                (14)
JPY              20      USD            --    02/08/06                 --
JPY          17,215      USD           149    02/08/06                  2
JPY          18,088      USD           157    02/08/06                  3
JPY          28,565      USD           247    02/08/06                  3
JPY          36,152      USD           317    02/14/06                  8
JPY             748      USD             6    02/17/06                 --
JPY          30,737      USD           266    02/17/06                  3
PLN           2,290      USD           706    02/08/06                (22)
SEK           1,919      USD           238    02/08/06                (15)
SEK           2,442      USD           308    02/08/06                (14)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
   Foreign Currency Exchange Contracts                                (29)
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Fixed Income III Fund  93

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers                                                 1 Month USD LIBOR
   CMBS Index - AAA              Goldman                1,865      minus 0.100%              02/01/06                    (8)
                                                                                                           ----------------
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                (8)
                                                                                                           ================

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
        COUNTER               NOTIONAL                                                    TERMINATION           VALUE
         PARTY                 AMOUNT          FUND RECEIVES          FUND PAYS               DATE                $
-----------------------   -----------------   ----------------   --------------------   ----------------   ----------------
Barclays                    GBP       7,600   5.000%             Six Month LIBOR            06/15/07                     44
Barclays                    USD       8,700   5.000%             Three Month LIBOR          06/21/08                      7
Barclays                    USD         600   5.000%             Three Month LIBOR          06/21/11                     --
                                                                 Consumer Price Index
BNP Paribas                  EUR        900   2.090%             (France)                   10/15/10                      4
Goldman                     USD         700   5.000%             Three Month LIBOR          06/21/16                     (3)
Lehman                      GBP       4,100   4.500%             Six Month LIBOR            09/20/09                    (26)
Lehman                      USD         300   5.000%             Three Month LIBOR          12/15/35                     (6)
Merrill Lynch               GBP       5,600   4.500%             Six Month LIBOR            09/20/09                    (35)
Merrill Lynch               GBP         100   4.000%             Six Month LIBOR            12/15/35                     (4)
                                                                                                           ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $53                                  (19)
                                                                                                           ================

CREDIT DEFAULT SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                                                     NOTIONAL                                                          MARKET
           REFERENCE                COUNTER           AMOUNT                                     TERMINATION           VALUE
            ENTITY                   PARTY              $           FUND RECEIVES FIXED RATE         DATE                $
-------------------------------   ------------   ----------------   ------------------------   ----------------   ----------------
Dow Jones CDX High Volatility
  Index                           UBS                       5,000   0.900%                         06/20/10                    (40)
                                                                                                                  ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($65)                                      (40)
                                                                                                                  ================

See accompanying notes which are an integral part of the schedules of investments.

 94  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 88.4%
Argentina - 0.0%
Endesa Costanera SA Class T (AE)                      145,200             162
IRSA Inversiones y Representaciones SA (AE)                 6              --
IRSA Inversiones y Representaciones SA - GDR
   (AE)(N)                                             15,500             171
                                                                 ------------
                                                                          333
                                                                 ------------

Bermuda - 0.1%
Credicorp, Ltd.                                        38,200           1,138
                                                                 ------------

Brazil - 8.1%
Arcelor Brasil SA                                     313,002           4,705
Banco do Brasil SA                                     36,400             881
Banco Itau Holding Financeira SA - ADR                 32,600             993
Brasil Telecom Participacoes SA - ADR (N)              55,400           1,973
Centrais Eletricas Brasileiras SA                  27,605,400             497
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (N)                                    39,800           1,498
Cia de Bebidas das Americas - ADR (N)                  26,500           1,085
Cia de Saneamento Basico do Estado de Sao Paulo    27,260,000           2,268
Cia Siderurgica Nacional SA                           174,533           5,128
Cia Vale do Rio Doce                                   39,200           2,006
Cia Vale do Rio Doce - ADR                            176,100           7,815
Cia Vale do Rio Doce Class A                           64,400           3,302
EDP - Energias do Brasil SA                            78,300           1,185
Empresa Brasileira de Aeronautica SA - ADR (N)         22,000             894
Gerdau SA - ADR (N)                                   206,500           4,502
Gol Linhas Aereas Inteligentes SA - ADR (N)            26,600             803
Natura Cosmeticos SA (A)                              165,263           8,704
Petroleo Brasileiro SA                                271,756           6,350
Petroleo Brasileiro SA - ADR                          198,075          18,043
Tele Norte Leste Participacoes SA                      51,606           1,197
Tele Norte Leste Participacoes SA - ADR (N)           239,700           4,257
Unibanco - Uniao de Bancos Brasileiros SA              41,700             702
Unibanco - Uniao de Bancos Brasileiros SA - GDR        69,300           5,836
                                                                 ------------
                                                                       84,624
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chile - 0.2%
Banco de Credito e Inversiones                         39,900           1,000
Coca-Cola Embonor SA - ADR (AE)(N)(A)                  97,500             713
Embotelladora Andina SA Class B (N)(A)                 53,300             729
                                                                 ------------
                                                                        2,442
                                                                 ------------

China - 5.1%
Angang New Steel Co., Ltd. Class H                    290,000             214
Bank of Communications Co., Ltd. Class H (AE)(p)    9,129,534           5,321
China Petroleum & Chemical Corp. Class H           14,665,254           9,014
China Shenhua Energy Co., Ltd. Class H (AE)         4,228,000           5,635
Datang International Power Generation Co., Ltd.
   Class H                                            804,000             622
Foxconn International Holdings, Ltd. (AE)           1,460,000           2,595
Jiangsu Express Class H                             2,341,000           1,570
PetroChina Co., Ltd. - ADR (N)                         19,700           1,970
PetroChina Co., Ltd. Class H                       21,341,176          21,166
Sinopec Shanghai Petrochemical Co., Ltd. Class H    3,189,000           1,558
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             156
Travelsky Technology, Ltd. Class H                    200,000             204
Yanzhou Coal Mining Co., Ltd. Class H               2,704,000           2,059
Zijin Mining Group Co., Ltd. Class H                  580,000             335
ZTE Corp. Class H                                     190,600             761
                                                                 ------------
                                                                       53,180
                                                                 ------------

Colombia - 0.5%
BanColombia SA                                        336,431           2,641
BanColombia SA - ADR (N)                               81,600           2,658
                                                                 ------------
                                                                        5,299
                                                                 ------------

Croatia - 0.1%
Pliva DD - GDR                                         43,800             628
                                                                 ------------

Czech Republic - 0.0%
Philip Morris CR                                          177             139
                                                                 ------------

Ecuador - 0.3%
Holcim Ecuador SA - GDR (A)                            72,000           2,484
Holcim Ecuador SA - GDR (A)                            10,500             353
                                                                 ------------
                                                                        2,837
                                                                 ------------

                                                       Emerging Markets Fund  95

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Egypt - 2.0%
Commercial International Bank                         192,393           2,010
Commercial International Bank - GDR                    13,800             143
Egyptian Co. for Mobile Services                      128,112           4,465
Orascom Construction Industries                       199,745          10,361
Orascom Telecom Holding SAE                             1,000              64
Orascom Telecom Holding SAE (N)                        40,140           2,569
Orascom Telecom Holding SAE - GDR                       2,062             137
Vodafone Egypt Telecommunications SAE                  88,775           1,579
                                                                 ------------
                                                                       21,328
                                                                 ------------

Hong Kong - 2.2%
Beijing Enterprises Holdings, Ltd.                    150,000             277
China Insurance International Holdings Co., Ltd.
   (AE)                                             1,350,000             544
China Mobile Hong Kong, Ltd.                        1,518,000           7,387
China Mobile Hong Kong, Ltd. - ADR (N)                 32,700             804
China Netcom Group Corp. Hong Kong, Ltd.              999,500           1,688
China Overseas Land & Investment, Ltd.              9,508,800           4,939
China Resources Power Holdings Co.                  2,396,000           1,549
China Unicom, Ltd.                                    724,000             645
CNOOC, Ltd.                                           208,500             179
Guangzhou Investment Co., Ltd.                        356,000              55
Hutchison Telecommunications International, Ltd.
   (AE)                                               228,000             385
Kingboard Chemical Holdings, Ltd.                     215,500             697
Luen Thai Holdings, Ltd.                            1,094,000             370
Solomon Systemtech International, Ltd.              2,489,800           1,165
Techtronic Industries Co.                           1,148,400           2,221
                                                                 ------------
                                                                       22,905
                                                                 ------------
Hungary - 1.6%
Magyar Telekom Rt                                     534,545           2,522
Mol Magyar Olaj- es Gazipari Rt.                       76,100           7,912
Mol Magyar Olaj- es Gazipari Rt. - GDR                 25,900           2,712
OTP Bank Rt.                                           89,220           3,077
                                                                 ------------
                                                                       16,223
                                                                 ------------

India - 4.9%
Allahabad Bank                                        243,535             463
Andhra Bank                                           429,000             903
Arvind Mills, Ltd.                                    250,100             528
Bajaj Auto, Ltd.                                       60,950           2,976
Ballarpur Industries, Ltd.                            115,100             328
Bank of Baroda                                        220,000           1,245
Bank of India                                          30,000              88

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bharti Televentures (AE)                              193,000           1,555
Chennai Petroleum Corp., Ltd.                         151,660             792
GAIL India, Ltd.                                      179,941           1,190
GAIL India, Ltd. - GDR                                 53,800           2,112
Gateway Distriparks, Ltd.                              97,367             497
Genesis Indian Investment Co. (AE)                    670,419          19,757
Gujarat Ambuja Cements, Ltd.                          592,221           1,188
I-Flex Solutions, Ltd.                                 41,900           1,087
IL&FS Investsmart, Ltd. (AE)                          116,978             562
Indian Overseas Bank                                  250,000             634
Infosys Technologies, Ltd.                             27,000           1,762
Mahanagar Telephone Nigam                             308,805             992
Moser Baer India, Ltd.                                 28,722             136
National Thermal Power Corp., Ltd.                    592,100           1,537
Oil & Natural Gas Corp., Ltd.                          42,873           1,203
Oriental Bank of Commerce (AE)                        111,000             630
Petronet LNG, Ltd. (AE)                               804,000           1,173
PTC India, Ltd.                                       276,519             388
State Bank of India, Ltd. - GDR                        72,210           3,334
Suzlon Energy, Ltd. (AE)                               40,065           1,057
Union Bank Of India                                   118,000             331
Videsh Sanchar Nigam, Ltd.                            258,600           2,243
                                                                 ------------
                                                                       50,691
                                                                 ------------

Indonesia - 2.9%
Aneka Tambang Tbk PT                                4,667,646           2,123
Astra Agro Lestari Tbk PT                             244,789             132
Bank Central Asia Tbk PT                            1,878,681             726
Bank Danamon Indonesia Tbk PT                       1,754,700             872
Bank Mandiri Persero Tbk PT                        26,545,003           5,047
Bank Rakyat Indonesia                              25,921,272           9,395
Bumi Resources Tbk PT                               3,722,809             338
Indonesian Satellite Corp. Tbk PT                   1,273,500             789
PT Astra International Tbk                          2,964,277           3,294
Ramayana Lestari Sentosa Tbk PT                     5,957,500             541
Telekomunikasi Indonesia Tbk PT                    10,296,700           7,013
                                                                 ------------
                                                                       30,270
                                                                 ------------

Israel - 1.5%
Bank Hapoalim BM                                      974,800           4,478
Bank Leumi Le-Israel BM                             1,186,500           4,455
Check Point Software Technologies (AE)                158,400           3,428
Discount Investment Corp.                              19,366             449
IDB Development Corp., Ltd.                            11,903             337
Israel Chemicals, Ltd.                                 98,129             390

 96  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orbotech, Ltd. (AE)                                    30,200             732
Teva Pharmaceutical Industries, Ltd. - ADR             45,000           1,918
                                                                 ------------
                                                                       16,187
                                                                 ------------
Luxembourg - 0.4%
Quilmes Industrial SA - ADR (N)                         5,027             184
Tenaris SA                                                  1              --
Tenaris SA - ADR                                       22,813           3,706
                                                                 ------------
                                                                        3,890
                                                                 ------------

Malaysia - 0.9%
AirAsia BHD (AE)                                    1,579,700             716
Astro All Asia Networks PLC                           890,700           1,169
CIMB BHD                                              665,666           1,092
IJM Corp. BHD                                         357,200             426
IOI Corp. BHD                                         416,200           1,399
Magnum Corp. BHD                                    2,122,400           1,109
Malaysia International Shipping Corp. BHD             293,400             770
MK Land Holdings BHD                                1,015,200             159
OYL Industries BHD                                  1,200,800           1,140
PLUS Expressways BHD                                  765,000             616
Proton Holdings BHD                                    24,000              34
TAN Chong Motor Holdings BHD                          908,000             343
                                                                 ------------
                                                                        8,973
                                                                 ------------

Mexico - 5.4%
Alfa SA de CV Class A                                 521,200           2,961
America Movil SA de CV
   Series L                                           185,800           6,267
Cemex SA de CV                                      2,097,554          13,850
Cemex SA de CV - ADR                                   51,000           3,365
Desarrolladora Homex SA de CV - ADR (AE)               43,700           1,517
Fomento Economico Mexicano SA de CV - ADR              78,124           6,120
Grupo Aeroportuario del Sureste SA de CV - ADR
   (N)                                                 14,900             465
Grupo Financiero Banorte SA de CV Class O           1,423,000           3,389
Grupo Mexico SA de CV
   Series B                                           690,686           1,936
Grupo Modelo SA                                     1,018,700           3,781
Grupo Televisa SA - ADR                                58,873           4,919
Organizacion Soriana SA de CV Class B (AE)            174,100             811
Telefonos de Mexico SA de CV
   Series L                                            78,000           1,852

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Urbi Desarrollos Urbanos SA de CV (AE)                202,900           1,496
Wal-Mart de Mexico SA de CV
   Series V                                           589,959           3,429
                                                                 ------------
                                                                       56,158
                                                                 ------------

Pakistan - 1.3%
Engro Chemical Pakistan, Ltd.                       1,047,300           3,341
Fauji Fertilizer Co., Ltd.                          1,565,322           3,576
Faysal Bank, Ltd.                                     240,500             337
ICI Pakistan, Ltd.                                    265,200             639
Lucky Cement, Ltd. (AE)                               341,000             565
Muslin Commercial Bank, Ltd.                           20,000              70
Pakistan Petroleum, Ltd.                               72,500             267
Pakistan State Oil Co., Ltd.                          263,500           1,776
Pakistan Telecommunication Co., Ltd.                3,025,423           3,303
                                                                 ------------
                                                                       13,874
                                                                 ------------

Philippines - 0.4%
Globe Telecom, Inc.                                    78,500           1,130
Philippine Long Distance Telephone Co.                 79,800           2,842
                                                                 ------------
                                                                        3,972
                                                                 ------------

Poland - 0.1%
Polski Koncern Naftowy Orlen (N)                       36,658             743
                                                                 ------------

Russia - 5.2%
LUKOIL - ADR                                          438,852          33,572
MMC Norilsk Nickel - ADR (N)                            2,900             260
Mobile Telesystems - ADR                              164,900           6,180
NovaTek OAO - GDR (A)                                 105,700           2,960
OAO Gazprom - ADR (N)                                  63,028           5,395
Promstroibank State Petersburg                        696,000             905
Pyaterochka Holding NV - GDR (AE)                      86,600           1,360
RBC Information Systems (AE)                          113,259             781
Sberbank RF                                             1,350           2,011
Tatneft - ADR (N)                                      11,367             978
                                                                 ------------
                                                                       54,402
                                                                 ------------

South Africa - 10.7%
ABSA Group, Ltd.                                      286,975           5,300
African Bank Investments, Ltd.                        164,900             772
Alexander Forbes, Ltd. (AE)                           323,600             868
Anglo Platinum, Ltd.                                    7,511             625
AngloGold Ashanti, Ltd.                                15,500             949
AngloGold Ashanti, Ltd. - ADR (N)                      28,134           1,721
Aveng, Ltd.                                           323,200           1,096
Barloworld, Ltd.                                      228,960           4,402
Consol, Ltd.                                          460,900           1,034

                                                       Emerging Markets Fund  97

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Edgars Consolidated Stores, Ltd.                      497,100           2,892
FirstRand, Ltd.                                       776,114           2,478
Foschini, Ltd.                                        119,945           1,148
Gold Fields, Ltd.                                      84,720           1,985
Impala Platinum Holdings, Ltd.                         49,444           8,568
Imperial Holdings, Ltd.                               158,144           3,941
Investec, Ltd.                                         20,500           1,023
JD Group, Ltd.                                        173,241           2,459
Kumba Resources, Ltd.                                 128,400           2,447
Massmart Holdings, Ltd.                                91,300             892
Medi-Clinic Corp., Ltd.                               167,563             535
MTN Group, Ltd.                                       673,500           7,013
Murray & Roberts Holdings, Ltd.                       274,500             956
Naspers, Ltd. Class N                                 320,308           6,872
Network Healthcare Holdings, Ltd.                   1,165,000           1,575
Pick'n Pay Stores, Ltd.                               187,300             957
Reunert, Ltd.                                          35,300             351
Sanlam, Ltd.                                        2,253,500           5,987
Sasol, Ltd.                                           472,592          19,420
Sasol, Ltd. - ADR (N)                                  12,900             525
Standard Bank Group, Ltd. (AE)                      1,004,119          13,587
Sun International, Ltd.                                72,337           1,039
Telkom SA, Ltd.                                        89,579           2,203
Tiger Brands, Ltd.                                    124,618           3,288
Truworths International, Ltd.                         702,900           2,964
                                                                 ------------
                                                                      111,872
                                                                 ------------

South Korea - 17.5%
Amorepacific Corp.                                      6,470           2,301
Cheil Communications, Inc.                              1,530             347
Cheil Industries, Inc.                                 11,820             419
CJ Home Shopping                                        2,400             340
Daelim Industrial Co.                                  37,230           3,088
Daewoo Engineering & Construction Co., Ltd.             9,050             122
GS Engineering & Construction Corp.                    16,880             854
Hanjin Heavy Industries & Construction Co., Ltd.        1,760              43
Hankook Tire Co., Ltd.                                186,497           2,465
Hanwha Chem Corp.                                     157,670           2,591
Honam Petrochemical Corp.                              26,400           1,544
Hyosung Corp. (AE)                                     56,900           1,018
Hyundai Development Co.                                31,020           1,222
Hyundai Heavy Industries                               16,450           1,194
Hyundai Mipo Dockyard                                  11,680             779
Hyundai Mobis                                          67,300           5,825
Hyundai Motor Co.                                     106,250           9,605
Industrial Bank of Korea                              202,000           3,591
INI Steel Co.                                          28,720             819
KCC Corp.                                              11,184           2,452
Kia Motors Corp. (N)                                  117,060           2,730
Kookmin Bank                                          183,506          14,572
Kookmin Bank - ADR                                      4,200             335

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Korea Electric Power Corp.                            273,120          11,750
Korea Electric Power Corp. - ADR (N)                   92,720           2,107
KT Corp.                                               53,100           2,117
KT&G Corp. (N)                                         54,950           2,660
KT&G Corp. - GDR (p)(AE)                               40,500             980
LG Electronics, Inc.                                   60,530           5,239
LG Household & Health Care, Ltd.                          250              16
LG International Corp.                                  3,160              74
LG Petrochemical Co., Ltd.                              7,520             170
LG.Philips LCD Co., Ltd. (AE)                          25,120           1,144
LG.Philips LCD Co., Ltd. - ADR (AE)                    26,200             599
Lotte Chilsung Beverage Co., Ltd.                       1,050           1,143
Lotte Shopping Co. - GDR (AE)(p)                       24,986             516
NCSoft Corp. (AE)                                       9,054             741
NHN Corp. (AE)                                          2,224             654
Poongsan Corp.                                         56,600           1,232
POSCO                                                  47,305          10,813
S-Oil Corp. Class N                                    24,470           1,740
S1 Corp.                                               16,230             670
Samsung Corp.                                          59,940           1,535
Samsung Electro-Mechanics Co., Ltd. (AE)                9,820             390
Samsung Electronics Co., Ltd.                          48,721          37,375
Samsung Electronics Co., Ltd. (p)                       4,560           1,746
Samsung Electronics Co., Ltd. - GDR (p)                11,094           3,333
Samsung Fine Chemicals Co., Ltd.                       13,910             466
Samsung Fire & Marine Insurance Co., Ltd.              22,550           2,969
Samsung Heavy Industries Co., Ltd.                    101,670           1,634
Samsung Securities Co., Ltd.                           95,980           5,253
Shinhan Financial Group Co., Ltd. (N)                 330,860          14,080
Shinsegae Co., Ltd.                                     8,000           4,230
SK Corp. (N)                                           21,760           1,342
SK Telecom Co., Ltd.                                   11,520           2,293
SK Telecom Co., Ltd. - ADR                             14,700             341
Tae Young Corp. (A)                                    11,339             817
Woori Finance Holdings Co., Ltd.                      130,740           2,575
                                                                 ------------
                                                                      183,000
                                                                 ------------

Taiwan - 8.9%
Accton Technology Corp. (AE)                          570,000             324
Acer, Inc.                                          1,166,500           2,675
Advantech Co., Ltd.                                   672,921           1,926
Asia Cement Corp.                                     394,000             245
Asustek Computer, Inc.                              1,277,000           4,205
AU Optronics Corp.                                  1,493,000           2,233
AU Optronics Corp. - ADR (N)                           43,400             664
Basso Industry Corp.                                  255,816             598

 98  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cathay Financial Holding Co., Ltd.                  1,247,200           2,325
China Steel Corp.                                   1,945,807           1,646
China Steel Corp. - GDR                                62,590           1,083
Chunghwa Telecom Co., Ltd.                            402,000             715
Chunghwa Telecom Co., Ltd. - ADR                      100,200           1,866
CMC Magnetics Corp. (AE)                            5,893,000           2,005
Compal Electronics, Inc.                            2,308,924           2,148
Compal Electronics, Inc. - GDR                        183,673             896
Delta Electronics, Inc.                               492,000           1,032
E.Sun Financial Holding Co., Ltd.                     228,000             150
Elitegroup Computer Systems (AE)                      525,000             365
Far Eastern Textile Co., Ltd.                       1,136,637             786
Far EasTone Telecommunications Co., Ltd.            1,324,000           1,552
Far EasTone Telecommunications Co., Ltd. - GDR
   (p)                                                 11,000             194
Faraday Technology Corp.                              297,185             486
Gigabyte Technology Co., Ltd.                       1,088,718             949
High Tech Computer Corp.                              211,000           4,545
HON HAI Precision Industry Co. Ltd.                 2,067,424          14,014
Lite-On Technology Corp.                               39,900              56
Macronix International (AE)                         1,390,000             202
MediaTek, Inc.                                        167,200           1,688
Mitac International                                   808,000           1,196
Phoenixtec Power Co., Ltd.                            565,629             602
Quanta Computer, Inc.                               1,120,250           1,655
Realtek Semiconductor Corp.                            12,550              15
Ritek Corp. (AE)                                    5,371,161           1,868
Siliconware Precision Industries Co.                  702,000           1,024
Taiwan Mobile Co., Ltd.                             1,893,520           1,717
Taiwan Semiconductor Manufacturing Co., Ltd.       12,106,749          24,283
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                241,963           2,613
U-Ming Marine Transport Corp.                         870,000             854
Uni-President Enterprises Corp.                     1,929,000           1,101
United Microelectronics Corp.                       1,710,000             977
Vanguard International Semiconductor Corp.          1,946,518           1,334
Via Technologies, Inc. (AE)                           570,693             341
Wintek Corp.                                          550,000             885
Zyxel Communications Corp.                            469,680             726
                                                                 ------------
                                                                       92,764
                                                                 ------------
Thailand - 1.6%
Airports of Thailand PCL                            1,052,600           1,392
Bank of Ayudhya PCL                                 6,588,900           2,962
Charoen Pokphand Foods PCL                            444,400              66
CP Seven Eleven PCL                                 5,188,300             906
Glow Energy PCL                                       942,500             588
Kasikornbank PCL                                      671,400           1,164
Land and Houses PCL                                 2,842,700             697
PTT Chemical PCL (AE)                                 943,579           2,109

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PTT Exploration & Production PCL                       87,900           1,292
PTT PCL                                               509,000           3,426
Ratchaburi Electricity Generating Holding PCL         522,100             546
Regional Container Lines PCL                          500,000             283
Siam City Bank PCL                                  1,778,400           1,176
Siam City Cement PCL                                   35,600             342
                                                                 ------------
                                                                       16,949
                                                                 ------------

Turkey - 4.2%
Akbank TAS                                            437,787           3,813
Akcansa Cimento AS                                     65,996             500
Anadolu Efes Biracilik Ve Malt Sanayii AS             125,630           4,305
Arcelik                                               127,100           1,193
Cimsa Cimento Sanayi VE Tica                          263,875           2,218
Denizbank AS                                          318,206           2,723
Eregli Demir ve Celik Fabrikalari TAS                 634,932           4,424
Finansbank AS                                         331,533           1,883
Ford Otomotiv Sanayi AS                               233,400           2,156
Hurriyet Gazetecilik AS                               420,200           1,750
Is Gayrimenkul Yatirim Ortakligi AS                   171,190             441
Migros Turk TAS                                       200,455           2,216
Trakya Cam Sanayi AS                                  241,747             998
Tupras Turkiye Petrol Rafine                          227,407           4,736
Turkcell Iletisim Hizmet AS                           226,187           1,550
Turkcell Iletisim Hizmet AS - ADR                       8,900             155
Turkiye Garanti Bankasi AS (AE)                       688,800           3,182
Turkiye Is Bankasi                                    373,580           3,395
Turkiye Vakiflar Bankasi Tao (AE)                     184,100           1,143
Yapi ve Kredi Bankasi (AE)                            148,900             829
                                                                 ------------
                                                                       43,610
                                                                 ------------

United Kingdom - 2.1%
Anglo American PLC                                    190,753           7,382
Genesis Smaller Companies                             266,584          13,809
Old Mutual PLC                                          2,300               8
SABMiller PLC                                          54,300           1,108
                                                                 ------------
                                                                       22,307
                                                                 ------------

United States - 0.0%
Mechel OAO - ADR                                        2,600              75
Polyus Gold Co. (AE)                                    2,900              70
                                                                 ------------
                                                                          145
                                                                 ------------

                                                       Emerging Markets Fund  99

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Venezuela - 0.2%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR                                        126,182           1,796
Siderurgica Venezolana Sivensa SACA                 1,306,495              34
                                                                 ------------
                                                                        1,830
                                                                 ------------

Zimbabwe - 0.0%
Delta Corp., Ltd. (A)                               1,138,003             357
OK Zimbabwe (A)                                     6,402,949             132
                                                                 ------------
                                                                          489
                                                                 ------------

TOTAL COMMON STOCKS
(cost $555,572)                                                       923,202
                                                                 ------------

PREFERRED STOCKS - 6.5%
Brazil - 5.6%
Banco Bradesco SA                                     203,366           7,999
Banco Itau Holding Financeira SA                      123,110           3,740
Brasil Telecom Participacoes SA                    30,900,000             218
Braskem SA                                            258,400           1,988
Caemi Mineracao e Metalurgica SA                      489,000             878
Centrais Eletricas Brasileiras SA (AE)             86,816,496           1,648
Cia de Tecidos do Norte de Minas - Coteminas        7,256,440             853
Cia Vale do Rio Doce                                  167,800           7,419
Empresa Brasileira de Aeronautica SA                   39,700             408
Gerdau SA                                                 200               4
Klabin SA                                             441,000             859
Perdigao SA                                            24,300           1,066
Petroleo Brasileiro SA                                912,572          19,390
Suzano Bahia Sul Papel e Celulose SA                  230,000           1,425
Tam SA (AE)                                            28,800             690
Tele Centro Oeste Celular Participacoes SA             16,632             239
Usinas Siderurgicas de Minas Gerais SA                231,800           7,578
Votorantim Celulose e Papel SA                        126,627           1,574
Weg SA                                                171,200             646
                                                                 ------------
                                                                       58,622
                                                                 ------------
Colombia - 0.0%
BanColombia SA                                          7,200              59
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

South Korea - 0.9%
Hyundai Motor Co.                                      41,560           2,356
Samsung Electronics Co., Ltd.                          11,709           6,870
                                                                 ------------
                                                                        9,226
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $29,566)                                                         67,907
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Malaysia - 0.0%
IJM Corp.
   2010 Warrants                                           71               7
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $1)                                                                   7
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.3%
(Number of Contracts)
Brazil - 0.1%
Bovespa Index Futures
   Feb 2006 38,270.00 (BRL)
   Call (15)                                              779               6
   Feb 2006 36,020.00 (BRL)
   Call (15)                                              733              48
   Feb 2006 33,863.61 (BRL)
   Call (95)                                            4,363             584
                                                                 ------------
                                                                          638
                                                                 ------------

South Korea - 0.2%
Kospi 200 Index
   Mar 2006 141.95 (KRW) Call (21)                      1,545             529
   Mar 2006 136.38 (KRW) Call (70)                      4,948           1,966
                                                                 ------------
                                                                        2,495
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $1,987)                                                           3,133
                                                                 ------------


 100  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.5%
United States - 3.5%
Frank Russell Investment Company Money Market
   Fund                                            32,973,000          32,973
United States Treasury Bills (c)(z)(sec.)
   4.023% due 03/16/06                                  4,000           3,981
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $36,954)                                                         36,954
                                                                 ------------

OTHER SECURITIES - 2.3%
Frank Russell Investment Company Money Market
   Fund (X)                                         8,677,615           8,678
State Street Securities Lending Quality Trust
   (X)                                             14,901,032          14,901
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $23,579)                                                         23,579
                                                                 ------------

TOTAL INVESTMENTS - 101.0%
(identified cost $647,659)                                          1,054,782

OTHER ASSETS AND LIABILITIES,
NET - (1.0%)                                                          (10,116)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,044,666
                                                                 ============

               A portion of the portfolio has been fair valued as of period end.

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Emerging Markets Fund  101

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 02/06 (41)                               4,192                 87

JSE-40 Index (South Africa)
   expiration date 03/06 (295)                              8,692                488

MSCI Singapore Index
   expiration date 02/06 (530)                             14,713                 79
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        654
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Bovespa Index Futures
   Feb 2006 33,863.61 (BRL) Put (95)                        4,363                (39)
   Feb 2006 36,020.00 (BRL) Put (15)                          733                 (6)
   Feb 2006 38,270.00 (BRL) Put (15)                          779                 (6)

South Korea
Kospi 200 Index Futures
   Mar 2006 141.95 (KRW) Put (21)                           1,545               (109)
   Mar 2006 136.38 (KRW) Put (70)                           4,948               (363)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $510)                                                     (523)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 102  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             447   BRL            1,000    03/15/06                 --
USD             894   BRL            2,000    03/15/06                 --
USD           1,035   BRL            2,400    03/15/06                 38
USD           1,310   BRL            3,000    03/15/06                 31
USD           1,324   BRL            3,000    03/15/06                 32
USD           1,336   BRL            3,100    03/15/06                 49
USD           1,723   BRL            4,000    03/15/06                 64
USD           3,680   BRL            8,500    03/15/06                119
USD              46   HKD              360    02/01/06                 --
USD              14   HKD              108    02/02/06                 --
USD             514   KRW          500,000    03/15/06                  5
USD           1,027   KRW        1,000,000    03/15/06                 10
USD           1,531   KRW        1,500,000    03/15/06                 25
USD           1,555   KRW        1,500,000    03/15/06                  1
USD           3,071   KRW        3,000,000    03/15/06                 42
USD           4,658   KRW        4,800,000    03/15/06                322
USD           8,155   KRW        8,400,000    03/15/06                559
USD             220   MXN            2,299    02/01/06                 --
USD               2   THB               79    02/02/06                 --
USD             442   THB           17,280    02/02/06                  1
USD             411   ZAR            2,509    02/02/06                  3
USD             312   ZAR            2,000    03/15/06                 17
USD             490   ZAR            3,000    03/15/06                  4
USD             492   ZAR            3,000    03/15/06                  2
USD           1,164   ZAR            7,000    03/15/06                (12)
USD           1,816   ZAR           11,000    03/15/06                 (6)
USD           8,389   ZAR           53,000    03/15/06                332
BRL              40   USD               18    02/01/06                 --
BRL              60   USD               27    02/01/06                 --
BRL              33   USD               15    02/02/06                 --
BRL             109   USD               49    02/02/06                 --
BRL             375   USD              168    02/02/06                 (1)
BRL           2,000   USD              880    03/15/06                (14)
BRL           3,000   USD            1,284    03/15/06                (57)
BRL           3,000   USD            1,285    03/15/06                (56)
BRL           5,000   USD            2,222    03/15/06                (12)
HUF         222,121   USD            1,073    02/02/06                  1
KRW         475,530   USD              492    02/02/06                 (1)
KRW       1,107,786   USD            1,141    02/03/06                 (8)
KRW       1,000,000   USD              984    03/15/06                (53)
KRW       1,200,000   USD            1,164    03/15/06                (80)
KRW       1,500,000   USD            1,508    03/15/06                (49)
KRW       1,500,000   USD            1,505    03/15/06                (52)
KRW       3,000,000   USD            3,085    03/15/06                (25)
MXN           2,499   USD              239    02/01/06                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
TRY             102   USD               77    02/01/06                 --
TRY             151   USD              114    02/02/06                 --
TRY             276   USD              208    02/02/06                 (1)
ZAR           2,929   USD              478    02/02/06                 (6)
ZAR           4,010   USD              659    02/07/06                 (3)
ZAR           1,500   USD              238    03/15/06                 (8)
ZAR           2,000   USD              325    03/15/06                 (4)
ZAR           2,000   USD              328    03/15/06                 (2)
ZAR           5,000   USD              809    03/15/06                (14)
ZAR           6,000   USD              988    03/15/06                  1
ZAR           8,500   USD            1,374    03/15/06                (25)
ZAR          14,000   USD            2,287    03/15/06                (17)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                               1,152
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Emerging Markets Fund  103

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Auto and Transportation                                   3.7          38,567
Consumer Discretionary                                    4.8          50,514
Consumer Staples                                          3.8          40,204
Financial Services                                       20.3         212,204
Health Care                                               0.5           4,656
Integrated Oils                                          13.9         144,745
Materials and Processing                                 17.0         177,821
Miscellaneous                                             1.1          11,993
Other Energy                                              2.9          30,190
Producer Durables                                         2.0          20,481
Technology                                               13.1         136,629
Utilities                                                11.8         123,105
Options Purchased                                         0.3           3,133
Warrants & Rights                                          --               7
Short-Term Investments                                    3.5          36,954
Other Securities                                          2.3          23,579
                                                 ------------    ------------

Total Investments                                       101.0       1,054,782
Other Assets and Liabilities, Net                        (1.0)        (10,116)
                                                 ------------    ------------

Net Assets                                              100.0       1,044,666
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                                          0.5           5,070
Africa                                                   10.7         112,361
Asia                                                     46.5         485,811
Europe                                                   11.5         119,635
Latin America                                            20.5         213,974
Middle East                                               3.3          34,946
Other Regions                                             3.6          37,099
United Kingdom                                            2.1          22,307
Other Securities                                          2.3          23,579
                                                 ------------    ------------

Total Investments                                       101.0       1,054,782
Other Assets and Liabilities, Net                        (1.0)        (10,116)
                                                 ------------    ------------

Net Assets                                              100.0       1,044,666
                                                 ============    ============

See accompanying notes which are an integral part of the schedules of investments.

 104  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.0%
Apartments - 17.1%
Apartment Investment & Management Co. Class A
   (o)(N)                                             412,075          17,521
Archstone-Smith Trust (o)                           1,186,005          55,576
AvalonBay Communities, Inc. (o)                       742,671          73,881
BRE Properties, Inc. Class A (o)(N)                    84,800           4,232
Camden Property Trust (o)(N)                          542,600          35,323
Equity Residential (o)                              1,292,600          54,819
Essex Property Trust, Inc. (o)                        215,500          21,416
GMH Communities Trust (o)(N)                          524,600           8,462
Mid-America Apartment Communities, Inc. (o)            20,100           1,026
Post Properties, Inc. (o)(N)                           31,900           1,298
United Dominion Realty Trust, Inc. (o)(N)             423,400          10,759
                                                                 ------------
                                                                      284,313
                                                                 ------------

Diversified - 5.8%
Colonial Properties Trust (o)                         113,300           5,237
iStar Financial, Inc. (o)                             125,700           4,512
Spirit Finance Corp. (o)(N)                           793,200           9,550
Vornado Realty Trust (o)                              866,972          76,588
                                                                 ------------
                                                                       95,887
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             96,500           2,247
                                                                 ------------

Health Care - 3.3%
Health Care REIT, Inc. (o)(N)                         109,103           4,057
Healthcare Realty Trust, Inc. (o)(N)                  191,000           6,693
LTC Properties, Inc. (o)                               56,500           1,275
National Health Investors, Inc. (o)(N)                117,250           3,213
Omega Healthcare Investors, Inc. (o)(N)               295,500           3,874
Ventas, Inc. (o)                                    1,166,650          35,699
                                                                 ------------
                                                                       54,811
                                                                 ------------

Industrial - 7.6%
AMB Property Corp. (o)(N)                             465,300          24,289
Centerpoint Properties Trust (o)                      289,900          14,390
First Potomac Realty Trust (o)(N)                      80,100           2,356
ProLogis (o)                                        1,682,900          86,198
                                                                 ------------
                                                                      127,233
                                                                 ------------

Lodging/Resorts - 8.7%
Hilton Hotels Corp.                                 1,224,400          30,524
Hospitality Properties Trust (o)(N)                    67,000           2,872
Host Marriott Corp. (o)(N)                          2,375,500          47,391
LaSalle Hotel Properties (o)(N)                       323,820          12,377

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         800,483          48,677
Strategic Hotel Capital, Inc. (o)(N)                  142,500           3,050
                                                                 ------------
                                                                      144,891
                                                                 ------------

Manufactured Homes - 0.8%
Equity Lifestyle Properties, Inc. (o)(N)              244,200          11,233
Sun Communities, Inc. (o)                              38,000           1,263
                                                                 ------------
                                                                       12,496
                                                                 ------------

Mixed Industrial/Office - 3.2%
Duke Realty Corp. (o)(N)                              474,000          17,197
Liberty Property Trust (o)                            549,475          24,869
PS Business Parks, Inc. (o)                           198,900          10,910
                                                                 ------------
                                                                       52,976
                                                                 ------------

Office - 19.0%
Alexandria Real Estate Equities, Inc. (o)             100,700           8,887
American Financial Realty Trust (o)(N)                224,500           2,790
BioMed Realty Trust, Inc. (o)(N)                      389,550          10,452
Boston Properties, Inc. (o)                         1,026,500          80,334
Brandywine Realty Trust (o)(N)                        836,181          26,298
Brookfield Properties Corp.                           974,900          29,452
CarrAmerica Realty Corp. (o)                          349,600          12,865
Columbia Equity Trust, Inc. (o)                       207,300           3,431
Corporate Office Properties Trust (o)(N)              317,900          12,872
Equity Office Properties Trust (o)                  1,148,800          36,555
Highwoods Properties, Inc. (o)(N)                     270,000           8,516
Kilroy Realty Corp. (o)                               246,800          16,681
Mack-Cali Realty Corp. (o)(N)                         211,100           9,440
Reckson Associates Realty Corp. (o)                   526,300          21,015
SL Green Realty Corp. (o)                             173,400          14,572
Trizec Properties, Inc. (o)                           996,300          23,204
                                                                 ------------
                                                                      317,364
                                                                 ------------

Regional Malls - 15.6%
CBL & Associates Properties, Inc. (o)(N)              173,300           7,334
General Growth Properties, Inc. (o)                 1,207,200          62,292
Macerich Co. (The) (o)                                687,900          49,921
Mills Corp. (The) (o)(N)                               59,500           2,466
Simon Property Group, Inc. (o)                      1,535,500         127,201
Taubman Centers, Inc. (o)                             306,000          11,490
                                                                 ------------
                                                                      260,704
                                                                 ------------

                                                Real Estate Securities Fund  105

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Self Storage - 4.1%
Extra Space Storage, Inc. (o)(N)                      276,600           4,246
Public Storage, Inc. (o)                              646,400          46,909
Shurgard Storage Centers, Inc. Class A (o)(N)          80,000           4,824
U-Store-It Trust (o)                                  601,400          12,858
                                                                 ------------
                                                                       68,837
                                                                 ------------
Shopping Centers - 10.6%
Acadia Realty Trust (o)                               264,800           5,648
Developers Diversified Realty Corp. (o)               770,200          37,940
Equity One, Inc. (o)(N)                               213,100           5,108
Federal Realty Investors Trust (o)                    449,500          30,036
Inland Real Estate Corp. (o)(N)                       264,100           4,049
Kimco Realty Corp. (o)(N)                             330,000          11,580
Kite Realty Group Trust (o)(N)                        197,800           3,119
New Plan Excel Realty Trust (o)(N)                     88,900           2,191
Pan Pacific Retail Properties, Inc. (o)(N)            383,613          26,546
Ramco-Gershenson Properties Trust (o)(N)               83,200           2,344
Regency Centers Corp. (o)                             754,300          48,615
                                                                 ------------
                                                                      177,176
                                                                 ------------

Specialty - 1.1%
Plum Creek Timber Co., Inc. (o)(N)                    501,300          18,518
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,049,921)                                                   1,617,453
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.9%
Frank Russell Investment Company Money Market
   Fund                                            47,817,000          47,817
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $47,817)                                                         47,817
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 4.3%
Frank Russell Investment Company Money Market
   Fund (X)                                        26,688,903          26,689
State Street Securities Lending Quality Trust
   (X)                                             45,829,664          45,830
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $72,519)                                                         72,519
                                                                 ------------

TOTAL INVESTMENTS - 104.2%
(identified cost $1,170,257)                                        1,737,789

OTHER ASSETS AND LIABILITIES,
NET - (4.2%)                                                          (70,559)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,667,230
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 106  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 79.3%
Asset-Backed Securities - 23.2%
AAA Trust (p)
   Series 2005-2 Class A1
   4.634% due 11/26/35                                    659             660
Aegis Asset Backed Securities Trust (E)
   Series 2005-1 Class 1A1
   4.158% due 03/25/35                                    106             106
AmeriCredit Automobile
   Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  2,000           1,976
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   5.070% due 03/15/32                                  1,400           1,432
Banc of America Securities Auto Trust
   Series 2005-WF1 Class A4
   4.080% due 04/18/10                                  3,000           2,944
Bank One Issuance Trust
   Series 2004-A1 Class A1
   3.450% due 10/17/11                                  8,185           7,855
   Series 2004-B2 Class B2
   4.370% due 04/15/12                                  1,500           1,467
Bear Stearns Asset Backed
   Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   4.730% due 09/25/34                                    391             391
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,113
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                    661             664
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,065
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           7,606
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    199             200
Capital Auto Receivables Asset Trust
   Series 2004-1 Class A3
   2.000% due 11/15/07                                    596             589
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  3,000           2,962
Capital One Auto Finance Trust
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  2,000           1,971

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,000
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             974
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,463
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,425
   Series 2005-2 Class A4
   4.340% due 09/15/10                                  2,000           1,966
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   4.610% due 06/25/35                                    235             235
   Series 2005-OPT Class A1A
   4.620% due 05/25/35                                    349             349
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                  1,750           1,742
Chase Credit Card Master Trust (E)
   Series 2001-1 Class A
   4.260% due 06/16/08                                  1,800           1,800
Chase Issuance Trust
   Series 2004-A9 Class A9
   3.220% due 06/15/10                                  7,000           6,809
Chase Manhattan Auto Owner Trust
   Series 2002-B Class A4
   4.210% due 01/15/09                                  3,478           3,477
   Series 2004-A Class A4 (N)
   2.830% due 09/15/10                                  1,800           1,744
   Series 2005-A Class A4
   3.980% due 04/15/11                                  1,000             976
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                  1,000             983
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                     77              77
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                    857             845
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                  1,150           1,139
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    772             775
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    567             569

                                                   Short Duration Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3 (N)
   3.100% due 03/10/10                                  1,000             964
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,693
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  6,975           6,818
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  3,425           3,336
   Series 2006-A2 Class A2
   4.850% due 02/10/11                                  3,300           3,299
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2005-HE3 Class A2A
   4.301% due 09/25/35                                  1,046           1,046
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                     93              93
CNH Wholesale Master Note Trust (E)
   Series 2005-1 Class A
   4.580% due 06/15/11                                  1,500           1,499
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,390           2,351
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,045
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   4.770% due 12/25/31                                    244             244
   Series 2005-4 Class 3AV1
   4.271% due 10/25/35                                  1,583           1,583
   Series 2005-5 Class 2A1
   4.271% due 10/25/35                                    518             518
   Series 2005-9 Class 2A1
   4.291% due 08/25/35                                    932             932
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2005-HYB Class 5A1
   1.000% due 02/20/36                                  1,389           1,380
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  2,330           2,299
   Series 2005-A Class A4
   3.740% due 02/08/10                                  8,100           7,924
Dillard Credit Card Master Trust
   Series 2002-2 Class A
   3.800% due 09/15/10                                  3,650           3,625
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,226

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-2 Class B
   5.450% due 10/15/09                                  1,000           1,005
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,246
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   4.590% due 04/25/35                                  1,331           1,331
Fannie Mae Grantor Trust (E)
   Series 2002-T10 Class A1
   4.158% due 06/25/32                                  5,732           5,731
   Series 2005-T4 Class A1A
   4.088% due 09/25/35                                  1,568           1,568
Federal Farm Credit Bank
   12.250% due 02/01/07                                 2,446           2,500
Federal Home Loan Bank System
   Series 2004-900 Class 1
   3.920% due 09/25/09                                  1,679           1,626
Fifth Third Auto Trust
   Series 2004-A Class A3
   3.190% due 02/20/08                                  2,000           1,983
Finance America Mortgage Loan Trust (E)
   Series 2004-1 Class 2A1
   4.361% due 06/25/34                                    231             231
First National Master Note Trust (E)
   Series 2003-1 Class A
   4.570% due 08/15/08                                  1,000           1,000
First NLC Trust (E)
   Series 2005-2 Class AV1
   4.301% due 09/25/35                                    563             563
Fleet Credit Card Master Trust II
   Series 2001-B Class B
   5.900% due 12/15/08                                  1,100           1,104
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  8,225           8,120
   Series 2005-B Class A4
   4.380% due 01/15/10                                    500             494
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,236
   Series 2005-C Class B
   4.520% due 09/15/10                                  1,000             983
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                    879             858

 108  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   4.690% due 12/20/15                                    534             534
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   5.380% due 01/25/18                                    655             654
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   4.780% due 07/20/09                                  1,000           1,002
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,500           1,485
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  1,154           1,144
   Series 2005-1 Class A4
   4.560% due 11/15/13                                  1,300           1,285
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   4.820% due 03/25/34                                    808             808
Hertz Vehicle Financing LLC (p)
   Series 2005-2A Class A2
   4.930% due 02/25/10                                  2,500           2,492
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  5,505           5,415
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  2,000           1,959
   Series 2003-4 Class A4
   2.790% due 03/16/09                                  1,000             978
   Series 2003-5 Class A3
   2.300% due 10/18/07                                    529             524
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,083
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,935
Household Automotive Trust
   Series 2005-3 Class A2
   4.700% due 01/17/09                                  2,600           2,595
Hyundai Auto Receivables Trust
   Series 2004-A Class A3
   2.970% due 05/15/09                                  1,000             982
   Series-A Class A3
   3.980% due 11/16/09                                  1,500           1,477
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  3,245           3,260
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   4.610% due 09/25/35                                    419             419

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long Beach Auto Receivables Trust
   Series 2005-B Class A3
   4.406% due 05/15/10                                  1,500           1,484
Marlin Leasing Receivables LLC (p)
   Series 2005-1A Class A3
   4.630% due 11/17/08                                  1,650           1,637
MBNA Credit Card Master Note Trust
   Series 2003-A6 Class A6
   2.750% due 10/15/10                                  1,430           1,365
   Series 2004-A4 Class A4
   2.700% due 09/15/09                                 11,005          10,720
   Series 2005-A7 Class A7
   4.300% due 02/15/11                                  1,500           1,479
Merrill Auto Trust Securitization
   Series 2005-1 Class A3
   4.100% due 08/25/09                                  3,000           2,962
Morgan Stanley Dean Witter
   Capital I (E)
   Series 2002-HE1 Class A2
   4.368% due 07/25/32                                      3               3
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                    671             671
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,043           1,029
National City Bank
   2.700% due 08/24/09                                     --              --
Navistar Financial Corp. Owner Trust
   Series 2002-A Class A4
   4.760% due 04/15/09                                    410             410
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  2,092           2,119
Nissan Auto Lease Trust
   Series 2005-A Class A3
   4.700% due 10/15/08                                  3,000           2,989
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A3
   3.540% due 10/15/08                                  1,650           1,626
   Series 2005-B Class A3
   3.990% due 07/15/09                                  1,600           1,580
Nordstrom Private Label Credit Card Master Note
   Trust (p)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,496
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,955

                                                   Short Duration Bond Fund  109

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    691             691
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  1,996           2,009
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,905           2,849
   Series 2005-2 Class A1
   4.850% due 06/25/11                                  1,325           1,323
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5 Class AF2
   3.735% due 12/25/34                                    965             953
   Series 2005-3 Class AF3
   4.437% due 07/25/35                                  2,000           1,967
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,174
PSE&G Transition Funding LLC
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  1,160           1,163
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,170           1,183
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,056
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                    587             584
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS1 Class AII1
   4.168% due 06/25/27                                    897             897
   Series 2004-RS2 Class AIIB
   4.780% due 02/25/34                                  1,138           1,139
   Series 2004-RS8 Class AII1
   4.670% due 05/25/26                                    305             305
SLM Student Loan Trust (p)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,892
Specialty Underwriting & Residential Finance (E)
   Series 2004-BC4 Class A2A
   4.188% due 10/25/35                                    497             497
Susquehanna Auto Lease Trust (p)
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  4,000           3,976
   Series 2005-1 Class B
   4.710% due 07/14/08                                  1,700           1,687

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,595
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  2,909           2,795
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  1,240           1,228
   Series 2003-B Class A3
   2.480% due 03/12/08                                    361             359
   Series 2004-A Class A3
   1.900% due 07/14/08                                    746             741
   Series 2006-A Class A3
   4.770% due 01/12/11                                  2,000           1,990
USAA Auto Owner Trust
   Series 2004-2 Class A3
   3.030% due 06/16/08                                  4,169           4,131
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,665
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  4,000           3,921
Wachovia Auto Owner Trust
   Series 2004-A Class A3
   3.190% due 06/20/08                                  1,865           1,848
   Series 2004-A Class A4
   3.660% due 07/20/10                                 10,500          10,278
   Series 2004-B Class A3
   2.910% due 04/20/09                                  5,000           4,928
Wells Fargo Financial
   Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,950
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                    555             558
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  1,154           1,145
   Series 2004-1 Class A3
   2.190% due 06/20/08                                    996             990
Whole Auto Loan Trust
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                    604             601
   Series 2003-1 Class B
   2.240% due 03/15/10                                    364             359
                                                                 ------------
                                                                      278,786
                                                                 ------------

 110  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corporate Bonds and Notes - 17.8%
ABN Amro Bank NV
   7.125% due 06/18/07                                  1,700           1,743
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           3,853
Altria Group, Inc. (N)
   7.650% due 07/01/08                                  1,500           1,583
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  3,440           3,362
American General Finance Corp. (E)
   Series MTNG
   4.544% due 03/23/07                                    200             200
Associates Corp. of North America
   6.250% due 11/01/08                                  1,900           1,961
   8.550% due 07/15/09                                    750             832
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,080
Bank of Montreal
   7.800% due 04/01/07                                  3,000           3,092
Bank One Corp.
   2.625% due 06/30/08                                  3,050           2,887
BankAmerica Corp.
   6.250% due 04/01/08                                  2,000           2,050
   7.125% due 03/01/09                                  1,500           1,588
BB&T Corp. (E)
   Series BKNT
   4.510% due 06/04/07                                  3,500           3,503
BellSouth Corp.
   4.200% due 09/15/09                                  6,980           6,753
British Aerospace Finance, Inc. (p)
   7.000% due 07/01/07                                    900             920
Capital One Bank
   Series BKNT
   6.700% due 05/15/08                                    495             510
Capital One Financial Corp.
   7.125% due 08/01/08                                  1,450           1,515
CIT Group, Inc.
   4.120% due 09/20/07 (E)                              3,800           3,812
   5.000% due 11/24/08                                  7,050           7,034
   4.250% due 02/01/10 (N)                              2,325           2,250
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   4.490% due 03/07/08                                  1,600           1,600
Citigroup, Inc.
   4.500% due 06/04/07 (E)                              1,000           1,001
   6.200% due 03/15/09                                  5,700           5,889
Consolidated Edison Co. of New York
   Series B
   7.150% due 12/01/09                                  1,000           1,071
CSX Corp.
   6.250% due 10/15/08                                  2,000           2,057

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,140
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             489
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  2,000           1,925
Fifth Third Bank (N)
   Series BKNT
   4.200% due 02/23/10                                  1,000             971
FleetBoston Financial Corp.
   6.375% due 05/15/08                                  4,185           4,300
Ford Motor Credit Co.
   7.750% due 02/15/07 (N)                                200             196
   5.450% due 03/21/07 (E)                              2,800           2,743
   7.260% due 11/02/07 (E)                                200             196
GATX Rail Corp.
   6.750% due 05/01/09                                  2,500           2,575
General Electric Capital Corp.
   4.714% due 10/21/10 (E)                              2,000           2,000
   Series MTNA (N)
   4.625% due 09/15/09                                  6,460           6,376
General Mills, Inc.
   5.125% due 02/15/07                                  3,890           3,896
Goldman Sachs Group, Inc.
   4.202% due 10/05/07 (E)                              2,000           2,004
   4.950% due 10/07/11 (E)                              3,000           3,018
   Series MTNB (E)
   4.524% due 07/23/09                                  2,000           2,012
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,584
HSBC Finance Corp.
   4.430% due 02/28/07 (E)                              3,200           3,202
   6.500% due 11/15/08                                 10,130          10,513
International Lease Finance Corp.
   5.625% due 06/01/07 (N)                              1,600           1,609
   6.375% due 03/15/09                                  1,500           1,552
   4.750% due 07/01/09                                  2,250           2,219
   Series MTNP
   3.125% due 05/03/07                                  2,200           2,145
Lehman Brothers Holdings, Inc.
   7.875% due 08/15/10                                  1,000           1,110
   Series MTNG
   3.950% due 11/10/09                                  1,000             958
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,547
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,750           1,911

                                                   Short Duration Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
   4.831% due 10/27/08                                  3,925           3,904
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  4,000           3,912
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,260
Morgan Stanley
   4.765% due 07/27/07 (E)(N)                           3,000           3,004
   3.875% due 01/15/09                                  2,000           1,933
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,339
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,233
New York Life Global Funding (E)(p)
   4.460% due 02/26/07                                  2,500           2,502
Northern States Power
   6.875% due 08/01/09                                  3,000           3,160
Ohio Edison Co.
   4.000% due 05/01/08                                  1,100           1,072
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    400             402
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           1,995
   2.800% due 06/26/08                                  5,600           5,332
Residential Capital Corp.
   6.125% due 11/21/08                                  2,000           2,020
   6.375% due 06/30/10                                  2,000           2,050
SBC Communications Capital Corp.
   Series MTND
   6.680% due 11/28/07                                  1,075           1,100
SLM Corp.
   3.625% due 03/17/08                                  7,200           6,993
Sprint Capital Corp.
   6.375% due 05/01/09                                  3,775           3,902
Texas Eastern Transmission, LP
   5.250% due 07/15/07                                  2,900           2,899
Textron, Inc.
   6.375% due 11/15/08                                  2,500           2,583
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,621
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,080
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  1,650           1,652
US Bank NA
   Series BKNT
   4.125% due 03/17/08                                  1,600           1,574
US Central Credit Union
   2.750% due 05/30/08                                  1,880           1,791

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Bank NA (N)
   Series BKNT
   4.375% due 08/15/08                                  2,250           2,219
Wachovia Corp.
   5.625% due 12/15/08 (N)                              8,200           8,355
   Series * (N)(E)
   4.600% due 07/20/07                                  3,500           3,504
Wells Fargo & Co.
   4.125% due 03/10/08 (N)                                820             807
   6.250% due 04/15/08                                  8,337           8,570
                                                                 ------------
                                                                      214,105
                                                                 ------------

International Debt - 2.7%
Brazilian Government International Bond
   10.271% due 06/29/09 (E)                             1,150           1,337
   8.000% due 01/15/18                                  2,000           2,187
British Telecommunications PLC
   7.000% due 05/23/07                                  1,700           1,740
Eksportfinans A/S
   4.750% due 12/15/08                                  7,800           7,788
Eli Lilly Services, Inc. (E)(p)
   3.907% due 09/12/08                                  4,000           4,002
HBOS Treasury Services PLC (p)
   3.500% due 11/30/07                                  2,000           1,952
   3.750% due 09/30/08                                  1,000             971
HSBC Bank PLC
   6.950% due 03/15/11                                  1,000           1,073
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,494
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   4.689% due 03/14/36                                  1,783           1,786
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,229
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,080
Peru Government International Bond
   9.125% due 01/15/08                                    900             956
Province of Ontario
   5.500% due 10/01/08                                  1,500           1,524
Royal Bank of Scotland PLC (E)(p)
   4.664% due 07/21/08                                    900             900
                                                                 ------------
                                                                       32,019
                                                                 ------------

 112  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mortgage-Backed Securities - 21.3%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  2,320           2,272
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    810             793
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  2,229           2,143
Banc of America Funding Corp. (E)
   Series 2005-D Class A1
   4.116% due 05/25/35                                  9,832           9,572
Banc of America Mortgage Securities
   Series 2004-2 Class 2A1
   5.250% due 03/25/34                                  1,290           1,282
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    355             360
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.487% due 10/20/32                                     49              49
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 5A1
   5.448% due 04/25/33                                    527             524
   Series 2003-8 Class 2A1 (E)
   4.827% due 01/25/34                                    539             533
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.418% due 05/25/35                                  1,529           1,532
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    547             536
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    373             378
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,046
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    762             760
   Series 2003-PWR Class A1
   3.432% due 05/11/39                                    727             701
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,464           1,409
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,379           1,326
Commercial Mortgage Pass Through Certificates
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             960

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    249             251
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    633             628
   Series 2004-12C Class 1A1
   5.000% due 07/25/19                                  3,112           3,042
   Series 2005-34C Class 1A6
   5.500% due 09/25/35                                  3,882           3,875
   Series 2005-73C Class 1A8
   5.500% due 01/25/36                                  3,975           3,956
Credit Suisse First Boston Mortgage (E)(p)
   Series 2002-P3 Class A
   1.691% due 08/25/33                                    269             270
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-AR2 Class 2A2
   5.641% due 10/25/32                                     31              31
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             973
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    869             842
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  1,700           1,652
   Series 2005-C5 Class A1
   5.046% due 08/15/38                                  3,682           3,678
Fannie Mae
   30 Year TBA (I)
   5.500%                                               3,000           2,967
   6.000% due 2008                                         89              91
   5.500% due 2009                                      2,027           2,073
   6.000% due 2010                                        192             195
   6.500% due 2010                                        158             162
   6.000% due 2011                                        205             210
   6.500% due 2011                                        129             133
   4.500% due 2013                                      2,821           2,766
   5.000% due 2013                                      2,854           2,843
   5.500% due 2013                                        374             377
   6.000% due 2013                                        447             456
   6.000% due 2014                                      2,196           2,244
   5.500% due 2016                                      1,275           1,282
   5.000% due 2017                                        101             101
   5.500% due 2017                                      1,969           1,982
   6.000% due 2017                                        203             209
   4.500% due 2018                                        141             137

                                                   Short Duration Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 2018                                      4,491           4,445
   4.500% due 2019                                        336             327
   5.000% due 2019                                        528             522
   4.500% due 2020                                        448             435
   5.000% due 2020                                        370             365
   5.500% due 2022                                      1,390           1,388
   5.500% due 2033                                         86              86
   6.000% due 2033                                         33              33
   5.500% due 2034                                     16,152          16,006
   4.660% due 2035 (E)                                  3,981           3,924
   4.683% due 2035 (E)                                    630             624
   4.900% due 2035 (E)                                 34,865          34,656
   5.500% due 2035                                     22,163          21,934
   4.269% due 2041 (E)                                  1,166           1,181
   4.219% due 2042 (E)                                  1,046           1,051
   Series 1994-1 Class K
   6.500% due 06/25/13                                     64              64
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    509             506
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    314             302
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                    381             379
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  3,500           3,449
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,189
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  2,500           2,458
   Series 2003-67 Class TA
   3.000% due 08/25/17                                  3,816           3,575
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    683             653
   Series 2003-92 Class BR
   5.000% due 04/25/14                                    426             424
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  2,226           2,056
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  2,618           2,591
Fannie Mae Grantor Trust (E)
   Series 2005-T2 Class 1A1
   4.535% due 11/28/35                                    167             167
Fannie Mae-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  1,308           1,326
Federal Home Loan Bank System
   Series 2005-058 Class H
   4.750% due 10/25/10                                  3,976           3,941
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H00 Class A2
   1.876% due 03/15/08                                     72              72
   Series 2005-63 Class 1A1 (E)
   4.526% due 02/25/45                                  1,768           1,776

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   8.000% due 06/01/10                                     35              35
   4.926% due 07/01/35 (E)                              1,000             993
   Series 1993-164 Class PD
   4.500% due 09/15/08                                    116             116
   Series 2003-255 Class PB
   5.500% due 08/15/30                                     74              74
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,475           1,421
   Series 2003-258 Class QK
   4.000% due 04/15/22                                    147             146
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,350           1,292
   Series 2003-262 Class KP
   2.870% due 12/15/16                                  3,154           2,966
   Series 2003-263 Class CD
   4.000% due 10/15/26                                  1,500           1,443
   Series 2003-263 Class NK
   4.000% due 02/15/15                                    449             447
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    900             893
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  2,379           2,309
   Series 2003-271 Class OJ
   3.500% due 03/15/11                                  1,393           1,384
   Series 2004-276 Class EA
   4.500% due 04/15/13                                  1,520           1,507
   Series 2004-276 Class NL
   3.250% due 03/15/14                                  4,097           3,937
   Series 2004-278 Class HE
   4.000% due 09/15/17                                  3,727           3,591
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,576           1,548
   Series 2005-305 Class AP
   5.500% due 01/15/27                                  2,887           2,906
Freddie Mac Gold
   4.000% due 2007                                        957             938
   4.000% due 2008                                        808             790
   4.500% due 2008                                        900             893
   5.500% due 2008                                        111             112
   6.500% due 2008                                        107             110
   5.500% due 2009                                        259             261
   6.000% due 2009                                        164             166
   6.500% due 2009                                        369             377
   6.000% due 2010                                        150             152

 114  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2011                                        525             535
   6.000% due 2013                                        140             143
   5.500% due 2014                                        596             601
   6.000% due 2014                                        145             148
   6.000% due 2016                                        616             629
   5.500% due 2017                                        988             994
   5.000% due 2018                                        605             599
   6.000% due 2028                                        133             136
   5.500% due 2029                                        936             930
   6.000% due 2029                                        277             281
   6.000% due 2031                                        368             372
   6.000% due 2032                                        464             470
   6.000% due 2033                                        792             802
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                  1,480           1,491
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  2,800           2,730
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,688           1,657
Ginnie Mae I
   7.000% due 2007                                          4               4
   6.000% due 2008                                         87              88
   9.500% due 2017                                          1               1
Ginnie Mae II (E)
   3.750% due 2027                                        142             142
   4.000% due 2032                                        282             281
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,740           2,656
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.409% due 06/25/34                                  1,981           1,942
Impac CMB Trust (E)
   Series 2004-2 Class A2
   4.780% due 04/25/34                                    474             474
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    774             756
   Series 2005-LDP Class A1
   4.655% due 08/15/42                                  1,791           1,775
   4.613% due 10/15/42                                  2,618           2,590
   Series 2005-LDP Class A2
   4.790% due 10/15/42                                  2,150           2,114
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                  1,288           1,247
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,825           1,755

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                     57              57
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   4.710% due 06/15/30                                  1,401           1,399
Morgan Stanley Capital I
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,450           1,406
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    740             712
   Series 2005-HQ6 Class A1
   4.646% due 08/13/42                                  1,987           1,967
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A1
   5.020% due 10/15/35                                    242             242
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    320             324
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   4.930% due 02/25/34                                    254             255
   Series 2004-CL1 Class 2A2
   4.930% due 02/25/19                                     65              65
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   4.720% due 07/25/19                                    115             115
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,160           1,099
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   4.327% due 09/19/32                                    103             103
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    111             111
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    410             415
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  1,902           1,849
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,489           1,443
Washington Mutual, Inc.
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    639             635

                                                   Short Duration Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-AR6 Class A (E)
   4.563% due 06/25/42                                    581             582
   Series 2002-AR9 Class 1A (E)
   4.726% due 08/25/42                                  1,268           1,257
   Series 2004-AR1 Class A2A (E)
   4.620% due 11/25/34                                  2,584           2,590
   Series 2005-AR1 Class A1A1 (E)
   4.820% due 10/25/45                                    484             485
Wells Fargo Mortgage Backed Securities
   Series 2005 Class 13
   4.980% due 12/25/33                                  1,300           1,287
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-9 Class 1A1
   4.750% due 10/25/35                                  2,875           2,820
                                                                 ------------
                                                                      256,875
                                                                 ------------

Non-US Bonds - 0.0%
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                            JPY  60,000             514
                                                                 ------------

United States Government Agencies - 0.3%
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,626
   Zero coupon due 04/27/10                               749             677
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,021
                                                                 ------------
                                                                        3,324
                                                                 ------------
United States Government Treasuries - 14.0%
United States Treasury Notes
   3.125% due 05/15/07                                 36,190          35,540
   3.625% due 06/30/07                                 97,310          96,075
   2.750% due 08/15/07                                  4,000           3,894
   4.375% due 11/15/08                                  6,300           6,281
   3.375% due 12/15/08                                 10,450          10,138
   3.375% due 10/15/09                                 17,250          16,594
                                                                 ------------
                                                                      168,522
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $967,015)                                                       954,145
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (A)                                      219           2,337
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,337
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Jun 2006 93.50 Put (94)                             21,973               1
   Sep 2006 92.75 Put (196)                            45,448               1
   Dec 2006 92.25 Put (250)                            57,656               2
   Dec 2006 92.50 Put (395)                            91,344               2
   Dec 2006 92.75 Put (72)                             16,695               2
Swaptions
   USD Three Month LIBOR (Fund Pays)/USD 4.250%
   (Fund Receives)
   Oct 2006 0.00 Call (2)                              11,000               3
   USD Three Month LIBOR (Fund Pays)/USD 4.500%
   (Fund Receives)
   Apr 2006 0.00 Call (1)                               5,000              --
   Aug 2006 0.00 Call (1)                              10,000               6
   Oct 2006 0.00 Call (4)                              31,600              27
   USD Three Month LIBOR (Fund Pays)/USD 4.750%
   (Fund Receives)
   Aug 2006 0.00 Call (1)                               5,000               8
   USD Three Month LIBOR (Fund Pays)/USD 4.800%
   (Fund Receives)
   Feb 2006 0.00 Call (1)                               5,100              --
   Dec 2006 0.00 Call (1)                              12,000              37
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $324)                                                                89
                                                                 ------------


 116  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 21.2%
American Electric Power Co., Inc.
   Series A
   6.125% due 05/15/06                                  5,790           5,808
Aristar, Inc.
   7.250% due 06/15/06                                  3,005           3,031
Associates Corp. of North America
   Series MTNH
   7.250% due 05/08/06                                  2,000           2,013
   7.240% due 05/17/06                                  1,000           1,007
BankAmerica Corp.
   6.200% due 02/15/06                                    750             750
Barclays US Funding, LLC (c)(z)
   4.190% due 02/27/06                                  1,400           1,396
BNP Paribas (c)(z)
   4.235% due 02/14/06                                  5,100           5,092
   4.155% due 02/27/06                                  7,000           6,979
Boeing Co.
   8.100% due 11/15/06                                  2,375           2,431
Brazilian Government International Bond (E)
   5.188% due 04/15/06                                    208             208
British Sky Broadcasting PLC
   7.300% due 10/15/06                                  2,000           2,027
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                    340             340
Citibank New York Commercial Paper (c)(z)
   4.290% due 02/15/06                                 10,000          10,000
Continental Cablevision, Inc.
   8.300% due 05/15/06                                    400             404
COX Communications, Inc.
   7.750% due 08/15/06                                  2,900           2,936
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,204
   4.990% due 05/24/06 (E)                              2,800           2,803
Devon Energy Corp.
   2.750% due 08/01/06                                  4,954           4,894
Dominion Resources, Inc.
   Series G
   3.660% due 11/15/06                                  1,800           1,779
Fannie Mae (E)
   4.376% due 09/22/06                                  1,600           1,599
Fannie Mae Discount Notes (c)(z)
   4.064% due 02/01/06                                 14,400          14,400
Federal National Mortgage Association Discount
   Note (c)(z)
   4.234% due 03/15/06                                 11,000          10,945

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association Discount
   Notes (c)(z)
   4.435% due 04/26/06                                 11,100          10,979
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,484
France Telecom SA
   7.200% due 03/01/06                                  1,200           1,202
Frank Russell Investment Company Money Market
   Fund                                            53,002,334          53,002
General Motors Acceptance Corp.
   5.520% due 04/13/06 (E)                              2,300           2,294
   5.243% due 05/18/06 (E)                                400             398
   6.125% due 09/15/06                                    300             297
   5.500% due 01/16/07 (E)                                200             195
Government Trust Certificate
   8.500% due 04/01/06                                    228             233
GTE Corp.
   6.360% due 04/15/06                                  3,000           3,008
HBOS Treasury Services PLC
   4.190% due 02/27/06 (c)(z)                           3,500           3,489
   4.649% due 01/12/07 (E)(p)                             900             901
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,002
Historic TW, Inc.
   8.110% due 08/15/06                                  2,000           2,030
HSBC Bank PLC
   7.625% due 06/15/06                                  4,500           4,543
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,001
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,469
Kroger Co. (The)
   8.150% due 07/15/06                                  3,885           3,934
NiSource Finance Corp.
   3.200% due 11/01/06                                  2,795           2,757
NiSource, Inc.
   3.628% due 11/01/06                                  1,300           1,287
Northrop Grumman Corp.
   7.000% due 03/01/06                                  2,000           2,003
Pepco Holdings, Inc.
   3.750% due 02/15/06                                  3,654           3,652
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                    682             686
Progress Energy, Inc.
   6.750% due 03/01/06                                  4,000           4,006
Prudential Financial, Inc.
   4.104% due 11/15/06                                    500             497
Rabobank USA Financial Corp. (c)(z)
   4.470% due 02/01/06                                 11,100          11,100

                                                   Short Duration Bond Fund  117

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Safeway, Inc.
   6.150% due 03/01/06                                  4,000           3,999
Societe Generale NA (z)
   4.145% due 02/01/06 (c)                              1,100           1,100
   4.430% due 04/20/06                                  5,900           5,841
Sprint Capital Corp.
   4.780% due 08/17/06                                  3,000           2,996
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                    397             395
Swedbank (c)(z)
   4.170% due 02/03/06                                  5,900           5,899
Swiss Bank Corp.
   7.250% due 09/01/06                                  1,500           1,517
TCI Communications, Inc.
   6.875% due 02/15/06                                  2,109           2,110
Time Warner, Inc.
   6.125% due 04/15/06                                  1,900           1,904
Tyco International Group SA
   6.375% due 02/15/06                                  4,000           4,002
UBS Financial Del, LLC (z)
   4.470% due 02/01/06 (c)                              9,700           9,700
   4.155% due 02/28/06 (c)                                400             399
   4.505% due 04/24/06                                  2,000           1,978
Union Bank Switzerland
   7.250% due 07/15/06                                  1,000           1,010
United States Treasury Bills (c)(z)
   3.978% due 03/02/06 (sec.)                              60              60
   3.987% due 03/02/06 (sec.)                             110             110
   3.988% due 03/02/06 (sec.)                             225             224
   3.991% due 03/02/06 (sec.)                              30              30
   3.916% due 03/16/06 (sec.)                           1,195           1,190
   3.921% due 03/16/06                                    500             498
   4.021% due 03/16/06 (sec.)                             100             100
USX Corp.
   6.650% due 02/01/06                                    600             600
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                  3,785           3,789
Wells Fargo & Co.
   4.581% due 09/15/06 (E)(N)                           3,000           3,003
   Series MTNH
   6.750% due 10/01/06                                  1,930           1,951
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $255,285)                                                       254,900
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 1.4%
Frank Russell Investment Company Money Market
   Fund (X)                                         6,023,238           6,023
State Street Securities Lending Quality Trust
   (X)                                             10,342,987          10,343
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $16,366)                                                         16,366
                                                                 ------------

TOTAL INVESTMENTS - 102.1%
(identified cost $1,241,298)                                        1,227,837

OTHER ASSETS AND LIABILITIES,
NET - (2.1%)                                                          (25,228)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,202,609
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 118  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 12/06 (625)                        148,609              (41)
   expiration date 03/07 (650)                        154,635             (184)
   expiration date 06/07 (373)                         88,760             (135)
   expiration date 09/07 (226)                         53,785              (86)
   expiration date 12/07 (192)                         45,689              (76)

United States Treasury 2 Year Notes expiration
   date 03/06 (67)                                     13,725              (34)

Short Positions
United States Treasury 5 Year Notes expiration
   date 03/06 (292)                                    30,874              198

United States Treasury 10 Year Notes expiration
   date 03/06 (82)                                      8,892               86
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (272)
                                                                  ============
                                                   NOTIONAL          MARKET
OPTIONS WRITTEN                                     AMOUNT           VALUE
(NUMBER OF CONTRACTS)                                 $                $
Eurodollar Futures
   Dec 2006 95.00 Put (12)                              2,850               (6)
   Dec 2006 95.25 Put (338)                            77,951             (271)
   Dec 2006 95.50 Put (40)                              9,550              (49)
Swaptions
GBP 4.500% (Fund Pays)/
   GBP Six Month LIBOR (Fund Receives)
   Dec 2006 0.00 Put (1)                                3,024               (9)
USD Three Month LIBOR (Fund Pays)/
   USD 4.300% (Fund Receives)
   Oct 2006 0.00 Call (1)                               3,000               (4)
USD Three Month LIBOR (Fund Pays)/
   USD 4.310% (Fund Receives)
   Oct 2006 0.00 Call (2)                               3,000               (3)
USD Three Month LIBOR (Fund Pays)/
   USD 4.530% (Fund Receives)
   Aug 2006 0.00 Call (1)                               4,000               (8)
USD Three Month LIBOR (Fund Pays)/
   USD 4.540% (Fund Receives)
   Apr 2006 0.00 Call (1)                               2,000               (1)
   Oct 2006 0.00 Call (2)                               7,700              (24)
USD Three Month LIBOR (Fund Pays)/
   USD 4.560% (Fund Receives)
   Oct 2006 0.00 Call (1)                               6,000              (21)
USD Three Month LIBOR (Fund Pays)/
   USD 4.780% (Fund Receives)
   Aug 2006 0.00 Call (1)                               2,000              (10)
USD Three Month LIBOR (Fund Pays)/
   USD 4.810% (Fund Receives)
   Feb 2006 0.00 Call (1)                               1,100               --
USD Three Month LIBOR (Fund Pays)/
   USD 4.850% (Fund Receives)
   Dec 2006 0.00 Call (1)                               5,000              (44)
                                                                  ------------

Total Liability for Options Written
   (premiums received $638)                                               (450)
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                   Short Duration Bond Fund  119

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             264   JPY           30,307    02/14/06                 (5)
JPY          61,632   USD              535    02/14/06                  8
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                   3
                                                           ==============

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
           COUNTER                  NOTIONAL                                                       TERMINATION         VALUE
            PARTY                    AMOUNT        FUND RECEIVES            FUND PAYS                  DATE              $
-----------------------------   ----------------   -------------   ----------------------------   --------------   --------------
Barclays Bank PLC               GBP    2,800            5.000%     Six Month LIBOR                   06/15/07                  16
                                                                   Consumer Price Index
BNP Paribas                     EUR    1,200            2.090%       (France)                        10/15/10                   6
Goldman                         USD    2,600            5.000%     Three Month LIBOR                 06/21/11                  (2)
Lehman Brothers                 GBP    1,500            4.500%     Six Month LIBOR                   09/20/09                  (9)
Merrill Lynch                   GBP    1,600            4.500%     Six Month LIBOR                   09/20/09                 (10)
UBS                             USD   36,800            5.000%     Three Month LIBOR                 06/21/08                  32
                                                                                                                   --------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $45                                         33
                                                                                                                   ==============

See accompanying notes which are an integral part of the schedules of investments.

 120  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS- 93.6%
Auto and Transportation - 2.6%
Alaska Air Group, Inc. (AE)(N)                          3,800             121
Burlington Northern Santa Fe Corp.                      7,270             583
CH Robinson Worldwide, Inc. (N)                        11,320             458
Expeditors International Washington, Inc.              13,500             993
FedEx Corp.                                             5,800             587
Freightcar America, Inc.                                3,000             172
Hayes Lemmerz International, Inc. (AE)(N)              10,200              38
Mesa Air Group, Inc. (AE)(N)                           12,700             148
Norfolk Southern Corp.                                  9,600             478
United Parcel Service, Inc. Class B                    12,500             936
                                                                 ------------
                                                                        4,514
                                                                 ------------

Consumer Discretionary - 19.2%
24/7 Real Media, Inc. (AE)(N)                          21,300             193
Activision, Inc. (AE)                                  37,100             532
Alloy, Inc. (AE)                                       18,600              52
AMN Healthcare Services, Inc. (AE)                     14,300             288
Apollo Group, Inc. Class A (AE)                        12,000             668
BJ's Restaurants, Inc. (AE)(N)                          3,500              88
Buca, Inc. (AE)(N)                                     19,900             119
Casual Male Retail Group, Inc. (AE)                    20,200             152
Charlotte Russe Holding, Inc. (AE)                      8,800             144
Chemed Corp.                                            3,400             181
Chico's FAS, Inc. (AE)                                 22,070             961
CNET Networks, Inc. (AE)                                7,400             111
Coach, Inc. (AE)                                       32,910           1,183
Cross Country Healthcare, Inc. (AE)                     6,200             123
Crown Media Holdings, Inc. Class A (AE)(N)             12,100             110
dELiA*s, Inc. (AE)(N)                                   9,300              87
Design Within Reach, Inc. (AE)(N)                      14,900             107
DiamondCluster International, Inc. (AE)                10,800             103
eBay, Inc. (AE)                                        59,570           2,567
Electronic Arts, Inc. (AE)                             45,450           2,481
Emerson Radio Corp. (AE)                               23,200              71
Google, Inc. Class A (AE)                               9,572           4,147
Gray Television, Inc.                                  12,400             110
Gymboree Corp. (AE)                                    12,400             306
Home Depot, Inc.                                       31,600           1,281
International Game Technology                          40,340           1,443
J Jill Group, Inc. (AE)                                 6,200             120
Kohl's Corp. (AE)                                      27,500           1,221
Liberty Global, Inc. (AE)
   Series A                                             5,000             107
Liberty Global, Inc. (AE)
   Series C                                            22,000             445

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LIFE TIME Fitness, Inc. (AE)(N)                         3,600             139
Lifeline Systems, Inc. (AE)(N)                          5,800             273
LoJack Corp. (AE)                                       5,000             123
MGM Mirage (AE)                                        21,000             778
Monster Worldwide, Inc. (AE)                            2,900             124
MPS Group, Inc. (AE)                                   12,200             173
Multimedia Games, Inc. (AE)(N)                         11,100             105
Nordstrom, Inc.                                        11,900             496
Office Depot, Inc. (AE)                                16,100             534
On Assignment, Inc. (AE)                                9,200             114
Royal Caribbean Cruises, Ltd. (N)                       6,300             258
Sears Holdings Corp. (AE)(N)                            8,000             972
Sharper Image Corp. (AE)(N)                             7,600              69
Sportsman's Guide, Inc. (The) (AE)                      4,700             109
Stamps.com, Inc. (AE)                                   4,700             134
Staples, Inc.                                          47,000           1,114
Starbucks Corp. (AE)                                   29,686             941
Starwood Hotels & Resorts Worldwide, Inc. (o)          31,790           1,933
Steven Madden, Ltd.                                     5,100             155
Texas Roadhouse, Inc. Class A (AE)(N)                   5,800              90
Topps Co., Inc. (The) (N)                              14,900             115
Triple Crown Media, Inc. (AE)                             840               6
Tweeter Home Entertainment Group, Inc. (AE)            10,400              86
Urban Outfitters, Inc. (AE)(N)                         24,700             675
Valuevision Media, Inc. Class A (AE)                    9,700             119
Ventiv Health, Inc. (AE)                                6,600             168
Wal-Mart Stores, Inc.                                  49,300           2,273
WebSideStory, Inc. (AE)(N)                              6,500             131
Weight Watchers International, Inc. (AE)               10,000             470
XM Satellite Radio Holdings, Inc. Class A (AE)         42,500           1,113
Yahoo!, Inc. (AE)                                      22,000             755
                                                                 ------------
                                                                       34,046
                                                                 ------------

Consumer Staples - 8.1%
Altria Group, Inc.                                      9,300             673
Coca-Cola Co. (The)                                    19,400             803
Colgate-Palmolive Co.                                  12,600             691
CVS Corp.                                              37,600           1,044
PepsiCo, Inc.                                          60,915           3,483
Procter & Gamble Co.                                   98,122           5,812

                                                         Select Growth Fund  121

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Walgreen Co.                                           24,000           1,039
Whole Foods Market, Inc.                               12,030             888
                                                                 ------------
                                                                       14,433
                                                                 ------------

Financial Services - 7.6%
American Express Co.                                   47,374           2,485
American International Group, Inc.                     23,190           1,518
Capital One Financial Corp.                            13,200           1,100
Charles Schwab Corp. (The) (AE)                        46,160             683
Chicago Mercantile Exchange Holdings, Inc.              3,760           1,591
Commerce Bancorp, Inc.                                 18,800             629
Cybersource Corp. (AE)(N)                              33,896             294
ECC Capital Corp. (o)                                  31,200              69
First Data Corp.                                       37,500           1,691
HealthExtras, Inc. (AE)(N)                              2,000              66
MCF Corp. (AE)                                         19,600              19
Merrill Lynch & Co., Inc.                              19,010           1,427
Moody's Corp.                                          13,500             855
Paychex, Inc.                                          21,000             763
Pico Holdings, Inc. (AE)                                3,800             134
Rewards Network, Inc. (AE)(N)                          12,000              83
                                                                 ------------
                                                                       13,407
                                                                 ------------
Health Care - 17.2%
Albany Molecular Research, Inc. (AE)                    7,900              90
Allergan, Inc.                                         16,980           1,976
Amgen, Inc. (AE)                                       20,300           1,480
Arthrocare Corp. (AE)(N)                                5,623             252
Barr Pharmaceuticals, Inc. (AE)                         2,000             131
Biogen Idec, Inc. (AE)(N)                              15,760             705
Bruker BioSciences Corp. (AE)                          20,400             100
Cardinal Health, Inc.                                  13,900           1,001
Caremark Rx, Inc. (AE)                                 41,165           2,029
Cellegy Pharmaceuticals, Inc. (AE)                     14,300              10
Cutera, Inc. (AE)                                       6,300             172
Cytyc Corp. (AE)                                        8,000             241
DaVita, Inc. (AE)                                      10,900             597
Dendreon Corp. (AE)(N)                                 11,900              60
Digene Corp. (AE)(N)                                    5,300             176
Express Scripts, Inc. (AE)(N)                          12,640           1,154
Genentech, Inc. (AE)                                   37,685           3,238
Genzyme Corp. (AE)                                     10,750             763
Gilead Sciences, Inc. (AE)                             25,645           1,561
GTx, Inc. (AE)(N)                                       9,100              96
Hologic, Inc. (AE)                                      3,700             190
Human Genome Sciences, Inc. (AE)(N)                    49,800             548
ICU Medical, Inc. (AE)(N)                               3,400             123
Illumina, Inc. (AE)(N)                                  5,300             114
Kinetic Concepts, Inc. (AE)                            10,500             380

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lifecell Corp. (AE)                                     6,300             137
Lifecore Biomedical, Inc. (AE)                          2,600              35
Medco Health Solutions, Inc. (AE)                      12,200             660
Medimmune, Inc. (AE)                                   11,800             403
Medtronic, Inc.                                        30,030           1,696
Meridian Bioscience, Inc.                               2,900              72
Natus Medical, Inc. (AE)                                7,300             138
Neose Technologies, Inc. (AE)                          16,300              37
Novartis AG - ADR                                       6,100             336
Omnicare, Inc.                                         11,300             562
Omnicell, Inc. (AE)(N)                                 14,800             171
OraSure Technologies, Inc. (AE)(N)                     10,500             115
Panacos Pharmaceuticals, Inc. (AE)(N)                  49,300             456
Phase Forward, Inc. (AE)(N)                             8,300              77
Rita Medical Systems, Inc. (AE)(N)                     19,500              89
Schering-Plough Corp.                                  15,300             293
SonoSite, Inc. (AE)(N)                                  4,800             189
St. Jude Medical, Inc. (AE)                            25,590           1,257
UnitedHealth Group, Inc.                               59,090           3,511
Valeant Pharmaceuticals International                  19,300             347
Varian Medical Systems, Inc. (AE)                       6,100             367
WellPoint, Inc. (AE)                                   11,100             853
Wyeth                                                  12,700             587
Zimmer Holdings, Inc. (AE)                             13,000             896
                                                                 ------------
                                                                       30,471
                                                                 ------------

Materials and Processing - 2.8%
Archer-Daniels-Midland Co.                             38,045           1,198
Cemex SA de CV - ADR                                    8,240             544
Harsco Corp.                                            2,500             198
Housevalues, Inc. (AE)(N)                               6,100             102
Insituform Technologies, Inc. Class A (AE)              6,800             173
Monsanto Co.                                           16,200           1,371
Myogen, Inc. (AE)(N)                                    4,200             157
PDL BioPharma, Inc. (AE)(N)                             3,800             111
Praxair, Inc.                                          18,000             948
Unifi, Inc. (AE)                                       27,100              86
                                                                 ------------
                                                                        4,888
                                                                 ------------

 122  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 3.7%
General Electric Co.                                  177,598           5,817
Textron, Inc.                                           6,100             515
Trinity Industries, Inc.                                5,900             301
                                                                 ------------
                                                                        6,633
                                                                 ------------

Other Energy - 2.6%
Baker Hughes, Inc.                                     11,900             921
ENSCO International, Inc.                               4,200             215
EOG Resources, Inc.                                     9,500             803
Foundation Coal Holdings, Inc. (N)                      1,700              76
Grant Prideco, Inc. (AE)                                8,200             411
Halliburton Co.                                         8,170             650
National-Oilwell Varco, Inc. (AE)                       1,900             144
Newfield Exploration Co. (AE)                          18,500             969
Petroquest Energy, Inc. (AE)(N)                        11,300             130
Todco Class A                                           4,600             205
                                                                 ------------
                                                                        4,524
                                                                 ------------

Producer Durables - 5.1%
American Tower Corp. Class A (AE)                       5,400             167
Applied Materials, Inc. (N)                           159,087           3,031
ASML Holding NV Class G (AE)(N)                         8,900             201
Boeing Co.                                             28,615           1,955
BTU International, Inc. (AE)                            7,000             109
Caterpillar, Inc.                                      11,400             774
Cymer, Inc. (AE)                                        4,900             221
Distributed Energy Systems
   Corp. (AE)(N)                                       14,500             148
Entegris, Inc. (AE)                                    13,527             142
ESCO Technologies, Inc. (AE)                            6,700             329
General Cable Corp. (AE)                                8,000             196
Hurco Cos., Inc. (AE)                                   4,400             152
Intevac, Inc. (AE)(N)                                   8,222             131
KLA-Tencor Corp.                                       14,990             779
Ladish Co., Inc. (AE)                                   5,000             122
Radyne Corp. (AE)(N)                                   11,300             155
SBA Communications Corp. Class A (AE)                   5,300             116
Southern Energy Homes, Inc. (AE)                        6,900              40
Teradyne, Inc. (AE)                                    14,600             254
                                                                 ------------
                                                                        9,022
                                                                 ------------

Technology - 23.8%
Actuate Corp. (AE)                                     16,200              65
Adobe Systems, Inc.                                    20,000             794
Advanced Micro Devices, Inc. (AE)                      28,300           1,185
Advent Software, Inc. (AE)(N)                           8,400             221
Agile Software Corp. (AE)                              30,900             199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Akamai Technologies, Inc. (AE)(N)                      12,500             273
American Science & Engineering, Inc. (AE)(N)            2,700             173
Apple Computer, Inc. (AE)                              25,384           1,917
Art Technology Group, Inc. (AE)                        46,100             129
ATI Technologies, Inc. (AE)                            29,800             532
Avid Technology, Inc. (AE)                              3,400             169
Blue Coat Systems, Inc. (AE)                            3,600             148
Broadcom Corp. Class A (AE)                            23,050           1,572
Cadence Design Systems, Inc. (AE)                      13,400             237
Captaris, Inc. (AE)                                    15,100              58
Centillium Communications, Inc. (AE)                   26,526              89
Checkpoint Systems, Inc. (AE)(N)                        4,600             124
Cisco Systems, Inc. (AE)                               43,600             810
Comverse Technology, Inc. (AE)                          6,200             170
Corning, Inc. (AE)                                     53,045           1,292
Daktronics, Inc. (N)                                    3,500             106
EMC Corp. (AE)                                        109,007           1,461
Equinix, Inc. (AE)(N)                                   5,200             244
Foundry Networks, Inc. (AE)                             8,300             125
Gartner, Inc. (AE)                                     12,200             168
Hewlett-Packard Co.                                    47,210           1,472
Ibasis, Inc. (AE)(N)                                   19,800              43
Informatica Corp. (AE)                                 17,600             259
Integrated Device Technology, Inc. (AE)                 9,900             138
Intermagnetics General Corp. (AE)                       5,500             222
Intersil Corp. Class A                                  3,800             110
Intuit, Inc. (AE)                                      17,500             916
Juniper Networks, Inc. (AE)(N)                         44,500             807
Lawson Software, Inc. (AE)(N)                          25,100             185
Manugistics Group, Inc. (AE)                           32,000              68
Marvell Technology Group, Ltd. (AE)                    20,100           1,375
Matrixone, Inc. (AE)(N)                                30,500             152
Maxim Integrated Products, Inc.                        27,300           1,120
Micron Technology, Inc. (AE)(N)                        73,040           1,072
Microsoft Corp.                                       195,700           5,509
MIPS Technologies, Inc. (AE)                           14,600             133
Monolithic Power Systems, Inc. (AE)                     8,700             150
Motorola, Inc.                                         90,100           2,046
Napster, Inc. (AE)(N)                                  23,400              91
National Semiconductor Corp.                           48,200           1,360
NAVTEQ Corp. (AE)                                      16,500             741
Neoware Systems, Inc. (AE)(N)                           7,500             204
Nuance Communications, Inc. (AE)(N)                    22,500             192
Openwave Systems, Inc. (AE)(N)                          6,500             140
PMC - Sierra, Inc. (AE)(N)                             12,000             114

                                                         Select Growth Fund  123

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Qualcomm, Inc.                                         95,320           4,572
Rackable Systems, Inc. (AE)                             6,800             204
Redback Networks, Inc. (AE)                            27,920             470
Saba Software, Inc. (AE)                               18,325              92
Safeguard Scientifics, Inc. (AE)(N)                    35,500              76
SanDisk Corp. (AE)                                     32,500           2,189
Seachange International, Inc. (AE)(N)                  18,400             153
Selectica, Inc. (AE)                                   13,800              40
Semtech Corp. (AE)                                     11,400             220
Silicon Image, Inc. (AE)(N)                            42,700             494
SYKES Enterprises, Inc. (AE)                           10,500             136
Texas Instruments, Inc.                                30,500             892
Transwitch Corp. (AE)                                  49,800              90
Ultimate Software Group, Inc. (AE)(N)                   7,800             170
Viasat, Inc. (AE)                                       8,900             224
Viisage Technology, Inc. (AE)(N)                        2,900              52
Vishay Intertechnology, Inc. (AE)                      24,000             380
Volterra Semiconductor Corp. (AE)                       1,900              35
WatchGuard Technologies, Inc. (AE)                     17,600              71
Xilinx, Inc.                                           25,700             724
                                                                 ------------
                                                                       42,164
                                                                 ------------

Utilities - 0.9%
America Movil SA de CV
   Series L                                            21,704             732
MDU Communications International, Inc. (AE)            29,200              40
Sprint Nextel Corp.                                    33,000             755
Talk America Holdings, Inc. (AE)(N)                    11,400             110
                                                                 ------------
                                                                        1,637
                                                                 ------------

TOTAL COMMON STOCKS
(cost $138,092)                                                       165,739
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.7%
Frank Russell Investment Company Money Market
   Fund                                            11,167,000          11,167
United States Treasury Bills (c)(z)(sec.) 4.028%
   due 03/16/06                                           800             796
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $11,963)                                                         11,963
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 10.8%
Frank Russell Investment Company Money Market
   Fund (X)                                         7,068,500           7,069
State Street Securities Lending Quality Trust
   (X)                                             12,137,891          12,138
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $19,207)                                                         19,207
                                                                 ------------

TOTAL INVESTMENTS - 111.1%
(identified cost $169,262)                                            196,909

OTHER ASSETS AND LIABILITIES,
NET - (11.1%)                                                         (19,601)
                                                                 ------------

NET ASSETS - 100.0%                                                   177,308
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 124  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index (CME)
   expiration date 03/06 (21)                               3,611                 58

Russell 1000 Growth Index
   expiration date 03/06 (11)                               2,874                (15)

S&P 500 E-Mini Index (CME)
   expiration date 03/06 (15)                                 963                 (2)

S&P 500 Index (CME)
   expiration date 03/06 (13)                               4,172                 13
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         54
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Select Growth Fund  125

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.4%
Auto and Transportation - 1.7%
Aviall, Inc. (AE)(N)                                   15,749             544
Burlington Northern Santa Fe Corp.                     15,420           1,235
CNF, Inc.                                               3,620             185
Fleetwood Enterprises, Inc. (AE)(N)                    32,340             385
Goodyear Tire & Rubber Co. (The) (AE)(N)               32,600             510
Keystone Automotive Industries, Inc. (AE)              15,391             585
Norfolk Southern Corp.                                  5,750             287
Polaris Industries, Inc. (N)                           10,900             595
United Parcel Service, Inc. Class B                    13,600           1,019
Wabash National Corp. (N)                               9,997             213
Wabtec Corp.                                           18,140             573
                                                                 ------------
                                                                        6,131
                                                                 ------------
Consumer Discretionary - 10.5%
Abercrombie & Fitch Co. Class A                         7,000             465
Accenture, Ltd. Class A (N)                            63,660           2,007
Administaff, Inc. (N)                                   5,929             255
Advo, Inc.                                             12,672             417
Arbitron, Inc.                                          8,556             340
Boyd Gaming Corp. (N)                                  23,500           1,062
California Pizza Kitchen, Inc. (AE)(N)                 11,710             383
Casual Male Retail Group, Inc. (AE)(N)                 49,136             370
CBS Corp. Class B                                      16,277             425
Copart, Inc. (AE)                                      10,486             264
Corinthian Colleges, Inc. (AE)                         27,099             344
Cost Plus, Inc. (AE)(N)                                13,823             270
DeVry, Inc. (AE)(N)                                    16,696             384
DiamondCluster International, Inc. (AE)                43,356             412
Family Dollar Stores, Inc. (N)                         41,200             987
Federated Department Stores, Inc.                      17,400           1,159
Gap, Inc. (The)                                        48,790             883
Harman International Industries, Inc.                  10,900           1,199
Harrah's Entertainment, Inc.                           36,100           2,657
Hasbro, Inc.                                           68,880           1,460
Home Depot, Inc.                                       27,900           1,131
International Flavors & Fragrances, Inc.               16,200             534
Jarden Corp. (AE)(N)                                   10,160             250
JC Penney Co., Inc.                                    62,500           3,488
Kimberly-Clark Corp.                                   27,220           1,555
Limited Brands, Inc.                                   48,600           1,150
Lowe's Cos., Inc.                                       3,910             248
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)(N)                                              9,227             198
McDonald's Corp.                                       81,600           2,857
Newell Rubbermaid, Inc. (N)                            29,500             697
OfficeMax, Inc.                                        20,900             597

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Playboy Enterprises, Inc. Class B (AE)(N)              27,579             412
Polo Ralph Lauren Corp.                                12,900             731
Reader's Digest Association, Inc. (The)                26,290             418
Reed Elsevier PLC - ADR                                14,640             558
RR Donnelley & Sons Co.                                25,600             835
Sabre Holdings Corp. Class A                           23,700             581
School Specialty, Inc. (AE)                             9,097             342
Service Corp. International                            40,282             330
ServiceMaster Co. (The)                                46,500             602
Time Warner, Inc.                                      56,500             990
TJX Cos., Inc.                                          7,180             183
Tribune Co. (N)                                        12,150             352
VF Corp.                                               10,300             571
Viacom, Inc. Class B (AE)                              16,277             675
Walt Disney Co.                                        56,060           1,419
Waste Management, Inc.                                 25,100             793
                                                                 ------------
                                                                       38,240
                                                                 ------------

Consumer Staples - 4.2%
Altria Group, Inc.                                     60,490           4,376
Coca-Cola Co. (The)                                    19,330             800
Colgate-Palmolive Co.                                  16,300             895
Del Monte Foods Co. (N)                                30,771             329
Diageo PLC - ADR (N)                                   10,360             622
HJ Heinz Co.                                           51,800           1,758
Kellogg Co.                                            28,020           1,202
Kroger Co. (The) (AE)                                  52,600             968
Lance, Inc. (N)                                        20,043             434
Molson Coors Brewing Co. Class B (N)                   13,200             825
Nestle SA - ADR                                         7,070             517
PepsiCo, Inc.                                           7,180             410
Procter & Gamble Co.                                   13,400             794
Sara Lee Corp.                                         26,870             491
UST, Inc. (AE)(N)                                      23,700             923
                                                                 ------------
                                                                       15,344
                                                                 ------------

Financial Services - 24.1%
AG Edwards, Inc.                                       20,600             980
Allstate Corp. (The)                                   33,890           1,764
American Express Co.                                   15,510             813
American International Group, Inc.                     50,900           3,332
AmeriCredit Corp. (AE)                                 29,200             840
Ameriprise Financial, Inc.                              2,016              82
AmSouth Bancorp                                        21,100             583
AON Corp.                                              23,700             811
Assurant, Inc.                                         26,900           1,235

 126  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp.                                 203,406           8,997
Bank of New York Co., Inc. (The)                       26,900             856
Bear Stearns Cos., Inc. (The)                          17,600           2,226
BISYS Group, Inc. (The) (AE)                           22,787             330
Chubb Corp.                                             5,860             553
Cigna Corp.                                            12,600           1,532
Citigroup, Inc.                                       162,420           7,566
Countrywide Financial Corp.                            27,700             926
Cullen/Frost Bankers, Inc.                              9,000             484
Dow Jones & Co., Inc. (N)                              22,300             848
E*Trade Financial Corp. (AE)                           49,500           1,178
Fannie Mae                                             24,670           1,429
First Data Corp.                                       60,313           2,720
First Industrial Realty Trust, Inc. (o)(N)              8,687             339
First Marblehead Corp. (The) (N)                        6,289             204
Franklin Resources, Inc.                                4,530             446
Freddie Mac                                            48,550           3,295
GATX Corp. (N)                                         11,914             473
Goldman Sachs Group, Inc.                              19,930           2,815
Hanover Insurance Group, Inc. (The)                    10,458             507
Hartford Financial Services Group, Inc.                23,890           1,964
Host Marriott Corp. (o)                                33,200             662
Huntington Bancshares, Inc.                            45,100           1,046
JPMorgan Chase & Co.                                   92,700           3,685
Kronos, Inc. (AE)                                       6,470             254
Lehman Brothers Holdings, Inc.                         12,590           1,768
Lincoln National Corp.                                  5,100             278
Loews Corp.                                            13,300           1,313
Mellon Financial Corp.                                 25,580             902
Merrill Lynch & Co., Inc.                              66,500           4,992
Metlife, Inc.                                          62,570           3,138
Morgan Stanley                                         37,900           2,329
North Fork Bancorporation, Inc.                        25,700             661
PNC Financial Services Group, Inc.                     18,500           1,200
Prudential Financial, Inc.                             15,800           1,190
RenaissanceRe Holdings, Ltd.                           10,000             453
South Financial Group, Inc. (The) (N)                  22,800             595
St. Paul Travelers Cos., Inc. (The)                    27,300           1,239
SunTrust Banks, Inc.                                   40,940           2,925
UBS AG (N)                                             24,790           2,697
US Bancorp                                             62,200           1,860
Washington Mutual, Inc.                                42,800           1,811
Wells Fargo & Co.                                       9,970             622
Westamerica Bancorporation                              4,719             254
Zions Bancorporation                                   19,800           1,566
                                                                 ------------
                                                                       87,568
                                                                 ------------

Health Care - 10.5%
Abbott Laboratories                                    41,220           1,779
Amgen, Inc. (AE)                                       42,100           3,069
Baxter International, Inc.                             25,020             922

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Biogen Idec, Inc. (AE)                                 56,815           2,542
Boston Scientific Corp. (AE)                           36,800             805
Coventry Health Care, Inc. (AE)                        11,800             703
Eli Lilly & Co.                                        23,430           1,327
Forest Laboratories, Inc. (AE)                         27,700           1,282
Gentiva Health Services, Inc. (AE)(N)                  25,303             480
Genzyme Corp. (AE)                                     14,200           1,007
Guidant Corp.                                          60,000           4,416
Johnson & Johnson                                      40,190           2,313
KV Pharmaceutical Co. Class A (AE)(N)                  23,222             558
LifePoint Hospitals, Inc. (AE)                         10,489             324
Merck & Co., Inc.                                      65,380           2,256
Par Pharmaceutical Cos., Inc. (AE)(N)                  15,237             504
Pfizer, Inc.                                          153,000           3,929
PolyMedica Corp. (N)                                   12,132             482
PSS World Medical, Inc. (AE)                           36,000             639
Rotech Healthcare, Inc. (AE)(N)                        15,235             251
Sepracor, Inc. (AE)                                     8,000             440
Serologicals Corp. (AE)(N)                             11,720             262
Sunrise Senior Living, Inc. (AE)(N)                     9,299             338
UnitedHealth Group, Inc.                               35,300           2,097
US Physical Therapy, Inc. (AE)                         18,559             345
WellPoint, Inc. (AE)                                   40,400           3,103
Wyeth                                                  45,860           2,121
                                                                 ------------
                                                                       38,294
                                                                 ------------

Integrated Oils - 5.4%
Amerada Hess Corp.                                      5,900             913
Chevron Corp.                                          80,782           4,797
ConocoPhillips                                         37,600           2,433
Exxon Mobil Corp.                                     121,240           7,608
Marathon Oil Corp.                                     16,500           1,268
Total SA - ADR (N)                                     19,950           2,760
                                                                 ------------
                                                                       19,779
                                                                 ------------

Materials and Processing - 7.9%
Acuity Brands, Inc.                                    12,364             468
Air Products & Chemicals, Inc.                         13,950             861
Airgas, Inc.                                           11,847             459
Allegheny Technologies, Inc. (N)                       12,700             658
American Standard Cos., Inc.                           34,500           1,242
Archer-Daniels-Midland Co.                             59,240           1,866
Avery Dennison Corp. (N)                               12,400             741
Bemis Co.                                              32,000             977
BHP Billiton, Ltd. - ADR (N)                           27,000           1,065

                                                          Select Value Fund  127

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bowater, Inc. (N)                                      36,530             999
Cabot Corp. (N)                                        10,400             408
Commercial Metals Co. (N)                               8,367             396
Crown Holdings, Inc. (AE)                              50,600             947
Dow Chemical Co. (The)                                 62,200           2,631
EI Du Pont de Nemours & Co.                            51,050           1,999
International Paper Co.                                59,870           1,954
Lyondell Chemical Co.                                  26,600             639
Masco Corp.                                            60,690           1,799
MeadWestvaco Corp.                                     37,600           1,004
Nalco Holding Co. (AE)                                 11,050             204
Packaging Corp. of America                             36,900             856
PPG Industries, Inc.                                   20,340           1,210
Praxair, Inc.                                           5,430             286
Rohm & Haas Co.                                        15,600             794
RPM International, Inc. (N)                            23,200             438
Sherwin-Williams Co. (The)                              5,910             313
Smurfit-Stone Container Corp. (AE)(N)                  17,870             229
Spartech Corp. (N)                                     14,375             345
Syngenta AG - ADR (N)                                  31,960             816
Valspar Corp. (N)                                      25,900             705
Weyerhaeuser Co.                                       16,400           1,144
Worthington Industries, Inc.                           14,245             294
                                                                 ------------
                                                                       28,747
                                                                 ------------

Miscellaneous - 3.3%
3M Co.                                                 19,500           1,419
Fortune Brands, Inc.                                   14,200           1,064
General Electric Co.                                   73,100           2,394
Hillenbrand Industries, Inc.                           13,100             645
Honeywell International, Inc.                          35,900           1,379
Johnson Controls, Inc.                                 10,400             720
Textron, Inc.                                          30,900           2,610
Tyco International, Ltd.                               70,970           1,849
                                                                 ------------
                                                                       12,080
                                                                 ------------
Other Energy - 5.7%
Brigham Exploration Co. (AE)                           17,504             216
Cal Dive International, Inc. (AE)(N)                   13,072             549
Chesapeake Energy Corp. (N)                           106,300           3,725
Cimarex Energy Co. (N)                                 36,900           1,681
Devon Energy Corp.                                     37,950           2,589
Encore Acquisition Co. (AE)                            11,862             429
EOG Resources, Inc.                                    26,860           2,271
Global Industries, Ltd. (AE)                           24,105             337
Hanover Compressor Co. (AE)(N)                         28,389             470
James River Coal Co. (AE)(N)                            8,688             370
Kerr-McGee Corp.                                       24,200           2,671
Matrix Service Co. (AE)(N)                             31,756             339
Noble Corp.                                             5,930             477
Remington Oil & Gas Corp. (AE)(N)                       4,499             201
Sunoco, Inc.                                           12,800           1,219

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Transocean, Inc. (AE)                                  27,700           2,248
Valero Energy Corp.                                    17,200           1,074
                                                                 ------------
                                                                       20,866
                                                                 ------------

Producer Durables - 7.8%
Agilent Technologies, Inc. (AE)                        73,600           2,496
American Power Conversion Corp.                        49,000           1,161
Ametek, Inc.                                            6,793             279
Applied Signal Technology, Inc. (N)                    12,062             279
BE Aerospace, Inc. (AE)                                28,131             591
Boeing Co.                                             26,200           1,790
C&D Technologies, Inc. (N)                             46,111             383
Champion Enterprises, Inc. (AE)(N)                     35,495             487
Cognex Corp.                                           12,504             365
Cooper Industries, Ltd. Class A                         9,470             773
Crane Co.                                              12,192             455
Deere & Co.                                            24,020           1,724
Diebold, Inc.                                          15,500             606
Dover Corp.                                            11,300             519
Esterline Technologies Corp. (AE)                      12,178             504
Federal Signal Corp.                                   17,767             315
General Cable Corp. (AE)                               23,708             581
Hubbell, Inc. Class B                                  18,600             836
IDEX Corp.                                              9,499             437
Illinois Tool Works, Inc.                               8,360             705
Lennar Corp. Class A (N)                               28,200           1,764
Lockheed Martin Corp.                                  37,750           2,554
Northrop Grumman Corp.                                 31,720           1,971
Park-Ohio Holdings Corp. (AE)(N)                       13,520             223
Teradyne, Inc. (AE)                                    29,500             514
Terex Corp. (AE)                                        7,500             529
United Technologies Corp.                              43,810           2,557
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 7,581             375
WW Grainger, Inc.                                       6,640             471
Xerox Corp. (AE)                                      145,800           2,086
                                                                 ------------
                                                                       28,330
                                                                 ------------

Technology - 4.8%
Analog Devices, Inc.                                   10,200             406
Avid Technology, Inc. (AE)                              8,634             429
Cisco Systems, Inc. (AE)                               23,340             434
Corning, Inc. (AE)                                     39,600             964
EMC Corp. (AE)                                         53,600             718
Filenet Corp. (AE)                                      9,373             263
Freescale Semiconductor, Inc. Class A (AE)(N)          37,100             934
General Dynamics Corp.                                 15,300           1,780

 128  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hewlett-Packard Co.                                    80,800           2,519
Integrated Device Technology, Inc. (AE)                30,123             419
Intel Corp.                                            16,000             340
International Business Machines Corp.                  32,300           2,626
Internet Security Systems, Inc. (AE)                   12,240             261
IXYS Corp. (AE)(N)                                     28,675             308
L-3 Communications Holdings, Inc.                      19,700           1,596
Mantech International Corp. Class A (AE)               15,853             443
Motorola, Inc.                                         31,100             706
National Semiconductor Corp.                           22,300             629
Oracle Corp. (AE)                                      40,840             514
Seagate Technology (N)                                 21,400             558
Seagate Technology, Inc. (AE)                           1,900              --
Sybase, Inc. (AE)                                      16,169             349
Symantec Corp. (AE)                                    14,100             259
                                                                 ------------
                                                                       17,455
                                                                 ------------

Utilities - 8.5%
Allegheny Energy, Inc. (AE)                             4,100             143
Alltel Corp.                                           52,100           3,128
America Movil SA de CV
   Series L                                            45,800           1,545
AT&T, Inc.                                             92,000           2,387
BellSouth Corp.                                        39,600           1,139
Citizens Communications Co.                            75,900             931
CMS Energy Corp. (AE)                                  29,600             428
Consolidated Edison, Inc. (N)                          19,300             907
Constellation Energy Group, Inc.                       25,800           1,503
Dominion Resources, Inc.                               31,050           2,345
Edison International                                   14,000             614
Entergy Corp.                                           4,690             326
Exelon Corp.                                           21,320           1,224
FPL Group, Inc.                                        23,610             987
Northeast Utilities                                    55,500           1,103
NSTAR (N)                                              19,900             572
PPL Corp.                                              37,080           1,117
Progress Energy, Inc.                                   1,300              --
Public Service Enterprise Group, Inc.                   6,350             442
Sprint Nextel Corp.                                   171,490           3,926
TXU Corp.                                               8,820             447
Valor Communications Group, Inc. (N)                   39,600             467
Verizon Communications, Inc.                          127,040           4,022
Vodafone Group PLC - ADR                               49,453           1,044
                                                                 ------------
                                                                       30,747
                                                                 ------------

TOTAL COMMON STOCKS
(cost $288,658)                                                       343,581
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.6%
Frank Russell Investment Company
   Money Market Fund                               19,305,000          19,305
United States Treasury Bills (c)(z)(sec.)
   4.028% due 03/16/06                                  1,000             995
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $20,300)                                                         20,300
                                                                 ------------

OTHER SECURITIES - 9.6%
Frank Russell Investment Company
   Money Market Fund (X)                           12,913,222          12,913
State Street Securities Lending Quality Trust
   (X)                                             22,174,334          22,174
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $35,087)                                                         35,087
                                                                 ------------

TOTAL INVESTMENTS - 109.6%
(identified cost $344,045)                                            398,968

OTHER ASSETS AND LIABILITIES,
NET - (9.6%)                                                          (34,845)
                                                                 ------------

NET ASSETS - 100.0%                                                   364,123
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          Select Value Fund  129

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 03/06 (29)                              10,342                337

S&P 500 E-Mini Index (CME) expiration date 03/06
   (15)                                                       963                  1

S&P 500 Index (CME)
   expiration date 03/06 (27)                               8,664                 38
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        376
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 130  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(ffl) In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(sec.)All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

ARS - Argentine peso                     HKD - Hong Kong dollar                   PHP - Philippine peso
AUD - Australian dollar                  HUF - Hungarian forint                   PKR - Pakistani rupee
BRL - Brazilian real                     IDR - Indonesian rupiah                  PLN - Polish zloty
CAD - Canadian dollar                    ILS - Israeli shekel                     RUB - Russian ruble
CHF - Swiss franc                        INR - Indian rupee                       SEK - Swedish krona
CLP - Chilean peso                       ISK - Iceland Krona                      SGD - Singapore dollar
CNY - Chinese renminbi yuan              ITL - Italian lira                       SKK - Slovakian koruna
COP - Colombian peso                     JPY - Japanese yen                       THB - Thai baht
CRC - Costa Rica colon                   KES - Kenyan schilling                   TRY - Turkish lira
CZK - Czech koruna                       KRW - South Korean won                   TWD - Taiwanese dollar
DKK - Danish krone                       MXN - Mexican peso                       USD - United States dollar
EGP - Egyptian pound                     MYR - Malaysian ringgit                  VEB - Venezuelan bolivar
EUR - Euro                               NOK - Norwegian krone                    VND - Vietnamese dong
GBP - British pound sterling             NZD - New Zealand dollar                 ZAR - South African rand
                                         PEN - Peruvian nouveau sol

                                          Notes to Schedules of Investments  131

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on eleven of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sales price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

 132  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement or other significant event (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development, such as a material business development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

                                                  Notes to Quarterly Report  133

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in two ways: hedging and return enhancement. The Fund may use a hedging strategy for its cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Duration Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at January 31, 2006, are presented on the Schedule of Investments for the applicable Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain

 134  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of January 31, 2006, the Fixed Income III Fund had cash collateral balances of $100,268 in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Short Duration Bond, Fixed Income I, Fixed Income III and International Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the

                                                  Notes to Quarterly Report  135

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets and International Funds not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended January 31, 2006 were as follows:

                                                     INTERNATIONAL FUND                           FIXED INCOME I FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                           21    $            81,235                    272    $           121,622
   Opened                                                 89                343,404                    410                277,032
   Closed                                                (74)              (285,083)                   (11)                (5,789)
   Expired                                                --                     --                   (167)               (49,663)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2006                           36    $           139,556                    504    $           343,202
                                         ===================    ===================    ===================    ===================

                                                   FIXED INCOME III FUND                         EMERGING MARKETS FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                          182    $           174,564                    286    $           723,862
   Opened                                                373                275,006                    476              1,299,814
   Closed                                                 --                     --                   (546)            (1,513,785)
   Expired                                              (102)               (20,950)                    --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2006                          453    $           428,620                    216    $           509,891
                                         ===================    ===================    ===================    ===================

                                                  SHORT DURATION BOND FUND
                                         ------------------------------------------
                                              NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED
   --------------------------------------------------------------------------------
   Outstanding October 31, 2005                          160    $           321,656
   Opened                                                242                316,344
   Closed                                                 --                     --
   Expired                                                --                     --
                                         -------------------    -------------------
   Outstanding January 31, 2006                          402    $           638,000
                                         ===================    ===================

 136  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of January 31, 2006, the non-cash collateral received for the securities on loan in the Equity II Fund and International Fund was $210,704 and $66,858, respectively. The non-cash collateral was made up of a pool of US Government securities.

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company's securities lending program, in the Investment Company's Money Market and Tax Free Money Market Funds (two of the Funds of the Investment Company not presented herein). As of January 31, 2006, $609,927,704 of the Money Market Fund's net assets and represents investments by the Funds presented herein and $1,042,556,407 of the Money Market Funds' net assets represents the investments of other FRIC Funds not presented herein.

5. FEDERAL INCOME TAXES

   At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                        EQUITY I            EQUITY II           EQUITY Q
   ----------------------------------------------------------------------------------------------------------
   Cost of Investments                              $   1,239,579,788   $     678,003,911   $   1,310,260,761
                                                    =================   =================   =================
   Unrealized Appreciation                          $     192,991,860   $     165,910,734   $     257,685,839
   Unrealized Depreciation                                (14,504,161)         (8,146,812)        (15,547,618)
                                                    -----------------   -----------------   -----------------
   Net Unrealized Appreciation (Depreciation)       $     178,487,699   $     157,763,922   $     242,138,221
                                                    =================   =================   =================

                                                      INTERNATIONAL      FIXED INCOME I     FIXED INCOME III    EMERGING MARKETS
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                              $   1,668,048,252   $   1,596,727,086   $     866,085,701   $     668,195,814
                                                    =================   =================   =================   =================
   Unrealized Appreciation                          $     393,205,265   $       5,626,233   $      15,762,673   $     393,754,729
   Unrealized Depreciation                                 (7,718,949)        (16,274,818)        (17,339,945)         (7,168,632)
                                                    -----------------   -----------------   -----------------   -----------------
   Net Unrealized Appreciation (Depreciation)       $     385,486,316   $     (10,648,585)  $      (1,577,272)  $     386,586,097
                                                    =================   =================   =================   =================

                                                  Notes to Quarterly Report  137

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                             REAL ESTATE SECURITIES   SHORT DURATION BOND     SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                         $   1,164,428,807       $   1,241,298,450    $     170,305,350   $     345,736,850
                                               =================       =================    =================   =================
   Unrealized Appreciation                     $     574,257,319       $         587,301    $      28,701,299   $      58,339,293
   Unrealized Depreciation                              (896,764)            (14,049,231)          (2,097,475)         (5,107,673)
                                               -----------------       -----------------    -----------------   -----------------
   Net Unrealized Appreciation
     (Depreciation)                            $     573,360,555       $     (13,461,930)   $      26,603,824   $      53,231,620
                                               =================       =================    =================   =================

6. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by FRIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Fixed Income I Fund - 1.0%
   Aames Mortgage Investment Trust              09/08/05         1,377,818             99.98             1,378             1,378
   Aiful Corp.                                  08/03/04           200,000             99.25               199               197
   ASIF Global Financing                        05/18/05            90,000             99.83                90                89
   DG Funding Trust                             11/04/03                94         10,537.14               990             1,003
   Fannie Mae Interest Only STRIP               04/26/01           157,446              5.71                 9                 9
   MASTR Reperforming Loan Trust                03/09/05           807,737            102.36               827               810
   Rabobank Capital Funding II                  05/23/05            20,000            101.80                20                20
   Rabobank Capital Funding Trust               05/19/05            40,000            100.77                40                39
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/20/05           300,000            100.90               303               316
                                                                                                                  --------------
                                                                                                                           3,861
                                                                                                                  ==============
   Fixed Income III Fund - 2.2%
   DG Funding Trust                             11/04/03                59         10,537.14               622               630
   Russia Paris Club Participant                04/06/04        17,343,270             10.59               142               148
                                                                                                                  --------------
                                                                                                                             778
                                                                                                                  ==============
   Emerging Markets Fund - 1.7%
   Coca-Cola Embonor SA                         04/23/99            97,500             10.59             1,032               713
   Delta Corp., Ltd.                            08/07/97         1,138,003              0.39               446               357
   Embotelladora Andina SA                      05/16/05            53,300             15.70               837               729
   Holcim Ecuador SA                            07/24/96            10,500             12.67               133               353
   Holcim Ecuador SA                            04/29/96            72,000              9.50               684             2,484
   NovaTek OAO                                  07/21/05           105,700             21.30             2,252             2,960
   Natura Cosmeticos SA                         05/25/04           165,263             29.01             4,794             8,704
   OK Zimbabwe                                  12/03/01         6,402,949              0.02               149               132
   Tae Young Corp.                              07/24/96            11,339             50.44               572               817
                                                                                                                  --------------
                                                                                                                          17,249
                                                                                                                  ==============

 138  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Short Duration Bond Fund - 0.2%
   DG Funding Trust                             11/04/03               219         10,537.12             2,308             2,338
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                                  Notes to Quarterly Report  139

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 140  Shareholder Requests for Additional Information

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com
                                                             36-08-068 (1 01/06)

ITEM 2. CONTROLS AND PROCEDURES

           (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

           (b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

           (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK RUSSELL INVESTMENT COMPANY


By:    /s/ Greg J. Stark
     --------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date:  March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ Greg J. Stark
     --------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date:   March 30, 2006



By:    /s/ Mark E. Swanson
     ---------------------------------------------------------------------------
         Mark E. Swanson
         Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:   March 30, 2006